UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—October 31, 2021

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2021
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
European Stock Index Fund	4
Pacific Stock Index Fund	41
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, returns for Vanguard European Stock Index Fund ranged from 42.12% for Investor Shares to 42.35% for Institutional Plus Shares. Returns for Vanguard Pacific Stock Index Fund ranged from 23.09% for Investor Shares to 23.27% for ETF Shares (based on net asset value).
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers was also key to the rebound. Even amid concerns toward the end of the fiscal year about inflation and the prospect of less accommodative monetary policy, stock returns for the period were excellent.
•	The United Kingdom made the strongest contribution to return for the European fund, followed by France and Germany. Among sectors, financials, industrials, and consumer discretionary made the strongest contributions. Telecommunications, real estate, and utilities contributed less to returns.
•	For the Pacific fund, Japan, which represents more than half the index, contributed most to its return. Among sectors, financials, industrials, and consumer discretionary led the way, while utilities, telecommunications, consumer staples, and energy brought up the rear.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,058.00	$1.19
FTSE Europe ETF Shares	1,000.00	1,058.80	0.42
Admiral™ Shares	1,000.00	1,058.90	0.52
Institutional Shares	1,000.00	1,058.80	0.42
Institutional Plus Shares	1,000.00	1,058.90	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$996.70	$1.16
FTSE Pacific ETF Shares	1,000.00	997.20	0.40
Admiral Shares	1,000.00	997.10	0.50
Institutional Shares	1,000.00	997.30	0.40
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
FTSE Europe ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
FTSE Pacific ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.08% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

European Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
European Stock Index Fund Investor Shares	42.12%	10.96%	7.83%	$21,256
Spliced European Stock Index	42.33	11.16	7.85	21,291
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836
Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Europe ETF Shares Net Asset Value	42.34%	11.13%	8.00%	$21,592
FTSE Europe ETF Shares Market Price	42.73	11.22	8.02	21,627
Spliced European Stock Index	42.33	11.16	7.85	21,291
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

See Financial Highlights for dividend and capital gains information.
4

European Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
European Stock Index Fund Admiral Shares	42.30%	11.12%	7.98%	$21,558
Spliced European Stock Index	42.33	11.16	7.85	21,291
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
European Stock Index Fund Institutional Shares	42.34%	11.13%	8.01%	$10,802,701
Spliced European Stock Index	42.33	11.16	7.85	10,645,747
FTSE Global All Cap ex US Index	30.96	10.06	7.09	9,918,026

	One Year	Five Years	Since Inception (12/5/2014)	Final Value of a $100,000,000 Investment
European Stock Index Fund Institutional Plus Shares	42.35%	11.16%	6.52%	$154,633,940
Spliced European Stock Index	42.33	11.16	6.50	154,451,190
FTSE Global All Cap ex US Index	30.96	10.06	6.79	157,396,270
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
FTSE Europe ETF Shares Market Price	42.73%	70.19%	116.27%
FTSE Europe ETF Shares Net Asset Value	42.34	69.51	115.92
Spliced European Stock Index	42.33	69.73	112.91
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
5

European Stock Index Fund
Fund Allocation
As of October 31, 2021
United Kingdom	23.9%
France	15.5
Switzerland	14.2
Germany	13.4
Netherlands	7.5
Sweden	6.5
Italy	4.1
Denmark	4.0
Spain	3.7
Finland	2.2
Belgium	1.7
Norway	1.5
Other	1.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

European Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Austria (0.5%)
	Erste Group Bank AG	610,998	26,203
	OMV AG	305,140	18,474
	Verbund AG	142,328	14,837
	voestalpine AG	247,083	9,384
[1]	BAWAG Group AG	142,287	8,949
	Wienerberger AG	241,886	8,563
	ANDRITZ AG	150,359	8,540
	Raiffeisen Bank International AG	277,126	8,098
	IMMOFINANZ AG	201,679	4,829
	CA Immobilien Anlagen AG (XWBO)	89,761	3,852
	Mayr Melnhof Karton AG	18,477	3,637
*	Lenzing AG	28,508	3,438
	Oesterreichische Post AG	71,595	3,023
	Telekom Austria AG Class A	298,323	2,578
	S IMMO AG	108,601	2,576
	Vienna Insurance Group AG Wiener Versicherung Gruppe	84,323	2,456
	EVN AG	79,371	2,241
	UNIQA Insurance Group AG	236,249	2,199
	AT&S Austria Technologie & Systemtechnik AG	54,955	2,109
	Strabag SE (Bearer)	31,919	1,370
*,2	DO & CO AG	14,289	1,294
	Palfinger AG	21,567	953
*	Schoeller-Bleckmann Oilfield Equipment AG	22,926	935
*	Flughafen Wien AG	22,140	730
	Agrana Beteiligungs AG	23,831	503
*	Porr AG	22,195	319
*	Porr AG Rights Exp.11/3/2021	22,195	4
*,3	CA Immobilien Anlagen AG	152,202	—
			142,094
		Shares	Market Value• ($000)
Belgium (1.7%)
	Anheuser-Busch InBev SA	1,803,343	110,305
	KBC Group NV	591,250	55,059
*	Argenx SE	109,614	33,000
	UCB SA	260,042	31,082
	Groupe Bruxelles Lambert SA	225,705	26,189
	Umicore SA	440,410	25,252
	Ageas SA	382,698	18,617
	Solvay SA	148,892	17,699
	Sofina SA	32,804	14,516
	Warehouses De Pauw CVA	304,140	13,849
	Cofinimmo SA	64,476	10,402
	Aedifica SA	77,152	10,288
[2]	Elia Group SA	75,747	8,837
	D'ieteren Group	49,358	8,511
	Ackermans & van Haaren NV	48,025	8,259
	Proximus SADP	301,501	5,678
	Etablissements Franz Colruyt NV	110,244	5,413
	Melexis NV	43,584	5,027
	Euronav NV	409,311	4,356
	VGP NV	16,302	4,216
	KBC Ancora	76,073	3,966
	Montea NV	26,171	3,885
	Telenet Group Holding NV	97,050	3,487
	Barco NV	148,892	3,356
	Shurgard Self Storage SA	54,309	3,328
	Bekaert SA	74,913	3,281
	Gimv NV	41,691	2,693
*	Xior Student Housing NV	43,925	2,598
	Fagron	134,041	2,324
*	Tessenderlo Group SA	55,458	2,024
	Befimmo SA	46,486	1,901
*	bpost SA	218,432	1,871
	Retail Estates NV	21,677	1,736
*	Kinepolis Group NV	27,364	1,724
*	Ontex Group NV	165,917	1,565
	Cie d'Entreprises CFE	15,147	1,549
*	AGFA-Gevaert NV	344,725	1,499
	Econocom Group SA NV	257,777	1,090
*,2	Mithra Pharmaceuticals SA	48,226	1,059
7

European Stock Index Fund
		Shares	Market Value• ($000)
	Orange Belgium SA	32,148	729
	Van de Velde NV	12,390	430
	Wereldhave Belgium Comm VA	5,568	314
			462,964
Denmark (3.9%)
	Novo Nordisk A/S Class B	3,418,139	374,816
	DSV A/S	423,189	98,356
	Vestas Wind Systems A/S	2,171,396	93,869
*	Genmab A/S	127,521	57,289
[1]	Orsted A/S	405,600	57,288
	Coloplast A/S Class B	286,413	46,776
	AP Moller - Maersk A/S Class B	12,259	35,526
	Carlsberg A/S Class B	211,451	34,914
	Novozymes A/S Class B	427,562	31,451
	Pandora A/S	208,201	29,135
	AP Moller - Maersk A/S Class A	8,992	24,689
	Danske Bank A/S	1,416,946	23,977
	Chr Hansen Holding A/S	220,919	17,585
	GN Store Nord A/S	279,390	16,978
	Tryg A/S	663,819	15,754
	Royal Unibrew A/S	103,754	12,889
*	Demant A/S	227,664	11,037
	Ambu A/S Class B	369,808	10,527
	SimCorp A/S	85,442	10,347
[1]	Netcompany Group A/S	70,483	8,026
*	ISS A/S	397,613	7,934
	Ringkjoebing Landbobank A/S	62,097	7,889
*	Bavarian Nordic A/S	135,722	6,511
*	ALK-Abello A/S	14,062	6,095
	ROCKWOOL International A/S Class B	13,225	6,048
*	Jyske Bank A/S (Registered)	121,443	5,925
	Topdanmark A/S	91,633	4,863
*	NKT A/S	93,097	4,486
	Sydbank A/S	126,916	4,361
	FLSmidth & Co. A/S	108,231	4,115
	H Lundbeck A/S	126,900	3,534
*	Dfds A/S	64,285	3,332
	Chemometec A/S	21,901	3,321
*	Zealand Pharma A/S	94,653	3,037
[1]	Scandinavian Tobacco Group A/S Class A	128,678	2,893
	Schouw & Co. A/S	27,631	2,688
*	NTG Nordic Transport Group A/S Class A	29,319	2,397
	Spar Nord Bank A/S	172,023	2,217
*	Nilfisk Holding A/S	59,329	2,069
*	Drilling Co. of 1972 A/S	46,484	1,666
	D/S Norden A/S	52,974	1,280
[2]	Alm Brand A/S	129,073	996
			1,098,886
Finland (2.1%)
*	Nokia OYJ	12,130,281	69,622
	Nordea Bank Abp	5,654,691	69,252
	Sampo OYJ Class A	1,087,922	57,835
		Shares	Market Value• ($000)
	Kone OYJ Class B	844,957	57,625
	Neste OYJ	895,472	49,853
	UPM-Kymmene OYJ	1,146,983	40,478
	Nordea Bank Abp (XHEL)	2,279,724	27,893
	Fortum OYJ	928,695	27,619
	Stora Enso OYJ Class R	1,232,670	20,511
	Kesko OYJ Class B	578,701	18,834
	Elisa OYJ	308,835	18,638
	Wartsila OYJ Abp	1,047,106	14,521
	Metso Outotec OYJ	1,300,035	13,061
	Valmet OYJ	286,166	11,617
	Nokian Renkaat OYJ	290,469	10,908
	Orion OYJ Class B	223,588	9,682
	Kojamo OYJ	419,589	9,401
	Huhtamaki OYJ	199,182	8,685
*	QT Group OYJ	40,746	6,592
	Konecranes OYJ Class A	154,857	6,441
	TietoEVRY OYJ (XHEL)	181,062	5,553
	Cargotec OYJ Class B	104,020	5,387
*	Outokumpu OYJ	719,393	4,481
	Metsa Board OYJ	370,272	3,427
	Neles OYJ	225,404	3,378
	Revenio Group OYJ	49,700	3,279
	Kemira OYJ	188,693	2,898
	Uponor OYJ	115,978	2,833
	Sanoma OYJ	160,755	2,502
	Tokmanni Group Corp.	103,383	2,352
	YIT OYJ	347,579	2,048
[1]	Terveystalo OYJ	134,633	1,752
	Citycon OYJ	161,798	1,330
	TietoEVRY OYJ	38,768	1,203
	F-Secure OYJ	205,142	1,158
	Raisio OYJ Class V	254,518	1,031
*,2	Finnair OYJ	1,273,860	973
	Oriola OYJ Class B	271,746	623
*,3	Ahlstrom-Munksjo OYJ Rights	19,422	401
			595,677
France (15.4%)
	LVMH Moet Hennessy Louis Vuitton SE	537,037	421,102
	TotalEnergies SE	5,222,668	261,525
	Sanofi	2,340,980	235,138
	Schneider Electric SE	1,139,478	196,467
*	L'Oreal SA Loyalty Shares	355,795	162,760
	BNP Paribas SA	2,330,878	156,023
*	Airbus SE	1,197,888	153,668
	EssilorLuxottica SA	635,347	131,452
	AXA SA	4,142,114	120,507
	Kering SA	157,971	118,563
	Vinci SA	1,079,629	115,423
*	Air Liquide SA Loyalty Shares	687,371	114,762
	Hermes International	66,630	105,803
	Pernod Ricard SA	449,622	103,440
	Safran SA	749,581	100,886
	Danone SA	1,292,684	84,265
	Dassault Systemes SE	1,432,377	83,647
	Capgemini SE	337,036	78,584
	L'Oreal SA (XPAR)	162,246	74,220

8

European Stock Index Fund
		Shares	Market Value• ($000)
	Cie de Saint-Gobain	1,021,510	70,497
	STMicroelectronics NV	1,365,757	64,845
	Legrand SA	576,114	62,848
	Cie Generale des Etablissements Michelin SCA	376,785	59,237
	Societe Generale SA	1,672,194	55,858
	Teleperformance	124,989	52,209
	Air Liquide SA (XPAR)	312,284	52,138
	Orange SA	4,125,423	44,988
	Veolia Environnement SA	1,327,045	43,340
	Credit Agricole SA	2,664,761	40,203
*	Engie SA Loyalty Shares	2,421,494	34,446
	Publicis Groupe SA	491,681	33,008
	Eurofins Scientific SE	261,410	30,850
*,1	Worldline SA	523,192	30,511
	Edenred	536,042	29,006
	Sartorius Stedim Biotech	51,685	28,487
	Carrefour SA	1,354,397	24,520
	Alstom SA	634,094	22,598
	Vivendi SE	1,606,082	20,691
	Thales SA	215,683	19,903
[1]	Euronext NV	176,272	19,831
	Bureau Veritas SA	611,997	19,452
	Arkema SA	141,990	19,423
	Bouygues SA	458,626	18,581
	Suez SA	815,515	18,566
	Eiffage SA	164,580	16,939
	Engie SA (XPAR)	1,147,294	16,320
	Gecina SA	110,905	15,520
	Valeo	516,452	15,174
	Getlink SE	982,495	15,122
*	Renault SA	396,473	14,287
*	Accor SA	392,871	14,059
*	EDF	941,514	13,876
	Rexel SA	652,440	12,968
	Bollore SA	2,128,128	12,369
*	SOITEC	45,722	12,174
	BioMerieux	91,493	11,653
	SCOR SE	336,638	11,333
	Faurecia SE (XPAR)	213,396	11,145
	Orpea SA	104,968	10,964
[1]	Amundi SA	122,435	10,909
	Remy Cointreau SA	52,927	10,692
*	Sodexo SA ACT Loyalty Shares	109,891	10,691
	Atos SE	204,822	10,686
*	Ubisoft Entertainment SA	203,251	10,643
	Alten SA	61,706	9,943
[1]	La Francaise des Jeux SAEM	188,735	9,800
	Covivio	107,828	9,339
	Klepierre SA	388,097	9,239
*	Aeroports de Paris	61,071	8,148
	CNP Assurances	320,588	8,032
	Wendel SE	58,477	7,790
	Ipsen SA	73,980	7,657
*	TechnipFMC plc (XNYS)	988,348	7,354
	SES SA Class A GDR	811,118	7,285
*	SEB SA Loyalty Shares	44,083	6,907
	SPIE SA	267,359	6,501
		Shares	Market Value• ($000)
	Rubis SCA	202,045	6,475
	Nexans SA	63,487	6,370
*	Elis SA (XPAR)	319,185	6,061
	Sopra Steria Group SACA	30,646	6,026
*	Sodexo SA (XPAR)	58,136	5,656
	Eutelsat Communications SA	393,635	5,595
	ICADE	69,967	5,487
	Dassault Aviation SA	50,016	5,227
*	Eurazeo SA	54,401	5,099
	Virbac SA	9,245	4,686
	Korian SA	139,254	4,639
	Gaztransport Et Technigaz SA	55,458	4,584
*	Technip Energies NV	294,766	4,537
[1]	Verallia SA	116,157	4,300
	Nexity SA	93,096	4,256
*	JCDecaux SA	156,012	4,070
	IPSOS	82,638	3,873
	Imerys SA	84,525	3,664
	Eurazeo SE	38,542	3,613
	SEB SA (XPAR)	20,941	3,281
	Cie Plastic Omnium SA	117,586	3,264
	Trigano SA	17,168	3,223
	Coface SA	224,427	3,209
	Societe BIC SA	54,530	3,170
	Metropole Television SA	139,446	3,074
*	Casino Guichard Perrachon SA	119,104	2,970
*	Elis SA	155,925	2,960
*,2	Air France-KLM	610,413	2,875
	Interparfums SA	34,263	2,772
	Somfy SA	13,876	2,724
	Rothschild & Co.	60,396	2,664
*,1,2	Neoen SA (XPAR)	57,126	2,630
*,2	Vallourec SA	326,628	2,611
[1]	ALD SA	173,047	2,579
	Electricite de France SA (XPAR)	171,958	2,534
	Television Francaise 1	227,373	2,434
	Fnac Darty SA	36,827	2,391
*	Derichebourg SA	200,398	2,281
	Faurecia SE	41,719	2,152
[1]	Maisons du Monde SA	92,663	2,102
*	ID Logistics Group	5,117	1,882
*	Sodexo SA	19,189	1,867
*,1	Elior Group SA	218,502	1,729
	Quadient SA	71,428	1,708
*	Albioma SA Loyalty Shares	42,934	1,689
*,2	Solutions 30 SE	178,592	1,616
	Robertet SA	1,458	1,601
*	Eramet SA	19,068	1,594
	PEUGEOT Investment	10,990	1,533
	Altarea SCA	7,159	1,531
*	Voltalia SA (Registered)	57,365	1,494
	Mercialys SA	133,961	1,455
	Vicat SA	32,838	1,402
*	Akka Technologies	24,969	1,383
*	Lagardere SA	50,774	1,342
	Carmila SA	85,251	1,292
	Cie de L'Odet SE	838	1,266

9

European Stock Index Fund
		Shares	Market Value• ($000)
*	Beneteau SA	79,180	1,209
	Mersen SA	30,917	1,160
*,1	X-Fab Silicon Foundries SE	115,752	1,156
*	CGG SA	1,488,008	1,076
	Manitou BF SA	26,369	896
	Pharmagest Interactive	7,859	863
	Vilmorin & Cie SA	12,813	815
	Bonduelle SCA	30,228	775
	Jacquet Metals SACA	27,016	659
	Albioma SA (XPAR)	15,580	613
*	Lisi	21,296	592
*	GL Events	27,306	577
	Guerbet	11,757	519
*,1	SMCP SA	60,438	496
	AKWEL	17,843	456
*	Tarkett SA	18,758	432
	Lisi (XPAR)	14,182	394
*	Rallye SA	46,045	296
*	Etablissements Maurel et Prom SA	100,373	289
	Boiron SA	5,440	263
*,3	Bourbon Corp.	37,237	158
			4,281,986
Germany (13.3%)
	SAP SE	2,387,693	345,765
	Siemens AG (Registered)	1,618,964	263,214
	Allianz SE (Registered)	884,633	205,421
	Daimler AG (Registered)	1,810,133	179,678
	BASF SE	1,970,901	141,853
	adidas AG	412,290	134,943
	Infineon Technologies AG	2,806,879	131,450
	Deutsche Telekom AG (Registered)	7,035,089	130,833
	Deutsche Post AG (Registered)	2,105,265	130,331
	Bayer AG (Registered)	2,116,067	119,257
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	301,813	89,363
	Volkswagen AG Preference Shares	394,274	88,488
	Vonovia SE	1,239,633	75,200
	Bayerische Motoren Werke AG	694,161	70,135
	Merck KGaA	278,227	65,752
	Deutsche Boerse AG	395,263	65,616
	E.ON SE	4,660,050	59,089
*	Deutsche Bank AG (Registered)	4,398,918	56,505
	RWE AG	1,354,606	52,141
*,1	Delivery Hero SE	405,275	50,548
*,1	Zalando SE	469,564	44,365
	Fresenius SE & Co. KGaA	878,283	39,921
[1]	Siemens Healthineers AG	596,852	39,694
	Symrise AG Class A	271,779	37,593
	Henkel AG & Co. KGaA Preference Shares	388,810	34,833
		Shares	Market Value• ($000)
	Sartorius AG Preference Shares	53,423	34,604
	Porsche Automobil Holding SE Preference Shares	330,161	34,362
	Brenntag SE	333,261	31,706
	Fresenius Medical Care AG & Co. KGaA	437,378	29,055
*	HelloFresh SE	352,279	28,548
*	Continental AG	232,578	27,345
	Puma SE	214,309	26,585
*	Siemens Energy AG	917,452	26,331
*	QIAGEN NV	475,557	26,205
	MTU Aero Engines AG	115,019	25,619
[1]	Covestro AG	387,645	24,824
	HeidelbergCement AG	319,824	24,084
	Hannover Rueck SE	129,444	23,634
	LEG Immobilien SE (XETR)	157,273	23,393
	Beiersdorf AG	214,690	22,829
	Volkswagen AG	68,777	22,359
	KION Group AG	168,402	18,394
	Aroundtown SA	2,589,510	17,996
	GEA Group AG	356,584	17,562
	Henkel AG & Co. KGaA	204,119	17,046
*	Commerzbank AG	2,237,963	16,344
	Carl Zeiss Meditec AG (Bearer)	78,741	15,858
*	Evotec SE	314,637	15,252
	Knorr-Bremse AG	142,581	15,048
	Nemetschek SE	116,398	13,364
	Evonik Industries AG	412,352	13,361
	Bechtle AG	176,160	13,214
[1]	Scout24 SE	180,307	12,558
	LANXESS AG	186,146	12,543
*	thyssenkrupp AG	1,004,255	10,454
	Bayerische Motoren Werke AG Preference Shares	120,591	10,279
*	CTS Eventim AG & Co. KGaA	126,626	9,210
	Rheinmetall AG	93,311	9,054
	United Internet AG (Registered)	234,704	8,661
*,2	Deutsche Lufthansa AG (Registered)	1,284,808	8,493
	Uniper SE	189,973	8,398
	TAG Immobilien AG	271,829	8,258
*,1	Auto1 Group SE	197,299	7,763
	FUCHS PETROLUB SE Preference Shares	158,141	7,585
*,2	zooplus AG	13,354	7,386
	alstria office REIT-AG	382,851	7,156
*	K+S AG (Registered)	411,581	7,092
	Rational AG	7,137	7,084
	HUGO BOSS AG	111,570	6,986
	Freenet AG	269,283	6,935
[2]	Hella GmbH & Co. KGaA	94,886	6,581
	Aurubis AG	76,006	6,549
[1]	Befesa SA	85,658	6,373
	Gerresheimer AG	67,860	6,226
[2]	Siltronic AG (XETR)	37,976	5,925
	Deutsche Wohnen SE	114,675	5,874
	Wacker Chemie AG	32,182	5,816

10

European Stock Index Fund
		Shares	Market Value• ($000)
*	Sixt SE	33,257	5,734
	ProSiebenSat.1 Media SE	335,043	5,612
*	Talanx AG	115,006	5,531
*	Fraport AG Frankfurt Airport Services Worldwide	77,056	5,515
	Grand City Properties SA	215,180	5,512
	CANCOM SE	79,098	5,468
	AIXTRON SE	227,661	5,407
*	Hypoport SE	8,680	5,344
	Jungheinrich AG Preference Shares	103,805	5,264
	Vantage Towers AG	147,682	5,079
*,1	TeamViewer AG	339,534	5,068
*	RTL Group SA	83,160	4,803
	Duerr AG	105,659	4,789
[2]	Varta AG	30,305	4,670
	Stroeer SE & Co. KGaA	53,770	4,560
	Eckert & Ziegler Strahlen- und Medizintechnik AG	29,894	4,476
	CompuGroup Medical SE & Co. KGaA	52,522	4,390
	Software AG	105,925	4,357
[2]	Encavis AG	202,483	4,243
	Jenoptik AG	109,622	4,196
	Aareal Bank AG	129,313	4,134
*,2	Nordex SE	223,121	4,100
	Stabilus SA	52,663	3,955
	Telefonica Deutschland Holding AG	1,448,023	3,773
	Dermapharm Holding SE	36,996	3,721
	METRO AG	279,123	3,528
	Pfeiffer Vacuum Technology AG	14,086	3,516
	Fielmann AG	52,513	3,463
*	MorphoSys AG	73,306	3,450
	VERBIO Vereinigte BioEnergie AG	42,711	3,396
[1]	Deutsche Pfandbriefbank AG	265,616	3,296
[1]	DWS Group GmbH & Co. KGaA	75,047	3,246
	Krones AG	31,297	3,225
	HOCHTIEF AG	41,179	3,177
*	Salzgitter AG	83,093	3,049
	Norma Group SE	68,773	2,955
	1&1 AG	100,021	2,911
*	Nagarro SE	14,197	2,856
	Traton SE	108,303	2,797
	Sartorius AG	4,539	2,789
*	flatexDEGIRO AG	121,600	2,762
	Sixt SE Preference Shares	27,034	2,679
	Suedzucker AG	168,813	2,678
[1,2]	ADLER Group SA	196,348	2,663
*	Vitesco Technologies Group AG Class A	46,220	2,650
[1]	Instone Real Estate Group SE	99,705	2,628
	PATRIZIA AG	93,899	2,595
	STRATEC SE	15,477	2,472
[2]	S&T AG	102,610	2,466
		Shares	Market Value• ($000)
	Hornbach Holding AG & Co. KGaA	18,270	2,310
*,1	Shop Apotheke Europe NV	15,222	2,308
	FUCHS PETROLUB SE	61,772	2,276
	Deutsche EuroShop AG	110,065	2,240
[2]	GRENKE AG	56,696	2,211
*	Deutz AG	260,524	2,184
	Bilfinger SE	59,959	2,107
*	Kloeckner & Co. SE Preference Shares	155,542	2,090
*	Global Fashion Group SA	222,110	2,000
	DIC Asset AG	113,709	1,996
	Draegerwerk AG & Co. KGaA Preference Shares	24,751	1,950
	KWS Saat SE & Co. KGaA	22,320	1,905
*	CECONOMY AG	388,197	1,894
	Atoss Software AG	8,367	1,893
	Wacker Neuson SE	54,698	1,795
	Indus Holding AG	42,815	1,685
	New Work SE	6,287	1,535
	Secunet Security Networks AG	2,886	1,515
	Basler AG	8,091	1,491
	Washtec AG	22,557	1,468
	Deutsche Beteiligungs AG	31,586	1,460
	Zeal Network SE	32,864	1,444
	Schaeffler AG Preference Shares	160,185	1,273
	Hamburger Hafen und Logistik AG	55,400	1,243
	BayWa AG	29,293	1,239
	Takkt AG	73,389	1,199
	Hensoldt AG	65,407	1,058
*	Koenig & Bauer AG	29,520	1,042
	Vossloh AG	19,328	1,036
*	SGL Carbon SE	106,085	1,014
	SMA Solar Technology AG	18,536	980
*	ElringKlinger AG	62,414	882
	Wuestenrot & Wuerttembergische AG	39,614	825
	Hornbach Baumarkt AG	17,232	775
	TLG Immobilien AG	16,752	614
	Bertrandt AG	9,355	610
	CropEnergies AG	42,040	603
	Hella GmbH & Co. KGaA	1,569	109
	Steico SE	685	90
	Draegerwerk AG & Co. KGaA	10	1
			3,703,447
Ireland (0.4%)
	Kerry Group plc Class A	331,468	44,476
	Kingspan Group plc	325,340	37,455
*	Bank of Ireland Group plc	1,968,825	11,729
	Glanbia plc (XDUB)	415,383	6,783
*	AIB Group plc	1,698,518	4,597

11

European Stock Index Fund
		Shares	Market Value• ($000)
*	Dalata Hotel Group plc	480,222	2,054
	Hibernia REIT plc	1,403,817	2,051
*	Cairn Homes plc (XDUB)	1,516,626	1,969
*	Irish Continental Group plc	341,832	1,680
*,2,3	Irish Bank Resolution Corp.	2,503,596	—
			112,794
Italy (4.1%)
	Enel SpA	16,733,200	140,087
	Intesa Sanpaolo SpA	35,773,505	101,675
	Eni SpA	5,407,534	77,503
	Ferrari NV	261,687	62,095
	UniCredit SpA	4,684,626	61,928
	Assicurazioni Generali SpA	2,773,394	60,391
	Stellantis NV	2,669,731	53,300
	CNH Industrial NV	2,119,022	36,501
	Stellantis NV (XNYS)	1,684,979	33,644
	Moncler SpA	463,024	33,321
	Snam SpA (MTAA)	4,788,675	27,122
	FinecoBank Banca Fineco SpA	1,316,660	25,145
	Terna - Rete Elettrica Nazionale	3,033,143	22,599
*,1	Nexi SpA	1,266,254	22,017
	Prysmian SpA	566,107	21,404
	EXOR NV	222,432	20,982
*	Atlantia SpA	1,058,997	20,469
	Mediobanca Banca di Credito Finanziario SpA	1,496,693	17,860
	Davide Campari-Milano NV	1,063,706	15,109
	Amplifon SpA	278,045	14,149
[1]	Poste Italiane SpA	982,029	14,025
	Recordati Industria Chimica e Farmaceutica SpA	208,705	13,077
	Interpump Group SpA	172,611	12,715
	Tenaris SA	1,003,605	11,176
	DiaSorin SpA	48,326	10,925
	Banco BPM SpA	3,250,338	10,108
	Telecom Italia SpA	28,156,916	10,045
	Reply SpA	48,304	9,376
[1]	Infrastrutture Wireless Italiane SpA	757,689	8,371
	Azimut Holding SpA	263,030	7,575
[1]	Pirelli & C SpA	1,136,482	6,990
	Hera SpA	1,679,268	6,870
	A2A SpA	3,232,559	6,802
	Italgas SpA	1,055,201	6,704
*	Leonardo SpA	866,765	6,360
	De' Longhi SpA	151,248	5,917
	Unipol Gruppo SpA	1,029,362	5,912
*	Banca Generali SpA	121,492	5,716
	Banca Mediolanum SpA	515,300	5,193
	ERG SpA	141,553	5,113
	BPER Banca	2,253,328	4,941
	Buzzi Unicem SpA	199,928	4,663
*	Brunello Cucinelli SpA	71,941	4,365
	Iren SpA	1,335,066	4,149
	Brembo SpA	312,452	4,104
		Shares	Market Value• ($000)
	Banca Popolare di Sondrio SCPA	822,362	3,574
[1]	BFF Bank SpA	393,465	3,523
	Telecom Italia SpA Savings Shares	8,316,947	3,162
*	Autogrill SpA	401,455	3,152
*	Salvatore Ferragamo SpA	143,616	3,056
	Sesa SpA	15,568	3,054
[1]	Technogym SpA	286,409	3,010
[1]	Anima Holding SpA	564,829	3,001
[1]	Carel Industries SpA	95,118	2,745
	UnipolSai Assicurazioni SpA	914,732	2,649
*,2	Saipem SpA	1,205,921	2,642
	Tamburi Investment Partners SpA	220,156	2,485
	Falck Renewables SpA	242,659	2,447
*,1	Enav SpA	536,920	2,356
[1]	GVS SpA	150,104	2,231
	ACEA SpA	90,494	1,963
*	Societa Cattolica Di Assicurazione SpA	256,811	1,953
	Tinexta SpA	42,614	1,889
	Danieli & C Officine Meccaniche SpA Savings Shares	85,967	1,857
	SOL SpA	78,314	1,800
	Gruppo MutuiOnline SpA	35,691	1,743
[2]	Webuild SpA (MTAA)	692,020	1,713
	Mediaset NV	601,853	1,691
	MARR SpA	69,222	1,631
	Maire Tecnimont SpA	340,099	1,465
	Zignago Vetro SpA	65,109	1,312
	Credito Emiliano SpA	164,318	1,247
[1]	RAI Way SpA	197,732	1,197
	Piaggio & C SpA	352,318	1,181
[1]	doValue SpA	122,419	1,174
	Danieli & C Officine Meccaniche SpA	34,193	1,151
*	Cerved Group SpA	86,236	1,035
	Cementir Holding NV	97,369	1,022
	Italmobiliare SpA	29,065	1,020
	Banca IFIS SpA	54,019	999
*	Tod's SpA	17,974	991
*	Biesse SpA	29,627	917
*	Saras SpA	1,224,960	909
*,2	Juventus Football Club SpA	1,053,140	852
*	CIR SpA-Compagnie Industriali	1,529,140	842
*,2	Fincantieri SpA	1,023,726	805
	Datalogic SpA	41,515	755
*,2	Banca Monte dei Paschi di Siena SpA	564,787	675
*	Immobiliare Grande Distribuzione SIIQ SpA	139,457	611
*	Arnoldo Mondadori Editore SpA	241,655	559
	DeA Capital SpA	209,617	324
	Rizzoli Corriere Della Sera Mediagroup SpA	199,843	164
*	Webuild SpA	61,414	72
			1,139,099

12

European Stock Index Fund
		Shares	Market Value• ($000)
Netherlands (7.5%)
	ASML Holding NV	852,411	692,925
*,1	Adyen NV	62,193	187,656
	Prosus NV	1,898,030	167,184
	ING Groep NV	8,409,554	127,564
	Koninklijke Philips NV	1,950,635	92,022
	Koninklijke DSM NV	357,905	78,194
	Koninklijke Ahold Delhaize NV	2,096,761	68,213
	Wolters Kluwer NV	563,170	58,974
	Heineken NV	512,243	56,700
	Universal Music Group NV	1,608,231	46,692
	ASM International NV	103,025	46,628
	ArcelorMittal SA	1,369,472	46,316
	Akzo Nobel NV	402,773	46,285
	NN Group NV	673,549	36,006
*,1	Just Eat Takeaway.com NV	389,041	27,947
	IMCD NV	122,414	27,181
	Koninklijke KPN NV	7,130,450	21,305
	Heineken Holding NV	227,335	21,068
*	Unibail-Rodamco-Westfield	290,725	20,759
	Aegon NV	3,802,169	19,286
	Randstad NV	237,751	17,082
	BE Semiconductor Industries NV	153,523	14,027
	ASR Nederland NV	292,390	13,668
[1]	ABN AMRO Bank NV GDR	892,363	13,125
[1]	Signify NV	270,559	13,110
	Aalberts NV	207,426	11,481
	Arcadis NV	155,475	7,578
*	InPost SA	434,324	6,201
	APERAM SA	101,685	6,063
	Corbion NV	127,160	6,038
*	OCI NV	206,661	5,858
	Koninklijke Vopak NV	139,536	5,553
*	Galapagos NV	103,348	5,481
	SBM Offshore NV	346,803	5,475
	JDE Peet's NV	179,150	5,217
	TKH Group NV GDR	88,998	5,070
	Boskalis Westminster	168,811	5,035
*,1	Basic-Fit NV	97,959	4,756
	PostNL NV	1,040,861	4,517
*,1	GrandVision NV	105,618	3,466
*,1	Intertrust NV	192,354	2,908
[1]	CTP NV	130,020	2,761
*,1	Alfen Beheer BV	24,024	2,706
	Eurocommercial Properties NV	111,847	2,610
*	Sligro Food Group NV	74,338	1,991
	AMG Advanced Metallurgical Group NV	66,504	1,962
[1]	Flow Traders	55,904	1,898
*	Accell Group NV	45,646	1,882
*	Fugro NV	216,923	1,839
	NSI NV	40,843	1,637
*	Koninklijke BAM Groep NV	532,306	1,545
	Wereldhave NV	85,948	1,334
*	TomTom NV	144,902	1,245
	Vastned Retail NV	35,369	1,008
	Brunel International NV	44,381	610
[1]	B&S Group Sarl	53,465	483
		Shares	Market Value• ($000)
	ForFarmers NV	64,477	307
			2,076,432
Norway (1.5%)
	DNB Bank ASA	2,205,098	52,474
	Equinor ASA	2,068,820	52,420
	Mowi ASA	951,038	27,577
	Telenor ASA	1,365,550	21,576
	Norsk Hydro ASA	2,878,046	21,141
	Yara International ASA	350,211	18,303
	TOMRA Systems ASA	252,585	16,325
	Orkla ASA	1,639,543	15,947
	Storebrand ASA	1,000,528	10,731
	Bakkafrost P/F	108,953	10,079
*	Nordic Semiconductor ASA	336,069	9,985
	Schibsted ASA Class B	218,092	9,893
*	Adevinta ASA	594,822	9,825
	Aker BP ASA	232,384	8,917
	Gjensidige Forsikring ASA	358,104	8,916
	Salmar ASA	116,090	8,857
	Schibsted ASA Class A	157,196	8,122
*	NEL ASA	2,953,474	6,253
	SpareBank 1 SR-Bank ASA	383,503	5,882
	Kongsberg Gruppen ASA	162,758	5,341
	Borregaard ASA	214,664	5,213
[1]	Scatec ASA	254,811	5,026
	Leroy Seafood Group ASA	551,375	5,013
[1]	Entra ASA	191,404	4,778
	Aker ASA Class A	51,342	4,732
	SpareBank 1 SMN	277,562	4,623
	Subsea 7 SA	506,692	4,548
*	Bank Norwegian ASA	334,038	4,143
*	Kahoot! ASA	644,466	3,864
*,1	Crayon Group Holding ASA	145,418	3,396
	Atea ASA	180,246	3,368
	Veidekke ASA	233,679	3,367
	Austevoll Seafood ASA	192,627	2,608
	TGS ASA	252,074	2,325
[1]	Elkem ASA	566,670	2,252
[1]	Sbanken ASA	161,999	1,900
*	DNO ASA	1,166,819	1,701
	Bonheur ASA	42,896	1,696
	Frontline Ltd.	190,635	1,695
*	MPC Container Ships A/S	651,663	1,544
*	Grieg Seafood ASA	119,985	1,334
*	Wallenius Wilhelmsen ASA	226,694	1,039
	Sparebank 1 Oestlandet	62,717	1,033
*	Hexagon Composites ASA	242,846	978
[1]	BW LPG Ltd.	170,979	914
	Stolt-Nielsen Ltd.	48,112	742
	Norway Royal Salmon ASA	30,677	646
	BW Offshore Ltd.	190,421	620
	Ocean Yield ASA	120,373	585
*	BW Energy Ltd.	147,580	483

13

European Stock Index Fund
		Shares	Market Value• ($000)
*	Borr Drilling Ltd.	3,037	3
			404,733
Poland (0.6%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,837,243	22,495
	Polski Koncern Naftowy ORLEN SA	667,897	14,405
	Powszechny Zaklad Ubezpieczen SA	1,202,489	12,031
	KGHM Polska Miedz SA	293,482	11,285
	Bank Polska Kasa Opieki SA	336,716	11,125
*,1	Allegro.eu SA	830,729	9,404
*,1	Dino Polska SA	103,038	9,209
	LPP SA	2,387	8,588
[2]	CD Projekt SA	140,778	6,146
	Santander Bank Polska SA	63,421	5,899
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,745,276	5,647
	Cyfrowy Polsat SA	572,102	5,116
*	mBank SA	27,410	3,879
*	PGE Polska Grupa Energetyczna SA	1,574,285	3,874
*	Grupa Lotos SA	210,490	3,272
*	Alior Bank SA	201,441	3,180
	KRUK SA	36,990	3,086
*	Bank Millennium SA	1,323,992	3,039
	Asseco Poland SA	122,339	3,013
*	Orange Polska SA	1,407,268	2,744
*	CCC SA	61,046	1,847
*	Tauron Polska Energia SA	2,018,092	1,664
*	Jastrzebska Spolka Weglowa SA	109,493	1,425
*	AmRest Holdings SE	153,759	1,235
*	Enea SA	458,053	1,163
	Bank Handlowy w Warszawie SA	70,243	1,020
*	Grupa Azoty SA	100,832	753
	Warsaw Stock Exchange	56,564	624
	Ciech SA	57,711	514
	Eurocash SA	168,984	417
*	Mercator Medical SA	6,287	162
	Kernel Holding SA	1,214	18
			158,279
Portugal (0.3%)
	EDP - Energias de Portugal SA	6,087,749	34,351
	EDP Renovaveis SA	517,828	14,421
	Jeronimo Martins SGPS SA	526,083	11,918
	Galp Energia SGPS SA	1,107,818	11,508
*	Banco Comercial Portugues SA Class R	16,689,276	3,011
	REN - Redes Energeticas Nacionais SGPS SA	843,663	2,570
	Sonae SGPS SA	2,074,907	2,284
	Navigator Co. SA	550,254	2,151
	CTT-Correios de Portugal SA	325,548	1,789
		Shares	Market Value• ($000)
	NOS SGPS SA	447,570	1,746
	Altri SGPS SA	155,147	1,005
	Corticeira Amorim SGPS SA	71,868	1,001
*	Greenvolt-Energias Renovaveis SA	77,790	611
	Semapa-Sociedade de Investimento e Gestao	9,817	138
			88,504
Spain (3.6%)
	Iberdrola SA (XMAD)	12,702,527	150,134
	Banco Santander SA	36,856,120	139,798
	Banco Bilbao Vizcaya Argentaria SA	14,331,632	100,295
	Industria de Diseno Textil SA	2,262,911	81,972
[1]	Cellnex Telecom SA	1,308,055	80,445
*	Amadeus IT Group SA	915,747	61,262
	Telefonica SA	10,670,525	46,349
	Repsol SA	2,792,925	35,773
	Ferrovial SA	1,024,537	32,343
	CaixaBank SA	9,478,557	27,248
*,1	Aena SME SA	151,291	24,848
	Red Electrica Corp. SA	927,172	19,305
[2]	Naturgy Energy Group SA	638,590	16,788
	Grifols SA	711,752	16,303
	Endesa SA	682,432	15,739
*	Siemens Gamesa Renewable Energy SA	481,438	13,064
	ACS Actividades de Construccion y Servicios SA	488,025	12,791
	Enagas SA	534,798	12,001
*	Banco de Sabadell SA	12,093,673	9,733
	Acciona SA	48,991	9,408
	Fluidra SA	239,847	9,160
	Bankinter SA	1,480,191	8,150
	Merlin Properties Socimi SA	713,941	7,732
	Inmobiliaria Colonial Socimi SA	727,717	7,076
	Acerinox SA	455,704	6,344
	Viscofan SA	83,687	5,723
	Mapfre SA	2,138,127	4,527
	Grupo Catalana Occidente SA	111,305	3,953
	Laboratorios Farmaceuticos Rovi SA	47,434	3,328
	Ebro Foods SA	165,361	3,282
*	Indra Sistemas SA	263,679	3,189
	Zardoya Otis SA	385,447	3,099
	CIE Automotive SA	112,178	3,053
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,486,160	2,984
	Cia de Distribucion Integral Logista Holdings SA	136,310	2,905
[1]	Unicaja Banco SA	2,651,195	2,837
	Applus Services SA	306,657	2,776
*	Solaria Energia y Medio Ambiente SA	131,034	2,622

14

European Stock Index Fund
		Shares	Market Value• ($000)
	Faes Farma SA	628,840	2,562
	Almirall SA	158,372	2,355
	Pharma Mar SA	28,939	2,251
	Sacyr SA (XMAD)	786,256	2,241
	Construcciones y Auxiliar de Ferrocarriles SA	40,564	1,787
*	Mediaset Espana Comunicacion SA	325,713	1,699
*	Melia Hotels International SA	221,553	1,635
*,1	Gestamp Automocion SA	338,537	1,514
	Prosegur Cia de Seguridad SA	518,108	1,470
[1]	Global Dominion Access SA	239,424	1,284
[1]	Neinor Homes SA	93,335	1,204
[1]	Aedas Homes SA	41,488	1,192
	Fomento de Construcciones y Contratas SA	87,183	1,111
*,1	Metrovacesa SA	95,492	837
*	Lar Espana Real Estate Socimi SA	127,865	779
*	Ence Energia y Celulosa SA	271,926	700
*	Atresmedia Corp. de Medios de Comunicacion SA	167,833	684
*,2	Tecnicas Reunidas SA	67,716	612
[1]	Prosegur Cash SA	824,021	566
*,2	Distribuidora Internacional de Alimentacion SA	30,509,061	558
*	NH Hotel Group SA (XMAD)	51,716	188
			1,015,568
Sweden (6.5%)
	Investor AB Class B	4,173,004	96,288
	Atlas Copco AB Class A	1,364,001	87,840
	Volvo AB Class B	3,253,715	75,874
	Telefonaktiebolaget LM Ericsson Class B	6,469,545	70,618
	Hexagon AB Class B	3,838,421	61,774
	Sandvik AB	2,317,692	58,774
	Assa Abloy AB Class B	1,975,270	57,960
[1]	Evolution AB	347,404	56,398
	Skandinaviska Enskilda Banken AB Class A	3,118,710	48,770
	Swedbank AB Class A	2,162,261	46,897
	Atlas Copco AB Class B	808,265	43,803
	Essity AB Class B	1,311,693	42,488
	Nibe Industrier AB Class B	2,579,446	38,366
	Svenska Handelsbanken AB Class A	3,223,302	36,947
	H & M Hennes & Mauritz AB Class B	1,887,342	35,506
	Epiroc AB Class A	1,367,826	34,033
	EQT AB	607,998	32,114
	Swedish Match AB	3,317,686	29,253
		Shares	Market Value• ($000)
	Alfa Laval AB	675,862	28,991
	Telia Co. AB	5,519,187	21,739
	Getinge AB Class B	480,158	21,488
*,1	Sinch AB	1,105,622	21,045
	Boliden AB	588,874	20,760
	Svenska Cellulosa AB SCA Class B	1,318,681	20,604
	Investor AB Class A	883,506	20,440
*	Kinnevik AB Class B	519,948	20,408
	Skanska AB Class B	772,083	19,631
	SKF AB Class B	826,261	19,190
	Indutrade AB	602,766	17,571
	Industrivarden AB Class A	508,497	16,774
	Epiroc AB Class B	781,743	16,607
	Lundin Energy AB	407,362	16,088
*	Fastighets AB Balder Class B	217,132	15,744
	Tele2 AB Class B	1,075,197	15,196
	Sagax AB Class B	375,424	14,694
	Lifco AB Class B	489,984	14,287
	Samhallsbyggnadsbolaget i Norden AB	1,991,586	13,351
	Husqvarna AB Class B	927,633	13,220
[1]	Thule Group AB	225,165	13,010
	Trelleborg AB Class B	522,863	11,967
	Castellum AB	446,004	11,888
	Industrivarden AB Class C	351,469	11,433
	Electrolux AB Class B	493,517	11,229
	Investment AB Latour Class B	307,330	11,163
	Securitas AB Class B	663,796	10,997
	Beijer Ref AB Class B	523,501	10,743
	Avanza Bank Holding AB	265,062	10,538
	Volvo AB Class A	437,678	10,347
*	Swedish Orphan Biovitrum AB	378,134	10,276
[1]	Dometic Group AB	689,031	10,050
	Vitrolife AB	148,549	9,668
*	Nordic Entertainment Group AB Class B	163,318	9,470
	Fabege AB	556,373	9,417
	Holmen AB Class B	206,518	9,169
	L E Lundbergforetagen AB Class B	157,966	9,107
	AddTech AB Class B	404,443	9,048
	Elekta AB Class B	771,654	8,985
	AddLife AB Class B	217,751	8,896
	ICA Gruppen AB	167,179	8,651
	AAK AB	368,122	8,052
	BillerudKorsnas AB	379,096	7,940
*	SSAB AB Class B	1,473,516	7,365
	Nordnet AB publ	366,466	7,024
	Sweco AB Class B	430,229	6,851
	Wihlborgs Fastigheter AB	285,709	6,774
*	Sectra AB Class B	276,202	6,722
	Arjo AB Class B	481,689	6,569
	Nyfosa AB	389,056	6,567
[1]	Bravida Holding AB	433,926	6,527
	Wallenstam AB Class B	358,583	6,294
	AFRY AB	210,863	6,275
	Hexpol AB	533,158	6,239
	JM AB	150,609	6,102

15

European Stock Index Fund
		Shares	Market Value• ($000)
	Mips AB	47,076	5,700
[2]	Kungsleden AB	407,359	5,602
	Saab AB Class B	198,363	5,530
	Axfood AB	224,265	5,499
	Bure Equity AB	117,820	5,469
	Instalco AB	101,704	5,406
	Peab AB Class B	427,978	5,379
	Nolato AB Class B	373,738	4,941
	Lindab International AB	148,030	4,850
	Intrum AB	167,586	4,757
	Corem Property Group AB Class B	1,401,183	4,651
	Biotage AB	141,234	4,570
	Loomis AB Class B	162,976	4,398
	Medicover AB Class B	123,942	3,758
*	Electrolux Professional AB Class B	484,439	3,743
	Hufvudstaden AB Class A	230,041	3,681
	Catena AB	58,953	3,592
	NCC AB Class B	205,011	3,552
	HMS Networks AB	60,365	3,447
	Mycronic AB	147,149	3,415
*	Pandox AB Class B	191,451	3,374
	Troax Group AB	72,830	2,982
	Bilia AB Class A	164,946	2,933
	Vitec Software Group AB Class B	48,774	2,879
*	BICO Group AB Class B	54,958	2,756
*	SSAB AB Class A	470,120	2,679
*	VNV Global AB	181,278	2,660
*	Modern Times Group MTG AB Class B	230,725	2,646
	Ratos AB Class B	429,304	2,472
	Granges AB	226,393	2,469
	Concentric AB	80,556	2,371
*	Cint Group AB	152,955	2,314
*,1	Boozt AB	131,621	2,217
	Atrium Ljungberg AB Class B	96,061	2,206
	Dios Fastigheter AB	179,596	2,089
*	BHG Group AB	174,388	2,011
	Platzer Fastigheter Holding AB Class B	115,446	1,881
	SkiStar AB	89,813	1,873
*	Mekonomen AB	90,710	1,871
*	Betsson AB Class B	257,658	1,798
	Bonava AB Class B	181,318	1,791
[1]	Munters Group AB	229,038	1,695
	Samhallsbyggnadsbolaget i Norden AB Class D	465,344	1,693
[1]	Resurs Holding AB	303,426	1,635
	Systemair AB	156,775	1,513
	Nobia AB	243,894	1,503
	Cloetta AB Class B	448,601	1,425
*	SAS AB	7,957,045	1,385
*,1,2	Scandic Hotels Group AB	282,918	1,368
*	Kinnevik AB Class A	31,547	1,273
	INVISIO AB	68,922	1,247
	Fagerhult AB	145,996	1,170
	Investment AB Oresund	63,038	1,096
*	Karo Pharma AB	162,957	1,074
		Shares	Market Value• ($000)
*	Hansa Biopharma AB	93,717	1,065
*,1	Attendo AB	228,186	981
	Telefonaktiebolaget LM Ericsson Class A	82,164	900
	Clas Ohlson AB Class B	83,018	894
	Corem Property Group AB Preference Shares	23,360	893
	Sagax AB Class D	223,833	854
*	Collector AB	166,669	821
*	Camurus AB	40,830	767
	Svenska Handelsbanken AB Class B	50,630	640
	Skandinaviska Enskilda Banken AB Class C	11,504	184
	NCC AB Class A	8,396	147
	Svenska Cellulosa AB SCA Class A	4,171	66
*,1,2	Oncopeptides AB	102,926	47
			1,801,432
Switzerland (14.1%)
	Nestle SA (Registered)	6,068,210	800,441
	Roche Holding AG	1,512,526	585,944
	Novartis AG (Registered)	4,563,428	377,454
	Zurich Insurance Group AG	319,966	141,816
	Cie Financiere Richemont SA Class A (Registered)	1,098,869	135,986
	Lonza Group AG (Registered)	159,560	131,126
	UBS Group AG (Registered)	7,000,810	127,434
	ABB Ltd. (Registered)	3,650,746	120,778
	Sika AG (Registered)	304,914	103,299
	Givaudan SA (Registered)	19,856	93,560
	Partners Group Holding AG	48,284	84,350
	Alcon Inc.	989,377	82,038
	Swiss Re AG	621,893	60,246
	Geberit AG (Registered)	73,289	57,235
	Credit Suisse Group AG (Registered)	5,165,292	53,728
	Sonova Holding AG (Registered)	114,316	47,369
	Straumann Holding AG (Registered)	21,692	45,156
	Holcim Ltd.	766,529	38,236
	SGS SA (Registered)	12,661	37,483
	Swiss Life Holding AG (Registered)	66,961	36,733
	Kuehne + Nagel International AG (Registered)	107,851	33,968
	Julius Baer Group Ltd.	459,126	33,210
	Swisscom AG (Registered)	54,775	29,826
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	2,309	27,227

16

European Stock Index Fund
		Shares	Market Value• ($000)
	Logitech International SA (Registered)	317,844	26,589
[1]	VAT Group AG	55,188	26,382
	Chocoladefabriken Lindt & Spruengli AG (Registered)	215	25,828
	Schindler Holding AG Ptg. Ctf.	87,602	22,810
	Holcim Ltd. (XSWX)	415,132	20,813
	Temenos AG (Registered)	131,301	20,102
	SIG Combibloc Group AG	722,511	18,896
	Barry Callebaut AG (Registered)	7,663	17,746
	Roche Holding AG (Bearer)	40,430	17,390
	Swatch Group AG (Bearer)	62,240	17,131
	Adecco Group AG (Registered)	330,491	16,650
	Tecan Group AG (Registered)	27,030	16,561
	Swiss Prime Site AG (Registered)	162,209	16,491
	Baloise Holding AG (Registered)	96,389	15,361
	EMS-Chemie Holding AG (Registered)	15,284	15,161
	Vifor Pharma AG	111,048	14,339
	Georg Fischer AG (Registered)	8,816	13,339
	PSP Swiss Property AG (Registered)	92,872	11,610
	Belimo Holding AG (Registered)	19,882	11,559
	Bachem Holding AG (Registered) Class B	13,379	10,770
*	ams AG	530,033	10,494
	Schindler Holding AG (Registered)	40,871	10,493
	Clariant AG (Registered)	485,030	10,211
	Helvetia Holding AG (Registered)	74,429	8,856
	Siegfried Holding AG (Registered)	8,707	8,375
[1]	Galenica AG	103,500	7,581
*	Flughafen Zurich AG (Registered)	40,812	7,370
*	Dufry AG (Registered)	133,339	7,060
	Bucher Industries AG (Registered)	13,888	7,009
	Allreal Holding AG (Registered)	30,409	6,431
	DKSH Holding AG	77,149	6,184
	Daetwyler Holding AG (Bearer)	15,753	6,128
	Comet Holding AG (Registered)	15,902	5,917
*	Zur Rose Group AG	16,394	5,831
	Interroll Holding AG (Registered)	1,178	5,715
	Vontobel Holding AG (Registered)	59,006	5,464
	Inficon Holding AG (Registered)	4,134	5,304
	BKW AG	38,574	5,111
		Shares	Market Value• ($000)
	Softwareone Holding AG	218,443	5,062
[2]	Stadler Rail AG	113,663	4,992
	Swatch Group AG (Registered)	93,791	4,990
*	Idorsia Ltd.	242,239	4,987
	Banque Cantonale Vaudoise (Registered)	60,887	4,902
	SFS Group AG	36,230	4,880
	dormakaba Holding AG	6,487	4,808
	Mobimo Holding AG (Registered)	13,845	4,666
	Emmi AG (Registered)	4,174	4,356
	Forbo Holding AG (Registered)	2,224	4,327
	Cembra Money Bank AG	62,601	4,179
	OC Oerlikon Corp. AG (Registered)	398,569	4,058
	Kardex Holding AG (Registered)	12,568	3,876
	Bystronic AG	2,795	3,843
	Swissquote Group Holding SA (Registered)	18,493	3,751
	Sulzer AG (Registered)	37,147	3,652
	Landis+Gyr Group AG	52,954	3,640
*	Dottikon Es Holding AG (Registered)	9,488	3,484
	Valiant Holding AG (Registered)	34,243	3,389
	Huber + Suhner AG (Registered)	36,690	3,264
*,1	Sensirion Holding AG	22,006	3,172
	VZ Holding AG	28,721	2,916
	Schweiter Technologies AG (Bearer)	2,017	2,897
	Burckhardt Compression Holding AG	6,711	2,827
*,2	Meyer Burger Technology AG	5,899,996	2,816
	St. Galler Kantonalbank AG (Registered)	6,052	2,789
*	Aryzta AG	1,978,126	2,587
	LEM Holding SA (Registered)	1,002	2,429
	Zehnder Group AG	20,786	2,237
*,1	Medacta Group SA	13,198	2,210
	Bossard Holding AG (Registered) Class A	5,615	2,062
	Arbonia AG	93,492	2,033
*	Komax Holding AG (Registered)	7,698	1,962
*,1	Medmix AG	36,883	1,763
	ALSO Holding AG (Registered)	5,789	1,718
	Vetropack Holding AG Class A (Registered)	27,081	1,667
*	Valora Holding AG (Registered)	8,066	1,535
	Leonteq AG	22,910	1,517
	Intershop Holding AG	2,387	1,493
*	Bobst Group SA (Registered)	16,704	1,360

17

European Stock Index Fund
		Shares	Market Value• ($000)
	Bell Food Group AG (Registered)	4,158	1,335
*	Rieter Holding AG (Registered)	6,421	1,333
*	Ascom Holding AG (Registered)	76,599	1,192
*,2	COSMO Pharmaceuticals NV	15,477	1,177
*,2	Basilea Pharmaceutica AG (Registered)	25,116	1,175
	EFG International AG	163,534	1,147
	Ypsomed Holding AG (Registered)	6,633	1,098
*	u-blox Holding AG	14,952	1,094
*	Autoneum Holding AG	6,230	975
	Hiag Immobilien Holding AG	6,145	651
*	Swiss Steel Holding AG	1,650,373	634
*	Implenia AG (Registered)	29,596	604
	VP Bank AG Class A	4,736	533
*	APG SGA SA	2,162	489
*	Aryzta AG (XSWX)	24,200	32
			3,912,270
United Kingdom (23.8%)
	AstraZeneca plc	3,333,082	416,973
	HSBC Holdings plc	44,000,096	265,108
	Diageo plc	4,944,717	246,008
	GlaxoSmithKline plc	10,644,890	220,997
	BP plc	42,859,339	205,335
	Royal Dutch Shell plc Class B	7,995,647	183,490
	Royal Dutch Shell plc Class A	7,634,329	174,894
	British American Tobacco plc	4,915,613	170,987
	Unilever plc (XLON)	2,988,502	160,010
	Rio Tinto plc	2,339,912	145,897
	Glencore plc	28,531,183	142,673
	Unilever plc	2,568,823	137,518
	Prudential plc (XLON)	5,912,424	120,660
	BHP Group plc	4,477,543	118,259
	Reckitt Benckiser Group plc	1,364,349	110,762
	Lloyds Banking Group plc	152,538,234	104,394
	Anglo American plc	2,648,414	100,754
	Barclays plc	36,474,517	100,651
	National Grid plc	7,646,699	97,905
	Experian plc	1,969,538	90,306
	Vodafone Group plc	59,715,586	88,012
*	Compass Group plc	3,836,332	81,409
	Ashtead Group plc	962,866	80,698
	London Stock Exchange Group plc	782,038	76,127
	Ferguson plc	482,188	72,552
*	Flutter Entertainment plc (XDUB)	357,050	67,378
	RELX plc	2,074,819	64,335
	Tesco plc	16,449,416	60,736
	RELX plc (XLON)	1,930,115	59,872
	BAE Systems plc	6,952,163	52,420
	SSE plc	2,245,934	50,578
	Legal & General Group plc	12,764,861	50,342
	CRH plc	991,999	47,471
	Segro plc	2,580,856	45,615
		Shares	Market Value• ($000)
	Aviva plc	8,432,466	45,501
	Imperial Brands plc	2,028,911	42,812
	3i Group plc	2,051,221	38,307
	Croda International plc	290,049	37,541
	Standard Chartered plc	5,499,969	37,196
	WPP plc	2,493,069	36,037
*	Entain plc	1,254,847	35,162
	Natwest Group plc	11,288,201	34,036
	Spirax-Sarco Engineering plc	158,233	33,778
	CRH plc (XDUB)	697,592	33,371
	Halma plc	816,842	33,126
	Smith & Nephew plc	1,893,838	32,707
*	Rolls-Royce Holdings plc	18,015,509	32,515
	Rentokil Initial plc	4,006,975	32,252
*	BT Group plc	16,180,689	30,741
	Next plc	273,408	29,799
	Smurfit Kappa Group plc	558,417	29,285
*	InterContinental Hotels Group plc	393,668	27,575
	Royal Dutch Shell plc Class A (XLON)	1,191,185	27,446
	Bunzl plc	726,379	26,847
	Mondi plc (XLON)	1,042,696	26,040
*	Ocado Group plc	1,045,839	25,812
	Persimmon plc	682,693	25,436
	St. James's Place plc	1,143,566	24,704
	Intertek Group plc	346,953	23,235
*	Informa plc	3,226,794	22,955
	Burberry Group plc	864,854	22,857
	Sage Group plc	2,275,635	22,132
	Kingfisher plc	4,544,713	20,858
	United Utilities Group plc	1,467,172	20,853
	Severn Trent plc	538,479	20,167
	Melrose Industries plc	9,333,877	20,138
	Barratt Developments plc	2,174,160	19,737
*	Whitbread plc	433,733	19,404
	Admiral Group plc	478,455	18,795
	Associated British Foods plc	747,177	18,273
	Intermediate Capital Group plc	597,854	17,933
	DCC plc	212,840	17,759
	Rightmove plc	1,856,512	17,549
*	Meggitt plc	1,675,549	17,203
	Hargreaves Lansdown plc	812,642	17,100
[1]	Auto Trader Group plc	2,032,444	16,850
	B&M European Value Retail SA	1,921,593	16,648
	Taylor Wimpey plc	7,781,617	16,464
	Abrdn plc	4,633,700	16,107
	Smiths Group plc	855,259	15,880
	JD Sports Fashion plc	1,058,991	15,784
	Dechra Pharmaceuticals plc	225,239	15,746
	Electrocomponents plc	1,011,545	15,563
	Howden Joinery Group plc	1,227,267	15,449
	M&G plc	5,590,683	15,274
	Johnson Matthey plc	408,146	15,255
	J Sainsbury plc	3,694,947	15,134

18

European Stock Index Fund
		Shares	Market Value• ($000)
	Antofagasta plc	746,703	14,565
	Coca-Cola HBC AG	418,909	14,519
	Land Securities Group plc	1,540,915	14,476
	DS Smith plc	2,747,986	14,415
	Polymetal International plc	764,991	14,142
	Berkeley Group Holdings plc	226,323	13,500
	British Land Co. plc	1,987,948	13,423
	Pearson plc	1,621,878	13,346
	Weir Group plc	556,323	13,196
	IMI plc	566,871	12,659
	Spectris plc	245,975	12,656
	AVEVA Group plc	254,760	12,406
	Tritax Big Box REIT plc	4,010,209	12,341
	Phoenix Group Holdings plc	1,348,719	12,110
	Bellway plc	264,909	12,020
	Hikma Pharmaceuticals plc	362,948	11,963
	Schroders plc	240,654	11,921
*	ITV plc	8,018,087	11,801
	Future plc	243,847	11,764
	Direct Line Insurance Group plc	2,918,502	11,665
	Royal Mail plc	1,976,098	11,392
*	S4 Capital plc	1,119,913	11,122
	Diploma plc	261,821	10,760
	Genus plc	140,181	10,630
*	Marks & Spencer Group plc	4,211,223	10,586
	Evraz plc	1,241,236	10,543
*	Centrica plc	12,600,309	10,401
	Travis Perkins plc	487,070	10,297
	UNITE Group plc	684,634	10,222
	Derwent London plc	218,856	10,123
	Endeavour Mining plc	397,991	10,074
[1]	ConvaTec Group plc	3,438,397	10,062
	Pennon Group plc	604,763	9,646
	Inchcape plc	843,080	9,515
	Man Group plc	2,994,570	9,511
	Games Workshop Group plc	70,465	9,307
[1]	Avast plc	1,196,997	9,161
	Rotork plc	1,871,208	9,046
	Greggs plc	214,747	8,976
	Tate & Lyle plc	1,007,435	8,927
	Grafton Group plc	472,874	8,686
	IG Group Holdings plc	780,230	8,466
	Hiscox Ltd.	722,797	8,224
	Vistry Group plc	473,765	7,934
*,1	Watches of Switzerland Group plc	497,627	7,727
[1]	Quilter plc	3,596,893	7,658
	Hays plc	3,339,183	7,567
*	Virgin Money UK plc	2,671,763	7,423
	Big Yellow Group plc	362,888	7,337
	Safestore Holdings plc	442,594	7,276
	Softcat plc	269,084	7,152
*,1	Countryside Properties plc	1,108,195	7,134
	Britvic plc	575,319	6,984
	HomeServe plc	591,017	6,904
*	Beazley plc	1,296,582	6,896
*	easyJet plc	797,026	6,794
		Shares	Market Value• ($000)
	LondonMetric Property plc	1,897,922	6,788
	Pets at Home Group plc	1,020,948	6,737
*	Carnival plc	333,004	6,722
	Ultra Electronics Holdings plc	150,814	6,683
	Grainger plc	1,582,116	6,654
*	THG plc	2,229,949	6,610
*	IWG plc	1,550,981	6,578
	Investec plc	1,429,921	6,476
	Close Brothers Group plc	321,457	6,332
*	Playtech plc	656,270	6,244
	Drax Group plc	854,036	6,211
	Pagegroup plc	673,573	6,112
	Computacenter plc	164,095	6,033
	Primary Health Properties plc	2,829,681	5,943
*	SSP Group plc	1,682,690	5,928
*	WH Smith plc	267,898	5,735
	Assura plc	5,683,157	5,666
	OSB Group plc	807,008	5,567
	Victrex plc	176,837	5,530
	Savills plc	282,969	5,503
*,1	Wizz Air Holdings plc	86,351	5,461
	Great Portland Estates plc	543,045	5,430
*	International Consolidated Airlines Group SA	2,410,598	5,399
*	Dr. Martens plc	1,064,071	5,379
	Cranswick plc	112,978	5,340
*	Indivior plc	1,575,621	5,259
	Domino's Pizza Group plc	989,922	5,244
	Spirent Communications plc	1,306,891	5,132
	Shaftesbury plc	597,338	5,098
*	Ascential plc	923,223	5,098
	Renishaw plc	73,316	5,045
	Synthomer plc	723,213	5,012
	Balfour Beatty plc	1,387,870	4,825
	Fresnillo plc	397,968	4,684
	Genuit Group plc	502,323	4,558
	Ashmore Group plc	985,338	4,553
	Serco Group plc	2,580,696	4,458
	QinetiQ Group plc	1,202,649	4,438
	IntegraFin Holdings plc	565,957	4,427
	Bodycote plc	401,677	4,400
*,1	Network International Holdings plc	996,990	4,398
	Hill & Smith Holdings plc	171,661	4,308
	Redrow plc	486,664	4,285
*,1	Trainline plc	985,648	4,282
*,2	TUI AG	1,272,118	4,260
	Dunelm Group plc	241,820	4,240
*	John Wood Group plc	1,433,570	4,180
	Marshalls plc	429,676	4,162
	Sanne Group plc	326,321	4,034
	Paragon Banking Group plc	536,959	4,025
[2]	Hammerson plc	9,012,952	3,957
	Sirius Real Estate Ltd.	2,105,153	3,889

19

European Stock Index Fund
		Shares	Market Value• ($000)
*	Mediclinic International plc	839,949	3,843
	Plus500 Ltd.	213,142	3,837
	Liontrust Asset Management plc	125,326	3,736
*	Firstgroup plc	2,646,866	3,639
	Lancashire Holdings Ltd.	525,518	3,627
	Currys plc	2,175,330	3,617
*	National Express Group plc	1,151,863	3,604
	TP ICAP Group plc	1,692,035	3,593
	Oxford Instruments plc	113,629	3,575
	IP Group plc	2,155,273	3,557
*	Frasers Group plc	400,188	3,527
	Capital & Counties Properties plc	1,563,648	3,527
*,2	TUI AG (XETR)	1,053,132	3,503
	Rathbone Brothers plc	130,198	3,501
	AJ Bell plc	621,614	3,484
*	Helios Towers plc	1,647,875	3,483
*,1	Aston Martin Lagonda Global Holdings plc	146,854	3,428
	Kainos Group plc	120,214	3,258
	Workspace Group plc	288,697	3,246
	Moneysupermarket.com Group plc	1,116,704	3,242
	Euromoney Institutional Investor plc	225,979	3,232
[1]	Airtel Africa plc	2,150,803	3,225
	Jupiter Fund Management plc	932,189	3,193
	Brewin Dolphin Holdings plc	618,374	3,187
*	Bytes Technology Group plc (XLON)	432,055	3,161
*	Energean plc	255,476	3,139
*	Auction Technology Group plc	160,440	3,109
*	C&C Group plc	856,940	3,033
	FDM Group Holdings plc	183,883	3,021
	888 Holdings plc	574,339	3,008
	Vesuvius plc	460,910	2,972
	Centamin plc	2,318,844	2,963
	Redde Northgate plc	537,571	2,924
	Clarkson plc	53,214	2,916
	Morgan Advanced Materials plc	612,872	2,897
	Micro Focus International plc	581,749	2,851
*	Provident Financial plc	548,843	2,773
*	Just Group plc	2,216,122	2,773
	Rhi Magnesita NV	60,221	2,767
	Coats Group plc	3,105,470	2,741
*	Oxford Biomedica plc	131,451	2,727
*	Mitie Group plc	3,018,443	2,712
	Ferrexpo plc	627,567	2,677
	Morgan Sindall Group plc	86,403	2,677
	Cairn Energy plc	1,062,454	2,653
	Crest Nicholson Holdings plc	531,982	2,596
	Essentra plc	648,914	2,585
*,1	Biffa plc	472,656	2,585
*	J D Wetherspoon plc	183,742	2,579
		Shares	Market Value• ($000)
	Ninety One plc	696,534	2,473
	Chemring Group plc	600,942	2,396
*	Capita plc	3,645,865	2,366
*	Babcock International Group plc	538,827	2,353
*	Elementis plc	1,227,381	2,340
	Premier Foods plc	1,545,328	2,319
	Telecom Plus plc	134,898	2,304
	XP Power Ltd.	31,994	2,298
[1]	Ibstock plc	836,551	2,285
	Hilton Food Group plc	138,028	2,208
*	Harbour Energy plc	461,099	2,207
[1]	TI Fluid Systems plc Class B	606,696	2,198
	NCC Group plc	626,897	2,131
*	Senior plc	908,714	1,995
*	Greencore Group plc	1,116,979	1,975
*,2	Petropavlovsk plc	6,045,956	1,959
*,1	Spire Healthcare Group plc	604,952	1,951
*	Tullow Oil plc	3,081,764	1,935
	Keller Group plc	151,536	1,908
*	Restaurant Group plc	1,561,673	1,884
*	Mitchells & Butlers plc	542,140	1,880
*,2	Cineworld Group plc	2,129,671	1,783
	Bank of Georgia Group plc	83,235	1,727
*,1	Equiniti Group plc	702,353	1,715
	TBC Bank Group plc	78,072	1,675
*,1	Trustpilot Group plc	381,947	1,650
	Avon Protection plc	61,639	1,638
	UK Commercial Property REIT Ltd.	1,573,269	1,633
*	PureTech Health plc	335,288	1,616
*	Moonpig Group plc	348,472	1,593
	Wickes Group plc	540,940	1,592
	BMO Commercial Property Trust Ltd.	1,126,805	1,577
	Picton Property Income Ltd.	1,183,105	1,570
	Halfords Group plc	427,291	1,557
*	Marston's plc	1,339,490	1,456
	Helical plc	217,643	1,372
	Hochschild Mining plc	675,072	1,316
*	AO World plc	606,423	1,216
[1]	Vivo Energy plc	829,869	1,200
	AG Barr plc	174,468	1,183
	PZ Cussons plc	399,474	1,174
	Devro plc	368,662	1,087
[1]	ContourGlobal plc	378,619	1,031
*	SIG plc	1,433,495	1,018
*	Rank Group plc	448,362	1,008
	CLS Holdings plc	329,353	1,008
*,2	Petrofac Ltd. (XLON)	566,612	1,004
*	Go-Ahead Group plc	92,654	998
*	Stagecoach Group plc	883,598	964
[1]	CMC Markets plc	235,821	810
*,1	Funding Circle Holdings plc	335,169	719
	Hunting plc	287,216	665
	Micro Focus International plc ADR	122,776	603
[1]	Bakkavor Group plc	326,486	563
[1]	Alfa Financial Software Holdings plc	199,282	524

20

European Stock Index Fund
		Shares	Market Value• ($000)
*,1,3	Finablr plc	304,209	46
*	Petrofac Ltd.	141,651	28
*,2,3	Intu Properties plc	1,544,041	—
*,3	NMC Health plc	157,105	—
*,3	Carillion plc	1,000,411	—
			6,611,104
Total Common Stocks (Cost $26,557,478)			27,605,269
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.070% (Cost $104,622)	1,046,230	104,623
Total Investments (99.7%) (Cost $26,662,100)			27,709,892
Other Assets and Liabilities—Net (0.3%)			87,466
Net Assets (100%)			27,797,358
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $1,106,091,000, representing 4.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,362,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $81,488,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2021	2,820	138,123	2,234
FTSE 100 Index	December 2021	666	65,843	1,825
				4,059

21

European Stock Index Fund
Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	12/15/21	CHF	8,374	USD	9,108	51	—
Bank of America, N.A.	12/15/21	EUR	102,818	USD	121,893	—	(2,900)
Morgan Stanley Capital Services Inc.	12/15/21	EUR	42,962	USD	50,800	—	(1,079)
State Street Bank & Trust Co.	12/15/21	EUR	38,866	USD	46,106	—	(1,126)
Royal Bank of Canada	12/15/21	EUR	5,334	USD	6,192	—	(18)
Goldman Sachs International	12/15/21	EUR	2,298	USD	2,668	—	(8)
Morgan Stanley Capital Services Inc.	12/15/21	GBP	23,643	USD	32,556	—	(193)
Bank of America, N.A.	12/15/21	GBP	14,795	USD	20,440	—	(189)
Goldman Sachs International	12/15/21	GBP	5,657	USD	7,811	—	(68)
UBS AG	12/15/21	GBP	3,790	USD	5,246	—	(59)
State Street Bank & Trust Co.	12/15/21	GBP	3,531	USD	4,804	29	—
Royal Bank of Canada	12/15/21	GBP	2,345	USD	3,204	6	—
Bank of America, N.A.	12/15/21	USD	86,619	CHF	79,555	—	(391)
UBS AG	12/15/21	USD	3,247	CHF	3,000	—	(34)
Barclays Bank plc	12/15/21	USD	7,606	DKK	47,864	158	—
State Street Bank & Trust Co.	12/15/21	USD	85,048	EUR	72,381	1,280	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	24,736	EUR	21,255	137	—
UBS AG	12/15/21	USD	15,416	EUR	13,325	—	(5)
UBS AG	12/15/21	USD	12,651	EUR	10,796	157	—
BNP Paribas	12/15/21	USD	11,919	GBP	8,676	43	—
Goldman Sachs International	12/15/21	USD	10,155	GBP	7,390	40	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	2,910	GBP	2,138	—	(16)
Standard Chartered Bank	12/15/21	USD	261	GBP	190	1	—
UBS AG	12/15/21	USD	609	SEK	5,292	—	(7)
						1,902	(6,093)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
SEK—Swedish krona.
USD—U.S. dollar.
At October 31, 2021, the counterparties had deposited in segregated accounts cash of $6,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
22

European Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,557,478)	27,605,269
Affiliated Issuers (Cost $104,622)	104,623
Total Investments in Securities	27,709,892
Investment in Vanguard	898
Cash Collateral Pledged—Futures Contracts	15,968
Cash Collateral Pledged—Forward Currency Contracts	3,390
Foreign Currency, at Value (Cost $22,035)	21,941
Receivables for Investment Securities Sold	27,241
Receivables for Accrued Income	106,319
Receivables for Capital Shares Issued	9,318
Variation Margin Receivable—Futures Contracts	989
Unrealized Appreciation—Forward Currency Contracts	1,902
Total Assets	27,897,858
Liabilities
Due to Custodian	3,637
Payables for Investment Securities Purchased	1,067
Collateral for Securities on Loan	81,488
Payables for Capital Shares Redeemed	7,200
Payables to Vanguard	1,015
Unrealized Depreciation—Forward Currency Contracts	6,093
Total Liabilities	100,500
Net Assets	27,797,358
23

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	27,794,141
Total Distributable Earnings (Loss)	3,217
Net Assets	27,797,358

Investor Shares—Net Assets
Applicable to 732,308 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,010
Net Asset Value Per Share—Investor Shares	$36.88

ETF Shares—Net Assets
Applicable to 313,873,818 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,546,779
Net Asset Value Per Share—ETF Shares	$68.65

Admiral Shares—Net Assets
Applicable to 61,239,639 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,259,010
Net Asset Value Per Share—Admiral Shares	$85.88

Institutional Shares—Net Assets
Applicable to 23,452,164 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	858,821
Net Asset Value Per Share—Institutional Shares	$36.62

Institutional Plus Shares—Net Assets
Applicable to 646,229 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	105,738
Net Asset Value Per Share—Institutional Plus Shares	$163.62

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends[1]	624,228
Non-Cash Dividends	76,711
Interest[2]	27
Securities Lending—Net	6,864
Total Income	707,830
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,449
Management and Administrative—Investor Shares	52
Management and Administrative—ETF Shares	10,721
Management and Administrative—Admiral Shares	3,962
Management and Administrative—Institutional Shares	527
Management and Administrative—Institutional Plus Shares	53
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	443
Marketing and Distribution—Admiral Shares	118
Marketing and Distribution—Institutional Shares	18
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,127
Auditing Fees	51
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	104
Shareholders’ Reports—Admiral Shares	48
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	7
Total Expenses	19,684
Net Investment Income	688,146
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(271,381)
Futures Contracts	37,080
Forward Currency Contracts	376
Foreign Currencies	425
Realized Net Gain (Loss)	(233,500)
25

European Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,539,210
Futures Contracts	17,609
Forward Currency Contracts	(2,081)
Foreign Currencies	(2,708)
Change in Unrealized Appreciation (Depreciation)	6,552,030
Net Increase (Decrease) in Net Assets Resulting from Operations	7,006,676
1	Dividends include foreign tax reclaims of $34,346,000 and are net of foreign withholding taxes of $86,091,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $18,000, ($17,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $48,097,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	688,146	416,408
Realized Net Gain (Loss)	(233,500)	(1,068,071)
Change in Unrealized Appreciation (Depreciation)	6,552,030	(1,538,377)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,006,676	(2,190,040)
Distributions
Investor Shares	(669)	(468)
ETF Shares	(493,410)	(289,650)
Admiral Shares	(133,268)	(97,387)
Institutional Shares	(22,925)	(18,231)
Institutional Plus Shares	(2,736)	(1,716)
Total Distributions	(653,008)	(407,452)
Capital Share Transactions
Investor Shares	489	(3,442)
ETF Shares	5,282,588	556,405
Admiral Shares	17,451	(344,953)
Institutional Shares	(118,833)	(68,683)
Institutional Plus Shares	8,237	(28,288)
Net Increase (Decrease) from Capital Share Transactions	5,189,932	111,039
Total Increase (Decrease)	11,543,600	(2,486,453)
Net Assets
Beginning of Period	16,253,758	18,740,211
End of Period	27,797,358	16,253,758

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.63	$29.84	$27.85	$31.44	$25.27
Investment Operations
Net Investment Income[1]	.982	.627	1.053	.968	.827
Net Realized and Unrealized Gain (Loss) on Investments	10.174	(3.221)	1.913	(3.572)	6.109
Total from Investment Operations	11.156	(2.594)	2.966	(2.604)	6.936
Distributions
Dividends from Net Investment Income	(.906)	(.616)	(.976)	(.986)	(.766)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.906)	(.616)	(.976)	(.986)	(.766)
Net Asset Value, End of Period	$36.88	$26.63	$29.84	$27.85	$31.44
Total Return[2]	42.12%	-8.68%	10.90%	-8.53%	27.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27	$19	$25	$543	$701
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.82%	2.23%	3.72%	3.14%	2.81%
Portfolio Turnover Rate[3]	3%	3%	3%	6%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$49.57	$55.54	$51.84	$58.54	$47.05
Investment Operations
Net Investment Income[1]	1.922	1.247	1.854	1.912	1.567
Net Realized and Unrealized Gain (Loss) on Investments	18.939	(5.990)	3.744	(6.689)	11.434
Total from Investment Operations	20.861	(4.743)	5.598	(4.777)	13.001
Distributions
Dividends from Net Investment Income	(1.781)	(1.227)	(1.898)	(1.923)	(1.511)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.781)	(1.227)	(1.898)	(1.923)	(1.511)
Net Asset Value, End of Period	$68.65	$49.57	$55.54	$51.84	$58.54
Total Return	42.34%	-8.50%	11.08%	-8.44%	27.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,547	$11,659	$13,067	$14,624	$17,880
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.95%	2.38%	3.50%	3.28%	2.97%
Portfolio Turnover Rate[2]	3%	3%	3%	6%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$62.01	$69.48	$64.84	$73.23	$58.85
Investment Operations
Net Investment Income[1]	2.375	1.553	2.298	2.353	2.016
Net Realized and Unrealized Gain (Loss) on Investments	23.705	(7.502)	4.693	(8.338)	14.251
Total from Investment Operations	26.080	(5.949)	6.991	(5.985)	16.267
Distributions
Dividends from Net Investment Income	(2.210)	(1.521)	(2.351)	(2.405)	(1.887)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.210)	(1.521)	(2.351)	(2.405)	(1.887)
Net Asset Value, End of Period	$85.88	$62.01	$69.48	$64.84	$73.23
Total Return[2]	42.30%	-8.55%	11.05%	-8.43%	27.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,259	$3,795	$4,671	$4,174	$4,754
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.37%	3.47%	3.27%	2.97%
Portfolio Turnover Rate[3]	3%	3%	3%	6%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.44	$29.63	$27.65	$31.23	$25.10
Investment Operations
Net Investment Income[1]	1.019	.667	.993	1.014	.873
Net Realized and Unrealized Gain (Loss) on Investments	10.110	(3.203)	1.998	(3.564)	6.068
Total from Investment Operations	11.129	(2.536)	2.991	(2.550)	6.941
Distributions
Dividends from Net Investment Income	(.949)	(.654)	(1.011)	(1.030)	(.811)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.949)	(.654)	(1.011)	(1.030)	(.811)
Net Asset Value, End of Period	$36.62	$26.44	$29.63	$27.65	$31.23
Total Return	42.34%	-8.54%	11.09%	-8.42%	28.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$859	$710	$870	$760	$756
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.96%	2.39%	3.51%	3.29%	2.99%
Portfolio Turnover Rate[2]	3%	3%	3%	6%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$118.14	$132.38	$123.55	$139.48	$112.09
Investment Operations
Net Investment Income[1]	4.576	2.989	4.197	4.711	3.910
Net Realized and Unrealized Gain (Loss) on Investments	45.160	(14.294)	9.160	(16.018)	27.110
Total from Investment Operations	49.736	(11.305)	13.357	(11.307)	31.020
Distributions
Dividends from Net Investment Income	(4.256)	(2.935)	(4.527)	(4.623)	(3.630)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.256)	(2.935)	(4.527)	(4.623)	(3.630)
Net Asset Value, End of Period	$163.62	$118.14	$132.38	$123.55	$139.48
Total Return	42.35%	-8.52%	11.08%	-8.36%	28.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$106	$70	$106	$170	$122
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.95%	2.40%	3.34%	3.30%	3.00%
Portfolio Turnover Rate[2]	3%	3%	3%	6%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
32

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
33

European Stock Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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European Stock Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
35

European Stock Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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European Stock Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $898,000, representing less than 0.01% of the fund’s net assets and 0.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,755	27,601,909	605	27,605,269
Temporary Cash Investments	104,623	—	—	104,623
Total	107,378	27,601,909	605	27,709,892
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,059	—	—	4,059
Forward Currency Contracts	—	1,902	—	1,902
Total	4,059	1,902	—	5,961
Liabilities
Forward Currency Contracts	—	6,093	—	6,093
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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European Stock Index Fund
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4,059	—	4,059
Unrealized Appreciation—Forward Currency Contracts	—	1,902	1,902
Total Assets	4,059	1,902	5,961

Unrealized Depreciation—Forward Currency Contracts	—	6,093	6,093
Total Liabilities	—	6,093	6,093
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	37,080	—	37,080
Forward Currency Contracts	—	376	376
Realized Net Gain (Loss) on Derivatives	37,080	376	37,456
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	17,609	—	17,609
Forward Currency Contracts	—	(2,081)	(2,081)
Change in Unrealized Appreciation (Depreciation) on Derivatives	17,609	(2,081)	15,528
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	47,756
Total Distributable Earnings (Loss)	(47,756)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains
38

European Stock Index Fund
from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	206,975
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(1,083,572)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	879,814
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	653,008	407,452
Long-Term Capital Gains	—	—
Total	653,008	407,452
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,832,625
Gross Unrealized Appreciation	6,378,078
Gross Unrealized Depreciation	(5,500,653)
Net Unrealized Appreciation (Depreciation)	877,425
F.	During the year ended October 31, 2021, the fund purchased $6,164,583,000 of investment securities and sold $859,807,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,780,790,000 and $153,087,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
39

European Stock Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,204	92	1,868	67
Issued in Lieu of Cash Distributions	668	19	467	17
Redeemed[1]	(3,383)	(97)	(5,777)	(208)
Net Increase (Decrease)—Investor Shares	489	14	(3,442)	(124)
ETF Shares
Issued	5,436,002	81,366	2,474,253	44,346
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(153,414)	(2,700)	(1,917,848)	(44,400)
Net Increase (Decrease)—ETF Shares	5,282,588	78,666	556,405	(54)
Admiral Shares
Issued[1]	551,466	6,752	538,460	8,286
Issued in Lieu of Cash Distributions	109,362	1,347	79,155	1,275
Redeemed	(643,377)	(8,067)	(962,568)	(15,583)
Net Increase (Decrease)—Admiral Shares	17,451	32	(344,953)	(6,022)
Institutional Shares
Issued	92,524	2,656	102,077	3,718
Issued in Lieu of Cash Distributions	16,447	477	12,382	468
Redeemed	(227,804)	(6,526)	(183,142)	(6,718)
Net Increase (Decrease)—Institutional Shares	(118,833)	(3,393)	(68,683)	(2,532)
Institutional Plus Shares
Issued	13,728	84	—	—
Issued in Lieu of Cash Distributions	2,736	18	1,712	14
Redeemed	(8,227)	(50)	(30,000)	(224)
Net Increase (Decrease)—Institutional Plus Shares	8,237	52	(28,288)	(210)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 67 and 29 shares, respectively, in the amount of $2,000 from the conversion during the year ended October 31, 2020.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
40

Pacific Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pacific Stock Index Fund Investor Shares	23.09%	8.78%	7.54%	$20,684
Spliced Pacific Stock Index	23.55	8.91	7.54	20,687
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836
Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Pacific ETF Shares Net Asset Value	23.27%	8.95%	7.70%	$20,998
FTSE Pacific ETF Shares Market Price	22.97	8.91	7.72	21,041
Spliced Pacific Stock Index	23.55	8.91	7.54	20,687
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

See Financial Highlights for dividend and capital gains information.
41

Pacific Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Pacific Stock Index Fund Admiral Shares	23.25%	8.93%	7.69%	$20,983
Spliced Pacific Stock Index	23.55	8.91	7.54	20,687
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Pacific Stock Index Fund Institutional Shares	23.25%	8.95%	7.71%	$10,513,060
Spliced Pacific Stock Index	23.55	8.91	7.54	10,343,674
FTSE Global All Cap ex US Index	30.96	10.06	7.09	9,918,026
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
FTSE Pacific ETF Shares Market Price	22.97%	53.23%	110.41%
FTSE Pacific ETF Shares Net Asset Value	23.27	53.53	109.98
Spliced Pacific Stock Index	23.55	53.24	106.87
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
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Pacific Stock Index Fund
Fund Allocation
As of October 31, 2021
Japan	57.5%
Australia	18.0
South Korea	13.5
Hong Kong	7.2
Singapore	2.8
New Zealand	1.0
Other	—
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
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Pacific Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Australia (17.9%)
	Commonwealth Bank of Australia	1,725,215	136,744
	CSL Ltd.	458,251	104,271
	BHP Group Ltd.	2,982,196	81,912
	National Australia Bank Ltd.	3,312,884	72,029
	Westpac Banking Corp.	3,698,203	71,949
	Australia & New Zealand Banking Group Ltd.	2,849,117	60,631
[1]	Macquarie Group Ltd.	337,180	49,778
	Wesfarmers Ltd.	1,126,702	48,748
	Woolworths Group Ltd.	1,225,321	35,295
	Transurban Group (XASX)	3,095,159	31,537
	Goodman Group	1,825,256	30,221
	Rio Tinto Ltd.	368,315	25,234
	Aristocrat Leisure Ltd.	661,508	23,462
*	Afterpay Ltd.	225,148	20,858
	Amcor plc GDR	1,573,818	19,048
	James Hardie Industries plc GDR	453,813	17,829
	Woodside Petroleum Ltd.	973,349	17,016
	Coles Group Ltd.	1,293,069	16,757
	Fortescue Metals Group Ltd.	1,589,786	16,566
	Newcrest Mining Ltd.	830,841	15,567
	Sonic Healthcare Ltd.	484,939	14,715
*	Xero Ltd.	126,841	14,463
	QBE Insurance Group Ltd.	1,488,716	13,329
	South32 Ltd.	4,848,453	13,079
	ASX Ltd.	197,222	12,403
	Telstra Corp. Ltd.	4,240,540	12,257
	Scentre Group	5,295,594	12,079
	Suncorp Group Ltd.	1,301,977	11,521
	Cochlear Ltd.	65,436	10,945
	Brambles Ltd.	1,417,356	10,753
	Ramsay Health Care Ltd.	178,473	9,539
	Santos Ltd.	1,746,655	9,172
		Shares	Market Value• ($000)
	Dexus Industria REIT (XASX)	1,116,007	9,154
	Insurance Australia Group Ltd.	2,496,328	9,045
	SEEK Ltd.	359,181	8,927
	Mirvac Group	4,026,961	8,594
	Stockland	2,444,959	8,428
*	Sydney Airport	1,339,351	8,306
	BlueScope Steel Ltd.	517,807	8,091
	Tabcorp Holdings Ltd.	2,131,114	8,024
	Northern Star Resources Ltd.	1,156,295	8,005
	Computershare Ltd. (XASX)	552,698	7,865
	GPT Group	1,994,487	7,787
	APA Group	1,199,276	7,441
	Medibank Pvt Ltd.	2,832,308	7,118
	Origin Energy Ltd.	1,807,124	6,921
	Oil Search Ltd.	2,130,954	6,903
	Endeavour Group Ltd.	1,277,574	6,565
	Treasury Wine Estates Ltd.	738,433	6,443
	Domino's Pizza Enterprises Ltd.	62,475	6,409
	REA Group Ltd.	52,260	6,343
	Charter Hall Group	480,384	6,303
	OZ Minerals Ltd.	329,288	6,264
	Ampol Ltd.	248,419	5,746
	Lendlease Corp. Ltd.	704,706	5,583
	IDP Education Ltd.	184,023	5,207
*	Lynas Rare Earths Ltd.	928,451	5,179
	ALS Ltd.	503,477	5,050
	Vicinity Centres	3,844,970	5,021
	carsales.com Ltd.	262,391	4,910
	Orica Ltd.	416,252	4,778
	Evolution Mining Ltd.	1,745,054	4,738
	IGO Ltd.	637,390	4,667
	Aurizon Holdings Ltd.	1,814,350	4,626
	Atlas Arteria Ltd.	977,808	4,595
	JB Hi-Fi Ltd.	117,626	4,491
	Incitec Pivot Ltd.	1,969,868	4,457
*	Pilbara Minerals Ltd.	2,637,613	4,423
	Bank of Queensland Ltd.	664,218	4,422
	Mineral Resources Ltd.	143,940	4,232
*	NEXTDC Ltd.	460,765	4,113
44

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Orocobre Ltd.	591,741	3,996
	Reece Ltd.	262,860	3,986
	Alumina Ltd.	2,588,422	3,912
	Bendigo & Adelaide Bank Ltd.	548,019	3,838
	Magellan Financial Group Ltd.	141,620	3,725
	Challenger Ltd.	692,794	3,639
	Reliance Worldwide Corp. Ltd.	827,532	3,639
	Qube Holdings Ltd.	1,494,843	3,610
	Downer EDI Ltd.	733,117	3,505
	AusNet Services Ltd.	1,852,903	3,446
	WiseTech Global Ltd.	87,706	3,418
[2]	Ansell Ltd.	133,893	3,206
	Altium Ltd.	114,929	3,202
	Nine Entertainment Co. Holdings Ltd.	1,524,282	3,192
	Metcash Ltd.	1,034,775	3,189
	Worley Ltd.	386,555	3,176
	Iluka Resources Ltd.	442,524	3,157
	Breville Group Ltd.	141,318	3,145
*	Qantas Airways Ltd.	747,731	3,028
*	AMP Ltd.	3,530,812	2,889
	Cleanaway Waste Management Ltd.	1,417,115	2,882
	AGL Energy Ltd.	641,198	2,765
*	Crown Resorts Ltd.	357,938	2,698
	ARB Corp. Ltd.	70,898	2,611
	Steadfast Group Ltd.	717,132	2,523
*	Star Entertainment Grp Ltd.	890,188	2,474
	nib holdings Ltd.	481,327	2,424
	Shopping Centres Australasia Property Group	1,146,081	2,408
	Washington H Soul Pattinson & Co. Ltd.	96,182	2,369
	CSR Ltd.	521,071	2,339
	Harvey Norman Holdings Ltd.	621,243	2,331
	National Storage REIT	1,277,519	2,313
*	Zip Co. Ltd.	466,940	2,308
	Seven Group Holdings Ltd.	141,147	2,305
*,2	Flight Centre Travel Group Ltd.	151,680	2,295
	Eagers Automotive Ltd.	203,392	2,285
	Orora Ltd.	906,919	2,269
	Healius Ltd.	610,395	2,235
	Bapcor Ltd.	370,574	2,235
*	Boral Ltd.	454,499	2,193
*	Corporate Travel Management Ltd.	111,649	2,069
	IOOF Holdings Ltd.	665,719	2,060
	Premier Investments Ltd.	87,644	2,034
*	Uniti Group Ltd.	653,773	2,015
	TPG Telecom Ltd.	385,558	1,968
	Charter Hall Long Wale REIT	532,476	1,953
	Beach Energy Ltd.	1,845,775	1,939
	Sims Ltd.	175,741	1,913
*	Imugene Ltd.	5,004,877	1,884
*	Megaport Ltd.	139,018	1,881
		Shares	Market Value• ($000)
	Pendal Group Ltd.	365,719	1,850
	Pro Medicus Ltd.	44,484	1,796
	IRESS Ltd.	196,690	1,793
	Link Administration Holdings Ltd.	536,783	1,767
	Super Retail Group Ltd.	177,889	1,745
*	Whitehaven Coal Ltd.	875,826	1,733
	Centuria Capital Group	702,660	1,708
*	Liontown Resources Ltd.	1,179,238	1,700
[3]	Viva Energy Group Ltd.	958,533	1,689
*,2	Webjet Ltd.	350,938	1,679
	Charter Hall Retail REIT	529,310	1,642
	Waypoint REIT	789,450	1,628
	Ingenia Communities Group	328,595	1,625
	BWP Trust	506,457	1,623
*	Chalice Mining Ltd.	318,509	1,607
	Perpetual Ltd.	53,969	1,543
	Sandfire Resources Ltd. (XASX)	361,204	1,522
	Technology One Ltd.	162,204	1,506
*	Perseus Mining Ltd.	1,264,662	1,500
	CIMIC Group Ltd.	96,881	1,460
*	Champion Iron Ltd.	427,957	1,429
*	Paladin Energy Ltd.	2,131,347	1,416
	Credit Corp. Group Ltd.	58,083	1,382
*	PointsBet Holdings Ltd.	219,140	1,376
	Lifestyle Communities Ltd.	82,621	1,364
	Abacus Property Group	497,584	1,344
	InvoCare Ltd.	153,231	1,313
	Centuria Industrial REIT	474,951	1,310
	Pinnacle Investment Management Group Ltd.	99,802	1,298
	Elders Ltd.	141,045	1,281
[2]	Clinuvel Pharmaceuticals Ltd.	42,062	1,233
*	EVENT Hospitality and Entertainment Ltd.	97,857	1,211
	Arena REIT	354,349	1,206
	Collins Foods Ltd.	123,539	1,199
	Deterra Royalties Ltd.	400,319	1,178
	IPH Ltd.	180,763	1,174
	Bega Cheese Ltd.	285,147	1,168
	Australian Ethical Investment Ltd.	112,227	1,160
	Aventus Group	449,125	1,159
*	Nanosonics Ltd.	252,884	1,136
*	Temple & Webster Group Ltd.	117,642	1,133
*	Nufarm Ltd.	340,723	1,122
	Adbri Ltd.	492,038	1,108
*	Silver Lake Resources Ltd.	868,878	1,100
	Blackmores Ltd.	14,916	1,065

45

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[2]	HUB24 Ltd.	44,110	1,060
	Costa Group Holdings Ltd. (XASX)	471,925	1,043
*,3	Life360 Inc. GDR	124,264	1,030
	AUB Group Ltd.	62,174	1,025
	GrainCorp Ltd. Class A	213,250	1,014
	Netwealth Group Ltd.	76,648	1,007
*	De Grey Mining Ltd.	1,209,165	1,006
*	Tyro Payments Ltd.	328,824	1,004
	Ramelius Resources Ltd.	839,313	1,001
	Charter Hall Social Infrastructure REIT	346,792	998
	Regis Resources Ltd.	659,079	988
	Imdex Ltd.	453,898	981
	Nickel Mines Ltd.	1,229,146	974
	Codan Ltd.	127,025	969
	Gold Road Resources Ltd.	924,036	958
*	ioneer Ltd.	1,842,042	953
	Appen Ltd.	116,092	946
	Rural Funds Group	449,319	943
	Domain Holdings Australia Ltd.	212,680	924
	Brickworks Ltd.	51,303	921
	Cromwell Property Group	1,478,034	905
	GUD Holdings Ltd.	96,928	897
	Centuria Office REIT	476,971	866
	Lovisa Holdings Ltd.	52,501	865
	St. Barbara Ltd.	771,390	848
*	PolyNovo Ltd.	613,683	848
	Hansen Technologies Ltd.	173,762	830
	United Malt Grp Ltd.	265,762	813
*,3	Coronado Global Resources Inc. GDR	787,131	811
*	West African Resources Ltd.	833,652	810
*	Telix Pharmaceuticals Ltd.	177,365	810
*	Vulcan Energy Resources Ltd.	84,689	808
	Growthpoint Properties Australia Ltd.	246,329	773
*	City Chic Collective Ltd.	164,145	768
*	Australian Strategic Materials Ltd.	93,987	755
	Platinum Asset Management Ltd.	326,095	753
	Genworth Mortgage Insurance Australia Ltd.	424,025	737
	Jumbo Interactive Ltd.	57,338	723
*	EML Payments Ltd.	319,933	718
	Data#3 Ltd.	163,173	699
	Monadelphous Group Ltd.	91,114	695
	SeaLink Travel Group Ltd.	124,157	688
	Dexus Industria REIT	270,329	688
*	nearmap Ltd.	401,646	673
		Shares	Market Value• ($000)
	Hotel Property Investments	247,556	668
	Baby Bunting Group Ltd.	148,688	663
*	Betmakers Technology Group Ltd.	673,774	626
*	oOh!media Ltd.	455,297	625
*,2	Redbubble Ltd.	195,951	615
*	Dubber Corp. Ltd.	266,462	614
*,2	Mesoblast Ltd.	505,081	608
	Western Areas Ltd.	253,147	606
	Select Harvests Ltd.	107,934	603
*	G8 Education Ltd.	715,403	595
*	Omni Bridgeway Ltd.	252,996	595
	NRW Holdings Ltd.	428,143	594
	Dicker Data Ltd.	51,580	585
	GWA Group Ltd.	284,175	583
*	Karoon Energy Ltd.	421,754	580
	MyState Ltd.	146,731	576
	GDI Property Group	644,723	569
	Johns Lyng Group Ltd.	115,983	567
*	Bellevue Gold Ltd.	875,221	563
	Accent Group Ltd.	287,948	539
[2]	Kogan.com Ltd.	70,421	531
	Home Consortium Ltd.	88,738	531
*	Nuix Ltd.	216,050	506
	Tassal Group Ltd.	188,270	504
*	Eclipx Group Ltd.	263,285	497
	Perenti Global Ltd.	635,368	492
	McMillan Shakespeare Ltd.	46,728	484
[2]	HomeCo Daily Needs REIT	442,158	480
	Austal Ltd.	336,995	479
	Senex Energy Ltd.	139,536	466
	Infomedia Ltd.	446,728	465
	Inghams Group Ltd.	164,819	462
	SmartGroup Corp. Ltd.	75,860	459
	Bravura Solutions Ltd.	217,294	458
	Money3 Corp. Ltd.	179,057	449
	Southern Cross Media Group Ltd.	249,608	438
	Integral Diagnostics Ltd.	123,848	438
*	Fineos Corp. Ltd. GDR	144,735	437
*	Capricorn Metals Ltd.	223,574	432
*	Syrah Resources Ltd.	449,822	429
*	PPK Group Ltd.	43,544	429
	Westgold Resources Ltd.	290,422	425
	BWX Ltd.	119,660	421
	Pact Group Holdings Ltd.	178,823	418
	Sigma Healthcare Ltd.	943,082	404
	Australian Pharmaceutical Industries Ltd.	350,988	399
[2]	Emeco Holdings Ltd.	477,615	397
*	Mayne Pharma Group Ltd.	1,549,295	397

46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Alkane Resources Ltd.	554,737	372
*	Resolute Mining Ltd.	1,149,510	361
*	Australian Agricultural Co. Ltd.	300,551	358
*	Cooper Energy Ltd.	1,607,812	351
*	Carnarvon Petroleum Ltd.	1,319,102	338
	Estia Health Ltd.	213,349	337
*	Audinate Group Ltd.	50,891	326
*	Seven West Media Ltd.	908,266	313
*	Aurelia Metals Ltd.	1,089,347	310
	New Hope Corp. Ltd.	200,282	303
*	Starpharma Holdings Ltd. Class A	380,693	302
*	Andromeda Metals Ltd.	2,251,162	298
*	Opthea Ltd.	305,895	296
	Service Stream Ltd.	435,275	288
*	Myer Holdings Ltd.	701,712	286
*,2	Paradigm Biopharmaceuticals Ltd.	183,396	285
*	Superloop Ltd.	279,328	272
	Australian Finance Group Ltd.	136,508	271
*,2	Electro Optic Systems Holdings Ltd.	108,613	262
	Cedar Woods Properties Ltd.	57,580	259
*,1	Japara Healthcare Ltd.	239,690	253
	Virtus Health Ltd.	59,758	250
	OFX Group Ltd.	208,339	250
	Macmahon Holdings Ltd.	1,569,313	243
	SG Fleet Group Ltd.	119,815	230
	Jupiter Mines Ltd.	1,264,559	224
*,2	Humm Group Ltd.	334,630	223
	Mount Gibson Iron Ltd.	603,625	192
*	Marley Spoon AG GDR	241,379	186
*,2	Bubs Australia Ltd.	452,742	177
	Regis Healthcare Ltd.	116,544	172
*,2	AMA Group Ltd.	440,765	162
	Navigator Global Investments Ltd.	110,169	156
	MACA Ltd.	246,293	142
*	New Century Resources Ltd.	975,649	114
*	Dacian Gold Ltd.	558,053	96
	Vita Group Ltd.	127,742	80
*,1	Bgp Holdings plc	15,642,708	59
*	Minerals 260 Ltd.	99,270	35
*	Juno Minerals Ltd.	64,385	7
			1,558,404
China (0.0%)
*,1,2	China Fishery Group Ltd.	754,600	42
		Shares	Market Value• ($000)
Hong Kong (7.2%)
	AIA Group Ltd.	12,236,512	137,135
	Hong Kong Exchanges & Clearing Ltd.	1,282,164	77,240
	Techtronic Industries Co. Ltd.	1,260,656	25,900
	Link REIT	2,116,998	18,755
	Sun Hung Kai Properties Ltd.	1,403,974	18,614
	CK Hutchison Holdings Ltd.	2,732,559	18,320
*	BeiGene Ltd.	605,600	16,746
	Hong Kong & China Gas Co. Ltd.	10,718,260	16,651
	CLP Holdings Ltd.	1,612,860	15,791
	Hang Seng Bank Ltd.	738,752	14,038
	Jardine Matheson Holdings Ltd.	210,452	12,224
	CK Asset Holdings Ltd.	1,936,433	11,961
*	Galaxy Entertainment Group Ltd.	2,192,062	11,795
	BOC Hong Kong Holdings Ltd.	3,664,259	11,611
	Wharf Real Estate Investment Co. Ltd.	1,682,283	9,502
	Power Assets Holdings Ltd.	1,390,707	8,499
	Lenovo Group Ltd.	7,668,000	8,327
	MTR Corp. Ltd.	1,477,686	8,061
	Hongkong Land Holdings Ltd.	1,185,847	6,549
	New World Development Co. Ltd.	1,441,539	6,253
*,3	ESR Cayman Ltd.	1,842,441	5,962
	Xinyi Glass Holdings Ltd.	2,066,640	5,824
*	Sands China Ltd.	2,467,136	5,623
	Henderson Land Development Co. Ltd.	1,308,190	5,478
	Wharf Holdings Ltd.	1,394,283	4,848
	Hang Lung Properties Ltd.	2,085,841	4,841
[3]	Budweiser Brewing Co. APAC Ltd.	1,735,500	4,760
[3]	WH Group Ltd.	6,685,593	4,687
	Sino Land Co. Ltd.	3,484,443	4,580
	Want Want China Holdings Ltd.	5,599,220	4,342
	SITC International Holdings Co. Ltd.	1,202,586	4,065
	CK Infrastructure Holdings Ltd.	625,813	3,773
	Chow Tai Fook Jewellery Group Ltd.	1,830,218	3,733
	Tingyi Cayman Islands Holding Corp.	1,943,900	3,628
	ASM Pacific Technology Ltd.	313,736	3,395
	PRADA SpA	525,004	3,309
	Swire Pacific Ltd. Class A	511,252	3,214

47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	AAC Technologies Holdings Inc.	699,757	3,024
	Swire Properties Ltd.	1,088,235	2,918
*,3	Samsonite International SA	1,349,297	2,902
	Minth Group Ltd.	688,783	2,738
	Man Wah Holdings Ltd.	1,587,852	2,457
	PCCW Ltd.	4,434,133	2,283
	Microport Scientific Corp.	481,919	2,267
	Hysan Development Co. Ltd.	632,571	2,196
	Hang Lung Group Ltd.	921,920	2,159
	Bank of East Asia Ltd.	1,303,132	2,140
	Pacific Basin Shipping Ltd.	4,348,236	2,007
	Vitasoy International Holdings Ltd.	784,304	1,891
[3]	BOC Aviation Ltd.	213,525	1,869
	Kerry Properties Ltd.	611,090	1,727
	L'Occitane International SA	475,123	1,699
	Huabao International Holdings Ltd.	872,071	1,631
*	Yue Yuen Industrial Holdings Ltd.	746,158	1,584
	NWS Holdings Ltd.	1,528,887	1,518
	NagaCorp Ltd.	1,612,972	1,480
*,2	SJM Holdings Ltd.	1,989,639	1,480
	Fortune REIT	1,371,996	1,423
*,2	Wynn Macau Ltd.	1,540,829	1,378
	VTech Holdings Ltd.	174,650	1,345
[3]	Js Global Lifestyle Co. Ltd.	660,500	1,223
*	Vobile Group Ltd.	1,324,000	1,165
	Luk Fook Holdings International Ltd.	414,406	1,129
	Champion REIT	2,132,900	1,119
*	MMG Ltd.	2,416,286	1,116
	Dairy Farm International Holdings Ltd.	311,001	1,111
	Lee & Man Paper Manufacturing Ltd.	1,435,000	1,079
*	Melco International Development Ltd.	829,274	1,077
	Swire Pacific Ltd. Class B	1,023,186	1,075
	Nexteer Automotive Group Ltd.	833,211	1,028
	HKBN Ltd.	857,157	1,027
	Uni-President China Holdings Ltd.	1,174,038	1,001
*	Shangri-La Asia Ltd.	1,226,928	998
	First Pacific Co. Ltd.	2,489,939	995
*,1,2,3	Razer Inc.	3,945,000	991
	LK Technology Holdings Ltd.	375,341	937
*	Cathay Pacific Airways Ltd.	982,504	906
	Powerlong Real Estate Holdings Ltd.	1,293,000	886
*,3	Jacobio Pharmaceuticals Group Co. Ltd.	386,400	878
		Shares	Market Value• ($000)
	Johnson Electric Holdings Ltd.	377,019	835
	IGG Inc.	877,628	816
	Towngas China Co. Ltd.	1,158,140	795
	Hong Kong Technology Venture Co. Ltd.	523,142	787
	Jinchuan Group International Resources Co. Ltd.	4,812,000	776
	Sunlight REIT	1,313,089	758
	CP Pokphand Co. Ltd.	5,308,400	751
	United Energy Group Ltd.	7,838,000	693
	Vinda International Holdings Ltd.	248,000	684
	Kerry Logistics Network Ltd.	273,111	662
*	Realord Group Holdings Ltd.	382,000	595
*,2	MGM China Holdings Ltd.	809,336	594
	Haitong International Securities Group Ltd.	2,473,891	569
	Great Eagle Holdings Ltd.	204,000	561
*,3	Everest Medicines Ltd.	97,000	556
[3]	Asiainfo Technologies Ltd.	336,800	555
	VSTECS Holdings Ltd.	584,000	551
	Cafe de Coral Holdings Ltd.	298,447	545
	EC Healthcare	367,000	528
*	Glory Sun Financial Group Ltd.	15,200,000	527
*	OCI International Holdings Ltd.	1,026,600	521
	China Tobacco International HK Co. Ltd.	226,000	519
	Vesync Co. Ltd.	359,000	505
	Truly International Holdings Ltd.	1,539,603	502
	Value Partners Group Ltd.	978,665	501
	SUNeVision Holdings Ltd.	543,000	499
	Shui On Land Ltd.	3,315,066	491
	Prosperity REIT	1,207,661	475
	Texhong Textile Group Ltd.	318,500	475
	Stella International Holdings Ltd.	389,000	465
	CITIC Telecom International Holdings Ltd.	1,300,470	461
	K Wah International Holdings Ltd.	1,149,843	460
*	Shun Tak Holdings Ltd.	1,653,370	452
*,3	Hua Medicine	827,500	439
	Dah Sing Financial Holdings Ltd.	138,260	429
*	FIH Mobile Ltd.	2,736,581	426

48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,3	Antengene Corp. Ltd.	300,500	398
	Powerlong Commercial Management Holdings Ltd.	169,500	379
*,3	JW Cayman Therapeutics Co. Ltd. (XHKG)	200,000	366
	Canvest Environmental Protection Group Co. Ltd.	633,675	364
[3]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	494,000	360
*	China Travel International Investment Hong Kong Ltd.	2,352,268	341
	Guotai Junan International Holdings Ltd.	2,336,336	339
[2]	C-Mer Eye Care Holdings Ltd.	338,000	329
*,3	Frontage Holdings Corp.	558,000	325
	Dah Sing Banking Group Ltd.	334,756	320
	Sun Hung Kai & Co. Ltd.	614,182	319
	Chow Sang Sang Holdings International Ltd.	220,922	314
*	Pou Sheng International Holdings Ltd.	1,851,253	312
	Far East Consortium International Ltd.	930,493	307
*,2	Apollo Future Mobility Group Ltd.	4,416,000	306
*	GCL New Energy Holdings Ltd.	6,297,422	295
	Asia Cement China Holdings Corp.	384,000	293
	United Laboratories International Holdings Ltd.	451,873	287
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	271
	Road King Infrastructure Ltd.	233,814	237
*	Cosmopolitan International Holdings Ltd.	1,748,000	234
	Dynam Japan Holdings Co. Ltd.	251,344	233
*,1	Convoy	10,860,141	233
*	Sa Sa International Holdings Ltd.	1,012,953	221
*	Lifestyle International Holdings Ltd.	416,907	218
*	Television Broadcasts Ltd.	278,247	216
	Chinese Estates Holdings Ltd.	447,000	215
		Shares	Market Value• ($000)
*	Esprit Holdings Ltd. (XHKG)	2,371,795	206
	Pacific Textiles Holdings Ltd.	411,697	206
	SmarTone Telecommunications Holdings Ltd.	350,235	204
	Giordano International Ltd.	1,014,590	198
*,2,3	FIT Hon Teng Ltd.	976,000	196
	CMBC Capital Holdings Ltd.	15,380,000	187
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	185
[2,3]	VPower Group International Holdings Ltd.	832,000	163
[3]	Crystal International Group Ltd.	477,500	152
[3]	IMAX China Holding Inc.	102,275	150
*,2	Digital Domain Holdings Ltd.	1,767,803	148
	Singamas Container Holdings Ltd.	1,139,323	134
	Texwinca Holdings Ltd.	585,037	120
*	CITIC Resources Holdings Ltd.	1,618,000	114
	Lee's Pharmaceutical Holdings Ltd.	236,812	111
*	China LNG Group Ltd.	1,674,344	87
*	Suncity Group Holdings Ltd.	1,980,000	75
*,1	Brightoil	2,476,222	64
*,1	MH Development NPV	366,000	55
*	Macau Legend Development Ltd.	425,000	43
*	NewOcean Energy Holdings Ltd.	298,995	10
*,1	Agritrade Resources Ltd.	2,330,000	—
			627,489
Japan (57.1%)
	Toyota Motor Corp.	12,448,025	219,635
	Sony Group Corp.	1,252,139	144,993
	Keyence Corp.	182,066	109,898
	Recruit Holdings Co. Ltd.	1,348,466	89,699
	SoftBank Group Corp.	1,354,170	73,311
	Shin-Etsu Chemical Co. Ltd.	401,350	71,574
	Tokyo Electron Ltd.	149,584	69,711
	Mitsubishi UFJ Financial Group Inc.	12,527,272	68,693
	Daikin Industries Ltd.	267,873	58,668
	Hitachi Ltd.	936,928	53,990
	Hoya Corp.	361,246	53,179
	Nidec Corp.	468,566	51,897
	KDDI Corp.	1,695,766	51,857
	Honda Motor Co. Ltd.	1,723,786	50,986

49

Pacific Stock Index Fund
	Shares	Market Value• ($000)
Daiichi Sankyo Co. Ltd.	1,905,447	48,079
Nintendo Co. Ltd.	107,695	47,564
Takeda Pharmaceutical Co. Ltd.	1,546,124	43,393
Murata Manufacturing Co. Ltd.	575,879	42,718
Sumitomo Mitsui Financial Group Inc.	1,313,988	42,638
ITOCHU Corp.	1,357,392	38,714
Mitsubishi Corp.	1,209,321	38,454
FANUC Corp.	193,468	38,233
Softbank Corp.	2,747,767	37,506
Mitsui & Co. Ltd.	1,599,557	36,605
Fast Retailing Co. Ltd.	51,980	34,505
Nippon Telegraph & Telephone Corp.	1,224,286	34,303
Tokio Marine Holdings Inc.	649,824	34,226
SMC Corp.	57,229	34,152
Mizuho Financial Group Inc.	2,560,737	33,797
Denso Corp.	458,203	33,218
Fujitsu Ltd.	189,282	32,714
Seven & i Holdings Co. Ltd.	775,649	32,565
Astellas Pharma Inc.	1,869,201	31,512
Oriental Land Co. Ltd.	187,790	29,660
Terumo Corp.	668,232	29,480
FUJIFILM Holdings Corp.	355,987	27,510
Central Japan Railway Co.	181,252	26,887
Mitsubishi Electric Corp.	1,979,814	26,588
Panasonic Corp.	2,134,735	26,398
Kao Corp.	464,025	26,249
Shiseido Co. Ltd.	389,338	25,979
Bridgestone Corp.	578,528	25,594
M3 Inc.	425,088	25,051
Chugai Pharmaceutical Co. Ltd.	655,338	24,503
ORIX Corp.	1,215,511	24,160
Komatsu Ltd.	918,637	24,060
Sysmex Corp.	190,911	23,671
Kubota Corp.	1,094,105	23,308
Japan Tobacco Inc.	1,177,069	23,107
Olympus Corp.	1,060,820	22,981
Canon Inc.	997,611	22,685
East Japan Railway Co.	362,145	22,557
Dai-ichi Life Holdings Inc.	1,046,195	22,010
Shimano Inc.	78,333	21,856
Mitsui Fudosan Co. Ltd.	928,160	21,221
Daiwa House Industry Co. Ltd.	636,070	20,984
Suzuki Motor Corp.	451,147	20,120
Asahi Group Holdings Ltd.	427,454	19,398
Eisai Co. Ltd.	268,134	18,999
		Shares	Market Value• ($000)
	Toshiba Corp.	435,258	18,774
	Kyocera Corp.	307,192	17,985
	Omron Corp.	186,189	17,806
	Shionogi & Co. Ltd.	272,307	17,755
	Mitsubishi Estate Co. Ltd.	1,164,259	17,693
	Japan Post Holdings Co. Ltd.	2,293,321	17,622
	Lasertec Corp.	76,646	16,626
	Z Holdings Corp.	2,660,688	16,518
	Otsuka Holdings Co. Ltd.	417,521	16,513
	Advantest Corp.	200,449	16,434
	Sumitomo Corp.	1,143,101	16,289
	Aeon Co. Ltd.	702,238	16,155
	Unicharm Corp.	397,034	16,057
	MS&AD Insurance Group Holdings Inc.	463,168	14,964
	Kikkoman Corp.	182,899	14,959
	Bandai Namco Holdings Inc.	194,143	14,836
	Nomura Holdings Inc.	3,078,614	14,662
	Sumitomo Realty & Development Co. Ltd.	404,520	14,619
	Nippon Steel Corp.	833,416	14,612
	Sompo Holdings Inc.	336,420	14,589
	Ajinomoto Co. Inc.	486,634	14,570
	NEC Corp.	268,759	13,761
	Nitori Holdings Co. Ltd.	74,337	13,657
	Marubeni Corp.	1,605,743	13,625
	Toyota Industries Corp.	159,272	13,540
	Kirin Holdings Co. Ltd.	777,301	13,530
	Secom Co. Ltd.	197,897	13,491
	Asahi Kasei Corp.	1,266,616	13,306
	TDK Corp.	365,181	13,275
	Japan Exchange Group Inc.	530,884	12,570
	NTT Data Corp.	623,157	12,501
*	Renesas Electronics Corp.	1,006,663	12,383
	Obic Co. Ltd.	66,688	12,332
	Sumitomo Mitsui Trust Holdings Inc.	371,836	12,231
	Subaru Corp.	623,248	12,225
	Sekisui House Ltd.	584,925	12,161
	MISUMI Group Inc.	285,711	11,950
	ENEOS Holdings Inc.	2,913,559	11,748
	Nippon Yusen KK	161,759	11,656
	Makita Corp.	247,915	11,506
	Yaskawa Electric Corp.	263,520	11,414
	Nitto Denko Corp.	145,447	11,365
	West Japan Railway Co.	233,057	11,002
	Shimadzu Corp.	269,740	10,959
	SG Holdings Co. Ltd.	433,600	10,888
	Mitsubishi Chemical Holdings Corp.	1,303,146	10,787
	MINEBEA MITSUMI Inc.	404,099	10,231
	Sumitomo Electric Industries Ltd.	768,303	10,198

50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nomura Research Institute Ltd.	254,439	10,186
*	Nissan Motor Co. Ltd.	1,973,630	10,046
	Yamaha Corp.	158,861	10,037
	Toyota Tsusho Corp.	227,207	9,855
	Toray Industries Inc.	1,554,678	9,688
	Nippon Building Fund Inc.	1,486	9,654
	AGC Inc.	189,624	9,442
	Sumitomo Metal Mining Co. Ltd.	239,863	9,305
	Ono Pharmaceutical Co. Ltd.	439,101	9,213
	Daifuku Co. Ltd.	98,964	9,111
	Pan Pacific International Holdings Corp.	424,008	8,903
	Rakuten Group Inc.	811,265	8,882
	MEIJI Holdings Co. Ltd.	138,799	8,759
	Nippon Paint Holdings Co. Ltd.	806,395	8,628
	Daiwa Securities Group Inc.	1,534,676	8,622
	Yamaha Motor Co. Ltd.	302,744	8,439
	Kyowa Kirin Co. Ltd.	255,402	8,400
	Yamato Holdings Co. Ltd.	341,500	8,395
	Resona Holdings Inc.	2,194,613	8,244
	Dentsu Group Inc.	223,373	8,163
	Nihon M&A Center Holdings Inc.	263,724	8,098
	JFE Holdings Inc.	524,604	8,016
	Japan Real Estate Investment Corp.	1,297	7,950
	Daito Trust Construction Co. Ltd.	63,322	7,851
	Inpex Corp.	929,432	7,751
	Rohm Co. Ltd.	83,919	7,673
	Sumitomo Chemical Co. Ltd.	1,549,530	7,633
	Hamamatsu Photonics KK	128,539	7,629
	Disco Corp.	28,071	7,568
	Nippon Prologis REIT Inc.	2,249	7,512
	Mitsubishi Heavy Industries Ltd.	293,239	7,499
	Tokyo Gas Co. Ltd.	431,134	7,481
	Chubu Electric Power Co. Inc.	707,602	7,324
	Nissan Chemical Corp.	131,442	7,316
	TOTO Ltd.	149,466	7,221
	GLP J-REIT	4,405	7,185
	Mitsui OSK Lines Ltd.	113,765	7,173
	Nexon Co. Ltd.	417,414	7,105
	Tokyu Corp.	501,301	7,067
	Isuzu Motors Ltd.	525,254	7,066
	T&D Holdings Inc.	542,655	6,960
	Hankyu Hanshin Holdings Inc.	222,035	6,884
	Kansai Electric Power Co. Inc.	741,816	6,830
		Shares	Market Value• ($000)
	Yakult Honsha Co. Ltd.	135,130	6,828
	Odakyu Electric Railway Co. Ltd.	314,056	6,809
	JSR Corp.	187,068	6,785
	Lixil Corp.	263,802	6,777
	Nomura Real Estate Master Fund Inc.	4,512	6,757
	TIS Inc.	245,375	6,685
	Trend Micro Inc.	117,822	6,659
	Ibiden Co. Ltd.	110,279	6,626
	CyberAgent Inc.	395,212	6,622
	Idemitsu Kosan Co. Ltd.	241,922	6,607
	Koito Manufacturing Co. Ltd.	116,121	6,589
	Aisin Corp.	178,252	6,523
	Osaka Gas Co. Ltd.	402,965	6,495
	Taiyo Yuden Co. Ltd.	127,281	6,451
	Japan Metropolitan Fund Investment	6,942	6,376
	Dai Nippon Printing Co. Ltd.	253,480	6,280
	SBI Holdings Inc.	241,072	6,248
	Ricoh Co. Ltd.	638,704	6,220
	Fuji Electric Co. Ltd.	126,700	6,195
	Daiwa House REIT Investment Corp.	2,151	6,173
	Keio Corp.	116,825	5,897
	Obayashi Corp.	693,229	5,852
*	Kintetsu Group Holdings Co. Ltd.	183,854	5,787
	Hirose Electric Co. Ltd.	34,211	5,721
	BayCurrent Consulting Inc.	13,647	5,664
	Sekisui Chemical Co. Ltd.	342,960	5,634
	Kajima Corp.	457,342	5,631
	Azbil Corp.	131,896	5,623
	Kurita Water Industries Ltd.	111,864	5,525
	Toho Co. Ltd. (XTKS)	115,799	5,441
	MonotaRO Co. Ltd.	237,516	5,413
	Nissin Foods Holdings Co. Ltd.	70,725	5,406
	Mitsui Chemicals Inc.	181,588	5,399
	SUMCO Corp.	281,852	5,386
	GMO Payment Gateway Inc.	42,492	5,384
	Taisei Corp.	170,090	5,337
	Konami Holdings Corp.	96,806	5,327
	Mazda Motor Corp.	588,632	5,294
	Santen Pharmaceutical Co. Ltd.	369,907	5,214
	Otsuka Corp.	105,574	5,200
	Tobu Railway Co. Ltd.	207,699	5,171
	Asahi Intecc Co. Ltd.	193,552	5,102
	Kobayashi Pharmaceutical Co. Ltd.	63,514	5,085
	MatsukiyoCocokara & Co.	114,649	5,083

51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Yokogawa Electric Corp.	253,764	5,071
	Ebara Corp.	92,430	5,044
	Capcom Co. Ltd.	186,936	5,031
	Seiko Epson Corp.	280,513	4,995
	Open House Co. Ltd.	77,224	4,925
	Suntory Beverage & Food Ltd.	126,514	4,909
	Tosoh Corp.	288,873	4,865
	Brother Industries Ltd.	246,557	4,767
	Persol Holdings Co. Ltd.	175,811	4,726
	TOPPAN Inc.	292,672	4,724
	Ryohin Keikaku Co. Ltd.	236,000	4,651
	Kansai Paint Co. Ltd.	200,186	4,636
	Concordia Financial Group Ltd.	1,161,033	4,615
	Hoshizaki Corp.	54,356	4,571
	Food & Life Cos. Ltd.	104,868	4,545
	Tsuruha Holdings Inc.	36,831	4,543
	NGK Insulators Ltd.	270,905	4,511
	Oji Holdings Corp.	907,809	4,500
	Nippon Express Co. Ltd.	71,751	4,491
	Keisei Electric Railway Co. Ltd.	139,252	4,481
	Showa Denko KK	178,066	4,466
*	Tokyo Electric Power Co. Holdings Inc.	1,598,207	4,427
	Asics Corp.	177,105	4,414
	Square Enix Holdings Co. Ltd.	80,254	4,396
	Lion Corp.	260,621	4,340
	Orix JREIT Inc.	2,613	4,335
	Shizuoka Bank Ltd.	531,899	4,283
	Kakaku.com Inc.	128,769	4,273
	Nippon Shinyaku Co. Ltd.	53,160	4,259
	Nisshin Seifun Group Inc.	268,705	4,243
*	Kawasaki Kisen Kaisha Ltd.	86,714	4,180
	Advance Residence Investment Corp.	1,268	4,168
	Marui Group Co. Ltd.	211,658	4,154
	Shimizu Corp.	564,548	4,136
	Sojitz Corp.	249,753	4,121
	Hakuhodo DY Holdings Inc.	249,943	4,075
	Toyo Suisan Kaisha Ltd.	93,575	4,032
	Hulic Co. Ltd.	418,541	4,024
	Chiba Bank Ltd.	638,766	3,959
	Miura Co. Ltd.	101,443	3,902
*	Hitachi Metals Ltd.	203,886	3,860
	Welcia Holdings Co. Ltd.	103,364	3,859
	Nabtesco Corp.	118,721	3,853
	Ito En Ltd.	57,534	3,832
	Rinnai Corp.	37,236	3,823
*	ANA Holdings Inc.	162,001	3,775
	Mitsubishi Gas Chemical Co. Inc.	187,290	3,769
	Nikon Corp.	335,704	3,701
		Shares	Market Value• ($000)
	Iida Group Holdings Co. Ltd.	149,638	3,689
	Stanley Electric Co. Ltd.	146,149	3,684
	Tokyo Century Corp.	64,083	3,669
	Kyushu Railway Co.	163,470	3,659
	ZOZO Inc.	113,768	3,652
	Tokyu Fudosan Holdings Corp.	627,919	3,638
	United Urban Investment Corp.	2,904	3,620
	SCREEN Holdings Co. Ltd.	38,717	3,599
	NH Foods Ltd.	102,160	3,593
	Haseko Corp.	273,591	3,562
	Koei Tecmo Holdings Co. Ltd.	76,443	3,558
	USS Co. Ltd.	220,457	3,553
	Nippon Sanso Holdings Corp.	147,432	3,481
	Hitachi Construction Machinery Co. Ltd.	108,737	3,469
	Bank of Kyoto Ltd.	76,835	3,456
	NOF Corp.	68,472	3,436
	TechnoPro Holdings Inc.	107,123	3,424
	Mitsubishi HC Capital Inc. (XTKS)	681,829	3,419
	Industrial & Infrastructure Fund Investment Corp.	1,863	3,416
	Hikari Tsushin Inc.	21,995	3,391
	Kose Corp.	29,166	3,387
	Kyushu Electric Power Co. Inc.	474,378	3,342
	Nagoya Railroad Co. Ltd.	199,350	3,294
	Kuraray Co. Ltd.	359,067	3,249
	Amada Co. Ltd.	326,369	3,224
	NGK Spark Plug Co. Ltd.	201,187	3,214
	Benefit One Inc.	63,580	3,209
*	Japan Airlines Co. Ltd.	148,441	3,195
	Itochu Techno-Solutions Corp.	100,914	3,188
	Japan Post Bank Co. Ltd.	408,203	3,185
	Iwatani Corp.	53,811	3,178
	Jeol Ltd.	41,724	3,162
	Tohoku Electric Power Co. Inc.	487,240	3,161
	Japan Prime Realty Investment Corp.	852	3,125
	Casio Computer Co. Ltd.	219,560	3,107
	Rohto Pharmaceutical Co. Ltd.	101,347	3,097
	NSK Ltd.	459,110	3,085
	Rakus Co. Ltd	97,301	3,084
	Japan Post Insurance Co. Ltd.	189,476	3,074
	Kawasaki Heavy Industries Ltd.	151,455	3,073
	Fukuoka Financial Group Inc.	169,926	3,053

52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sohgo Security Services Co. Ltd.	71,189	3,046
*	Skylark Holdings Co. Ltd.	224,367	3,040
	Oracle Corp. Japan	32,017	3,030
	Sega Sammy Holdings Inc.	209,067	2,973
	Denka Co. Ltd.	90,771	2,972
	Sumitomo Heavy Industries Ltd.	114,803	2,956
	IHI Corp.	126,165	2,947
	Sekisui House REIT Inc.	3,856	2,915
	Keikyu Corp.	257,404	2,905
[2]	Shinsei Bank Ltd.	175,764	2,903
	Air Water Inc.	186,869	2,859
	Nomura Real Estate Holdings Inc.	116,720	2,846
	NET One Systems Co. Ltd.	86,712	2,844
	COMSYS Holdings Corp.	114,591	2,837
	Yamada Denki Co. Ltd.	742,373	2,837
	Nifco Inc.	87,910	2,804
	LaSalle Logiport REIT	1,685	2,801
	Activia Properties Inc.	682	2,796
	Aozora Bank Ltd.	121,921	2,789
*	Japan Airport Terminal Co. Ltd.	55,383	2,747
	Tokyo Tatemono Co. Ltd.	186,639	2,743
	Medipal Holdings Corp.	151,551	2,742
	Ulvac Inc.	48,475	2,720
	Toho Gas Co. Ltd.	91,382	2,707
	Sumitomo Forestry Co. Ltd.	141,686	2,706
	Japan Hotel REIT Investment Corp.	4,448	2,686
	Tokai Carbon Co. Ltd.	204,186	2,671
	Nichirei Corp.	109,301	2,662
	Keihan Holdings Co. Ltd.	101,143	2,661
	Isetan Mitsukoshi Holdings Ltd.	363,113	2,655
	Horiba Ltd.	40,420	2,650
	Hino Motors Ltd.	279,656	2,645
	Shinko Electric Industries Co. Ltd.	65,193	2,626
	Japan Logistics Fund Inc.	877	2,623
	Cosmos Pharmaceutical Corp.	17,026	2,602
	Mitsui Fudosan Logistics Park Inc.	486	2,584
	Teijin Ltd.	192,306	2,581
	Sugi Holdings Co. Ltd.	35,931	2,573
	Pigeon Corp.	110,795	2,566
	Taiheiyo Cement Corp.	119,936	2,548
	Alfresa Holdings Corp.	180,500	2,545
	Chugoku Electric Power Co. Inc.	305,267	2,532
	Takara Holdings Inc.	184,179	2,519
		Shares	Market Value• ($000)
	THK Co. Ltd.	116,299	2,501
*	SHIFT Inc.	10,800	2,491
	Nihon Kohden Corp.	77,951	2,480
	SCSK Corp.	122,115	2,471
	Mitsubishi Materials Corp.	126,968	2,465
	Tokyo Ohka Kogyo Co. Ltd.	38,716	2,461
	Sanwa Holdings Corp.	210,474	2,455
	Sumitomo Dainippon Pharma Co. Ltd.	173,062	2,447
	Hisamitsu Pharmaceutical Co. Inc.	71,603	2,443
	Nippon Accommodations Fund Inc.	438	2,443
	Taisho Pharmaceutical Holdings Co. Ltd.	45,510	2,442
[2]	Anritsu Corp.	146,853	2,435
	EXEO Group Inc.	105,284	2,434
	Kewpie Corp.	110,974	2,434
	J Front Retailing Co. Ltd.	261,538	2,424
	Zenkoku Hosho Co. Ltd.	49,465	2,390
	Konica Minolta Inc.	478,441	2,368
	Kaneka Corp.	61,330	2,352
	Lawson Inc.	48,471	2,344
	Morinaga Milk Industry Co. Ltd.	39,813	2,333
	Seibu Holdings Inc.	213,604	2,333
	Sumitomo Rubber Industries Ltd.	188,845	2,327
	Sharp Corp.	195,015	2,300
	Zensho Holdings Co. Ltd.	99,070	2,288
	Electric Power Development Co. Ltd.	172,608	2,282
	DIC Corp.	86,019	2,278
*	Sansan Inc.	19,573	2,274
	Kenedix Office Investment Corp.	359	2,273
	Relo Group Inc.	107,616	2,238
	House Foods Group Inc.	77,954	2,237
	Nankai Electric Railway Co. Ltd.	112,390	2,231
	Sankyu Inc.	49,368	2,229
	Ship Healthcare Holdings Inc.	84,510	2,220
	Tsumura & Co.	70,865	2,209
	Nippon Electric Glass Co. Ltd.	86,364	2,205
	Fancl Corp.	72,668	2,203
*	PeptiDream Inc.	90,730	2,193
	ADEKA Corp.	98,438	2,190
	Kadokawa Corp.	41,244	2,178
	Suzuken Co. Ltd.	77,593	2,160
	SMS Co. Ltd.	54,968	2,133
	Kagome Co. Ltd.	83,834	2,127
	JTEKT Corp.	240,310	2,127
	Kamigumi Co. Ltd.	105,585	2,126
	Kinden Corp.	129,121	2,119
	JGC Holdings Corp.	225,014	2,115

53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	AEON REIT Investment Corp.	1,564	2,114
	Infomart Corp.	215,832	2,106
	Mori Hills REIT Investment Corp.	1,553	2,106
*	Mitsubishi Motors Corp.	655,791	2,099
	Penta-Ocean Construction Co. Ltd.	302,475	2,084
	Goldwin Inc.	34,432	2,083
	Calbee Inc.	80,650	2,078
	Daicel Corp.	277,179	2,075
	Frontier Real Estate Investment Corp.	466	2,062
	Invincible Investment Corp.	5,214	2,061
	Sundrug Co. Ltd.	69,793	2,043
	Credit Saison Co. Ltd.	165,725	2,032
	Hulic REIT Inc.	1,336	2,024
	Mebuki Financial Group Inc.	985,970	2,019
	Ube Industries Ltd.	108,200	2,016
	Coca-Cola Bottlers Japan Holdings Inc.	146,399	2,015
	Nagase & Co. Ltd.	118,885	2,012
	Shimamura Co. Ltd.	23,751	2,011
	Nishi-Nippon Railroad Co. Ltd.	81,247	2,001
	Japan Steel Works Ltd.	67,881	1,994
	Alps Alpine Co. Ltd.	203,620	1,990
	Nippo Corp.	56,263	1,990
	Outsourcing Inc.	103,530	1,986
	Daiwa Securities Living Investments Corp.	1,961	1,981
	Daiseki Co. Ltd.	42,184	1,969
*	RENOVA Inc.	44,700	1,966
	Topcon Corp.	110,014	1,961
	Yamazaki Baking Co. Ltd.	128,941	1,959
	Katitas Co. Ltd.	53,500	1,953
	Mitsubishi Logistics Corp.	69,800	1,949
	Kenedix Residential Next Investment Corp.	1,011	1,944
	SHO-BOND Holdings Co. Ltd.	46,186	1,935
	Nihon Unisys Ltd.	68,499	1,925
	Internet Initiative Japan Inc.	54,846	1,919
[2]	NTT UD REIT Investment Corp.	1,445	1,918
	Dowa Holdings Co. Ltd.	45,729	1,910
	Ushio Inc.	106,437	1,904
	DMG Mori Co. Ltd.	110,024	1,895
	Ezaki Glico Co. Ltd.	52,158	1,893
	Fuji Corp.	81,136	1,893
	K's Holdings Corp	182,160	1,880
	Nippon Kayaku Co. Ltd.	177,418	1,869
	Comforia Residential REIT Inc.	640	1,865
		Shares	Market Value• ($000)
	Yokohama Rubber Co. Ltd.	109,912	1,860
	Kobe Steel Ltd.	316,106	1,857
	Fujitec Co. Ltd.	81,540	1,852
	Toyo Seikan Group Holdings Ltd.	155,231	1,843
	Zeon Corp.	154,614	1,834
	Daiwa Office Investment Corp.	283	1,827
	Amano Corp.	73,680	1,823
	Menicon Co. Ltd.	48,084	1,805
	DeNA Co. Ltd.	97,635	1,804
	Mirait Holdings Corp.	93,538	1,799
	INFRONEER Holdings Inc.	214,195	1,774
	Aeon Mall Co. Ltd.	120,901	1,771
	Mabuchi Motor Co. Ltd.	51,361	1,771
	Aica Kogyo Co. Ltd.	57,255	1,755
	Toyo Tire Corp.	105,430	1,753
	Mitsui High-Tec Inc.	22,688	1,752
	Benesse Holdings Inc.	76,518	1,751
	Seino Holdings Co. Ltd.	144,210	1,747
	Justsystems Corp.	33,342	1,723
*	Park24 Co. Ltd.	112,212	1,719
	GMO internet Inc.	62,112	1,715
	Kenedix Retail REIT Corp.	666	1,699
	Pola Orbis Holdings Inc.	79,252	1,692
	Hoshino Resorts REIT Inc.	256	1,672
	Hirogin Holdings Inc.	303,526	1,672
	Nippon Suisan Kaisha Ltd.	292,275	1,661
*	Nishimatsu Construction Co. Ltd.	57,341	1,654
	Sawai Group Holdings Co. Ltd.	36,948	1,630
	As One Corp.	11,842	1,623
	Rengo Co. Ltd.	214,026	1,623
	Hachijuni Bank Ltd.	483,806	1,617
	Sotetsu Holdings Inc.	83,438	1,614
	Toyoda Gosei Co. Ltd.	78,659	1,610
	Tokyu REIT Inc.	956	1,604
	Ain Holdings Inc.	27,107	1,600
	Nippon Shokubai Co. Ltd.	30,552	1,596
	Descente Ltd.	41,988	1,592
	Tokyo Seimitsu Co. Ltd.	38,621	1,573
	Digital Garage Inc.	33,648	1,572
	Toda Corp.	249,420	1,571
	OKUMA Corp.	32,840	1,565
	GS Yuasa Corp.	71,738	1,562
[2]	Kobe Bussan Co. Ltd.	45,000	1,550
	FP Corp.	45,386	1,541
	Daiwabo Holdings Co. Ltd.	87,480	1,540
	Maruichi Steel Tube Ltd.	67,327	1,530

54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Estate Logistics REIT Investment Corp.	352	1,522
	Nichias Corp.	61,939	1,517
	Jafco Co. Ltd.	23,855	1,511
*	Fujikura Ltd.	279,922	1,510
	AEON Financial Service Co. Ltd.	118,331	1,503
	Sapporo Holdings Ltd.	69,008	1,497
	Sumitomo Bakelite Co. Ltd.	32,850	1,476
	Toagosei Co. Ltd.	132,014	1,475
	Japan Elevator Service Holdings Co. Ltd.	68,000	1,474
	TS Tech Co. Ltd.	110,022	1,472
	NIPPON REIT Investment Corp.	383	1,472
	Mitsui Mining & Smelting Co. Ltd.	51,245	1,470
	Fujitsu General Ltd.	59,840	1,467
	Daiichikosho Co. Ltd.	40,207	1,460
	Cosmo Energy Holdings Co. Ltd.	71,301	1,458
	Daio Paper Corp.	82,566	1,453
	Yoshinoya Holdings Co. Ltd.	74,402	1,451
	Furukawa Electric Co. Ltd.	66,173	1,448
	Iyo Bank Ltd.	295,225	1,444
	NSD Co. Ltd.	75,452	1,438
	Sanrio Co. Ltd.	63,076	1,413
	Meitec Corp.	23,481	1,412
	Mori Trust Sogo REIT Inc.	1,092	1,411
	H.U. Group Holdings Inc.	57,042	1,407
	JCR Pharmaceuticals Co. Ltd.	57,232	1,405
	Takashimaya Co. Ltd.	151,257	1,401
	Asahi Holdings Inc.	78,516	1,401
	PALTAC Corp.	31,552	1,397
	OSG Corp.	83,797	1,394
	Gunma Bank Ltd.	451,272	1,393
	Takara Bio Inc.	53,386	1,393
	Systena Corp.	75,180	1,389
	Kyushu Financial Group Inc.	411,491	1,386
	Yamaguchi Financial Group Inc.	248,004	1,385
	Bic Camera Inc.	160,493	1,384
	Hazama Ando Corp.	202,659	1,372
	Kaken Pharmaceutical Co. Ltd.	34,539	1,362
	Kokuyo Co. Ltd.	89,407	1,361
	Chugoku Bank Ltd.	187,301	1,359
	Fuyo General Lease Co. Ltd.	20,811	1,353
	Japan Excellent Inc.	1,112	1,343
	Hitachi Transport System Ltd.	33,999	1,339
	Kyudenko Corp.	42,218	1,339
	Tadano Ltd.	122,466	1,337
	NOK Corp.	114,029	1,324
*	Raksul Inc.	23,900	1,315
		Shares	Market Value• ($000)
	Yamato Kogyo Co. Ltd.	39,154	1,313
	Takasago Thermal Engineering Co. Ltd.	71,398	1,306
	NHK Spring Co. Ltd.	172,841	1,304
	Daido Steel Co. Ltd.	33,945	1,301
	Toyota Boshoku Corp.	67,526	1,298
	Nippon Gas Co. Ltd.	104,551	1,297
	Nipro Corp.	127,248	1,293
	Citizen Watch Co. Ltd.	294,381	1,284
	Yaoko Co. Ltd.	21,501	1,280
	Tokuyama Corp.	74,382	1,274
	CKD Corp.	64,045	1,270
	Milbon Co. Ltd.	21,214	1,270
	Hitachi Zosen Corp.	161,534	1,267
	Glory Ltd.	58,343	1,256
	Sankyo Co. Ltd.	51,578	1,252
	en japan Inc.	31,400	1,247
	Hanwa Co. Ltd.	41,529	1,247
	Lintec Corp.	55,667	1,243
	Resorttrust Inc.	69,894	1,239
	Wacoal Holdings Corp.	61,567	1,233
	OBIC Business Consultants Co. Ltd.	24,906	1,230
	Toei Co. Ltd.	6,268	1,230
	Nisshinbo Holdings Inc.	158,811	1,226
	Acom Co. Ltd.	365,926	1,220
	Kotobuki Spirits Co. Ltd.	18,213	1,218
	Mizuho Leasing Co. Ltd.	39,366	1,216
	Izumi Co. Ltd.	39,715	1,204
	Duskin Co. Ltd.	49,695	1,197
	NEC Networks & System Integration Corp.	74,085	1,192
	Fuji Oil Holdings Inc.	50,690	1,190
*	Oisix ra daichi Inc.	28,354	1,188
	Fujimi Inc.	18,710	1,177
	ABC-Mart Inc.	24,166	1,162
	Mani Inc.	67,815	1,156
	Fukuyama Transporting Co. Ltd.	28,945	1,153
	Monex Group Inc.	176,818	1,151
	Heiwa Real Estate REIT Inc.	817	1,141
	Toyobo Co. Ltd.	94,592	1,136
	Hankyu Hanshin REIT Inc.	760	1,121
	Trusco Nakayama Corp.	46,318	1,120
	Kureha Corp.	17,226	1,119
	Nikkon Holdings Co. Ltd.	56,953	1,113
	Ariake Japan Co. Ltd.	17,017	1,108
	Morinaga & Co. Ltd.	31,310	1,106
	Kanematsu Corp.	94,314	1,095
	Daishi Hokuetsu Financial Group Inc.	48,548	1,087

55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Shikoku Electric Power Co. Inc.	166,025	1,081
	CRE Logistics REIT Inc.	555	1,080
	TOKAI Holdings Corp.	141,475	1,074
	Sanken Electric Co. Ltd.	20,396	1,072
	Seven Bank Ltd.	506,672	1,071
	Hokuetsu Corp.	161,556	1,067
	Macnica Fuji Electronics Holdings Inc.	45,159	1,062
	Mixi Inc.	46,042	1,055
	Okamura Corp.	79,823	1,053
	Nihon Parkerizing Co. Ltd.	105,351	1,051
	Fuji Seal International Inc.	47,503	1,045
	KH Neochem Co. Ltd.	40,537	1,042
*	Shochiku Co. Ltd.	9,556	1,040
	Nippon Paper Industries Co. Ltd.	101,409	1,039
	Heiwa Corp.	58,156	1,037
	Heiwa Real Estate Co. Ltd.	32,835	1,037
	Wacom Co. Ltd.	159,031	1,029
	Takuma Co. Ltd.	78,552	1,028
	Senko Group Holdings Co. Ltd.	115,510	1,027
	Canon Marketing Japan Inc.	51,589	1,022
	DCM Holdings Co. Ltd.	104,762	1,021
	Tsubakimoto Chain Co.	34,444	1,018
	Kusuri no Aoki Holdings Co. Ltd.	15,126	1,007
	NS Solutions Corp.	29,848	1,003
	Maruha Nichiro Corp.	44,432	1,002
	Joyful Honda Co. Ltd.	72,514	997
	Star Asia Investment Corp.	1,859	986
	Valor Holdings Co. Ltd.	46,525	985
	Sumitomo Osaka Cement Co. Ltd.	35,126	984
	Pilot Corp.	26,584	975
	Sakata Seed Corp.	32,250	973
	Hokuhoku Financial Group Inc.	135,905	972
	Fukuoka REIT Corp.	653	969
	Shoei Co. Ltd.	21,700	966
	Nippon Light Metal Holdings Co. Ltd.	58,134	965
	Toshiba TEC Corp.	24,487	964
	Toho Holdings Co. Ltd.	59,560	964
	Nishi-Nippon Financial Holdings Inc.	165,242	964
	Seiren Co. Ltd.	47,682	962
	Ichigo Office REIT Investment Corp.	1,268	961
	Fuji Soft Inc.	18,703	952
	Itoham Yonekyu Holdings Inc.	153,936	939
		Shares	Market Value• ($000)
	EDION Corp.	98,257	933
	Kiyo Bank Ltd.	70,900	931
	Sangetsu Corp.	66,605	917
	Megmilk Snow Brand Co. Ltd.	47,106	912
	Dexerials Corp.	44,780	906
[2]	Colowide Co. Ltd.	62,237	900
	Toridoll Holdings Corp.	37,300	898
	Tokyo Steel Manufacturing Co. Ltd.	80,549	896
	Shiga Bank Ltd.	54,864	888
	Global One Real Estate Investment Corp.	853	879
	Aiful Corp.	263,642	878
*	NTN Corp.	404,517	877
	Sumitomo Warehouse Co. Ltd.	53,836	866
	Hokuriku Electric Power Co.	181,242	863
	Fuji Kyuko Co. Ltd.	21,393	862
	SOSiLA Logistics REIT Inc.	570	857
	Iriso Electronics Co. Ltd.	18,607	855
	BeNext-Yumeshin Group Co.	65,474	854
	DTS Corp.	38,312	850
	Kumagai Gumi Co. Ltd.	34,337	850
	Rorze Corp.	8,856	849
	Kintetsu World Express Inc.	35,235	846
	Meidensha Corp.	40,115	844
	Takeuchi Manufacturing Co. Ltd.	32,741	841
	Nitto Boseki Co. Ltd.	26,069	836
	San-In Godo Bank Ltd.	170,798	836
	Autobacs Seven Co. Ltd.	64,414	833
	Starts Corp. Inc.	34,360	826
	Fuso Chemical Co. Ltd.	17,912	825
	Earth Corp.	13,439	825
	Kyoritsu Maintenance Co. Ltd.	21,988	824
	JINS Holdings Inc.	13,030	824
	Kandenko Co. Ltd.	106,114	823
	Maruwa Co. Ltd.	7,262	814
	Taiyo Holdings Co. Ltd.	30,440	814
	UT Group Co. Ltd.	25,400	813
	Nippon Soda Co. Ltd.	26,972	810
	Central Glass Co. Ltd.	43,316	807
	JCU Corp.	19,898	799
	77 Bank Ltd.	78,270	798
*	Royal Holdings Co. Ltd.	43,779	795
	eRex Co. Ltd.	34,361	787
	Tokai Rika Co. Ltd.	56,170	786

56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Itochu Advance Logistics Investment Corp.	551	785
	Nagawa Co. Ltd.	8,300	785
	IR Japan Holdings Ltd.	8,500	784
	TKC Corp.	25,464	781
	Midac Holdings Co. Ltd.	16,435	781
	Musashi Seimitsu Industry Co. Ltd.	41,204	776
*,2	HIS Co. Ltd.	34,448	775
	Japan Lifeline Co. Ltd.	71,708	772
	Arcs Co. Ltd.	40,041	769
	Sumitomo Mitsui Construction Co. Ltd.	180,432	766
	Awa Bank Ltd.	41,023	764
	Information Services International-Dentsu Ltd.	21,592	755
	ZERIA Pharmaceutical Co. Ltd.	42,105	754
	Funai Soken Holdings Inc.	27,156	754
	Nojima Corp.	34,350	753
	Japan Material Co. Ltd.	54,036	751
	Sanki Engineering Co. Ltd.	59,398	748
	Nippn Corp.	52,163	747
	Daihen Corp.	17,807	743
	Mochida Pharmaceutical Co. Ltd.	25,380	740
	Raito Kogyo Co. Ltd.	41,488	738
	Kohnan Shoji Co. Ltd.	23,577	737
	Tri Chemical Laboratories Inc.	24,500	733
	Nichiha Corp.	25,468	732
	Juroku Financial Group Inc.	40,237	731
	S-Pool Inc.	65,260	730
	Nextage Co. Ltd.	39,800	729
	Taikisha Ltd.	25,467	727
	Kissei Pharmaceutical Co. Ltd.	36,252	725
	Gree Inc.	85,839	724
	Digital Arts Inc.	8,856	723
	Orient Corp.	526,345	722
	Aeon Hokkaido Corp.	62,300	720
	Toyo Ink SC Holdings Co. Ltd.	40,822	719
	Kumiai Chemical Industry Co. Ltd.	96,337	718
	Matsui Securities Co. Ltd.	99,723	715
	Transcosmos Inc.	23,677	714
	GLOBERIDE Inc.	19,600	709
	Ogaki Kyoritsu Bank Ltd.	42,619	708
*,2	giftee Inc.	20,941	708
	Round One Corp.	58,601	705
	Zojirushi Corp.	50,698	703
		Shares	Market Value• ($000)
	Japan Aviation Electronics Industry Ltd.	42,291	701
	Paramount Bed Holdings Co. Ltd.	37,022	691
	Nomura Co. Ltd.	69,940	690
	Prima Meat Packers Ltd.	29,365	690
	Tokai Tokyo Financial Holdings Inc.	196,734	682
	Oki Electric Industry Co. Ltd.	82,910	681
	Makino Milling Machine Co. Ltd.	18,913	680
	Usen-Next Holdings Co. Ltd.	22,894	674
	Hokkaido Electric Power Co. Inc.	161,970	673
	Noevir Holdings Co. Ltd.	13,727	671
	Atom Corp.	99,351	670
	BML Inc.	18,903	664
[2]	Nishimatsuya Chain Co. Ltd.	51,980	663
	Eizo Corp.	17,210	658
	Nanto Bank Ltd.	37,921	654
	MCJ Co. Ltd.	57,608	649
	Takara Leben Real Estate Investment Corp.	662	645
*	SRE Holdings Corp.	9,283	645
	Takara Standard Co. Ltd.	48,381	643
	Dip Corp.	17,806	639
	Okasan Securities Group Inc.	186,256	637
	Mirai Corp.	1,379	637
	Nippon Densetsu Kogyo Co. Ltd.	41,038	633
	Jaccs Co. Ltd.	23,684	632
	San-Ai Oil Co. Ltd.	48,442	631
	Elecom Co. Ltd.	41,122	629
*	M&A Capital Partners Co. Ltd.	11,144	629
	GungHo Online Entertainment Inc.	33,234	624
	H2O Retailing Corp.	78,000	623
	Max Co. Ltd.	39,118	623
	Hioki EE Corp.	8,859	619
	MOS Food Services Inc.	22,186	619
	eGuarantee Inc.	27,800	619
	Nachi-Fujikoshi Corp.	16,313	618
	UACJ Corp.	26,569	616
[2]	Starts Proceed Investment Corp.	293	616
	Nippon Pillar Packing Co. Ltd.	25,100	613
	Create SD Holdings Co. Ltd.	19,899	612
	Life Corp.	18,610	611
	KYORIN Holdings Inc.	39,787	611
	Suruga Bank Ltd.	166,283	610
	Ai Holdings Corp.	32,236	608
	Towa Pharmaceutical Co. Ltd.	23,580	606
	Okinawa Electric Power Co. Inc.	49,344	605

57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Japan Securities Finance Co. Ltd.	79,081	604
	Tomy Co. Ltd.	63,386	602
	Showa Sangyo Co. Ltd.	24,186	602
	Saizeriya Co. Ltd.	22,281	601
	Nippon Steel Trading Corp.	13,235	598
	SAMTY Co. Ltd.	26,900	598
	LITALICO Inc.	19,800	598
	Nisshin Oillio Group Ltd.	22,490	596
	Ichibanya Co. Ltd.	14,724	595
	San-A Co. Ltd.	16,516	595
	Nissha Co. Ltd.	36,128	592
	Okinawa Financial Group Inc.	26,780	589
*	Nippon Sheet Glass Co. Ltd.	104,982	587
	Komeri Co. Ltd.	25,370	586
	Kanamoto Co. Ltd.	27,275	584
	Daibiru Corp.	41,887	583
	Mandom Corp.	40,027	582
	Gunze Ltd.	15,022	579
	Mitsubishi Pencil Co. Ltd.	48,092	577
	Heiwado Co. Ltd.	33,262	576
[2]	Create Restaurants Holdings Inc.	83,776	576
	Mori Trust Hotel REIT Inc.	463	575
	Eiken Chemical Co. Ltd.	34,156	574
	Inabata & Co. Ltd.	38,798	574
	Musashino Bank Ltd.	36,551	574
	Tsugami Corp.	41,762	574
[2]	Pharma Foods International Co. Ltd.	25,306	574
[2]	Kura Sushi Inc.	17,710	573
	Fujimori Kogyo Co. Ltd.	13,930	573
	Kato Sangyo Co. Ltd.	20,299	572
	Tocalo Co. Ltd.	46,656	572
	Yokogawa Bridge Holdings Corp.	28,359	572
	Anicom Holdings Inc.	73,336	572
	Noritake Co. Ltd.	13,040	570
	Mitsubishi Logisnext Co. Ltd.	61,761	568
	FCC Co. Ltd.	40,838	565
	Morita Holdings Corp.	44,916	565
	Maeda Kosen Co. Ltd.	19,400	563
	Hyakugo Bank Ltd.	191,338	555
	Totetsu Kogyo Co. Ltd.	25,270	550
	Yodogawa Steel Works Ltd.	25,170	550
	ValueCommerce Co. Ltd.	13,900	549
	SBS Holdings Inc.	15,400	548
	Kitz Corp.	81,488	545
	Osaka Organic Chemical Industry Ltd.	18,200	545
	Token Corp.	6,666	544
		Shares	Market Value• ($000)
	Yamazen Corp.	58,692	544
	Ichigo Inc.	181,243	543
	Shizuoka Gas Co. Ltd.	51,338	542
	Hogy Medical Co. Ltd.	19,596	537
	Tokyotokeiba Co. Ltd.	13,530	536
	Hosiden Corp.	50,734	535
*,2	Change Inc.	29,700	535
	Intage Holdings Inc.	31,650	534
	Comture Corp.	19,700	534
	Maruwa Unyu Kikan Co. Ltd.	38,088	533
	Mitani Sekisan Co. Ltd.	8,400	533
	Topre Corp.	46,012	532
	Monogatari Corp.	8,542	532
	North Pacific Bank Ltd.	256,693	531
*,2	Chiyoda Corp.	144,208	527
	T Hasegawa Co. Ltd.	21,599	527
	Okumura Corp.	20,385	526
	Idec Corp.	24,679	523
	KOMEDA Holdings Co. Ltd.	28,858	523
	Prestige International Inc.	76,106	522
	Japan Petroleum Exploration Co. Ltd.	28,637	521
	ASKUL Corp.	38,010	516
	Shima Seiki Manufacturing Ltd.	26,768	515
	Seiko Holdings Corp.	24,393	514
	Kameda Seika Co. Ltd.	13,138	514
	Shibuya Corp.	19,404	513
	Tsubaki Nakashima Co. Ltd.	36,602	513
	Nichicon Corp.	54,114	512
	Ohsho Food Service Corp.	9,750	512
	Giken Ltd.	13,337	509
	One REIT Inc.	189	507
	Nissin Electric Co. Ltd.	40,790	506
	Cybozu Inc.	21,288	505
	Tamura Corp.	73,547	505
	Nippon Seiki Co. Ltd.	50,091	504
	Megachips Corp.	15,917	503
	Bunka Shutter Co. Ltd.	51,648	503
[2]	Daiho Corp.	14,924	503
	Sato Holdings Corp.	21,793	502
*	MedPeer Inc.	16,688	501
	Inaba Denki Sangyo Co. Ltd.	20,860	500
	TBS Holdings Inc.	31,537	499
	Nikkiso Co. Ltd.	56,220	498
	Samty Residential Investment Corp.	472	498
	Shibaura Machine Co. Ltd.	21,293	496
	S Foods Inc.	17,036	493
	Solasto Corp.	40,700	493
	Aeon Delight Co. Ltd.	16,014	492
	Towa Corp.	22,438	489
	Strike Co. Ltd.	12,830	484

58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Zuken Inc.	12,535	483
	Mitsuuroko Group Holdings Co. Ltd.	40,200	481
	Pasona Group Inc.	17,220	481
	Carta Holdings Inc.	22,300	479
	Arcland Sakamoto Co. Ltd.	31,880	477
	Noritz Corp.	29,741	477
	Hirata Corp.	7,815	477
	United Arrows Ltd.	23,678	474
	Sanyo Chemical Industries Ltd.	9,552	473
	KYB Corp.	17,627	472
	Future Corp.	16,016	468
*	Leopalace21 Corp.	217,176	468
	Osaka Soda Co. Ltd.	18,419	468
	Aida Engineering Ltd.	51,234	465
	Japan Wool Textile Co. Ltd.	58,100	464
	Raiznext Corp.	42,823	463
	United Super Markets Holdings Inc.	50,735	463
	Chudenko Corp.	23,582	462
	Roland Corp.	11,200	461
	Nagaileben Co. Ltd.	22,383	460
	Nippon Ceramic Co. Ltd.	17,710	460
*,2	euglena Co. Ltd.	64,908	460
	Direct Marketing MiX Inc.	12,000	460
	Adastria Co. Ltd.	24,672	458
	Organo Corp.	7,193	457
	Nippon Signal Co. Ltd.	52,521	454
	Riso Kagaku Corp.	21,483	453
	Sanyo Denki Co. Ltd.	7,859	452
	Kaga Electronics Co. Ltd.	16,418	451
	Okamoto Industries Inc.	12,831	450
	Sekisui Jushi Corp.	24,171	450
[2]	Aruhi Corp.	38,721	449
	Retail Partners Co. Ltd.	42,200	441
	Ryosan Co. Ltd.	21,378	441
	Fuji Media Holdings Inc.	42,384	439
	Shinmaywa Industries Ltd.	53,729	439
	Riken Keiki Co. Ltd.	15,620	433
	Maxell Ltd.	35,902	432
	Tokyu Construction Co. Ltd.	60,880	430
	Yellow Hat Ltd.	26,366	430
	Pacific Industrial Co. Ltd.	41,992	428
	Saibu Gas Holdings Co. Ltd.	20,892	427
	Hyakujushi Bank Ltd.	32,678	423
	SKY Perfect JSAT Holdings Inc.	111,330	418
	HI-LEX Corp.	26,100	417
	Keihanshin Building Co. Ltd.	33,031	413
	Mitsui-Soko Holdings Co. Ltd.	20,500	411
		Shares	Market Value• ($000)
*	Curves Holdings Co. Ltd.	52,568	410
	Keiyo Bank Ltd.	104,953	409
	Nitta Corp.	17,811	408
	Yokowo Co. Ltd.	18,340	408
	Daiichi Jitsugyo Co. Ltd.	8,757	407
	WingArc1st Inc.	21,100	407
	FULLCAST Holdings Co. Ltd.	17,396	406
	Avex Inc.	29,555	404
	Maruzen Showa Unyu Co. Ltd.	13,238	404
	Belc Co. Ltd.	8,158	403
	Fukushima Galilei Co. Ltd.	10,148	403
	Link And Motivation Inc.	38,000	402
	Axial Retailing Inc.	12,534	399
	Shoei Foods Corp.	11,541	398
	gremz Inc.	17,300	398
	Nissan Shatai Co. Ltd.	55,910	397
	Arata Corp.	11,149	395
	Noritsu Koki Co. Ltd.	19,005	395
	Yuasa Trading Co. Ltd.	14,726	394
[2]	Insource Co. Ltd.	19,700	394
	Base Co. Ltd.	9,300	393
	Kanto Denka Kogyo Co. Ltd.	42,587	392
	Trancom Co. Ltd.	5,572	391
	Ringer Hut Co. Ltd.	20,098	390
	Mizuno Corp.	16,715	389
	Relia Inc.	37,706	386
	Weathernews Inc.	5,274	385
	Ricoh Leasing Co. Ltd.	12,137	385
	Nippon Koei Co. Ltd.	12,635	384
	Star Micronics Co. Ltd.	29,243	384
	Teikoku Sen-I Co. Ltd.	21,303	384
	Micronics Japan Co. Ltd.	28,947	383
	Exedy Corp.	25,663	382
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	381
	DyDo Group Holdings Inc.	7,959	379
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	379
	Hamakyorex Co. Ltd.	13,629	378
	SWCC Showa Holdings Co. Ltd.	19,399	378
	Restar Holdings Corp.	22,627	378
	Hokkoku Financial Holdings Inc.	21,684	378
	Optex Group Co. Ltd.	29,568	377
	Genky DrugStores Co. Ltd.	7,800	376
	Bell System24 Holdings Inc.	29,248	376
	Oiles Corp.	25,171	374
	Sakata INX Corp.	38,706	374
	Argo Graphics Inc.	13,300	370

59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nichi-iko Pharmaceutical Co. Ltd.	48,705	370
	Itochu Enex Co. Ltd.	41,788	369
	Konishi Co. Ltd.	23,680	368
	Plenus Co. Ltd.	21,590	368
	Nohmi Bosai Ltd.	20,000	367
	Shikoku Chemicals Corp.	29,844	367
	Nippon Kanzai Co. Ltd.	15,025	365
	Kanematsu Electronics Ltd.	11,145	364
	Nishio Rent All Co. Ltd.	14,733	364
	Nippon Television Holdings Inc.	33,762	364
	RS Technologies Co. Ltd.	6,700	364
	Chugoku Marine Paints Ltd.	46,736	362
	Fujibo Holdings Inc.	9,949	361
	Wakita & Co. Ltd.	39,899	361
	Nippon Road Co. Ltd.	4,974	360
	Toyo Tanso Co. Ltd.	13,235	360
	VT Holdings Co. Ltd.	80,194	359
	Kisoji Co. Ltd.	19,100	359
	Nitto Kogyo Corp.	24,077	358
	TOMONY Holdings Inc.	132,808	355
	Hiday Hidaka Corp.	24,749	354
	Matsuda Sangyo Co. Ltd.	11,843	354
	Ishihara Sangyo Kaisha Ltd.	32,039	353
	Iino Kaiun Kaisha Ltd.	72,895	352
	Koa Corp.	26,069	352
*	Matsuya Co. Ltd.	36,619	350
	Alpen Co. Ltd.	14,328	350
	Sanyo Special Steel Co. Ltd.	21,177	349
	Sinko Industries Ltd.	19,209	349
	Tsukishima Kikai Co. Ltd.	34,137	349
	Nippon Denko Co. Ltd.	107,376	347
	Takasago International Corp.	13,333	347
	Joshin Denki Co. Ltd.	16,614	346
	Nippon Carbon Co. Ltd.	8,951	346
	Mitsuboshi Belting Ltd.	19,401	345
[2]	Tokyo Electron Device Ltd.	5,672	344
	Senshu Ikeda Holdings Inc.	244,764	344
	Riso Kyoiku Co. Ltd.	82,000	343
[2]	Toa Corp.	15,618	343
	Toho Zinc Co. Ltd.	12,538	343
	J Trust Co. Ltd.	65,343	342
	Siix Corp.	30,836	342
	Doutor Nichires Holdings Co. Ltd.	23,871	342
	Broadleaf Co. Ltd.	71,326	342
	Infocom Corp.	17,815	342
	Fujicco Co. Ltd.	20,301	341
	Bank of Nagoya Ltd.	16,018	341
		Shares	Market Value• ($000)
	T-Gaia Corp.	19,004	339
	IDOM Inc.	49,353	338
	Toppan Forms Co. Ltd.	35,016	337
	ESPEC Corp.	16,612	337
	Taihei Dengyo Kaisha Ltd.	14,230	336
	Pressance Corp.	20,263	336
	Toyo Construction Co. Ltd.	66,670	334
	TechMatrix Corp.	21,000	333
	YAMABIKO Corp.	30,247	330
*	W-Scope Corp.	41,283	330
	METAWATER Co. Ltd.	19,496	330
	Furukawa Co. Ltd.	29,647	328
	Mitsubishi Shokuhin Co. Ltd.	12,735	328
	Nittetsu Mining Co. Ltd.	5,672	327
	Doshisha Co. Ltd.	20,797	326
	Obara Group Inc.	10,145	325
	Sakai Moving Service Co. Ltd.	7,859	324
	Zenrin Co. Ltd.	35,095	324
	Elan Corp.	30,000	324
	KFC Holdings Japan Ltd.	12,734	323
*	Nippon Chemi-Con Corp.	17,196	323
	Tsurumi Manufacturing Co. Ltd.	20,904	322
	Airtrip Corp.	9,500	322
	Nippon Thompson Co. Ltd.	62,394	321
	Seikagaku Corp.	36,422	321
	Tenma Corp.	13,434	320
	Uchida Yoko Co. Ltd.	7,559	320
	Hosokawa Micron Corp.	11,542	319
	Toho Titanium Co. Ltd.	30,250	319
	Fuji Co. Ltd.	18,016	318
	Belluna Co. Ltd.	45,177	317
	TPR Co. Ltd.	24,872	317
	Qol Holdings Co. Ltd.	21,327	317
	Hokuto Corp.	18,305	316
	Sintokogio Ltd.	48,078	316
	Tamron Co. Ltd.	13,427	316
	COLOPL Inc.	43,782	316
	Piolax Inc.	21,888	315
	Komori Corp.	48,087	314
*	Mitsui E&S Holdings Co. Ltd.	61,557	314
	Financial Products Group Co. Ltd.	54,318	314
	Yukiguni Maitake Co. Ltd.	25,000	314
	Chofu Seisakusho Co. Ltd.	17,311	313
*	Atrae Inc.	14,676	313
	Japan Pulp & Paper Co. Ltd.	9,249	312
[2]	V-Cube Inc.	20,628	312
	Modec Inc.	17,909	308
	Tokai Corp.	16,018	308
	Daiken Corp.	14,035	307

60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tokushu Tokai Paper Co. Ltd.	7,860	307
	Daikyonishikawa Corp.	50,945	306
	KeePer Technical Laboratory Co. Ltd.	10,626	306
	Nippon Yakin Kogyo Co. Ltd.	12,631	305
	Toho Bank Ltd.	169,750	304
	DKS Co. Ltd.	10,000	303
	Torii Pharmaceutical Co. Ltd.	11,642	302
	Yokohama Reito Co. Ltd.	39,527	302
	Tokyo Kiraboshi Financial Group Inc.	23,265	301
	V Technology Co. Ltd.	7,958	300
	ARTERIA Networks Corp.	21,200	299
*	Vision Inc.	22,313	299
	Aomori Bank Ltd.	17,210	297
	Asahi Diamond Industrial Co. Ltd.	48,160	296
	Ines Corp.	20,288	296
	Katakura Industries Co. Ltd.	19,501	296
	Union Tool Co.	8,756	296
	Alconix Corp.	19,620	296
	PAL GROUP Holdings Co. Ltd.	20,302	294
[2]	Kansai Super Market Ltd.	18,112	294
	Tachi-S Co. Ltd.	24,271	294
	Bando Chemical Industries Ltd.	37,903	293
	Oyo Corp.	19,102	293
	G-7 Holdings Inc.	16,000	293
	MEC Co. Ltd.	10,646	293
	Onward Holdings Co. Ltd.	97,959	290
	NS United Kaiun Kaisha Ltd.	9,155	288
	Shin-Etsu Polymer Co. Ltd.	31,932	288
	Marudai Food Co. Ltd.	19,196	286
	Konoike Transport Co. Ltd.	26,159	286
	Mimasu Semiconductor Industry Co. Ltd.	13,034	285
	Key Coffee Inc.	14,522	284
	Sinfonia Technology Co. Ltd.	24,678	284
	Daito Pharmaceutical Co. Ltd.	10,050	283
	TV Asahi Holdings Corp.	18,600	282
	Yondoshi Holdings Inc.	18,618	282
	Marusan Securities Co. Ltd.	53,329	281
	Valqua Ltd.	13,931	281
	Keiyo Co. Ltd.	38,414	280
*,2	Optim Corp.	17,782	280
		Shares	Market Value• ($000)
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	278
	Daikokutenbussan Co. Ltd.	4,877	278
	Eagle Industry Co. Ltd.	25,976	277
	Kurabo Industries Ltd.	16,604	277
	Fukui Bank Ltd.	21,296	275
	Sodick Co. Ltd.	35,114	271
	Pack Corp.	10,146	270
	Starzen Co. Ltd.	14,332	270
	Roland DG Corp.	10,246	269
	Hibiya Engineering Ltd.	15,995	269
	JAC Recruitment Co. Ltd.	13,734	269
	Inageya Co. Ltd.	22,165	268
	Hoosiers Holdings	43,400	268
	Daiwa Industries Ltd.	23,977	267
	Sanyo Electric Railway Co. Ltd.	15,123	266
	Miroku Jyoho Service Co. Ltd.	16,712	264
[2]	Rock Field Co. Ltd.	17,912	264
	J-Oil Mills Inc.	16,316	263
	Japan Transcity Corp.	49,476	263
	Bank of the Ryukyus Ltd.	39,342	262
*	Kappa Create Co. Ltd.	21,493	261
	Dai-Dan Co. Ltd.	12,369	260
	Computer Engineering & Consulting Ltd.	21,728	259
*	Aoyama Trading Co. Ltd.	37,582	258
	Shin Nippon Air Technologies Co. Ltd.	12,000	258
	San ju San Financial Group Inc.	21,073	258
	Koshidaka Holdings Co. Ltd.	42,168	258
	Nippon Rietec Co. Ltd.	18,500	258
	Ryobi Ltd.	24,477	257
	Enigmo Inc.	27,100	257
	Aichi Bank Ltd.	8,459	256
*	KNT-CT Holdings Co. Ltd.	17,349	255
	Mitsui DM Sugar Holdings Co. Ltd.	14,329	255
	Aichi Steel Corp.	10,847	253
	Unipres Corp.	31,020	253
	Ichikoh Industries Ltd.	50,744	252
	Pacific Metals Co. Ltd.	13,833	251
	JVCKenwood Corp.	145,475	251
	Sakai Chemical Industry Co. Ltd.	13,428	250
	Sinanen Holdings Co. Ltd.	8,160	250
	Tanseisha Co. Ltd.	30,449	250
	TOC Co. Ltd.	44,392	249

61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Arcland Service Holdings Co. Ltd.	12,536	249
	Geo Holdings Corp.	23,364	248
	Miyazaki Bank Ltd.	13,771	248
	Komatsu Matere Co. Ltd.	30,943	248
[2]	YA-MAN Ltd.	23,370	248
	Fujio Food Group Inc.	20,800	248
	I'll Inc.	16,700	248
	Sumitomo Densetsu Co. Ltd.	12,835	246
	Vector Inc.	21,694	246
	Meisei Industrial Co. Ltd.	40,984	244
	Medical Data Vision Co. Ltd.	18,726	242
*	Open Door Inc.	10,900	241
[2]	Tama Home Co. Ltd.	11,700	241
	Shinwa Co. Ltd.	12,349	240
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	240
	Furuno Electric Co. Ltd.	22,289	239
	Kyoei Steel Ltd.	19,402	239
	GMO GlobalSign Holdings KK	5,811	239
	Denyo Co. Ltd.	13,729	238
	Taki Chemical Co. Ltd.	4,300	238
	Maxvalu Tokai Co. Ltd.	10,400	238
	Riken Vitamin Co. Ltd.	14,428	237
	Sun Frontier Fudousan Co. Ltd.	25,204	237
	Takamatsu Construction Group Co. Ltd.	13,429	236
	Tonami Holdings Co. Ltd.	5,969	236
	Itochu-Shokuhin Co. Ltd.	5,076	235
	Anest Iwata Corp.	29,550	235
	Okabe Co. Ltd.	38,911	234
	Canon Electronics Inc.	16,916	233
	DKK Co. Ltd.	10,546	233
	Tosei Corp.	24,273	233
	Kyokuyo Co. Ltd.	8,657	232
	Nichiden Corp.	11,540	232
	Press Kogyo Co. Ltd.	79,693	232
	Sumitomo Seika Chemicals Co. Ltd.	8,159	232
	Shinko Shoji Co. Ltd.	28,830	232
	Nissei ASB Machine Co. Ltd.	7,063	231
	Tachibana Eletech Co. Ltd.	17,100	231
	Poletowin Pitcrew Holdings Inc.	25,600	231
	Sparx Group Co. Ltd.	88,900	231
	Aiphone Co. Ltd.	11,145	230
	Okuwa Co. Ltd.	23,977	230
	Melco Holdings Inc.	5,559	230
	Shindengen Electric Manufacturing Co. Ltd.	6,464	230
		Shares	Market Value• ($000)
	Hodogaya Chemical Co. Ltd.	5,373	229
	Matsuyafoods Holdings Co. Ltd.	7,163	229
*	Oriental Shiraishi Corp.	96,929	229
	Alpha Systems Inc.	5,967	228
	G-Tekt Corp.	18,104	226
	Digital Holdings Inc.	14,700	225
	Macromill Inc.	31,887	225
	JP-Holdings Inc.	100,445	224
	Sumida Corp.	19,355	224
	Mie Kotsu Group Holdings Inc.	51,136	224
	Chubu Shiryo Co. Ltd.	23,379	223
	Oita Bank Ltd.	14,029	223
	Yonex Co. Ltd.	33,828	223
	TSI Holdings Co. Ltd.	73,484	223
	WDB Holdings Co. Ltd.	7,076	223
	Media Do Co. Ltd.	5,930	223
	Ebase Co. Ltd.	33,400	223
	Tosho Co. Ltd.	12,931	222
	Aisan Industry Co. Ltd.	30,051	221
	Proto Corp.	17,900	221
	Shikoku Bank Ltd.	33,436	220
	Cawachi Ltd.	11,246	219
	Rheon Automatic Machinery Co. Ltd.	18,386	219
	Ehime Bank Ltd.	32,341	218
	Takara Leben Co. Ltd.	80,012	218
	Shin Nippon Biomedical Laboratories Ltd.	17,210	218
	Goldcrest Co. Ltd.	15,126	217
	Bank of Iwate Ltd.	15,124	217
	Futaba Corp.	31,735	216
	Mitsubishi Research Institute Inc.	5,771	216
[2]	Yamashin-Filter Corp.	35,599	216
	Fukui Computer Holdings Inc.	5,969	215
	Japan Medical Dynamic Marketing Inc.	11,155	214
	Daido Metal Co. Ltd.	39,634	213
	Stella Chemifa Corp.	8,459	212
	World Holdings Co. Ltd.	8,400	210
*	BrainPad Inc.	4,380	210
	Onoken Co. Ltd.	14,130	209
	EM Systems Co. Ltd.	31,500	209
	Enplas Corp.	7,851	208
	Futaba Industrial Co. Ltd.	53,129	208
	Riken Technos Corp.	43,193	208
	Sumitomo Riko Co. Ltd.	31,833	207
	JM Holdings Co. Ltd.	12,600	207
	Fujiya Co. Ltd.	9,951	206
	Kamei Corp.	20,196	206
	LEC Inc.	22,484	206
	Vital KSK Holdings Inc.	30,842	206
	CI Takiron Corp.	38,420	205

62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Akita Bank Ltd.	16,024	204
	AOKI Holdings Inc.	33,423	204
	Yamanashi Chuo Bank Ltd.	28,156	203
	Chiyoda Integre Co. Ltd.	10,546	202
	YAKUODO Holdings Co. Ltd.	9,552	202
[2]	SB Technology Corp.	7,300	201
	Nissin Sugar Co. Ltd.	13,400	200
	Hakuto Co. Ltd.	11,645	199
	Xebio Holdings Co. Ltd.	21,398	199
	Yamagata Bank Ltd.	27,958	199
	Ryoyo Electro Corp.	9,506	198
	Yurtec Corp.	33,551	197
	Toyo Corp.	20,795	197
	Kitanotatsujin Corp.	54,100	197
	Teikoku Electric Manufacturing Co. Ltd.	15,418	196
	CONEXIO Corp.	15,324	196
	Fukuda Corp.	4,776	194
	Icom Inc.	9,055	193
	Halows Co. Ltd.	7,861	193
	Toenec Corp.	6,568	193
	Yorozu Corp.	18,513	193
	Nichiban Co. Ltd.	11,800	192
	ES-Con Japan Ltd.	26,600	191
	World Co. Ltd.	15,500	190
	Ryoden Corp.	11,940	189
	Tekken Corp.	11,842	189
	Fudo Tetra Corp.	11,771	187
	Kyosan Electric Manufacturing Co. Ltd.	44,483	187
	Happinet Corp.	14,134	186
	Shibusawa Warehouse Co. Ltd.	9,556	186
	JDC Corp.	35,500	186
	FIDEA Holdings Co. Ltd.	17,890	185
	Nagatanien Holdings Co. Ltd.	10,048	184
	Tokyo Energy & Systems Inc.	18,910	184
	ZIGExN Co. Ltd.	51,600	184
	Studio Alice Co. Ltd.	9,656	183
	Nippon Coke & Engineering Co. Ltd.	136,722	183
	Sanoh Industrial Co. Ltd.	20,698	183
	Amuse Inc.	9,354	182
	CTS Co. Ltd.	25,891	181
	Riken Corp.	7,660	181
*	PIA Corp.	5,171	180
*	Iseki & Co. Ltd.	12,431	180
	Osaki Electric Co. Ltd.	36,610	180
	LIFULL Co. Ltd.	57,339	180
	Advan Group Co. Ltd.	20,987	179
	Hito Communications Holdings Inc.	9,253	179
*	Kintetsu Department Store Co. Ltd.	7,958	178
		Shares	Market Value• ($000)
	K&O Energy Group Inc.	12,436	178
	Nihon Chouzai Co. Ltd.	12,338	178
	Topy Industries Ltd.	16,918	177
	Nippon Parking Development Co. Ltd.	139,410	176
	Tayca Corp.	15,288	176
	Moriroku Holdings Co. Ltd.	10,200	175
	Gakken Holdings Co. Ltd.	17,812	174
	Ichiyoshi Securities Co. Ltd.	30,438	174
	Koatsu Gas Kogyo Co. Ltd.	25,873	174
	Feed One Co. Ltd.	26,468	174
	Marvelous Inc.	27,269	173
	Mitsuba Corp.	30,939	173
	Shinnihon Corp.	23,682	173
	Nichireki Co. Ltd.	14,600	173
	Grace Technology Inc.	18,742	172
	Aichi Corp.	24,182	171
	Kurimoto Ltd.	11,945	171
	BRONCO BILLY Co. Ltd.	8,059	171
	ASKA Pharmaceutical Holdings Co. Ltd.	19,704	171
	Dai Nippon Toryo Co. Ltd.	22,386	170
	France Bed Holdings Co. Ltd.	21,498	170
	Sankyo Seiko Co. Ltd.	33,535	170
	Optorun Co. Ltd.	8,400	170
	Arakawa Chemical Industries Ltd.	15,422	168
	Kenko Mayonnaise Co. Ltd.	12,438	167
*	Unitika Ltd.	52,343	167
[2]	Kamakura Shinsho Ltd.	20,500	166
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	165
	Kyodo Printing Co. Ltd.	7,165	165
	St. Marc Holdings Co. Ltd.	12,234	165
	Neturen Co. Ltd.	30,740	164
	Taiko Pharmaceutical Co. Ltd.	23,131	164
	Sankyo Tateyama Inc.	24,977	163
	CMK Corp.	42,981	162
	Cosel Co. Ltd.	19,897	162
	FAN Communications Inc.	40,603	161
	Rokko Butter Co. Ltd.	10,944	160
	Toyo Kanetsu KK	7,260	160
	Chori Co. Ltd.	9,952	159
	Nihon Nohyaku Co. Ltd.	33,681	158
	Tochigi Bank Ltd.	101,542	158
	SRA Holdings	6,168	158
*	KLab Inc.	28,264	158
	Krosaki Harima Corp.	3,781	157

63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nitto Kohki Co. Ltd.	9,450	157
	Oro Co. Ltd.	4,700	156
	Bank of Saga Ltd.	12,244	154
	MTI Ltd.	24,078	154
*	Sagami Holdings Corp.	17,211	154
	Yahagi Construction Co. Ltd.	22,986	154
	Fuso Pharmaceutical Industries Ltd.	6,867	153
	Tomoku Co. Ltd.	9,056	153
*,2	Japan Display Inc.	508,239	152
	JSP Corp.	11,248	151
	Kanaden Corp.	16,616	150
	Nissin Corp.	10,549	150
	Central Security Patrols Co. Ltd.	6,202	149
	Hochiki Corp.	13,600	149
	Nippon Sharyo Ltd.	8,068	149
	Towa Bank Ltd.	33,647	149
	Toa Corp. (XTKS)	20,697	148
*	Istyle Inc.	42,576	148
*	Fujita Kanko Inc.	6,965	147
	Elematec Corp.	14,728	147
	Hokkaido Gas Co. Ltd.	10,949	147
	ST Corp.	10,349	147
	Sanei Architecture Planning Co. Ltd.	9,400	147
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	146
	CAC Holdings Corp.	10,247	145
	Torishima Pump Manufacturing Co. Ltd.	18,601	144
	Seika Corp.	9,954	143
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	143
	Asahi Co. Ltd.	12,343	143
	Chiyoda Co. Ltd.	21,187	142
	Hisaka Works Ltd.	19,202	142
	Kawada Technologies Inc.	4,080	141
	Achilles Corp.	12,130	140
[2]	Sourcenext Corp.	77,200	139
	Ministop Co. Ltd.	11,444	139
	Shimizu Bank Ltd.	10,263	139
	Chuo Spring Co. Ltd.	15,928	138
*	WATAMI Co. Ltd.	15,818	137
	Furukawa Battery Co. Ltd.	9,763	136
[2]	Raccoon Holdings Inc.	9,747	136
	Maezawa Kyuso Industries Co. Ltd.	14,416	135
	Kyokuto Securities Co. Ltd.	20,100	135
	ASAHI YUKIZAI Corp.	11,044	133
	Foster Electric Co. Ltd.	18,598	133
	Fuji Pharma Co. Ltd.	13,730	132
	Yushin Precision Equipment Co. Ltd.	19,504	132
*	Akebono Brake Industry Co. Ltd.	64,876	131
		Shares	Market Value• ($000)
	Honeys Holdings Co. Ltd.	14,230	131
	Toa Oil Co. Ltd.	5,273	131
	Akatsuki Inc.	4,800	131
	Pronexus Inc.	13,931	130
	Chukyo Bank Ltd.	11,145	129
	Okura Industrial Co. Ltd.	6,964	129
	Taisei Lamick Co. Ltd.	5,274	127
	Fixstars Corp.	18,700	127
[2]	Tokyo Individualized Educational Institute Inc.	20,004	126
	Takaoka Toko Co. Ltd.	9,752	126
	I-PEX Inc.	6,966	125
	Ateam Inc.	8,657	125
	Japan Best Rescue System Co. Ltd.	12,400	125
	Hokkan Holdings Ltd.	9,355	124
	Mars Group Holdings Corp.	8,558	124
	Zuiko Corp.	16,128	124
	NEC Capital Solutions Ltd.	6,866	124
	Artnature Inc.	19,006	123
	Sekisui Kasei Co. Ltd.	24,382	122
	Nihon Tokushu Toryo Co. Ltd.	13,800	121
	Nihon Trim Co. Ltd.	3,879	119
	Wowow Inc.	5,849	119
*,2	OSAKA Titanium Technologies Co. Ltd.	17,314	119
*	Toho Co. Ltd.	8,659	116
*	Gurunavi Inc.	24,584	114
	Godo Steel Ltd.	8,458	112
*	Kourakuen Holdings Corp.	8,557	111
	Central Sports Co. Ltd.	5,146	110
	Tv Tokyo Holdings Corp.	5,674	108
*	RPA Holdings Inc.	28,222	108
	Aeon Fantasy Co. Ltd.	6,370	106
	Kojima Co. Ltd.	20,493	106
	CMIC Holdings Co. Ltd.	8,158	106
	Tsutsumi Jewelry Co. Ltd.	5,567	104
	Nisso Corp.	16,400	104
	Airport Facilities Co. Ltd.	19,815	101
	Ohara Inc.	8,300	101
*	TerraSky Co. Ltd.	5,090	98
*	FDK Corp.	10,764	97
	Osaka Steel Co. Ltd.	9,448	97
	Taiho Kogyo Co. Ltd.	13,235	93
	Ubicom Holdings Inc.	3,600	92
*	Tokyo Base Co. Ltd.	14,500	90
[2]	Inaba Seisakusho Co. Ltd.	7,463	88
	Chuetsu Pulp & Paper Co. Ltd.	8,359	86
	Shimojima Co. Ltd.	8,651	86
	Takihyo Co. Ltd.	5,276	83

64

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sac's Bar Holdings Inc.	17,116	83
*	COOKPAD Inc.	39,391	82
	Fibergate Inc.	6,726	81
	Corona Corp. Class A	9,840	79
	Daisyo Corp.	8,858	79
*,2	Jamco Corp.	9,155	79
	Cleanup Corp.	16,030	78
*	CHIMNEY Co. Ltd.	5,968	77
	Gecoss Corp.	9,850	74
	Takamiya Co. Ltd.	17,916	71
	Kanamic Network Co. Ltd.	13,200	70
	Linical Co. Ltd.	9,651	68
*	Gunosy Inc.	11,600	67
*	Right On Co. Ltd.	10,250	64
*,2	Heroz Inc.	3,000	51
*	Robot Home Inc.	16,182	40
	Nakayama Steel Works Ltd.	9,829	37
*,2	Laox Co. Ltd.	20,983	34
*	Edulab Inc.	2,100	30
[2]	GCA Corp.	1,700	21
			4,982,179
New Zealand (1.0%)
	Fisher & Paykel Healthcare Corp. Ltd.	579,681	12,987
*	Auckland International Airport Ltd.	1,216,250	6,971
	Spark New Zealand Ltd.	1,894,930	6,203
	Mainfreight Ltd.	75,340	4,855
	Contact Energy Ltd.	819,649	4,810
	Meridian Energy Ltd.	1,262,158	4,521
	Fletcher Building Ltd.	850,802	4,376
	Ryman Healthcare Ltd.	421,994	4,367
*,2	a2 Milk Co. Ltd.	752,201	3,543
	Mercury NZ Ltd.	698,473	3,072
	Infratil Ltd.	514,473	3,053
	Summerset Group Holdings Ltd.	241,873	2,516
	EBOS Group Ltd.	96,502	2,509
	Chorus Ltd.	463,818	2,118
	Goodman Property Trust	1,114,026	1,986
	SKYCITY Entertainment Group Ltd.	764,130	1,752
	Precinct Properties New Zealand Ltd.	1,415,110	1,694
	Freightways Ltd.	181,959	1,689
	Kiwi Property Group Ltd.	1,621,385	1,360
	Z Energy Ltd.	492,503	1,271
	Genesis Energy Ltd.	537,976	1,257
	Argosy Property Ltd.	859,658	962
*	Pushpay Holdings Ltd.	669,225	913
	Vital Healthcare Property Trust	399,090	838
	Arvida Group Ltd.	554,775	793
	Heartland Group Holdings Ltd.	469,922	791
	Oceania Healthcare Ltd.	746,193	748
		Shares	Market Value• ($000)
	Vector Ltd.	225,485	662
	Skellerup Holdings Ltd.	147,477	658
*	Pacific Edge Ltd.	607,092	640
*	Air New Zealand Ltd.	478,039	573
	Kathmandu Holdings Ltd.	483,336	551
*	Serko Ltd.	77,445	434
	Stride Property Group	238,443	407
	Scales Corp. Ltd.	99,647	383
*	Vista Group International Ltd.	179,170	325
*	Restaurant Brands New Zealand Ltd.	23,921	267
*	Tourism Holdings Ltd.	124,256	245
*	Synlait Milk Ltd.	89,863	232
*	SKY Network Television Ltd.	160,426	218
*	Arvida Group Ltd. Rights Exp.11/08/2021	84,440	9
			87,559
Singapore (2.8%)
	DBS Group Holdings Ltd.	1,819,213	42,511
	Oversea-Chinese Banking Corp. Ltd.	3,548,997	31,025
	United Overseas Bank Ltd.	1,303,590	25,913
	Singapore Telecommunications Ltd.	7,609,515	14,117
	Ascendas REIT	3,520,010	8,062
	CapitaLand Integrated Commercial Trust	4,865,571	7,748
	Wilmar International Ltd.	2,147,816	6,867
*	Capitaland Investment Ltd.	2,627,805	6,703
	Singapore Exchange Ltd.	845,818	6,070
	Keppel Corp. Ltd.	1,454,860	5,806
*	Singapore Airlines Ltd.	1,291,483	4,975
	Singapore Technologies Engineering Ltd.	1,563,030	4,439
	Mapletree Logistics Trust	2,951,329	4,426
	Mapletree Industrial Trust	1,896,121	3,871
	Venture Corp. Ltd.	263,816	3,685
	Mapletree Commercial Trust	2,254,137	3,646
	Genting Singapore Ltd.	6,045,494	3,496
	Frasers Logistics & Commercial Trust	2,648,756	2,983
	UOL Group Ltd.	509,897	2,735
	City Developments Ltd.	487,317	2,645
	ComfortDelGro Corp. Ltd.	2,129,304	2,468
[1]	Singapore Press Holdings Ltd.	1,644,257	2,434

65

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Suntec REIT	2,156,066	2,387
	NetLink NBN Trust	3,103,600	2,347
	Keppel DC REIT	1,321,778	2,340
*	SATS Ltd.	666,841	2,074
	Frasers Centrepoint Trust	1,131,943	2,024
	Mapletree North Asia Commercial Trust	2,293,700	1,738
	Keppel REIT	2,058,782	1,723
	Jardine Cycle & Carriage Ltd.	101,127	1,691
	Ascott Residence Trust	1,894,298	1,448
	Sembcorp Industries Ltd.	963,968	1,439
	Parkway Life REIT	406,654	1,406
	Keppel Infrastructure Trust	3,469,580	1,365
	Haw Par Corp. Ltd.	133,000	1,243
	Golden Agri-Resources Ltd.	6,053,150	1,187
	Hutchison Port Holdings Trust Class U	5,015,299	1,080
	Manulife US REIT	1,493,575	1,063
	CapitaLand China Trust	1,147,830	1,040
	iFAST Corp. Ltd.	159,400	1,025
*	Sembcorp Marine Ltd.	17,453,725	1,023
	Raffles Medical Group Ltd.	965,037	982
	Ascendas India Trust	914,200	944
	ESR-REIT	2,630,560	938
	ARA LOGOS Logistics Trust	1,380,343	923
[1]	SPH REIT	1,222,120	885
	Cromwell European REIT	283,680	866
	Starhill Global REIT	1,590,101	761
	CDL Hospitality Trusts	844,653	752
	Keppel Pacific Oak US REIT	907,400	721
	Olam International Ltd.	562,700	709
	Singapore Post Ltd.	1,389,029	675
	AIMS APAC REIT	631,400	674
	OUE Commercial REIT	1,875,216	625
	AEM Holdings Ltd.	197,400	615
	First Resources Ltd.	464,389	613
	StarHub Ltd.	601,070	553
	Far East Hospitality Trust	1,139,089	545
	Lendlease Global Commercial REIT	822,000	534
	Prime US REIT	603,753	522
	Wing Tai Holdings Ltd.	333,152	479
	Sabana Industrial REIT	1,319,259	426
	Sheng Siong Group Ltd.	398,299	420
	Nanofilm Technologies International Ltd.	144,700	406
		Shares	Market Value• ($000)
*	Thomson Medical Group Ltd.	6,192,700	391
	Riverstone Holdings Ltd.	565,500	361
*	SIA Engineering Co. Ltd.	214,009	345
	Frasers Hospitality Trust	713,300	254
*,1	Best World International Ltd.	259,100	249
	Lippo Malls Indonesia Retail Trust	5,016,496	208
	First REIT	947,408	186
	Asian Pay Television Trust	1,761,217	176
*	COSCO Shipping International Singapore Co. Ltd.	847,800	173
	Silverlake Axis Ltd.	702,936	167
	Bumitama Agri Ltd.	289,847	118
*	Yoma Strategic Holdings Ltd.	1,014,847	104
*,1	Eagle Hospitality Trust	700,500	96
*,1	Hyflux Ltd.	516,932	80
*,1,2	Ezra Holdings Ltd.	1,786,900	15
*,2	Ezion Holdings Ltd. Warrants Exp. 4/16/23	1,048,679	—
			244,759
South Korea (13.4%)
	Samsung Electronics Co. Ltd.	4,765,749	285,340
	NAVER Corp.	136,495	47,457
	Samsung Electronics Co. Ltd. Preference Shares	849,740	46,681
	SK Hynix Inc.	524,798	46,261
	LG Chem Ltd.	47,305	33,944
	Samsung SDI Co. Ltd.	53,205	33,569
	Kakao Corp.	277,191	29,821
	Hyundai Motor Co.	150,412	26,902
	Kia Corp.	259,317	18,923
	KB Financial Group Inc.	388,496	18,805
*	Celltrion Inc.	107,847	18,567
	POSCO	65,835	16,698
	Shinhan Financial Group Co. Ltd.	497,521	16,243
	Hyundai Mobis Co. Ltd.	64,474	13,937
*	SK Innovation Co. Ltd.	55,705	11,617
	Hana Financial Group Inc.	296,810	11,445
	LG Electronics Inc.	107,920	11,165
*,3	Samsung Biologics Co. Ltd.	13,727	10,226
	LG Household & Health Care Ltd.	9,273	9,281
	NCSoft Corp.	17,269	9,279
	Samsung C&T Corp.	86,222	8,442
*,2	HMM Co. Ltd.	355,340	8,130
	Samsung Electro-Mechanics Co. Ltd.	55,963	7,621

66

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	KT&G Corp.	108,018	7,503
	SK Inc.	31,984	6,675
	Samsung Fire & Marine Insurance Co. Ltd.	33,147	6,570
	LG Corp.	83,114	6,498
*,2	Doosan Heavy Industries & Construction Co. Ltd.	298,870	6,252
	Woori Financial Group Inc.	523,757	5,954
[1]	SK Telecom Co. Ltd.	22,295	5,903
*	Celltrion Healthcare Co. Ltd.	75,105	5,222
	Amorepacific Corp.	33,495	5,212
*	HYBE Co. Ltd.	17,757	5,101
	Korea Electric Power Corp.	259,971	5,037
	Korea Zinc Co. Ltd.	10,174	4,684
*	Korean Air Lines Co. Ltd.	178,951	4,666
	Samsung SDS Co. Ltd.	32,850	4,318
*	SK Bioscience Co. Ltd.	20,285	3,983
	Coway Co. Ltd.	57,751	3,916
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	44,208	3,909
*,2	LG Display Co. Ltd.	229,472	3,878
	Samsung Life Insurance Co. Ltd.	64,746	3,745
	S-Oil Corp.	41,839	3,661
	L&F Co. Ltd.	22,606	3,579
	POSCO Chemical Co. Ltd.	27,665	3,452
*	Samsung Engineering Co. Ltd.	159,431	3,391
*	Hanwha Solutions Corp.	95,963	3,367
*	HLB Inc.	90,088	3,244
*	Samsung Heavy Industries Co. Ltd.	582,435	3,183
	Hyundai Engineering & Construction Co. Ltd.	73,451	3,175
	Ecopro BM Co. Ltd.	8,790	3,090
	SKC Co. Ltd.	19,156	2,945
	E-MART Inc.	20,238	2,913
	Hyundai Steel Co.	76,178	2,912
	Korea Investment Holdings Co. Ltd.	38,927	2,911
	Lotte Chemical Corp.	14,985	2,882
*,2	Pearl Abyss Corp.	31,513	2,806
	Hyundai Motor Co. Preference Shares (XKRS)	33,392	2,805
	LG Uplus Corp.	227,779	2,803
	Hyundai Heavy Industries Holdings Co. Ltd.	51,572	2,796
	Hyundai Glovis Co. Ltd.	18,742	2,699
	Samsung Securities Co. Ltd.	66,205	2,691
		Shares	Market Value• ($000)
	Hankook Tire & Technology Co. Ltd.	75,512	2,675
	LG Innotek Co. Ltd.	14,778	2,656
	Kumho Petrochemical Co. Ltd.	17,905	2,635
	CJ CheilJedang Corp.	8,041	2,613
[2]	Wemade Co. Ltd.	16,623	2,601
*	Kangwon Land Inc.	109,102	2,596
	Yuhan Corp.	48,912	2,509
	Industrial Bank of Korea	258,841	2,450
	Mirae Asset Securities Co. Ltd.	323,951	2,417
*	F&F Co. Ltd.	3,164	2,363
	LG Chem Ltd. Preference Shares	7,177	2,357
	DB Insurance Co. Ltd.	46,136	2,345
	Hansol Chemical Co. Ltd.	8,175	2,307
	BNK Financial Group Inc.	299,906	2,261
	Orion Corp.Republic of Korea	22,045	2,230
	Hotel Shilla Co. Ltd.	28,900	2,165
	GS Engineering & Construction Corp.	59,101	2,097
	SK Chemicals Co. Ltd.	13,495	2,085
*	OCI Co. Ltd.	18,329	2,031
*	SK Biopharmaceuticals Co. Ltd.	24,899	2,016
	Hanon Systems	160,510	1,988
*	DL E&C Co. Ltd.	16,350	1,893
	GS Holdings Corp.	52,151	1,889
*	Hyosung Advanced Materials Corp.	3,056	1,867
*	Kakao Games Corp.	27,184	1,858
*,2	Celltrion Pharm Inc.	18,976	1,848
*	Mando Corp.	33,809	1,815
	DB HiTek Co. Ltd.	36,512	1,805
[3]	Netmarble Corp.	16,886	1,788
	Korea Aerospace Industries Ltd.	65,476	1,720
	Hanmi Pharm Co. Ltd.	7,492	1,694
[2]	Fila Holdings Corp.	52,818	1,683
*	Alteogen Inc.	27,796	1,665
	CJ ENM Co. Ltd.	10,514	1,590
	Iljin Materials Co. Ltd.	18,243	1,577
[2]	Hyosung TNC Corp.	3,022	1,554
[2]	Shinsegae Inc.	7,152	1,521
	Cheil Worldwide Inc.	74,357	1,519
*	Hyundai Rotem Co. Ltd.	76,492	1,481
[2]	Shin Poong Pharmaceutical Co. Ltd.	33,181	1,478
	Kolon Industries Inc.	19,129	1,464
	NH Investment & Securities Co. Ltd.	129,260	1,460
	SK Materials Co. Ltd.	4,439	1,453
	Meritz Fire & Marine Insurance Co. Ltd.	59,146	1,406

67

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	S-1 Corp.	19,688	1,404
	Hanwha Aerospace Co. Ltd.	36,042	1,392
	KCC Corp.	4,853	1,387
	Hyundai Marine & Fire Insurance Co. Ltd.	61,619	1,386
	DGB Financial Group Inc.	154,909	1,373
	LEENO Industrial Inc.	9,347	1,370
*	Eubiologics Co. Ltd.	32,622	1,336
[2]	Seegene Inc.	29,122	1,332
*,2	Doosan Fuel Cell Co. Ltd.	29,081	1,305
*	Hyundai Mipo Dockyard Co. Ltd.	20,050	1,304
*	SM Entertainment Co. Ltd.	19,336	1,303
[2]	Ecopro Co. Ltd.	15,092	1,298
	JYP Entertainment Corp.	28,675	1,290
	Green Cross Corp.	5,428	1,277
	LOTTE Fine Chemical Co. Ltd.	17,397	1,270
	Douzone Bizon Co. Ltd.	18,172	1,269
[2]	CS Wind Corp.	20,751	1,239
[2]	WONIK IPS Co. Ltd.	35,311	1,226
	AMOREPACIFIC Group	28,726	1,223
	Hanwha Corp.	42,028	1,210
	Meritz Securities Co. Ltd.	295,977	1,183
	Youngone Corp.	30,813	1,179
*	Ecopro HN Co. Ltd.	12,573	1,171
	KIWOOM Securities Co. Ltd.	12,685	1,144
	AfreecaTV Co. Ltd.	6,877	1,139
	JB Financial Group Co. Ltd.	147,513	1,121
	Hyundai Wia Corp.	15,369	1,110
	Com2uSCorp	9,965	1,098
	GS Retail Co. Ltd.	39,024	1,077
	Hyundai Department Store Co. Ltd.	14,983	1,064
	Osstem Implant Co. Ltd.	9,941	1,054
*,2	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,251	1,049
*	Genexine Inc.	18,598	1,046
	CJ Corp.	12,609	1,037
	Hyundai Elevator Co. Ltd.	24,932	1,035
*,2	KMW Co. Ltd.	29,091	1,028
	HDC Hyundai Development Co-Engineering & Construction Class E	46,785	1,026
	LG Electronics Inc. Preference Shares	18,591	1,023
	Pan Ocean Co. Ltd.	193,588	1,002
*	HLB Life Science Co. Ltd.	77,344	990
	Lotte Shopping Co. Ltd.	10,972	988
	LS Corp.	18,312	982
		Shares	Market Value• ($000)
	Koh Young Technology Inc.	60,761	960
*	Hugel Inc.	6,154	956
*	Korea Gas Corp.	25,017	950
	Chunbo Co. Ltd.	3,871	941
[2]	Hite Jinro Co. Ltd.	31,245	932
*	Hanjin Kal Corp.	19,759	927
	Samsung Card Co. Ltd.	31,402	922
	Soulbrain Co. Ltd.	4,096	919
	Posco International Corp.	48,810	909
*	CJ Logistics Corp.	7,437	904
*	Daewoo Engineering & Construction Co. Ltd.	167,792	898
	Dongsuh Cos. Inc.	30,224	892
*	GeneOne Life Science Inc.	41,447	891
	BGF retail Co. Ltd.	6,320	878
	Meritz Financial Group Inc.	30,549	874
[2]	LX Semicon Co. Ltd.	9,070	853
*	CosmoAM&T Co. Ltd.	23,529	851
	Daejoo Electronic Materials Co. Ltd.	9,462	851
*	Cosmax Inc.	7,847	835
[2]	Dongjin Semichem Co. Ltd.	27,658	833
	Eo Technics Co. Ltd.	8,913	822
*	Foosung Co. Ltd.	47,810	821
	Hanwha Systems Co. Ltd.	57,570	810
	Hanwha Life Insurance Co. Ltd.	269,756	804
	LS Electric Co. Ltd.	15,814	800
	LG Household & Health Care Ltd. Preference Shares	1,556	799
	Hanssem Co. Ltd.	9,165	798
*	Doosan Bobcat Inc.	24,398	797
	NongShim Co. Ltd.	3,280	795
*	Creative & Innovative System	50,111	792
	Dongkuk Steel Mill Co. Ltd.	53,712	784
	Solus Advanced Materials Co. Ltd.	10,994	777
*	Naturecell Co. Ltd.	45,572	773
	KEPCO Plant Service & Engineering Co. Ltd.	21,543	771
	Korean Reinsurance Co.	92,025	762
*	SOLUM Co. Ltd.	33,661	758
	Lotte Corp.	27,012	757
*,2	Paradise Co. Ltd.	49,997	746
	Chong Kun Dang Pharmaceutical Corp.	7,427	746
	MegaStudyEdu Co. Ltd.	11,052	728
	KEPCO Engineering & Construction Co. Inc.	11,866	720
[2]	Dawonsys Co. Ltd.	24,780	699
	Hyosung Corp.	7,858	696

68

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Mirae Asset Securities Co. Ltd. Preference Shares	163,465	678
	Hanmi Semiconductor Co. Ltd.	24,538	676
	SSANGYONG C&E Co. Ltd.	100,216	675
	Hanmi Science Co. Ltd.	13,807	671
	Green Cross Holdings Corp.	26,706	670
*	Hana Tour Service Inc.	9,300	665
*	Mezzion Pharma Co. Ltd.	4,914	660
	PharmaResearch Co. Ltd.	8,368	660
*	Hanall Biopharma Co. Ltd.	37,629	659
*,2	Hyundai Bioscience Co. Ltd.	32,639	659
*	Asiana Airlines Inc.	33,741	652
*	ST Pharm Co. Ltd.	8,669	650
	LOTTE REIT Co. Ltd.	133,315	646
*	NHN KCP Corp.	13,142	645
	SK Networks Co. Ltd.	147,072	641
*	Chabiotech Co. Ltd.	37,619	630
*	Next Science Co. Ltd.	39,750	627
	Innocean Worldwide Inc.	12,369	623
*	MedPacto Inc.	12,799	620
*	Hanjin Heavy Industries & Construction Co. Ltd.	75,504	619
*,2	LegoChem Biosciences Inc.	15,952	616
*	NHN Corp.	8,977	615
	NICE Information Service Co. Ltd.	36,118	611
*,2	Oscotec Inc.	23,786	610
*	Kumho Tire Co. Inc.	132,573	606
*	Helixmith Co. Ltd.	28,943	591
*,2	NKMax Co. Ltd.	26,054	583
*	YG Entertainment Inc.	9,618	580
	Kolmar Korea Co. Ltd.	15,152	579
*	Duk San Neolux Co. Ltd.	12,436	578
	Hyundai Motor Co. Preference Shares	6,845	573
*	Pharmicell Co. Ltd.	53,148	569
*	CJ CGV Co. Ltd.	20,767	568
	Daewoong Co. Ltd.	20,737	562
*	Medytox Inc.	4,351	559
*	Vaxcell-Bio Therapeutics Co. Ltd.	10,142	559
*,2	GemVax & Kael Co. Ltd.	34,864	557
	Daewoong Pharmaceutical Co. Ltd.	4,602	553
	DoubleUGames Co. Ltd.	10,014	550
		Shares	Market Value• ($000)
	SFA Engineering Corp.	18,068	546
*	Innox Advanced Materials Co. Ltd.	14,990	545
	DL Holdings Co. Ltd.	9,606	542
	Sebang Global Battery Co. Ltd.	7,694	541
	Zinus Inc.	8,071	541
	Samsung SDI Co. Ltd. Preference Shares	1,670	541
[2]	S&S Tech Corp.	16,782	530
	Ottogi Corp.	1,285	529
*,2	Sam Chun Dang Pharm Co. Ltd.	13,052	527
	LX International Corp.	22,569	526
[2]	Eugene Technology Co. Ltd.	13,794	526
*	Hyosung Chemical Corp.	2,114	524
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,435	520
*	Lotte Tour Development Co. Ltd.	29,908	516
	Poongsan Corp.	17,884	507
*	Hanwha Investment & Securities Co. Ltd.	106,248	505
*	Cellivery Therapeutics Inc.	11,764	504
	Samyang Holdings Corp.	5,670	500
	Park Systems Corp.	4,897	497
*	UniTest Inc.	19,384	491
*	Amicogen Inc.	17,718	490
	PI Advanced Materials Co. Ltd.	12,650	490
	Hyundai Autoever Corp.	4,871	488
	SIMMTECH Co. Ltd.	18,344	483
*,2	Ananti Inc.	42,383	481
	IS Dongseo Co. Ltd.	12,417	481
	Seoul Semiconductor Co. Ltd.	37,584	481
	Daeduck Electronics Co. Ltd.	32,323	476
	Korea Petrochemical Ind Co. Ltd.	2,990	475
*,2	Taihan Electric Wire Co. Ltd.	245,837	472
	Tokai Carbon Korea Co. Ltd.	4,410	472
	Doosan Co. Ltd.	5,309	470
	Nature Holdings Co. Ltd.	16,611	468
	Hyundai Greenfood Co. Ltd.	55,838	464
	Green Cross LabCell Corp.	5,592	464
	Taekwang Industrial Co. Ltd.	540	462
	Handsome Co. Ltd.	12,627	456
	Boryung Pharmaceutical Co. Ltd.	36,721	454

69

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[2]	RFHIC Corp.	16,829	453
	Daou Technology Inc.	22,517	450
	Daishin Securities Co. Ltd. Preference Shares	27,511	447
	Amorepacific Corp. Preference Shares	7,136	440
	Hanjin Transportation Co. Ltd.	14,714	438
	DongKook Pharmaceutical Co. Ltd.	22,809	438
	LIG Nex1 Co. Ltd.	10,928	438
	Mcnex Co. Ltd.	11,654	434
*	TY Holdings Co. Ltd.	18,650	434
*	Humasis Co. Ltd.	31,188	432
	Korea Electric Terminal Co. Ltd.	6,653	431
*	SFA Semicon Co. Ltd.	79,370	431
	KCC Glass Corp.	8,356	431
	Huchems Fine Chemical Corp.	18,895	428
*	Cellid Co. Ltd.	6,935	427
*	iNtRON Biotechnology Inc.	25,591	423
	Lotte Chilsung Beverage Co. Ltd.	3,376	422
*	ABLBio Inc.	23,008	422
	Bukwang Pharmaceutical Co. Ltd.	37,601	421
*	Eoflow Co. Ltd.	9,185	419
*	Studio Dragon Corp.	5,602	414
*	NEPES Corp.	13,723	413
*	Vidente Co. Ltd.	32,963	410
*,2	KH Vatec Co. Ltd.	19,694	408
[2]	Tesna Inc.	10,384	406
	Daishin Securities Co. Ltd.	22,679	405
	SL Corp.	14,372	405
	JR REIT XXVII	84,667	403
	Partron Co. Ltd.	49,414	397
	ESR Kendall Square REIT Co. Ltd.	68,066	397
*	Hyundai Construction Equipment Co. Ltd.	11,431	396
	Korea United Pharm Inc.	9,469	396
	SK Discovery Co. Ltd.	9,687	395
*	Hyundai Electric & Energy System Co. Ltd.	20,603	391
	Ahnlab Inc.	5,395	379
*	Eyegene Inc.	18,918	377
[2]	BH Co. Ltd.	23,385	376
	Hanwha Corp. Preference Shares	26,298	370
*,2	Hyundai Doosan Infracore Co. Ltd.	41,010	369
	Dentium Co. Ltd.	6,176	366
*,2	Enzychem Lifesciences Corp.	6,398	365
	Hankook & Co. Co. Ltd.	25,320	363
	Samwha Capacitor Co. Ltd.	7,443	363
		Shares	Market Value• ($000)
*,2	Ace Technologies Corp.	29,322	361
	L&C Bio Co. Ltd.	12,180	357
*,2	Webzen Inc.	15,384	356
*	Hyosung Heavy Industries Corp.	6,137	355
	Daesang Corp.	17,321	354
*	Shinsung E&G Co. Ltd.	173,262	351
*	OliX Pharmaceuticals Inc.	10,430	344
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	343
*	Jusung Engineering Co. Ltd.	35,485	342
*	DIO Corp.	10,429	337
	GOLFZON Co. Ltd.	2,753	334
	LX Hausys Ltd.	5,605	334
*	Korea Line Corp.	137,116	332
	Hanil Cement Co. Ltd.	20,020	332
*	Insun ENT Co. Ltd.	31,364	326
	Ilyang Pharmaceutical Co. Ltd.	12,745	325
*	Binex Co. Ltd.	22,811	324
*	Yungjin Pharmaceutical Co. Ltd.	80,680	324
*	CrystalGenomics Inc.	54,880	323
	Daea TI Co. Ltd.	56,219	319
	HDC Holdings Co. Ltd.	35,160	318
*	CMG Pharmaceutical Co. Ltd.	95,798	316
	Interpark Corp.	54,673	314
	SK Securities Co. Ltd.	373,367	314
	TES Co. Ltd.	13,707	314
[2]	Shinsegae International Inc.	2,180	314
	Hyundai Home Shopping Network Corp.	5,188	311
	Hansae Co. Ltd.	15,534	309
	Orion Holdings Corp.	22,426	307
	Young Poong Corp.	523	307
*	Krafton Inc.	764	307
*	LX Holdings Corp.	39,991	303
*	Modetour Network Inc.	13,449	298
	Posco ICT Co. Ltd.	51,039	293
	SNT Motiv Co. Ltd.	6,754	292
	Halla Holdings Corp.	6,651	291
*,2	G-treeBNT Co. Ltd.	20,748	291
*	Samsung Pharmaceutical Co. Ltd.	56,690	284
	Dong-A Socio Holdings Co. Ltd.	3,114	282
*	Lutronic Corp.	17,457	282
	Advanced Process Systems Corp.	13,743	279
	Yuanta Securities Korea Co. Ltd.	72,004	278
	KUMHOE&C Co. Ltd.	26,585	275

70

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Komipharm International Co. Ltd.	35,613	274
	Mirae Asset Life Insurance Co. Ltd.	75,034	274
	NICE Holdings Co. Ltd.	18,837	273
	Dong-A ST Co. Ltd.	4,366	273
	ITM Semiconductor Co. Ltd.	6,778	271
*	Hanwha General Insurance Co. Ltd.	69,810	270
	Tongyang Inc.	187,196	269
*,2	Kuk-il Paper Manufacturing Co. Ltd.	73,045	269
*	Cafe24 Corp.	10,798	267
*	Inscobee Inc.	94,801	266
*	KH Feelux Co. Ltd.	102,348	266
*	Gamevil Inc.	4,143	264
*	Medipost Co. Ltd.	13,210	258
	Dongwon Industries Co. Ltd.	1,318	257
	Huons Co. Ltd.	5,822	252
	LOTTE Himart Co. Ltd.	10,553	251
	Hyundai Bioland Co. Ltd.	14,601	250
	LF Corp.	15,869	249
*	Neowiz	11,060	249
*	Anterogen Co. Ltd.	4,910	247
	HS Industries Co. Ltd.	42,627	246
	Binggrae Co. Ltd.	5,135	245
	KISWIRE Ltd.	10,178	240
	KTB Investment & Securities Co. Ltd.	42,380	239
	JW Pharmaceutical Corp.	11,850	237
	Songwon Industrial Co. Ltd.	15,319	236
*	Hancom Inc.	13,741	236
*	Grand Korea Leisure Co. Ltd.	16,802	235
*	Sangsangin Co. Ltd.	29,855	229
*	Seojin System Co. Ltd.	7,612	225
	Seobu T&D	29,893	224
	SK Gas Ltd.	1,890	223
	Vieworks Co. Ltd.	6,552	222
	InBody Co. Ltd.	9,496	221
	INTOPS Co. Ltd.	11,060	221
	Cuckoo Homesys Co. Ltd.	5,915	221
	Huons Global Co. Ltd.	5,161	218
	i-SENS Inc.	7,553	217
	Namhae Chemical Corp.	18,726	215
	Jeil Pharmaceutical Co. Ltd.	7,294	212
	Seah Besteel Corp.	11,393	211
*	Solid Inc.	36,942	211
	Chongkundang Holdings Corp.	2,972	209
	Youlchon Chemical Co. Ltd.	10,925	206
*	S-MAC Co. Ltd.	207,309	206
		Shares	Market Value• ($000)
	Harim Holdings Co. Ltd.	24,651	204
	Sungwoo Hitech Co. Ltd.	39,271	203
	Youngone Holdings Co. Ltd.	4,977	200
	Namyang Dairy Products Co. Ltd.	504	198
	Dongwon F&B Co. Ltd.	1,109	195
	Kolon Corp.	6,437	195
	Nexen Tire Corp.	29,801	193
	Kwang Dong Pharmaceutical Co. Ltd.	28,923	192
	OptoElectronics Solutions Co. Ltd.	6,701	192
*,2	Telcon RF Pharmaceutical Inc.	65,678	191
*	STCUBE	26,847	190
	Hansol Paper Co. Ltd.	15,350	190
	Samchully Co. Ltd.	2,334	189
	Maeil Dairies Co. Ltd.	3,138	189
	KC Tech Co. Ltd.	9,680	187
	Eugene Investment & Securities Co. Ltd.	56,837	185
*	Namsun Aluminum Co. Ltd.	73,435	185
	CJ CheilJedang Corp. Preference Shares	1,096	182
	Tongyang Life Insurance Co. Ltd.	31,110	182
	Samyang Corp.	3,076	180
	iMarketKorea Inc.	19,079	180
*	Eutilex Co. Ltd.	8,376	180
[1]	Green Cross Cell Corp.	5,374	177
*	Aprogen pharmaceuticals Inc.	199,372	175
	Taeyoung Engineering & Construction Co. Ltd.	18,406	175
	ENF Technology Co. Ltd.	6,925	172
	Woongjin Thinkbig Co. Ltd.	59,387	170
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	1,249	170
	KISCO Corp.	21,795	168
*	Sambu Engineering & Construction Co. Ltd.	92,419	165
*	SCM Lifescience Co. Ltd.	9,630	165
	NS Shopping Co. Ltd.	13,483	161
	KC Co. Ltd.	8,089	159
*,2	Soulbrain Holdings Co. Ltd.	4,255	159
	ICD Co. Ltd.	14,626	157

71

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Wonik Holdings Co. Ltd.	34,924	156
	Lotte Confectionery Co. Ltd.	1,403	155
	Dae Han Flour Mills Co. Ltd.	1,098	154
	KT Skylife Co. Ltd.	17,601	153
*	Hansol Technics Co. Ltd.	26,180	152
*	Peptron Inc.	15,974	152
	SPC Samlip Co. Ltd.	2,283	150
	LG HelloVision Co. Ltd.	25,075	149
*	AbClon Inc.	10,799	149
	E1 Corp.	3,252	146
	Sung Kwang Bend Co. Ltd.	18,185	143
	Korea Asset In Trust Co. Ltd.	36,837	139
	Hankook Shell Oil Co. Ltd.	577	138
*	Lock&Lock Co. Ltd.	15,263	137
*	CJ Freshway Corp.	4,781	135
	Daeduck Co. Ltd.	21,369	134
*,1,2	SillaJen Inc.	48,243	132
	Eusu Holdings Co. Ltd.	25,616	131
	Humedix Co. Ltd.	5,513	131
*	Dongsung Pharmaceutical Co. Ltd.	17,023	130
	Toptec Co. Ltd.	17,206	129
	TK Corp.	12,480	126
	Byucksan Corp.	39,891	125
	Kyobo Securities Co. Ltd.	16,417	124
*	Interflex Co. Ltd.	11,070	123
	DB Financial Investment Co. Ltd.	19,746	120
	Kolmar Korea Holdings Co. Ltd.	5,952	118
	BGF Co. Ltd.	24,184	115
*	Able C&C Co. Ltd.	17,353	114
	Hyundai Corp.	7,187	113
	Cuckoo Holdings Co. Ltd.	5,760	111
	Muhak Co. Ltd.	13,199	110
	AK Holdings Inc.	4,810	109
	Hanil Holdings Co. Ltd.	9,090	109
	Hyundai Livart Furniture Co. Ltd.	7,935	108
	Lotte Food Co. Ltd.	327	107
	Aekyung Industrial Co. Ltd.	5,626	107
[2]	F&F Holdings Co. Ltd.	3,178	106
*	SBS Media Holdings Co. Ltd.	60,070	106
	SNT Dynamics Co. Ltd.	12,792	102
	Hansol Holdings Co. Ltd.	30,188	98
		Shares	Market Value• ($000)
*	CUROCOM Co. Ltd.	79,337	95
	Sam Young Electronics Co. Ltd.	8,881	92
	Cell Biotech Co. Ltd.	5,861	90
	Daekyo Co. Ltd.	24,343	90
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	89
	Samsung Electronics Co. Ltd. GDR (Registered)	58	87
*	Sindoh Co. Ltd.	3,064	86
*	Coreana Cosmetics Co. Ltd.	22,740	83
*	Homecast Co. Ltd.	27,476	73
*	KakaoBank Corp.	1,055	57
*,1	Y2 Solution Co. Ltd.	48,272	50
*	Enzychem Lifesciences Rights Exp.12/17/2021	3,892	33
*	GeneOne Life Science Inc. Rights Exp. 11/25/2021	5,073	16
			1,171,282
Total Common Stocks (Cost $7,966,363)			8,671,714
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.070% (Cost $96,343)	963,434	96,343
Total Investments (100.5%) (Cost $8,062,706)			8,768,057
Other Assets and Liabilities—Net (-0.5%)			(43,871)
Net Assets (100%)			8,724,186
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,265,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $42,476,000, representing 0.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $84,401,000 was received for securities on loan, of which $82,471,000 is held in Vanguard Market Liquidity Fund and $1,930,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

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Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	December 2021	110	9,134	(504)
S&P ASX 200 Index	December 2021	93	12,733	(73)
Topix Index	December 2021	189	33,041	(1,051)
				(1,628)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	12/15/21	AUD	11,533	USD	8,349	329	—
Bank of America, N.A.	12/15/21	AUD	8,050	USD	5,942	115	—
Royal Bank of Canada	12/15/21	JPY	3,836,822	USD	34,949	—	(1,268)
Morgan Stanley Capital Services Inc.	12/15/21	KRW	6,260,758	USD	5,359	—	(7)
Morgan Stanley Capital Services Inc.	12/15/21	USD	7,969	AUD	10,762	—	(127)
UBS AG	12/15/21	USD	16,968	JPY	1,923,207	85	—
BNP Paribas	12/15/21	USD	10,756	JPY	1,197,924	240	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	6,893	JPY	785,014	1	—
						770	(1,402)
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
73

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,966,363)	8,671,714
Affiliated Issuers (Cost $96,343)	96,343
Total Investments in Securities	8,768,057
Investment in Vanguard	299
Cash	9,136
Cash Collateral Pledged—Futures Contracts	3,117
Cash Collateral Pledged—Forward Currency Contracts	1,080
Foreign Currency, at Value (Cost $5,600)	5,592
Receivables for Accrued Income	40,891
Receivables for Capital Shares Issued	370
Unrealized Appreciation—Forward Currency Contracts	770
Other Assets	1,563
Total Assets	8,830,875
Liabilities
Payables for Investment Securities Purchased	14,165
Collateral for Securities on Loan	84,401
Payables for Capital Shares Redeemed	5,826
Payables to Vanguard	336
Variation Margin Payable—Futures Contracts	559
Unrealized Depreciation—Forward Currency Contracts	1,402
Total Liabilities	106,689
Net Assets	8,724,186
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Pacific Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	8,226,745
Total Distributable Earnings (Loss)	497,441
Net Assets	8,724,186

Investor Shares—Net Assets
Applicable to 781,338 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,032
Net Asset Value Per Share—Investor Shares	$15.40

ETF Shares—Net Assets
Applicable to 67,607,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,462,828
Net Asset Value Per Share—ETF Shares	$80.80

Admiral Shares—Net Assets
Applicable to 28,354,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,833,741
Net Asset Value Per Share—Admiral Shares	$99.94

Institutional Shares—Net Assets
Applicable to 27,178,806 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	415,585
Net Asset Value Per Share—Institutional Shares	$15.29

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends[1]	211,109
Interest[2]	20
Securities Lending—Net	1,088
Total Income	212,217
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,274
Management and Administrative—Investor Shares	25
Management and Administrative—ETF Shares	2,635
Management and Administrative—Admiral Shares	2,096
Management and Administrative—Institutional Shares	224
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	137
Marketing and Distribution—Admiral Shares	72
Marketing and Distribution—Institutional Shares	9
Custodian Fees	578
Auditing Fees	52
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	192
Shareholders’ Reports—Admiral Shares	24
Shareholders’ Reports—Institutional Shares	18
Trustees’ Fees and Expenses	3
Total Expenses	7,340
Net Investment Income	204,877
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(23,493)
Futures Contracts	16,216
Forward Currency Contracts	(1,966)
Foreign Currencies	(209)
Realized Net Gain (Loss)	(9,452)
76

Pacific Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,285,463
Futures Contracts	(309)
Forward Currency Contracts	(420)
Foreign Currencies	(1,125)
Change in Unrealized Appreciation (Depreciation)	1,283,609
Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,034
1	Dividends are net of foreign withholding taxes of $16,589,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $63,561,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	204,877	151,374
Realized Net Gain (Loss)	(9,452)	(108,322)
Change in Unrealized Appreciation (Depreciation)	1,283,609	(58,157)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,479,034	(15,105)
Distributions
Investor Shares	(265)	(244)
ETF Shares	(116,979)	(89,477)
Admiral Shares	(65,199)	(57,428)
Institutional Shares	(10,274)	(10,826)
Total Distributions	(192,717)	(157,975)
Capital Share Transactions
Investor Shares	241	(1,158)
ETF Shares	1,097,611	14,284
Admiral Shares	89,575	(145,559)
Institutional Shares	(68,312)	(96,202)
Net Increase (Decrease) from Capital Share Transactions	1,119,115	(228,635)
Total Increase (Decrease)	2,405,432	(401,715)
Net Assets
Beginning of Period	6,318,754	6,720,469
End of Period	8,724,186	6,318,754

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.79	$13.01	$12.24	$13.56	$11.42
Investment Operations
Net Investment Income[1]	.349	.283	.309	.347	.295
Net Realized and Unrealized Gain (Loss) on Investments	2.600	(.209)	.801	(1.336)	2.141
Total from Investment Operations	2.949	.074	1.110	(.989)	2.436
Distributions
Dividends from Net Investment Income	(.339)	(.294)	(.340)	(.331)	(.296)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.339)	(.294)	(.340)	(.331)	(.296)
Net Asset Value, End of Period	$15.40	$12.79	$13.01	$12.24	$13.56
Total Return[2]	23.09%	0.52%	9.39%	-7.53%	21.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$10	$11	$225	$296
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.23%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.28%	2.50%	2.51%	2.44%
Portfolio Turnover Rate[3]	5%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$67.11	$68.25	$64.24	$71.13	$59.92
Investment Operations
Net Investment Income[1]	1.993	1.577	1.823	1.895	1.677
Net Realized and Unrealized Gain (Loss) on Investments	13.594	(1.091)	4.071	(6.940)	11.195
Total from Investment Operations	15.587	.486	5.894	(5.045)	12.872
Distributions
Dividends from Net Investment Income	(1.897)	(1.626)	(1.884)	(1.845)	(1.662)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.897)	(1.626)	(1.884)	(1.845)	(1.662)
Net Asset Value, End of Period	$80.80	$67.11	$68.25	$64.24	$71.13
Total Return	23.27%	0.68%	9.53%	-7.34%	21.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,463	$3,630	$3,708	$3,927	$5,015
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.42%	2.80%	2.65%	2.60%
Portfolio Turnover Rate[2]	5%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$83.00	$84.41	$79.43	$87.97	$74.10
Investment Operations
Net Investment Income[1]	2.399	1.938	2.251	2.360	2.049
Net Realized and Unrealized Gain (Loss) on Investments	16.866	(1.354)	5.031	(8.618)	13.876
Total from Investment Operations	19.265	.584	7.282	(6.258)	15.925
Distributions
Dividends from Net Investment Income	(2.325)	(1.994)	(2.302)	(2.282)	(2.055)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.325)	(1.994)	(2.302)	(2.282)	(2.055)
Net Asset Value, End of Period	$99.94	$83.00	$84.41	$79.43	$87.97
Total Return[2]	23.25%	0.66%	9.50%	-7.36%	21.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,834	$2,279	$2,493	$2,202	$2,388
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.40%	2.80%	2.64%	2.60%
Portfolio Turnover Rate[3]	5%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.70	$12.91	$12.15	$13.46	$11.34
Investment Operations
Net Investment Income[1]	.366	.296	.346	.364	.320
Net Realized and Unrealized Gain (Loss) on Investments	2.582	(.199)	.770	(1.323)	2.118
Total from Investment Operations	2.948	.097	1.116	(.959)	2.438
Distributions
Dividends from Net Investment Income	(.358)	(.307)	(.356)	(.351)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.358)	(.307)	(.356)	(.351)	(.318)
Net Asset Value, End of Period	$15.29	$12.70	$12.91	$12.15	$13.46
Total Return	23.25%	0.72%	9.51%	-7.37%	21.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$416	$400	$508	$443	$408
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.40%	2.81%	2.66%	2.62%
Portfolio Turnover Rate[2]	5%	4%	4%	4%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2021, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country's social, political, and economic conditions.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in
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Pacific Stock Index Fund
the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Pacific Stock Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds
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Pacific Stock Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $299,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
86

Pacific Stock Index Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	8,610,218	61,496	8,671,714
Temporary Cash Investments	96,343	—	—	96,343
Total	96,343	8,610,218	61,496	8,768,057
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	770	—	770
Liabilities
Futures Contracts[1]	1,628	—	—	1,628
Forward Currency Contracts	—	1,402	—	1,402
Total	1,628	1,402	—	3,030
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	770	770
Total Assets	—	770	770

Unrealized Depreciation—Futures Contracts[1]	1,628	—	1,628
Unrealized Depreciation—Forward Currency Contracts	—	1,402	1,402
Total Liabilities	1,628	1,402	3,030
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
87

Pacific Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	16,216	—	16,216
Forward Currency Contracts	—	(1,966)	(1,966)
Realized Net Gain (Loss) on Derivatives	16,216	(1,966)	14,250
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(309)	—	(309)
Forward Currency Contracts	—	(420)	(420)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(309)	(420)	(729)
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	62,665
Total Distributable Earnings (Loss)	(62,665)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	133,889
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(242,473)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	606,025
88

Pacific Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	192,717	157,975
Long-Term Capital Gains	—	—
Total	192,717	157,975
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,159,651
Gross Unrealized Appreciation	2,244,238
Gross Unrealized Depreciation	(1,637,462)
Net Unrealized Appreciation (Depreciation)	606,776
F.	During the year ended October 31, 2021, the fund purchased $1,679,156,000 of investment securities and sold $538,741,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,032,900,000 and $145,281,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,019	131	1,916	152
Issued in Lieu of Cash Distributions	265	17	244	19
Redeemed[1]	(2,043)	(132)	(3,318)	(265)
Net Increase (Decrease)—Investor Shares	241	16	(1,158)	(94)
ETF Shares
Issued	1,267,655	15,614	352,731	5,463
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(170,044)	(2,100)	(338,447)	(5,700)
Net Increase (Decrease)—ETF Shares	1,097,611	13,514	14,284	(237)
89

Pacific Stock Index Fund
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued[1]	354,619	3,543	269,792	3,400
Issued in Lieu of Cash Distributions	52,662	529	46,110	544
Redeemed	(317,706)	(3,175)	(461,461)	(6,021)
Net Increase (Decrease)—Admiral Shares	89,575	897	(145,559)	(2,077)
Institutional Shares
Issued	70,526	4,592	43,105	3,713
Issued in Lieu of Cash Distributions	8,184	539	7,616	588
Redeemed	(147,022)	(9,454)	(146,923)	(12,139)
Net Increase (Decrease)—Institutional Shares	(68,312)	(4,323)	(96,202)	(7,838)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 151 and 23 shares, respectively, in the amount of $2,000 from the conversion during the year ended October 31, 2020.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
90

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
91

Special 2021 tax information (unaudited) for Vanguard European Stock Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $593,798,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $803,017,000 and foreign taxes paid of $38,996,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.

Special 2021 tax information (unaudited) for Vanguard Pacific Stock Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $156,106,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $227,621,000 and foreign taxes paid of $16,471,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
92

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q720 122021

Annual Report   |   October 31, 2021
Vanguard Total World Stock Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, Vanguard Total World Stock Index Fund returned 37.99% for ETF Shares (based on net asset value), 37.98% for Admiral Shares, and 37.97% for Institutional Shares. Its benchmark index, the FTSE Global All Cap Index, returned 38.26%.
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers was also key to the rebound.
•	U.S. stocks, which make up more than half the index’s assets, contributed nearly a quarter of its return. Europe had a solid showing, led by the U.K. and France. Among Pacific region stocks, Japan contributed most. In emerging markets, China, one of the few with a negative return for the period, detracted.
•	All sectors contributed positively to the index return. Technology, the largest sector in the index at more than 20%, industrials, and financials contributed most. Utilities, telecommunications, and consumer staples brought up the rear.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,066.20	$0.31
Admiral™ Shares	1,000.00	1,066.20	0.52
Institutional Shares	1,000.00	1,066.10	0.42
Based on Hypothetical 5% Yearly Return
Total World Stock Index Fund
ETF Shares	$1,000.00	$1,024.90	$0.31
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.06% for ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Total World Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total World Stock Index Fund ETF Shares Net Asset Value	37.99%	14.88%	11.68%	$30,187
Total World Stock Index Fund ETF Shares Market Price	37.95	14.89	11.68	30,187
Spliced Total World Stock Index	38.26	14.93	11.67	30,162
Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
Total World Stock Index Fund Admiral Shares	37.98%	18.84%	$16,015
Spliced Total World Stock Index	38.26	18.86	16,025
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

Total World Stock Index Fund
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total World Stock Index Fund Institutional Shares	37.97%	14.88%	11.69%	$15,100,407
Spliced Total World Stock Index	38.26	14.93	11.67	15,081,078
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
Total World Stock Index Fund ETF Shares Market Price	37.95%	100.20%	201.87%
Total World Stock Index Fund ETF Shares Net Asset Value	37.99	100.09	201.87
Spliced Total World Stock Index	38.26	100.54	201.62
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

Total World Stock Index Fund
Fund Allocation
As of October 31, 2021
United States	59.3%
Japan	6.3
United Kingdom	3.9
China	3.7
Canada	2.9
France	2.5
Switzerland	2.3
Germany	2.2
Australia	2.0
Taiwan	1.9
India	1.5
South Korea	1.5
Netherlands	1.2
Sweden	1.1
Other	7.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Total World Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Argentina (0.1%)
*	MercadoLibre Inc.	19,950	29,546
Australia (2.0%)
	Commonwealth Bank of Australia	743,633	58,942
	CSL Ltd.	198,652	45,201
	BHP Group Ltd.	1,291,553	35,475
	National Australia Bank Ltd.	1,436,221	31,226
	Westpac Banking Corp.	1,596,165	31,054
	Australia & New Zealand Banking Group Ltd.	1,238,430	26,354
[1]	Macquarie Group Ltd.	146,130	21,573
	Wesfarmers Ltd.	495,218	21,426
	Woolworths Group Ltd.	521,990	15,036
	Transurban Group (XASX)	1,333,889	13,591
	Goodman Group	796,657	13,190
	Rio Tinto Ltd.	164,814	11,292
	Aristocrat Leisure Ltd.	294,345	10,439
*	Afterpay Ltd.	97,472	9,030
	James Hardie Industries plc GDR	195,261	7,671
	Amcor plc GDR	616,478	7,461
	Woodside Petroleum Ltd.	424,799	7,426
	Fortescue Metals Group Ltd.	705,572	7,352
	Coles Group Ltd.	561,253	7,273
	Newcrest Mining Ltd.	360,653	6,757
	Sonic Healthcare Ltd.	212,156	6,438
*	Xero Ltd.	55,449	6,322
	QBE Insurance Group Ltd.	651,107	5,830
	South32 Ltd.	2,105,487	5,680
	ASX Ltd.	86,713	5,453
	Scentre Group	2,305,749	5,259
	Telstra Corp. Ltd.	1,794,042	5,186
	Suncorp Group Ltd.	569,247	5,037
	Brambles Ltd.	644,383	4,889
		Shares	Market Value• ($000)
	Cochlear Ltd.	28,836	4,823
	Santos Ltd.	792,202	4,160
	Ramsay Health Care Ltd.	76,349	4,081
	Dexus Industria REIT (XASX)	492,630	4,041
	Insurance Australia Group Ltd.	1,096,802	3,974
	SEEK Ltd.	154,291	3,835
	Stockland	1,083,626	3,735
	Mirvac Group	1,694,883	3,617
*	Sydney Airport	559,754	3,471
	BlueScope Steel Ltd.	216,750	3,387
	Computershare Ltd. (XASX)	237,547	3,380
	Tabcorp Holdings Ltd.	895,469	3,372
	Northern Star Resources Ltd.	479,859	3,322
	GPT Group	825,661	3,223
	APA Group	499,697	3,100
	Medibank Pvt Ltd.	1,189,065	2,988
	Oil Search Ltd.	920,514	2,982
	Origin Energy Ltd.	776,728	2,975
	Endeavour Group Ltd.	546,885	2,810
	REA Group Ltd.	22,291	2,705
	OZ Minerals Ltd.	139,746	2,658
	Domino's Pizza Enterprises Ltd.	25,781	2,645
	Treasury Wine Estates Ltd.	301,339	2,629
	Charter Hall Group	197,787	2,595
	Lendlease Corp. Ltd.	295,818	2,344
	Ampol Ltd.	97,212	2,249
	carsales.com Ltd.	119,852	2,243
	IDP Education Ltd.	78,080	2,209
	Orica Ltd.	190,871	2,191
*	Lynas Rare Earths Ltd.	376,236	2,099
	Vicinity Centres	1,529,058	1,997
	ALS Ltd.	194,346	1,949
	Atlas Arteria Ltd.	412,378	1,938
	Aurizon Holdings Ltd.	748,612	1,909
	IGO Ltd.	259,904	1,903
*	Pilbara Minerals Ltd.	1,134,829	1,903
7

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Evolution Mining Ltd.	696,093	1,890
	Bank of Queensland Ltd.	276,477	1,841
	Incitec Pivot Ltd.	805,575	1,823
	Reece Ltd.	120,197	1,823
*	NEXTDC Ltd.	197,602	1,764
	Mineral Resources Ltd.	59,949	1,762
	JB Hi-Fi Ltd.	46,042	1,758
	Qube Holdings Ltd.	701,277	1,694
	Magellan Financial Group Ltd.	63,679	1,675
*	Orocobre Ltd.	246,823	1,667
	Alumina Ltd.	1,085,401	1,640
	Bendigo & Adelaide Bank Ltd.	216,950	1,520
	Challenger Ltd.	286,194	1,503
	Reliance Worldwide Corp. Ltd.	340,729	1,498
	AusNet Services Ltd.	804,413	1,496
	WiseTech Global Ltd.	36,654	1,429
	Metcash Ltd.	459,054	1,415
	Downer EDI Ltd.	282,253	1,349
	Steadfast Group Ltd.	372,228	1,310
	Altium Ltd.	46,309	1,290
*	Qantas Airways Ltd.	316,007	1,280
	Worley Ltd.	154,268	1,268
	Breville Group Ltd.	56,460	1,257
	Ansell Ltd.	52,288	1,252
	Nine Entertainment Co. Holdings Ltd.	583,917	1,223
	Iluka Resources Ltd.	166,896	1,191
	AGL Energy Ltd.	270,059	1,165
*	AMP Ltd.	1,407,066	1,151
	Bapcor Ltd.	182,563	1,101
*	Crown Resorts Ltd.	144,921	1,092
	Cleanaway Waste Management Ltd.	536,684	1,091
	Eagers Automotive Ltd.	96,272	1,082
	ARB Corp. Ltd.	27,604	1,017
*	Star Entertainment Grp Ltd.	355,799	989
	Harvey Norman Holdings Ltd.	257,527	966
*	Uniti Group Ltd.	313,036	965
	Washington H Soul Pattinson & Co. Ltd.	39,134	964
*,2	Flight Centre Travel Group Ltd.	62,838	951
	nib holdings Ltd.	188,364	948
	CSR Ltd.	209,804	942
*	Zip Co. Ltd.	190,478	941
*	Boral Ltd.	190,362	918
	Seven Group Holdings Ltd.	56,072	916
	Orora Ltd.	363,449	909
	National Storage REIT	492,135	891
	Premier Investments Ltd.	37,922	880
		Shares	Market Value• ($000)
	Shopping Centres Australasia Property Group	414,143	870
	Charter Hall Long Wale REIT	231,263	848
	Pendal Group Ltd.	164,721	833
	IOOF Holdings Ltd.	266,536	825
*	Imugene Ltd.	2,147,192	808
	Healius Ltd.	218,206	799
*,2	Webjet Ltd.	165,898	794
*	Whitehaven Coal Ltd.	387,232	766
*	Corporate Travel Management Ltd.	40,888	758
	Amcor plc	62,832	758
	Lifestyle Communities Ltd.	45,419	750
*	Chalice Mining Ltd.	148,710	750
*	Liontown Resources Ltd.	519,977	750
*	Perseus Mining Ltd.	627,347	744
	Pro Medicus Ltd.	18,192	735
	Link Administration Holdings Ltd.	220,381	726
	Centuria Capital Group	298,615	726
	Ingenia Communities Group	144,484	714
	Perpetual Ltd.	24,597	703
	Waypoint REIT	340,272	702
	Sims Ltd.	64,418	701
	Beach Energy Ltd.	664,200	698
*	Megaport Ltd.	51,207	693
	Super Retail Group Ltd.	70,173	688
	TPG Telecom Ltd.	132,802	678
*	PointsBet Holdings Ltd.	105,113	660
	IRESS Ltd.	70,695	644
*	Paladin Energy Ltd.	941,119	625
	BWP Trust	194,745	624
	AUB Group Ltd.	37,702	621
	Arena REIT	182,201	620
	Charter Hall Social Infrastructure REIT	213,949	616
[3]	Viva Energy Group Ltd.	338,136	596
	Abacus Property Group	210,172	568
	Charter Hall Retail REIT	182,119	565
*	Champion Iron Ltd.	168,071	561
	Deterra Royalties Ltd.	189,302	557
	Centuria Industrial REIT	201,668	556
	Technology One Ltd.	59,623	554
	Elders Ltd.	60,037	545
	Sandfire Resources Ltd. (XASX)	127,922	539
	InvoCare Ltd.	61,718	529
	Rural Funds Group	248,430	522
	CIMIC Group Ltd.	34,447	519
	Blackmores Ltd.	7,151	510
*	Nufarm Ltd.	154,478	509

8

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Credit Corp. Group Ltd.	21,268	506
	Bega Cheese Ltd.	122,457	502
	Clinuvel Pharmaceuticals Ltd.	16,708	490
*	EVENT Hospitality and Entertainment Ltd.	39,152	485
*,3	Life360 Inc. GDR	58,318	483
[2]	HUB24 Ltd.	19,929	479
	Collins Foods Ltd.	49,137	477
	Brickworks Ltd.	26,328	472
	Lovisa Holdings Ltd.	28,117	463
*	Telix Pharmaceuticals Ltd.	99,039	452
	Pinnacle Investment Management Group Ltd.	34,594	450
*	Australian Strategic Materials Ltd.	55,606	447
	Ramelius Resources Ltd.	372,219	444
	Australian Ethical Investment Ltd.	42,777	442
	GrainCorp Ltd. Class A	91,043	433
*	De Grey Mining Ltd.	517,915	431
*	Temple & Webster Group Ltd.	44,749	431
*	ioneer Ltd.	808,000	418
	Netwealth Group Ltd.	31,459	413
	Aventus Group	159,073	410
	Dexus Industria REIT	159,732	406
*	Nanosonics Ltd.	89,279	401
	Domain Holdings Australia Ltd.	91,179	396
	Western Areas Ltd.	164,101	393
*	Silver Lake Resources Ltd.	310,618	393
	Adbri Ltd.	172,872	389
	Codan Ltd.	50,891	388
	Nickel Mines Ltd.	487,238	386
	Regis Resources Ltd.	249,274	374
*	Karoon Energy Ltd.	268,395	369
*	Capricorn Metals Ltd.	190,001	367
	MyState Ltd.	93,253	366
	Hansen Technologies Ltd.	76,538	365
	GDI Property Group	410,674	362
	Centuria Office REIT	196,798	357
	Hotel Property Investments	130,574	353
	IPH Ltd.	54,206	352
	Home Consortium Ltd.	58,853	352
*,2	Vulcan Energy Resources Ltd.	36,886	352
*	West African Resources Ltd.	358,465	348
	Cromwell Property Group	567,566	347
	GUD Holdings Ltd.	37,380	346
		Shares	Market Value• ($000)
	Costa Group Holdings Ltd. (XASX)	156,496	346
*	Tyro Payments Ltd.	112,690	344
	Platinum Asset Management Ltd.	145,485	336
	Imdex Ltd.	153,718	332
	Appen Ltd.	40,273	328
*	Eclipx Group Ltd.	172,186	325
	SeaLink Travel Group Ltd.	57,576	319
	Senex Energy Ltd.	95,075	318
*,2	Mesoblast Ltd.	262,914	316
	Genworth Mortgage Insurance Australia Ltd.	179,466	312
	Gold Road Resources Ltd.	290,876	302
*	G8 Education Ltd.	359,410	299
*	PolyNovo Ltd.	214,784	297
	Growthpoint Properties Australia Ltd.	92,600	291
	United Malt Grp Ltd.	94,310	289
*	Superloop Ltd.	293,545	286
	Johns Lyng Group Ltd.	57,196	280
	St. Barbara Ltd.	253,880	279
*	Betmakers Technology Group Ltd.	296,392	275
*,3	Coronado Global Resources Inc. GDR	261,832	270
	Accent Group Ltd.	144,190	270
*	Dubber Corp. Ltd.	114,926	265
*	City Chic Collective Ltd.	56,501	264
*	Starpharma Holdings Ltd. Class A	320,543	254
	Data#3 Ltd.	58,914	252
	Inghams Group Ltd.	88,279	248
*	Audinate Group Ltd.	38,055	244
	Select Harvests Ltd.	43,244	242
	NRW Holdings Ltd.	174,335	242
*	EML Payments Ltd.	105,956	238
*	Australian Agricultural Co. Ltd.	198,343	236
*	Redbubble Ltd.	74,363	234
	Monadelphous Group Ltd.	29,944	228
*	oOh!media Ltd.	165,108	227
	GWA Group Ltd.	108,684	223
*	Myer Holdings Ltd.	545,572	223
	Omni Bridgeway Ltd.	94,211	221
	Dicker Data Ltd.	19,419	220
	Estia Health Ltd.	138,781	219
	Baby Bunting Group Ltd.	48,163	215
*	nearmap Ltd.	127,771	214
[2]	HomeCo Daily Needs REIT	195,388	212
	SmartGroup Corp. Ltd.	34,915	211
	Tassal Group Ltd.	77,455	207

9

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Bellevue Gold Ltd.	321,745	207
	Jumbo Interactive Ltd.	16,258	205
[2]	Emeco Holdings Ltd.	242,499	202
	Money3 Corp. Ltd.	78,326	197
*	Fineos Corp. Ltd. GDR	64,697	195
	Westgold Resources Ltd.	130,456	191
	Vita Group Ltd.	304,606	190
*	PPK Group Ltd.	19,014	187
	BWX Ltd.	50,991	179
*	Nuix Ltd.	76,126	178
	Perenti Global Ltd.	228,452	177
	Australian Pharmaceutical Industries Ltd.	154,238	175
[2]	Kogan.com Ltd.	22,722	171
	Integral Diagnostics Ltd.	45,882	162
*	Seven West Media Ltd.	466,784	161
	McMillan Shakespeare Ltd.	15,440	160
	Bravura Solutions Ltd.	75,685	159
	Australian Finance Group Ltd.	79,434	158
	Austal Ltd.	109,789	156
	Pact Group Holdings Ltd.	65,730	154
	Infomedia Ltd.	145,778	152
*	Mayne Pharma Group Ltd.	564,865	145
*	Syrah Resources Ltd.	148,491	142
	Sigma Healthcare Ltd.	325,671	140
	Southern Cross Media Group Ltd.	76,125	134
*	Cooper Energy Ltd.	597,256	131
*	Resolute Mining Ltd.	410,631	129
	OFX Group Ltd.	100,137	120
*,2	Carnarvon Petroleum Ltd.	469,345	120
	Service Stream Ltd.	177,883	118
*	Aurelia Metals Ltd.	391,770	111
*,2	Andromeda Metals Ltd.	811,258	108
	New Hope Corp. Ltd.	68,583	104
*,2	Paradigm Biopharmaceuticals Ltd.	65,623	102
*	Alkane Resources Ltd.	147,212	99
	Macmahon Holdings Ltd.	608,142	94
*,2	Electro Optic Systems Holdings Ltd.	38,619	93
	Mount Gibson Iron Ltd.	286,220	91
*	Marley Spoon AG GDR	117,806	91
*	Opthea Ltd.	93,159	90
		Shares	Market Value• ($000)
	Cedar Woods Properties Ltd.	18,566	84
	Virtus Health Ltd.	20,063	84
*,2	AMA Group Ltd.	215,269	79
	Jupiter Mines Ltd.	422,476	75
*,1	Japara Healthcare Ltd.	64,092	68
*,2	Bubs Australia Ltd.	168,022	66
*	Humm Group Ltd.	96,019	64
*	New Century Resources Ltd.	530,714	62
	SG Fleet Group Ltd.	31,301	60
	Navigator Global Investments Ltd.	36,584	52
	Regis Healthcare Ltd.	27,703	41
	MACA Ltd.	54,308	31
*	Dacian Gold Ltd.	165,962	29
*,2	Minerals 260 Ltd.	43,531	15
*	Juno Minerals Ltd.	20,991	2
*,1	Bgp Holdings plc	197,753	1
			669,393
Austria (0.1%)
	Erste Group Bank AG	127,640	5,474
	OMV AG	61,289	3,711
	Verbund AG	28,369	2,957
	voestalpine AG	49,572	1,883
[3]	BAWAG Group AG	28,457	1,790
	Wienerberger AG	48,193	1,706
	Raiffeisen Bank International AG	56,949	1,664
	ANDRITZ AG	28,995	1,647
	IMMOFINANZ AG	37,173	890
	CA Immobilien Anlagen AG (XWBO)	17,365	745
	Mayr Melnhof Karton AG	3,719	732
*	Lenzing AG	5,276	636
	Telekom Austria AG Class A	63,074	545
	Oesterreichische Post AG	12,820	541
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,064	526
	S IMMO AG	22,083	524
	EVN AG	17,858	504
	UNIQA Insurance Group AG	42,174	393
	AT&S Austria Technologie & Systemtechnik AG	9,422	361
*	DO & CO AG	2,752	249
*	Schoeller-Bleckmann Oilfield Equipment AG	5,345	218
	Strabag SE (Bearer)	5,036	216
*,2	Porr AG	10,423	150
	Palfinger AG	2,713	120
*	Flughafen Wien AG	3,428	113
	Agrana Beteiligungs AG	3,459	73
*	Porr AG Rights Exp.11/3/2021	10,423	2

10

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	CA Immobilien Anlagen AG	30,705	—
			28,370
Bahrain (0.0%)
	Ahli United Bank BSC	2,769,761	2,694
Belgium (0.3%)
	Anheuser-Busch InBev SA	365,899	22,381
	KBC Group NV	120,208	11,194
*	Argenx SE	22,558	6,791
	UCB SA	53,476	6,392
	Groupe Bruxelles Lambert SA	45,464	5,275
	Umicore SA	90,607	5,195
	Ageas SA	79,705	3,878
	Solvay SA	29,953	3,561
	Sofina SA	6,595	2,918
	Warehouses De Pauw CVA	60,812	2,769
	Cofinimmo SA	13,043	2,104
*	Aedifica SA	15,511	2,068
	Elia Group SA	15,222	1,776
	D'ieteren Group	9,735	1,679
	Ackermans & van Haaren NV	9,624	1,655
	Etablissements Franz Colruyt NV	24,063	1,182
	Proximus SADP	55,968	1,054
	Melexis NV	8,228	949
	Euronav NV	80,811	860
	Montea NV	4,852	720
	Barco NV	31,493	710
	VGP NV	2,681	693
	KBC Ancora	13,214	689
	Bekaert SA	15,212	666
	Telenet Group Holding NV	16,754	602
*	Xior Student Housing NV	9,561	566
	Gimv NV	8,579	554
	Shurgard Self Storage SA	8,733	535
*	Kinepolis Group NV	8,060	508
	Retail Estates NV	5,739	460
	Befimmo SA	10,888	445
	Fagron	24,337	422
*	Tessenderlo Group SA	9,918	362
*	bpost SA	38,427	329
*	AGFA-Gevaert NV	66,622	290
	Cie d'Entreprises CFE	2,720	278
*	Ontex Group NV	29,502	278
*,2	Mithra Pharmaceuticals SA	11,731	258
	Econocom Group SA NV	56,008	237
	Orange Belgium SA	9,315	211
	Wereldhave Belgium Comm VA	1,657	93
	Van de Velde NV	1,942	67
			93,654
		Shares	Market Value• ($000)
Brazil (0.5%)
	Vale SA	1,288,297	16,346
*	Petroleo Brasileiro SA Preference Shares	1,965,092	9,488
*	Petroleo Brasileiro SA	1,438,863	7,054
	Itau Unibanco Holding SA Preference Shares	1,454,883	6,009
	B3 SA - Brasil Bolsa Balcao	2,657,191	5,607
	Vale SA Class B ADR	428,024	5,449
*	XP Inc. Class A	146,688	4,813
*	Banco Bradesco SA Preference Shares	1,222,231	4,310
	Weg SA	637,436	4,179
	Ambev SA	1,294,763	3,898
	Itausa SA Preference Shares	1,984,689	3,605
*	StoneCo. Ltd. Class A	100,410	3,400
*	Banco Bradesco SA ADR	890,358	3,116
*	Natura & Co. Holding SA	433,723	2,989
	Itau Unibanco Holding SA ADR	705,875	2,873
	JBS SA	406,498	2,813
*	Suzano SA	310,315	2,707
	Notre Dame Intermedica Participacoes SA	218,206	2,481
	Magazine Luiza SA	1,283,868	2,459
[3]	Rede D'Or Sao Luiz SA	204,571	2,139
	Lojas Renner SA	366,631	2,094
	Localiza Rent a Car SA	249,557	2,003
	Raia Drogasil SA	473,200	1,949
	Petroleo Brasileiro SA ADR	195,307	1,877
	Vibra Energia SA	498,248	1,852
	Cosan SA	512,852	1,798
	Banco Do Brasil SA	347,820	1,756
	Ambev SA ADR	588,786	1,743
*	Banco Bradesco SA	561,885	1,692
	Equatorial Energia SA	395,876	1,605
	Gerdau SA Preference Shares	329,700	1,571
	Banco BTG Pactual SA (BVMF)	387,724	1,549
	Centrais Eletricas Brasileiras SA	256,482	1,537
*	Rumo SA	538,016	1,524
*	BRF SA	364,424	1,500
*	Klabin SA	356,900	1,451
	Telefonica Brasil SA	177,164	1,429
	Petroleo Brasileiro SA ADR (XNYS)	129,754	1,274
[3]	Hapvida Participacoes e Investimentos SA	609,412	1,246
*	Embraer SA	317,100	1,232
	Totvs SA	200,484	1,164
*	Petro Rio SA	278,575	1,158
*	Eneva SA	451,568	1,152

11

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Itau Unibanco Holding SA	292,934	1,092
	BB Seguridade Participacoes SA	267,539	1,047
*	Banco Santander Brasil SA	157,800	962
	CCR SA	473,344	959
*	Bradespar SA Preference Shares	109,560	945
	Cia Energetica de Minas Gerais Preference Shares	413,101	943
*	Americanas SA	177,596	935
	Cia de Saneamento Basico do Estado de Sao Paulo	149,500	932
	Sendas Distribuidora SA	315,605	855
	Hypera SA	171,212	851
	Marfrig Global Foods SA	176,391	828
	Energisa SA	113,415	796
*	Braskem SA Preference Shares	79,580	768
	Ultrapar Participacoes SA	331,796	767
	Sul America SA	161,190	742
	Gerdau SA ADR	156,698	741
	Centrais Eletricas Brasileiras SA Preference Shares	122,300	733
	Engie Brasil Energia SA	100,692	694
	Cia Siderurgica Nacional SA	170,600	689
*	Via SA	620,989	677
	Transmissora Alianca de Energia Eletrica SA	96,527	627
	Cia Paranaense de Energia Preference Shares	576,000	604
[3]	Locaweb Servicos de Internet SA	185,437	601
	Metalurgica Gerdau SA Preference Shares	270,100	599
[3]	Banco Inter SA Preference Shares	273,753	593
	TIM SA	288,300	573
*	Alpargatas SA Preference Shares	83,161	569
	Cia Energetica de Sao Paulo Preference Shares	123,385	557
*	Azul SA Preference Shares	109,636	483
	YDUQS Part	128,600	475
	Cia de Locacao das Americas	135,937	475
	Sao Martinho SA	67,100	455
	Cia Energetica de Minas Gerais	153,347	452
*	GRUPO DE MODA SOMA SA	191,618	445
	EDP - Energias do Brasil SA	127,367	442
		Shares	Market Value• ($000)
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	179,571	422
	CSHG Logistica FI Imobiliario	14,107	417
	Multiplan Empreendimentos Imobiliarios SA	125,121	411
*	Omega Geracao SA	69,315	402
	Fleury SA	117,600	392
	Banco Inter SA	189,494	389
*	BR Malls Participacoes SA	295,118	375
	M Dias Branco SA	67,300	369
	Cia Siderurgica Nacional SA ADR	89,670	366
	Neoenergia SA	128,800	354
	Pet Center Comercio E Participacoes SA	104,100	346
	CPFL Energia SA	72,900	340
	Kinea Indice de Precos FII	18,318	333
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	76,808	331
*	IRB Brasil Resseguros SA	393,981	327
	Kinea Rendimentos Imobiliarios FII	17,781	307
	Atacadao SA	102,671	303
	Unipar Carbocloro SA Preference Shares	22,570	299
*	Cogna Educacao	658,273	289
*	Afya Ltd. Class A	16,530	288
	Lojas Americanas SA Preference Shares (BVMF)	336,853	288
	Cia Brasileira de Distribuicao	63,121	286
*	Santos Brasil Participacoes SA	312,523	285
	Arezzo Industria e Comercio SA	21,500	282
*	Porto Seguro SA	67,744	280
	TIM SA ADR	28,251	279
	Dexco SA	99,885	275
	Qualicorp Consultoria e Corretora de Seguros SA	89,700	272
	Odontoprev SA	114,585	272
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	108,098	270
	Grendene SA	177,800	270
	Kinea Renda Imobiliaria FII	10,840	261
	Light SA	151,500	260
	Alupar Investimento SA	61,658	259
*	CVC Brasil Operadora e Agencia de Viagens SA	89,583	254

12

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Banco Pan SA Preference Shares	106,700	251
	Banco Inter SA (BVMF)	39,573	249
	Cia de Saneamento de Minas Gerais-COPASA	99,867	241
	SLC Agricola SA	30,800	238
	Cia de Saneamento do Parana	71,580	231
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	224
	JHSF Participacoes SA	253,747	224
	Cia Paranaense de Energia	231,000	220
	CSN Mineracao SA	227,200	212
	MRV Engenharia e Participacoes SA	116,700	210
*	Gol Linhas Aereas Inteligentes SA Preference Shares	75,974	204
*	Grupo Mateus SA	156,400	198
*	Grupo SBF SA	51,109	190
	Camil Alimentos SA	106,200	182
	Aliansce Sonae Shopping Centers SA	50,598	172
	Iguatemi Empresa de Shopping Centers SA	31,500	167
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,700	161
	Minerva SA	91,760	158
*	Anima Holding SA	132,984	156
	AES Brasil Energia SA	79,497	154
	Vivara Participacoes SA	33,200	153
	Raizen SA Preference Shares	126,503	152
	SIMPAR SA	83,272	151
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,081	151
	Cielo SA	383,088	149
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	17,400	146
	Lojas Americanas SA (BVMF)	159,865	140
	Movida Participacoes SA	52,800	139
*	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	134
	Randon SAImplementos E Participacoes Preference Shares	71,064	128
	Boa Vista Servicos SA	76,100	123
		Shares	Market Value• ($000)
	LOG Commercial Properties e Participacoes SA	29,615	123
*	EcoRodovias Infraestrutura e Logistica SA	81,353	118
	BR Properties SA	89,835	115
*	Iochpe Maxion SA	37,596	112
	Lojas Quero Quero SA	54,300	111
	Ez Tec Empreendimentos e Participacoes SA	33,961	110
	Marcopolo SA Preference Shares	231,609	106
	Ambipar Participacoes e Empreendimentos SA	15,900	104
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	71,900	100
	Cia de Saneamento do Parana Preference Shares	139,400	92
	MPM Corporeos SA	51,200	89
	Tupy SA	23,300	86
	Construtora Tenda SA	27,118	82
[3]	Meliuz SA	138,942	82
*	BK Brasil Operacao e Assessoria a Restaurantes SA	65,544	80
*	Hidrovias do Brasil SA	151,300	80
	Mahle-Metal Leve SA	12,100	73
*	Sequoia Logistica E Transportes SA	27,700	64
	Jereissati Participacoes SA	12,761	60
	Guararapes Confeccoes SA	29,000	56
	Enauta Participacoes SA	23,045	52
	Direcional Engenharia SA	28,542	48
	Instituto Hermes Pardini SA	12,400	48
	Wiz Solucoes e Corretagem de Seguros SA	25,310	43
[3]	Ser Educacional SA	23,047	43
	Even Construtora e Incorporadora SA	35,991	40
*	C&a Modas Ltda	35,000	38
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	39,450	30
*	Empreendimentos Pague Menos S/A	4,601	8
	Cosan SA ADR	4	—

13

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Ultrapar Participacoes Rights Exp.11/3/2021	23,781	—
			175,751
Canada (2.9%)
	Royal Bank of Canada	614,280	63,940
	Toronto-Dominion Bank	788,702	57,254
*	Shopify Inc. Class A (XTSE)	28,906	42,397
	Enbridge Inc.	880,686	36,890
	Brookfield Asset Management Inc. Class A	580,292	35,035
[2]	Bank of Nova Scotia	524,327	34,376
	Canadian National Railway Co.	257,990	34,287
[2]	Bank of Montreal	281,195	30,530
*	Shopify Inc. Class A	20,090	29,333
	TC Energy Corp.	429,922	23,257
	Canadian Imperial Bank of Commerce	187,205	22,715
	Canadian Pacific Railway Ltd.	290,964	22,521
	Canadian Natural Resources Ltd.	509,860	21,670
	Nutrien Ltd.	250,271	17,492
	Suncor Energy Inc.	653,963	17,200
	Manulife Financial Corp.	851,921	16,596
	Waste Connections Inc.	116,543	15,858
	Constellation Software Inc.	8,391	14,747
	Sun Life Financial Inc.	254,615	14,510
	Alimentation Couche-Tard Inc. Class B	346,295	12,989
	National Bank of Canada	147,118	12,180
	Franco-Nevada Corp.	83,287	11,884
	Barrick Gold Corp. (XLON)	568,287	10,428
	Magna International Inc.	123,777	10,068
	Fortis Inc. (XTSE)	209,382	9,320
	Thomson Reuters Corp.	73,787	8,876
*	CGI Inc.	96,145	8,589
	Intact Financial Corp.	62,192	8,337
	Pembina Pipeline Corp.	242,620	8,032
	Wheaton Precious Metals Corp.	198,068	7,996
	Power Corp. of Canada	237,960	7,926
	Restaurant Brands International Inc. (XTSE)	132,859	7,522
	Rogers Communications Inc. Class B	153,230	7,127
	WSP Global Inc.	51,498	6,982
	BCE Inc.	132,768	6,835
		Shares	Market Value• ($000)
	Cenovus Energy Inc.	556,195	6,651
	Open Text Corp.	122,466	6,169
	First Quantum Minerals Ltd.	244,743	5,794
	Dollarama Inc.	127,926	5,782
*	Teck Resources Ltd. Class B	203,949	5,692
	Agnico Eagle Mines Ltd.	107,073	5,683
	Shaw Communications Inc. Class B	193,789	5,581
	Metro Inc.	110,000	5,535
*	Lightspeed Commerce Inc.	56,427	5,500
	Loblaw Cos. Ltd.	68,840	5,177
[2]	Emera Inc.	110,528	5,142
	Kirkland Lake Gold Ltd.	117,826	4,967
	Tourmaline Oil Corp.	123,461	4,462
	TELUS Corp.	194,189	4,455
	TFI International Inc.	40,155	4,453
	Fairfax Financial Holdings Ltd.	10,818	4,381
	Cameco Corp.	172,763	4,198
	Barrick Gold Corp.	214,008	3,939
	Algonquin Power & Utilities Corp.	273,085	3,937
*	Bausch Health Cos. Inc.	138,031	3,869
*	CAE Inc.	126,615	3,840
	West Fraser Timber Co. Ltd.	47,685	3,818
[2]	Canadian Tire Corp. Ltd. Class A	25,243	3,585
	Canadian Apartment Properties REIT	73,373	3,583
	CCL Industries Inc. Class B	63,834	3,489
	Great-West Lifeco Inc.	116,386	3,424
	George Weston Ltd.	31,607	3,415
	Kinross Gold Corp.	556,658	3,346
	FirstService Corp.	16,651	3,321
	Northland Power Inc.	102,680	3,301
	Ritchie Bros Auctioneers Inc.	47,639	3,256
[3]	Hydro One Ltd.	135,779	3,244
*,3	Nuvei Corp.	26,739	3,214
	Gildan Activewear Inc.	84,562	3,106
	Toromont Industries Ltd.	34,196	3,042
	Imperial Oil Ltd.	88,773	3,005
*	Descartes Systems Group Inc.	35,779	2,922
	ARC Resources Ltd.	297,612	2,854
	Brookfield Infrastructure Corp. Class A	45,752	2,773
	RioCan REIT	151,744	2,733
	iA Financial Corp. Inc.	45,999	2,721
	Saputo Inc.	109,166	2,607
	TMX Group Ltd.	23,898	2,587
	Stantec Inc.	45,155	2,496
[2]	AltaGas Ltd.	117,447	2,431

14

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Onex Corp.	32,499	2,422
[2]	Keyera Corp.	94,247	2,416
*	BlackBerry Ltd.	217,979	2,355
	Lundin Mining Corp.	268,866	2,340
	Pan American Silver Corp.	89,052	2,279
	Empire Co. Ltd. Class A	76,049	2,274
	Finning International Inc.	76,088	2,253
	Granite REIT	26,377	2,138
	Quebecor Inc. Class B	78,319	1,996
*	Ballard Power Systems Inc.	107,860	1,955
	Allied Properties REIT	55,872	1,931
	SNC-Lavalin Group Inc.	71,410	1,921
	GFL Environmental Inc.	46,228	1,901
	Element Fleet Management Corp.	174,768	1,899
	Colliers International Group Inc.	12,767	1,852
*	Ivanhoe Mines Ltd. Class A	223,523	1,754
	Parkland Corp.	60,197	1,752
*	Kinaxis Inc.	11,152	1,731
	B2Gold Corp.	413,099	1,706
	Boyd Group Services Inc.	8,781	1,704
	Premium Brands Holdings Corp. Class A	15,536	1,679
	CI Financial Corp.	71,976	1,641
	Capital Power Corp.	49,759	1,634
	Yamana Gold Inc.	400,095	1,571
	H&R REIT	110,674	1,521
*,2	Bombardier Inc. Class B	940,082	1,512
	Canadian Utilities Ltd. Class A	51,896	1,503
	Brookfield Renewable Corp. Class A	35,688	1,478
*	Aritzia Inc.	37,485	1,476
	SSR Mining Inc.	91,905	1,450
	BRP Inc.	16,366	1,439
	IGM Financial Inc.	34,571	1,373
*	Air Canada Class A	75,075	1,346
*,2	Canopy Growth Corp.	105,594	1,335
	SmartCentres REIT	52,716	1,329
	Choice Properties REIT	108,928	1,311
	Enerplus Corp.	137,181	1,299
	Methanex Corp.	28,925	1,296
	Alamos Gold Inc. Class A	170,423	1,264
	First Capital REIT	86,150	1,231
	PrairieSky Royalty Ltd.	98,450	1,212
	Boralex Inc. Class A	38,408	1,189
	Gibson Energy Inc.	58,072	1,170
	TransAlta Corp.	104,337	1,170
		Shares	Market Value• ($000)
	Crescent Point Energy Corp.	228,595	1,149
	Canadian Western Bank	35,855	1,147
*	MEG Energy Corp.	126,331	1,132
[2]	First Majestic Silver Corp.	87,130	1,104
*	Pretium Resources Inc.	90,435	1,094
	Atco Ltd. Class I	32,002	1,086
*	ATS Automation Tooling Systems Inc.	31,706	1,079
	Cargojet Inc.	6,687	1,065
	Linamar Corp.	18,476	1,016
	Primo Water Corp.	63,183	1,006
	Stella-Jones Inc.	27,699	994
	Innergex Renewable Energy Inc.	58,303	970
*	Canada Goose Holdings Inc.	25,589	949
	Parex Resources Inc.	48,843	948
*	Equinox Gold Corp.	126,611	939
	Osisko Gold Royalties Ltd.	70,185	886
	Laurentian Bank of Canada	26,221	883
	Brookfield Renewable Corp. Class A (XTSE)	21,325	883
*	Eldorado Gold Corp.	96,121	860
	ECN Capital Corp.	98,373	855
	Chartwell Retirement Residences	86,155	831
	Enghouse Systems Ltd.	18,594	806
	Maple Leaf Foods Inc.	34,402	750
	Centerra Gold Inc.	95,574	717
*,2	Aurora Cannabis Inc.	105,705	701
	Russel Metals Inc.	26,125	689
	Whitecap Resources Inc.	114,598	688
*	Vermilion Energy Inc.	62,870	682
	Superior Plus Corp.	61,160	680
	Stelco Holdings Inc.	19,417	674
*	Home Capital Group Inc. Class B	20,552	667
*	Novagold Resources Inc.	90,139	658
*	OceanaGold Corp.	345,291	645
	Cominar REIT	66,759	623
[2]	Boardwalk REIT	14,268	616
	North West Co. Inc.	21,943	596
	Hudbay Minerals Inc.	79,265	553
	TransAlta Renewables Inc.	37,359	553
	NFI Group Inc.	27,128	550
	Cascades Inc.	44,345	514
*	IAMGOLD Corp.	177,175	488
*	Canfor Corp.	23,459	486
*	Turquoise Hill Resources Ltd.	37,125	470
	Aecon Group Inc.	30,083	449

15

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Dye & Durham Ltd.	13,925	426
	Winpak Ltd.	13,570	425
	Artis REIT	43,300	410
	Transcontinental Inc. Class A	25,901	410
*	Celestica Inc.	40,101	395
*	Torex Gold Resources Inc.	33,404	388
*	Cronos Group Inc.	70,696	367
	Mullen Group Ltd.	32,690	338
	Cogeco Communications Inc.	3,793	326
	Westshore Terminals Investment Corp.	14,700	318
	Dream Office REIT	15,117	285
	Martinrea International Inc.	29,300	272
	First National Financial Corp.	7,029	237
	Brookfield Asset Management Reinsurance Partners Ltd. Class A	3,727	230
	Canadian Imperial Bank of Commerce (XTSE)	1,229	149
	GFL Environmental Inc. (XTSE)	1,460	60
*	Bombardier Inc. Class A	7,478	13
			989,367
Chile (0.0%)
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	51,068	2,773
	Banco De Chile	18,709,814	1,624
*	Empresas COPEC SA	197,654	1,555
	Empresas CMPC SA	511,771	944
	Enel Americas SA	7,732,643	879
	Falabella SA	315,774	873
	Banco Santander Chile SA	19,589,525	857
	Cencosud SA	568,969	832
	Banco de Credito e Inversiones SA	20,824	701
	Sociedad Quimica y Minera de Chile SA ADR	10,910	599
	Enel Chile SA	12,468,240	511
	Cia Sud Americana de Vapores SA	7,515,641	488
	Cia Cervecerias Unidas SA	55,525	465
	CAP SA	38,966	386
*	Parque Arauco SA	360,481	356
	Banco Santander Chile ADR	18,759	332
	Embotelladora Andina SA Preference Shares	149,068	308
	Cencosud Shopping SA	263,796	255
	Colbun SA	3,109,604	215
		Shares	Market Value• ($000)
*	Latam Airlines Group SA	130,499	191
	Aguas Andinas SA Class A	974,615	186
	Empresa Nacional de Telecomunicaciones SA	52,751	181
	Vina Concha y Toro SA	117,757	171
*	Inversiones Aguas Metropolitanas SA	349,036	164
	Enel Chile SA ADR	65,984	143
*	Plaza SA	137,445	137
*	Itau CorpBanca Chile SA	61,154,961	136
	AES Andes SA	1,218,430	125
	SMU SA	1,180,463	118
	Engie Energia Chile SA	169,857	99
*	Ripley Corp. SA	580,437	98
	Salfacorp SA	196,211	67
	SONDA SA	157,659	53
	Inversiones La Construccion SA	9,475	34
	Enel Americas SA ADR	303	2
*,1	Itau CorpBanca Chile SA Rights Exp. 11/2/21	55,032,904	—
			16,858
China (3.7%)
	Tencent Holdings Ltd.	2,608,102	158,650
*	Alibaba Group Holding Ltd.	6,197,220	127,431
*,3	Meituan Class B	1,693,957	57,643
	China Construction Bank Corp. Class H	40,591,026	27,625
*	NIO Inc. ADR	567,609	22,369
*,3	Wuxi Biologics Cayman Inc.	1,430,240	21,664
*	JD.com Inc. Class A	549,424	21,508
*	Baidu Inc. ADR	120,381	19,531
	Industrial & Commercial Bank of China Ltd. Class H	32,886,245	18,027
*,3	Xiaomi Corp. Class B	5,846,000	15,980
	Ping An Insurance Group Co. of China Ltd. Class H	2,187,966	15,672
*	Pinduoduo Inc. ADR	162,538	14,453
	China Merchants Bank Co. Ltd. Class H	1,504,398	12,607
	NetEase Inc.	639,355	12,402
	BYD Co. Ltd. Class H	298,460	11,415
	Bank of China Ltd. Class H	31,994,410	11,323
	Kweichow Moutai Co. Ltd. Class A	38,530	10,995
	Li Ning Co. Ltd.	965,750	10,657
*	XPeng Inc. Class A ADR	207,451	9,673

16

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Kuaishou Technology	679,800	8,893
	China Mengniu Dairy Co. Ltd.	1,366,236	8,693
*,2	Bilibili Inc. ADR	110,702	8,114
	Geely Automobile Holdings Ltd.	2,320,200	8,053
	ANTA Sports Products Ltd.	498,000	7,716
	Sunny Optical Technology Group Co. Ltd.	286,400	7,685
	Shenzhou International Group Holdings Ltd.	333,466	7,184
	China Merchants Bank Co. Ltd. Class A	805,949	6,789
*	Trip.com Group Ltd. ADR	237,138	6,773
	Ping An Insurance Group Co. of China Ltd. Class A	771,217	5,957
	Country Garden Services Holdings Co. Ltd.	773,141	5,952
	China Resources Beer Holdings Co. Ltd.	716,681	5,918
*	ENN Energy Holdings Ltd.	334,918	5,770
*	Li Auto Inc. ADR	174,598	5,697
	Great Wall Motor Co. Ltd. Class H	1,232,058	5,544
*,3	Innovent Biologics Inc.	581,441	5,204
	China Petroleum and Chemical Corp. (Sinopec) Class H	9,873,337	4,811
	China Life Insurance Co. Ltd. Class H	2,761,271	4,797
	China Resources Land Ltd.	1,227,909	4,771
	Agricultural Bank of China Class H	13,608,500	4,624
	BYD Co. Ltd. Class A	94,248	4,606
	PetroChina Co. Ltd. Class H	9,222,000	4,446
*	Huazhu Group Ltd. ADR	93,853	4,351
	Haier Smart Home Co. Ltd. Class H	1,165,800	4,341
[3]	Longfor Group Holdings Ltd.	871,600	4,217
	Wuliangye Yibin Co. Ltd. Class A	124,200	4,197
	CSPC Pharmaceutical Group Ltd.	3,740,000	3,903
	China Overseas Land & Investment Ltd.	1,725,980	3,807
	Xinyi Solar Holdings Ltd.	1,828,200	3,798
*	Kingdee International Software Group Co. Ltd.	1,146,000	3,771
		Shares	Market Value• ($000)
[3]	Smoore International Holdings Ltd.	775,000	3,685
	China Conch Venture Holdings Ltd.	753,498	3,662
	China Longyuan Power Group Corp. Ltd. Class H	1,498,000	3,504
	Sino Biopharmaceutical Ltd.	4,550,250	3,355
*,2	COSCO SHIPPING Holdings Co. Ltd. Class H	2,158,049	3,343
	China Gas Holdings Ltd.	1,335,674	3,334
	Country Garden Holdings Co.	3,470,230	3,266
	Zijin Mining Group Co. Ltd. Class H	2,327,301	3,236
	China Pacific Insurance Group Co. Ltd. Class H	1,024,400	3,132
*	GDS Holdings Ltd. ADR	50,523	3,001
[3]	WuXi AppTec Co. Ltd. Class H	140,256	2,995
[3]	Postal Savings Bank of China Co. Ltd. Class H	3,974,000	2,888
	PICC Property & Casualty Co. Ltd. Class H	3,082,330	2,869
*	Zai Lab Ltd. ADR	27,400	2,861
	China Shenhua Energy Co. Ltd. Class H	1,325,500	2,850
*,3	JD Health International Inc.	315,411	2,769
*	Alibaba Health Information Technology Ltd.	2,112,000	2,645
[3]	China Tower Corp. Ltd. Class H	20,396,576	2,643
	Industrial & Commercial Bank of China Ltd. Class A	3,592,185	2,623
	Zhongsheng Group Holdings Ltd.	285,500	2,574
	Contemporary Amperex Technology Co. Ltd. Class A	24,940	2,498
	LONGi Green Energy Technology Co. Ltd. Class A	160,984	2,455
	Sunac China Holdings Ltd.	1,115,400	2,385
	China Tourism Group Duty Free Corp. Ltd. Class A	55,788	2,337
	Anhui Conch Cement Co. Ltd. Class H	457,000	2,260
	China National Building Material Co. Ltd. Class H	1,780,750	2,232

17

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Power Holdings Co. Ltd.	851,400	2,204
*	Vipshop Holdings Ltd. ADR	195,505	2,182
	China Resources Gas Group Ltd.	402,000	2,158
	CITIC Securities Co. Ltd. Class H	837,000	2,125
	Citic Pacific Ltd.	2,113,000	2,117
[3]	China Feihe Ltd.	1,185,000	1,967
*	Tencent Music Entertainment Group ADR	250,060	1,965
*	Daqo New Energy Corp. ADR	24,403	1,898
	Industrial Bank Co. Ltd. Class A	636,600	1,853
*	KE Holdings Inc. ADR	100,933	1,839
*,1	GCL-Poly Energy Holdings Ltd.	7,206,604	1,834
*	Genscript Biotech Corp.	414,000	1,832
[3]	China International Capital Corp. Ltd. Class H	728,000	1,802
	CITIC Securities Co. Ltd. Class A	445,217	1,800
	Weichai Power Co. Ltd. Class H	1,002,400	1,794
	Agricultural Bank of China Ltd. Class A	3,884,435	1,784
[3]	Ganfeng Lithium Co. Ltd. Class H	95,200	1,784
	Ping An Bank Co. Ltd. Class A	571,500	1,741
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	36,924	1,739
	Bank of Communications Ltd. Class H	2,908,058	1,730
	Kingsoft Corp. Ltd.	401,200	1,712
	China CITIC Bank Corp. Ltd. Class H	3,890,525	1,707
	ZTO Express Cayman Inc. ADR	58,119	1,705
	Great Wall Motor Co. Ltd. Class A	157,031	1,675
	GF Securities Co. Ltd. Class H	986,800	1,674
	China Vanke Co. Ltd. Class H	714,089	1,668
	Haitong Securities Co. Ltd. Class H	1,872,739	1,666
	Chinasoft International Ltd.	994,000	1,660
	East Money Information Co. Ltd. Class A	320,812	1,650
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	964,000	1,642
	Tsingtao Brewery Co. Ltd. Class H	188,322	1,639
	Luzhou Laojiao Co. Ltd. Class A	45,600	1,627
		Shares	Market Value• ($000)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	27,488	1,611
	Guangdong Investment Ltd.	1,266,000	1,592
	Wanhua Chemical Group Co. Ltd. Class A	95,400	1,576
	Hengan International Group Co. Ltd.	300,230	1,569
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	272,000	1,566
	Bank of China Ltd. Class A	3,238,700	1,543
*,2	RLX Technology Inc. ADR	313,915	1,526
*	Lufax Holding Ltd. ADR	241,046	1,521
	Jiangsu Hengrui Medicine Co. Ltd. Class A	192,316	1,477
	Kunlun Energy Co. Ltd.	1,596,000	1,454
	China Yangtze Power Co. Ltd. Class A	435,594	1,448
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	212,700	1,426
	Kingboard Holdings Ltd.	322,340	1,405
	China Life Insurance Co. Ltd. Class A	299,672	1,390
	Muyuan Foods Co. Ltd. Class A	155,348	1,389
	Zijin Mining Group Co. Ltd. Class A	846,712	1,382
*	New Oriental Education & Technology Group Inc. ADR	667,446	1,368
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	287,639	1,354
	China Pacific Insurance Group Co. Ltd. Class A	311,988	1,333
	Luxshare Precision Industry Co. Ltd. Class A	218,869	1,324
	Tongwei Co. Ltd. Class A	148,100	1,322
[3]	China Resources Mixc Lifestyle Services Ltd.	251,400	1,322
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	45,295	1,314
*,3	Weimob Inc.	848,000	1,295
	Sinopharm Group Co. Ltd. Class H	545,000	1,294
	China Petroleum & Chemical Corp. Class A	1,943,380	1,291
*,3	China Literature Ltd.	183,600	1,274

18

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	19,398	1,247
	Aier Eye Hospital Group Co. Ltd. Class A	164,012	1,240
[2]	Dongyue Group Ltd.	522,000	1,214
[2]	Yihai International Holding Ltd.	207,000	1,213
*	360 DigiTech Inc. ADR	58,775	1,200
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	61,000	1,190
	China Minsheng Banking Corp. Ltd. Class H	2,973,512	1,179
	JOYY Inc. ADR	23,346	1,176
	Guangzhou Automobile Group Co. Ltd. Class H	1,237,399	1,168
	Dongfeng Motor Group Co. Ltd. Class H	1,246,000	1,160
[2,3]	Pop Mart International Group Ltd.	194,600	1,148
	Shanghai Pudong Development Bank Co. Ltd. Class A	804,486	1,124
*,2,3	Akeso Inc.	201,000	1,121
*,3	Hua Hong Semiconductor Ltd.	222,084	1,114
[3]	Hygeia Healthcare Holdings Co. Ltd.	125,532	1,102
[2,3]	Haidilao International Holding Ltd.	394,000	1,099
	Bank of Communications Co. Ltd. Class A	1,547,100	1,092
	Zhuzhou CRRC Times Electric Co. Ltd.	226,209	1,081
	Yunnan Energy New Material Co. Ltd. Class A	23,600	1,076
	Shanghai Baosight Software Co. Ltd. Class B	268,544	1,074
[3]	China Merchants Securities Co. Ltd. Class H	678,160	1,071
	ZTE Corp. Class H	355,614	1,067
	Fosun International Ltd.	910,464	1,067
	China Vanke Co. Ltd. Class A	374,500	1,065
	People's Insurance Co. Group of China Ltd. Class H	3,410,000	1,064
	New China Life Insurance Co. Ltd. Class H	368,834	1,064
	BYD Electronic International Co. Ltd.	358,500	1,064
		Shares	Market Value• ($000)
	Eve Energy Co. Ltd. Class A	59,605	1,057
	China Meidong Auto Holdings Ltd.	204,000	1,054
	China Galaxy Securities Co. Ltd. Class H	1,878,000	1,046
	Sungrow Power Supply Co. Ltd. Class A	40,700	1,046
	Autohome Inc. ADR	26,443	1,041
*,2	Didi Global Inc. ADR	127,625	1,030
[3]	CGN Power Co. Ltd. Class H	3,806,832	1,025
[3]	Hansoh Pharmaceutical Group Co. Ltd.	460,000	1,023
	NARI Technology Co. Ltd. Class A	166,480	1,014
	China Molybdenum Co. Ltd. Class H	1,638,000	1,013
	Sany Heavy Industry Co. Ltd. Class A	281,946	1,011
[2]	Huaneng Power International Inc. Class H	1,952,000	1,010
*	iQIYI Inc. ADR	120,072	994
	China Everbright International Ltd.	1,445,777	993
	Anhui Conch Cement Co. Ltd. Class A	167,300	992
	China Medical System Holdings Ltd.	585,000	991
	China Insurance International Holdings Co. Ltd.	650,059	989
*	Kingsoft Cloud Holdings Ltd. ADR	42,517	977
[3]	Pharmaron Beijing Co. Ltd. Class H	45,100	976
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	52,728	966
*	Weibo Corp. ADR	21,480	966
	Yangzijiang Shipbuilding Holdings Ltd.	914,336	965
	China Hongqiao Group Ltd.	861,000	957
[3]	Huatai Securities Co. Ltd. Class H	638,564	950
	Bosideng International Holdings Ltd.	1,212,000	939
	China Merchants Port Holdings Co. Ltd.	562,000	937
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	117,900	935
	Bank of Ningbo Co. Ltd. Class A	156,500	933
*,2,3	Evergrande Property Services Group Ltd.	1,823,000	929

19

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Flat Glass Group Co. Ltd. Class H	173,000	927
*	Aluminum Corp. of China Ltd. Class H	1,537,331	925
	NAURA Technology Group Co. Ltd. Class A	15,900	922
*	Canadian Solar Inc.	22,142	920
	Hello Group Inc. ADR	73,822	919
*	Tongcheng-Elong Holdings Ltd.	411,200	916
	China Power International Development Ltd.	1,801,851	905
*	JinkoSolar Holding Co. Ltd. ADR	15,089	903
	Nine Dragons Paper Holdings Ltd.	716,000	900
	China Shenhua Energy Co. Ltd. Class A	288,500	898
	WuXi AppTec Co. Ltd. Class A	41,584	896
	Chongqing Zhifei Biological Products Co. Ltd. Class A	37,500	882
	Shimao Group Holdings Ltd.	560,500	879
	SAIC Motor Corp. Ltd. Class A	276,099	876
	CIFI Holdings Group Co. Ltd.	1,572,000	873
	CRRC Corp. Ltd. Class H	1,917,000	866
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	387,365	866
*	Vnet Group Inc. ADR	55,178	865
[3]	Topsports International Holdings Ltd.	711,000	864
	Far East Horizon Ltd.	897,000	855
[2]	Ming Yuan Cloud Group Holdings Ltd.	263,000	855
	Poly Developments and Holdings Group Co. Ltd. Class A	432,799	849
	AECC Aviation Power Co. Ltd. Class A	91,800	848
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	101,961	836
[3]	Yadea Group Holdings Ltd.	486,000	835
*,3	Jinxin Fertility Group Ltd.	582,000	821
	Haitian International Holdings Ltd.	281,000	819
	Shenzhen Inovance Technology Co. Ltd. Class A	80,000	815
		Shares	Market Value• ($000)
*,2,3	Ping An Healthcare and Technology Co. Ltd.	167,627	810
	Jiangxi Copper Co. Ltd. Class H	461,000	805
	China Railway Group Ltd. Class H	1,645,000	804
	Beijing Enterprises Water Group Ltd.	2,101,015	803
*,2,3	CanSino Biologics Inc. Class H	31,400	803
	Beijing Enterprises Holdings Ltd.	208,500	801
	China State Construction International Holdings Ltd.	779,750	799
	Huatai Securities Co. Ltd. Class A	320,900	795
[2]	Yanzhou Coal Mining Co. Ltd. Class H	534,000	792
	China Jinmao Holdings Group Ltd.	2,712,000	792
	Hopson Development Holdings Ltd.	289,080	784
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	30,430	783
	GoerTek Inc. Class A	114,500	778
*	TAL Education Group ADR	189,791	776
	Cosco Shipping Ports Ltd.	908,000	756
	China State Construction Engineering Corp. Ltd. Class A	1,039,800	756
*	Noah Holdings Ltd. ADR	17,496	744
	China Resources Cement Holdings Ltd.	882,000	742
	Ganfeng Lithium Co. Ltd. Class A	27,900	730
	AviChina Industry & Technology Co. Ltd. Class H	1,138,000	724
	Kingboard Laminates Holdings Ltd.	458,858	719
*,3	InnoCare Pharma Ltd.	298,000	715
	China Yongda Automobiles Services Holdings Ltd.	442,000	703
[3]	Jiumaojiu International Holdings Ltd.	281,000	703
	JA Solar Technology Co. Ltd. Class A	49,300	703
	SF Holding Co. Ltd. Class A	69,598	702
	China Lesso Group Holdings Ltd.	453,000	700

20

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Air China Ltd. Class H	986,000	694
*,2	Gome Electrical Appliances Holdings Ltd.	6,833,720	693
	Seazen Group Ltd.	876,038	693
*	I-Mab ADR	11,215	693
[2,3]	Shandong Gold Mining Co. Ltd. Class H	376,050	680
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	369,700	677
	Anhui Gujing Distillery Co. Ltd. Class B	52,300	674
	Zhejiang Huayou Cobalt Co. Ltd. Class A	38,800	673
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	823,080	659
	ZTE Corp. Class A	129,398	659
	Sanan Optoelectronics Co. Ltd. Class A	125,100	657
	China Suntien Green Energy Corp. Ltd. Class H	824,000	655
*	China Southern Airlines Co. Ltd. Class H	1,076,000	654
	BOE Technology Group Co. Ltd. Class A	850,900	654
	Beijing Kingsoft Office Software Inc. Class A	14,047	651
	TravelSky Technology Ltd. Class H	347,000	648
[2]	Xtep International Holdings Ltd.	492,000	643
	Fu Shou Yuan International Group Ltd.	744,000	639
*	Beijing Capital International Airport Co. Ltd. Class H	980,000	637
	China Cinda Asset Management Co. Ltd. Class H	3,785,000	632
*,2,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	173,556	631
	Tsingtao Brewery Co. Ltd. Class A	38,600	629
	CRRC Corp. Ltd. Class A	677,700	629
	China Minsheng Banking Corp. Ltd. Class A	1,032,100	627
*	51job Inc. ADR	10,508	626
	Baoshan Iron & Steel Co. Ltd. Class A	562,400	626
		Shares	Market Value• ($000)
	Will Semiconductor Co. Ltd. Shanghai Class A	14,900	619
	Chongqing Changan Automobile Co. Ltd. Class A	199,220	609
	China Everbright Bank Co. Ltd. Class A	1,124,800	605
	Bank of Nanjing Co. Ltd. Class A	398,300	604
[3]	A-Living Smart City Services Co. Ltd.	178,500	593
*,1,3	China Huarong Asset Management Co. Ltd. Class H	4,482,000	588
	Gigadevice Semiconductor Beijing Inc. Class A	22,151	587
	Shenzhen Transsion Holdings Co. Ltd. Class A	23,860	587
[3]	Shimao Services Holdings Ltd.	305,000	575
	Bank of Shanghai Co. Ltd. Class A	503,837	574
	Wingtech Technology Co. Ltd. Class A	33,400	573
*,3	3SBio Inc.	626,500	573
[3]	Guotai Junan Securities Co. Ltd. Class H	418,600	571
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	18,000	570
	Yanzhou Coal Mining Co. Ltd. Class A	160,200	569
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,282,300	564
	TBEA Co. Ltd. Class A	130,500	552
	Greentown China Holdings Ltd.	399,879	551
	New China Life Insurance Co. Ltd. Class A	89,100	544
*,3	Alphamab Oncology	264,000	542
*	XD Inc.	95,600	541
*	Alibaba Pictures Group Ltd.	5,090,000	541
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	19,400	539
*,2,3	Yidu Tech Inc.	168,200	537
	Zhejiang Expressway Co. Ltd. Class H	596,000	529
	China Coal Energy Co. Ltd. Class H	859,000	524
[3]	Dali Foods Group Co. Ltd.	939,000	523

21

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Oilfield Services Ltd. Class H	542,000	518
*	Dada Nexus Ltd. ADR	25,489	518
	China Overseas Property Holdings Ltd.	572,493	514
	China Education Group Holdings Ltd.	300,000	513
*,2,3	Kintor Pharmaceutical Ltd.	102,000	509
	Shenwan Hongyuan Group Co. Ltd. Class A	629,900	505
*,2,3	Venus MedTech Hangzhou Inc. Class H	109,000	504
	Ecovacs Robotics Co. Ltd. Class A	18,800	504
*	Aluminum Corp. of China Ltd. Class A	520,700	501
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	692,380	499
	China Railway Group Ltd. Class A	608,200	499
	Hangzhou Tigermed Consulting Co. Ltd. Class A	18,650	496
	CIFI Ever Sunshine Services Group Ltd.	278,000	496
*	Lifetech Scientific Corp.	1,059,998	492
	Walvax Biotechnology Co. Ltd. Class A	56,800	491
	Guotai Junan Securities Co. Ltd. Class A	178,800	490
	China Communications Services Corp. Ltd. Class H	886,000	490
	COFCO Meat Holdings Ltd.	1,261,000	488
	Imeik Technology Development Co. Ltd. Class A	5,000	487
	Shenzhen International Holdings Ltd.	402,000	484
[3]	Legend Holdings Corp. Class H	275,100	484
	Iflytek Co. Ltd. Class A	54,600	482
*	China United Network Communications Ltd. Class A	756,300	482
	Maxscend Microelectronics Co. Ltd. Class A	9,920	480
	CGN New Energy Holdings Co. Ltd.	510,000	477
		Shares	Market Value• ($000)
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	37,440	477
	Shanghai Electric Group Co. Ltd. Class H	1,690,000	476
*	Hollysys Automation Technologies Ltd.	23,767	474
	Jiangsu Eastern Shenghong Co. Ltd. Class A	108,900	463
	Anhui Gujing Distillery Co. Ltd. Class A	13,000	462
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	59,300	461
	Orient Securities Co. Ltd. Class A	213,600	460
	China Traditional Chinese Medicine Holdings Co. Ltd.	962,000	458
*	Zhejiang Yongtai Technology Co. Ltd. Class A	40,800	457
	Angang Steel Co. Ltd. Class H	842,800	453
	Logan Group Co. Ltd.	452,000	453
	Hangzhou Silan Microelectronics Co. Ltd. Class A	46,900	452
*	Advanced Micro-Fabrication Equipment Inc. Class A	18,483	452
	Agile Group Holdings Ltd.	575,500	451
	Metallurgical Corp. of China Ltd. Class H	1,618,000	449
[2]	Dongfang Electric Corp. Ltd. Class H	280,600	448
	Ming Yang Smart Energy Group Ltd. Class A	92,300	447
	China Everbright Bank Co. Ltd. Class H	1,262,000	444
	Lens Technology Co. Ltd. Class A	133,400	444
	Yuexiu Property Co. Ltd.	505,441	444
	China CSSC Holdings Ltd. Class A	124,900	439
*	Canaan Inc. ADR	51,187	439
	China Water Affairs Group Ltd.	424,000	436
	Sihuan Pharmaceutical Holdings Group Ltd.	2,071,000	435
[2]	Poly Property Services Co. Ltd.	78,000	435
*	Niu Technologies ADR	16,570	434
	Pharmaron Beijing Co. Ltd. Class A	14,442	431

22

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	BAIC Motor Corp. Ltd. Class H	1,296,900	430
[2]	China International Marine Containers Group Co. Ltd. Class H	217,000	430
	Changchun High & New Technology Industry Group Inc. Class A	10,046	428
[2]	Guangzhou R&F Properties Co. Ltd. Class H	678,600	425
	BOE Technology Group Co. Ltd. Class B	989,400	424
	China Datang Corp Renewable Power Co. Ltd. Class H	1,003,000	424
*,3	Remegen Co. Ltd. Class H	34,000	423
*,3	China Logistics Property Holdings Co. Ltd.	785,000	422
	Kwg Group Holdings Ltd.	481,500	420
[2,3]	Blue Moon Group Holdings Ltd.	466,000	420
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,162,000	418
	Focus Media Information Technology Co. Ltd. Class A	363,700	417
	Inner Mongolia Yitai Coal Co. Ltd. Class B	479,704	416
	MINISO Group Holding Ltd. ADR	27,686	416
	Shanghai RAAS Blood Products Co. Ltd. Class A	403,000	415
[3]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	414
[2]	Tianneng Power International Ltd.	360,000	411
	FinVolution Group ADR	66,835	409
[3]	Hope Education Group Co. Ltd.	2,278,000	406
	Sany Heavy Equipment International Holdings Co. Ltd.	356,000	405
[3]	Sunac Services Holdings Ltd.	200,455	405
	Greentown Service Group Co. Ltd.	408,000	404
	Hoshine Silicon Industry Co. Ltd. Class A	15,700	404
*,2,3	Shanghai Junshi Biosciences Co. Ltd. Class H	80,400	404
	Sinotrans Ltd. Class H	1,224,000	402
		Shares	Market Value• ($000)
	Yonyou Network Technology Co. Ltd. Class A	80,667	400
	Guangdong Haid Group Co. Ltd. Class A	39,077	400
	Yunnan Baiyao Group Co. Ltd. Class A	28,500	399
	Fuyao Glass Industry Group Co. Ltd. Class A	51,300	396
[2]	Shenzhen Investment Ltd.	1,603,953	393
*	Shanghai International Airport Co. Ltd. Class A	47,541	393
*,2,3	Luye Pharma Group Ltd.	825,000	393
	CIMC Enric Holdings Ltd.	302,000	388
*	Skyworth Group Ltd.	695,340	387
	SG Micro Corp. Class A	7,650	387
*,3	Peijia Medical Ltd.	158,000	385
*	Baozun Inc. Class A	66,536	384
	China Oriental Group Co. Ltd.	1,352,000	381
	Shaanxi Coal Industry Co. Ltd. Class A	193,300	379
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,620,000	378
	China Jushi Co. Ltd. Class A	125,730	376
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	31,200	373
	NetDragon Websoft Holdings Ltd.	170,000	372
	China Everbright Ltd.	330,000	371
[3]	China New Higher Education Group Ltd.	738,000	370
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	28,672	368
	Hangzhou First Applied Material Co. Ltd. Class A	16,368	367
	China National Nuclear Power Co. Ltd. Class A	341,500	366
	Citic Pacific Special Steel Group Co. Ltd. Class A	122,910	366
[2]	Tiangong International Co. Ltd.	604,000	363
	Shenzhen Capchem Technology Co. Ltd. Class A	16,200	363

23

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Henan Shuanghui Investment & Development Co. Ltd. Class A	78,478	362
	Bank of Beijing Co. Ltd. Class A	521,200	361
	Shougang Fushan Resources Group Ltd.	1,361,524	360
*	Hainan Meilan International Airport Co. Ltd. Class H	89,000	360
[2]	Jinke Smart Services Group Co. Ltd. Class H	66,600	360
[2,3]	CSC Financial Co. Ltd. Class H	340,000	359
*	XPeng Inc. Class A	15,444	358
	Hundsun Technologies Inc. Class A	36,246	356
	China Risun Group Ltd.	584,000	356
	COSCO SHIPPING Development Co. Ltd. Class A	652,900	354
*	Guoyuan Securities Co. Ltd. Class A	304,220	352
	China Merchants Securities Co. Ltd. Class A	130,987	352
	JiuGui Liquor Co. Ltd. Class A	10,500	351
	Sinotruk Hong Kong Ltd.	252,000	348
	Chaozhou Three-Circle Group Co. Ltd. Class A	55,600	348
	Guangzhou Automobile Group Co. Ltd. Class A	128,600	348
	Jiangsu Expressway Co. Ltd. Class A	261,600	347
	TCL Technology Group Corp. Class A	363,800	345
	China BlueChemical Ltd. Class H	1,028,000	344
	Xinyi Energy Holdings Ltd.	582,000	343
	Power Construction Corp. of China Ltd. Class A	266,200	343
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	380,411	338
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	35,500	337
	Weichai Power Co. Ltd. Class A	142,300	336
	Huaxia Bank Co. Ltd. Class A	379,500	334
	Sun Art Retail Group Ltd.	568,500	333
		Shares	Market Value• ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	18,607	333
	Zhejiang Chint Electrics Co. Ltd. Class A	35,100	331
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	89,010	330
	Times China Holdings Ltd.	480,000	327
	Huayu Automotive Systems Co. Ltd. Class A	78,000	327
	Concord New Energy Group Ltd.	3,100,000	327
[2,3]	China Resources Pharmaceutical Group Ltd.	676,000	325
[2]	Zhongyu Gas Holdings Ltd.	338,000	324
	Bank of Hangzhou Co. Ltd. Class A	145,400	324
*	HUYA Inc. ADR	39,330	323
	China CITIC Bank Corp. Ltd. Class A	454,900	323
*	EHang Holdings Ltd. ADR	13,376	323
	Shandong Gold Mining Co. Ltd. Class A	103,577	321
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	116,000	318
	China Molybdenum Co. Ltd. Class A	338,200	318
	Sunwoda Electronic Co. Ltd. Class A	41,100	317
[2,3]	Zhou Hei Ya International Holdings Co. Ltd.	351,000	316
[2]	Differ Group Holding Co. Ltd.	1,312,000	316
	Lao Feng Xiang Co. Ltd. Class A	41,900	314
	Health & Happiness H&H International Holdings Ltd.	133,236	312
	Montage Technology Co. Ltd. Class A	30,642	312
	Jiangsu Expressway Co. Ltd. Class H	328,000	311
	Ausnutria Dairy Corp. Ltd.	249,000	311
	Yuexiu Transport Infrastructure Ltd.	476,000	305
[2]	Fire Rock Holdings Ltd.	968,000	305
	China Automotive Engineering Research Institute Co. Ltd. Class A	114,100	305
	Ginlong Technologies Co. Ltd. Class A	6,970	304
	Fufeng Group Ltd.	875,000	303

24

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	266,700	303
	Shenzhen Senior Technology Material Co. Ltd. Class A	36,276	303
	Shenzhen Expressway Co. Ltd. Class H	318,000	300
	Wuxi Shangji Automation Co. Ltd. Class A	6,400	300
	Seazen Holdings Co. Ltd. Class A	55,900	299
	Datang International Power Generation Co. Ltd. Class H	1,648,000	298
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	181,800	297
*	Topchoice Medical Corp. Class A	7,995	297
	Satellite Chemical Co. Ltd. Class A	48,440	295
	Jiangxi Copper Co. Ltd. Class A	80,700	294
[2,3]	China East Education Holdings Ltd.	306,500	291
	Chongqing Changan Automobile Co. Ltd. Class B	448,087	290
	Shanghai Industrial Holdings Ltd.	194,000	289
*	Brilliance China Automotive Holdings Ltd.	527,000	288
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	114,000	288
	Yuexiu REIT	658,940	287
	Maanshan Iron & Steel Co. Ltd. Class H	674,000	287
[2]	Zhaojin Mining Industry Co. Ltd. Class H	402,500	287
	CECEP Wind-Power Corp. Class A	248,900	287
*	Roshow Technology Co. Ltd. Class A	108,900	287
*	Gotion High-tech Co. Ltd. Class A	31,000	285
*	Genetron Holdings Ltd. ADR	20,640	284
	Ingenic Semiconductor Co. Ltd. Class A	13,200	284
	Sealand Securities Co. Ltd. Class A	469,570	283
	China Oilfield Services Ltd. Class A	122,225	283
		Shares	Market Value• ($000)
	C&D International Investment Group Ltd.	151,000	281
	Sinopec Engineering Group Co. Ltd. Class H	532,135	280
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,500	280
	Suzhou Maxwell Technologies Co. Ltd. Class A	2,340	280
	China Construction Bank Corp. Class A	301,800	280
	SDIC Power Holdings Co. Ltd. Class A	169,500	279
*	Sinopec Oilfield Service Corp. Class A	787,700	278
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,800	273
	Haitong Securities Co. Ltd. Class A	141,000	272
*,3	Ascentage Pharma Group International	73,100	271
	Mango Excellent Media Co. Ltd. Class A	44,026	270
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	16,200	270
	StarPower Semiconductor Ltd. Class A	4,300	270
*,2	Li Auto Inc. Class A	15,983	270
	Zhejiang NHU Co. Ltd. Class A	63,480	269
	Xiamen Faratronic Co. Ltd. Class A	8,900	269
[3]	Joinn Laboratories China Co. Ltd. Class H	20,900	269
	LB Group Co. Ltd. Class A	60,100	267
	Hengli Petrochemical Co. Ltd. Class A	77,500	267
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	54,990	267
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,000	266
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	600,000	265
*	LexinFintech Holdings Ltd. ADR	49,470	264
[2]	Tian Lun Gas Holdings Ltd.	285,500	264

25

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	China Evergrande Group	890,000	264
[3]	Genertec Universal Medical Group Co. Ltd.	349,000	263
	GEM Co. Ltd. Class A	153,900	262
	Fangda Carbon New Material Co. Ltd. Class A	156,135	262
	China SCE Group Holdings Ltd.	837,000	261
	Founder Securities Co. Ltd. Class A	204,400	261
*	Chongqing Brewery Co. Ltd. Class A	11,100	260
	Flat Glass Group Co. Ltd. Class A	30,200	260
	China Minmetals Rare Earth Co. Ltd. Class A	43,500	258
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	257
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	119,200	257
	Lonking Holdings Ltd.	877,000	256
[3]	China Renaissance Holdings Ltd.	105,800	256
	SSY Group Ltd.	534,336	254
	Zhejiang Dahua Technology Co. Ltd. Class A	74,600	254
*	China Eastern Airlines Corp. Ltd. Class A	333,500	252
	Glarun Technology Co. Ltd. Class A	109,000	252
*	Sichuan Development Lomon Co. Ltd. Class A	89,400	252
*,3	CStone Pharmaceuticals	204,000	251
	GD Power Development Co. Ltd. Class A	576,899	251
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	162,933	251
*	SOHO China Ltd.	983,000	250
	Livzon Pharmaceutical Group Inc. Class H	75,806	250
[2,3]	Viva Biotech Holdings	330,000	249
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	248
	Huadong Medicine Co. Ltd. Class A	43,130	246
	Beijing Roborock Technology Co. Ltd. Class A	1,740	246
		Shares	Market Value• ($000)
*	Xian International Medical Investment Co. Ltd. Class A	131,600	245
[3]	Orient Securities Co. Ltd. Class H	296,000	243
	China National Chemical Engineering Co. Ltd. Class A	148,500	243
	Digital China Holdings Ltd.	449,499	242
	Guosen Securities Co. Ltd. Class A	136,055	242
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	6,800	242
	Sinoma Science & Technology Co. Ltd. Class A	40,800	241
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	952,800	241
	Sichuan Swellfun Co. Ltd. Class A	12,100	239
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	6,700	239
	Tofflon Science & Technology Group Co. Ltd. Class A	36,500	238
	Shandong Nanshan Aluminum Co. Ltd. Class A	350,000	237
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	425,700	237
	Hithink RoyalFlush Information Network Co. Ltd. Class A	13,353	235
	Poly Property Group Co. Ltd.	952,000	235
	Yealink Network Technology Corp. Ltd. Class A	19,930	235
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	253,800	235
	Hualan Biological Engineering Inc. Class A	50,375	234
*	New Hope Liuhe Co. Ltd. Class A	104,100	234
	Shanghai International Port Group Co. Ltd. Class A	265,200	234
	Industrial Securities Co. Ltd. Class A	163,500	233
	West China Cement Ltd.	1,334,000	233
*	Yunnan Aluminium Co. Ltd. Class A	125,400	233
	Fujian Funeng Co. Ltd. Class A	82,865	232

26

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Metallurgical Corp. of China Ltd. Class A	367,400	232
	Sichuan Road & Bridge Co. Ltd. Class A	123,500	232
*	Kuang-Chi Technologies Co. Ltd. Class A	72,100	231
	Jiangxi Zhengbang Technology Co. Ltd. Class A	147,700	231
	Jiangsu King's Luck Brewery JSC Ltd. Class A	30,027	231
	China Reinsurance Group Corp. Class H	2,218,000	231
	CMGE Technology Group Ltd.	590,000	230
	Huaxin Cement Co. Ltd. Class B	128,100	228
	Shenzhen Changhong Technology Co. Ltd. Class A	40,600	226
	Shenzhen Topband Co. Ltd. Class A	97,600	226
	CSG Holding Co. Ltd. Class B	516,606	225
	Xianhe Co. Ltd. Class A	39,900	225
*	National Silicon Industry Group Co. Ltd. Class A	50,798	225
	BBMG Corp. Class H	1,331,000	224
	Ovctek China Inc. Class A	20,997	224
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	222
	China Overseas Grand Oceans Group Ltd.	462,500	222
	Sichuan Chuantou Energy Co. Ltd. Class A	107,400	220
	CECEP Solar Energy Co. Ltd. Class A	125,590	219
	Westone Information Industry Inc. Class A	26,500	217
	Jinko Power Technology Co. Ltd. Class A	142,500	216
	Hisense Home Appliances Group Co. Ltd. Class A	118,200	215
	Hongfa Technology Co. Ltd. Class A	18,500	214
	Lao Feng Xiang Co. Ltd. Class B	60,294	213
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	128,400	213
	Shanghai Medicilon Inc. Class A	1,861	213
		Shares	Market Value• ($000)
[2]	Jiayuan International Group Ltd.	548,000	212
	JCET Group Co. Ltd. Class A	43,900	212
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	211
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	145,470	211
*	Zhejiang Century Huatong Group Co. Ltd. Class A	182,300	211
	Q Technology Group Co. Ltd.	144,000	210
*	Sohu.com Ltd. ADR	10,354	210
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	28,400	210
	KWG Living Group Holdings Ltd.	310,750	209
	China Baoan Group Co. Ltd. Class A	63,600	209
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	6,020	208
	China Zhenhua Group Science & Technology Co. Ltd. Class A	12,800	207
	Do-Fluoride New Materials Co. Ltd. Class A	21,300	207
	China Greatwall Technology Group Co. Ltd. Class A	98,400	207
[2,3]	Simcere Pharmaceutical Group Ltd.	198,000	206
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	205
	Huizhou Desay Sv Automotive Co. Ltd. Class A	12,200	204
*,3	Ocumension Therapeutics	94,000	204
[3]	Midea Real Estate Holding Ltd.	117,800	203
	Goke Microelectronics Co. Ltd. Class A	7,700	203
	Shoucheng Holdings Ltd.	947,600	201
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	23,900	201
	Sino-Ocean Group Holding Ltd.	922,500	200
	Thunder Software Technology Co. Ltd. Class A	9,400	200
	Han's Laser Technology Industry Group Co. Ltd. Class A	29,697	199

27

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Haier Smart Home Co. Ltd. Class A	46,799	199
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	400,000	198
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	198
	Jiangsu Linyang Energy Co. Ltd. Class A	111,300	197
	YongXing Special Materials Technology Co. Ltd. Class A	11,700	196
	Shengyi Technology Co. Ltd. Class A	56,300	196
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	243,600	196
*	China Eastern Airlines Corp. Ltd. Class H	496,000	195
	Xingda International Holdings Ltd.	858,000	195
	Beijing Jingneng Clean Energy Co. Ltd. Class H	646,000	195
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	195
	Hangcha Group Co. Ltd. Class A	75,200	195
	Jiangsu Guotai International Group Co. Ltd. Class A	94,300	194
*,2,3	Mobvista Inc.	200,000	194
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	194
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	160,200	193
	Fu Jian Anjoy Foods Co. Ltd. Class A	6,100	193
*,2	Yeahka Ltd.	63,600	192
	Wuhan Guide Infrared Co. Ltd. Class A	56,168	191
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	190
	Wuhan DR Laser Technology Corp. Ltd. Class A	8,800	190
*	Chengxin Lithium Group Co. Ltd. Class A	21,000	190
	Joinn Laboratories China Co. Ltd. Class A	7,560	189
[2]	Huadian Power International Corp. Ltd. Class H	510,000	188
		Shares	Market Value• ($000)
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	64,600	188
	China Harmony New Energy Auto Holding Ltd.	365,000	187
*	DouYu International Holdings Ltd. ADR	59,347	187
	Zhejiang Juhua Co. Ltd. Class A	76,900	187
	XCMG Construction Machinery Co. Ltd. Class A	194,600	186
	Beijing New Building Materials plc Class A	42,100	186
	Vats Liquor Chain Store Management JSC Ltd.	30,100	185
	Jiangsu Azure Corp. Class A	54,700	185
	Tong Ren Tang Technologies Co. Ltd. Class H	259,000	184
	Sieyuan Electric Co. Ltd. Class A	28,400	184
	AVIC Electromechanical Systems Co. Ltd. Class A	77,600	184
*	Zhihu Inc. ADR	22,277	184
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	48,800	182
*	Jilin Electric Power Co. Ltd. Class A	153,700	182
	Huaneng Power International Inc. Class A	150,400	181
	Tongkun Group Co. Ltd. Class A	58,000	181
*	Spring Airlines Co. Ltd. Class A	19,800	181
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	181
	Rongsheng Petrochemical Co. Ltd. Class A	66,900	180
*	Shanxi Meijin Energy Co. Ltd. Class A	102,000	180
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	179
	Shanghai Industrial Urban Development Group Ltd.	2,083,200	179
	Inspur Electronic Information Industry Co. Ltd. Class A	36,912	179

28

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Lepu Medical Technology Beijing Co. Ltd. Class A	53,900	179
	China Merchants Land Ltd.	1,598,000	179
	Ningbo Tuopu Group Co. Ltd. Class A	21,800	178
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	21,700	178
	Gemdale Corp. Class A	111,700	177
	Angel Yeast Co. Ltd. Class A	20,300	177
	Chengdu Leejun Industrial Co. Ltd. Class A	98,500	177
*	Lingyi iTech Guangdong Co. Class A	169,000	176
	Greatview Aseptic Packaging Co. Ltd.	426,000	175
	Jizhong Energy Resources Co. Ltd. Class A	179,100	175
	CTS International Logistics Corp. Ltd. Class A	90,900	175
[2]	Shandong Chenming Paper Holdings Ltd. Class H	360,750	174
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	17,500	174
*	Guanghui Energy Co. Ltd. Class A	168,300	174
[2]	China Aoyuan Group Ltd.	437,000	173
	ENN Natural Gas Co. Ltd. Class A	60,100	173
	Everbright Securities Co. Ltd. Class A	72,700	173
*	Burning Rock Biotech Ltd. ADR	12,310	173
*	Tianshan Aluminum Group Co. Ltd. Class A	131,700	173
	Dawning Information Industry Co. Ltd. Class A	40,400	173
	Shanghai Bailian Group Co. Ltd. Class B	193,500	172
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	9,600	172
	Shanghai Electric Group Co. Ltd. Class A	232,100	172
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	41,100	172
		Shares	Market Value• ($000)
	Guangdong Dowstone Technology Co. Ltd. Class A	37,900	171
	Telling Telecommunication Holding Co. Ltd. Class A	45,600	170
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	83,800	170
[2,3]	China Yuhua Education Corp. Ltd.	376,000	170
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	169
*	Sichuan New Energy Power Co. Ltd.	38,000	169
	Jafron Biomedical Co. Ltd. Class A	20,770	168
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	125,900	168
	Kehua Data Co. Ltd. Class A	27,500	168
	Zhuguang Holdings Group Co. Ltd.	762,000	167
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	167
	Livzon Pharmaceutical Group Inc. Class A	30,300	166
	China Merchants Energy Shipping Co. Ltd. Class A	232,560	166
	Bank of Chongqing Co. Ltd. Class H	295,500	166
	TCL Electronics Holdings Ltd.	304,333	165
	Xiamen Tungsten Co. Ltd. Class A	46,600	165
	China Dongxiang Group Co. Ltd.	1,565,000	164
*	Gaotu Techedu Inc. ADR	55,673	164
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	56,800	164
	Longshine Technology Group Co. Ltd. Class A	32,400	164
	Sinomine Resource Group Co. Ltd. Class A	17,100	164
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	29,600	163
	Shenzhen Kedali Industry Co. Ltd. Class A	6,000	163

29

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yonghui Superstores Co. Ltd. Class A	264,300	163
	Beijing GeoEnviron Engineering & Technology Inc. Class A	64,090	163
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	2,736	163
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	7,305	163
	Yanlord Land Group Ltd.	194,600	162
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	141,000	162
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	161
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	24,500	161
	Huadian Power International Corp. Ltd. Class A	234,000	161
	AVICOPTER plc Class A	16,400	161
*	Suning.com Co. Ltd. Class A	229,700	160
	CGN Power Co. Ltd. Class A	349,900	160
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	222,700	160
*	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	159
	QuakeSafe Technologies Co. Ltd. Class A	10,300	159
	Shenghe Resources Holding Co. Ltd. Class A	49,000	156
	Zhongjin Gold Corp. Ltd. Class A	120,700	156
	Sunresin New Materials Co. Ltd. Class A	12,700	156
	Bethel Automotive Safety Systems Co. Ltd. Class A	16,400	155
	Beijing United Information Technology Co. Ltd.	8,845	155
[1]	PAX Global Technology Ltd.	222,000	154
*	OneConnect Financial Technology Co. Ltd. ADR	48,695	154
	Dongxing Securities Co. Ltd. Class A	89,900	154
	COSCO SHIPPING Development Co. Ltd. Class H	793,000	154
		Shares	Market Value• ($000)
	Luxi Chemical Group Co. Ltd. Class A	60,000	154
	Shenzhen Tellus Holding Co. Ltd. Class A	70,125	154
	Datang International Power Generation Co. Ltd. Class A	361,800	154
	Zhejiang Longsheng Group Co. Ltd. Class A	79,000	154
	Zhejiang HangKe Technology Inc. Co. Class A	9,491	154
	Central China Management Co. Ltd.	1,000,000	154
	Changjiang Securities Co. Ltd. Class A	135,520	153
*,2	Kaisa Group Holdings Ltd.	990,262	152
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	152
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	152
	Hisense Home Appliances Group Co. Ltd. Class H	141,000	151
	Huafon Chemical Co. Ltd. Class A	81,100	151
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	150
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	25,857	150
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	150
	Western Superconducting Technologies Co. Ltd. Class A	12,345	150
	Gongniu Group Co. Ltd. Class A	6,100	150
	Sichuan Shuangma Cement Co. Ltd. Class A	47,700	149
	YTO Express Group Co. Ltd. Class A	65,400	149
	Beijing Tiantan Biological Products Corp. Ltd. Class A	32,739	148
	Tongling Nonferrous Metals Group Co. Ltd. Class A	254,100	147
	Unisplendour Corp. Ltd. Class A	33,740	146
	Zhefu Holding Group Co. Ltd. Class A	130,600	146

30

Total World Stock Index Fund
		Shares	Market Value• ($000)
	By-health Co. Ltd. Class A	36,600	146
	Ningxia Baofeng Energy Group Co. Ltd. Class A	63,700	146
	Shandong Linglong Tyre Co. Ltd. Class A	26,400	146
*	Youdao Inc. ADR	11,928	146
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	19,500	146
*,2	Comba Telecom Systems Holdings Ltd.	522,039	145
	Shandong Chenming Paper Holdings Ltd. Class B	320,300	145
	SDIC Capital Co. Ltd. Class A	112,936	145
	China Shineway Pharmaceutical Group Ltd.	150,000	144
	GRG Banking Equipment Co. Ltd. Class A	88,897	144
	SooChow Securities Co. Ltd. Class A	108,160	143
	Bank of Jiangsu Co. Ltd. Class A	145,800	143
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	228,000	142
	Sangfor Technologies Inc. Class A	4,500	142
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	176,900	142
	Sailun Group Co. Ltd. Class A	68,100	142
	Raytron Technology Co. Ltd. Class A	12,578	142
*,2,3	JD Logistics Inc.	36,127	142
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	5,800	142
	LianChuang Electronic Technology Co. Ltd. Class A	44,500	141
	Songcheng Performance Development Co. Ltd. Class A	64,640	141
	Proya Cosmetics Co. Ltd. Class A	4,500	141
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	141
	Xiamen Xiangyu Co. Ltd. Class A	116,103	141
		Shares	Market Value• ($000)
	Jiangsu Yangnong Chemical Co. Ltd. Class A	7,600	140
	China Express Airlines Co. Ltd. Class A	81,473	140
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	30,200	140
	Nanjing Securities Co. Ltd. Class A	91,700	139
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	38,100	138
	Foxconn Industrial Internet Co. Ltd. Class A	77,900	138
	Winall Hi-Tech Seed Co. Ltd. Class A	31,700	138
	Kangji Medical Holdings Ltd.	120,500	137
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	14,352	137
	Tianshui Huatian Technology Co. Ltd. Class A	68,000	137
	Tianma Microelectronics Co. Ltd. Class A	71,200	137
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	49,500	137
	Beijing Shiji Information Technology Co. Ltd. Class A	36,960	137
	CSC Financial Co. Ltd. Class A	31,100	137
*	Huazhu Group Ltd.	29,610	137
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	41,400	136
	Jiangsu Yoke Technology Co. Ltd. Class A	11,400	136
	China Coal Energy Co. Ltd. Class A	124,100	136
*	Youngy Co. Ltd. Class A	7,800	136
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	134
*	Tuya Inc. ADR	20,616	134
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	67,100	133
	Shenzhen Energy Group Co. Ltd. Class A	104,400	133
	Avary Holding Shenzhen Co. Ltd. Class A	24,400	133

31

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	132
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	132
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	110,100	132
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	17,700	132
[2,3]	Archosaur Games Inc.	111,000	132
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	26,200	131
	Dong-E-E-Jiao Co. Ltd. Class A	20,500	130
	China International Marine Containers Group Co. Ltd. Class A	47,200	130
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	130
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	130
[3]	AK Medical Holdings Ltd.	124,000	129
	Hefei Meiya Optoelectronic Technology Inc. Class A	20,200	128
	Feitian Technologies Co. Ltd. Class A	63,700	128
*	Beijing Shougang Co. Ltd. Class A	142,500	128
	China Resources Medical Holdings Co. Ltd.	182,090	128
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	128
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	15,800	128
	China Foods Ltd.	332,000	127
	Hangjin Technology Co. Ltd. Class A	23,800	127
	Shanghai Electric Power Co. Ltd. Class A	73,300	127
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	126
[2]	Zhenro Properties Group Ltd.	265,000	126
	Nanjing Hanrui Cobalt Co. Ltd. Class A	10,200	126
	Shenzhen SC New Energy Technology Corp. Class A	7,100	126
		Shares	Market Value• ($000)
	Riyue Heavy Industry Co. Ltd. Class A	20,600	126
	Sinolink Securities Co. Ltd. Class A	75,200	126
*,3	Meitu Inc.	578,500	126
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	16,770	125
	Yuzhou Group Holdings Co. Ltd.	1,147,164	125
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	39,350	125
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	9,600	125
	China Kepei Education Group Ltd.	226,000	125
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	125
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	43,340	125
	Weifu High-Technology Group Co. Ltd. Class A	40,800	124
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,887	124
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	27,300	124
	Shanghai Jahwa United Co. Ltd. Class A	16,600	124
	CSG Holding Co. Ltd. Class A	86,700	123
	Tianjin Guangyu Development Co. Ltd. Class A	46,900	123
	Youngor Group Co. Ltd. Class A	122,100	123
	Skshu Paint Co. Ltd. Class A	7,000	122
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	64,200	122
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	122
	All Winner Technology Co. Ltd. Class A	12,200	121
	Weihai Guangwei Composites Co. Ltd. Class A	11,440	121
	Bank of Changsha Co. Ltd. Class A	96,300	121
	Liaoning Cheng Da Co. Ltd. Class A	38,000	121

32

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	121
	Sichuan Expressway Co. Ltd. Class A	215,200	121
	China Lilang Ltd.	210,000	120
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	120
	Wolong Electric Group Co. Ltd. Class A	52,100	120
	Jointown Pharmaceutical Group Co. Ltd. Class A	56,200	119
	Fangda Special Steel Technology Co. Ltd. Class A	102,800	119
	Shanghai Wanye Enterprises Co. Ltd. Class A	24,500	119
	Ningbo Joyson Electronic Corp. Class A	42,800	119
	Hunan Valin Steel Co. Ltd. Class A	141,000	118
[2]	China Modern Dairy Holdings Ltd.	626,500	118
	Addsino Co. Ltd. Class A	49,300	118
[2,3]	Everbright Securities Co. Ltd. Class H	150,600	118
	Intco Medical Technology Co. Ltd. Class A	14,625	118
*	Guangdong HEC Technology Holding Co. Ltd. Class A	71,200	118
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	107,600	118
	Sinopec Kantons Holdings Ltd.	308,000	117
*	China High Speed Transmission Equipment Group Co. Ltd.	151,000	117
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	24,450	117
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	117
	Southwest Securities Co. Ltd. Class A	155,100	117
	Jiangsu Zhongtian Technology Co. Ltd. Class A	74,300	117
	Zhejiang Dingli Machinery Co. Ltd. Class A	10,934	117
		Shares	Market Value• ($000)
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	34,600	117
*	Hunan Gold Corp. Ltd. Class A	68,600	116
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	116
	Perfect World Co. Ltd. Class A	42,950	116
	Bafang Electric Suzhou Co. Ltd. Class A	3,100	116
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	20,400	116
*	CanSino Biologics Inc. Class A	2,713	116
	Oppein Home Group Inc. Class A	5,800	115
	Kingfa Sci & Tech Co. Ltd. Class A	62,900	115
	Greenland Holdings Corp. Ltd. Class A	178,815	115
	Kaishan Group Co. Ltd. Class A	40,700	115
*	GCL System Integration Technology Co. Ltd. Class A	181,900	115
*	BEST Inc. ADR	70,614	114
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	114
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	21,000	114
	BOC International China Co. Ltd. Class A	54,800	114
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	26,100	113
	Huaibei Mining Holdings Co. Ltd. Class A	57,100	113
*	INKON Life Technology Co. Ltd. Class A	49,900	113
	Advanced Technology & Materials Co. Ltd. Class A	83,800	112
	Huagong Tech Co. Ltd. Class A	24,900	112
	An Hui Wenergy Co. Ltd. Class A	162,200	111
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	111

33

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	13,900	111
	Skyfame Realty Holdings Ltd.	942,000	111
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	111
	Fujian Sunner Development Co. Ltd. Class A	31,200	110
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	110
	First Capital Securities Co. Ltd. Class A	102,900	110
	Jason Furniture Hangzhou Co. Ltd. Class A	11,300	110
	Anhui Anke Biotechnology Group Co. Ltd. Class A	57,000	109
*	Yunnan Tin Co. Ltd. Class A	42,400	109
	Ninestar Corp. Class A	19,100	109
	Jinneng Science&Technology Co. Ltd. Class A	49,200	109
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	109
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	109
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	41,800	109
	Zhejiang China Commodities City Group Co. Ltd. Class A	143,100	109
	Xiamen ITG Group Corp. Ltd. Class A	100,000	108
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	48,800	108
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	108
	Winning Health Technology Group Co. Ltd. Class A	54,600	108
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	61,740	108
	Grandblue Environment Co. Ltd. Class A	31,200	108
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	107
		Shares	Market Value• ($000)
*,1	Hi Sun Technology China Ltd.	792,000	107
	Joyoung Co. Ltd. Class A	29,337	107
*	Suning Universal Co. Ltd. Class A	142,700	107
	Beijing Dabeinong Technology Group Co. Ltd. Class A	80,000	107
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	23,500	107
	Hunan Aihua Group Co. Ltd. Class A	19,200	107
	Shanghai Haohai Biological Technology Co. Ltd. Class A	4,400	107
	Daan Gene Co. Ltd. Class A	35,360	106
	Beijing Originwater Technology Co. Ltd. Class A	97,800	106
	Sino-Platinum Metals Co. Ltd. Class A	29,640	106
	Shandong Sun Paper Industry JSC Ltd. Class A	58,800	105
	Western Securities Co. Ltd. Class A	87,300	105
*	Chengzhi Co. Ltd. Class A	47,400	105
	JNBY Design Ltd.	63,000	105
	Bank of Guiyang Co. Ltd. Class A	99,500	105
	Harbin Electric Co. Ltd. Class H	246,000	104
	Sinofert Holdings Ltd.	668,000	104
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	23,000	104
	Chongqing Water Group Co. Ltd. Class A	117,945	104
	Wuhu Token Science Co. Ltd. Class A	64,400	103
	Beijing Enlight Media Co. Ltd. Class A	70,600	103
	Xiamen Kingdomway Group Co. Class A	21,600	103
	Xinjiang Tianshan Cement Co. Ltd. Class A	47,800	102
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	102
	Fibocom Wireless Inc. Class A	14,110	102
	Shenzhen Gas Corp. Ltd. Class A	71,700	102
	Shenzhen Kaifa Technology Co. Ltd. Class A	43,700	101

34

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hesteel Co. Ltd. Class A	263,800	101
	Chacha Food Co. Ltd. Class A	11,200	100
	Beijing Shunxin Agriculture Co. Ltd. Class A	19,699	100
	Victory Giant Technology Huizhou Co. Ltd. Class A	24,200	100
	CNOOC Energy Technology & Services Ltd. Class A	221,900	100
	Yutong Bus Co. Ltd. Class A	56,700	100
	Haohua Chemical Science & Technology Co. Ltd. Class A	19,700	100
	Zhongtai Securities Co. Ltd. Class A	69,100	100
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	99
*	NavInfo Co. Ltd. Class A	54,100	99
	Wanxiang Qianchao Co. Ltd. Class A	105,400	99
	Hengyi Petrochemical Co. Ltd. Class A	58,000	99
	MLS Co. Ltd. Class A	45,400	99
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	99
	Sinofibers Technology Co. Ltd. Class A	11,200	99
*,3	Red Star Macalline Group Corp. Ltd. Class H	176,455	99
	Hubei Energy Group Co. Ltd. Class A	126,000	98
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	98
	SGIS Songshan Co. Ltd. Class A	141,400	98
	Shanghai Weaver Network Co. Ltd. Class A	9,720	98
	Jinduicheng Molybdenum Co. Ltd. Class A	86,200	98
	Zhejiang Crystal-Optech Co. Ltd. Class A	39,500	97
	Yunda Holding Co. Ltd. Class A	33,146	97
	Shanghai Environment Group Co. Ltd. Class A	53,500	97
	China Zheshang Bank Co. Ltd. Class A	179,900	97
		Shares	Market Value• ($000)
	Dongfang Electric Corp. Ltd. Class A	34,300	97
*,1	China Zhongwang Holdings Ltd.	442,800	96
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	119,700	96
*	Zhongtian Financial Group Co. Ltd. Class A	245,300	96
*	Guosheng Financial Holding Inc. Class A	65,600	96
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	87,500	96
	Quectel Wireless Solutions Co. Ltd. Class A	3,380	95
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	95
	DHC Software Co. Ltd. Class A	87,269	95
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,600	95
	Tianfeng Securities Co. Ltd. Class A	154,294	95
	Humanwell Healthcare Group Co. Ltd. Class A	29,000	95
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	94
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	94
*	BTG Hotels Group Co. Ltd. Class A	24,600	94
	Guangdong Tapai Group Co. Ltd. Class A	59,300	93
	First Tractor Co. Ltd. Class H	184,000	93
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	56,300	93
	Leyard Optoelectronic Co. Ltd. Class A	63,400	93
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	93
	Anhui Xinhua Media Co. Ltd. Class A	127,000	93
	China National Software & Service Co. Ltd. Class A	11,600	93
	Chengtun Mining Group Co. Ltd. Class A	57,900	93

35

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Cfmoto Power Co. Ltd. Class A	3,700	93
	Jinke Properties Group Co. Ltd. Class A	132,700	92
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	138,200	92
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	92
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	92
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	32,200	92
	Dongjiang Environmental Co. Ltd. Class A	86,300	92
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	81,640	92
	AVIC Industry-Finance Holdings Co. Ltd. Class A	151,600	92
	Wangfujing Group Co. Ltd. Class A	19,200	92
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	91
*	Jiangsu Hoperun Software Co. Ltd. Class A	22,200	91
	FAW Jiefang Group Co. Ltd. Class A	55,600	91
*,3	Maoyan Entertainment	75,600	91
	Shenzhen Goodix Technology Co. Ltd. Class A	5,642	90
	Shaanxi International Trust Co. Ltd. Class A	185,400	90
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	51,400	90
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	90
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	14,600	90
	East Group Co. Ltd. Class A	55,600	90
	Topsec Technologies Group Inc. Class A	31,400	90
		Shares	Market Value• ($000)
	Shandong Pharmaceutical Glass Co. Ltd. Class A	17,000	90
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	160,200	90
	Xiamen Meiya Pico Information Co. Ltd. Class A	37,200	89
	Chongqing Rural Commercial Bank Co. Ltd. Class A	149,400	89
	China National Medicines Corp. Ltd. Class A	18,600	89
	Shanghai Belling Co. Ltd. Class A	18,900	89
*	Offcn Education Technology Co. Ltd. Class A	53,900	88
	Shenzhen Sunway Communication Co. Ltd. Class A	23,700	88
	Yunnan Copper Co. Ltd. Class A	42,400	88
	Xiamen C & D Inc. Class A	70,200	88
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	53,800	87
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	87
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	87
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	87
	Shanghai Construction Group Co. Ltd. Class A	170,500	87
	Sinoma International Engineering Co. Class A	53,400	87
*	Shenzhen MTC Co. Ltd. Class A	111,700	86
*	China CAMC Engineering Co. Ltd. Class A	84,700	86
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	86
	Shanxi Securities Co. Ltd. Class A	87,770	86
*	SPIC Dongfang New Energy Corp. Class A	117,800	86
	C&S Paper Co. Ltd. Class A	32,400	86

36

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China South Publishing & Media Group Co. Ltd. Class A	66,900	86
	Shenergy Co. Ltd. Class A	88,900	86
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	86
[3]	Cathay Media And Education Group Inc.	210,000	86
	Nanjing Iron & Steel Co. Ltd. Class A	154,100	85
	Sansteel Minguang Co. Ltd. Fujian Class A	79,600	85
*,2	China Maple Leaf Educational Systems Ltd.	528,000	85
	Guangzhou Haige Communications Group Inc. Co Class A	57,400	85
	China Merchants Property Operation & Service Co. Ltd. Class A	40,430	85
	Sanquan Food Co. Ltd. Class A	28,160	85
	Ningbo Zhoushan Port Co. Ltd. Class A	144,600	85
	China World Trade Center Co. Ltd. Class A	39,900	85
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	85
	Shanghai Jin Jiang Capital Co. Ltd. Class H	372,000	84
	IKD Co. Ltd. Class A	39,200	84
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	84
	Anhui Expressway Co. Ltd. Class A	92,100	84
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	92,800	83
	Kunlun Tech Co. Ltd. Class A	28,400	83
	Risen Energy Co. Ltd. Class A	22,300	83
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	12,700	83
*	China Tianying Inc. Class A	112,100	83
	Guizhou Gas Group Corp. Ltd. Class A	53,700	83
	Zhongliang Holdings Group Co. Ltd.	179,500	83
		Shares	Market Value• ($000)
	Beijing North Star Co. Ltd. Class A	238,800	83
	Amoy Diagnostics Co. Ltd. Class A	6,500	82
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	62,157	82
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	30,600	82
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	16,100	82
	ChemPartner PharmaTech Co. Ltd. Class A	36,000	82
	Hainan Poly Pharm Co. Ltd. Class A	10,725	82
	Offshore Oil Engineering Co. Ltd. Class A	112,800	82
	Yintai Gold Co. Ltd. Class A	58,660	81
*	Holitech Technology Co. Ltd. Class A	160,300	81
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	81
*	Guangdong Golden Dragon Development Inc. Class A	32,500	81
	Jiangxi Wannianqing Cement Co. Ltd. Class A	45,300	81
	Central China Securities Co. Ltd. Class A	113,100	81
	Times Neighborhood Holdings Ltd.	170,615	80
	Tibet Tianlu Co. Ltd. Class A	80,700	80
	Hytera Communications Corp. Ltd. Class A	90,200	80
	TongFu Microelectronics Co. Ltd. Class A	25,700	80
	Shennan Circuits Co. Ltd. Class A	5,740	80
	COFCO Capital Holdings Co. Ltd. Class A	62,300	80
	Guolian Securities Co. Ltd. Class A	42,200	80
*	Pacific Securities Co Ltd./The/China Class A	164,900	80
	Eastern Communications Co. Ltd. Class B	175,800	79
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	61,773	79
	Newland Digital Technology Co. Ltd. Class A	33,399	79

37

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Northeast Securities Co. Ltd. Class A	58,700	79
	Sino Wealth Electronic Ltd. Class A	8,250	79
	Zhongji Innolight Co. Ltd. Class A	15,300	79
	Zhongyuan Environment-Protection Co. Ltd. Class A	83,600	79
	China Great Wall Securities Co. Ltd. Class A	44,200	79
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	11,900	79
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	33,250	78
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	78
	COFCO Biotechnology Co. Ltd. Class A	46,600	78
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	78
	Xuji Electric Co. Ltd. Class A	25,200	78
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	6,597	78
	Huaan Securities Co. Ltd. Class A	97,760	78
	Estun Automation Co. Ltd. Class A (XSEC)	18,600	77
*	Sinopec Oilfield Service Corp. Class H	806,000	77
	Wuxi Boton Technology Co. Ltd. Class A	21,400	77
	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	77
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	4,500	77
	Zhejiang Medicine Co. Ltd. Class A	31,000	77
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	77
[3]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class H	46,000	77
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	77
		Shares	Market Value• ($000)
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	15,600	77
	Consun Pharmaceutical Group Ltd.	178,000	76
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	76
*	Dazhong Transportation Group Co. Ltd. Class B	264,350	76
*	Yatsen Holding Ltd. ADR	26,980	76
	Shenzhen Desay Battery Technology Co. Class A	11,455	76
	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	76
	Infore Environment Technology Group Co. Ltd. Class A	78,200	76
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	76
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	75
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	34,080	75
	Financial Street Holdings Co. Ltd. Class A	81,700	75
	China West Construction Group Co. Ltd. Class A	67,200	75
	Guangdong Hongda Blasting Co. Ltd. Class A	17,500	75
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	75
	Hangzhou Dptech Technologies Co. Ltd. Class A	11,600	75
	Hongta Securities Co. Ltd. Class A	42,900	75
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	75
*	LVGEM China Real Estate Investment Co. Ltd.	332,000	75
	Shanghai M&G Stationery Inc. Class A	7,600	75
	NanJi E-Commerce Co. Ltd. Class A	66,500	74
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	74

38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	56,600	74
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	74
	Tianli Education International Holdings Ltd.	358,000	74
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	74
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	74
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	74
	Ronshine China Holdings Ltd.	182,500	74
[3]	Redco Properties Group Ltd.	238,000	73
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	73
	Sinocare Inc. Class A	19,800	73
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	37,100	73
	Hubei Dinglong Co. Ltd. Class A	23,400	73
	Sai Micro Electronics Inc. Class A	19,900	73
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	8,400	73
	ZheJiang Dali Technology Co. Ltd. Class A	24,720	73
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	44,900	73
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	32,100	73
	Greattown Holdings Ltd. Class A	131,500	73
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	28,900	73
	Shanghai Haixin Group Co. Class B	210,800	72
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	72
	Zhejiang Huace Film & Television Co. Ltd. Class A	81,100	72
	Valiant Co. Ltd. Class A	22,500	72
		Shares	Market Value• ($000)
	Tibet Summit Resources Co. Ltd. Class A	15,000	72
	Shandong Hi-speed Co. Ltd. Class A	85,500	72
	Hexing Electrical Co. Ltd. Class A	39,100	72
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	71
	Chaowei Power Holdings Ltd.	240,000	71
	Beijing Yanjing Brewery Co. Ltd. Class A	68,900	71
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,600	71
	Laobaixing Pharmacy Chain JSC Class A	10,220	70
	Fujian Star-net Communication Co. Ltd. Class A	20,600	70
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	70
	OFILM Group Co. Ltd. Class A	59,800	70
	Henan Shenhuo Coal & Power Co. Ltd. Class A	47,400	70
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	70
	Shanxi Coking Co. Ltd. Class A	65,390	70
	Anhui Expressway Co. Ltd. Class H	116,000	69
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	69
	Yotrio Group Co. Ltd. Class A	127,800	69
*	Beijing Ultrapower Software Co. Ltd. Class A	77,900	69
	Huaxin Cement Co. Ltd. Class A	26,100	68
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	68
	YGSOFT Inc. Class A	63,960	68
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	107,100	68
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	68
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	68
	Eoptolink Technology Inc. Ltd Class A	15,262	68

39

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Juewei Food Co. Ltd. Class A	6,600	68
*	Bank of Zhengzhou Co. Ltd. Class A	128,150	68
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	68
	Shanghai AJ Group Co. Ltd. Class A	67,600	68
*	Tongda Group Holdings Ltd.	2,100,439	67
	Beijing SL Pharmaceutical Co. Ltd. Class A	46,500	67
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	67
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	67
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	24,800	67
*	Cinda Real Estate Co. Ltd. Class A	133,900	67
	Wens Foodstuffs Group Co. Ltd. Class A	25,560	66
	Weifu High-Technology Group Co. Ltd. Class B	34,600	66
*	So-Young International Inc. ADR	16,711	66
*	Beijing Jetsen Technology Co. Ltd. Class A	102,600	66
	Shanghai Pret Composites Co. Ltd. Class A	38,400	66
	Konka Group Co. Ltd. Class A	75,700	66
	Huaxi Securities Co. Ltd. Class A	47,000	66
	Bright Dairy & Food Co. Ltd. Class A	30,100	66
	State Grid Information & Communication Co. Ltd. Class A	27,900	66
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	11,000	65
	Vatti Corp. Ltd. Class A	69,700	64
	B-Soft Co. Ltd. Class A	50,960	64
	Bank of Chengdu Co. Ltd. Class A	32,000	64
	Qianhe Condiment and Food Co. Ltd. Class A	16,680	64
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	64
		Shares	Market Value• ($000)
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	64
	Chongqing Dima Industry Co. Ltd. Class A	177,600	64
	Henan Zhongyuan Expressway Co. Ltd. Class A	130,439	64
	Zhejiang Supor Co. Ltd. Class A	7,595	63
	Dian Diagnostics Group Co. Ltd. Class A	12,600	63
*	Bohai Leasing Co. Ltd. Class A	154,100	63
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	24,900	63
[1]	Fantasia Holdings Group Co. Ltd.	861,000	62
	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	62
	ORG Technology Co. Ltd. Class A	59,500	62
	Haisco Pharmaceutical Group Co. Ltd. Class A	23,700	62
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	62
*	Alpha Group Class A	79,000	62
	Dare Power Dekor Home Co. Ltd. Class A	33,800	62
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	62
*	Zheshang Securities Co. Ltd. Class A	32,100	62
	Shenzhen Kinwong Electronic Co. Ltd. Class A	15,300	62
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	61
*	Genimous Technology Co. Ltd. Class A	64,200	61
	Betta Pharmaceuticals Co. Ltd. Class A	4,900	61
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,100	61
*	TangShan Port Group Co. Ltd. Class A	145,900	61
	Shanying International Holding Co. Ltd. Class A	119,600	61
	Autobio Diagnostics Co. Ltd. Class A	7,020	60

40

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	91,264	60
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	23,800	60
	Beibuwan Port Co. Ltd. Class A	51,700	60
	Shenzhen Megmeet Electrical Co. Ltd. Class A	12,500	60
[2]	Perennial Energy Holdings Ltd.	295,000	60
*	Guangshen Railway Co. Ltd. Class H	336,000	59
	Accelink Technologies Co. Ltd. Class A	17,300	59
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	102,100	59
	Shandong Chenming Paper Holdings Ltd. Class A	53,600	59
	Zhejiang Hailiang Co. Ltd. Class A	36,000	59
*	Guangshen Railway Co. Ltd. Class A	177,800	59
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	59
*	Baidu Inc. Class A	2,888	59
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	5,611	59
	China South City Holdings Ltd.	778,000	58
	WUS Printed Circuit Kunshan Co. Ltd. Class A	36,080	58
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	27,200	58
	Leo Group Co. Ltd. Class A	162,800	58
*	STO Express Co. Ltd. Class A	48,400	58
	Greenland Hong Kong Holdings Ltd.	275,000	58
*,3	Ascletis Pharma Inc.	167,000	58
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	52,800	58
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	58
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,800	58
*	Shenzhen Airport Co. Ltd. Class A	48,400	57
		Shares	Market Value• ($000)
	Taiji Computer Corp. Ltd. Class A	13,019	57
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	73,500	57
*	Huafu Fashion Co. Ltd. Class A	82,600	57
	5I5J Holding Group Co. Ltd. Class A	123,300	57
	People.cn Co. Ltd. Class A	27,700	57
	Luenmei Quantum Co. Ltd. Class A	43,800	57
	Anhui Kouzi Distillery Co. Ltd. Class A	5,900	56
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	58,600	56
	Jiangxi Bank Co. Ltd. Class H	126,500	56
	BGI Genomics Co. Ltd. Class A	4,000	56
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	56
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	55
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	55
	Zhongfu Information Inc. Class A	9,900	55
	Camel Group Co. Ltd. Class A	26,910	55
*	Markor International Home Furnishings Co. Ltd. Class A	104,000	55
*	Autohome Inc. Class A	5,444	55
	Maccura Biotechnology Co. Ltd. Class A	12,500	54
[3]	Qingdao Port International Co. Ltd. Class H	108,000	54
*	Huangshan Tourism Development Co. Ltd. Class B	77,426	54
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	45,090	54
	Beijing Sinnet Technology Co. Ltd. Class A	26,100	54
*	CITIC Guoan Information Industry Co. Ltd. Class A	153,300	54
	CNHTC Jinan Truck Co. Ltd. Class A	25,900	54
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	29,500	54

41

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	7,000	54
	Juneyao Airlines Co. Ltd. Class A	21,400	53
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	51,900	53
	Guangdong South New Media Co. Ltd. Class A	7,200	53
*	C&D Property Management Group Co. Ltd.	94,000	53
	Beijing Capital Development Co. Ltd. Class A	68,400	53
*	Gree Real Estate Co. Ltd. Class A	50,900	53
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	107,000	52
	China National Accord Medicines Corp. Ltd. Class B	20,760	52
	Hangzhou Century Co. Ltd. Class A	53,600	52
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	37,500	52
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	52
	Nanjing Yunhai Special Metals Co. Ltd. Class A	18,300	52
[2,3]	China Everbright Greentech Ltd.	149,000	52
	Yusys Technologies Co. Ltd. Class A	18,080	52
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	30,100	52
	Edifier Technology Co. Ltd. Class A	29,474	52
*	China Fortune Land Development Co. Ltd. Class A	91,087	52
	Shanghai Chinafortune Co. Ltd. Class A	25,900	52
	Digital China Group Co. Ltd. Class A	22,200	52
	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	51
*	Hanergy Thin Film Pow Group Ltd.	1,810,000	51
	Yango Group Co. Ltd. Class A	100,500	51
		Shares	Market Value• ($000)
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	83,700	51
	Caitong Securities Co. Ltd. Class A	31,900	51
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	33,100	51
	Liaoning Port Co. Ltd. Class A	191,500	51
*	Youzu Interactive Co. Ltd. Class A	24,100	50
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	50
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	50
	Guocheng Mining Co. Ltd. Class A	30,854	48
	Jiangsu Shagang Co. Ltd. Class A	48,800	47
	YanTai Shuangta Food Co. Ltd. Class A	32,900	47
*	Ourpalm Co. Ltd. Class A	77,300	47
*,2,3	Koolearn Technology Holding Ltd.	87,500	47
	China Meheco Co. Ltd. Class A	27,000	47
	Shanghai Shimao Co. Ltd. Class A	95,800	47
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	47
	China National Accord Medicines Corp. Ltd. Class A	8,800	46
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	167,276	46
*	China Fangda Group Co. Ltd. Class B	122,000	46
	Blue Sail Medical Co. Ltd. Class A	20,400	46
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	71,630	46
*	Shengda Resources Co. Ltd. Class A	25,100	45
	Tech-Bank Food Co. Ltd. Class A	45,920	45
	Wuxi Taiji Industry Co. Ltd. Class A	36,200	45
	Qingling Motors Co. Ltd. Class H	194,000	44
	Hebei Chengde Lolo Co. Class A	27,440	44
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	41,500	44
	IReader Technology Co. Ltd. Class A	14,800	44
	Anhui Genuine New Materials Co. Ltd. Class A	12,400	44

42

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tongdao Liepin Group	30,600	44
*,2,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	92,800	43
	INESA Intelligent Tech Inc. Class B	98,400	43
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	43
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	19,800	43
	Shanghai Yaoji Technology Co. Ltd. Class A	16,400	43
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	43
	Shanghai Huayi Group Co. Ltd. Class B	63,200	42
*	Beijing Watertek Information Technology Co. Ltd. Class A	80,700	42
	Shanghai AtHub Co. Ltd. Class A	8,540	42
	Jiajiayue Group Co. Ltd. Class A	18,300	42
	Shenzhen Leaguer Co. Ltd. Class A	30,200	42
*	Orient Group Inc. Class A	92,500	42
	CPMC Holdings Ltd.	83,000	41
	Shandong Humon Smelting Co. Ltd. Class A	23,000	41
	Hebei Construction Group Corp. Ltd. Class H	160,500	41
[2]	Colour Life Services Group Co. Ltd.	235,000	41
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	79,700	40
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	57,300	40
	Double Medical Technology Inc. Class A	5,500	40
	Suofeiya Home Collection Co. Ltd. Class A	14,600	39
*	Aotecar New Energy Technology Co. Ltd. Class A	78,200	39
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	39
	Sichuan Expressway Co. Ltd. Class H	166,000	38
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	32,800	38
		Shares	Market Value• ($000)
	RiseSun Real Estate Development Co. Ltd. Class A	56,200	38
	Wisdom Education International Holdings Co. Ltd.	224,000	38
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	6,960	38
	Central China Real Estate Ltd.	248,000	37
	Goldenmax International Technology Ltd. Class A	17,800	37
*	360 Security Technology Inc. Class A	19,798	37
[2]	E-House China Enterprise Holdings Ltd.	195,900	37
	Monalisa Group Co. Ltd. Class A	12,415	37
	Tian Di Science & Technology Co. Ltd. Class A	56,611	37
	Bear Electric Appliance Co. Ltd. Class A	4,000	36
*	Oceanwide Holdings Co. Ltd. Class A	125,400	35
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	35
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	17,930	35
	Shenzhen Sinovatio Technology Co. Ltd. Class A	7,520	35
	Tangshan Jidong Cement Co. Ltd. Class A	18,500	34
	Beijing Global Safety Technology Co. Ltd. Class A	10,500	34
	Shenzhen Anche Technologies Co. Ltd. Class A	11,500	34
	Shanghai Kinetic Medical Co. Ltd. Class A	20,900	33
*	YaGuang Technology Group Co. Ltd. Class A	24,900	33
*	Sichuan Languang Development Co. Ltd. Class A	120,200	32
*	Tahoe Group Co. Ltd. Class A	104,500	32
	Unilumin Group Co. Ltd. Class A	24,800	32
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	31

43

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Gds Holdings Ltd. Class A	3,931	30
	Beijing Thunisoft Corp. Ltd. Class A	18,200	30
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	29,000	30
	Shenzhen World Union Group Inc. Class A	50,700	30
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class A	6,300	30
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	4,400	30
	Sichuan Teway Food Group Co. Ltd. Class A	7,800	30
*	Shaanxi Construction Machinery Co. Ltd. Class A	22,200	30
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	29
	China TransInfo Technology Co. Ltd. Class A	13,400	28
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	28
	PCI Technology Group Co. Ltd. Class A	23,100	27
	China Publishing & Media Co. Ltd. Class A	32,300	27
*	Berry Genomics Co. Ltd. Class A	8,600	26
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	14,500	26
	Dashang Co. Ltd. Class A	8,500	26
	Guomai Technologies Inc. Class A	27,800	25
	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	25
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	80,900	25
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	24
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,500	24
		Shares	Market Value• ($000)
	Central China Securities Co. Ltd. Class H	129,988	24
	Western Region Gold Co. Ltd. Class A	13,400	24
*	New Oriental Education & Technology Group Inc.	11,770	24
	Wangsu Science & Technology Co. Ltd. Class A	26,600	23
*	Visionox Technology Inc. Class A	17,998	23
	Henan Yuguang Gold & Lead Co. Ltd. Class A	27,900	23
	Sinosoft Co. Ltd. Class A	5,880	23
	Skyworth Digital Co. Ltd. Class A	18,500	21
	Beijing North Star Co. Ltd. Class H	118,000	19
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	12,100	19
	Guangxi Wuzhou Communications Co. Ltd. Class A	31,300	18
	BBMG Corp. Class A	38,700	17
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	16
*	Myhome Real Estate Development Group Co. Ltd. Class A	61,300	15
	Rongan Property Co. Ltd. Class A	40,800	15
*	Doushen Beijing Education & Technology Inc. Class A	24,700	14
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	14,500	14
	Dongjiang Environmental Co. Ltd. Class H	27,100	12
	Fujian Cement Inc. Class A	11,300	12
*,1	China Lumena New Materials Corp.	11,900	8
	Shandong Publishing & Media Co. Ltd. Class A	5,700	5
*,1	Tianhe Chemicals Group Ltd.	383,088	—
*,1,2	Midas Holdings Ltd.	223,900	—
*,1	China Animal Healthcare Ltd.	84,000	—
			1,256,929

44

Total World Stock Index Fund
		Shares	Market Value• ($000)
Colombia (0.0%)
	Bancolombia SA ADR	48,141	1,730
	Interconexion Electrica SA ESP	193,870	1,164
	Bancolombia SA	111,855	1,000
	Ecopetrol SA ADR	56,019	849
	Ecopetrol SA	971,880	735
	Grupo Argos SA	164,203	514
	Grupo de Inversiones Suramericana SA	75,133	438
	Grupo Aval Acciones y Valores SA Preference Shares	1,430,144	437
*	Banco Davivienda SA Preference Shares	38,989	351
	Cementos Argos SA	164,401	277
	Grupo De Inversiones Suramericana SA Preference Shares	46,730	234
	Bancolombia SA Preference Shares	14,574	131
			7,860
Czech Republic (0.0%)
	CEZ A/S	68,713	2,269
*	Komercni banka A/S	32,601	1,264
*,3	Moneta Money Bank A/S	180,939	709
	O2 Czech Republic A/S	19,144	220
	Philip Morris CR A/S	235	167
			4,629
Denmark (0.6%)
	Novo Nordisk A/S Class B	691,126	75,785
	DSV A/S	86,526	20,110
	Vestas Wind Systems A/S	440,133	19,027
*	Genmab A/S	25,983	11,673
[3]	Orsted A/S	82,271	11,620
	Coloplast A/S Class B	58,360	9,531
	Carlsberg A/S Class B	43,093	7,115
	AP Moller - Maersk A/S Class B	2,253	6,529
	Novozymes A/S Class B	86,715	6,379
	Pandora A/S	42,913	6,005
	AP Moller - Maersk A/S Class A	2,110	5,793
	Danske Bank A/S	289,867	4,905
	GN Store Nord A/S	57,461	3,492
	Chr Hansen Holding A/S	43,477	3,461
	Tryg A/S	131,992	3,133
	Royal Unibrew A/S	21,994	2,732
	SimCorp A/S	18,394	2,227
*	Demant A/S	43,236	2,096
	Ambu A/S Class B	71,896	2,047
	Ringkjoebing Landbobank A/S	13,032	1,656
[3]	Netcompany Group A/S	14,419	1,642
*	ISS A/S	76,608	1,529
		Shares	Market Value• ($000)
*,2	Bavarian Nordic A/S	28,382	1,362
*	ALK-Abello A/S	2,944	1,276
	ROCKWOOL International A/S Class B	2,578	1,179
*	Jyske Bank A/S (Registered)	23,235	1,134
*	NKT A/S	20,344	980
	Sydbank A/S	24,931	857
	FLSmidth & Co. A/S	22,499	855
	Topdanmark A/S	16,024	850
*	Dfds A/S	15,232	789
[3]	Scandinavian Tobacco Group A/S Class A	28,791	647
	H Lundbeck A/S	21,958	611
*	Zealand Pharma A/S	17,222	553
	Chemometec A/S	3,554	539
	Spar Nord Bank A/S	40,007	516
*	NTG Nordic Transport Group A/S Class A	5,879	481
*	Nilfisk Holding A/S	12,898	450
	Schouw & Co. A/S	4,587	446
[2]	Alm Brand A/S	34,676	268
*	Drilling Co. of 1972 A/S	7,206	258
	D/S Norden A/S	9,456	228
			222,766
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	676,494	2,202
*	Egyptian Financial Group-Hermes Holding Co.	587,834	466
*	Egypt Kuwait Holding Co. SAE (XCAI)	294,616	408
	Eastern Co. SAE	372,204	275
	Six of October Development & Investment	224,901	263
*	Fawry for Banking & Payment Technology Services SAE	264,594	253
	ElSewedy Electric Co.	296,180	163
*	Egypt Kuwait Holding Co. SAE	103,346	141
	Talaat Moustafa Group	292,136	138
	Oriental Weavers	227,675	120
	Telecom Egypt Co.	127,965	110
	Palm Hills Developments SAE	548,521	67
*	Pioneers Properties	243,648	46
	Medinet Nasr Housing	166,743	25
*	Gadwa for Industrial Development	243,648	18
*	Aspire Capital Holding for Financial Investments	243,648	5
			4,700

45

Total World Stock Index Fund
		Shares	Market Value• ($000)
Finland (0.3%)
*	Nokia OYJ	2,468,166	14,166
	Sampo OYJ Class A	221,969	11,800
	Kone OYJ Class B	170,690	11,641
	Nordea Bank Abp	927,204	11,355
	Neste OYJ	182,008	10,133
	Nordea Bank Abp (XHEL)	679,251	8,311
	UPM-Kymmene OYJ	234,435	8,273
	Fortum OYJ	185,426	5,515
	Stora Enso OYJ Class R	255,805	4,257
	Elisa OYJ	61,594	3,717
	Kesko OYJ Class B	113,814	3,704
	Wartsila OYJ Abp	206,169	2,859
	Metso Outotec OYJ	261,984	2,632
	Valmet OYJ	57,072	2,317
	Nokian Renkaat OYJ	58,259	2,188
	Orion OYJ Class B	43,312	1,876
	Kojamo OYJ	78,220	1,753
	Huhtamaki OYJ	40,042	1,746
*	QT Group OYJ	8,425	1,363
	Konecranes OYJ Class A	31,095	1,293
	TietoEVRY OYJ (XHEL)	38,050	1,167
	Cargotec OYJ Class B	19,818	1,026
*	Outokumpu OYJ	149,336	930
	Revenio Group OYJ	11,637	768
	Neles OYJ	47,183	707
	Metsa Board OYJ	67,444	624
	Sanoma OYJ	33,466	521
	Uponor OYJ	20,557	502
	Tokmanni Group Corp.	21,018	478
	Kemira OYJ	30,367	466
	YIT OYJ	75,612	446
	Citycon OYJ	38,860	320
	Raisio OYJ Class V	73,906	299
[3]	Terveystalo OYJ	22,517	293
	F-Secure OYJ	41,897	236
*,2	Finnair OYJ	288,850	221
	TietoEVRY OYJ	5,682	176
	Oriola OYJ Class B	39,257	90
*,1,2	Ahlstrom-Munksjo OYJ Rights	4,033	83
			120,252
France (2.5%)
	LVMH Moet Hennessy Louis Vuitton SE	108,543	85,111
	TotalEnergies SE	1,055,973	52,878
	Sanofi	473,571	47,567
	Schneider Electric SE	229,802	39,622
	BNP Paribas SA	471,297	31,547
*	Airbus SE	242,884	31,158
	EssilorLuxottica SA	127,912	26,465
*	L'Oreal SA Loyalty Shares	55,237	25,268
	AXA SA	835,189	24,298
	Kering SA	32,041	24,048
	Vinci SA	218,467	23,356
	Hermes International	13,460	21,373
	Pernod Ricard SA	91,126	20,965
		Shares	Market Value• ($000)
	Safran SA	152,472	20,521
	L'Oreal SA (XPAR)	44,854	20,519
*	Air Liquide SA Loyalty Shares	106,413	17,767
	Danone SA	264,265	17,226
	Dassault Systemes SE	289,009	16,877
	Capgemini SE	68,473	15,965
	Cie de Saint-Gobain	209,564	14,463
	Air Liquide SA (XPAR)	86,186	14,389
	STMicroelectronics NV	276,677	13,136
	Legrand SA	117,133	12,778
	Cie Generale des Etablissements Michelin SCA	76,191	11,979
	Societe Generale SA	339,264	11,333
	Teleperformance	25,488	10,647
	Orange SA	845,814	9,224
[2]	Veolia Environnement SA	273,017	8,916
	Credit Agricole SA	539,382	8,138
	Publicis Groupe SA	102,062	6,852
	Eurofins Scientific SE	53,204	6,279
*,3	Worldline SA	106,434	6,207
	Edenred	110,464	5,977
	Sartorius Stedim Biotech	10,530	5,804
*	Engie SA Loyalty Shares	389,176	5,536
	Carrefour SA	289,254	5,237
	Alstom SA	131,696	4,693
	Engie SA (XPAR)	310,533	4,417
	Thales SA	45,686	4,216
	Vivendi SE	326,566	4,207
[3]	Euronext NV	35,230	3,964
	Arkema SA	28,814	3,942
	Bouygues SA	94,668	3,836
	Bureau Veritas SA	118,279	3,760
	Suez SA	163,281	3,717
	Eiffage SA	32,937	3,390
	Getlink SE	205,404	3,161
	Valeo	106,809	3,138
	Gecina SA	21,749	3,044
*	Accor SA	82,501	2,952
*	Renault SA	81,482	2,936
	Rexel SA	127,976	2,544
*	SOITEC	9,237	2,459
	Bollore SA	421,910	2,452
	BioMerieux	18,549	2,363
	Faurecia SE (XPAR)	44,800	2,340
[3]	Amundi SA	26,260	2,340
	Orpea SA	21,724	2,269
	SCOR SE	67,169	2,261
	Atos SE	41,035	2,141
*	Ubisoft Entertainment SA	39,948	2,092
	Remy Cointreau SA	10,102	2,041
	Alten SA	12,488	2,012
*	L'Oreal SA Loyalty Shares 2023	4,349	1,989
[3]	La Francaise des Jeux SAEM	37,042	1,923
*	Elis SA (XPAR)	98,753	1,875
	Covivio	21,414	1,855

46

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Klepierre SA	73,274	1,744
*	TechnipFMC plc (XNYS)	220,434	1,640
*	EDF	110,051	1,622
	CNP Assurances	63,926	1,602
*	Aeroports de Paris	11,687	1,559
*	Air Liquide	9,106	1,520
	Wendel SE	11,358	1,513
	Ipsen SA	13,927	1,441
	SES SA Class A GDR	159,766	1,435
*	Sodexo SA ACT Loyalty Shares	14,556	1,416
	Rubis SCA	41,376	1,326
*	Sodexo SA (XPAR)	13,618	1,325
	Nexans SA	13,180	1,322
	Electricite de France SA (XPAR)	87,210	1,285
	Sopra Steria Group SACA	6,476	1,273
	SPIE SA	50,909	1,238
	ICADE	13,923	1,092
	Eutelsat Communications SA	75,447	1,072
	Dassault Aviation SA	10,070	1,052
*	SEB SA Loyalty Shares	6,405	1,004
	Korian SA	28,707	956
*	Eurazeo SA	9,906	929
	Virbac SA	1,817	921
[3]	Verallia SA	24,356	902
	SEB SA (XPAR)	5,574	873
	Gaztransport Et Technigaz SA	10,258	848
	Eurazeo SE	8,696	815
*	Technip Energies NV	52,915	814
	Nexity SA	17,709	810
*	JCDecaux SA	27,563	719
[3]	ALD SA	47,706	711
	IPSOS	14,752	691
	Societe BIC SA	11,740	682
	Imerys SA	13,791	598
	Trigano SA	3,101	582
*	Albioma SA Loyalty Shares	14,535	572
	Cie Plastic Omnium SA	20,423	567
	Coface SA	39,115	559
	Somfy SA	2,781	546
*,2	Air France-KLM	115,805	545
*,2,3	Neoen SA (XPAR)	11,575	533
*	Sodexo SA Loyalty Shares 2023	5,394	525
	Metropole Television SA	22,757	502
*,2	Vallourec SA	62,764	502
	Interparfums SA	6,172	499
*,2	Casino Guichard Perrachon SA	19,708	491
[3]	Maisons du Monde SA	19,767	448
	Mersen SA	11,600	435
	Mercialys SA	36,851	400
	Fnac Darty SA	6,138	399
	Rothschild & Co.	9,000	397
*	Derichebourg SA	34,724	395
		Shares	Market Value• ($000)
	Television Francaise 1	36,880	395
*	ID Logistics Group	1,017	374
*	Akka Technologies	6,236	345
*	Engie SA	24,111	343
*	Beneteau SA	20,566	314
	Altarea SCA	1,428	305
*,3	Elior Group SA	38,533	305
	Robertet SA	277	304
	Quadient SA	12,082	289
*,2	Solutions 30 SE	31,284	283
*	Voltalia SA (Registered)	10,775	281
*	Sodexo SA	2,851	277
*	Lagardere SA	9,970	264
	PEUGEOT Investment	1,670	233
	Faurecia SE	4,469	231
*	Eramet SA	2,680	224
	Cie de L'Odet SE	135	204
	Vicat SA	4,456	190
*	CGG SA	251,140	182
	Vilmorin & Cie SA	2,836	180
	Carmila SA	11,845	180
*	Electricite de France SA (Euronext Paris)	12,229	180
*,3	X-Fab Silicon Foundries SE	14,653	146
	Pharmagest Interactive	1,284	141
	Manitou BF SA	3,706	126
	Guerbet	2,723	120
*	Sodexo SA Loyalty Shares 2025	1,212	118
	Bonduelle SCA	4,520	116
*	Lisi SA	4,123	115
	Jacquet Metals SACA	4,253	104
	Boiron SA	2,097	102
*	SEB SA Loyalty Shares 2022	580	91
*	SEB SA Loyalty Shares 2023	565	89
*	GL Events	3,863	82
*	Tarkett SA	3,330	77
*	Electricite de France SA	4,511	67
*,3	SMCP SA	7,781	64
*	Rallye SA	7,866	51
	Lisi (XPAR)	1,767	49
	AKWEL	1,885	48
*	Etablissements Maurel et Prom SA	6,895	20
*,1	Bourbon Corp.	44	—
*	Bourbon Corp. SA	100	—
*	CGG SA Warrants Exp. 2/21/23	17,186	—
*	CGG SA Warrants Exp. 2/21/22	5,291	—
			865,011
Germany (2.2%)
	SAP SE	481,600	69,741
	Siemens AG (Registered)	327,335	53,219
	Allianz SE (Registered)	178,400	41,426

47

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Daimler AG (Registered)	365,442	36,275
	BASF SE	397,413	28,603
	adidas AG	83,730	27,405
	Infineon Technologies AG	568,776	26,637
[2]	Deutsche Post AG (Registered)	427,138	26,443
	Deutsche Telekom AG (Registered)	1,413,133	26,280
	Bayer AG (Registered)	426,457	24,034
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	60,707	17,975
	Volkswagen AG Preference Shares	78,207	17,552
	Vonovia SE	249,882	15,159
	Bayerische Motoren Werke AG	143,998	14,549
	Merck KGaA	56,486	13,349
	Deutsche Boerse AG	80,137	13,303
	E.ON SE	950,219	12,049
*	Deutsche Bank AG (Registered)	901,544	11,581
	RWE AG	275,699	10,612
*,3	Delivery Hero SE	82,267	10,261
*,3	Zalando SE	95,432	9,016
	Fresenius SE & Co. KGaA	179,286	8,149
[3]	Siemens Healthineers AG	118,438	7,877
	Symrise AG Class A	55,199	7,635
	Sartorius AG Preference Shares	11,433	7,406
	Henkel AG & Co. KGaA Preference Shares	82,513	7,392
	Porsche Automobil Holding SE Preference Shares	67,427	7,018
	Brenntag SE	68,555	6,522
	Fresenius Medical Care AG & Co. KGaA	89,960	5,976
*	HelloFresh SE	71,663	5,808
*	Continental AG	48,444	5,696
	Puma SE	44,092	5,470
*	QIAGEN NV	96,515	5,318
*	Siemens Energy AG	184,403	5,292
	MTU Aero Engines AG	23,715	5,282
[3]	Covestro AG	79,592	5,097
	HeidelbergCement AG	65,784	4,954
	Hannover Rueck SE	26,736	4,882
	Volkswagen AG	14,939	4,857
	Beiersdorf AG	44,561	4,738
	LEG Immobilien SE (XETR)	31,358	4,664
	KION Group AG	33,679	3,679
	GEA Group AG	71,308	3,512
	Aroundtown SA	498,408	3,464
	Knorr-Bremse AG	30,390	3,207
*	Commerzbank AG	438,040	3,199
		Shares	Market Value• ($000)
	Carl Zeiss Meditec AG (Bearer)	15,787	3,179
	Henkel AG & Co. KGaA	37,530	3,134
*	Evotec SE	60,548	2,935
	Nemetschek SE	24,120	2,769
[3]	Scout24 SE	39,101	2,723
	Evonik Industries AG	82,588	2,676
	Bechtle AG	35,360	2,652
	LANXESS AG	39,033	2,630
*	thyssenkrupp AG	188,406	1,961
	United Internet AG (Registered)	50,634	1,868
*	CTS Eventim AG & Co. KGaA	25,191	1,832
	Bayerische Motoren Werke AG Preference Shares	20,036	1,708
	Rheinmetall AG	17,165	1,665
*,2	Deutsche Lufthansa AG (Registered)	241,806	1,598
	Freenet AG	61,974	1,596
[2]	Siltronic AG (XETR)	10,210	1,593
	alstria office REIT-AG	83,782	1,566
*,3	Auto1 Group SE	39,538	1,556
	Uniper SE	34,845	1,540
	TAG Immobilien AG	50,525	1,535
*,2	zooplus AG	2,672	1,478
*	K+S AG (Registered)	83,745	1,443
	Rational AG	1,447	1,436
[2]	HUGO BOSS AG	21,065	1,319
[2]	Hella GmbH & Co. KGaA	18,966	1,315
[3]	Befesa SA	17,180	1,278
	Deutsche Wohnen SE	24,717	1,266
	Aurubis AG	14,497	1,249
[2]	Gerresheimer AG	13,517	1,240
	Wacker Chemie AG	6,454	1,166
*,3	TeamViewer AG	77,512	1,157
	ProSiebenSat.1 Media SE	67,005	1,122
*	Talanx AG	23,118	1,112
*	Fraport AG Frankfurt Airport Services Worldwide	15,233	1,090
	AIXTRON SE	45,538	1,082
*	Hypoport SE	1,737	1,069
	Jungheinrich AG Preference Shares	20,494	1,039
	Vantage Towers AG	29,664	1,020
	Duerr AG	21,874	991
*	Sixt SE	5,614	968
	FUCHS PETROLUB SE Preference Shares	19,974	958
[2]	Varta AG	6,189	954
	Grand City Properties SA	37,098	950
	CANCOM SE	13,655	944
[2]	Encavis AG	44,646	936
*	RTL Group SA	16,084	929
	Software AG	22,409	922
	FUCHS PETROLUB SE	24,902	917

48

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Eckert & Ziegler Strahlen- und Medizintechnik AG	6,024	902
	Jenoptik AG	23,525	901
*,2	Nordex SE	48,795	897
	Aareal Bank AG	26,795	857
*	MorphoSys AG	17,196	809
	CompuGroup Medical SE & Co. KGaA	9,293	777
	Stroeer SE & Co. KGaA	9,112	773
[3]	Deutsche Pfandbriefbank AG	61,741	766
	Stabilus SA	9,324	700
	Sixt SE Preference Shares	6,669	661
	Dermapharm Holding SE	6,569	661
	Pfeiffer Vacuum Technology AG	2,591	647
	Norma Group SE	14,554	625
	Telefonica Deutschland Holding AG	240,037	625
	VERBIO Vereinigte BioEnergie AG	7,647	608
	1&1 AG	20,804	606
	METRO AG	47,590	602
	Fielmann AG	9,003	594
	PATRIZIA AG	20,904	578
[3]	Instone Real Estate Group SE	21,898	577
*	Nagarro SE	2,861	576
	Krones AG	5,577	575
	HOCHTIEF AG	7,437	574
*	Salzgitter AG	15,434	566
[3]	DWS Group GmbH & Co. KGaA	12,857	556
*	flatexDEGIRO AG	24,449	555
*	Vitesco Technologies Group AG Class A	9,513	545
	Hornbach Holding AG & Co. KGaA	4,240	536
*	Deutz AG	59,425	498
	Traton SE	19,024	491
[2,3]	ADLER Group SA	36,139	490
	Bilfinger SE	13,827	486
	Deutsche EuroShop AG	23,235	473
	Suedzucker AG	29,307	465
	Wacker Neuson SE	14,125	464
[2]	S&T AG	18,677	449
[2]	GRENKE AG	10,252	400
	STRATEC SE	2,469	394
*	Kloeckner & Co. SE Preference Shares	29,200	392
	Indus Holding AG	9,890	389
*,3	Shop Apotheke Europe NV	2,509	381
	Washtec AG	5,714	372
	Sartorius AG	600	369
*	Global Fashion Group SA	40,481	365
	DIC Asset AG	20,075	352
		Shares	Market Value• ($000)
	KWS Saat SE & Co. KGaA	4,100	350
	Atoss Software AG	1,528	346
*	CECONOMY AG	70,503	344
	Zeal Network SE	7,783	342
	Hamburger Hafen und Logistik AG	14,775	331
	Deutsche Beteiligungs AG	6,560	303
	Basler AG	1,638	302
	BayWa AG	6,589	279
	Secunet Security Networks AG	527	277
*	SGL Carbon SE	26,750	256
	New Work SE	985	240
	Draegerwerk AG & Co. KGaA Preference Shares	2,998	236
	Draegerwerk AG & Co. KGaA	3,032	226
	Schaeffler AG Preference Shares	25,418	202
	Wuestenrot & Wuerttembergische AG	9,451	197
	Vossloh AG	3,545	190
	Hensoldt AG	11,126	180
*	Koenig & Bauer AG	5,007	177
	Hornbach Baumarkt AG	3,774	170
	Takkt AG	10,249	167
[2]	SMA Solar Technology AG	3,151	167
*	ElringKlinger AG	11,374	161
	CropEnergies AG	6,524	94
	Bertrandt AG	1,140	74
	TLG Immobilien AG	1,580	58
	Steico SE	146	19
			748,196
Greece (0.0%)
	OPAP SA	82,873	1,294
*	Alpha Services and Holdings SA	872,737	1,113
*	Eurobank Ergasias Services and Holdings SA	1,042,783	1,095
	Hellenic Telecommunications Organization SA ADR	117,615	1,044
	Mytilineos SA	52,183	954
	JUMBO SA	46,389	690
	Hellenic Telecommunications Organization SA	38,201	678
*	National Bank of Greece SA	213,183	673
*	Public Power Corp. SA	45,298	493
	Hellenic Exchanges - Athens Stock Exchange SA	101,689	436
*	Piraeus Financial Holdings SA	252,345	431
	Terna Energy SA	28,979	392
*	Motor Oil Hellas Corinth Refineries SA	19,659	334

49

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Holding Co. ADMIE IPTO SA	98,417	290
*	LAMDA Development SA	22,404	185
	Viohalco SA	35,271	179
*	GEK Terna Holding Real Estate Construction SA	15,796	177
	Hellenic Petroleum SA	23,436	162
	Athens Water Supply & Sewage Co. SA	17,663	155
*	Ellaktor SA	76,010	121
	Sarantis SA	9,960	100
*	Aegean Airlines SA	12,797	77
*	Fourlis Holdings SA	16,670	74
*,1	FF Group	12,862	71
			11,218
Hong Kong (0.8%)
	AIA Group Ltd.	5,272,782	59,092
	Hong Kong Exchanges & Clearing Ltd.	555,324	33,454
	Techtronic Industries Co. Ltd.	547,000	11,238
	Sun Hung Kai Properties Ltd.	636,982	8,445
	Link REIT	922,690	8,174
	CK Hutchison Holdings Ltd.	1,188,391	7,967
*	BeiGene Ltd.	263,700	7,292
	Hong Kong & China Gas Co. Ltd.	4,608,365	7,159
	CLP Holdings Ltd.	726,580	7,114
	Hang Seng Bank Ltd.	325,951	6,194
	CK Asset Holdings Ltd.	878,250	5,425
	Jardine Matheson Holdings Ltd.	92,362	5,365
*	Galaxy Entertainment Group Ltd.	954,000	5,133
	BOC Hong Kong Holdings Ltd.	1,551,700	4,917
	Wharf Real Estate Investment Co. Ltd.	724,600	4,093
	Lenovo Group Ltd.	3,336,000	3,623
	Power Assets Holdings Ltd.	590,500	3,609
	MTR Corp. Ltd.	621,326	3,389
	Hongkong Land Holdings Ltd.	498,500	2,753
	New World Development Co. Ltd.	613,306	2,660
*,3	ESR Cayman Ltd.	799,389	2,587
	Xinyi Glass Holdings Ltd.	846,000	2,384
*	Sands China Ltd.	1,033,200	2,355
	Henderson Land Development Co. Ltd.	559,896	2,344
[3]	WH Group Ltd.	3,055,258	2,142
	Hang Lung Properties Ltd.	899,000	2,086
		Shares	Market Value• ($000)
	Wharf Holdings Ltd.	587,600	2,043
[3]	Budweiser Brewing Co. APAC Ltd.	728,800	1,999
[2]	Sino Land Co. Ltd.	1,394,279	1,833
	Want Want China Holdings Ltd.	2,297,467	1,782
	SITC International Holdings Co. Ltd.	501,000	1,693
	CK Infrastructure Holdings Ltd.	268,500	1,619
	Chow Tai Fook Jewellery Group Ltd.	771,800	1,574
	PRADA SpA	237,700	1,498
	Tingyi Cayman Islands Holding Corp.	794,000	1,482
	ASM Pacific Technology Ltd.	132,622	1,435
	AAC Technologies Holdings Inc.	317,000	1,370
	Minth Group Ltd.	306,000	1,216
	Swire Pacific Ltd. Class A	190,642	1,198
*,3	Samsonite International SA	550,496	1,184
	Swire Properties Ltd.	422,180	1,132
	Hysan Development Co. Ltd.	279,000	969
	Microport Scientific Corp.	200,852	945
	Man Wah Holdings Ltd.	607,200	940
	PCCW Ltd.	1,820,112	937
	Pacific Basin Shipping Ltd.	1,988,000	917
	Bank of East Asia Ltd.	514,072	844
[2]	Vitasoy International Holdings Ltd.	336,332	811
	Huabao International Holdings Ltd.	407,000	761
	Hang Lung Group Ltd.	322,000	754
	Kerry Properties Ltd.	257,000	726
[3]	BOC Aviation Ltd.	79,100	692
	NagaCorp Ltd.	706,000	648
	L'Occitane International SA	169,500	606
*,2	SJM Holdings Ltd.	804,000	598
	Fortune REIT	569,923	591
*	Yue Yuen Industrial Holdings Ltd.	271,000	575
*,2	Wynn Macau Ltd.	642,000	574
*	MMG Ltd.	1,214,117	561
[3]	Js Global Lifestyle Co. Ltd.	301,000	557
*	Vobile Group Ltd.	626,000	551
	NWS Holdings Ltd.	538,500	535
	Swire Pacific Ltd. Class B	507,500	533
	Kerry Logistics Network Ltd.	220,000	533
	VTech Holdings Ltd.	63,200	487
	Powerlong Real Estate Holdings Ltd.	660,000	452

50

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Towngas China Co. Ltd.	628,000	431
	Champion REIT	790,332	415
	Lee & Man Paper Manufacturing Ltd.	549,000	413
	Uni-President China Holdings Ltd.	468,800	400
	Jinchuan Group International Resources Co. Ltd.	2,457,000	396
[2]	LK Technology Holdings Ltd.	156,502	390
	Dairy Farm International Holdings Ltd.	107,700	385
	Nexteer Automotive Group Ltd.	312,000	385
	CP Pokphand Co. Ltd.	2,668,000	378
*,1,3	Razer Inc.	1,489,000	374
*,3	Jacobio Pharmaceuticals Group Co. Ltd.	164,400	374
*	Melco International Development Ltd.	278,000	361
	First Pacific Co. Ltd.	901,200	360
	HKBN Ltd.	291,689	349
*	Shangri-La Asia Ltd.	427,519	348
*	Cathay Pacific Airways Ltd.	373,090	344
	Luk Fook Holdings International Ltd.	126,000	343
	Cafe de Coral Holdings Ltd.	186,000	339
	Prosperity REIT	844,000	332
	United Energy Group Ltd.	3,706,000	328
	Stella International Holdings Ltd.	272,000	325
*	China Travel International Investment Hong Kong Ltd.	2,224,000	323
*,2	HengTen Networks Group Ltd.	885,200	302
	Hong Kong Technology Venture Co. Ltd.	196,000	295
*	Shun Tak Holdings Ltd.	1,074,000	294
	Johnson Electric Holdings Ltd.	132,250	293
	Vinda International Holdings Ltd.	102,599	283
	IGG Inc.	288,000	268
*	Realord Group Holdings Ltd.	166,000	258
	VSTECS Holdings Ltd.	272,000	257
[3]	IMAX China Holding Inc.	173,500	254
	Truly International Holdings Ltd.	760,000	248
	Sunlight REIT	410,000	237
*	GCL New Energy Holdings Ltd.	4,970,000	233
	Vesync Co. Ltd.	165,000	232
		Shares	Market Value• ($000)
	CITIC Telecom International Holdings Ltd.	649,500	230
	Haitong International Securities Group Ltd.	988,038	227
*,3	Everest Medicines Ltd.	39,500	227
	Great Eagle Holdings Ltd.	82,000	226
	EC Healthcare	157,000	226
*	MGM China Holdings Ltd.	288,800	212
*	OCI International Holdings Ltd.	417,200	212
	SUNeVision Holdings Ltd.	228,000	209
[3]	Asiainfo Technologies Ltd.	124,800	206
*,3	Hua Medicine	381,000	202
	K Wah International Holdings Ltd.	490,000	196
	Chow Sang Sang Holdings International Ltd.	135,000	192
*	Glory Sun Financial Group Ltd.	5,420,000	188
*,3	Antengene Corp. Ltd.	134,500	178
	Dah Sing Financial Holdings Ltd.	55,744	173
	Canvest Environmental Protection Group Co. Ltd.	291,000	167
	Shui On Land Ltd.	1,104,500	164
	Value Partners Group Ltd.	313,000	160
*	FIH Mobile Ltd.	1,002,000	156
	Powerlong Commercial Management Holdings Ltd.	68,000	152
*,2,3	JW Cayman Therapeutics Co. Ltd. (XHKG)	76,500	140
	China Tobacco International HK Co. Ltd.	58,000	133
	Far East Consortium International Ltd.	401,000	132
	Pacific Textiles Holdings Ltd.	254,000	127
*,2	Apollo Future Mobility Group Ltd.	1,824,000	126
	Guotai Junan International Holdings Ltd.	860,000	125
[3]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	171,000	125
	Road King Infrastructure Ltd.	120,000	122
*,1	SMI Holdings Group Ltd.	402,400	121
	Texhong Textile Group Ltd.	79,500	119

51

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Esprit Holdings Ltd. (XHKG)	1,350,519	117
*,1,2	Superb Summit International	620,000	116
*	Macau Legend Development Ltd.	1,119,000	114
	United Laboratories International Holdings Ltd.	178,000	113
*	Pou Sheng International Holdings Ltd.	672,000	113
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	86,000	110
	Dah Sing Banking Group Ltd.	113,537	109
	Asia Cement China Holdings Corp.	142,500	109
*,3	Frontage Holdings Corp.	186,000	108
	C-Mer Eye Care Holdings Ltd.	108,000	105
*,1	Huiyuan Juice	398,000	103
*	Sa Sa International Holdings Ltd.	455,995	100
	SmarTone Telecommunications Holdings Ltd.	172,000	100
*,2	Cosmopolitan International Holdings Ltd.	732,000	98
*	Lifestyle International Holdings Ltd.	179,000	94
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	91
*,2,3	FIT Hon Teng Ltd.	441,000	88
[3]	Crystal International Group Ltd.	275,500	88
*	CITIC Resources Holdings Ltd.	1,238,000	87
	Sun Hung Kai & Co. Ltd.	165,000	86
*	Television Broadcasts Ltd.	98,900	77
	Chinese Estates Holdings Ltd.	147,000	71
	Giordano International Ltd.	354,000	69
	Lee's Pharmaceutical Holdings Ltd.	147,500	69
	Dynam Japan Holdings Co. Ltd.	72,400	67
*,1	Convoy	3,102,000	67
	Singamas Container Holdings Ltd.	548,000	64
	CMBC Capital Holdings Ltd.	5,250,000	64
	Texwinca Holdings Ltd.	292,000	60
*	Digital Domain Holdings Ltd.	641,000	54
[2,3]	VPower Group International Holdings Ltd.	259,000	51
		Shares	Market Value• ($000)
*	China LNG Group Ltd.	870,000	45
*,1	National Agricultural Holdings	246,000	38
*	Suncity Group Holdings Ltd.	670,000	25
*,1	Long Well International Holdings Ltd.	1,348,000	20
*,1	MH Development NPV	130,000	19
*,1	CTEG	424,000	18
*,1	Brightoil	426,340	11
*,1	Real Nutrition	143,000	4
*	NewOcean Energy Holdings Ltd.	41,985	1
*,1	Agritrade Resources Ltd.	735,000	—
*,1	Anxin China Holdings Ltd.	312,000	—
*,1	C Fiber Optic	348,000	—
*,1	Hua Han Health Industry Holdings Ltd.	214,708	—
*,1,2	Huishan Dairy	822,401	—
*,1	Tech Pro Tech Dev	833,600	—
			270,812
Hungary (0.0%)
*	OTP Bank Nyrt	96,660	5,808
	Richter Gedeon Nyrt	57,339	1,607
	MOL Hungarian Oil & Gas plc	146,911	1,256
	Magyar Telekom Telecommunications plc	209,897	289
*	Opus Global Nyrt	85,838	65
			9,025
India (1.5%)
	Housing Development Finance Corp. Ltd.	761,070	29,017
	Reliance Industries Ltd.	852,709	28,937
	Infosys Ltd.	1,029,788	23,045
	Tata Consultancy Services Ltd.	448,800	20,400
[3]	Reliance Industries Ltd. GDR	278,182	18,931
	Hindustan Unilever Ltd.	386,857	12,382
	Infosys Ltd. ADR	541,746	12,070
	Bajaj Finance Ltd.	103,790	10,293
*	Axis Bank Ltd.	994,495	9,896
*	Bharti Airtel Ltd (XNSE)	990,105	9,083
	Asian Paints Ltd.	194,085	8,044
	ICICI Bank Ltd.	678,754	7,308
	Larsen & Toubro Ltd.	305,528	7,237
	HCL Technologies Ltd.	472,248	7,231
	Tata Steel Ltd.	343,651	6,059
	Titan Co. Ltd.	181,730	5,799
	Maruti Suzuki India Ltd.	57,003	5,708
	Tech Mahindra Ltd.	259,523	5,137
	UltraTech Cement Ltd.	50,270	5,134

52

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sun Pharmaceutical Industries Ltd.	475,959	5,061
	Mahindra & Mahindra Ltd.	395,626	4,687
	State Bank of India GDR (Registered)	68,723	4,645
	JSW Steel Ltd.	445,670	3,992
*,3	Avenue Supermarts Ltd.	64,023	3,971
	Nestle India Ltd.	15,514	3,942
	ITC Ltd.	1,295,995	3,870
	Grasim Industries Ltd.	167,670	3,863
	Bajaj Finserv Ltd.	16,172	3,861
	Hindalco Industries Ltd.	617,986	3,808
	Divi's Laboratories Ltd.	53,454	3,678
[3]	HDFC Life Insurance Co. Ltd.	398,847	3,627
*	Tata Motors Ltd.	527,240	3,392
	Power Grid Corp. of India Ltd.	1,360,638	3,370
	NTPC Ltd.	1,879,035	3,336
	Dr. Reddy's Laboratories Ltd.	51,943	3,231
	Adani Ports & Special Economic Zone Ltd.	342,996	3,182
	Wipro Ltd. ADR	340,800	3,054
	Tata Consumer Products Ltd.	263,669	2,857
[3]	SBI Life Insurance Co. Ltd.	186,128	2,852
	Cipla Ltd.	226,716	2,744
	Info Edge India Ltd.	32,823	2,671
	Tata Power Co. Ltd.	886,275	2,543
*	Adani Green Energy Ltd.	165,280	2,541
*	Adani Transmission Ltd.	107,268	2,527
	Oil & Natural Gas Corp. Ltd.	1,260,180	2,508
	Britannia Industries Ltd.	50,483	2,483
	Apollo Hospitals Enterprise Ltd.	43,410	2,476
	Bharat Petroleum Corp. Ltd.	442,866	2,476
	UPL Ltd.	238,373	2,363
	Adani Total Gas Ltd.	120,906	2,330
	Shree Cement Ltd.	5,812	2,225
*	Tata Motors Ltd. Class A	670,649	2,217
	Vedanta Ltd.	528,613	2,151
*	Godrej Consumer Products Ltd.	164,109	2,101
	Adani Enterprises Ltd.	109,693	2,088
	Piramal Enterprises Ltd.	58,918	2,054
	Indus Towers Ltd.	558,926	2,032
	Hero MotoCorp Ltd.	56,435	2,006
	Indian Oil Corp. Ltd.	1,170,897	2,005
	Pidilite Industries Ltd.	63,584	1,968
	Eicher Motors Ltd.	57,837	1,925
	Coal India Ltd.	843,652	1,857
		Shares	Market Value• ($000)
[3]	ICICI Lombard General Insurance Co. Ltd.	92,011	1,823
	Wipro Ltd.	203,506	1,762
	Havells India Ltd.	101,459	1,715
*	Marico Ltd.	225,610	1,715
	Dabur India Ltd.	217,800	1,706
	Cholamandalam Investment and Finance Co. Ltd.	205,748	1,694
*	United Spirits Ltd.	132,091	1,677
*	Shriram Transport Finance Co. Ltd.	85,438	1,646
	Mphasis Ltd.	37,676	1,634
	SRF Ltd.	57,425	1,626
[3]	Larsen & Toubro Infotech Ltd.	18,057	1,615
*	SBI Cards & Payment Services Ltd.	112,928	1,595
	Jubilant Foodworks Ltd.	31,906	1,577
	Voltas Ltd.	97,126	1,566
	Ambuja Cements Ltd.	288,415	1,563
	Gail India Ltd.	776,271	1,545
	DLF Ltd.	277,271	1,481
	Zee Entertainment Enterprises Ltd.	362,692	1,462
	Bajaj Auto Ltd.	29,183	1,447
	Motherson Sumi Systems Ltd.	480,717	1,441
	Hindustan Petroleum Corp. Ltd.	330,006	1,370
	Bharat Electronics Ltd.	475,885	1,317
*	Page Industries Ltd.	2,559	1,289
*	Max Financial Services Ltd.	98,478	1,282
	Lupin Ltd.	103,265	1,277
	Indian Railway Catering & Tourism Corp. Ltd.	112,705	1,277
*,3	InterGlobe Aviation Ltd.	43,820	1,274
*	Godrej Properties Ltd.	42,574	1,272
[3]	Bandhan Bank Ltd.	323,250	1,263
	PI Industries Ltd.	30,931	1,241
[3]	ICICI Prudential Life Insurance Co. Ltd.	146,354	1,211
	Crompton Greaves Consumer Electricals Ltd.	193,194	1,203
	Tata Elxsi Ltd.	14,742	1,158
	Aurobindo Pharma Ltd.	124,615	1,149
[3]	Laurus Labs Ltd.	165,006	1,140
	Persistent Systems Ltd.	21,646	1,137
	Astral Ltd. (XNSE)	38,723	1,132
	Federal Bank Ltd.	866,051	1,131
	Ashok Leyland Ltd.	588,995	1,124
[3]	HDFC Asset Management Co. Ltd.	31,598	1,119
	Trent Ltd.	83,313	1,118
	Mindtree Ltd.	18,571	1,117

53

Total World Stock Index Fund
		Shares	Market Value• ($000)
	MRF Ltd.	1,076	1,113
	Balkrishna Industries Ltd.	33,225	1,094
	Colgate-Palmolive India Ltd.	52,969	1,093
*,3	AU Small Finance Bank Ltd.	66,544	1,083
*	Biocon Ltd.	228,435	1,073
	Siemens Ltd.	36,516	1,068
	ACC Ltd.	33,921	1,059
	Indraprastha Gas Ltd.	164,037	1,040
	Bharat Forge Ltd.	100,139	1,030
	Berger Paints India Ltd.	103,505	1,027
	Petronet LNG Ltd.	333,805	1,025
	Dixon Technologies India Ltd.	14,883	994
	Embassy Office Parks REIT	209,902	981
	Container Corp. of India Ltd.	109,330	959
*	Jindal Steel & Power Ltd.	170,628	954
*	Dalmia Bharat Ltd.	35,344	952
	Cadila Healthcare Ltd.	140,857	948
	Supreme Industries Ltd.	30,162	940
	Indian Hotels Co. Ltd.	355,092	937
	Aarti Industries Ltd.	71,108	918
	Deepak Nitrite Ltd.	29,568	882
	Tata Chemicals Ltd.	72,907	881
	Sundaram Finance Ltd.	26,962	863
*	IDFC First Bank Ltd.	1,293,641	858
	Atul Ltd.	6,991	854
	LIC Housing Finance Ltd.	151,725	827
	Power Finance Corp. Ltd.	458,639	817
	Torrent Pharmaceuticals Ltd.	21,215	811
	JSW Energy Ltd.	173,029	806
	Bata India Ltd.	29,358	778
*	Ipca Laboratories Ltd.	27,057	776
	REC Ltd.	389,611	775
	TVS Motor Co. Ltd.	87,336	775
	Escorts Ltd.	36,828	774
	Tata Communications Ltd.	43,997	769
	Gujarat Gas Ltd.	91,074	758
*	APL Apollo Tubes Ltd.	70,434	755
	Ramco Cements Ltd.	52,530	750
	Muthoot Finance Ltd.	37,739	741
*,3	RBL Bank Ltd.	291,379	706
	United Breweries Ltd.	31,665	702
	Tube Investments of India Ltd.	37,326	698
	Cummins India Ltd.	58,266	698
		Shares	Market Value• ($000)
[3]	Indian Energy Exchange Ltd.	73,469	696
	Bosch Ltd.	3,046	691
	Navin Fluorine International Ltd.	15,367	686
	NMDC Ltd.	352,458	676
*	Max Healthcare Institute Ltd.	151,588	672
[3]	L&T Technology Services Ltd.	10,273	650
*	Oberoi Realty Ltd.	53,475	647
	Emami Ltd.	90,155	641
	Manappuram Finance Ltd.	228,561	636
	National Aluminium Co. Ltd.	487,109	633
*	Steel Authority of India Ltd.	409,945	631
*	Fortis Healthcare Ltd.	192,818	631
*	Kajaria Ceramics Ltd.	38,260	625
	Bajaj Holdings & Investment Ltd.	9,560	618
[3]	Dr Lal PathLabs Ltd.	13,127	617
	Relaxo Footwears Ltd.	34,486	614
	Varun Beverages Ltd.	53,733	610
*	GMR Infrastructure Ltd.	1,118,695	607
*	Adani Power Ltd.	436,532	586
	City Union Bank Ltd.	259,238	584
	JK Cement Ltd.	13,051	579
	Torrent Power Ltd.	85,552	572
*	Vodafone Idea Ltd.	4,450,243	570
	ABB India Ltd.	19,787	561
	Rajesh Exports Ltd.	65,522	559
	Amara Raja Batteries Ltd.	61,361	559
*	Aditya Birla Fashion and Retail Ltd.	158,219	557
	Mahindra & Mahindra Financial Services Ltd.	229,981	553
	State Bank of India	81,983	552
	Oracle Financial Services Software Ltd.	9,311	551
	Sanofi India Ltd.	4,933	550
	Indiabulls Housing Finance Ltd.	186,383	542
	Exide Industries Ltd.	232,558	538
*	PVR Ltd.	23,839	537
	Glenmark Pharmaceuticals Ltd.	79,307	534
	Gujarat State Petronet Ltd.	129,583	530
	Carborundum Universal Ltd.	47,096	529
	Cyient Ltd.	36,852	527
*	Canara Bank	182,128	524
*	Bharat Heavy Electricals Ltd.	563,559	515
	Pfizer Ltd.	7,572	511
	Oil India Ltd.	166,655	501
*	Bank of Baroda	377,709	493

54

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Minda Industries Ltd.	47,006	492
	Coromandel International Ltd.	46,489	489
	Sundram Fasteners Ltd.	43,147	482
	Castrol India Ltd.	256,622	474
	Blue Star Ltd.	36,688	472
	Apollo Tyres Ltd.	164,607	470
	NHPC Ltd.	1,145,792	470
	Honeywell Automation India Ltd.	836	469
	Can Fin Homes Ltd.	55,345	465
	CESC Ltd.	394,390	460
	Kansai Nerolac Paints Ltd.	62,764	458
	IIFL Finance Ltd.	104,223	452
	Radico Khaitan Ltd.	30,055	451
*	CG Power & Industrial Solutions Ltd.	227,523	446
	Brigade Enterprises Ltd.	71,580	444
*	Aavas Financiers Ltd.	11,752	441
	SKF India Ltd.	9,811	437
*	IDFC Ltd.	585,218	431
*	Happiest Minds Technologies Ltd.	25,214	430
	Hatsun Agro Product Ltd.	23,950	429
*	Amber Enterprises India Ltd.	9,641	426
*,3	Nippon Life India Asset Management Ltd.	75,895	425
	Alkem Laboratories Ltd.	8,685	419
	Rain Industries Ltd.	136,140	416
*	3M India Ltd.	1,196	407
	Redington India Ltd.	210,294	404
*	NIIT Technologies Ltd.	6,173	403
	Century Textiles & Industries Ltd.	38,230	400
	India Cements Ltd.	143,258	395
	Cholamandalam Financial Holdings Ltd.	41,281	387
[3]	Brookfield India Real Estate Trust	99,994	384
*	Hindustan Zinc Ltd.	90,431	377
	Ratnamani Metals & Tubes Ltd.	12,867	368
	Finolex Industries Ltd.	125,114	368
	Natco Pharma Ltd.	33,078	366
	AIA Engineering Ltd.	14,135	363
*	Gujarat Fluorochemicals Ltd.	14,930	363
	DCM Shriram Ltd.	26,845	355
	Jubilant Pharmova Ltd. Class A (XNSE)	44,430	355
	Gillette India Ltd.	4,702	354
	Tanla Platforms Ltd.	21,579	353
*	Affle India Ltd.	24,865	351
		Shares	Market Value• ($000)
*	L&T Finance Holdings Ltd.	316,441	348
[3]	Endurance Technologies Ltd.	14,247	347
[3]	Metropolis Healthcare Ltd.	8,691	345
	Thermax Ltd.	18,593	343
	Strides Pharma Science Ltd.	46,763	335
*	EIH Ltd.	178,526	332
*	Dhani Services Ltd.	139,298	332
[3]	Mindspace Business Parks REIT	75,400	329
	Whirlpool of India Ltd.	10,912	323
	Computer Age Management Services Ltd.	8,022	323
	Mahanagar Gas Ltd.	23,984	322
	Prestige Estates Projects Ltd.	55,794	319
*	Indiabulls Real Estate Ltd.	155,530	316
	Central Depository Services India Ltd.	17,379	315
	Bayer CropScience Ltd.	4,697	313
	Phoenix Mills Ltd.	24,155	312
	Welspun India Ltd.	168,228	310
	Solar Industries India Ltd.	9,275	308
	GlaxoSmithKline Pharmaceuticals Ltd.	15,254	306
	Birlasoft Ltd.	56,225	306
	Firstsource Solutions Ltd.	114,958	305
	KPIT Technologies Ltd.	73,593	305
*,3	Syngene International Ltd.	41,990	304
	Sonata Software Ltd.	27,133	304
	Jubilant Ingrevia Ltd.	33,633	301
	CRISIL Ltd.	7,981	299
[3]	IndiaMart InterMesh Ltd.	3,126	299
	Balaji Amines Ltd.	6,454	299
*	Intellect Design Arena Ltd.	33,944	298
	HFCL Ltd.	311,698	298
*	V-Mart Retail Ltd.	5,403	294
	Chambal Fertilizers and Chemicals Ltd.	59,328	293
*	Shriram City Union Finance Ltd.	9,940	288
	Schaeffler India Ltd.	2,867	283
	KEI Industries Ltd.	22,836	279
*,3	Aster DM Healthcare Ltd.	110,767	278
	Ceat Ltd.	16,571	277
	Ajanta Pharma Ltd.	9,775	277
	V-Guard Industries Ltd.	80,619	277
	Linde India Ltd.	8,872	274

55

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Alkyl Amines Chemicals Ltd.	5,678	274
[3]	Quess Corp. Ltd.	23,431	272
	JB Chemicals & Pharmaceuticals Ltd.	12,092	271
*	Godrej Industries Ltd.	34,381	267
*	Bajaj Electricals Ltd.	18,062	267
	Sobha Ltd.	25,879	266
	Bombay Burmah Trading Co.	18,422	266
	JK Lakshmi Cement Ltd.	32,258	266
	Rallis India Ltd.	74,494	265
	Suven Pharmaceuticals Ltd.	38,922	265
	Engineers India Ltd.	271,348	264
	KEC International Ltd.	41,153	263
	NBCC India Ltd.	437,665	262
	Sterlite Technologies Ltd.	70,464	259
	Zensar Technologies Ltd.	41,885	259
	Timken India Ltd.	10,739	258
	Lakshmi Machine Works Ltd.	2,182	255
	Polycab India Ltd.	8,364	253
	Great Eastern Shipping Co. Ltd.	58,258	251
*	TeamLease Services Ltd.	4,127	247
	Orient Electric Ltd.	53,418	247
*	EID Parry India Ltd.	40,323	246
[3]	Eris Lifesciences Ltd.	22,202	244
	Finolex Cables Ltd.	38,898	243
	Gateway Distriparks Ltd.	64,049	239
*	Suzlon Energy Ltd.	2,636,868	238
	Praj Industries Ltd.	52,825	236
	Sun TV Network Ltd.	31,281	235
[3]	ICICI Securities Ltd.	23,274	230
	NCC Ltd.	239,084	228
*,3	Indian Railway Finance Corp. Ltd.	698,889	226
	Procter & Gamble Health Ltd.	3,042	220
	Hindustan Aeronautics Ltd.	12,570	220
	Avanti Feeds Ltd.	29,194	218
*	Aditya Birla Capital Ltd.	166,880	216
	Poly Medicure Ltd.	17,306	214
	Edelweiss Financial Services Ltd.	205,827	213
	TTK Prestige Ltd.	1,449	212
	PNC Infratech Ltd.	48,109	209
	Infibeam Avenues Ltd. (XNSE)	339,476	206
	Balrampur Chini Mills Ltd.	46,302	203
	Graphite India Ltd.	28,273	203
*	Mahindra CIE Automotive Ltd.	56,317	201
	Granules India Ltd.	48,122	200
		Shares	Market Value• ($000)
	Zydus Wellness Ltd.	7,296	200
[3]	Godrej Agrovet Ltd.	25,053	199
*	Reliance Power Ltd.	1,053,346	199
	Vinati Organics Ltd.	7,740	198
	Vaibhav Global Ltd.	25,010	193
*,3	New India Assurance Co. Ltd.	94,543	193
	Alembic Pharmaceuticals Ltd.	18,294	190
*,3	PNB Housing Finance Ltd.	28,982	187
*	Punjab National Bank	329,505	186
*	Bank of India	217,534	174
	JM Financial Ltd.	148,001	174
	Sumitomo Chemical India Ltd.	34,549	174
	Motilal Oswal Financial Services Ltd.	14,216	174
	Bajaj Consumer Care Ltd.	55,712	173
*	Narayana Hrudayalaya Ltd.	24,758	173
*	Union Bank of India	270,719	167
*	Westlife Development Ltd.	21,378	166
*,3	General Insurance Corp. of India	92,423	165
	EPL Ltd.	56,156	162
	Gujarat Pipavav Port Ltd.	102,320	153
*	IRB Infrastructure Developers Ltd.	48,800	148
	Indian Bank	63,128	146
	eClerx Services Ltd.	4,918	144
*	IFCI Ltd.	842,125	138
	Equitas Holdings Ltd.	78,491	136
*	Alok Industries Ltd.	457,474	135
	PTC India Ltd.	76,646	130
	Karnataka Bank Ltd.	140,736	128
	Aegis Logistics Ltd.	45,022	128
	HEG Ltd.	4,603	127
*	CreditAccess Grameen Ltd.	15,061	127
	Vakrangee Ltd.	236,119	116
	AstraZeneca Pharma India Ltd.	2,814	113
*	Sun Pharma Advanced Research Co. Ltd.	32,065	113
	Karur Vysya Bank Ltd.	167,704	110
	Akzo Nobel India Ltd.	3,822	107
	KRBL Ltd.	28,058	106
*	South Indian Bank Ltd.	829,833	104
*	Symphony Ltd.	7,065	98
	Jindal Saw Ltd.	61,019	95
*	Wockhardt Ltd.	15,956	91
*	Yes Bank Ltd.	509,982	87
	Kaveri Seed Co. Ltd.	11,057	77
*	TV18 Broadcast Ltd.	137,341	77
	Care Ratings Ltd.	8,295	76

56

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	Dilip Buildcon Ltd.	9,318	75
*	DCB Bank Ltd.	60,028	73
	Welspun Corp. Ltd.	36,272	65
	Multi Commodity Exchange of India Ltd.	2,593	59
	GE Power India Ltd.	13,473	52
*	Raymond Ltd.	8,316	51
*	Future Retail Ltd.	65,433	42
*	Hindustan Construction Co. Ltd.	283,967	36
*	Mangalore Refinery & Petrochemicals Ltd.	45,416	30
*	Just Dial Ltd.	2,560	27
*	Future Consumer Ltd.	197,528	18
*,1	Amtek Auto Ltd.	7,896	—
			528,208
Indonesia (0.2%)
	Bank Central Asia Tbk PT	21,371,520	11,301
	Bank Rakyat Indonesia Persero Tbk PT	28,512,043	8,559
	Telkom Indonesia Persero Tbk PT	20,749,040	5,546
	Bank Mandiri Persero Tbk PT	7,954,232	4,021
	Astra International Tbk PT	8,707,330	3,709
	Bank Negara Indonesia Persero Tbk PT	3,211,630	1,588
	Charoen Pokphand Indonesia Tbk PT	2,979,900	1,307
	United Tractors Tbk PT	737,460	1,227
	Kalbe Farma Tbk PT	8,758,300	989
	Indofood Sukses Makmur Tbk PT	2,164,100	971
	Tower Bersama Infrastructure Tbk PT	4,382,300	910
	Sarana Menara Nusantara Tbk PT	11,055,100	906
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,352,100	809
	Unilever Indonesia Tbk PT	2,527,200	789
	Adaro Energy Tbk PT	6,340,400	751
	Semen Indonesia Persero Tbk PT	1,111,700	714
	Barito Pacific Tbk PT	9,730,200	644
	Indofood CBP Sukses Makmur Tbk PT	991,800	616
	Aneka Tambang Tbk	3,142,000	520
	Bukit Asam Tbk PT	2,554,900	484
	Gudang Garam Tbk PT	185,500	439
	Japfa Comfeed Indonesia Tbk PT	3,336,200	408
	Indocement Tunggal Prakarsa Tbk PT	467,900	391
*	Smartfren Telecom Tbk PT	51,136,100	390
		Shares	Market Value• ($000)
	Ciputra Development Tbk PT	5,047,430	383
*	Perusahaan Gas Negara Persero Tbk PT	3,567,300	380
*	Pakuwon Jati Tbk PT	9,245,100	327
	Mitra Keluarga Karyasehat Tbk PT	1,955,700	315
*	Surya Citra Media Tbk PT	10,248,500	304
*	Summarecon Agung Tbk PT	4,629,266	300
*	Bumi Serpong Damai Tbk PT	3,763,400	295
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,827,600	285
*	Jasa Marga Persero Tbk PT	928,317	276
*	Surya Semesta Internusa Tbk PT	7,697,500	271
*	Bank Rakyat Indonesia Agroniaga Tbk PT	1,767,900	263
	XL Axiata Tbk PT	1,192,400	260
	Ace Hardware Indonesia Tbk PT	2,595,300	259
	Pabrik Kertas Tjiwi Kimia Tbk PT	430,000	253
	BFI Finance Indonesia Tbk PT	3,321,200	246
	Vale Indonesia Tbk PT	710,300	243
	Mayora Indah Tbk PT	1,335,900	221
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	220
	Indo Tambangraya Megah Tbk PT	142,300	217
*	Indosat Tbk PT	429,300	210
*	Lippo Karawaci Tbk PT	19,524,292	204
*	Matahari Department Store Tbk PT	925,000	199
	Bank BTPN Syariah Tbk PT	728,600	196
	AKR Corporindo Tbk PT	616,900	186
*	LEG Immobilien SE	1,229,514	183
*	Bank Tabungan Negara Persero Tbk PT	1,289,700	162
*	Medco Energi Internasional Tbk PT	3,935,581	158
*	Mitra Adiperkasa Tbk PT	2,405,000	150
*	Bank Bukopin Tbk PT (XIDX)	4,919,600	149
*	Timah Tbk PT	1,216,300	137
	Astra Agro Lestari Tbk PT	170,855	130
	Media Nusantara Citra Tbk PT	1,784,200	113

57

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Wijaya Karya Persero Tbk PT	1,149,145	101
*	Panin Financial Tbk PT	7,071,800	91
*	Waskita Karya Persero Tbk PT	1,299,774	85
*	Bank Pan Indonesia Tbk PT	1,448,500	81
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	71
	Ramayana Lestari Sentosa Tbk PT	1,190,900	62
*	Krakatau Steel Persero Tbk PT	1,444,300	54
*	Adhi Karya Persero Tbk PT	620,300	46
*	PP Persero Tbk PT	528,300	45
*	Alam Sutera Realty Tbk PT	2,990,900	38
	Bank Danamon Indonesia Tbk PT	189,500	36
*,1	Trada Alam Minera Tbk PT	10,114,628	36
*	Kresna Graha Investama Tbk PT	4,091,300	31
*	Global Mediacom Tbk PT	1,211,000	23
*	Totalindo Eka Persada Tbk PT	782,320	3
			56,287
Ireland (0.1%)
	Kerry Group plc Class A	67,141	9,009
	Kingspan Group plc	67,695	7,793
*	Bank of Ireland Group plc	388,428	2,314
	Glanbia plc (XDUB)	82,126	1,341
*	AIB Group plc	304,704	825
	Hibernia REIT plc	265,010	387
*	Dalata Hotel Group plc	78,590	336
*	Irish Continental Group plc	63,570	313
*	Cairn Homes plc	205,327	266
*	Cairn Homes plc (XDUB)	45,485	59
*,1	Irish Bank Resolution Corp.	14,385	—
			22,643
Israel (0.2%)
*	Nice Ltd.	28,010	7,918
	Bank Leumi Le-Israel BM	619,433	5,918
	Bank Hapoalim BM	497,656	4,901
*	Teva Pharmaceutical Industries Ltd.	437,925	3,862
*	Israel Discount Bank Ltd. Class A	510,272	3,083
	ICL Group Ltd.	283,974	2,434
	Mizrahi Tefahot Bank Ltd.	56,907	2,071
	Elbit Systems Ltd.	9,892	1,559
*	Tower Semiconductor Ltd.	46,173	1,512
	Azrieli Group Ltd.	14,655	1,371
		Shares	Market Value• ($000)
*	Nova Ltd.	12,056	1,287
*	Bezeq The Israeli Telecommunication Corp. Ltd.	907,508	1,138
	Mivne Real Estate KD Ltd.	254,909	929
*	Enlight Renewable Energy Ltd.	358,435	884
	First International Bank of Israel Ltd.	20,731	831
*	Shikun & Binui Ltd.	129,175	768
	Big Shopping Centers Ltd.	4,548	682
	Alony Hetz Properties & Investments Ltd.	40,612	665
	Harel Insurance Investments & Financial Services Ltd.	57,896	647
*	Israel Corp. Ltd.	1,723	636
	REIT 1 Ltd.	101,213	633
*	Paz Oil Co. Ltd.	4,895	624
*	Melisron Ltd.	7,323	620
	Phoenix Holdings Ltd.	47,581	602
*	Clal Insurance Enterprises Holdings Ltd.	24,123	596
	Strauss Group Ltd.	18,651	548
*	Airport City Ltd.	27,424	524
	Maytronics Ltd.	22,147	524
	Ashtrom Group Ltd.	20,230	473
	Hilan Ltd.	8,521	472
	Sella Capital Real Estate Ltd.	141,777	468
	Electra Ltd.	695	458
*	Camtek Ltd.	11,381	457
	Amot Investments Ltd.	59,040	451
	Gav-Yam Lands Corp. Ltd.	33,924	404
	FIBI Holdings Ltd.	9,088	400
	Energix-Renewable Energies Ltd.	82,368	388
	Shufersal Ltd.	46,489	385
	Danel Adir Yeoshua Ltd.	1,767	374
*	Delek Group Ltd.	4,481	373
	Isracard Ltd.	92,515	372
	Sapiens International Corp. NV	10,659	369
	Fox Wizel Ltd.	2,575	355
*	Perion Network Ltd.	12,610	352
	Shapir Engineering and Industry Ltd.	42,926	351
	Matrix IT Ltd.	12,675	344
	Mega Or Holdings Ltd.	8,209	325
	AudioCodes Ltd.	9,082	316
	Formula Systems 1985 Ltd.	2,809	303
*	OPC Energy Ltd.	28,762	301
*	AFI Properties Ltd.	5,687	295
*	Summit Real Estate Holdings Ltd.	15,005	273
	Delek Automotive Systems Ltd.	20,634	270

58

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kenon Holdings Ltd.	6,499	261
	Gazit-Globe Ltd.	29,496	239
*	Fattal Holdings 1998 Ltd.	2,178	234
*	Compugen Ltd.	36,694	233
	Menora Mivtachim Holdings Ltd.	9,950	230
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,924	220
	Migdal Insurance & Financial Holdings Ltd.	122,731	209
*	Partner Communications Co. Ltd.	39,795	201
*	Equital Ltd.	5,802	178
	Delta Galil Industries Ltd.	3,081	158
*	Allot Ltd.	10,427	154
*	Oil Refineries Ltd.	498,716	135
*	Cellcom Israel Ltd.	32,887	125
*	Kamada Ltd.	17,290	99
	IDI Insurance Co. Ltd.	2,463	99
	Gilat Satellite Networks Ltd.	10,809	90
*	Brack Capital Properties NV	559	65
*	Naphtha Israel Petroleum Corp. Ltd.	9,312	58
*	Tera Light Ltd.	9,950	25
			60,109
Italy (0.7%)
	Enel SpA	3,391,988	28,397
	Intesa Sanpaolo SpA	7,232,885	20,557
	Stellantis NV	883,337	17,635
	Eni SpA	1,097,079	15,724
	UniCredit SpA	958,798	12,675
	Ferrari NV	52,981	12,572
	Assicurazioni Generali SpA	554,541	12,075
	CNH Industrial NV	433,653	7,470
	Moncler SpA	94,738	6,818
	Snam SpA (MTAA)	960,814	5,442
*	FinecoBank Banca Fineco SpA	270,240	5,161
	Terna - Rete Elettrica Nazionale	638,699	4,759
*,3	Nexi SpA	260,158	4,523
	Prysmian SpA	117,918	4,458
	EXOR NV	44,479	4,196
*	Atlantia SpA	206,318	3,988
*	Mediobanca Banca di Credito Finanziario SpA	311,849	3,721
	Davide Campari-Milano NV	206,958	2,940
	Amplifon SpA	56,377	2,869
[3]	Poste Italiane SpA	196,500	2,806
	Recordati Industria Chimica e Farmaceutica SpA	41,786	2,618
	Interpump Group SpA	34,569	2,546
		Shares	Market Value• ($000)
	DiaSorin SpA	9,279	2,098
	Reply SpA	10,585	2,055
	Banco BPM SpA	650,243	2,022
	Telecom Italia SpA	5,212,824	1,860
	Tenaris SA	143,956	1,603
[3]	Infrastrutture Wireless Italiane SpA	139,855	1,545
	Azimut Holding SpA	52,787	1,520
[3]	Pirelli & C SpA	228,210	1,404
	Italgas SpA	216,074	1,373
	A2A SpA	612,818	1,290
	Hera SpA	311,381	1,274
*	Leonardo SpA	169,792	1,246
	Unipol Gruppo SpA	207,594	1,192
	De' Longhi SpA	30,317	1,186
	ERG SpA	32,477	1,173
	Banca Mediolanum SpA	114,118	1,150
	BPER Banca	486,672	1,067
*	Banca Generali SpA	21,790	1,025
	Telecom Italia SpA Savings Shares	2,481,528	943
	Buzzi Unicem SpA	36,901	861
*	Brunello Cucinelli SpA	14,078	854
	Banca Popolare di Sondrio SCPA	193,474	841
	Brembo SpA	62,622	822
	Iren SpA	227,725	708
[3]	Technogym SpA	63,727	670
[3]	BFF Bank SpA	73,170	655
	Tenaris SA ADR	28,752	641
	Sesa SpA	3,135	615
*	Autogrill SpA	74,611	586
[3]	Anima Holding SpA	108,107	574
*	Salvatore Ferragamo SpA	24,532	522
	UnipolSai Assicurazioni SpA	175,849	509
	Danieli & C Officine Meccaniche SpA	14,064	473
[3]	Carel Industries SpA	15,923	459
*,2	Saipem SpA	195,818	429
	Gruppo MutuiOnline SpA	8,773	428
	Falck Renewables SpA	42,216	426
*	Societa Cattolica Di Assicurazione SpA	50,964	387
*,3	Enav SpA	86,759	381
	Maire Tecnimont SpA	87,046	375
[3]	GVS SpA	24,877	370
	Tamburi Investment Partners SpA	31,859	360
[2]	Webuild SpA (MTAA)	139,245	345
	Tinexta SpA	7,571	336
	MARR SpA	13,886	327
	ACEA SpA	14,415	313
	SOL SpA	12,905	296
	Mediaset NV	104,006	292
	Zignago Vetro SpA	13,478	272
*	Tod's SpA	4,506	248

59

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Danieli & C Officine Meccaniche SpA Savings Shares	11,415	247
*,2	Banca Monte dei Paschi di Siena SpA	183,756	220
[3]	doValue SpA	22,034	211
	Cementir Holding NV	19,613	206
[3]	RAI Way SpA	33,424	202
	Piaggio & C SpA	59,240	199
*	Cerved Group SpA	16,403	197
*	CIR SpA-Compagnie Industriali	356,743	197
	Credito Emiliano SpA	23,562	179
	Italmobiliare SpA	4,572	160
	Datalogic SpA	8,753	159
*	Saras SpA	179,414	133
*	Immobiliare Grande Distribuzione SIIQ SpA	29,470	129
*	Arnoldo Mondadori Editore SpA	55,412	128
*	Biesse SpA	4,125	128
*,2	Juventus Football Club SpA	149,272	121
	Banca IFIS SpA	6,213	115
*,2	Fincantieri SpA	123,712	97
	DeA Capital SpA	57,909	89
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	31
*	Webuild SpA	12,600	15
			229,514
Japan (6.3%)
	Toyota Motor Corp.	5,350,640	94,408
	Sony Group Corp.	539,300	62,449
	Keyence Corp.	78,632	47,463
	Recruit Holdings Co. Ltd.	582,027	38,716
	SoftBank Group Corp.	583,640	31,597
	Shin-Etsu Chemical Co. Ltd.	172,556	30,772
	Tokyo Electron Ltd.	63,400	29,546
	Mitsubishi UFJ Financial Group Inc.	5,371,360	29,454
	Daikin Industries Ltd.	115,863	25,376
	Hitachi Ltd.	403,552	23,255
	Hoya Corp.	155,751	22,928
	KDDI Corp.	735,500	22,492
	Nidec Corp.	202,996	22,483
	Honda Motor Co. Ltd.	744,241	22,013
	Daiichi Sankyo Co. Ltd.	819,500	20,678
	Nintendo Co. Ltd.	45,906	20,275
	Takeda Pharmaceutical Co. Ltd.	668,739	18,769
	Murata Manufacturing Co. Ltd.	248,874	18,461
	Shares	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	567,548	18,417
Mitsubishi Corp.	526,700	16,748
FANUC Corp.	84,491	16,697
ITOCHU Corp.	584,528	16,671
Softbank Corp.	1,182,533	16,141
Mitsui & Co. Ltd.	696,100	15,930
Fast Retailing Co. Ltd.	22,600	15,002
Tokio Marine Holdings Inc.	281,452	14,824
Nippon Telegraph & Telephone Corp.	527,300	14,774
SMC Corp.	24,500	14,621
Mizuho Financial Group Inc.	1,100,410	14,523
Denso Corp.	199,400	14,456
Fujitsu Ltd.	82,740	14,300
Seven & i Holdings Co. Ltd.	336,600	14,132
Astellas Pharma Inc.	813,200	13,710
Oriental Land Co. Ltd.	82,500	13,030
Terumo Corp.	288,728	12,737
FUJIFILM Holdings Corp.	153,700	11,878
Central Japan Railway Co.	78,819	11,692
Panasonic Corp.	939,159	11,614
Mitsubishi Electric Corp.	864,340	11,608
Kao Corp.	202,848	11,475
Shiseido Co. Ltd.	170,700	11,390
Bridgestone Corp.	252,504	11,171
M3 Inc.	184,938	10,898
ORIX Corp.	538,560	10,705
Chugai Pharmaceutical Co. Ltd.	285,400	10,671
Komatsu Ltd.	401,350	10,512
Kubota Corp.	487,500	10,385
Sysmex Corp.	83,434	10,345
Japan Tobacco Inc.	518,882	10,186
Olympus Corp.	463,800	10,047
Canon Inc.	435,000	9,892
East Japan Railway Co.	157,205	9,792
Dai-ichi Life Holdings Inc.	456,400	9,602
Shimano Inc.	33,600	9,375
Daiwa House Industry Co. Ltd.	281,000	9,270
Mitsui Fudosan Co. Ltd.	403,600	9,228
Suzuki Motor Corp.	198,371	8,847
Asahi Group Holdings Ltd.	186,652	8,470
Toshiba Corp.	190,100	8,199
Eisai Co. Ltd.	115,400	8,177
Kyocera Corp.	136,000	7,962
Shionogi & Co. Ltd.	120,800	7,876
Omron Corp.	81,800	7,823
Mitsubishi Estate Co. Ltd.	502,891	7,642
Japan Post Holdings Co. Ltd.	984,852	7,568

60

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Otsuka Holdings Co. Ltd.	186,100	7,360
	Lasertec Corp.	33,400	7,245
	Aeon Co. Ltd.	310,000	7,131
	Advantest Corp.	86,489	7,091
	Z Holdings Corp.	1,138,700	7,069
	Sumitomo Corp.	495,000	7,054
	Unicharm Corp.	171,600	6,940
	MS&AD Insurance Group Holdings Inc.	207,856	6,715
	Kikkoman Corp.	80,350	6,572
	Bandai Namco Holdings Inc.	85,800	6,557
	Ajinomoto Co. Inc.	217,800	6,521
	Nomura Holdings Inc.	1,340,700	6,385
	Sompo Holdings Inc.	145,375	6,304
	Nippon Steel Corp.	358,558	6,287
	Sumitomo Realty & Development Co. Ltd.	173,846	6,283
	Nitori Holdings Co. Ltd.	33,700	6,191
	Toyota Industries Corp.	70,700	6,010
	NEC Corp.	117,000	5,991
	Kirin Holdings Co. Ltd.	340,000	5,918
	Marubeni Corp.	691,528	5,868
	Secom Co. Ltd.	85,287	5,814
	Asahi Kasei Corp.	550,800	5,786
	TDK Corp.	159,160	5,786
	NTT Data Corp.	282,500	5,667
	Japan Exchange Group Inc.	233,400	5,526
	Obic Co. Ltd.	29,200	5,400
	ENEOS Holdings Inc.	1,322,607	5,333
	Subaru Corp.	270,100	5,298
	Sumitomo Mitsui Trust Holdings Inc.	161,046	5,297
	Sekisui House Ltd.	254,800	5,297
*	Renesas Electronics Corp.	429,923	5,289
	Nippon Yusen KK	71,000	5,116
	Nitto Denko Corp.	64,900	5,071
	Yaskawa Electric Corp.	114,663	4,966
	Makita Corp.	106,700	4,952
	MISUMI Group Inc.	118,400	4,952
	West Japan Railway Co.	100,432	4,741
	SG Holdings Co. Ltd.	188,600	4,736
	Mitsubishi Chemical Holdings Corp.	570,184	4,720
	Shimadzu Corp.	115,500	4,692
	MINEBEA MITSUMI Inc.	180,584	4,572
	Sumitomo Electric Industries Ltd.	338,700	4,496
	Yamaha Corp.	71,100	4,492
*	Nissan Motor Co. Ltd.	847,701	4,315
	Nomura Research Institute Ltd.	106,869	4,278
	Shares	Market Value• ($000)
Toyota Tsusho Corp.	97,600	4,234
Toray Industries Inc.	677,900	4,224
Nippon Building Fund Inc.	632	4,106
Sumitomo Metal Mining Co. Ltd.	105,600	4,096
Ono Pharmaceutical Co. Ltd.	191,700	4,022
Pan Pacific International Holdings Corp.	188,900	3,966
AGC Inc.	79,300	3,949
Rakuten Group Inc.	355,300	3,890
Daiwa Securities Group Inc.	673,900	3,786
Daifuku Co. Ltd.	40,000	3,682
Yamato Holdings Co. Ltd.	149,400	3,673
Nippon Paint Holdings Co. Ltd.	341,200	3,651
Resona Holdings Inc.	966,689	3,631
MEIJI Holdings Co. Ltd.	56,734	3,580
Yamaha Motor Co. Ltd.	128,400	3,579
Dentsu Group Inc.	96,749	3,536
Nihon M&A Center Holdings Inc.	112,300	3,448
Kyowa Kirin Co. Ltd.	103,100	3,391
Daito Trust Construction Co. Ltd.	26,952	3,342
Japan Real Estate Investment Corp.	540	3,310
JFE Holdings Inc.	215,400	3,291
Hamamatsu Photonics KK	54,800	3,253
Inpex Corp.	384,700	3,208
Sumitomo Chemical Co. Ltd.	648,292	3,194
Nissan Chemical Corp.	57,200	3,184
Mitsubishi Heavy Industries Ltd.	123,087	3,148
Rohm Co. Ltd.	34,300	3,136
Nomura Real Estate Master Fund Inc.	2,089	3,128
Disco Corp.	11,600	3,127
Chubu Electric Power Co. Inc.	301,470	3,121
Nippon Prologis REIT Inc.	932	3,113
Tokyo Gas Co. Ltd.	177,700	3,084
Nexon Co. Ltd.	179,724	3,059
Isuzu Motors Ltd.	221,420	2,979
GLP J-REIT	1,825	2,977
T&D Holdings Inc.	231,100	2,964
TOTO Ltd.	60,800	2,938
Tokyu Corp.	208,100	2,934
Mitsui OSK Lines Ltd.	46,139	2,909
Lixil Corp.	112,900	2,900
Koito Manufacturing Co. Ltd.	51,000	2,894
Trend Micro Inc.	51,100	2,888
Hankyu Hanshin Holdings Inc.	91,100	2,825
JSR Corp.	77,700	2,818

61

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Odakyu Electric Railway Co. Ltd.	129,800	2,814
	Yakult Honsha Co. Ltd.	55,388	2,799
	Ricoh Co. Ltd.	285,700	2,782
	Dai Nippon Printing Co. Ltd.	111,200	2,755
	Idemitsu Kosan Co. Ltd.	100,614	2,748
	Kansai Electric Power Co. Inc.	297,700	2,741
	Aisin Corp.	74,300	2,719
	Osaka Gas Co. Ltd.	167,600	2,701
	CyberAgent Inc.	160,968	2,697
	Taiyo Yuden Co. Ltd.	53,200	2,697
	TIS Inc.	98,900	2,694
	Ibiden Co. Ltd.	44,200	2,656
	Japan Metropolitan Fund Investment	2,890	2,655
	SBI Holdings Inc.	101,540	2,632
	Daiwa House REIT Investment Corp.	912	2,617
	Obayashi Corp.	306,900	2,591
	Fuji Electric Co. Ltd.	52,477	2,566
	Sekisui Chemical Co. Ltd.	156,100	2,565
	BayCurrent Consulting Inc.	5,857	2,431
	Keio Corp.	48,100	2,428
	Asahi Intecc Co. Ltd.	91,400	2,409
	Azbil Corp.	55,000	2,345
	Kajima Corp.	188,900	2,326
	SUMCO Corp.	121,326	2,318
	Kurita Water Industries Ltd.	46,500	2,297
	Hirose Electric Co. Ltd.	13,721	2,295
*	Kintetsu Group Holdings Co. Ltd.	72,800	2,292
	MonotaRO Co. Ltd.	99,844	2,276
	Suntory Beverage & Food Ltd.	57,800	2,243
	Konami Holdings Corp.	40,600	2,234
	Taisei Corp.	70,199	2,203
	Mitsui Chemicals Inc.	73,300	2,179
	Ebara Corp.	39,800	2,172
	Otsuka Corp.	44,000	2,167
	Keisei Electric Railway Co. Ltd.	67,200	2,163
	Nissin Foods Holdings Co. Ltd.	28,200	2,156
	GMO Payment Gateway Inc.	17,006	2,155
	Toho Co. Ltd. (XTKS)	45,200	2,124
	MatsukiyoCocokara & Co.	47,880	2,123
	Mazda Motor Corp.	233,900	2,104
	Kobayashi Pharmaceutical Co. Ltd.	26,200	2,098
	Tobu Railway Co. Ltd.	84,000	2,091
	Seiko Epson Corp.	115,900	2,064
	Yokogawa Electric Corp.	102,800	2,054
		Shares	Market Value• ($000)
	Santen Pharmaceutical Co. Ltd.	144,800	2,041
	Capcom Co. Ltd.	74,600	2,008
	Asics Corp.	79,600	1,984
	Persol Holdings Co. Ltd.	73,100	1,965
	Tosoh Corp.	116,390	1,960
	Open House Co. Ltd.	30,500	1,945
	Concordia Financial Group Ltd.	487,179	1,936
	TOPPAN Inc.	119,900	1,935
	Ryohin Keikaku Co. Ltd.	97,370	1,919
	Showa Denko KK	75,988	1,906
	Nippon Express Co. Ltd.	30,100	1,884
	Orix JREIT Inc.	1,132	1,878
	Brother Industries Ltd.	95,900	1,854
	Sojitz Corp.	111,860	1,846
	Hoshizaki Corp.	21,782	1,832
	Advance Residence Investment Corp.	557	1,831
	Tsuruha Holdings Inc.	14,800	1,826
	Kansai Paint Co. Ltd.	78,200	1,811
	Food & Life Cos. Ltd.	41,700	1,807
*	Tokyo Electric Power Co. Holdings Inc.	648,800	1,797
	Kakaku.com Inc.	53,868	1,788
	NGK Insulators Ltd.	105,700	1,760
	Oji Holdings Corp.	353,300	1,751
	Square Enix Holdings Co. Ltd.	31,900	1,747
*	ANA Holdings Inc.	74,930	1,746
	Nisshin Seifun Group Inc.	110,320	1,742
	Hulic Co. Ltd.	179,071	1,722
	Nippon Shinyaku Co. Ltd.	21,400	1,714
	Lion Corp.	102,100	1,700
*	Kawasaki Kisen Kaisha Ltd.	35,199	1,697
	Marui Group Co. Ltd.	85,200	1,672
	Hakuhodo DY Holdings Inc.	101,600	1,656
	Chiba Bank Ltd.	262,200	1,625
	Miura Co. Ltd.	41,700	1,604
	Shimizu Corp.	218,700	1,602
	United Urban Investment Corp.	1,284	1,601
	Ito En Ltd.	24,000	1,599
	Shizuoka Bank Ltd.	198,400	1,598
	Hikari Tsushin Inc.	10,300	1,588
	Welcia Holdings Co. Ltd.	42,100	1,572
	Rinnai Corp.	15,200	1,561
	Mitsubishi Gas Chemical Co. Inc.	77,000	1,550
	TechnoPro Holdings Inc.	48,500	1,550
	NH Foods Ltd.	43,900	1,544
*	Hitachi Metals Ltd.	81,400	1,541
	ZOZO Inc.	47,900	1,538

62

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Toyo Suisan Kaisha Ltd.	35,500	1,530
	Nabtesco Corp.	47,000	1,525
	Industrial & Infrastructure Fund Investment Corp.	829	1,520
	Tokyo Century Corp.	26,320	1,507
	Stanley Electric Co. Ltd.	59,700	1,505
	Iida Group Holdings Co. Ltd.	60,697	1,496
	Bank of Kyoto Ltd.	33,000	1,484
	Koei Tecmo Holdings Co. Ltd.	31,512	1,467
	USS Co. Ltd.	90,100	1,452
	Nikon Corp.	131,200	1,447
	Hitachi Construction Machinery Co. Ltd.	45,300	1,445
	Haseko Corp.	110,400	1,438
	NOF Corp.	28,600	1,435
	SCREEN Holdings Co. Ltd.	15,400	1,431
	Japan Prime Realty Investment Corp.	390	1,430
	Kyushu Railway Co.	63,124	1,413
	Tokyu Fudosan Holdings Corp.	241,886	1,402
	Jeol Ltd.	18,400	1,395
	Nippon Sanso Holdings Corp.	59,100	1,395
	Japan Post Insurance Co. Ltd.	84,678	1,374
	Japan Post Bank Co. Ltd.	175,535	1,370
	Toho Gas Co. Ltd.	45,700	1,354
	Kuraray Co. Ltd.	148,900	1,347
	Kose Corp.	11,500	1,335
	Rohto Pharmaceutical Co. Ltd.	43,700	1,335
	Aozora Bank Ltd.	57,990	1,327
	Nagoya Railroad Co. Ltd.	79,800	1,319
	Amada Co. Ltd.	133,300	1,317
	Fukuoka Financial Group Inc.	73,264	1,316
	Iwatani Corp.	22,200	1,311
*	Japan Airlines Co. Ltd.	60,845	1,309
	Itochu Techno-Solutions Corp.	41,400	1,308
	Oracle Corp. Japan	13,800	1,306
	Tohoku Electric Power Co. Inc.	201,000	1,304
	Rakus Co. Ltd	41,100	1,303
	Kyushu Electric Power Co. Inc.	183,900	1,295
	Mitsubishi HC Capital Inc. (XTKS)	258,150	1,294
	NGK Spark Plug Co. Ltd.	81,000	1,294
	Casio Computer Co. Ltd.	91,000	1,288
	Benefit One Inc.	25,300	1,277
	Activia Properties Inc.	310	1,271
		Shares	Market Value• ($000)
	Shinsei Bank Ltd.	76,803	1,268
	NSK Ltd.	186,800	1,255
	IHI Corp.	53,600	1,252
	Sumitomo Heavy Industries Ltd.	48,400	1,246
	Sohgo Security Services Co. Ltd.	28,900	1,236
	Tokyo Tatemono Co. Ltd.	83,200	1,223
	Japan Hotel REIT Investment Corp.	2,023	1,222
[2]	Sega Sammy Holdings Inc.	85,800	1,220
	Sekisui House REIT Inc.	1,597	1,207
	Yamada Denki Co. Ltd.	312,672	1,195
	NET One Systems Co. Ltd.	36,200	1,187
	Nifco Inc.	37,202	1,187
	Denka Co. Ltd.	36,000	1,179
*	Skylark Holdings Co. Ltd.	87,047	1,179
	LaSalle Logiport REIT	708	1,177
	Keikyu Corp.	103,900	1,173
	Nomura Real Estate Holdings Inc.	48,100	1,173
	Japan Logistics Fund Inc.	390	1,167
	Nippon Accommodations Fund Inc.	209	1,166
	Hisamitsu Pharmaceutical Co. Inc.	34,100	1,163
	Air Water Inc.	76,000	1,163
	Ulvac Inc.	20,600	1,156
	Kawasaki Heavy Industries Ltd.	56,900	1,155
	Cosmos Pharmaceutical Corp.	7,500	1,146
	Horiba Ltd.	17,300	1,134
	DIC Corp.	42,600	1,128
*	Japan Airport Terminal Co. Ltd.	22,600	1,121
	Sumitomo Forestry Co. Ltd.	58,700	1,121
	Nichirei Corp.	46,000	1,120
	THK Co. Ltd.	52,000	1,118
	Alfresa Holdings Corp.	78,700	1,109
	Sugi Holdings Co. Ltd.	15,400	1,103
	Teijin Ltd.	81,800	1,098
	Tokai Carbon Co. Ltd.	83,900	1,097
	Hino Motors Ltd.	115,200	1,090
	Kenedix Office Investment Corp.	171	1,083
	Pigeon Corp.	46,660	1,080
	Chugoku Electric Power Co. Inc.	129,600	1,075
	Ship Healthcare Holdings Inc.	40,700	1,069
	Mitsui Fudosan Logistics Park Inc.	200	1,063

63

Total World Stock Index Fund
		Shares	Market Value• ($000)
	COMSYS Holdings Corp.	42,698	1,057
	Mitsubishi Materials Corp.	53,934	1,047
	Kinden Corp.	63,700	1,045
	Keihan Holdings Co. Ltd.	39,700	1,044
	Zenkoku Hosho Co. Ltd.	21,600	1,044
	Morinaga Milk Industry Co. Ltd.	17,700	1,037
	Taisho Pharmaceutical Holdings Co. Ltd.	19,300	1,036
	Taiheiyo Cement Corp.	48,600	1,033
	Kewpie Corp.	47,100	1,033
	Takara Holdings Inc.	75,000	1,026
	Tokyo Ohka Kogyo Co. Ltd.	16,100	1,024
	Sanwa Holdings Corp.	86,000	1,003
	Medipal Holdings Corp.	55,400	1,002
	Lawson Inc.	20,700	1,001
	Kaneka Corp.	26,000	997
	Shinko Electric Industries Co. Ltd.	24,700	995
	Relo Group Inc.	47,553	989
	Electric Power Development Co. Ltd.	74,700	988
[2]	Anritsu Corp.	59,500	987
*	Sansan Inc.	8,398	976
	Nippon Electric Glass Co. Ltd.	38,000	970
*	SHIFT Inc.	4,200	969
	SCSK Corp.	47,700	965
	Sumitomo Dainippon Pharma Co. Ltd.	68,200	964
	Isetan Mitsukoshi Holdings Ltd.	131,100	958
	Frontier Real Estate Investment Corp.	215	951
	Sumitomo Rubber Industries Ltd.	77,072	950
	Mebuki Financial Group Inc.	463,350	949
	EXEO Group Inc.	41,000	948
	Seibu Holdings Inc.	86,788	948
	Kadokawa Corp.	17,736	936
	Daiseki Co. Ltd.	19,920	930
	Kamigumi Co. Ltd.	45,800	922
	JGC Holdings Corp.	98,000	921
	Sharp Corp.	78,029	920
	Tsumura & Co.	29,200	910
*	PeptiDream Inc.	37,500	906
	Ushio Inc.	50,400	902
	Sawai Group Holdings Co. Ltd.	20,400	900
	House Foods Group Inc.	31,200	895
	Nihon Kohden Corp.	28,100	894
	Sankyu Inc.	19,800	894
	Kenedix Residential Next Investment Corp.	460	885
	Outsourcing Inc.	45,900	881
		Shares	Market Value• ($000)
	Daicel Corp.	117,100	877
	JTEKT Corp.	99,100	877
	ADEKA Corp.	39,300	874
	J Front Retailing Co. Ltd.	93,800	869
	Suzuken Co. Ltd.	30,660	854
	Mori Hills REIT Investment Corp.	627	850
	Alps Alpine Co. Ltd.	86,567	846
	Topcon Corp.	47,200	842
	Kobe Steel Ltd.	142,600	838
	Fuji Corp.	35,900	837
	Konica Minolta Inc.	169,200	837
	AEON REIT Investment Corp.	619	837
	Coca-Cola Bottlers Japan Holdings Inc.	60,575	834
	SMS Co. Ltd.	21,400	830
	Zensho Holdings Co. Ltd.	35,500	820
	Fujitec Co. Ltd.	36,100	820
	DeNA Co. Ltd.	44,300	818
*	RENOVA Inc.	18,600	818
	NIPPON REIT Investment Corp.	210	807
	Nankai Electric Railway Co. Ltd.	40,600	806
*	Park24 Co. Ltd.	52,300	801
	Goldwin Inc.	13,200	799
	GS Yuasa Corp.	36,600	797
	Shimamura Co. Ltd.	9,400	796
	Comforia Residential REIT Inc.	273	796
	Benesse Holdings Inc.	34,700	794
	Fancl Corp.	26,100	791
	Nishi-Nippon Railroad Co. Ltd.	32,100	791
	Nagase & Co. Ltd.	46,500	787
	Daiwa Securities Living Investments Corp.	774	782
	SHO-BOND Holdings Co. Ltd.	18,600	779
	Justsystems Corp.	15,000	775
	Toyo Seikan Group Holdings Ltd.	65,200	774
*	Mitsubishi Motors Corp.	240,000	768
	OKUMA Corp.	16,100	767
	Invincible Investment Corp.	1,939	767
	DMG Mori Co. Ltd.	44,100	759
	Kagome Co. Ltd.	29,700	754
	Penta-Ocean Construction Co. Ltd.	108,800	750
	Infomart Corp.	76,700	748
	Nihon Unisys Ltd.	26,500	745
	Ube Industries Ltd.	40,000	745
	Aeon Mall Co. Ltd.	50,072	734
	Rengo Co. Ltd.	96,800	734
	Hulic REIT Inc.	483	732
	Internet Initiative Japan Inc.	20,900	731
	Kenedix Retail REIT Corp.	286	730

64

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Ain Holdings Inc.	12,300	726
	Yamazaki Baking Co. Ltd.	47,600	723
	Hoshino Resorts REIT Inc.	110	718
	Sundrug Co. Ltd.	24,300	711
	Japan Elevator Service Holdings Co. Ltd.	32,800	711
	Dowa Holdings Co. Ltd.	17,000	710
	Nippo Corp.	20,000	708
	Menicon Co. Ltd.	18,800	706
	Credit Saison Co. Ltd.	57,400	704
	Calbee Inc.	27,200	701
	Japan Steel Works Ltd.	23,800	699
	Daiwa Office Investment Corp.	108	697
	Ezaki Glico Co. Ltd.	19,000	690
[2]	NTT UD REIT Investment Corp.	518	688
	Katitas Co. Ltd.	18,800	686
	Jafco Co. Ltd.	10,800	684
*	Fujikura Ltd.	126,600	683
	Descente Ltd.	17,900	679
	Nippon Suisan Kaisha Ltd.	119,000	676
	Yokohama Rubber Co. Ltd.	39,600	670
	Tokyu REIT Inc.	397	666
	Mitsubishi Logistics Corp.	23,800	665
	Daiichikosho Co. Ltd.	18,200	661
	Mitsubishi Estate Logistics REIT Investment Corp.	150	649
	INFRONEER Holdings Inc.	77,752	644
	Sumitomo Bakelite Co. Ltd.	14,300	643
	Toyo Tire Corp.	38,600	642
	Hachijuni Bank Ltd.	191,700	641
	Zeon Corp.	53,700	637
	TS Tech Co. Ltd.	47,600	637
	Hitachi Zosen Corp.	81,000	635
	Seino Holdings Co. Ltd.	52,300	634
	Pilot Corp.	17,200	631
*	Nishimatsu Construction Co. Ltd.	21,800	629
	Mitsui High-Tec Inc.	8,100	626
	Toagosei Co. Ltd.	55,900	625
	Bic Camera Inc.	72,500	625
	Daido Steel Co. Ltd.	16,300	624
	Mabuchi Motor Co. Ltd.	18,100	624
	Nippon Shokubai Co. Ltd.	11,900	622
	Acom Co. Ltd.	186,200	621
	K's Holdings Corp	59,968	619
	As One Corp.	4,500	617
	Kyoritsu Maintenance Co. Ltd.	16,372	613
		Shares	Market Value• ($000)
	Mirait Holdings Corp.	31,800	612
	Amano Corp.	24,700	611
	Nippon Kayaku Co. Ltd.	57,900	610
	Toyobo Co. Ltd.	50,700	609
	FP Corp.	17,900	608
	Japan Excellent Inc.	501	605
	JCR Pharmaceuticals Co. Ltd.	24,500	601
	Daiwabo Holdings Co. Ltd.	34,000	599
	NHK Spring Co. Ltd.	79,200	597
	Hirogin Holdings Inc.	107,900	594
	GMO internet Inc.	21,400	591
	Fujitsu General Ltd.	24,100	591
	Hitachi Transport System Ltd.	15,000	591
	CKD Corp.	29,700	589
	Aica Kogyo Co. Ltd.	19,200	588
	Tadano Ltd.	53,700	586
	Mori Trust Sogo REIT Inc.	448	579
	Meitec Corp.	9,600	577
	Kyudenko Corp.	18,100	574
	Wacoal Holdings Corp.	28,300	567
	Inaba Denki Sangyo Co. Ltd.	23,600	566
	Tokyo Seimitsu Co. Ltd.	13,900	566
	Mitsui Mining & Smelting Co. Ltd.	19,600	562
	Fujimi Inc.	8,900	560
	Yamaguchi Financial Group Inc.	100,100	559
	Pola Orbis Holdings Inc.	26,200	559
	Digital Garage Inc.	11,900	556
	Iyo Bank Ltd.	113,600	556
	Glory Ltd.	25,400	547
*,2	HIS Co. Ltd.	24,200	544
[2]	Kobe Bussan Co. Ltd.	15,800	544
	Sapporo Holdings Ltd.	24,700	536
	Toyoda Gosei Co. Ltd.	26,100	534
	Hankyu Hanshin REIT Inc.	361	532
	Sotetsu Holdings Inc.	27,300	528
	Toshiba TEC Corp.	13,400	528
	Heiwa Real Estate REIT Inc.	378	528
	Daio Paper Corp.	29,900	526
	Fukuoka REIT Corp.	354	525
	Kokuyo Co. Ltd.	34,400	524
	Cosmo Energy Holdings Co. Ltd.	25,600	523
	Kyushu Financial Group Inc.	154,670	521
	AEON Financial Service Co. Ltd.	40,900	520
	OBIC Business Consultants Co. Ltd.	10,489	518

65

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Takara Bio Inc.	19,800	517
	Maruichi Steel Tube Ltd.	22,700	516
	NSD Co. Ltd.	26,780	510
	Global One Real Estate Investment Corp.	492	507
*	Toda Corp.	80,400	506
	NOK Corp.	43,300	503
	Heiwa Real Estate Co. Ltd.	15,900	502
	OSG Corp.	30,200	502
	SOSiLA Logistics REIT Inc.	334	502
*	Shochiku Co. Ltd.	4,600	501
	Nippon Gas Co. Ltd.	40,200	499
	Fukuyama Transporting Co. Ltd.	12,500	498
	Furukawa Electric Co. Ltd.	22,700	497
	Kotobuki Spirits Co. Ltd.	7,400	495
	Nichias Corp.	20,200	495
	Takashimaya Co. Ltd.	53,500	495
	JCU Corp.	12,300	494
	PALTAC Corp.	11,100	492
	Ichigo Office REIT Investment Corp.	649	492
	Tomy Co. Ltd.	51,500	489
	Seven Bank Ltd.	229,600	485
*	Raksul Inc.	8,800	484
	Sakata Seed Corp.	16,000	483
	Shikoku Electric Power Co. Inc.	73,800	481
	Gunma Bank Ltd.	155,000	479
	Nikkon Holdings Co. Ltd.	24,500	479
	Kaken Pharmaceutical Co. Ltd.	12,100	477
	ABC-Mart Inc.	9,900	476
	Monex Group Inc.	73,100	476
	Itochu Advance Logistics Investment Corp.	334	476
	Morinaga & Co. Ltd.	13,400	474
	Tokai Tokyo Financial Holdings Inc.	136,700	474
	Dexerials Corp.	23,400	473
	Toei Co. Ltd.	2,400	471
	Citizen Watch Co. Ltd.	106,600	465
	Okumura Corp.	18,000	465
*	Oisix ra daichi Inc.	11,100	465
	Tsubakimoto Chain Co.	15,700	464
	Nippon Light Metal Holdings Co. Ltd.	27,830	462
	Asahi Holdings Inc.	25,800	460
	Yaoko Co. Ltd.	7,700	458
	Round One Corp.	38,000	457
	Hokuetsu Corp.	68,900	455
	Toyota Boshoku Corp.	23,600	454
	H.U. Group Holdings Inc.	18,300	451
		Shares	Market Value• ($000)
	Yoshinoya Holdings Co. Ltd.	23,100	450
	Izumi Co. Ltd.	14,800	449
	Sanrio Co. Ltd.	19,892	446
	Senko Group Holdings Co. Ltd.	50,000	445
	Shoei Co. Ltd.	10,000	445
	Systena Corp.	24,000	444
	eRex Co. Ltd.	19,400	444
	Yamato Kogyo Co. Ltd.	13,200	443
	Chugoku Bank Ltd.	60,900	442
	Earth Corp.	7,200	442
	Hokuhoku Financial Group Inc.	61,700	441
	Mizuho Leasing Co. Ltd.	14,100	436
	Kureha Corp.	6,700	435
	TOKAI Holdings Corp.	57,300	435
	Macnica Fuji Electronics Holdings Inc.	18,500	435
	NS Solutions Corp.	12,900	434
	Hazama Ando Corp.	63,800	432
	Nipro Corp.	42,400	431
	Sanken Electric Co. Ltd.	8,200	431
	en japan Inc.	10,700	425
	Resorttrust Inc.	23,800	422
	Hokuriku Electric Power Co.	88,700	422
	Okamura Corp.	31,900	421
	Wacom Co. Ltd.	64,900	420
	Mirai Corp.	910	420
	Milbon Co. Ltd.	7,000	419
	Toridoll Holdings Corp.	17,400	419
	Fuyo General Lease Co. Ltd.	6,400	416
	Tokuyama Corp.	24,100	413
	Ariake Japan Co. Ltd.	6,300	410
	Central Glass Co. Ltd.	21,900	408
	Kiyo Bank Ltd.	30,807	405
	Fuji Soft Inc.	7,900	402
	Hanwa Co. Ltd.	13,200	397
	Nichicon Corp.	41,600	394
	Kusuri no Aoki Holdings Co. Ltd.	5,900	393
	San-A Co. Ltd.	10,800	389
	Nagawa Co. Ltd.	4,100	388
	Nisshinbo Holdings Inc.	50,100	387
	Sankyo Co. Ltd.	15,900	386
	CRE Logistics REIT Inc.	198	385
	DCM Holdings Co. Ltd.	39,200	382
	Oki Electric Industry Co. Ltd.	46,400	381
	Takasago Thermal Engineering Co. Ltd.	20,800	381
*,2	giftee Inc.	11,127	376
	Mani Inc.	22,000	375
	Fuji Oil Holdings Inc.	16,000	375

66

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Rorze Corp.	3,900	374
	Kohnan Shoji Co. Ltd.	11,900	372
	Lintec Corp.	16,600	371
	Oiles Corp.	24,960	371
	SAMTY Co. Ltd.	16,700	371
	Nippon Signal Co. Ltd.	42,800	370
	Aida Engineering Ltd.	40,500	368
	Toyo Ink SC Holdings Co. Ltd.	20,900	368
	JINS Holdings Inc.	5,800	367
	Nojima Corp.	16,700	366
	Takuma Co. Ltd.	27,800	364
	Hokkaido Electric Power Co. Inc.	87,000	362
	NEC Networks & System Integration Corp.	22,500	362
	Iriso Electronics Co. Ltd.	7,700	354
	Japan Securities Finance Co. Ltd.	46,400	354
	Sumitomo Warehouse Co. Ltd.	22,000	354
	Nihon Parkerizing Co. Ltd.	35,200	351
	Fuji Kyuko Co. Ltd.	8,700	350
	Elecom Co. Ltd.	22,800	349
	Nitto Boseki Co. Ltd.	10,800	346
*	NTN Corp.	159,100	345
	Sumitomo Osaka Cement Co. Ltd.	12,300	345
	Toho Holdings Co. Ltd.	21,300	345
	Tokyo Steel Manufacturing Co. Ltd.	30,900	344
	Star Asia Investment Corp.	649	344
	Mixi Inc.	15,024	344
	Central Sports Co. Ltd.	16,050	342
	Token Corp.	4,200	342
	Kanematsu Corp.	29,400	341
	Nippon Paper Industries Co. Ltd.	33,100	339
	Daito Pharmaceutical Co. Ltd.	12,000	338
	Duskin Co. Ltd.	14,000	337
	Riso Kagaku Corp.	15,900	336
	Daishi Hokuetsu Financial Group Inc.	14,950	335
	Asahi Diamond Industrial Co. Ltd.	54,300	334
	77 Bank Ltd.	32,700	334
	KH Neochem Co. Ltd.	12,900	332
	Musashi Seimitsu Industry Co. Ltd.	17,600	331
	Mars Group Holdings Corp.	22,700	330
	BeNext-Yumeshin Group Co.	25,300	330
		Shares	Market Value• ($000)
	Kumagai Gumi Co. Ltd.	13,300	329
	Fuji Seal International Inc.	14,900	328
	Showa Sangyo Co. Ltd.	13,200	328
	Hirata Corp.	5,380	328
	Fuso Chemical Co. Ltd.	7,100	327
*	Royal Holdings Co. Ltd.	18,000	327
	Osaka Organic Chemical Industry Ltd.	10,900	327
	Meidensha Corp.	15,500	326
	Trusco Nakayama Corp.	13,500	326
	Heiwa Corp.	18,200	325
	Nichiha Corp.	11,300	325
	Sodick Co. Ltd.	42,200	325
	Nishi-Nippon Financial Holdings Inc.	55,500	324
	Joyful Honda Co. Ltd.	23,488	323
[2]	Colowide Co. Ltd.	22,300	322
	Maxell Ltd.	26,800	322
	Pacific Industrial Co. Ltd.	31,500	321
	Okinawa Electric Power Co. Inc.	26,012	319
	Nippon Beet Sugar Manufacturing Co. Ltd.	21,900	318
	Raito Kogyo Co. Ltd.	17,900	318
	Maruha Nichiro Corp.	14,100	318
	Japan Material Co. Ltd.	22,900	318
	Eizo Corp.	8,300	317
	Hibiya Engineering Ltd.	18,700	314
	Maruwa Co. Ltd.	2,800	314
	Ichiyoshi Securities Co. Ltd.	54,700	312
	Hyakugo Bank Ltd.	107,800	312
	Ringer Hut Co. Ltd.	16,100	312
	DTS Corp.	14,000	311
	Ogaki Kyoritsu Bank Ltd.	18,700	311
	Nippon Koei Co. Ltd.	10,200	310
	Okabe Co. Ltd.	51,600	310
	MCJ Co. Ltd.	27,500	310
	Aiful Corp.	92,800	309
	Shiga Bank Ltd.	19,100	309
[2]	Midac Holdings Co. Ltd.	6,500	309
	Takeuchi Manufacturing Co. Ltd.	12,000	308
	gremz Inc.	13,400	308
	Atom Corp.	45,349	306
	UT Group Co. Ltd.	9,500	304
	Noevir Holdings Co. Ltd.	6,200	303
	Musashino Bank Ltd.	19,200	302
	Nanto Bank Ltd.	17,500	302

67

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Anicom Holdings Inc.	38,700	302
	Takara Leben Real Estate Investment Corp.	309	301
	Nippon Soda Co. Ltd.	10,000	300
	Yokowo Co. Ltd.	13,495	300
	Sangetsu Corp.	21,700	299
	Taiyo Holdings Co. Ltd.	11,200	299
	Canon Marketing Japan Inc.	14,900	295
	San-In Godo Bank Ltd.	60,300	295
	Information Services International-Dentsu Ltd.	8,400	294
	TKC Corp.	9,600	294
[2]	Yamashin-Filter Corp.	48,551	294
	Bunka Shutter Co. Ltd.	29,900	291
	Dip Corp.	8,100	291
	Okinawa Financial Group Inc.	13,180	290
	JP-Holdings Inc.	129,900	289
	Seiren Co. Ltd.	14,200	287
	Daido Metal Co. Ltd.	53,300	286
	Taikisha Ltd.	10,000	286
	LIFULL Co. Ltd.	91,000	286
	IR Japan Holdings Ltd.	3,100	286
	Mitani Sekisan Co. Ltd.	4,500	286
	San-Ai Oil Co. Ltd.	21,900	285
	Japan Lifeline Co. Ltd.	26,400	284
	Kandenko Co. Ltd.	36,700	284
	Tocalo Co. Ltd.	23,200	284
	Nippon Ceramic Co. Ltd.	10,900	283
	Financial Products Group Co. Ltd.	48,900	283
	Nomura Co. Ltd.	28,600	282
	Star Micronics Co. Ltd.	21,500	282
	One REIT Inc.	105	282
	Itoham Yonekyu Holdings Inc.	46,072	281
	North Pacific Bank Ltd.	135,700	281
	Nachi-Fujikoshi Corp.	7,400	280
	Kintetsu World Express Inc.	11,600	279
	V Technology Co. Ltd.	7,400	279
	Monogatari Corp.	4,472	279
	Kumiai Chemical Industry Co. Ltd.	37,263	278
	Mochida Pharmaceutical Co. Ltd.	9,542	278
	Nippon Thompson Co. Ltd.	54,100	278
	Nihon Chouzai Co. Ltd.	19,300	278
		Shares	Market Value• ($000)
	Osaki Electric Co. Ltd.	56,100	277
	Cosel Co. Ltd.	33,800	275
	Tokyo Individualized Educational Institute Inc.	43,400	274
*	Fujita Kanko Inc.	12,800	271
	Funai Soken Holdings Inc.	9,750	271
	Noritake Co. Ltd.	6,200	271
	Valor Holdings Co. Ltd.	12,800	271
	Nissha Co. Ltd.	16,500	270
	MEC Co. Ltd.	9,783	269
	Ministop Co. Ltd.	22,000	268
	Takasago International Corp.	10,300	268
	Intage Holdings Inc.	15,800	267
	Daihen Corp.	6,400	267
	Megmilk Snow Brand Co. Ltd.	13,800	267
	Mori Trust Hotel REIT Inc.	215	267
	Stella Chemifa Corp.	10,600	266
[2]	Kura Sushi Inc.	8,200	265
	Hioki EE Corp.	3,800	265
	Japan Aviation Electronics Industry Ltd.	16,000	265
	EDION Corp.	27,900	265
	Transcosmos Inc.	8,800	265
	eGuarantee Inc.	11,900	265
[2]	Starts Proceed Investment Corp.	126	265
	Chiyoda Integre Co. Ltd.	13,800	264
	Keiyo Bank Ltd.	67,600	263
	GLOBERIDE Inc.	7,200	261
	Digital Arts Inc.	3,200	261
	Paramount Bed Holdings Co. Ltd.	14,000	261
	MOS Food Services Inc.	9,300	259
	Ai Holdings Corp.	13,700	259
	Senshu Ikeda Holdings Inc.	184,500	259
	Zuken Inc.	6,700	258
	Aomori Bank Ltd.	14,900	257
	Konishi Co. Ltd.	16,500	257
	Oyo Corp.	16,800	257
	Autobacs Seven Co. Ltd.	19,800	256
	Giken Ltd.	6,700	256
	Usen-Next Holdings Co. Ltd.	8,681	256
	Daibiru Corp.	18,300	255
	Tamura Corp.	37,000	254
	TOMONY Holdings Inc.	95,000	254
	Meisei Industrial Co. Ltd.	42,400	253
	Future Corp.	8,600	252
	Aeon Fantasy Co. Ltd.	15,200	252
	Hyakujushi Bank Ltd.	19,500	252
	BML Inc.	7,100	250

68

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Fuso Pharmaceutical Industries Ltd.	11,200	250
	Inabata & Co. Ltd.	16,900	250
	Key Coffee Inc.	12,800	250
	Tri Chemical Laboratories Inc.	8,368	250
	Yamazen Corp.	26,800	248
*	M&A Capital Partners Co. Ltd.	4,400	248
	Ichibanya Co. Ltd.	6,100	247
	PC Depot Corp.	61,420	247
	Kyokuyo Co. Ltd.	9,200	247
*	ARTERIA Networks Corp.	17,500	247
	Nichireki Co. Ltd.	20,800	247
	Samty Residential Investment Corp.	233	246
	Kato Sangyo Co. Ltd.	8,700	245
	Orient Corp.	178,500	245
*	Right On Co. Ltd.	38,900	245
	GungHo Online Entertainment Inc.	13,070	245
	Gree Inc.	29,100	245
	Hosiden Corp.	23,100	244
	Nissin Corp.	17,200	244
	Fujimori Kogyo Co. Ltd.	5,900	243
	CAC Holdings Corp.	17,100	242
	Roland DG Corp.	9,200	242
	Nagatanien Holdings Co. Ltd.	13,200	242
	S-Pool Inc.	21,565	241
	Prima Meat Packers Ltd.	10,200	240
	Rokko Butter Co. Ltd.	16,400	240
	Starts Corp. Inc.	9,900	238
	Maeda Kosen Co. Ltd.	8,200	238
	Fukui Bank Ltd.	18,300	237
	Shizuoka Gas Co. Ltd.	22,500	237
	Makino Milling Machine Co. Ltd.	6,600	237
	Sanyo Electric Railway Co. Ltd.	13,481	237
	Nippon Pillar Packing Co. Ltd.	9,700	237
	Nichiban Co. Ltd.	14,500	236
	Shimizu Bank Ltd.	17,400	236
	Qol Holdings Co. Ltd.	15,800	235
	Fujiya Co. Ltd.	11,300	234
	Arcs Co. Ltd.	12,200	234
	T Hasegawa Co. Ltd.	9,600	234
	Kenko Mayonnaise Co. Ltd.	17,400	233
	Komeri Co. Ltd.	10,100	233
	Zenrin Co. Ltd.	25,250	233
	DKS Co. Ltd.	7,700	233
*	SRE Holdings Corp.	3,360	233
	Nippn Corp.	16,200	232
	Sanki Engineering Co. Ltd.	18,400	232
		Shares	Market Value• ($000)
	Tokyo Kiraboshi Financial Group Inc.	17,949	232
	Yamanashi Chuo Bank Ltd.	32,000	231
	Aichi Corp.	32,400	230
	Nippon Parking Development Co. Ltd.	181,900	230
	Jaccs Co. Ltd.	8,600	229
	Marudai Food Co. Ltd.	15,400	229
	Noritz Corp.	14,300	229
	San ju San Financial Group Inc.	18,680	229
	KYORIN Holdings Inc.	14,900	229
	Nextage Co. Ltd.	12,500	229
	Matsui Securities Co. Ltd.	31,800	228
*,2	Sagami Holdings Corp.	25,400	228
	Awa Bank Ltd.	12,200	227
	ZERIA Pharmaceutical Co. Ltd.	12,700	227
	UACJ Corp.	9,800	227
	Daisyo Corp.	25,400	226
	Taisei Lamick Co. Ltd.	9,400	226
	Oita Bank Ltd.	14,100	225
	Pacific Metals Co. Ltd.	12,400	225
	Osaka Steel Co. Ltd.	21,900	224
	Takihyo Co. Ltd.	14,300	224
	Shima Seiki Manufacturing Ltd.	11,600	223
	Furukawa Battery Co. Ltd.	15,950	223
	Raiznext Corp.	20,500	222
	Bank of the Ryukyus Ltd.	33,200	221
	Tonami Holdings Co. Ltd.	5,600	221
	Create SD Holdings Co. Ltd.	7,200	221
	H2O Retailing Corp.	27,300	218
	Okamoto Industries Inc.	6,200	218
	Sanyo Denki Co. Ltd.	3,800	218
	Sinanen Holdings Co. Ltd.	7,100	218
	Tokai Rika Co. Ltd.	15,600	218
	Nissin Sugar Co. Ltd.	14,600	218
	Solasto Corp.	18,000	218
	Max Co. Ltd.	13,600	217
	Shibuya Corp.	8,200	217
	S Foods Inc.	7,500	217
	Aeon Hokkaido Corp.	18,800	217
	Gunze Ltd.	5,600	216
	Fukushima Galilei Co. Ltd.	5,400	215
	Nippon Denko Co. Ltd.	66,600	215
	Suruga Bank Ltd.	58,500	215

69

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Akita Bank Ltd.	16,800	214
	CMK Corp.	56,900	214
	Cybozu Inc.	9,000	214
	Mitsuuroko Group Holdings Co. Ltd.	17,900	214
	TOC Co. Ltd.	38,200	214
	Maruwa Unyu Kikan Co. Ltd.	15,264	214
	Saizeriya Co. Ltd.	7,900	213
	Futaba Corp.	31,400	213
	Morita Holdings Corp.	16,900	213
	Furuno Electric Co. Ltd.	19,800	212
	Idec Corp.	10,000	212
*	Toho Co. Ltd.	15,800	212
	Comture Corp.	7,800	212
	Takara Leben Co. Ltd.	77,300	211
	CTS Co. Ltd.	30,179	211
	Japan Petroleum Exploration Co. Ltd.	11,600	211
	United Super Markets Holdings Inc.	23,160	211
	ZIGExN Co. Ltd.	59,200	211
	Bank of Iwate Ltd.	14,600	210
	Kyosan Electric Manufacturing Co. Ltd.	49,900	210
*	Sun Frontier Fudousan Co. Ltd.	22,300	209
	FAN Communications Inc.	52,800	209
	Sumitomo Mitsui Construction Co. Ltd.	49,120	208
	Nippon Steel Trading Corp.	4,600	208
	Tekken Corp.	13,000	208
	Towa Pharmaceutical Co. Ltd.	8,100	208
	Dai Nippon Toryo Co. Ltd.	27,200	207
	Life Corp.	6,300	207
	Takara Standard Co. Ltd.	15,600	207
	Juroku Financial Group Inc.	11,400	207
	Megachips Corp.	6,500	206
	Prestige International Inc.	30,000	206
	Kaga Electronics Co. Ltd.	7,500	206
	Kanto Denka Kogyo Co. Ltd.	22,400	206
	Nihon Tokushu Toryo Co. Ltd.	23,400	206
	Tsugami Corp.	15,000	206
[2]	Pharma Foods International Co. Ltd.	9,100	206
	Yokogawa Bridge Holdings Corp.	10,100	204
	St. Marc Holdings Co. Ltd.	15,200	204
		Shares	Market Value• ($000)
	Melco Holdings Inc.	4,900	203
	YAKUODO Holdings Co. Ltd.	9,600	203
*	Curves Holdings Co. Ltd.	26,104	203
	KeePer Technical Laboratory Co. Ltd.	7,029	203
	Canon Electronics Inc.	14,700	202
	Daiho Corp.	6,000	202
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	202
*,2	Change Inc.	11,200	202
	Zojirushi Corp.	14,500	201
	Aisan Industry Co. Ltd.	27,100	200
[2]	V-Cube Inc.	13,239	200
	Yodogawa Steel Works Ltd.	9,100	199
	Avex Inc.	14,500	198
*	Kourakuen Holdings Corp.	15,200	197
	Adastria Co. Ltd.	10,640	197
	Kissei Pharmaceutical Co. Ltd.	9,848	197
	Tokyu Construction Co. Ltd.	27,800	197
	Sekisui Jushi Corp.	10,600	197
[2]	Create Restaurants Holdings Inc.	28,600	197
	BRONCO BILLY Co. Ltd.	9,300	197
	Tsubaki Nakashima Co. Ltd.	14,100	197
	Roland Corp.	4,800	197
	Nisshin Oillio Group Ltd.	7,400	196
	Seika Corp.	13,600	196
	Totetsu Kogyo Co. Ltd.	9,000	196
	Daiichi Jitsugyo Co. Ltd.	4,200	195
	Kitz Corp.	29,200	195
	Koatsu Gas Kogyo Co. Ltd.	28,900	195
	Mitsubishi Logisnext Co. Ltd.	21,200	195
	Towa Corp.	8,951	195
[2]	Nishimatsuya Chain Co. Ltd.	15,200	194
	Ohsho Food Service Corp.	3,700	194
	Amuse Inc.	9,900	193
	Tatsuta Electric Wire and Cable Co. Ltd.	42,800	193
	Tochigi Bank Ltd.	124,000	193
	Topy Industries Ltd.	18,400	193
	Chiyoda Co. Ltd.	28,600	192
	FCC Co. Ltd.	13,900	192
	Hogy Medical Co. Ltd.	7,000	192
	KOMEDA Holdings Co. Ltd.	10,600	192
	Kanamoto Co. Ltd.	8,900	191
	Feed One Co. Ltd.	29,080	191
	Airtrip Corp.	5,625	191
	Ichigo Inc.	63,600	190

70

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nissin Electric Co. Ltd.	15,300	190
	Ryosan Co. Ltd.	9,200	190
	Sekisui Kasei Co. Ltd.	38,100	190
	Shoei Foods Corp.	5,500	190
	Tokyotokeiba Co. Ltd.	4,800	190
	ValueCommerce Co. Ltd.	4,800	189
	FULLCAST Holdings Co. Ltd.	8,066	188
	Hokkaido Gas Co. Ltd.	14,000	188
	Tokyo Electron Device Ltd.	3,100	188
	Nihon Trim Co. Ltd.	6,100	187
	Fuji Pharma Co. Ltd.	19,400	187
	Pasona Group Inc.	6,700	187
	Mizuno Corp.	8,000	186
	Nitta Corp.	8,100	186
	ST Corp.	13,100	186
	Ubicom Holdings Inc.	7,300	186
	ASKUL Corp.	13,600	185
	SWCC Showa Holdings Co. Ltd.	9,500	185
	Nikkiso Co. Ltd.	20,700	183
*	Nippon Sheet Glass Co. Ltd.	32,774	183
	Riken Keiki Co. Ltd.	6,600	183
	CONEXIO Corp.	14,300	183
	Towa Bank Ltd.	40,900	182
	Moriroku Holdings Co. Ltd.	10,600	182
*	MedPeer Inc.	6,011	181
	Saibu Gas Holdings Co. Ltd.	8,800	180
	Okasan Securities Group Inc.	52,400	179
	Aeon Delight Co. Ltd.	5,800	178
	Shikoku Bank Ltd.	27,000	178
	Carta Holdings Inc.	8,300	178
	Eiken Chemical Co. Ltd.	10,500	177
	Nippon Densetsu Kogyo Co. Ltd.	11,500	177
	Gakken Holdings Co. Ltd.	18,000	176
	DyDo Group Holdings Inc.	3,700	176
	Argo Graphics Inc.	6,300	175
	Sato Holdings Corp.	7,600	175
	Trancom Co. Ltd.	2,500	175
	Sac's Bar Holdings Inc.	36,100	175
	Exedy Corp.	11,700	174
	Kameda Seika Co. Ltd.	4,449	174
	Tenma Corp.	7,300	174
	Belc Co. Ltd.	3,500	173
	Nippon Seiki Co. Ltd.	17,200	173
	Nitto Kogyo Corp.	11,600	173
	Noritsu Koki Co. Ltd.	8,300	173
	Optex Group Co. Ltd.	13,600	173
		Shares	Market Value• ($000)
	Sakata INX Corp.	17,900	173
	Shibaura Machine Co. Ltd.	7,400	173
	Mandom Corp.	11,800	172
	Nippon Kanzai Co. Ltd.	7,100	172
	Shinmaywa Industries Ltd.	21,100	172
*,2	euglena Co. Ltd.	24,300	172
	Nagaileben Co. Ltd.	8,300	171
	Yellow Hat Ltd.	10,500	171
	SKY Perfect JSAT Holdings Inc.	45,600	171
*	CHIMNEY Co. Ltd.	13,200	171
	Kanematsu Electronics Ltd.	5,200	170
	Keihanshin Building Co. Ltd.	13,600	170
	Koa Corp.	12,600	170
	Nissan Shatai Co. Ltd.	24,000	170
	Mitsubishi Pencil Co. Ltd.	14,100	169
	Torii Pharmaceutical Co. Ltd.	6,500	169
	Hokkan Holdings Ltd.	12,600	168
	Sanyo Chemical Industries Ltd.	3,400	168
	Toyo Construction Co. Ltd.	33,600	168
	Strike Co. Ltd.	4,443	168
	KFC Holdings Japan Ltd.	6,600	167
	Hokkoku Financial Holdings Inc.	9,600	167
*	Chiyoda Corp.	45,400	166
	Heiwado Co. Ltd.	9,600	166
	Nippon Road Co. Ltd.	2,300	166
	Takamatsu Construction Group Co. Ltd.	9,400	165
	Axial Retailing Inc.	5,199	165
	Shinnihon Corp.	22,500	165
	Inaba Seisakusho Co. Ltd.	14,000	164
	Chudenko Corp.	8,400	164
	Link And Motivation Inc.	15,500	164
	Foster Electric Co. Ltd.	22,900	163
	Yuasa Trading Co. Ltd.	6,100	163
	Toyo Tanso Co. Ltd.	6,000	163
	LITALICO Inc.	5,400	163
*	Leopalace21 Corp.	75,300	162
	Nippon Carbon Co. Ltd.	4,200	162
	NS United Kaiun Kaisha Ltd.	5,100	161
*	KNT-CT Holdings Co. Ltd.	10,900	160
	Genky DrugStores Co. Ltd.	3,300	159
	Chugoku Marine Paints Ltd.	20,400	158
	KYB Corp.	5,900	158
	Kisoji Co. Ltd.	8,400	158

71

Total World Stock Index Fund
		Shares	Market Value• ($000)
[2]	Aruhi Corp.	13,656	158
	SBS Holdings Inc.	4,400	157
	Tamron Co. Ltd.	6,700	157
	Seiko Holdings Corp.	7,400	156
	Arata Corp.	4,400	156
	Nohmi Bosai Ltd.	8,500	156
	Tokushu Tokai Paper Co. Ltd.	4,000	156
	Katakura Industries Co. Ltd.	10,200	155
	WingArc1st Inc.	8,000	154
	Riso Kyoiku Co. Ltd.	36,600	153
	Maruzen Showa Unyu Co. Ltd.	5,000	153
	Toho Bank Ltd.	85,400	153
	United Arrows Ltd.	7,600	152
	ESPEC Corp.	7,500	152
	Union Tool Co.	4,500	152
	Alpen Co. Ltd.	6,200	151
	Alconix Corp.	10,019	151
	Arcland Sakamoto Co. Ltd.	10,000	150
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	150
	Nittetsu Mining Co. Ltd.	2,600	150
	Topre Corp.	13,000	150
	HI-LEX Corp.	9,400	150
	VT Holdings Co. Ltd.	33,400	149
	Japan Pulp & Paper Co. Ltd.	4,400	148
	Yamagata Bank Ltd.	20,800	148
	Hamakyorex Co. Ltd.	5,300	147
	Osaka Soda Co. Ltd.	5,800	147
	Sumitomo Riko Co. Ltd.	22,600	147
	TBS Holdings Inc.	9,300	147
	Daikyonishikawa Corp.	24,500	147
	Ryoyo Electro Corp.	7,000	146
	Japan Wool Textile Co. Ltd.	18,200	145
	Shin-Etsu Polymer Co. Ltd.	16,100	145
	Hosokawa Micron Corp.	5,200	144
	Pressance Corp.	8,700	144
	T-Gaia Corp.	8,000	143
	Infocom Corp.	7,459	143
	Aichi Bank Ltd.	4,700	142
	Teikoku Sen-I Co. Ltd.	7,900	142
	Plenus Co. Ltd.	8,300	141
	Bell System24 Holdings Inc.	11,000	141
	Relia Inc.	13,700	140
	Ricoh Leasing Co. Ltd.	4,400	140
	Tachi-S Co. Ltd.	11,500	139
	Airport Facilities Co. Ltd.	27,041	138
	Daiwa Industries Ltd.	12,400	138
		Shares	Market Value• ($000)
	Ishihara Sangyo Kaisha Ltd.	12,500	138
	Direct Marketing MiX Inc.	3,600	138
	Proto Corp.	11,100	137
	Mitsui-Soko Holdings Co. Ltd.	6,800	136
	Shikoku Chemicals Corp.	11,100	136
	Tsukishima Kikai Co. Ltd.	13,300	136
	Tsurumi Manufacturing Co. Ltd.	8,800	136
*	Macromill Inc.	19,300	136
	Akatsuki Inc.	4,989	136
	Itochu Enex Co. Ltd.	15,300	135
	Fujio Food Group Inc.	11,300	135
	Aiphone Co. Ltd.	6,500	134
	Fujibo Holdings Inc.	3,700	134
	Retail Partners Co. Ltd.	12,800	134
	Modec Inc.	7,800	134
	Belluna Co. Ltd.	18,900	133
	Doshisha Co. Ltd.	8,500	133
	Hiday Hidaka Corp.	9,236	132
	Doutor Nichires Holdings Co. Ltd.	9,200	132
	Vector Inc.	11,600	132
	Micronics Japan Co. Ltd.	9,900	131
	Daikokutenbussan Co. Ltd.	2,300	131
	Uchida Yoko Co. Ltd.	3,100	131
	Base Co. Ltd.	3,100	131
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	130
	Yonex Co. Ltd.	19,800	130
*	Optim Corp.	8,298	130
	Fuji Media Holdings Inc.	12,400	129
	Siix Corp.	11,600	129
	Joshin Denki Co. Ltd.	6,200	129
	Nishio Rent All Co. Ltd.	5,200	129
	Nichi-iko Pharmaceutical Co. Ltd.	16,950	129
	Mitsubishi Shokuhin Co. Ltd.	5,000	129
	Restar Holdings Corp.	7,700	129
	Hokuto Corp.	7,400	128
	Iino Kaiun Kaisha Ltd.	26,500	128
	Matsuda Sangyo Co. Ltd.	4,300	128
*	Matsuya Co. Ltd.	13,300	127
	Tanseisha Co. Ltd.	15,500	127
	Broadleaf Co. Ltd.	26,400	127
	Toppan Forms Co. Ltd.	13,100	126
	Toho Zinc Co. Ltd.	4,600	126
	COLOPL Inc.	17,400	126
	Piolax Inc.	8,700	125

72

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Taihei Dengyo Kaisha Ltd.	5,300	125
*	Vision Inc.	9,300	125
	Ehime Bank Ltd.	18,400	124
	Weathernews Inc.	1,700	124
	Fujicco Co. Ltd.	7,400	124
	Sakai Moving Service Co. Ltd.	3,000	124
	Bank of Nagoya Ltd.	5,800	123
	Sanshin Electronics Co. Ltd.	8,600	123
*	BrainPad Inc.	2,570	123
	Matsuyafoods Holdings Co. Ltd.	3,802	122
	PAL GROUP Holdings Co. Ltd.	8,400	121
	TPR Co. Ltd.	9,500	121
	Toa Corp.	5,500	121
	Wakita & Co. Ltd.	13,400	121
[2]	YA-MAN Ltd.	11,400	121
	Yondoshi Holdings Inc.	7,900	120
*	Mitsui E&S Holdings Co. Ltd.	23,300	119
	Tokai Corp.	6,200	119
	Konoike Transport Co. Ltd.	10,900	119
	Chilled & Frozen Logistics Holdings Co. Ltd.	8,000	119
[2]	Rock Field Co. Ltd.	8,000	118
	WDB Holdings Co. Ltd.	3,740	118
	Furukawa Co. Ltd.	10,600	117
	Valqua Ltd.	5,800	117
	Mitsuboshi Belting Ltd.	6,500	116
*	W-Scope Corp.	14,500	116
*	Istyle Inc.	33,400	116
	Fuji Co. Ltd.	6,500	115
*	Kappa Create Co. Ltd.	9,500	115
	Yokohama Reito Co. Ltd.	15,100	115
	Organo Corp.	1,800	114
	Okuwa Co. Ltd.	11,800	113
	Sanei Architecture Planning Co. Ltd.	7,200	113
	YAMABIKO Corp.	10,400	113
	Vital KSK Holdings Inc.	16,900	113
	Obara Group Inc.	3,500	112
	Sanyo Special Steel Co. Ltd.	6,800	112
	Sinko Industries Ltd.	6,159	112
	Insource Co. Ltd.	5,600	112
	Chubu Shiryo Co. Ltd.	11,600	111
	Nissei ASB Machine Co. Ltd.	3,400	111
	France Bed Holdings Co. Ltd.	14,000	111
	Japan Best Rescue System Co. Ltd.	10,955	111
	Press Kogyo Co. Ltd.	37,600	110
		Shares	Market Value• ($000)
	Rheon Automatic Machinery Co. Ltd.	9,280	110
	Shin Nippon Air Technologies Co. Ltd.	5,100	110
	SRA Holdings	4,300	110
	Elan Corp.	10,200	110
	Anest Iwata Corp.	13,700	109
	Seikagaku Corp.	12,300	109
	Unipres Corp.	13,300	109
	RS Technologies Co. Ltd.	2,000	109
	Ines Corp.	7,400	108
	Toyo Corp.	11,400	108
	METAWATER Co. Ltd.	6,400	108
	Goldcrest Co. Ltd.	7,500	107
	J Trust Co. Ltd.	20,500	107
[2]	Kansai Super Market Ltd.	6,600	107
	Nippon Yakin Kogyo Co. Ltd.	4,449	107
*	Atrae Inc.	5,000	107
	Eagle Industry Co. Ltd.	9,900	106
	Sinfonia Technology Co. Ltd.	9,200	106
	Toenec Corp.	3,600	106
*,2	Open Door Inc.	4,800	106
	Shinwa Co. Ltd.	5,400	105
	Miyazaki Bank Ltd.	5,800	105
	Kurabo Industries Ltd.	6,300	105
	Sintokogio Ltd.	15,900	104
	Shinko Shoji Co. Ltd.	13,000	104
	Sumitomo Densetsu Co. Ltd.	5,400	104
	Keiyo Co. Ltd.	14,200	103
	Halows Co. Ltd.	4,200	103
	Miroku Jyoho Service Co. Ltd.	6,500	103
*	Nippon Chemi-Con Corp.	5,500	103
	Starzen Co. Ltd.	5,400	102
	Bando Chemical Industries Ltd.	13,100	101
	Onward Holdings Co. Ltd.	34,000	101
	TechMatrix Corp.	6,400	101
	Tama Home Co. Ltd.	4,900	101
	TV Asahi Holdings Corp.	6,500	99
	Geo Holdings Corp.	9,300	99
	SB Technology Corp.	3,600	99
*	Aoyama Trading Co. Ltd.	14,200	98
	Tosei Corp.	10,200	98
	DKK Co. Ltd.	4,400	97
	Yurtec Corp.	16,500	97
	Yorozu Corp.	9,300	97
	Bank of Saga Ltd.	7,600	96
	Chofu Seisakusho Co. Ltd.	5,300	96
	Hisaka Works Ltd.	12,900	96
	Pack Corp.	3,600	96
	IDOM Inc.	13,800	95

73

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Alpha Systems Inc.	2,500	95
	Dai-Dan Co. Ltd.	4,500	95
	Arcland Service Holdings Co. Ltd.	4,800	95
	G-7 Holdings Inc.	5,200	95
	Hakuto Co. Ltd.	5,492	94
	Inageya Co. Ltd.	7,747	94
	G-Tekt Corp.	7,500	94
	Mimasu Semiconductor Industry Co. Ltd.	4,300	94
	Riken Vitamin Co. Ltd.	5,700	94
	Poletowin Pitcrew Holdings Inc.	10,300	93
	Sparx Group Co. Ltd.	35,700	93
	Itochu-Shokuhin Co. Ltd.	2,000	92
	Nippon Television Holdings Inc.	8,500	92
	World Holdings Co. Ltd.	3,700	92
	JAC Recruitment Co. Ltd.	4,700	92
	GMO GlobalSign Holdings KK	2,222	92
	Yukiguni Maitake Co. Ltd.	7,300	92
	Hito Communications Holdings Inc.	4,700	91
	FIDEA Holdings Co. Ltd.	8,790	91
	Kyodo Printing Co. Ltd.	3,900	90
	J-Oil Mills Inc.	5,600	90
	Hodogaya Chemical Co. Ltd.	2,100	89
	Kojima Co. Ltd.	17,300	89
*	Kintetsu Department Store Co. Ltd.	4,000	89
	Mitsui DM Sugar Holdings Co. Ltd.	5,000	89
	Shimojima Co. Ltd.	9,000	89
	Taki Chemical Co. Ltd.	1,600	89
	I'll Inc.	6,000	89
	Computer Engineering & Consulting Ltd.	7,426	88
	Denyo Co. Ltd.	5,100	88
*	PIA Corp.	2,500	87
	Nichiden Corp.	4,300	87
	Tayca Corp.	7,561	87
	Komatsu Matere Co. Ltd.	10,700	86
	Ryobi Ltd.	8,200	86
	TSI Holdings Co. Ltd.	28,200	86
	Enplas Corp.	3,200	85
	Marusan Securities Co. Ltd.	16,100	85
	Sumitomo Seika Chemicals Co. Ltd.	3,000	85
		Shares	Market Value• ($000)
	Shindengen Electric Manufacturing Co. Ltd.	2,400	85
	Sumida Corp.	7,334	85
	Koshidaka Holdings Co. Ltd.	13,904	85
	Ichikoh Industries Ltd.	17,000	84
*	Jamco Corp.	9,600	83
	Hoosiers Holdings	13,500	83
	K&O Energy Group Inc.	5,800	83
	Kitanotatsujin Corp.	22,900	83
	Optorun Co. Ltd.	4,100	83
	Enigmo Inc.	8,700	83
	Shin Nippon Biomedical Laboratories Ltd.	6,500	82
	Sakai Chemical Industry Co. Ltd.	4,400	82
	LEC Inc.	9,000	82
	Tachibana Eletech Co. Ltd.	6,100	82
	Mitsubishi Research Institute Inc.	2,200	82
	Maxvalu Tokai Co. Ltd.	3,600	82
	Arakawa Chemical Industries Ltd.	7,400	81
	Ryoden Corp.	5,100	81
	Japan Transcity Corp.	15,200	81
	Nihon Nohyaku Co. Ltd.	17,100	80
	Komori Corp.	12,200	80
	Maezawa Kyuso Industries Co. Ltd.	8,600	80
	Daiken Corp.	3,600	79
	Fukui Computer Holdings Inc.	2,200	79
	Krosaki Harima Corp.	1,900	79
	Toyo Kanetsu KK	3,600	79
	Chukyo Bank Ltd.	6,700	78
	Cawachi Ltd.	4,000	78
	Aichi Steel Corp.	3,300	77
	ES-Con Japan Ltd.	10,700	77
	Toho Titanium Co. Ltd.	7,300	77
	Kamei Corp.	7,500	76
[2]	Sanoh Industrial Co. Ltd.	8,600	76
	Toa Corp. (XTKS)	10,600	76
	Japan Medical Dynamic Marketing Inc.	3,957	76
	Teikoku Electric Manufacturing Co. Ltd.	5,900	75
	Nitto Kohki Co. Ltd.	4,500	75
	Digital Holdings Inc.	4,895	75
	Riken Corp.	3,200	75
*	Oriental Shiraishi Corp.	31,300	74
	Riken Technos Corp.	15,200	73
	JVCKenwood Corp.	42,200	73
	EM Systems Co. Ltd.	11,000	73
	Kyoei Steel Ltd.	5,800	72

74

Total World Stock Index Fund
		Shares	Market Value• ($000)
	JM Holdings Co. Ltd.	4,400	72
	Nippon Rietec Co. Ltd.	5,200	72
	Pronexus Inc.	7,600	71
	Onoken Co. Ltd.	4,800	71
	Tokyo Rakutenchi Co. Ltd.	2,000	71
	Zuiko Corp.	9,200	71
	Ohara Inc.	5,800	71
	Medical Data Vision Co. Ltd.	5,500	71
	Kanamic Network Co. Ltd.	13,400	71
	Advan Group Co. Ltd.	8,200	70
	Fudo Tetra Corp.	4,400	70
	Mitsuba Corp.	12,400	69
	Xebio Holdings Co. Ltd.	7,400	69
	Mie Kotsu Group Holdings Inc.	15,900	69
	Media Do Co. Ltd.	1,830	69
	World Co. Ltd.	5,500	68
	Futaba Industrial Co. Ltd.	16,800	66
	Godo Steel Ltd.	5,000	66
	Icom Inc.	3,100	66
	Corona Corp. Class A	8,100	65
	Taiko Pharmaceutical Co. Ltd.	9,157	65
*	Iseki & Co. Ltd.	4,400	64
	Nippon Sharyo Ltd.	3,483	64
	Shibusawa Warehouse Co. Ltd.	3,300	64
	JDC Corp.	12,200	64
	Grace Technology Inc.	7,038	64
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	64
	Chuetsu Pulp & Paper Co. Ltd.	6,000	62
	Elematec Corp.	6,200	62
	Neturen Co. Ltd.	11,600	62
	Takaoka Toko Co. Ltd.	4,800	62
*,2	Heroz Inc.	3,700	62
[2]	Kanagawa Chuo Kotsu Co. Ltd.	2,000	61
*	KLab Inc.	10,800	60
	Happinet Corp.	4,500	59
	Achilles Corp.	5,100	59
*,2	Japan Display Inc.	196,500	59
	Honeys Holdings Co. Ltd.	6,260	58
	Sankyo Seiko Co. Ltd.	11,500	58
	Tokyo Energy & Systems Inc.	6,000	58
	Takamiya Co. Ltd.	14,800	58
	Tosho Co. Ltd.	3,300	57
	Kurimoto Ltd.	3,900	56
	Hochiki Corp.	5,000	55
	Kanaden Corp.	6,100	55
		Shares	Market Value• ($000)
	Yahagi Construction Co. Ltd.	8,200	55
	AOKI Holdings Inc.	8,800	54
	Sankyo Tateyama Inc.	8,200	54
	ASAHI YUKIZAI Corp.	4,400	53
	Studio Alice Co. Ltd.	2,800	53
	CI Takiron Corp.	10,000	53
	Torishima Pump Manufacturing Co. Ltd.	6,900	53
*	Unitika Ltd.	16,400	52
	Kawada Technologies Inc.	1,500	52
	Central Security Patrols Co. Ltd.	2,119	51
	Chuo Spring Co. Ltd.	5,600	49
	Fukuda Corp.	1,200	49
	Marvelous Inc.	7,600	48
	NEC Capital Solutions Ltd.	2,600	47
	Ebase Co. Ltd.	7,100	47
	MTI Ltd.	7,000	45
	Toa Oil Co. Ltd.	1,800	45
	Kyokuto Securities Co. Ltd.	6,700	45
	Artnature Inc.	7,000	45
	Fixstars Corp.	6,600	45
*	Akebono Brake Industry Co. Ltd.	21,900	44
*	FDK Corp.	4,900	44
	Sourcenext Corp.	24,700	44
	Okura Industrial Co. Ltd.	2,400	44
	Asahi Co. Ltd.	3,800	44
	Tsutsumi Jewelry Co. Ltd.	2,300	43
	Yushin Precision Equipment Co. Ltd.	6,400	43
	CMIC Holdings Co. Ltd.	3,100	40
	Tomoku Co. Ltd.	2,400	40
*,2	Laox Co. Ltd.	23,300	38
	Nippon Coke & Engineering Co. Ltd.	28,400	38
	Oro Co. Ltd.	1,142	38
[2]	Raccoon Holdings Inc.	2,681	38
	Wowow Inc.	1,800	37
*	WATAMI Co. Ltd.	4,300	37
	Tv Tokyo Holdings Corp.	1,900	36
*,2	RPA Holdings Inc.	8,948	34
	Taiho Kogyo Co. Ltd.	4,500	32
	I-PEX Inc.	1,800	32
	JSP Corp.	2,300	31
	Fibergate Inc.	2,603	31
	Chori Co. Ltd.	1,900	30
	Kamakura Shinsho Ltd.	3,700	30
*	OSAKA Titanium Technologies Co. Ltd.	4,100	28
*	TerraSky Co. Ltd.	1,312	25

75

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cleanup Corp.	5,000	24
	Gecoss Corp.	3,200	24
	Nakayama Steel Works Ltd.	5,000	19
	Linical Co. Ltd.	1,300	9
*	Gunosy Inc.	1,500	9
	Nisso Corp.	1,000	6
			2,142,422
Jersey (0.0%)
*	Petrofac Ltd.	21,555	4
Kuwait (0.1%)
	National Bank of Kuwait SAKP	2,957,531	9,725
	Kuwait Finance House KSCP	1,897,680	5,245
	Agility Public Warehousing Co. KSC	534,870	1,778
	Mobile Telecommunications Co. KSCP	894,692	1,772
*	Boubyan Bank KSCP	382,395	993
	Mabanee Co. KPSC	256,418	670
	Boubyan Petrochemicals Co. KSCP	185,530	566
	Gulf Bank KSCP	596,345	487
*	Warba Bank KSCP	495,142	463
	Humansoft Holding Co. KSC	36,030	400
*	National Industries Group Holding SAK	397,622	361
	Qurain Petrochemical Industries Co.	225,597	284
*	Alimtiaz Investment Group KSC	502,896	225
	Burgan Bank SAK	232,374	184
	Kuwait Projects Co. Holding KSCP	352,864	172
*	Kuwait International Bank KSCP	214,350	159
*	Integrated Holding Co. KCSC	74,047	92
*	Kuwait Projects Co Holding KSCP Rights Exp. 11/2/21	115,386	3
			23,579
Malaysia (0.2%)
	Public Bank Bhd.	6,709,930	6,760
	Malayan Banking Bhd.	2,701,081	5,254
	Tenaga Nasional Bhd.	1,718,074	4,008
	CIMB Group Holdings Bhd.	3,006,852	3,794
	Petronas Chemicals Group Bhd.	1,219,189	2,560
	Ihh Healthcare Bhd.	1,440,220	2,274
	Press Metal Aluminium Holdings Bhd.	1,602,460	2,154
	Axiata Group Bhd.	1,841,451	1,760
	DiGi.Com Bhd.	1,631,600	1,670
		Shares	Market Value• ($000)
	Sime Darby Plantation Bhd.	1,679,975	1,629
	Top Glove Corp. Bhd.	2,369,800	1,556
	PPB Group Bhd.	326,340	1,433
	Dialog Group Bhd.	1,974,248	1,350
	MISC Bhd.	765,321	1,309
	Maxis Bhd.	1,093,900	1,235
	IOI Corp. Bhd.	1,282,540	1,217
	Hong Leong Bank Bhd.	252,100	1,146
	Genting Bhd.	862,800	1,080
	Kuala Lumpur Kepong Bhd.	191,600	1,001
*	Gamuda Bhd.	1,183,000	926
	RHB Bank Bhd.	683,350	922
	Inari Amertron Bhd.	980,975	919
	Petronas Gas	217,800	881
	Hartalega Holdings Bhd.	603,200	855
	Genting Malaysia Bhd.	1,032,900	791
	Nestle Malaysia Bhd.	24,100	783
	Sime Darby Bhd.	1,313,775	721
	AMMB Holdings Bhd.	882,900	716
	HAP Seng Consolidated Bhd.	351,700	666
	Petronas Dagangan Bhd.	133,200	655
*	Malaysia Airports Holdings Bhd.	407,700	638
	IJM Corp. Bhd.	1,339,420	600
	QL Resources Bhd.	473,590	578
	Telekom Malaysia Bhd.	401,900	562
	Frontken Corp. Bhd.	533,400	492
	Westports Holdings Bhd.	410,900	444
	Hong Leong Financial Group Bhd.	95,942	425
	Alliance Bank Malaysia Bhd.	622,400	413
	VS Industry Bhd.	1,044,000	399
	Sunway REIT	1,119,900	396
	TIME dotCom Bhd.	361,200	394
	Axis REIT	812,000	375
	Mega First Corp. Bhd.	428,700	373
	My EG Services Bhd.	1,484,500	373
	Bursa Malaysia Bhd.	201,650	365
	Malaysian Pacific Industries Bhd.	31,000	358
[3]	MR DIY Group M Bhd	390,900	356
	Scientex Bhd.	313,200	353
	British American Tobacco Malaysia Bhd.	94,900	346
	AEON Credit Service M Bhd.	101,300	343
	D&O Green Technologies Bhd.	233,800	319
	IGB REIT	764,600	310
	Magnum Bhd.	565,249	295

76

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Kossan Rubber Industries Bhd.	507,100	290
	Supermax Corporation Bhd.	620,355	287
	Pentamaster Corp. Bhd.	219,300	284
	Heineken Malaysia Bhd.	49,800	277
	Genting Plantations Bhd.	153,200	270
	Fraser & Neave Holdings Bhd.	40,700	266
	Carlsberg Brewery Malaysia Bhd.	48,500	260
	Sunway Bhd.	603,116	259
	ViTrox Corp. Bhd.	52,800	251
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	244
	UMW Holdings Bhd	296,100	244
	Yinson Holdings Bhd.	169,900	240
	IOI Properties Group Bhd.	756,300	234
	YTL Corp. Bhd.	1,490,412	227
	KPJ Healthcare Bhd.	816,700	225
	Sime Darby Property Bhd.	1,147,475	201
	FGV Holdings Bhd.	539,000	195
	Malakoff Corp. Bhd.	956,400	187
	YTL Power International Bhd.	1,081,000	184
*	SP Setia Bhd. Group	482,100	181
	UWC Bhd.	116,100	173
	Malaysia Building Society Bhd.	1,037,300	161
*	AirAsia Group Bhd.	547,700	154
*	Bumi Armada Bhd.	1,238,050	152
	Leong Hup International Bhd.	919,600	145
	Berjaya Sports Toto Bhd.	275,256	138
	Astro Malaysia Holdings Bhd.	557,587	134
	DRB-Hicom Bhd.	333,800	133
	BerMaz Auto Bhd.	320,120	125
*	Sapura Energy Bhd.	5,008,900	121
	Padini Holdings Bhd.	151,000	115
[3]	Lotte Chemical Titan Holding Bhd.	159,300	105
	Cahya Mata Sarawak Bhd.	244,700	85
*	UEM Sunrise Bhd.	780,000	74
*	Berjaya Corp. Bhd.	1,148,433	71
	Malaysian Resources Corp. Bhd.	667,900	66
*	Velesto Energy Bhd.	1,473,763	57
*	WCT Holdings Bhd.	339,641	51
[1]	Serba Dinamik Holdings Bhd.	386,126	33
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	467,368	7
*	Sunway Bhd. Warrants Exp. 10/3/24	57,011	6
		Shares	Market Value• ($000)
*,1	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	97,620	2
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	95,161	2
			68,448
Mexico (0.2%)
	America Movil SAB de CV Series L	13,022,475	11,607
	Grupo Financiero Banorte SAB de CV Class O	1,270,203	8,042
	Wal-Mart de Mexico SAB de CV	2,269,059	7,914
	Fomento Economico Mexicano SAB de CV	812,866	6,683
	Grupo Mexico SAB de CV Series B	1,427,983	6,265
*	Cemex SAB de CV	6,545,802	4,210
	Grupo Bimbo SAB de CV Series A	988,700	2,927
	Grupo Televisa SAB	1,075,734	2,184
	Grupo Elektra SAB de CV	27,419	2,105
	Grupo Aeroportuario del Pacifico SAB de CV Class B	155,850	1,965
	Grupo Aeroportuario del Sureste SAB de CV Class B	84,011	1,694
	Fibra Uno Administracion SA	1,245,073	1,237
	Arca Continental SAB de CV	189,300	1,154
	Coca-Cola Femsa SAB de CV	207,295	1,117
	Orbia Advance Corp. SAB de CV	422,794	1,099
	Gruma SAB de CV Class B	82,085	964
*	Grupo Financiero Inbursa SAB de CV Class O	828,500	832
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	116,588	703
	Alfa SAB de CV Class A	959,000	694
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	359,900	655
	Regional SAB de CV	119,800	627
*	Promotora y Operadora de Infraestructura SAB de CV	82,402	606
[3]	Banco del Bajio SA	314,038	590
	Prologis Property Mexico SA de CV	253,227	583
	Grupo Carso SAB de CV	171,767	578
*	Industrias Penoles SAB de CV	45,078	578

77

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Alsea SAB de CV	262,700	551
	GCC SAB de CV	73,200	545
	Kimberly-Clark de Mexico SAB de CV Class A	313,800	496
[3]	Macquarie Mexico Real Estate Management SA de CV	414,800	495
	Becle SAB de CV	209,000	478
	Telesites SAB de CV	498,765	455
	Corp. Inmobiliaria Vesta SAB de CV	259,201	451
	PLA Administradora Industrial S de RL de CV	317,386	445
	Megacable Holdings SAB de CV	146,462	432
*	Genomma Lab Internacional SAB de CV Class B	388,063	371
	Bolsa Mexicana de Valores SAB de CV	178,300	342
	La Comer SAB de CV	187,574	338
	Grupo Comercial Chedraui SA de CV	171,300	338
	Qualitas Controladora SAB de CV	68,064	315
	El Puerto de Liverpool SAB de CV Class C1	70,400	311
	Concentradora Fibra Danhos SA de CV	250,008	302
*,3	Grupo Traxion SAB de CV	159,535	276
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	208,700	266
*	Gentera SAB de CV	391,800	234
	Industrias Bachoco SAB de CV Class B	56,689	201
	Grupo Herdez SAB de CV	103,100	190
*,3	Nemak SAB de CV	752,599	174
*	Axtel SAB de CV	542,336	123
*	Alpek SAB de CV	100,700	110
*	Credito Real SAB de CV SOFOM ER	219,342	110
*	Unifin Financiera SAB de CV	68,455	105
	Grupo Rotoplas SAB de CV	65,251	90
			76,157
Netherlands (1.2%)
	ASML Holding NV	172,311	140,072
*,3	Adyen NV	12,624	38,090
	Prosus NV	384,296	33,850
	ING Groep NV	1,704,922	25,862
	Koninklijke Philips NV	392,903	18,535
	Koninklijke DSM NV	72,223	15,779
		Shares	Market Value• ($000)
	Koninklijke Ahold Delhaize NV	425,559	13,844
	Wolters Kluwer NV	115,731	12,119
	Heineken NV	103,550	11,462
	Akzo Nobel NV	84,083	9,663
	ASM International NV	21,080	9,540
	ArcelorMittal SA	279,383	9,449
	Universal Music Group NV	320,865	9,316
	NN Group NV	134,409	7,185
	IMCD NV	25,159	5,586
*,3	Just Eat Takeaway.com NV	63,078	4,531
*	Unibail-Rodamco-Westfield	61,883	4,419
	Koninklijke KPN NV	1,471,936	4,398
	Heineken Holding NV	45,275	4,196
	Aegon NV	780,673	3,960
	Randstad NV	46,003	3,305
	BE Semiconductor Industries NV	30,907	2,824
	ASR Nederland NV	57,064	2,667
[3]	Signify NV	54,643	2,648
[3]	ABN AMRO Bank NV GDR	168,203	2,474
	Aalberts NV	41,312	2,287
	Arcadis NV	31,262	1,524
*	OCI NV	49,183	1,394
*	InPost SA	86,930	1,241
	Corbion NV	23,673	1,124
	APERAM SA	18,693	1,115
*	Galapagos NV	20,777	1,102
	SBM Offshore NV	69,203	1,093
	JDE Peet's NV	36,980	1,077
*	Just Eat Takeaway.com NV ADR	73,832	1,055
	Koninklijke Vopak NV	26,367	1,049
	TKH Group NV GDR	17,380	990
	Boskalis Westminster	30,845	920
	PostNL NV	207,848	902
*,3	Basic-Fit NV	17,995	874
*,3	GrandVision NV	22,711	745
*,3	Intertrust NV	38,330	580
[3]	CTP NV	26,060	553
*,3	Alfen Beheer BV	4,423	498
	AMG Advanced Metallurgical Group NV	15,733	464
	Eurocommercial Properties NV	19,147	447
[3]	Flow Traders	12,164	413
*	Accell Group NV	9,543	393
*	Sligro Food Group NV	12,587	337
	NSI NV	7,906	317
	Vastned Retail NV	10,192	290
*	Fugro NV	32,885	279
	Wereldhave NV	16,890	262
*	Koninklijke BAM Groep NV	90,114	262
*	TomTom NV	21,048	181
*,3	Just Eat Takeaway.com NV (XLON)	1,405	101

78

Total World Stock Index Fund
		Shares	Market Value• ($000)
	ForFarmers NV	20,499	98
[3]	B&S Group Sarl	7,543	68
	Brunel International NV	4,071	56
			419,865
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	250,784	5,618
*	Auckland International Airport Ltd.	514,332	2,948
	Spark New Zealand Ltd.	802,180	2,626
	Mainfreight Ltd.	34,612	2,230
	Contact Energy Ltd.	347,972	2,042
	Meridian Energy Ltd.	503,358	1,803
	Fletcher Building Ltd.	345,241	1,776
	Ryman Healthcare Ltd.	167,185	1,730
*,2	a2 Milk Co. Ltd.	337,819	1,591
	Infratil Ltd.	228,604	1,356
	Mercury NZ Ltd.	280,714	1,235
	Summerset Group Holdings Ltd.	105,618	1,099
	Chorus Ltd.	209,654	957
	EBOS Group Ltd.	35,516	923
	Goodman Property Trust	437,157	780
	Freightways Ltd.	74,322	690
	SKYCITY Entertainment Group Ltd.	284,372	652
	Precinct Properties New Zealand Ltd.	530,460	635
	Kiwi Property Group Ltd.	715,522	600
	Z Energy Ltd.	225,894	583
	Genesis Energy Ltd.	231,807	542
	Argosy Property Ltd.	433,607	485
	Arvida Group Ltd.	334,695	479
*	Pushpay Holdings Ltd.	257,432	351
	Scales Corp. Ltd.	90,087	346
*,2	Air New Zealand Ltd.	276,741	331
	Oceania Healthcare Ltd.	327,119	328
	Stride Property Group	180,969	309
	Skellerup Holdings Ltd.	65,641	293
	Vital Healthcare Property Trust	137,358	289
	Heartland Group Holdings Ltd.	168,409	284
	Kathmandu Holdings Ltd.	240,079	274
*	Vista Group International Ltd.	149,431	271
	Vector Ltd.	77,157	226
*	Serko Ltd.	40,373	226
*	Pacific Edge Ltd.	182,119	192
*,2	Synlait Milk Ltd.	35,408	91
*	Tourism Holdings Ltd.	38,634	76
		Shares	Market Value• ($000)
*	SKY Network Television Ltd.	55,880	76
*	Restaurant Brands New Zealand Ltd.	6,016	67
*	Arvida Group Ltd. Rights Exp.11/08/2021	50,942	6
			37,416
Norway (0.2%)
	Equinor ASA	420,426	10,653
	DNB Bank ASA	446,915	10,635
	Mowi ASA	196,798	5,707
	Norsk Hydro ASA	599,384	4,403
	Telenor ASA	273,124	4,316
	Yara International ASA	72,331	3,780
	TOMRA Systems ASA	50,426	3,259
	Orkla ASA	327,961	3,190
	Schibsted ASA Class B	46,454	2,107
	Bakkafrost P/F	22,338	2,066
	Storebrand ASA	185,361	1,988
*	Nordic Semiconductor ASA	63,777	1,895
*	Adevinta ASA	113,821	1,880
	Gjensidige Forsikring ASA	71,843	1,789
	Salmar ASA	23,383	1,784
	Aker BP ASA	46,449	1,782
	Schibsted ASA Class A	30,712	1,587
*	NEL ASA	612,335	1,296
	SpareBank 1 SR-Bank ASA	76,489	1,173
	Borregaard ASA	44,130	1,072
	SpareBank 1 SMN	61,573	1,026
[3]	Scatec ASA	49,411	975
	Leroy Seafood Group ASA	105,642	960
[3]	Entra ASA	38,340	957
	Aker ASA Class A	10,319	951
	Kongsberg Gruppen ASA	28,481	935
	Subsea 7 SA	97,603	876
*,3	Crayon Group Holding ASA	35,256	823
*	Kahoot! ASA	126,187	757
*	Bank Norwegian ASA	59,949	743
	Atea ASA	32,090	600
	Veidekke ASA	40,757	587
	Austevoll Seafood ASA	43,237	585
	TGS ASA	60,760	560
[3]	Elkem ASA	125,425	499
[3]	Sbanken ASA	39,235	460
	BW Offshore Ltd.	106,189	346
*	Wallenius Wilhelmsen ASA	69,324	318
*	MPC Container Ships A/S	132,278	313
	Frontline Ltd.	34,474	306
	Bonheur ASA	7,179	284
*	DNO ASA	188,320	275
	Sparebank 1 Oestlandet	14,697	242

79

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Grieg Seafood ASA	19,835	221
*	Hexagon Composites ASA	43,276	174
	Norway Royal Salmon ASA	7,755	163
*	BW Energy Ltd.	44,486	146
	Ocean Yield ASA	29,459	143
[3]	BW LPG Ltd.	23,866	128
	Stolt-Nielsen Ltd.	7,735	119
			81,834
Pakistan (0.0%)
*	Lucky Cement Ltd.	69,998	316
	Engro Corp. Ltd.	173,226	287
	Fauji Fertilizer Co. Ltd.	469,991	282
	Bank Alfalah Ltd.	1,284,017	273
	Pakistan State Oil Co. Ltd.	171,596	191
	TRG Pakistan	249,819	175
	MCB Bank Ltd.	180,931	173
	Hub Power Co. Ltd.	384,498	171
	Habib Bank Ltd.	213,200	157
	Pakistan Oilfields Ltd.	53,810	120
	Pakistan Petroleum Ltd.	260,712	115
	Oil & Gas Development Co. Ltd.	177,400	88
	Millat Tractors Ltd.	15,513	81
	Engro Fertilizers Ltd.	189,840	79
	United Bank Ltd.	95,600	78
	Searle Co. Ltd.	63,272	66
*	SUI Southern Gas Co. Ltd.	1,070,500	65
	Nishat Mills Ltd.	116,000	61
*	Fauji Cement Co. Ltd.	448,621	53
	DG Khan Cement Co. Ltd.	90,500	47
	Kot Addu Power Co. Ltd.	217,493	36
	SUI Northern Gas Pipeline	129,900	30
*	National Bank of Pakistan	129,500	26
			2,970
Philippines (0.1%)
	SM Investments Corp.	222,908	4,269
	SM Prime Holdings Inc.	3,811,550	2,507
	Ayala Land Inc.	3,523,200	2,454
	Ayala Corp.	141,365	2,422
	Bdo Unibank Inc.	793,074	1,952
	International Container Terminal Services Inc.	450,370	1,608
	JG Summit Holdings Inc.	1,296,763	1,549
	PLDT Inc.	40,800	1,333
	Bank of The Philippine Islands	724,950	1,251
	Jollibee Foods Corp.	207,330	968
	Universal Robina Corp.	344,140	944
	Globe Telecom Inc.	12,750	757
		Shares	Market Value• ($000)
	Metropolitan Bank & Trust Co.	687,669	650
	AC Energy Corp.	2,586,100	630
	Manila Electric Co.	100,695	574
	GT Capital Holdings Inc.	48,085	540
	Security Bank Corp.	215,650	517
	Wilcon Depot Inc.	747,100	462
	San Miguel Corp.	198,800	460
	Aboitiz Power Corp.	700,320	447
*	Converge Information and Communications Technology Solutions Inc.	661,100	418
	San Miguel Food and Beverage Inc.	271,770	409
	Metro Pacific Investments Corp.	5,426,300	404
	Puregold Price Club Inc.	360,980	302
	Alliance Global Group Inc.	1,458,100	301
	Megaworld Corp.	4,417,900	269
	Robinsons Retail Holdings Inc.	211,970	262
	Robinson's Land Corp.	753,861	255
	LT Group Inc.	1,264,300	252
	DMCI Holdings Inc.	1,475,900	233
	Filinvest Land Inc.	9,974,000	228
*	Manila Water Co. Inc.	427,700	225
	Century Pacific Food Inc.	394,200	221
	Semirara Mining & Power Corp. Class A	367,836	190
	Vista Land & Lifescapes Inc.	2,503,800	188
*	Bloomberry Resorts Corp.	1,343,300	181
	First Gen Corp.	286,238	171
	Nickel Asia Corp.	1,574,100	171
	D&L Industries Inc.	751,700	126
*	Cebu Air Inc.	45,640	40
*,3	CEMEX Holdings Philippines Inc.	1,282,312	32
			31,172
Poland (0.1%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	366,546	4,488
	Polski Koncern Naftowy ORLEN SA	133,349	2,876
	Powszechny Zaklad Ubezpieczen SA	241,507	2,416
	KGHM Polska Miedz SA	61,510	2,365
	Bank Polska Kasa Opieki SA	62,283	2,058
	LPP SA	531	1,910
*,3	Allegro.eu SA	166,398	1,884
*,3	Dino Polska SA	20,520	1,834
[2]	CD Projekt SA	26,707	1,166

80

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Polskie Gornictwo Naftowe i Gazownictwo SA	751,227	1,133
	Santander Bank Polska SA	10,984	1,022
	Cyfrowy Polsat SA	113,971	1,019
*	mBank SA	6,177	874
*	Alior Bank SA	48,387	764
*	PGE Polska Grupa Energetyczna SA	306,199	753
	Asseco Poland SA	26,487	652
	KRUK SA	6,541	546
*	Orange Polska SA	271,666	530
*	Grupa Lotos SA	32,771	509
*	Bank Millennium SA	216,585	497
*	CCC SA	13,354	404
*	Enea SA	121,022	307
*	Jastrzebska Spolka Weglowa SA	21,805	284
*	Tauron Polska Energia SA	300,511	248
*	AmRest Holdings SE	24,770	199
	Bank Handlowy w Warszawie SA	11,626	169
	Ciech SA	13,778	123
	Warsaw Stock Exchange	9,251	102
*	Grupa Azoty SA	12,412	93
	Eurocash SA	25,178	62
*	Mercator Medical SA	619	16
			31,303
Portugal (0.0%)
	EDP - Energias de Portugal SA	1,264,708	7,136
	EDP Renovaveis SA	103,244	2,875
	Jeronimo Martins SGPS SA	104,303	2,363
	Galp Energia SGPS SA	219,151	2,277
*	Banco Comercial Portugues SA Class R	3,402,397	614
	Sonae SGPS SA	501,344	552
	CTT-Correios de Portugal SA	84,886	467
	Navigator Co. SA	112,017	438
	REN - Redes Energeticas Nacionais SGPS SA	129,114	393
	Corticeira Amorim SGPS SA	20,927	291
	NOS SGPS SA	74,161	289
	Altri SGPS SA	31,778	206
*	Greenvolt-Energias Renovaveis SA	23,760	187
			18,088
Qatar (0.1%)
	Qatar National Bank QPSC	1,910,156	10,763
	Industries Qatar QSC	675,716	2,944
	Qatar Islamic Bank SAQ	479,093	2,426
	Masraf Al Rayan QSC	1,508,842	1,978
		Shares	Market Value• ($000)
	Commercial Bank PSQC	842,836	1,417
	Qatar Gas Transport Co. Ltd.	1,252,611	1,120
	Mesaieed Petrochemical Holding Co.	1,666,185	1,101
	Qatar Fuel QSC	210,742	1,065
	Qatar International Islamic Bank QSC	328,915	884
	Qatar Electricity & Water Co. QSC	181,246	838
	Qatar Aluminum Manufacturing Co.	1,449,416	757
	Barwa Real Estate Co.	782,809	679
	Doha Bank QPSC	759,757	601
	Ooredoo QPSC	302,832	577
*	Qatar Insurance Co. SAQ	615,429	415
*	Ezdan Holding Group QSC	611,170	260
	United Development Co. QSC	604,560	258
	Vodafone Qatar QSC	578,060	257
	Al Meera Consumer Goods Co. QSC	42,068	226
*	Gulf International Services QSC	282,740	143
	Medicare Group	56,678	132
			28,841
Romania (0.0%)
	Banca Transilvania SA	2,015,402	1,183
	OMV Petrom SA	5,117,497	590
	Societatea Nationala Nuclearelectrica SA	18,211	183
	Teraplast SA	521,432	133
			2,089
Russia (0.4%)
	LUKOIL PJSC ADR	171,861	17,518
	Gazprom PJSC ADR	1,675,570	16,442
	Sberbank of Russia PJSC ADR (XLON)	622,780	12,505
*	Yandex NV Class A	139,742	11,576
	Novatek PJSC	451,697	11,469
	MMC Norilsk Nickel PJSC ADR	217,843	6,808
	Sberbank of Russia PJSC	1,297,011	6,525
	Gazprom PJSC	1,233,031	6,076
	Rosneft Oil Co. PJSC (Registered) GDR	465,702	4,146
	Sberbank of Russia PJSC ADR	174,544	3,501
	Tatneft PSJC ADR	54,709	2,496
	Surgutneftegas PJSC ADR	407,594	1,947
	Severstal PAO PJSC	82,549	1,876
*	Alrosa PJSC	1,035,310	1,828
	Tatneft PJSC	225,781	1,725
	Polyus PJSC (Registered) GDR	16,780	1,659
	Magnit PJSC	18,115	1,653

81

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Surgutneftegas PJSC Preference Shares	3,000,000	1,634
*	Novolipetskiy Metallurgicheskiy Kombinat PJSC	493,984	1,559
	Mobile TeleSystems PJSC	325,942	1,428
	Transneft PJSC Preference Shares	665	1,427
*	Moscow Exchange MICEX-RTS PJSC	554,605	1,361
*	Tatneft PJSC Preference Shares	197,444	1,359
	Magnit PJSC GDR (Registered)	55,799	1,034
*	United Co. Rusal International	1,001,888	1,018
*	Inter Rao Ues PJSC	13,477,172	914
	PhosAgro PJSC GDR (Registered)	33,457	800
	VTB Bank PJSC GDR (Registered)	544,162	791
*	Magnitogorsk Iron & Steel Works PJSC	837,541	783
	VTB Bank PJSC	1,007,092,403	752
*	Polyus PJSC	3,037	602
*	RusHydro PJSC	48,994,242	562
	Rostelecom PJSC	423,403	557
*	Credit Bank of Moscow PJSC	5,047,800	509
[3]	Detsky Mir PJSC	260,150	503
*	Aeroflot PJSC	460,151	446
	Sistema PJSFC	969,800	369
	Sistema PJSFC GDR (Registered)	38,526	292
	Raspadskaya OJSC	42,160	257
*	Federal Grid Co.	97,070,000	254
	Novorossiysk Commercial Sea Port PJSC	2,266,500	248
	Samolet Group	3,481	241
*	Mechel PJSC	111,128	229
	ROSSETI PJSC	10,882,193	214
	PhosAgro PJSC	2,689	213
	Sovcomflot PJSC	170,280	205
	Mechel PJSC Preference Shares	45,248	189
	Unipro PJSC	4,599,900	177
	TGC-1 PJSC	1,082,800,000	170
	Rosseti Lenenergo PJSC Preference Shares	65,770	163
	IDGC of Centre and Volga Region PJSC	41,250,000	155
*	OGK-2 PJSC	12,702,000	126
*	ENEL RUSSIA PJSC	10,241,000	124
	Novatek PJSC GDR (Registered)	441	112
	Bank St. Petersburg PJSC	83,530	107
*	M Video PJSC	12,400	103
*	Mosenergo PJSC	3,183,467	101
	LSR Group PJSC Class A	8,952	94
	Bashneft PJSC Preference Shares	5,732	93
		Shares	Market Value• ($000)
	Mobile TeleSystems PJSC ADR	8,900	82
	Surgutneftegas PJSC ADR (XLON)	8,300	40
	Rosneft Oil Co. PJSC	3,288	30
			132,177
Saudi Arabia (0.4%)
	Al Rajhi Bank	536,930	19,863
	Saudi National Bank	959,594	16,845
[3]	Saudi Arabian Oil Co.	1,086,692	10,940
	Saudi Basic Industries Corp.	291,771	10,056
	Saudi Telecom Co.	207,711	6,489
	Riyad Bank	522,322	4,112
*	Saudi Arabian Mining Co.	180,460	3,935
	SABIC Agri-Nutrients Co.	79,945	3,508
	Saudi British Bank	378,353	3,344
	Alinma Bank	446,737	2,999
	Banque Saudi Fransi	254,965	2,870
	Saudi Electricity Co.	336,962	2,563
*	Bank AlBilad	179,209	2,019
	Sahara International Petrochemical Co.	160,814	1,888
	Yanbu National Petrochemical Co.	92,054	1,870
*	Saudi Kayan Petrochemical Co.	313,774	1,708
	Arab National Bank	276,082	1,696
	Dr Sulaiman Al Habib Medical Services Group Co.	37,275	1,649
	Almarai Co. JSC	108,153	1,525
	Jarir Marketing Co.	25,253	1,366
	Etihad Etisalat Co.	163,627	1,319
	Savola Group	111,497	1,088
*	National Industrialization Co.	157,180	1,046
	Saudi Industrial Investment Group	98,557	996
	Bupa Arabia for Cooperative Insurance Co.	25,333	978
	Bank Al-Jazira	176,581	905
	Mouwasat Medical Services Co.	18,693	899
	Advanced Petrochemical Co.	44,920	893
*	Rabigh Refining & Petrochemical Co.	101,861	777
*	Emaar Economic City	207,358	701
	National Petrochemical Co.	54,527	701
	Co. for Cooperative Insurance	30,507	700
*	Dar Al Arkan Real Estate Development Co.	265,100	700
*	International Co. For Water & Power Projects	31,841	606

82

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Abdullah Al Othaim Markets Co.	19,519	602
*	Saudi Research & Media Group	12,762	575
*	Mobile Telecommunications Co. Saudi Arabia	155,229	562
	Saudi Cement Co.	32,253	510
	Leejam Sports Co. JSC	16,538	501
*	Arabian Internet & Communications Services Co.	9,355	497
	Southern Province Cement Co.	25,833	493
	Qassim Cement Co.	20,322	442
	United Electronics Co.	11,629	437
*	Saudi Ground Services Co.	43,312	430
*	Methanol Chemicals Co.	43,219	410
	Arabian Centres Co. Ltd.	57,433	391
	Dallah Healthcare Co.	18,853	365
*	Saudi Airlines Catering Co.	14,408	365
*	Seera Group Holding	52,491	324
	BinDawood Holding Co.	11,626	323
	Jadwa REIT Saudi Fund	82,391	321
	Yanbu Cement Co.	28,786	294
	Saudia Dairy & Foodstuff Co.	6,214	272
*	Yamama Cement Co.	36,625	271
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	23,425	268
	Aldrees Petroleum and Transport Services Co.	13,242	261
	United International Transportation Co.	18,517	248
	Arriyadh Development Co.	34,439	244
	Al Hammadi Co. for Development and Investment	21,585	244
*	Saudi Real Estate Co.	40,611	242
	Arabian Cement Co.	23,203	241
*	National Agriculture Development Co.	24,421	231
	National Gas & Industrialization Co.	13,286	209
	Saudi Ceramic Co.	12,356	179
	Eastern Province Cement Co.	13,957	178
*	Aseer Trading Tourism & Manufacturing Co.	28,158	171
		Shares	Market Value• ($000)
*	Zamil Industrial Investment Co.	17,264	163
	Astra Industrial Group	13,957	161
	Saudi Chemical Co. Holding	14,736	149
*	Saudi Public Transport Co.	22,688	146
	Najran Cement Co.	28,468	143
*	Middle East Healthcare Co.	13,925	138
	City Cement Co.	21,222	137
*	Fawaz Abdulaziz Al Hokair & Co.	25,790	132
*	Dur Hospitality Co.	13,720	131
	National Medical Care Co.	7,877	128
	Herfy Food Services Co.	7,093	124
	Hail Cement Co.	29,572	117
*	Mediterranean & Gulf Insurance & Reinsurance Co.	17,756	110
*	Al Jouf Cement Co.	34,234	110
	Northern Region Cement Co.	26,787	106
	Bawan Co.	9,330	99
*	Tabuk Cement Co.	19,317	98
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	11,319	67
			126,914
Singapore (0.3%)
	DBS Group Holdings Ltd.	787,878	18,411
	Oversea-Chinese Banking Corp. Ltd.	1,536,838	13,435
	United Overseas Bank Ltd.	571,500	11,360
	Singapore Telecommunications Ltd.	3,397,500	6,303
	Ascendas REIT	1,623,313	3,718
	CapitaLand Integrated Commercial Trust	2,048,517	3,262
*	Capitaland Investment Ltd.	1,206,200	3,077
	Wilmar International Ltd.	911,437	2,914
	Singapore Exchange Ltd.	354,610	2,545
	Keppel Corp. Ltd.	617,613	2,465
*	Singapore Airlines Ltd.	548,636	2,113
	Singapore Technologies Engineering Ltd.	658,100	1,869
	Mapletree Logistics Trust	1,188,347	1,782
	Venture Corp. Ltd.	113,700	1,588
	Mapletree Industrial Trust	739,892	1,510
	Mapletree Commercial Trust	931,759	1,507
	Genting Singapore Ltd.	2,502,000	1,447

83

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Frasers Logistics & Commercial Trust	1,219,776	1,374
	UOL Group Ltd.	214,355	1,150
	City Developments Ltd.	192,000	1,042
[1]	Singapore Press Holdings Ltd.	677,400	1,003
	NetLink NBN Trust	1,286,100	972
	Suntec REIT	868,500	962
	Keppel DC REIT	539,088	955
	ComfortDelGro Corp. Ltd.	771,700	894
	Frasers Centrepoint Trust	487,852	872
	Keppel REIT	910,388	762
*	SATS Ltd.	242,700	755
	Mapletree North Asia Commercial Trust	984,300	746
	Parkway Life REIT	194,186	672
	Keppel Infrastructure Trust	1,605,235	631
	Sembcorp Industries Ltd.	421,231	629
*	Golden Agri-Resources Ltd.	3,153,719	619
	Jardine Cycle & Carriage Ltd.	34,888	583
	Manulife US REIT	783,584	558
	Ascott Residence Trust	717,763	549
	CapitaLand China Trust	599,068	543
*	Sembcorp Marine Ltd.	9,222,742	541
	ARA LOGOS Logistics Trust	783,072	523
	Cromwell European REIT	166,820	509
	Haw Par Corp. Ltd.	51,000	477
	ESR-REIT	1,268,372	452
	CDL Hospitality Trusts	483,688	430
	Hutchison Port Holdings Trust Class U	1,973,600	425
	iFAST Corp. Ltd.	64,500	415
	Lendlease Global Commercial REIT	636,600	413
	OUE Commercial REIT	1,210,175	403
	AIMS APAC REIT	370,400	396
	Keppel Pacific Oak US REIT	462,700	368
	Ascendas India Trust	349,600	361
	StarHub Ltd.	384,200	353
	Raffles Medical Group Ltd.	343,000	349
	Wing Tai Holdings Ltd.	236,700	341
	Prime US REIT	383,400	331
	Olam International Ltd.	248,000	313
	Starhill Global REIT	647,200	310
[1]	SPH REIT	411,500	298
	First Resources Ltd.	192,400	254
	Singapore Post Ltd.	499,000	243
		Shares	Market Value• ($000)
	Frasers Hospitality Trust	675,900	241
	Far East Hospitality Trust	472,400	226
	AEM Holdings Ltd.	69,700	217
	Nanofilm Technologies International Ltd.	74,400	209
	Asian Pay Television Trust	2,082,700	208
	First REIT	1,043,136	205
*	Thomson Medical Group Ltd.	3,104,800	196
	Sabana Industrial REIT	589,600	190
	Sheng Siong Group Ltd.	168,000	177
*	SIA Engineering Co. Ltd.	98,500	159
	Riverstone Holdings Ltd.	211,900	135
*,1	Best World International Ltd.	90,400	87
	Lippo Malls Indonesia Retail Trust	2,006,940	83
*	COSCO Shipping International Singapore Co. Ltd.	379,700	77
	Bumitama Agri Ltd.	133,200	54
	Silverlake Axis Ltd.	177,499	42
*,1	Eagle Hospitality Trust	242,300	33
*	Yoma Strategic Holdings Ltd.	310,430	32
*,1,2	Hyflux Ltd.	54,000	8
*,1,2	Ezra Holdings Ltd.	344,056	3
*,2	Ezion Holdings Ltd. Warrants Exp. 4/16/23	267,303	—
			106,664
South Africa (0.4%)
	Naspers Ltd. Class N	92,757	15,709
	FirstRand Ltd.	2,165,634	8,227
*	MTN Group Ltd.	792,434	7,106
	Standard Bank Group Ltd.	568,894	5,041
	Impala Platinum Holdings Ltd.	359,392	4,651
	Sibanye Stillwater Ltd.	1,277,981	4,473
*	Sasol Ltd.	239,148	4,017
	Capitec Bank Holdings Ltd.	35,680	3,986
	Gold Fields Ltd.	376,841	3,502
	Anglogold Ltd.	182,596	3,369
	Bid Corp. Ltd.	155,905	3,342
	Sanlam Ltd.	735,447	3,021
	Absa Group Ltd.	297,336	2,720
	Anglo American Platinum Ltd.	25,974	2,632
	Aspen Pharmacare Holdings Ltd.	161,049	2,559
	Shoprite Holdings Ltd.	199,196	2,364
	Vodacom Group Ltd.	246,942	2,187

84

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Northam Platinum Holdings Ltd.	142,320	2,131
	Clicks Group Ltd.	106,079	1,940
	Remgro Ltd.	214,451	1,891
[2]	Bidvest Group Ltd.	135,508	1,697
[2]	Nedbank Group Ltd.	144,067	1,642
*	Discovery Ltd.	171,979	1,578
	Multichoice Group	182,255	1,449
	Old Mutual Ltd.	1,455,121	1,433
	Mr Price Group Ltd.	109,200	1,425
	Woolworths Holdings Ltd.	365,356	1,286
*,3	Pepkor Holdings Ltd.	732,019	1,154
	Exxaro Resources Ltd.	103,952	1,140
	Growthpoint Properties Ltd.	1,347,441	1,140
*	Foschini Group Ltd.	133,350	1,131
	Reinet Investments SCA	57,967	1,048
	SPAR Group Ltd.	81,505	1,041
*	Life Healthcare Group Holdings Ltd.	593,021	939
[2]	Rand Merchant Investment Holdings Ltd.	338,927	907
	Tiger Brands Ltd.	70,711	895
	Harmony Gold Mining Co. Ltd.	240,653	864
[2]	AVI Ltd.	162,265	841
	Kumba Iron Ore Ltd.	24,844	756
*	Sappi Ltd.	241,481	742
	Barloworld Ltd.	84,217	707
	Transaction Capital Ltd.	242,799	700
*	Netcare Ltd.	614,660	680
	Investec Ltd.	141,786	653
*	Redefine Properties Ltd.	2,117,381	624
	African Rainbow Minerals Ltd.	45,583	609
	Royal Bafokeng Platinum Ltd.	82,003	587
	Resilient REIT Ltd.	157,411	576
	Truworths International Ltd.	159,305	562
	Momentum Metropolitan Holdings	418,340	537
	Old Mutual Ltd. (XZIM)	523,563	535
	Pick n Pay Stores Ltd.	129,465	504
	Motus Holdings Ltd.	74,778	499
	Ninety One plc	130,807	464
	Super Group Ltd.	216,350	453
	PSG Group Ltd.	81,823	410
*	Distell Group Holdings Ltd.	33,656	403
	Equites Property Fund Ltd.	298,746	398
*	Telkom SA SOC Ltd.	117,167	390
	Fortress REIT Ltd. Class A	432,641	377
	KAP Industrial Holdings Ltd.	1,215,044	374
		Shares	Market Value• ($000)
	Hyprop Investments Ltd.	188,081	365
	Ninety One Ltd.	98,139	339
	AECI Ltd.	45,345	337
	Advtech Ltd.	263,200	331
	Coronation Fund Managers Ltd.	98,576	328
[3]	Dis-chem Pharmacies Ltd.	145,496	304
	Omnia Holdings Ltd.	66,723	276
	Irongate Group	225,316	275
	Imperial Logistics Ltd.	64,353	263
*	Steinhoff International Holdings NV	1,654,648	261
	Santam Ltd.	14,925	248
	Cashbuild Ltd.	13,879	242
	Vukile Property Fund Ltd.	300,173	239
*	Liberty Holdings Ltd.	40,336	238
*	Thungela Resources Ltd.	49,847	237
	JSE Ltd.	33,129	232
*	Tsogo Sun Gaming Ltd.	262,465	212
	Reunert Ltd.	59,789	197
	MAS Real Estate Inc.	167,179	197
*	Curro Holdings Ltd.	243,183	196
*,2	Bytes Technology Group plc	26,808	195
	SA Corporate Real Estate Ltd.	1,346,692	188
*	DataTec Ltd.	67,595	184
	Astral Foods Ltd.	15,486	179
*	Famous Brands Ltd.	36,851	178
*	Blue Label Telecoms Ltd.	432,314	157
	Wilson Bayly Holmes-Ovcon Ltd.	22,336	155
*	EPP NV	168,559	132
	Investec Property Fund Ltd.	188,893	131
*	Massmart Holdings Ltd.	31,813	130
	DRDGOLD Ltd.	138,281	123
*	Attacq Ltd.	287,506	123
*	Sun International Ltd.	57,248	120
	Raubex Group Ltd.	55,550	119
*,2	Brait plc	387,075	108
*	Long4Life Ltd.	272,592	107
	Hudaco Industries Ltd.	11,423	103
[2]	Adcock Ingram Holdings Ltd.	28,993	93
*	Hosken Consolidated Investments Ltd.	19,068	90
	Emira Property Fund Ltd.	143,141	88
	Zeder Investments Ltd.	396,625	82
*	Fortress REIT Ltd. Class B	440,214	71
	Altron Ltd. Class A	71,488	51

85

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Alexander Forbes Group Holdings Ltd.	171,753	49
*	Steinhoff International Holdings NV (XETR)	19,964	3
			127,294
South Korea (1.5%)
	Samsung Electronics Co. Ltd.	1,106,581	66,254
	Samsung Electronics Co. Ltd. GDR (Registered)	35,714	53,476
	Samsung Electronics Co. Ltd. Preference Shares	422,123	23,190
	NAVER Corp.	58,142	20,215
	SK Hynix Inc.	227,442	20,049
	Samsung SDI Co. Ltd.	23,251	14,670
	LG Chem Ltd.	19,255	13,817
	Kakao Corp.	116,909	12,578
	Hyundai Motor Co.	53,387	9,549
	Kia Corp.	109,292	7,975
*	Celltrion Inc.	45,293	7,798
	POSCO	27,942	7,087
	Shinhan Financial Group Co. Ltd.	205,629	6,713
	KB Financial Group Inc.	122,699	5,939
	Hyundai Mobis Co. Ltd.	27,274	5,896
*	SK Innovation Co. Ltd.	23,667	4,936
	Hana Financial Group Inc.	123,274	4,753
	LG Electronics Inc.	44,336	4,587
*,3	Samsung Biologics Co. Ltd.	5,627	4,192
	NCSoft Corp.	7,332	3,940
	Samsung C&T Corp.	35,747	3,500
*,2	HMM Co. Ltd.	149,832	3,428
	LG Household & Health Care Ltd.	3,292	3,295
	Samsung Electro-Mechanics Co. Ltd.	23,853	3,248
	KT&G Corp.	46,535	3,232
	Samsung Fire & Marine Insurance Co. Ltd.	14,615	2,897
	SK Inc.	13,560	2,830
	LG Corp.	35,301	2,760
*	Doosan Heavy Industries & Construction Co. Ltd.	129,595	2,711
	Woori Financial Group Inc.	221,806	2,522
	Hyundai Motor Co. Preference Shares (XKRS)	28,230	2,372
*	HYBE Co. Ltd.	7,763	2,230
	Korea Electric Power Corp.	112,986	2,189
		Shares	Market Value• ($000)
	KB Financial Group Inc. ADR	44,662	2,147
*	Celltrion Healthcare Co. Ltd.	30,461	2,118
*	Korean Air Lines Co. Ltd.	78,029	2,034
	Amorepacific Corp.	12,098	1,883
	Korea Zinc Co. Ltd.	3,988	1,836
[1]	SK Telecom Co. Ltd.	6,894	1,825
	LG Chem Ltd. Preference Shares	5,158	1,694
	Samsung SDS Co. Ltd.	12,876	1,692
*	SK Bioscience Co. Ltd.	8,526	1,674
	Coway Co. Ltd.	22,820	1,547
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	17,483	1,546
	L&F Co. Ltd.	9,750	1,544
	Korea Investment Holdings Co. Ltd.	20,272	1,516
	Samsung Life Insurance Co. Ltd.	26,035	1,506
*,2	LG Display Co. Ltd.	88,734	1,500
	S-Oil Corp.	16,953	1,483
*	Samsung Engineering Co. Ltd.	69,484	1,478
	POSCO Chemical Co. Ltd.	11,472	1,431
*	HLB Inc.	39,141	1,410
*	Hanwha Solutions Corp.	39,566	1,388
*	Samsung Heavy Industries Co. Ltd.	250,017	1,366
	Ecopro BM Co. Ltd.	3,777	1,328
	E-MART Inc.	9,011	1,297
*,2	Pearl Abyss Corp.	14,167	1,261
	Lotte Chemical Corp.	6,537	1,257
	Hyundai Steel Co.	32,123	1,228
	Hyundai Engineering & Construction Co. Ltd.	28,152	1,217
[2]	Wemade Co. Ltd.	7,558	1,183
	Hyundai Heavy Industries Holdings Co. Ltd.	21,658	1,174
	SKC Co. Ltd.	7,573	1,164
	Hyundai Motor Co. Preference Shares	13,794	1,154
	Hyundai Glovis Co. Ltd.	7,893	1,137
	Samsung Securities Co. Ltd.	27,844	1,132
	BNK Financial Group Inc.	143,194	1,080
	LG Uplus Corp.	87,571	1,078
	DB Insurance Co. Ltd.	20,948	1,065
*	F&F Co. Ltd.	1,421	1,061
	Orion Corp.Republic of Korea	10,485	1,060
	Hansol Chemical Co. Ltd.	3,728	1,052

86

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kumho Petrochemical Co. Ltd.	7,048	1,037
	LG Innotek Co. Ltd.	5,762	1,036
	Mirae Asset Securities Co. Ltd.	137,024	1,022
	Hankook Tire & Technology Co. Ltd.	28,708	1,017
	SK Chemicals Co. Ltd.	6,442	995
	CJ CheilJedang Corp.	3,058	994
	Industrial Bank of Korea	104,598	990
	Hotel Shilla Co. Ltd.	13,169	986
	LG Household & Health Care Ltd. Preference Shares	1,891	971
*	Kangwon Land Inc.	40,256	958
	Yuhan Corp.	18,341	941
*	OCI Co. Ltd.	8,245	913
	GS Holdings Corp.	24,674	894
*,2	Kakao Games Corp.	12,630	863
*	SK Biopharmaceuticals Co. Ltd.	10,396	842
	GS Engineering & Construction Corp.	23,655	839
*	Alteogen Inc.	13,858	830
	Hanmi Pharm Co. Ltd.	3,528	797
[2]	Fila Holdings Corp.	23,974	764
*	Hyosung Advanced Materials Corp.	1,234	754
*	Mando Corp.	13,900	746
	Hanon Systems	59,869	742
*	Celltrion Pharm Inc.	7,542	735
	DGB Financial Group Inc.	82,047	727
	Korea Aerospace Industries Ltd.	27,174	714
	DB HiTek Co. Ltd.	14,391	711
*	DL E&C Co. Ltd.	6,049	700
	CJ ENM Co. Ltd.	4,558	689
	LOTTE Fine Chemical Co. Ltd.	9,334	681
[3]	Netmarble Corp.	6,365	674
	Kolon Industries Inc.	8,682	664
	SK Telecom Co. Ltd. ADR	22,202	644
	LG Electronics Inc. Preference Shares	11,659	642
[2]	Hyosung TNC Corp.	1,231	633
	Meritz Fire & Marine Insurance Co. Ltd.	26,368	627
[2]	Seegene Inc.	13,628	623
	Green Cross Corp.	2,623	617
	Shin Poong Pharmaceutical Co. Ltd.	13,856	617
	S-1 Corp.	8,589	612
*	SM Entertainment Co. Ltd.	9,086	612
	JB Financial Group Co. Ltd.	80,396	611
	Iljin Materials Co. Ltd.	6,986	604
		Shares	Market Value• ($000)
	NH Investment & Securities Co. Ltd.	52,609	594
	AfreecaTV Co. Ltd.	3,587	594
	Hanwha Aerospace Co. Ltd.	15,336	592
[2]	Shinsegae Inc.	2,676	569
	SK Materials Co. Ltd.	1,729	566
*	Eubiologics Co. Ltd.	13,248	543
*	NHN Corp.	7,912	542
*	CJ Logistics Corp.	4,399	535
*	Hyundai Rotem Co. Ltd.	27,399	531
	KIWOOM Securities Co. Ltd.	5,821	525
	Cheil Worldwide Inc.	25,636	524
	AMOREPACIFIC Group	12,187	519
	Amorepacific Corp. Preference Shares	8,349	514
	Hanwha Corp.	17,659	508
*	Hyundai Mipo Dockyard Co. Ltd.	7,746	504
	LEENO Industrial Inc.	3,432	503
	Douzone Bizon Co. Ltd.	7,122	497
[2]	Ecopro Co. Ltd.	5,750	494
*	YG Entertainment Inc.	8,173	493
*	Doosan Fuel Cell Co. Ltd.	10,909	490
	JYP Entertainment Corp.	10,605	477
	Samsung Card Co. Ltd.	16,192	475
	Hyundai Marine & Fire Insurance Co. Ltd.	20,905	470
	KCC Corp.	1,634	467
	Daishin Securities Co. Ltd.	26,048	465
[2]	WONIK IPS Co. Ltd.	13,396	465
[2]	CS Wind Corp.	7,652	457
	Daejoo Electronic Materials Co. Ltd.	5,071	456
	Youngone Corp.	11,886	455
	Meritz Securities Co. Ltd.	113,662	454
	GS Retail Co. Ltd.	16,224	448
	Posco International Corp.	23,993	447
	Innocean Worldwide Inc.	8,753	441
	Hyundai Department Store Co. Ltd.	6,181	439
*	Ecopro HN Co. Ltd.	4,704	438
	Hyundai Wia Corp.	5,852	423
	Osstem Implant Co. Ltd.	3,945	418
	Hyundai Elevator Co. Ltd.	10,016	416
	Shinhan Financial Group Co. Ltd. ADR	12,816	414
*	Naturecell Co. Ltd.	23,800	404
*	CosmoAM&T Co. Ltd.	11,149	403

87

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	18,080	402
	Com2uSCorp	3,651	402
	Hyundai Bioland Co. Ltd.	23,448	401
	Lotte Shopping Co. Ltd.	4,432	399
	CJ Corp.	4,832	397
*	CMG Pharmaceutical Co. Ltd.	119,964	396
*	Genexine Inc.	7,018	395
	Daou Technology Inc.	19,687	394
*	Hanjin Kal Corp.	8,365	393
	HDC Hyundai Development Co-Engineering & Construction Class E	17,841	391
	Pan Ocean Co. Ltd.	75,465	390
*	Cosmax Inc.	3,643	388
*	HLB Life Science Co. Ltd.	30,224	387
	Koh Young Technology Inc.	24,035	380
*	Daewoo Engineering & Construction Co. Ltd.	70,785	379
*,2	KMW Co. Ltd.	10,548	373
[1]	Green Cross Cell Corp.	11,180	369
	DL Holdings Co. Ltd.	6,552	369
*	Hugel Inc.	2,364	367
	Soulbrain Co. Ltd.	1,621	364
*	Korea Gas Corp.	9,521	362
[2]	Hite Jinro Co. Ltd.	12,118	362
*	Foosung Co. Ltd.	21,080	362
*	Chabiotech Co. Ltd.	21,371	358
	Meritz Financial Group Inc.	12,474	357
*	GeneOne Life Science Inc.	16,367	352
	Chunbo Co. Ltd.	1,444	351
*,2	Oscotec Inc.	13,659	350
	Dae Hwa Pharmaceutical Co. Ltd.	40,553	347
	SIMMTECH Co. Ltd.	12,556	331
	Dongsuh Cos. Inc.	11,153	329
*	Coreana Cosmetics Co. Ltd.	88,947	325
	Hanssem Co. Ltd.	3,709	323
	Poongsan Corp.	11,418	323
	KEPCO Engineering & Construction Co. Inc.	5,282	321
	Eugene Technology Co. Ltd.	8,350	318
	Hanwha Life Insurance Co. Ltd.	106,085	316
	Green Cross LabCell Corp.	3,813	316
	LOTTE REIT Co. Ltd.	64,933	315
		Shares	Market Value• ($000)
	LS Corp.	5,861	314
*	SOLUM Co. Ltd.	13,957	314
	Dongjin Semichem Co. Ltd.	10,365	312
	Solus Advanced Materials Co. Ltd.	4,399	311
	Dawonsys Co. Ltd.	10,955	309
	Hanwha Systems Co. Ltd.	21,949	309
	Lotte Corp.	10,895	305
	KEPCO Plant Service & Engineering Co. Ltd.	8,533	305
	PI Advanced Materials Co. Ltd.	7,673	297
	Dongkuk Steel Mill Co. Ltd.	20,267	296
	LS Electric Co. Ltd.	5,854	296
	NICE Information Service Co. Ltd.	17,427	295
*,2	Creative & Innovative System	18,667	295
	BGF retail Co. Ltd.	2,109	293
[2]	LX Semicon Co. Ltd.	3,094	291
	Mirae Asset Securities Co. Ltd. Preference Shares	68,360	284
	Korean Reinsurance Co.	34,130	283
*	Doosan Bobcat Inc.	8,654	283
	CJ CheilJedang Corp. Preference Shares	1,700	282
*	Hanwha Investment & Securities Co. Ltd.	59,216	281
	Chong Kun Dang Pharmaceutical Corp.	2,793	281
*	Hyosung Chemical Corp.	1,134	281
	Ottogi Corp.	679	280
*	Hana Tour Service Inc.	3,906	279
	SSANGYONG C&E Co. Ltd.	39,905	269
	Green Cross Holdings Corp.	10,638	267
	NongShim Co. Ltd.	1,103	267
*	Asiana Airlines Inc.	13,793	266
	Hanmi Science Co. Ltd.	5,402	263
*	Next Science Co. Ltd.	16,503	260
	Dongwon Industries Co. Ltd.	1,320	258
	Eo Technics Co. Ltd.	2,799	258
	KCC Glass Corp.	4,931	255
	Hanjin Transportation Co. Ltd.	8,540	254
	Hyosung Corp.	2,867	254
*	Hanall Biopharma Co. Ltd.	14,377	252
	Tongyang Inc.	175,206	251
*,2	Hyundai Bioscience Co. Ltd.	12,430	251

88

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Dongsung Pharmaceutical Co. Ltd.	32,372	247
*	Komipharm International Co. Ltd.	31,541	243
*	Hanjin Heavy Industries & Construction Co. Ltd.	29,691	243
*	Humasis Co. Ltd.	17,514	242
*,2	NKMax Co. Ltd.	10,750	241
*	Mezzion Pharma Co. Ltd.	1,770	238
*,2	Paradise Co. Ltd.	15,864	237
*	CrystalGenomics Inc.	40,355	237
	Hanmi Semiconductor Co. Ltd.	8,606	237
*	Insun ENT Co. Ltd.	22,663	235
*	ST Pharm Co. Ltd.	3,130	235
*,2	Enzychem Lifesciences Corp.	4,087	233
	Kolmar Korea Co. Ltd.	5,995	229
*	Kumho Tire Co. Inc.	50,020	229
	Korea United Pharm Inc.	5,473	229
*	CJ CGV Co. Ltd.	8,305	227
*,2	LegoChem Biosciences Inc.	5,864	226
*	Amicogen Inc.	8,149	226
*	DIO Corp.	6,970	225
*,2	Telcon RF Pharmaceutical Inc.	76,974	224
*	Helixmith Co. Ltd.	10,861	222
	Seoul Semiconductor Co. Ltd.	17,246	221
*	NHN KCP Corp.	4,503	221
*	SFA Semicon Co. Ltd.	40,560	220
*	Pharmicell Co. Ltd.	20,513	220
	IS Dongseo Co. Ltd.	5,641	219
	LIG Nex1 Co. Ltd.	5,464	219
	SK Networks Co. Ltd.	49,736	217
	Daewoong Pharmaceutical Co. Ltd.	1,793	215
	Sebang Global Battery Co. Ltd.	3,049	214
	SFA Engineering Corp.	7,090	214
*	MedPacto Inc.	4,422	214
	MegaStudyEdu Co. Ltd.	3,258	214
	Samsung SDI Co. Ltd. Preference Shares	661	214
*,2	Taihan Electric Wire Co. Ltd.	110,571	212
	JR REIT XXVII	44,528	212
*	Gamevil Inc.	3,293	210
*	Vaxcell-Bio Therapeutics Co. Ltd.	3,812	210
		Shares	Market Value• ($000)
	Daewoong Co. Ltd.	7,674	208
	PharmaResearch Co. Ltd.	2,587	204
	Korea Electric Terminal Co. Ltd.	3,118	202
	Zinus Inc.	3,009	202
*	Duk San Neolux Co. Ltd.	4,300	200
	ENF Technology Co. Ltd.	8,056	200
	Nature Holdings Co. Ltd.	7,057	199
*,2	Sam Chun Dang Pharm Co. Ltd.	4,904	198
*	Medytox Inc.	1,544	198
	Mcnex Co. Ltd.	5,314	198
	Samyang Holdings Corp.	2,219	196
	GOLFZON Co. Ltd.	1,620	196
*	Solid Inc.	33,987	194
	LX International Corp.	8,296	193
	Lotte Chilsung Beverage Co. Ltd.	1,540	192
	DoubleUGames Co. Ltd.	3,487	192
	Daeduck Electronics Co. Ltd.	13,041	192
*	Cellivery Therapeutics Inc.	4,476	192
*	iNtRON Biotechnology Inc.	11,424	189
	Handsome Co. Ltd.	5,208	188
	SL Corp.	6,678	188
*	Seojin System Co. Ltd.	6,324	187
	Tokai Carbon Korea Co. Ltd.	1,729	185
	Hansol Holdings Co. Ltd.	56,593	184
	Korea Petrochemical Ind Co. Ltd.	1,153	183
*	NEPES Corp.	6,078	183
*,2	GemVax & Kael Co. Ltd.	11,309	181
	TES Co. Ltd.	7,554	173
*	Cellid Co. Ltd.	2,819	173
	Daesang Corp.	8,390	172
	Huchems Fine Chemical Corp.	7,579	172
	Taekwang Industrial Co. Ltd.	199	170
	ESR Kendall Square REIT Co. Ltd.	28,902	169
	Samwha Capacitor Co. Ltd.	3,429	167
*	Lotte Tour Development Co. Ltd.	9,679	167
*	TY Holdings Co. Ltd.	7,169	167
	Park Systems Corp.	1,631	166
*,2	Hyundai Doosan Infracore Co. Ltd.	18,387	165
*,2	Ananti Inc.	14,330	163
*	Inscobee Inc.	57,676	162
	Hyundai Autoever Corp.	1,619	162

89

Total World Stock Index Fund
		Shares	Market Value• ($000)
	DongKook Pharmaceutical Co. Ltd.	8,385	161
	SK Discovery Co. Ltd.	3,913	160
*	Korea Line Corp.	65,526	159
*	Innox Advanced Materials Co. Ltd.	4,344	158
[2]	BH Co. Ltd.	9,805	158
	Hanwha Corp. Preference Shares	10,942	154
	RFHIC Corp.	5,703	154
*	UniTest Inc.	6,076	154
[2]	Tesna Inc.	3,945	154
*	Eyegene Inc.	7,709	154
*	Eoflow Co. Ltd.	3,351	153
*	Hancom Inc.	8,867	152
	Partron Co. Ltd.	18,924	152
*	Studio Dragon Corp.	2,043	151
	Hankook & Co. Co. Ltd.	10,472	150
	Bukwang Pharmaceutical Co. Ltd.	13,344	149
	Yuanta Securities Korea Co. Ltd.	38,496	149
*	Hyundai Construction Equipment Co. Ltd.	4,299	149
	Hansae Co. Ltd.	7,440	148
*	Webzen Inc.	6,293	146
*	Hyundai Electric & Energy System Co. Ltd.	7,710	146
	Boryung Pharmaceutical Co. Ltd.	11,701	145
	Ahnlab Inc.	2,032	143
	Binggrae Co. Ltd.	2,977	142
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	936	142
*	ABLBio Inc.	7,730	142
	Korea Real Estate Investment & Trust Co. Ltd.	69,006	138
	Doosan Co. Ltd.	1,562	138
	Hanil Cement Co. Ltd.	8,300	137
	Interpark Corp.	23,623	136
	Hyundai Home Shopping Network Corp.	2,274	136
*	KH Feelux Co. Ltd.	52,132	135
*	Yungjin Pharmaceutical Co. Ltd.	33,594	135
	iMarketKorea Inc.	14,356	135
*,2	KH Vatec Co. Ltd.	6,489	134
	SK Securities Co. Ltd.	159,590	134
	S&S Tech Corp.	4,240	134
*	Hyosung Heavy Industries Corp.	2,279	132
	SNT Motiv Co. Ltd.	3,039	131
	Hyundai Greenfood Co. Ltd.	15,539	129
		Shares	Market Value• ($000)
	Young Poong Corp.	219	129
	Dentium Co. Ltd.	2,128	126
	Seobu T&D	16,847	126
	i-SENS Inc.	4,404	126
	Eusu Holdings Co. Ltd.	24,450	125
	LOTTE Himart Co. Ltd.	5,257	125
*	Modetour Network Inc.	5,632	125
*	Ace Technologies Corp.	10,046	124
	Daea TI Co. Ltd.	21,668	123
*,2	Krafton Inc.	306	123
*,2	G-treeBNT Co. Ltd.	8,690	122
*	LX Holdings Corp.	16,031	122
	Mirae Asset Life Insurance Co. Ltd.	33,189	121
*	Shinsung E&G Co. Ltd.	59,891	121
*	Binex Co. Ltd.	8,291	118
	HDC Holdings Co. Ltd.	13,059	118
	Ilyang Pharmaceutical Co. Ltd.	4,628	118
*	Vidente Co. Ltd.	9,421	117
	LX Hausys Ltd.	1,962	117
	Korea Asset In Trust Co. Ltd.	31,050	117
*	OliX Pharmaceuticals Inc.	3,549	117
	Hankook Shell Oil Co. Ltd.	484	116
	Posco ICT Co. Ltd.	20,195	116
	Tongyang Life Insurance Co. Ltd.	19,837	116
	Orion Holdings Corp.	8,252	113
*	Grand Korea Leisure Co. Ltd.	8,051	113
	Muhak Co. Ltd.	13,269	111
	JW Pharmaceutical Corp.	5,382	108
	Dongwon F&B Co. Ltd.	596	105
	Halla Holdings Corp.	2,411	105
	NICE Holdings Co. Ltd.	7,180	104
*	Hanwha General Insurance Co. Ltd.	26,925	104
	Jeil Pharmaceutical Co. Ltd.	3,563	104
*	Samsung Pharmaceutical Co. Ltd.	20,527	103
[2]	Shinsegae International Inc.	713	103
*	Jusung Engineering Co. Ltd.	10,459	101
	Namhae Chemical Corp.	8,782	101
	Vieworks Co. Ltd.	2,977	101
	Youngone Holdings Co. Ltd.	2,479	100
*	Sangsangin Co. Ltd.	12,992	100
	KTB Investment & Securities Co. Ltd.	17,627	100

90

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Huons Co. Ltd.	2,303	100
*,2	Kuk-il Paper Manufacturing Co. Ltd.	26,987	99
	L&C Bio Co. Ltd.	3,390	99
	Dong-A Socio Holdings Co. Ltd.	1,084	98
*	S-MAC Co. Ltd.	98,155	98
	ITM Semiconductor Co. Ltd.	2,429	97
*	Sambu Engineering & Construction Co. Ltd.	54,342	97
*	Aprogen pharmaceuticals Inc.	108,181	95
	Dong-A ST Co. Ltd.	1,528	95
	Cuckoo Homesys Co. Ltd.	2,535	95
*	Neowiz	4,212	95
	Kolon Corp.	3,096	94
*	Medipost Co. Ltd.	4,816	94
*	Anterogen Co. Ltd.	1,829	92
*	Lutronic Corp.	5,622	91
	SNT Dynamics Co. Ltd.	11,365	90
	Kwang Dong Pharmaceutical Co. Ltd.	13,372	89
	Samchully Co. Ltd.	1,099	89
	Hansol Paper Co. Ltd.	7,240	89
	Taeyoung Engineering & Construction Co. Ltd.	9,408	89
	Huons Global Co. Ltd.	2,052	87
	Aekyung Industrial Co. Ltd.	4,557	87
	KUMHOE&C Co. Ltd.	8,282	86
	Samyang Corp.	1,434	84
	Youlchon Chemical Co. Ltd.	4,378	83
*	Cafe24 Corp.	3,358	83
	HS Industries Co. Ltd.	14,294	82
	INTOPS Co. Ltd.	4,080	81
	Advanced Process Systems Corp.	3,991	81
*	Wonik Holdings Co. Ltd.	17,538	78
	Sungwoo Hitech Co. Ltd.	15,099	78
	Chongkundang Holdings Corp.	1,116	78
	LF Corp.	4,969	78
	Kolmar Korea Holdings Co. Ltd.	3,886	77
	BGF Co. Ltd.	16,233	77
	NS Shopping Co. Ltd.	6,400	76
*	Hansol Technics Co. Ltd.	12,925	75
	LG HelloVision Co. Ltd.	12,615	75
	Harim Holdings Co. Ltd.	8,995	75
		Shares	Market Value• ($000)
	SK Gas Ltd.	627	74
	Maeil Dairies Co. Ltd.	1,225	74
	KISWIRE Ltd.	3,035	72
	OptoElectronics Solutions Co. Ltd.	2,511	72
	Dae Han Flour Mills Co. Ltd.	505	71
	Namyang Dairy Products Co. Ltd.	180	71
	Songwon Industrial Co. Ltd.	4,340	67
*	AbClon Inc.	4,694	65
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	478	65
*	Eutilex Co. Ltd.	2,960	64
	Seah Besteel Corp.	3,350	62
	Nexen Tire Corp.	9,585	62
*,2	Soulbrain Holdings Co. Ltd.	1,658	62
*	SCM Lifescience Co. Ltd.	3,386	58
	Sung Kwang Bend Co. Ltd.	7,218	57
*	CJ Freshway Corp.	2,037	57
	Eugene Investment & Securities Co. Ltd.	17,472	57
	KISCO Corp.	7,103	55
*	STCUBE	7,603	54
	Lotte Food Co. Ltd.	162	53
	KC Tech Co. Ltd.	2,755	53
	TK Corp.	5,206	52
	DB Financial Investment Co. Ltd.	8,526	52
	Toptec Co. Ltd.	6,950	52
	AK Holdings Inc.	2,228	51
*	Namsun Aluminum Co. Ltd.	20,329	51
	InBody Co. Ltd.	2,162	50
	SPC Samlip Co. Ltd.	758	50
*	Able C&C Co. Ltd.	7,592	50
	Cuckoo Holdings Co. Ltd.	2,530	49
[2]	F&F Holdings Co. Ltd.	1,435	48
*,1,2	SillaJen Inc.	17,385	48
	Sam Young Electronics Co. Ltd.	4,528	47
	Daeduck Co. Ltd.	7,545	47
*	CUROCOM Co. Ltd.	39,320	47
	Byucksan Corp.	14,569	46
*	Lock&Lock Co. Ltd.	5,144	46
	ICD Co. Ltd.	4,187	45
	E1 Corp.	906	41
	Kyobo Securities Co. Ltd.	5,429	41
	Daekyo Co. Ltd.	11,162	41
	KC Co. Ltd.	2,009	39
	Woongjin Thinkbig Co. Ltd.	13,570	39
*	Peptron Inc.	3,982	38
	Lotte Confectionery Co. Ltd.	340	37

91

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Interflex Co. Ltd.	3,142	35
	POSCO ADR	528	33
	Cell Biotech Co. Ltd.	1,908	29
*	Sindoh Co. Ltd.	1,039	29
	KT Skylife Co. Ltd.	3,297	29
	Humedix Co. Ltd.	1,152	27
	Hanil Holdings Co. Ltd.	2,130	25
*	SBS Media Holdings Co. Ltd.	14,389	25
*	KakaoBank Corp.	426	23
*	Homecast Co. Ltd.	8,376	22
	Hyundai Livart Furniture Co. Ltd.	1,541	21
*	Enzychem Lifesciences Rights Exp.12/17/2021	2,486	21
	Hyundai Corp.	941	15
*,1	Y2 Solution Co. Ltd.	14,731	15
*	GeneOne Life Science Inc. Rights Exp. 11/25/2021	2,093	7
*,1	Cnk International Co. Ltd.	78	—
			501,096
Spain (0.6%)
	Iberdrola SA (XMAD)	2,564,165	30,306
	Banco Santander SA	7,326,638	27,791
	Banco Bilbao Vizcaya Argentaria SA	2,929,782	20,503
	Industria de Diseno Textil SA	458,972	16,626
[3]	Cellnex Telecom SA	267,141	16,429
*	Amadeus IT Group SA	186,390	12,469
	Telefonica SA	2,174,937	9,447
	Repsol SA	575,030	7,365
	Ferrovial SA	210,220	6,636
	CaixaBank SA	1,950,004	5,606
*,3	Aena SME SA	31,141	5,115
	Red Electrica Corp. SA	185,684	3,866
[2]	Naturgy Energy Group SA	128,253	3,372
	Grifols SA	144,655	3,313
	Endesa SA	135,615	3,128
	ACS Actividades de Construccion y Servicios SA	105,461	2,764
*	Siemens Gamesa Renewable Energy SA	100,862	2,737
	Enagas SA	103,645	2,326
*	Banco de Sabadell SA	2,470,158	1,988
*	Fluidra SA	50,202	1,917
	Acciona SA	9,178	1,763
	Inmobiliaria Colonial Socimi SA	167,984	1,633
	Bankinter SA	284,153	1,565
	Merlin Properties Socimi SA	134,298	1,454
	Acerinox SA	91,745	1,277
	Viscofan SA	16,714	1,143
	Mapfre SA	375,765	796
		Shares	Market Value• ($000)
	Ebro Foods SA	36,858	731
	Zardoya Otis SA	89,714	721
	Grupo Catalana Occidente SA	19,046	676
	Laboratorios Farmaceuticos Rovi SA	9,529	669
*	Solaria Energia y Medio Ambiente SA	29,172	584
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	284,153	570
	CIE Automotive SA	19,980	544
	Cia de Distribucion Integral Logista Holdings SA	25,478	543
	Banco Santander SA ADR	137,759	522
*	Indra Sistemas SA	42,840	518
	Applus Services SA	55,185	500
[3]	Unicaja Banco SA	457,926	490
	Faes Farma SA	109,984	448
	Almirall SA	28,861	429
	Sacyr SA (XMAD)	136,966	390
	Pharma Mar SA	4,999	389
[3]	Neinor Homes SA	26,333	340
[3]	Aedas Homes SA	11,224	323
	Construcciones y Auxiliar de Ferrocarriles SA	7,051	311
*	Melia Hotels International SA	37,871	280
	Prosegur Cia de Seguridad SA	98,413	279
*	Mediaset Espana Comunicacion SA	52,714	275
[3]	Global Dominion Access SA	47,418	254
*,3	Gestamp Automocion SA	52,799	236
	Fomento de Construcciones y Contratas SA	17,730	226
	Grifols SA Preference Shares	15,452	203
*	Atresmedia Corp. de Medios de Comunicacion SA	33,387	136
*	Lar Espana Real Estate Socimi SA	21,012	128
*,3	Metrovacesa SA	14,260	125
*	Ence Energia y Celulosa SA	44,717	115
*,2	Distribuidora Internacional de Alimentacion SA	6,028,697	110
*	Tecnicas Reunidas SA	10,072	91
[3]	Prosegur Cash SA	110,532	76
*	NH Hotel Group SA (XMAD)	7,857	29
*,1	Let S Gowex SA	3,921	—
			205,596

92

Total World Stock Index Fund
		Shares	Market Value• ($000)
Sweden (1.1%)
[2]	Atlas Copco AB Class A	281,091	18,102
	Investor AB Class B	712,108	16,431
	Volvo AB Class B	641,772	14,966
	Telefonaktiebolaget LM Ericsson Class B	1,310,650	14,306
	Hexagon AB Class B	765,914	12,326
	Sandvik AB	470,638	11,935
	Assa Abloy AB Class B	403,130	11,829
[3]	Evolution AB	70,542	11,452
	Skandinaviska Enskilda Banken AB Class A	634,398	9,921
[2]	Swedbank AB Class A	438,700	9,515
	Essity AB Class B	269,135	8,718
[2]	Atlas Copco AB Class B	156,750	8,495
	Nibe Industrier AB Class B	525,246	7,812
[2]	Svenska Handelsbanken AB Class A	650,965	7,462
	Investor AB Class A	317,586	7,347
[2]	H & M Hennes & Mauritz AB Class B	385,510	7,253
	EQT AB	121,369	6,411
	Alfa Laval AB	148,022	6,349
	Epiroc AB Class A	250,601	6,235
	Swedish Match AB	664,004	5,855
[2]	Telia Co. AB	1,143,039	4,502
*,3	Sinch AB	227,236	4,325
	Boliden AB	122,459	4,317
	Getinge AB Class B	95,361	4,268
*	Kinnevik AB Class B	107,681	4,227
	Epiroc AB Class B	193,463	4,110
	SKF AB Class B	169,878	3,945
	Skanska AB Class B	154,276	3,923
	Indutrade AB	125,100	3,647
[2]	Industrivarden AB Class A	105,083	3,466
	Svenska Cellulosa AB SCA Class B	218,322	3,411
	Lundin Energy AB	81,049	3,201
*	Fastighets AB Balder Class B	43,172	3,130
	Tele2 AB Class B	213,174	3,013
	Lifco AB Class B	97,361	2,839
	Sagax AB Class B	71,268	2,789
	Samhallsbyggnadsbolaget i Norden AB	411,519	2,759
	Volvo AB Class A	111,354	2,633
[3]	Thule Group AB	45,170	2,610
	Trelleborg AB Class B	112,025	2,564
[2]	Husqvarna AB Class B	171,971	2,451
[2]	Electrolux AB Class B	104,062	2,368
	Castellum AB	88,324	2,354
	Investment AB Latour Class B	61,528	2,235
	Industrivarden AB Class C	66,282	2,156
		Shares	Market Value• ($000)
	Securitas AB Class B	128,038	2,121
*	Swedish Orphan Biovitrum AB	75,779	2,059
	Avanza Bank Holding AB	51,753	2,057
[3]	Dometic Group AB	139,520	2,035
	Beijer Ref AB Class B	98,970	2,031
	Vitrolife AB	29,807	1,940
*	Nordic Entertainment Group AB Class B	33,295	1,931
	Elekta AB Class B	164,621	1,917
	L E Lundbergforetagen AB Class B	31,698	1,827
	AddTech AB Class B	81,006	1,812
	AddLife AB Class B	43,403	1,773
	Fabege AB	103,274	1,748
	ICA Gruppen AB	33,369	1,727
	Holmen AB Class B	38,596	1,713
	Sweco AB Class B	98,063	1,561
	BillerudKorsnas AB	72,611	1,521
	AAK AB	68,778	1,504
	Nordnet AB publ	73,475	1,408
	Sectra AB Class B	55,270	1,345
*	SSAB AB Class B	266,187	1,330
[3]	Bravida Holding AB	87,121	1,310
	Wihlborgs Fastigheter AB	54,151	1,284
	AFRY AB	41,940	1,248
	Nyfosa AB	72,725	1,227
	Mips AB	10,110	1,224
	JM AB	29,862	1,210
	Arjo AB Class B	86,418	1,178
	Wallenstam AB Class B	66,298	1,164
	Hexpol AB	98,341	1,151
	Saab AB Class B	39,921	1,113
	Axfood AB	45,156	1,107
	Instalco AB	20,441	1,087
	Bure Equity AB	23,367	1,085
[2]	Kungsleden AB	76,608	1,054
	Biotage AB	32,349	1,047
	Nolato AB Class B	78,505	1,038
	Peab AB Class B	81,007	1,018
	Corem Property Group AB Class B	280,948	932
	Loomis AB Class B	34,372	928
	Svenska Cellulosa AB SCA Class A	57,595	909
	Lindab International AB	27,144	889
	Intrum AB	30,958	879
*	Electrolux Professional AB Class B	100,736	778
	Mycronic AB	30,685	712
	NCC AB Class B	40,700	705
	HMS Networks AB	12,153	694
	Catena AB	11,190	682
*	SSAB AB Class A	118,306	674
	Medicover AB Class B	21,610	655
	Sagax AB Class D	164,036	626
	Hufvudstaden AB Class A	37,568	601

93

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Pandox AB Class B	33,515	591
*	Modern Times Group MTG AB Class B	46,685	535
	Concentric AB	18,183	535
	Bilia AB Class A	29,824	530
*	BICO Group AB Class B	10,571	530
	Troax Group AB	12,645	518
	Vitec Software Group AB Class B	8,415	497
	Dios Fastigheter AB	42,250	492
*	Cint Group AB	32,557	492
*	Karo Pharma AB	65,449	431
	Platzer Fastigheter Holding AB Class B	26,316	429
	Granges AB	39,279	428
*,2,3	Boozt AB	25,213	425
*	Betsson AB Class B	60,095	419
	Atrium Ljungberg AB Class B	18,027	414
*	VNV Global AB	28,210	414
*,3	Resurs Holding AB	76,489	412
	Ratos AB Class B	70,826	408
	Cloetta AB Class B	124,219	395
	INVISIO AB	21,344	386
	Investment AB Oresund	22,015	383
	Nobia AB	59,879	369
*,2	SAS AB	2,003,749	349
*	BHG Group AB	29,885	345
	SkiStar AB	15,371	321
[3]	Munters Group AB	41,835	310
	Clas Ohlson AB Class B	27,837	300
	Systemair AB	29,856	288
	Fagerhult AB	35,407	284
*,2,3	Scandic Hotels Group AB	58,544	283
*	Mekonomen AB	13,668	282
	Bonava AB Class B	24,050	238
[2]	Svenska Handelsbanken AB Class B	18,027	228
	Telefonaktiebolaget LM Ericsson Class A	19,844	217
	BONAVA AB	20,064	207
	Samhallsbyggnadsbolaget i Norden AB Class D	54,795	199
*	Collector AB	39,722	196
	Husqvarna AB Class A	13,494	194
*,2	Hansa Biopharma AB	15,806	180
[2]	Corem Property Group AB Preference Shares	4,687	179
*	Kinnevik AB Class A	4,257	172
*,3	Attendo AB	38,500	165
*	Camurus AB	7,385	139
	Skandinaviska Enskilda Banken AB Class C	3,402	54
	NCC AB Class A	1,486	26
*,2,3	Oncopeptides AB	17,118	8
		Shares	Market Value• ($000)
*,1	Ow Bunker A/S	3,210	—
			364,729
Switzerland (2.3%)
	Nestle SA (Registered)	1,223,593	161,401
	Roche Holding AG	266,272	103,152
	Novartis AG (Registered)	921,338	76,206
	Zurich Insurance Group AG	64,528	28,600
	Cie Financiere Richemont SA Class A (Registered)	222,962	27,592
	Lonza Group AG (Registered)	32,446	26,664
	UBS Group AG (Registered)	1,416,154	25,778
	ABB Ltd. (Registered)	735,005	24,316
	Sika AG (Registered)	61,722	20,910
	Givaudan SA (Registered)	4,026	18,970
	Roche Holding AG (Bearer)	43,123	18,548
	Partners Group Holding AG	9,830	17,173
	Alcon Inc.	202,188	16,765
	Swiss Re AG	124,225	12,034
	Geberit AG (Registered)	14,919	11,651
	Credit Suisse Group AG (Registered)	1,056,072	10,985
	Holcim Ltd.	205,308	10,241
	Sonova Holding AG (Registered)	23,285	9,649
	Straumann Holding AG (Registered)	4,293	8,937
	SGS SA (Registered)	2,585	7,653
	Swiss Life Holding AG (Registered)	13,882	7,615
	Kuehne + Nagel International AG (Registered)	22,380	7,049
	Julius Baer Group Ltd.	94,776	6,855
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	522	6,155
	Swisscom AG (Registered)	10,947	5,961
	Logitech International SA (Registered)	64,857	5,425
[3]	VAT Group AG	11,036	5,276
	Schindler Holding AG Ptg. Ctf.	18,932	4,930
	Chocoladefabriken Lindt & Spruengli AG (Registered)	39	4,685
	Temenos AG (Registered)	26,682	4,085
	Swatch Group AG (Bearer)	14,275	3,929
	SIG Combibloc Group AG	143,779	3,760
	Barry Callebaut AG (Registered)	1,534	3,553

94

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Adecco Group AG (Registered)	68,093	3,431
	Tecan Group AG (Registered)	5,451	3,340
	Swiss Prime Site AG (Registered)	31,480	3,200
	Baloise Holding AG (Registered)	19,334	3,081
	Georg Fischer AG (Registered)	1,932	2,923
	EMS-Chemie Holding AG (Registered)	2,915	2,891
	Vifor Pharma AG	22,222	2,869
	Belimo Holding AG (Registered)	4,540	2,639
	Clariant AG (Registered)	105,493	2,221
	PSP Swiss Property AG (Registered)	17,462	2,183
	Bachem Holding AG (Registered) Class B	2,699	2,173
*	ams AG	102,992	2,039
	Helvetia Holding AG (Registered)	16,502	1,964
	Schindler Holding AG (Registered)	7,014	1,801
	Holcim Ltd. (XSWX)	34,256	1,717
	Daetwyler Holding AG (Bearer)	4,034	1,569
	Siegfried Holding AG (Registered)	1,609	1,548
[3]	Galenica AG	20,550	1,505
*	Dufry AG (Registered)	26,709	1,414
*	Flughafen Zurich AG (Registered)	7,779	1,405
	DKSH Holding AG	17,066	1,368
	Bucher Industries AG (Registered)	2,606	1,315
	Allreal Holding AG (Registered)	5,667	1,199
	Comet Holding AG (Registered)	3,187	1,186
	Interroll Holding AG (Registered)	238	1,155
*	Zur Rose Group AG	3,209	1,141
	Vontobel Holding AG (Registered)	11,802	1,093
*	Idorsia Ltd.	52,762	1,086
	Inficon Holding AG (Registered)	830	1,065
	Banque Cantonale Vaudoise (Registered)	13,100	1,055
	Softwareone Holding AG	43,289	1,003
	dormakaba Holding AG	1,320	978
	OC Oerlikon Corp. AG (Registered)	91,501	932
[2]	Stadler Rail AG	21,125	928
	Emmi AG (Registered)	864	902
	SFS Group AG	6,565	884
	Mobimo Holding AG (Registered)	2,592	874
	BKW AG	6,556	869
		Shares	Market Value• ($000)
	Valiant Holding AG (Registered)	8,710	862
	Cembra Money Bank AG	12,697	848
	Kardex Holding AG (Registered)	2,707	835
	Forbo Holding AG (Registered)	422	821
	Landis+Gyr Group AG	11,412	785
	Sulzer AG (Registered)	7,450	732
	Bystronic AG	520	715
	Huber + Suhner AG (Registered)	7,880	701
*	Dottikon Es Holding AG (Registered)	1,904	699
	Swissquote Group Holding SA (Registered)	3,158	641
*,3	Sensirion Holding AG	4,421	637
	Swatch Group AG (Registered)	11,868	631
	St. Galler Kantonalbank AG (Registered)	1,296	597
*	Meyer Burger Technology AG	1,179,686	563
	VZ Holding AG	5,300	538
*	Aryzta AG	409,694	536
	Schweiter Technologies AG (Bearer)	370	531
	Bossard Holding AG (Registered) Class A	1,395	512
	Burckhardt Compression Holding AG	1,205	508
*	Komax Holding AG (Registered)	1,979	504
	LEM Holding SA (Registered)	187	453
	Leonteq AG	6,314	418
	Zehnder Group AG	3,781	407
*	Valora Holding AG (Registered)	2,104	400
	Intershop Holding AG	583	365
*,3	Medmix AG	7,450	356
*,3	Medacta Group SA	2,055	344
	Arbonia AG	15,299	333
*,2	Basilea Pharmaceutica AG (Registered)	6,878	322
	ALSO Holding AG (Registered)	1,028	305
*	Autoneum Holding AG	1,863	292
	Vetropack Holding AG Class A (Registered)	4,376	269
*	Implenia AG (Registered)	12,856	262
	Bell Food Group AG (Registered)	785	252
*	Ascom Holding AG (Registered)	16,022	249

95

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hiag Immobilien Holding AG	2,215	235
*	Bobst Group SA (Registered)	2,817	229
*	Rieter Holding AG (Registered)	1,063	221
*,2	COSMO Pharmaceuticals NV	2,814	214
	Ypsomed Holding AG (Registered)	1,264	209
	EFG International AG	26,628	187
*	u-blox Holding AG	2,049	150
	VP Bank AG Class A	742	84
*	APG SGA SA	321	73
*	Swiss Steel Holding AG	161,037	62
*	Transocean Ltd.	8,480	30
			791,366
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,908,413	167,819
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	518,821	58,990
	MediaTek Inc.	640,558	21,082
	Hon Hai Precision Industry Co. Ltd.	5,211,848	20,119
	United Microelectronics Corp.	4,688,780	9,734
	Fubon Financial Holding Co. Ltd.	3,648,678	9,645
	Formosa Plastics Corp.	2,181,873	8,451
	Delta Electronics Inc.	949,311	8,380
	Nan Ya Plastics Corp.	2,458,423	7,545
	Cathay Financial Holding Co. Ltd.	3,592,895	7,489
	CTBC Financial Holding Co. Ltd.	7,906,715	6,603
	China Steel Corp.	5,364,390	6,468
	Mega Financial Holding Co. Ltd.	4,713,769	5,665
	Chailease Holding Co. Ltd.	570,830	5,467
	ASE Technology Holding Co. Ltd.	1,487,636	5,321
	E.Sun Financial Holding Co. Ltd.	5,455,396	5,213
	Uni-President Enterprises Corp.	2,100,992	5,040
	Yuanta Financial Holding Co. Ltd.	5,223,903	4,643
	Silergy Corp.	27,000	4,461
	Formosa Chemicals & Fibre Corp.	1,505,259	4,368
	Evergreen Marine Corp. Taiwan Ltd.	1,148,956	4,135
	Asustek Computer Inc.	319,169	4,058
	Taiwan Cement Corp.	2,299,921	3,991
		Shares	Market Value• ($000)
	Chunghwa Telecom Co. Ltd. ADR	97,033	3,833
	Unimicron Technology Corp.	558,000	3,825
	Novatek Microelectronics Corp.	250,025	3,750
	Realtek Semiconductor Corp.	205,420	3,695
	First Financial Holding Co. Ltd.	4,395,826	3,619
	Taiwan Cooperative Financial Holding Co. Ltd.	4,209,157	3,422
	Largan Precision Co. Ltd.	45,020	3,355
	Quanta Computer Inc.	1,166,450	3,277
	Yageo Corp.	197,473	3,091
	China Development Financial Holding Corp.	5,974,580	3,054
	Chunghwa Telecom Co. Ltd.	765,000	3,036
	Hotai Motor Co. Ltd.	137,288	3,023
	Hua Nan Financial Holdings Co. Ltd.	4,038,602	2,957
	Taishin Financial Holding Co. Ltd.	4,490,315	2,948
	eMemory Technology Inc.	31,000	2,575
*	Yang Ming Marine Transport Corp.	714,030	2,493
	President Chain Store Corp.	245,137	2,478
	Taiwan Mobile Co. Ltd.	690,800	2,437
	Globalwafers Co. Ltd.	87,000	2,387
	Advantech Co. Ltd.	176,674	2,311
	Win Semiconductors Corp.	176,151	2,273
	Sinopac Holdings Co.	4,414,756	2,248
	Shanghai Commercial & Savings Bank Ltd.	1,409,000	2,231
	Innolux Corp.	3,692,885	2,221
	Vanguard International Semiconductor Corp.	419,000	2,183
	Pegatron Corp.	872,954	2,137
	Formosa Petrochemical Corp.	586,140	2,110
	Accton Technology Corp.	237,000	2,072
	Wan Hai Lines Ltd.	348,700	2,012
	Lite-On Technology Corp.	909,988	2,008
	Airtac International Group	65,804	1,969
	Pou Chen Corp.	1,549,524	1,900
	Parade Technologies Ltd.	29,000	1,868
	Eclat Textile Co. Ltd.	85,166	1,861

96

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shin Kong Financial Holdings Co. Ltd.	5,138,851	1,811
	Far Eastern New Century Corp.	1,682,279	1,762
	Catcher Technology Co. Ltd.	302,310	1,753
	momo.com Inc.	26,700	1,721
	Ruentex Development Co. Ltd.	668,763	1,707
	Chang Hwa Bank	2,841,348	1,678
	Compal Electronics Inc.	1,846,323	1,625
	Feng TAY Enterprise Co. Ltd.	207,509	1,615
	Sino-American Silicon Products Inc.	234,000	1,603
	Nan Ya Printed Circuit Board Corp.	87,000	1,539
	ASPEED Technology Inc.	15,000	1,505
	Micro-Star International Co. Ltd.	294,000	1,484
	Asia Cement Corp.	931,264	1,483
	Giant Manufacturing Co. Ltd.	123,881	1,439
	Hiwin Technologies Corp.	125,363	1,396
	AU Optronics Corp.	2,028,000	1,394
	Far EasTone Telecommunications Co. Ltd.	629,000	1,384
	Voltronic Power Technology Corp.	23,322	1,366
	Wistron Corp.	1,277,152	1,342
	AU Optronics Corp. ADR	191,821	1,310
	Taiwan High Speed Rail Corp.	1,250,000	1,306
	Walsin Lihwa Corp.	1,388,000	1,297
	Inventec Corp.	1,285,554	1,230
	Taiwan Business Bank	3,514,597	1,196
*	Oneness Biotech Co. Ltd.	126,000	1,189
	Winbond Electronics Corp.	1,236,726	1,173
	Foxconn Technology Co. Ltd.	472,514	1,173
	Chroma ATE Inc.	179,000	1,169
	E Ink Holdings Inc.	349,000	1,157
	Walsin Technology Corp.	209,968	1,143
	AP Memory Technology Corp.	58,700	1,142
	Merida Industry Co. Ltd.	106,400	1,108
	Synnex Technology International Corp.	554,498	1,074
	TA Chen Stainless Pipe	677,072	1,071
	WPG Holdings Ltd.	571,440	1,068
	Wiwynn Corp.	32,000	1,025
	Acer Inc.	1,094,551	1,024
	Kinsus Interconnect Technology Corp.	116,000	1,021
		Shares	Market Value• ($000)
	Elite Material Co. Ltd.	116,000	1,005
	Alchip Technologies Ltd.	26,882	999
	ASMedia Technology Inc.	17,000	996
*	Phison Electronics Corp.	70,000	987
	China Life Insurance Co. Ltd.	937,632	980
	Powertech Technology Inc.	277,000	972
	Macronix International Co. Ltd.	678,903	961
	Ruentex Industries Ltd.	243,048	948
	Gigabyte Technology Co. Ltd.	233,000	946
	Cheng Shin Rubber Industry Co. Ltd.	767,379	942
	Tripod Technology Corp.	220,000	932
	United Microelectronics Corp. ADR	87,418	898
	ITEQ Corp.	191,244	885
	Chicony Electronics Co. Ltd.	302,231	864
	Teco Electric and Machinery Co. Ltd.	766,000	832
	Zhen Ding Technology Holding Ltd.	238,700	827
*	ENNOSTAR Inc.	304,278	801
	Lien Hwa Industrial Holdings Corp.	396,753	797
	Nien Made Enterprise Co. Ltd.	55,000	756
*	China Airlines Ltd.	1,195,000	740
	Nanya Technology Corp.	306,324	734
	Global Unichip Corp.	34,000	734
	Simplo Technology Co. Ltd.	66,640	718
*	China Petrochemical Development Corp.	1,633,567	712
	Taiwan Fertilizer Co. Ltd.	287,000	702
	Elan Microelectronics Corp.	116,400	701
	FLEXium Interconnect Inc.	202,154	700
*	HTC Corp.	294,491	696
	YFY Inc.	599,000	691
*	Eva Airways Corp.	1,008,817	685
	King's Town Bank Co. Ltd.	458,000	684
	Genius Electronic Optical Co. Ltd.	43,911	677
	Sinbon Electronics Co. Ltd.	81,499	674
	Makalot Industrial Co. Ltd.	76,985	672
	Lotes Co. Ltd.	31,800	663

97

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bizlink Holding Inc.	71,616	662
	Tung Ho Steel Enterprise Corp.	433,000	629
	Taiwan Glass Industry Corp.	636,842	628
	Qisda Corp.	556,000	621
	Compeq Manufacturing Co. Ltd.	420,000	611
	IBF Financial Holdings Co. Ltd.	1,064,524	609
*	Episil Technologies Inc.	110,666	609
	Highwealth Construction Corp.	373,394	603
	Radiant Opto-Electronics Corp.	171,314	600
	Wafer Works Corp.	257,601	598
	Tong Hsing Electronic Industries Ltd.	62,130	592
	TXC Corp.	158,000	584
	King Yuan Electronics Co. Ltd.	394,000	565
	Faraday Technology Corp.	76,800	557
	Wisdom Marine Lines Co. Ltd.	231,196	544
	Everlight Electronics Co. Ltd.	304,000	543
	Taichung Commercial Bank Co. Ltd.	1,233,918	530
	Mitac Holdings Corp.	511,589	529
	Chipbond Technology Corp.	227,000	527
	Pan Jit International Inc.	127,800	518
	Chung Hung Steel Corp.	409,000	516
	SDI Corp.	85,000	508
	Eternal Materials Co. Ltd.	380,919	505
*	Medigen Vaccine Biologics Corp.	57,591	496
	Elite Semiconductor Microelectronics Technology Inc.	96,000	494
	International Games System Co. Ltd.	19,000	489
	Poya International Co. Ltd.	27,243	488
	Nantex Industry Co. Ltd.	164,000	482
	Clevo Co.	383,628	476
	Feng Hsin Steel Co. Ltd.	169,000	475
	HannStar Display Corp.	931,265	474
*	Yieh Phui Enterprise Co. Ltd.	523,136	467
	Taiwan Surface Mounting Technology Corp.	115,250	465
	TCI Co. Ltd.	56,022	455
		Shares	Market Value• ($000)
	Taiwan Secom Co. Ltd.	125,675	454
*	Oriental Union Chemical Corp.	528,000	454
	United Integrated Services Co. Ltd.	68,200	451
	Advanced Energy Solution Holding Co. Ltd.	10,000	441
	Great Wall Enterprise Co. Ltd.	228,146	440
	Cheng Loong Corp.	356,000	436
	Grand Pacific Petrochemical	447,000	435
	Solar Applied Materials Technology Corp.	240,571	434
	Asia Vital Components Co. Ltd.	145,000	433
	Goldsun Building Materials Co. Ltd.	462,137	428
	TA-I Technology Co. Ltd.	186,750	427
	Fitipower Integrated Technology Inc.	55,603	427
	Tainan Spinning Co. Ltd.	519,543	425
	Tong Yang Industry Co. Ltd.	349,000	424
	Yulon Finance Corp.	69,575	422
	FocalTech Systems Co. Ltd.	72,655	419
	King Slide Works Co. Ltd.	27,000	415
	TSRC Corp.	357,925	413
	Sitronix Technology Corp.	42,000	403
	Hota Industrial Manufacturing Co. Ltd.	116,940	396
	USI Corp.	316,645	392
	Ardentec Corp.	181,903	390
	China Steel Chemical Corp.	87,000	387
	Nan Kang Rubber Tire Co. Ltd.	268,493	386
	Shinkong Synthetic Fibers Corp.	567,000	385
	CTCI Corp.	293,000	384
	Gold Circuit Electronics Ltd.	159,000	381
	Formosa Taffeta Co. Ltd.	352,000	380
*	United Renewable Energy Co. Ltd.	441,502	380
	Sigurd Microelectronics Corp.	178,781	378
	Kinpo Electronics	806,000	377
	Jentech Precision Industrial Co. Ltd.	28,000	372
	ChipMOS Technologies Inc.	221,682	369
	Capital Securities Corp.	667,220	364
	Getac Holdings Corp.	192,000	362

98

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chin-Poon Industrial Co. Ltd.	326,000	351
	Kinik Co.	129,000	351
	Far Eastern International Bank	926,316	348
	Coretronic Corp.	165,400	342
	Primax Electronics Ltd.	184,000	341
	China Electric Manufacturing Corp.	810,360	337
	Ichia Technologies Inc.	573,000	335
	Topco Scientific Co. Ltd.	67,047	333
	Visual Photonics Epitaxy Co. Ltd.	65,250	331
	U-Ming Marine Transport Corp.	174,000	330
*	Microbio Co. Ltd.	144,962	329
	Far Eastern Department Stores Ltd.	405,115	322
	Yulon Motor Co. Ltd.	217,430	322
	Greatek Electronics Inc.	112,000	321
	Machvision Inc.	37,404	316
	Standard Foods Taiwan Ltd.	168,400	314
	WT Microelectronics Co. Ltd.	138,986	314
	Fusheng Precision Co. Ltd.	46,000	312
	Chung-Hsin Electric & Machinery Manufacturing Corp.	208,000	309
	Via Technologies Inc.	135,000	302
	Taiwan Mask Corp.	105,158	302
	Charoen Pokphand Enterprise	104,000	299
	Taiwan Union Technology Corp.	86,000	297
	Taiwan Sakura Corp.	117,994	297
	Run Long Construction Co. Ltd.	137,376	296
*	Ambassador Hotel	271,000	295
	Longchen Paper & Packaging Co. Ltd.	338,689	294
	Pegavision Corp.	15,000	294
	Transcend Information Inc.	120,000	292
	L&K Engineering Co. Ltd.	278,000	292
	Huaku Development Co. Ltd.	89,000	291
	Wei Chuan Foods Corp.	354,000	291
	RichWave Technology Corp.	28,000	291
*	RDC Semiconductor Co. Ltd.	20,000	287
	UPC Technology Corp.	344,265	286
	Systex Corp.	91,000	283
		Shares	Market Value• ($000)
	International CSRC Investment Holdings Co.	323,447	280
	Mercuries & Associates Holding Ltd.	335,321	279
	Advanced Wireless Semiconductor Co.	48,437	279
	Global Mixed Mode Technology Inc.	34,000	276
	ADATA Technology Co. Ltd.	92,190	276
	President Securities Corp.	334,670	273
*	EirGenix Inc.	70,000	273
	Farglory Land Development Co. Ltd.	110,000	266
	Topkey Corp.	57,000	266
	Center Laboratories Inc.	110,775	265
	Sunny Friend Environmental Technology Co. Ltd.	37,000	265
	China Motor Corp.	104,800	261
	XinTec Inc.	53,000	259
	Wistron NeWeb Corp.	92,400	258
*	Phihong Technology Co. Ltd.	193,000	256
	Asia Optical Co. Inc.	80,000	255
	Ta Ya Electric Wire & Cable	282,844	252
	Grape King Bio Ltd.	43,000	251
	CMC Magnetics Corp.	787,080	250
	Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	248
	China General Plastics Corp.	184,895	247
	Bank of Kaohsiung Co. Ltd.	604,629	245
*	Shihlin Paper Corp.	99,000	244
	Ability Enterprise Co. Ltd.	346,000	243
	Cheng Uei Precision Industry Co. Ltd.	173,000	241
	Taiwan Paiho Ltd.	77,000	240
	Depo Auto Parts Ind Co. Ltd.	118,000	239
	Kenda Rubber Industrial Co. Ltd.	217,000	239
	O-Bank Co. Ltd.	845,000	237
	Basso Industry Corp.	152,200	236
*	PharmaEssentia Corp.	67,648	236
	China Chemical & Pharmaceutical Co. Ltd.	294,000	234
	Chilisin Electronics Corp.	75,325	234
*	CSBC Corp. Taiwan	297,615	234
	Iron Force Industrial Co. Ltd.	92,000	233

99

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Chong Hong Construction Co. Ltd.	87,152	231
	Sunplus Technology Co. Ltd.	171,000	228
*	AmTRAN Technology Co. Ltd.	359,000	228
	Taiwan Semiconductor Co. Ltd.	77,000	226
	Jih Sun Financial Holdings Co. Ltd.	481,000	225
	Cathay Real Estate Development Co. Ltd.	319,200	224
	Holtek Semiconductor Inc.	60,000	223
	Kindom Development Co. Ltd.	161,700	223
	Supreme Electronics Co. Ltd.	138,210	223
	Advanced Ceramic X Corp.	18,000	223
	Ennoconn Corp.	33,664	223
	Pixart Imaging Inc.	39,000	222
	Foxsemicon Integrated Technology Inc.	29,900	221
	Sporton International Inc.	27,092	220
	General Interface Solution Holding Ltd.	63,000	220
	AURAS Technology Co. Ltd.	38,000	218
	Andes Technology Corp.	12,000	218
	Merry Electronics Co. Ltd.	72,309	214
	Taiwan FamilyMart Co. Ltd.	23,000	214
	Taiwan Cogeneration Corp.	155,000	213
	Sinyi Realty Inc.	177,358	212
	Dimerco Express Corp.	68,466	212
	Sanyang Motor Co. Ltd.	214,000	209
	Sensortek Technology Corp.	10,000	209
	Cleanaway Co. Ltd.	27,000	208
	Pan-International Industrial Corp.	142,000	208
	Century Iron & Steel Industrial Co. Ltd.	51,000	208
	TYC Brother Industrial Co. Ltd.	288,000	207
	TTY Biopharm Co. Ltd.	83,541	207
	Co-Tech Development Corp.	76,000	205
*	KMC Kuei Meng International Inc.	28,000	204
		Shares	Market Value• ($000)
	T3EX Global Holdings Corp.	44,000	204
	Arcadyan Technology Corp.	53,099	201
	Chunghwa Precision Test Tech Co. Ltd.	7,000	200
	Chun Yuan Steel Industry Co. Ltd.	244,000	199
	Wah Lee Industrial Corp.	64,260	197
	Prince Housing & Development Corp.	412,050	197
	Rich Development Co. Ltd.	594,000	196
	Flytech Technology Co. Ltd.	74,853	196
*	Lealea Enterprise Co. Ltd.	470,000	195
	Universal Vision Biotechnology Co. Ltd.	17,000	195
	First Steamship Co. Ltd.	419,936	194
	Formosa International Hotels Corp.	36,058	193
	Chlitina Holding Ltd.	22,400	192
	Aten International Co. Ltd.	63,000	191
	Cub Elecparts Inc.	31,044	191
	China Man-Made Fiber Corp.	516,602	189
	Tung Thih Electronic Co. Ltd.	26,000	189
	Holy Stone Enterprise Co. Ltd.	44,200	188
*	TSEC Corp.	156,000	187
	Yeong Guan Energy Technology Group Co. Ltd.	80,639	186
	Asia Polymer Corp.	131,556	185
	Thinking Electronic Industrial Co. Ltd.	30,000	184
	Tyntek Corp.	194,000	183
	Jess-Link Products Co. Ltd.	144,750	183
	Apex International Co. Ltd.	65,000	183
	Innodisk Corp.	26,340	182
	Ton Yi Industrial Corp.	389,000	182
	Adimmune Corp.	115,485	182
	Hotai Finance Co. Ltd.	57,000	181
	Continental Holdings Corp.	200,000	181
	TPK Holding Co. Ltd.	117,958	180
	BES Engineering Corp.	560,000	177
	Chang Wah Electromaterials Inc.	144,000	175
	Sercomm Corp.	76,000	174
	Silicon Integrated Systems Corp.	198,245	171

100

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Zeng Hsing Industrial Co. Ltd.	31,000	170
	Nan Pao Resins Chemical Co. Ltd.	34,000	170
	Ginko International Co. Ltd.	23,100	168
*	TaiMed Biologics Inc.	69,000	166
*	Federal Corp.	170,612	165
	Hsin Kuang Steel Co. Ltd.	78,000	163
	Soft-World International Corp.	50,000	162
*	Etron Technology Inc.	74,467	160
	Fulgent Sun International Holding Co. Ltd.	43,029	160
	Globe Union Industrial Corp.	288,000	159
	Chicony Power Technology Co. Ltd.	63,000	158
	Hung Sheng Construction Ltd.	181,912	158
	AcBel Polytech Inc.	126,000	157
*	OBI Pharma Inc.	41,014	157
	Evergreen International Storage & Transport Corp.	160,000	156
	IEI Integration Corp.	96,605	154
	Shin Zu Shing Co. Ltd.	42,691	153
	Sonix Technology Co. Ltd.	49,000	152
	Darfon Electronics Corp.	101,000	152
	Gudeng Precision Industrial Co. Ltd.	17,201	151
*	Asia Pacific Telecom Co. Ltd.	507,508	150
	Dynapack International Technology Corp.	43,000	149
	St. Shine Optical Co. Ltd.	14,000	149
	Formosa Sumco Technology Corp.	26,000	148
*	Mercuries Life Insurance Co. Ltd.	449,981	148
	Adlink Technology Inc.	59,584	144
	Kaimei Electronic Corp.	46,000	144
	Shin Foong Specialty & Applied Materials Co. Ltd.	22,000	144
	Weltrend Semiconductor	48,599	142
	Speed Tech Corp.	46,000	141
	OptoTech Corp.	91,312	141
	Taiwan PCB Techvest Co. Ltd.	83,000	140
	ITE Technology Inc.	37,000	139
	LandMark Optoelectronics Corp.	21,600	139
		Shares	Market Value• ($000)
	Huang Hsiang Construction Corp.	105,000	138
	Posiflex Technology Inc.	42,169	138
*	Unitech Printed Circuit Board Corp.	210,120	137
	Test Research Inc.	68,000	137
	D-Link Corp.	184,212	136
	Elite Advanced Laser Corp.	67,412	135
	Hannstar Board Corp.	89,059	134
	Radium Life Tech Co. Ltd.	352,440	133
	Firich Enterprises Co. Ltd.	115,127	133
	Gourmet Master Co. Ltd.	28,245	133
	Acter Group Corp. Ltd.	19,788	132
	Lotus Pharmaceutical Co. Ltd.	39,000	132
	YC INOX Co. Ltd.	115,692	131
	Senao International Co. Ltd.	114,000	131
	Advanced International Multitech Co. Ltd.	46,000	131
*	Taiwan TEA Corp.	174,000	131
	Sampo Corp.	121,600	130
	Gamania Digital Entertainment Co. Ltd.	62,000	129
	Egis Technology Inc.	27,000	129
	YungShin Global Holding Corp.	81,400	127
	Unizyx Holding Corp.	112,000	126
	Motech Industries Inc.	108,133	125
	Taiwan Styrene Monomer	190,450	124
	Syncmold Enterprise Corp.	48,750	124
	Nichidenbo Corp.	68,000	123
	FSP Technology Inc.	84,000	123
	Chief Telecom Inc.	12,000	123
*	Chung Hwa Pulp Corp.	152,421	122
	Everlight Chemical Industrial Corp.	131,240	121
	Career Technology MFG. Co. Ltd.	134,522	121
	TaiDoc Technology Corp.	19,000	120
	Taiyen Biotech Co. Ltd.	100,000	119
	ScinoPharm Taiwan Ltd.	133,245	119
	PChome Online Inc.	22,587	118
	China Metal Products	101,000	116
	Chia Hsin Cement Corp.	159,000	116
*	Lingsen Precision Industries Ltd.	125,000	114

101

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hu Lane Associate Inc.	23,575	114
	Wowprime Corp.	21,665	112
	Fittech Co. Ltd.	14,781	112
	Namchow Holdings Co. Ltd.	64,000	111
	Hong Pu Real Estate Development Co. Ltd.	140,000	110
	Lung Yen Life Service Corp.	67,000	108
*	Orient Semiconductor Electronics Ltd.	120,605	108
	Xxentria Technology Materials Corp.	44,000	107
	Alpha Networks Inc.	107,772	105
	CyberTAN Technology Inc.	109,000	104
	Rexon Industrial Corp. Ltd.	43,000	104
	Johnson Health Tech Co. Ltd.	49,105	103
	Gemtek Technology Corp.	102,000	101
*	Gigastorage Corp.	111,064	100
*	Kuo Yang Construction Co. Ltd.	116,000	100
	Kuo Toong International Co. Ltd.	127,374	98
	Test Rite International Co. Ltd.	113,000	98
	Kung Long Batteries Industrial Co. Ltd.	19,000	96
	Sunonwealth Electric Machine Industry Co. Ltd.	69,000	96
*	Medigen Biotechnology Corp.	49,000	96
	Sincere Navigation Corp.	95,790	96
	Gloria Material Technology Corp.	125,000	95
*	Shining Building Business Co. Ltd.	237,915	95
	Ho Tung Chemical Corp.	251,141	94
	Taiflex Scientific Co. Ltd.	54,800	94
	Yulon Nissan Motor Co. Ltd.	10,000	91
*	Li Peng Enterprise Co. Ltd.	240,600	90
	Bioteque Corp.	22,000	87
	HannsTouch Solution Inc.	200,133	86
	Dyaco International Inc.	36,000	84
	Altek Corp.	61,600	83
	Quanta Storage Inc.	59,000	82
	Formosan Rubber Group Inc.	99,890	81
	Rechi Precision Co. Ltd.	120,000	81
		Shares	Market Value• ($000)
	Global Brands Manufacture Ltd.	61,640	79
	Swancor Holding Co. Ltd.	22,000	78
	Nidec Chaun-Choung Technology Corp.	13,000	78
	KEE TAI Properties Co. Ltd.	156,000	74
	Dynamic Electronics Co. Ltd.	94,760	72
*	Ritek Corp.	202,257	71
	Nan Liu Enterprise Co. Ltd.	16,000	71
*	ALI Corp.	66,811	68
	Sheng Yu Steel Co. Ltd.	56,000	67
	Vivotek Inc.	25,000	67
	Infortrend Technology Inc.	127,000	66
	Elitegroup Computer Systems Co. Ltd.	73,000	62
	Savior Lifetec Corp.	81,096	60
*	Darwin Precisions Corp.	142,000	57
*,1	Unity Opto Technology Co. Ltd.	378,000	56
	Toung Loong Textile Manufacturing	44,000	56
*	AGV Products Corp.	149,440	55
	WUS Printed Circuit Co. Ltd.	53,457	55
*	Roo Hsing Co. Ltd.	168,000	51
*	Newmax Technology Co. Ltd.	33,000	49
	Gigasolar Materials Corp.	6,400	47
	Concraft Holding Co. Ltd.	22,512	46
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	45
*	Tong-Tai Machine & Tool Co. Ltd.	74,560	43
	CHC Healthcare Group	31,268	41
	Cyberlink Corp.	11,000	36
	PharmaEngine Inc.	17,038	36
	GeneReach Biotechnology Corp.	11,324	32
*	Zinwell Corp.	43,000	31
*	Brogent Technologies Inc.	5,529	25
*,1	Pharmally International Holding Co. Ltd.	10,673	22
*	Li Cheng Enterprise Co. Ltd.	28,407	20
*,1	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	—
*,1	Xpec Entertainment Inc.	21,468	—
			636,437

102

Total World Stock Index Fund
		Shares	Market Value• ($000)
Thailand (0.3%)
	PTT PCL	6,080,880	6,962
	CP ALL PCL	2,443,500	4,721
	Siam Commercial Bank PCL	965,000	3,669
	Airports of Thailand PCL	1,825,350	3,557
	Advanced Info Service PCL	523,000	2,983
	Kasikornbank PCL	681,966	2,907
	Bangkok Dusit Medical Services PCL Class F	3,967,800	2,814
	Gulf Energy Development PCL	1,815,480	2,370
	Central Pattana PCL	1,299,800	2,326
	Siam Cement PCL (Registered)	195,306	2,325
	PTT Exploration & Production PCL	578,081	2,045
	Siam Cement PCL NDVR	162,800	1,938
	PTT Global Chemical PCL	969,515	1,835
	Intouch Holdings PCL Class F	721,031	1,636
	Delta Electronics Thailand PCL	129,100	1,621
*	Minor International PCL	1,630,530	1,610
	Energy Absolute PCL	623,400	1,233
	Central Retail Corp. PCL	1,106,700	1,161
	Bangkok Bank PCL (Registered)	300,848	1,113
	Charoen Pokphand Foods PCL	1,419,700	1,081
[2]	Banpu PCL (Registered)	3,122,704	1,072
	Home Product Center PCL	2,375,898	1,047
	Indorama Ventures PCL	823,100	1,045
	SCG Packaging PCL	502,100	973
	BTS Group Holdings PCL	3,266,611	941
	Tisco Financial Group PCL	330,200	919
	Bangkok Expressway & Metro PCL	3,340,157	907
	PTT Oil & Retail Business PCL	1,090,900	905
	TMBThanachart Bank PCL	24,144,669	846
	Digital Telecommunications Infrastructure Fund Class F	2,080,417	840
[2]	KCE Electronics PCL	311,700	818
[2]	Krungthai Card PCL	464,100	809
	Thai Union Group PCL Class F	1,236,080	779
	Hana Microelectronics PCL	292,700	707
	Thai Oil PCL	403,700	677
	Krung Thai Bank PCL	1,865,775	648
		Shares	Market Value• ($000)
	Electricity Generating PCL	113,000	609
[2]	Global Power Synergy PCL Class F	258,993	609
	Kiatnakin Bank PCL	331,900	601
	Com7 PCL Class F	273,800	593
	Muangthai Capital PCL	321,700	588
	True Corp. PCL	4,725,554	578
	Bumrungrad Hospital PCL	130,600	574
	Osotspa PCL	562,700	556
	Jasmine Broadband Internet Infrastructure Fund Class F	1,805,600	555
	CPN Retail Growth Leasehold REIT	852,800	551
[2]	Carabao Group PCL Class F	140,500	526
	Land & Houses PCL (Registered)	2,022,600	516
	VGI PCL	2,407,941	484
	Siam Global House PCL	775,590	478
	IRPC PCL	3,602,700	467
	Srisawad Corp. PCL	235,805	456
	Supalai PCL	616,000	435
*	Asset World Corp. PCL	3,135,100	432
	Siam Commercial Bank PCL NVDR	111,400	424
	Gunkul Engineering PCL	2,487,599	406
[2]	Berli Jucker PCL	384,984	392
	Total Access Communication PCL	336,900	388
	Land & Houses PCL NVDR	1,482,900	378
[2]	CH Karnchang PCL	575,000	378
[2]	Ratch Group PCL	269,924	370
	Thonburi Healthcare Group PCL	353,600	360
	CK Power PCL	2,330,445	356
[2]	Sri Trang Gloves Thailand PCL	385,000	354
	Bangkok Chain Hospital PCL	566,200	347
	Bangkok Commercial Asset Management PCL (XBKK)	602,800	346
	JMT Network Services PCL Class F	230,347	339
	Jay Mart PCL	263,000	330
	Sri Trang Agro-Industry PCL	331,096	325
	Thailand Future Fund	1,367,400	322
*	Central Plaza Hotel PCL	290,900	316
	Bangchak Corp. PCL	377,100	312
	TTW PCL	870,200	307
	IMPACT Growth REIT	513,000	306
[2]	B Grimm Power PCL	235,500	302
	Sansiri PCL	7,649,500	292

103

Total World Stock Index Fund
		Shares	Market Value• ($000)
	WHA Premium Growth Freehold & Leasehold REIT Class F	732,620	291
[2]	Chularat Hospital PCL Class F	2,340,180	269
	Thanachart Capital PCL	247,100	263
	MK Restaurants Group PCL	157,200	260
	Thoresen Thai Agencies PCL	707,352	248
	WHA Corp. PCL	2,428,602	248
	AP Thailand PCL	921,500	246
	Amata Corp. PCL	383,249	236
[2]	Siam Makro PCL	160,100	232
	Dohome PCL	317,800	229
	Krung Thai Bank PCL NDVR	633,000	220
	TPI Polene PCL	4,173,300	215
[2]	Kerry Express Thailand PCL	186,000	213
	Mega Lifesciences PCL	146,600	206
	AEON Thana Sinsap Thailand PCL	36,100	204
	TQM Corp. PCL	61,800	196
*	STARK Corp. PCL	1,480,800	196
	Thai Vegetable Oil PCL	206,400	194
	LPN Development PCL	1,259,200	189
	Quality Houses PCL	2,442,183	169
	TOA Paint Thailand PCL	164,400	164
*	Bangkok Airways PCL	457,000	160
[2]	Sino-Thai Engineering & Construction PCL	376,100	157
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	425,900	157
*	Star Petroleum Refining PCL	484,700	153
	Plan B Media Pcl Class F	786,800	152
	Bangkok Land PCL	4,444,600	147
*	BEC World PCL	397,300	146
	Tipco Asphalt PCL	257,200	142
	Bangkok Life Assurance PCL NVDR	157,940	142
[2]	Siam City Cement PCL	27,700	141
	Origin Property PCL Class F	389,400	133
*	Major Cineplex Group PCL	203,500	131
	BTS Rail Mass Transit Growth Infrastructure Fund Class F	846,100	117
	Banpu Power PCL	215,100	114
	Super Energy Corp. PCL	3,838,700	112
		Shares	Market Value• ($000)
*	Italian-Thai Development PCL	1,562,400	110
[2]	Jasmine International PCL	1,256,900	109
	Precious Shipping PCL	188,100	103
	Thaicom PCL	303,900	100
[2]	PTG Energy PCL	190,400	90
	TPI Polene Power PCL	688,700	88
*	Esso Thailand PCL	357,200	86
	Thaifoods Group PCL Class F	649,700	86
[2]	BCPG PCL	215,213	85
	Ratchthani Leasing PCL	670,500	83
*	U City PCL Class F	1,520,425	82
*	MBK PCL	192,712	81
	Pruksa Holding PCL	195,300	81
*	Banpu PCL Warrants Exp. 10/1/22	503,899	78
*	Unique Engineering & Construction PCL	382,500	77
	Workpoint Entertainment PCL	106,900	73
*	Pruksa Real Estate PCL	210,700	66
	SPCG PCL	120,600	65
	BTS Group Holdings PCL NDVR	222,000	64
	GFPT PCL	164,000	57
	Kasikornbank PCL NVDR	11,959	51
*	Banpu PCL Warrants Exp. 10/1/23	486,630	50
	Thanachart Capital PCL NDVR	38,600	41
*	Samart Corp. PCL	211,300	40
	Univentures PCL	246,900	30
*,1	Thai Airways International PCL	300,774	30
[2]	Taokaenoi Food & Marketing PCL Class F	123,500	25
	Bangkok Life Assurance PCL	16,500	15
	Ratch Group PCL NDVR	9,776	13
*	BTS Group Holdings PCL Warrants Exp. 9/5/22	163,330	7
*	MBK PCL Warrants Exp. 11/15/23	7,412	3
*	Mbk W3 Warrants Exp. 10/22/27	7,709	3
*	Vibhavadi Medical Center PCL Warrants Exp. 6/14/22	79,130	1
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Minor International PCL Warrants Exp. 2/5/24	1	—
*	BTS Group Holdings PCL Warrants Exp. 11/7/24	348,861	—

104

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	BTS Group Holdings PCL Warrants Exp. 11/20/26	697,722	—
			89,863
Turkey (0.0%)
	BIM Birlesik Magazalar A/S	190,649	1,233
	Eregli Demir ve Celik Fabrikalari TAS	564,208	1,178
	Turkiye Garanti Bankasi A/S	899,989	922
	KOC Holding A/S	364,023	888
	Turkcell Iletisim Hizmetleri A/S	530,684	847
	Akbank TAS	1,381,329	836
*	Turkiye Petrol Rafinerileri A/S	47,130	678
	Aselsan Elektronik Sanayi Ve Ticaret A/S	298,070	509
	Turkiye Sise ve Cam Fabrikalari A/S	547,298	492
	Ford Otomotiv Sanayi A/S	22,288	429
	Haci Omer Sabanci Holding A/S	333,446	388
*	Cimsa Cimento Sanayi VE Ticaret A/S	100,880	328
	Enka Insaat ve Sanayi A/S	283,192	327
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	135,847	313
*	Turk Hava Yollari AO	203,001	309
*	Aksa Enerji Uretim A/S Class B	386,236	305
	Turkiye Is Bankasi A/S Class C	495,971	291
*	Petkim Petrokimya Holding A/S	410,397	279
	Tat Gida Sanayi A/S	272,198	272
*	Gubre Fabrikalari TAS	36,375	262
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	325,697	254
	Coca-Cola Icecek A/S	26,410	233
*	Sasa Polyester Sanayi A/S	70,941	229
	Tofas Turk Otomobil Fabrikasi A/S	37,311	228
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	161,829	225
*	Koza Altin Isletmeleri A/S	19,560	217
	Arcelik A/S	59,514	209
*	Oyak Cimento Fabrikalari A/S	281,629	203
*,3	MLP Saglik Hizmetleri A/S	69,471	196
*	TAV Havalimanlari Holding A/S	68,404	189
	Kervan Gida Sanayi Ve Ticaret A/S	130,593	158
		Shares	Market Value• ($000)
*	Is Gayrimenkul Yatirim Ortakligi A/S	756,498	151
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	733,255	151
	AG Anadolu Grubu Holding A/S	51,361	147
	Yapi ve Kredi Bankasi A/S	514,749	146
[3]	Enerjisa Enerji A/S	116,815	143
*	Migros Ticaret A/S	38,712	142
*	Hektas Ticaret TAS	148,851	137
[3]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	18,167	136
	Ulker Biskuvi Sanayi A/S	62,695	132
	Otokar Otomotiv Ve Savunma Sanayi A/S	3,623	128
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	66,510	128
	Turk Telekomunikasyon A/S	160,573	126
	Tekfen Holding A/S	74,320	117
*	Turkiye Halk Bankasi A/S	242,994	112
	Borusan Yatirim ve Pazarlama A/S	3,077	112
	Dogan Sirketler Grubu Holding A/S	389,279	109
	Iskenderun Demir ve Celik A/S	77,436	109
*	Bera Holding A/S	109,865	109
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	59,315	103
*	Pegasus Hava Tasimaciligi A/S	11,507	96
	Sok Marketler Ticaret A/S	80,871	94
	Logo Yazilim Sanayi Ve Ticaret A/S	19,952	89
	Turk Traktor ve Ziraat Makineleri A/S	4,701	81
*	Turkiye Vakiflar Bankasi TAO Class D	218,437	78
	Polisan Holding A/S	271,018	78
	Turkiye Sinai Kalkinma Bankasi A/S	560,984	76
*	Zorlu Enerji Elektrik Uretim A/S	410,334	70
	Nuh Cimento Sanayi A/S	14,263	65
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	81,746	55
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	53

105

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Vestel Elektronik Sanayi ve Ticaret A/S	20,037	53
	EGE Endustri VE Ticaret A/S	387	52
	Aksa Akrilik Kimya Sanayii A/S	20,723	51
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	50
	Is Yatirim Menkul Degerler A/S	29,494	49
	Aksigorta A/S	61,914	45
*	Konya Cimento Sanayii A/S	506	44
*	NET Holding A/S	95,198	42
	Alarko Holding A/S	41,515	41
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	60,942	38
*	Kordsa Teknik Tekstil A/S	12,974	37
*	Is Finansal Kiralama A/S	111,340	36
*	Sekerbank Turk A/S	330,447	35
	Dogus Otomotiv Servis ve Ticaret A/S	7,386	28
	Aygaz A/S	12,065	23
	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	19
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	26,089	10
*	Albaraka Turk Katilim Bankasi A/S	48,631	9
*,1	Asya Katilim Bankasi A/S	147,465	—
			17,362
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	1,893,168	9,189
	Emirates Telecommunications Group Co. PJSC	750,139	5,232
	Emirates NBD Bank PJSC	1,089,163	4,144
	Abu Dhabi Commercial Bank PJSC	1,195,029	2,703
	Aldar Properties PJSC	1,679,068	1,847
	Dubai Islamic Bank PJSC	1,251,822	1,745
	Emaar Properties PJSC	1,512,953	1,656
	Abu Dhabi National Oil Co. for Distribution PJSC	1,077,713	1,257
	Abu Dhabi Islamic Bank PJSC	605,976	965
*	ADNOC Drilling Co. PJSC	655,512	532
	Dana Gas PJSC	1,726,644	486
		Shares	Market Value• ($000)
	Dubai Investments PJSC	992,931	461
*	Air Arabia PJSC	1,163,146	441
*	Emaar Malls PJSC	749,716	409
	GFH Financial Group BSC	1,371,936	316
*	Emaar Development PJSC	270,876	289
*	DAMAC Properties Dubai Co. PJSC	667,912	228
*	Dubai Financial Market PJSC	659,693	183
	Aramex PJSC	132,235	158
*	RAK Properties PJSC	603,454	121
*	Union Properties PJSC	1,323,013	95
*,1	Arabtec Holding PJSC	245,437	35
*,1	Drake & Scull International PJSC	114,862	12
			32,504
United Kingdom (3.9%)
	AstraZeneca plc	673,994	84,318
	Unilever plc (XLON)	1,122,154	60,082
	HSBC Holdings plc	8,870,190	53,444
	Diageo plc	996,713	49,588
	GlaxoSmithKline plc	2,150,538	44,647
	BP plc	8,679,984	41,585
	Royal Dutch Shell plc Class A	1,807,700	41,412
	Royal Dutch Shell plc Class B	1,593,266	36,563
	British American Tobacco plc	988,053	34,369
	Rio Tinto plc	473,429	29,519
	Glencore plc	5,787,678	28,942
	RELX plc	808,438	25,068
	Prudential plc (XLON)	1,195,903	24,406
	BHP Group plc	906,243	23,935
	Reckitt Benckiser Group plc	277,742	22,548
	Lloyds Banking Group plc	30,810,456	21,086
	Anglo American plc	537,296	20,440
	Barclays plc	7,384,511	20,377
	National Grid plc	1,543,816	19,766
	Experian plc	398,953	18,292
	Vodafone Group plc	12,062,073	17,778
*	Compass Group plc	782,564	16,606
	Ashtead Group plc	196,220	16,445
	CRH plc (XDUB)	337,028	16,123
	London Stock Exchange Group plc	157,382	15,320
	Ferguson plc	96,948	14,587
*	Flutter Entertainment plc (XDUB)	72,671	13,714
	Tesco plc	3,343,218	12,344
	BAE Systems plc	1,390,666	10,486
	SSE plc	458,228	10,319
	Legal & General Group plc	2,608,610	10,288
	Segro plc	529,336	9,356
	Aviva plc	1,719,002	9,276
	Imperial Brands plc	415,880	8,776

106

Total World Stock Index Fund
		Shares	Market Value• ($000)
	3i Group plc	417,465	7,796
	Croda International plc	59,200	7,662
	Standard Chartered plc	1,126,092	7,616
	WPP plc	516,056	7,459
*	Entain plc	254,762	7,139
	Spirax-Sarco Engineering plc	32,240	6,882
	Smith & Nephew plc	395,431	6,829
	Natwest Group plc	2,259,300	6,812
	Halma plc	166,734	6,762
*	Rolls-Royce Holdings plc	3,676,173	6,635
	Rentokil Initial plc	821,724	6,614
*	BT Group plc	3,298,485	6,267
	Next plc	56,273	6,133
	Smurfit Kappa Group plc	113,627	5,959
*	InterContinental Hotels Group plc	81,609	5,716
	Bunzl plc	147,278	5,443
*	Ocado Group plc	213,474	5,269
	Persimmon plc	140,881	5,249
	St. James's Place plc	225,963	4,881
	Intertek Group plc	71,143	4,764
*	Informa plc	661,462	4,706
	Burberry Group plc	177,478	4,691
	Sage Group plc	469,439	4,566
	Mondi plc (XLON)	181,650	4,536
	United Utilities Group plc	306,977	4,363
	Kingfisher plc	932,947	4,282
	Barratt Developments plc	455,212	4,132
	Melrose Industries plc	1,914,925	4,132
	Severn Trent plc	107,884	4,040
*	Whitbread plc	90,225	4,036
	Admiral Group plc	95,499	3,751
	Rightmove plc	392,296	3,708
	Associated British Foods plc	147,598	3,610
[3]	Auto Trader Group plc	428,219	3,550
	DCC plc	42,404	3,538
	Intermediate Capital Group plc	117,511	3,525
	Hargreaves Lansdown plc	166,201	3,497
*	Meggitt plc	336,693	3,457
	Taylor Wimpey plc	1,629,526	3,448
	Smiths Group plc	181,329	3,367
	Abrdn plc	961,934	3,344
	DS Smith plc	635,971	3,336
	Dechra Pharmaceuticals plc	47,415	3,315
	B&M European Value Retail SA	377,625	3,272
	Johnson Matthey plc	85,203	3,184
	Electrocomponents plc	202,241	3,112
	Howden Joinery Group plc	245,526	3,091
		Shares	Market Value• ($000)
	JD Sports Fashion plc	206,270	3,074
	J Sainsbury plc	738,263	3,024
	Antofagasta plc	152,216	2,969
	M&G plc	1,076,813	2,942
	Polymetal International plc	158,778	2,935
	Coca-Cola HBC AG	83,911	2,908
	Land Securities Group plc	306,461	2,879
	Pearson plc	335,431	2,760
	British Land Co. plc	398,998	2,694
	Weir Group plc	112,692	2,673
	Phoenix Group Holdings plc	285,887	2,567
	Berkeley Group Holdings plc	42,900	2,559
	AVEVA Group plc	52,384	2,551
	Spectris plc	48,820	2,512
	Royal Mail plc	435,743	2,512
	IMI plc	110,066	2,458
	Bellway plc	53,134	2,411
*	ITV plc	1,633,736	2,405
	Hikma Pharmaceuticals plc	72,761	2,398
	Tritax Big Box REIT plc	774,570	2,384
	Schroders plc	48,085	2,382
	Direct Line Insurance Group plc	584,512	2,336
	Evraz plc	272,365	2,313
	Future plc	47,756	2,304
	Genus plc	29,888	2,266
*	S4 Capital plc	223,781	2,222
	Diploma plc	52,293	2,149
*	Centrica plc	2,557,963	2,112
	Endeavour Mining plc	81,695	2,068
*	Marks & Spencer Group plc	816,218	2,052
	Travis Perkins plc	96,996	2,051
	UNITE Group plc	136,918	2,044
[3]	ConvaTec Group plc	696,649	2,039
	Derwent London plc	41,732	1,930
	Man Group plc	602,045	1,912
	Games Workshop Group plc	14,201	1,876
	Pennon Group plc	115,444	1,841
[3]	Avast plc	240,042	1,837
	Inchcape plc	159,524	1,800
	Tate & Lyle plc	196,011	1,737
	Rotork plc	354,321	1,713
	Greggs plc	40,815	1,706
	Grafton Group plc	90,134	1,656
	Hiscox Ltd.	144,337	1,642
*,3	Watches of Switzerland Group plc	103,313	1,604
	IG Group Holdings plc	147,724	1,603
[3]	Quilter plc	726,486	1,547
	Vistry Group plc	91,594	1,534
*	Virgin Money UK plc	551,698	1,533
	Big Yellow Group plc	72,739	1,471
	Hays plc	649,216	1,471

107

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	Countryside Properties plc	222,113	1,430
*	Beazley plc	266,712	1,419
	Softcat plc	52,980	1,408
*	easyJet plc	164,717	1,404
	Safestore Holdings plc	84,248	1,385
*	Carnival plc	66,750	1,347
*	IWG plc	316,623	1,343
	Pets at Home Group plc	200,641	1,324
*	THG plc	446,430	1,323
	HomeServe plc	112,181	1,310
	Investec plc	287,905	1,304
*	SSP Group plc	367,526	1,295
	Ultra Electronics Holdings plc	29,155	1,292
	Britvic plc	105,580	1,282
	LondonMetric Property plc	354,570	1,268
*,2	TUI AG	377,831	1,265
*	Playtech plc	132,268	1,258
	Savills plc	64,523	1,255
	Grainger plc	296,423	1,247
	Assura plc	1,227,370	1,224
	Pagegroup plc	133,743	1,214
*,3	Wizz Air Holdings plc	19,034	1,204
	Close Brothers Group plc	61,081	1,203
*	WH Smith plc	55,162	1,181
	OSB Group plc	170,035	1,173
*	Indivior plc	350,231	1,169
	NEPI Rockcastle plc	171,962	1,150
	Primary Health Properties plc	545,449	1,146
	Computacenter plc	31,121	1,144
	Drax Group plc	155,931	1,134
	Shaftesbury plc	130,797	1,116
	Balfour Beatty plc	313,400	1,090
*	Dr. Martens plc	213,546	1,079
*	Ascential plc	194,524	1,074
	Victrex plc	34,316	1,073
	Great Portland Estates plc	107,092	1,071
	Fresnillo plc	89,975	1,059
	Domino's Pizza Group plc	193,552	1,025
	IP Group plc	618,682	1,021
	Renishaw plc	14,726	1,013
	Cranswick plc	20,903	988
*	International Consolidated Airlines Group SA	424,805	951
	Spirent Communications plc	235,750	926
	Serco Group plc	522,804	903
*,3	Trainline plc	204,156	887
	Synthomer plc	127,561	884
*,3	Network International Holdings plc	200,230	883
	Genuit Group plc	96,632	877
	QinetiQ Group plc	234,654	866
	Dunelm Group plc	49,183	862
	Capital & Counties Properties plc	380,002	857
		Shares	Market Value• ($000)
	Bodycote plc	78,066	855
*	John Wood Group plc	284,282	829
	Marshalls plc	85,531	828
[2]	Hammerson plc	1,843,916	810
	Paragon Banking Group plc	107,879	809
	Ashmore Group plc	172,551	797
	Sirius Real Estate Ltd.	431,025	796
	Hill & Smith Holdings plc	31,660	795
	IntegraFin Holdings plc	101,662	795
	Sanne Group plc	63,220	782
	Mondi plc	30,941	771
	Redrow plc	86,450	761
	Oxford Instruments plc	23,958	754
	Liontrust Asset Management plc	25,212	752
*	National Express Group plc	239,196	748
*	Firstgroup plc	534,615	735
*	Frasers Group plc	82,705	729
	AJ Bell plc	126,788	711
	TP ICAP Group plc	330,303	701
*	Helios Towers plc	331,314	700
	Lancashire Holdings Ltd.	100,797	696
	Rathbone Brothers plc	25,811	694
*	Mediclinic International plc	150,351	688
	Plus500 Ltd.	37,933	683
*,3	Aston Martin Lagonda Global Holdings plc	28,948	676
	Euromoney Institutional Investor plc	47,168	675
	Currys plc	398,061	662
	Workspace Group plc	57,989	652
*	Energean plc	52,887	650
	Centamin plc	496,741	635
*	Auction Technology Group plc	32,400	628
	888 Holdings plc	119,822	627
	Essentra plc	156,794	624
*	Just Group plc	494,999	619
	Redde Northgate plc	112,792	614
	Cairn Energy plc	239,345	598
	Jupiter Fund Management plc	173,949	596
	Kainos Group plc	21,998	596
*	Mitie Group plc	656,581	590
	Ferrexpo plc	135,795	579
	Telecom Plus plc	33,610	574
	Morgan Advanced Materials plc	117,909	557
[3]	Airtel Africa plc	370,714	556
	Brewin Dolphin Holdings plc	107,283	553
	Chemring Group plc	138,188	551
*	Oxford Biomedica plc	26,565	551

108

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Moneysupermarket.com Group plc	189,375	550
	Morgan Sindall Group plc	17,418	540
*	Elementis plc	281,773	537
	Clarkson plc	9,662	529
[3]	Ibstock plc	192,672	526
*,3	Biffa plc	95,913	524
*	Provident Financial plc	103,065	521
*	Babcock International Group plc	119,058	520
	Vesuvius plc	80,313	518
*	C&C Group plc	146,342	518
	Rhi Magnesita NV	11,261	517
	Crest Nicholson Holdings plc	104,048	508
	Hilton Food Group plc	30,853	493
	FDM Group Holdings plc	29,864	491
	Coats Group plc	539,113	476
*	J D Wetherspoon plc	33,815	475
*,2	Petropavlovsk plc	1,458,327	473
*	Senior plc	213,364	468
*	Bytes Technology Group plc (XLON)	63,791	467
*	Marston's plc	423,751	461
*	Capita plc	707,976	459
	Premier Foods plc	294,034	441
	BMO Commercial Property Trust Ltd.	313,967	439
	Bank of Georgia Group plc	20,589	427
*	Harbour Energy plc	88,908	426
	NCC Group plc	121,239	412
*	Greencore Group plc	232,499	411
*,3	Equiniti Group plc	168,093	410
	XP Power Ltd.	5,694	409
[3]	TI Fluid Systems plc Class B	111,025	402
*	Mitchells & Butlers plc	112,927	392
*	Tullow Oil plc	619,593	389
	TBC Bank Group plc	17,851	383
	Micro Focus International plc	76,023	373
*,3	Spire Healthcare Group plc	113,405	366
	UK Commercial Property REIT Ltd.	349,353	363
	Devro plc	121,917	360
*	Restaurant Group plc	290,865	351
	Helical plc	55,409	349
*,2	Cineworld Group plc	400,731	336
	AG Barr plc	48,232	327
	Keller Group plc	25,893	326
	PZ Cussons plc	110,790	325
	Hochschild Mining plc	158,826	310
[3]	ContourGlobal plc	105,751	288
*,3	Trustpilot Group plc	65,510	283
*	PureTech Health plc	58,134	280
	Wickes Group plc	93,436	275
		Shares	Market Value• ($000)
	Halfords Group plc	74,716	272
	Avon Protection plc	9,861	262
*	Moonpig Group plc	56,409	258
	Micro Focus International plc ADR	52,251	257
	Picton Property Income Ltd.	183,531	244
[3]	Vivo Energy plc	162,330	235
	CLS Holdings plc	71,863	220
*,2	TUI AG (XETR)	64,158	213
*	AO World plc	101,244	203
*	SIG plc	283,997	202
*	Go-Ahead Group plc	17,800	192
*	Stagecoach Group plc	168,866	184
[3]	CMC Markets plc	46,417	159
*,2	Petrofac Ltd. (XLON)	86,220	153
*	Rank Group plc	60,828	137
	Hunting plc	50,312	116
	CRH plc	2,038	98
*,3	Funding Circle Holdings plc	42,016	90
[3]	Bakkavor Group plc	46,001	79
[3]	Alfa Financial Software Holdings plc	18,397	48
*,1,3	Finablr plc	58,416	9
*,1,2	Intu Properties plc	184,897	—
*,1	NMC Health plc	26,225	—
*,1	Carillion plc	88,745	—
			1,337,890
United States (59.1%)
	Microsoft Corp.	3,277,002	1,086,719
	Apple Inc.	6,829,774	1,023,100
*	Amazon.com Inc.	188,898	637,045
*	Tesla Inc.	347,018	386,578
*	Alphabet Inc. Class A	128,895	381,648
*	Alphabet Inc. Class C	124,249	368,449
*	Meta Platforms Inc. Class A	1,042,553	337,339
	NVIDIA Corp.	1,041,148	266,190
	JPMorgan Chase & Co.	1,290,804	219,295
	UnitedHealth Group Inc.	408,550	188,125
	Johnson & Johnson	1,144,389	186,398
*	Berkshire Hathaway Inc. Class B	644,709	185,038
	Home Depot Inc.	461,644	171,612
	Visa Inc. Class A	737,201	156,117
	Bank of America Corp.	3,215,226	153,624
	Procter & Gamble Co.	1,056,864	151,121
*	Adobe Inc.	207,422	134,899
*	Walt Disney Co.	789,734	133,520
*	Netflix Inc.	187,949	129,743
	Mastercard Inc. Class A	380,225	127,573
*	salesforce.com Inc.	401,601	120,356
*	PayPal Holdings Inc.	511,292	118,921
	Exxon Mobil Corp.	1,840,299	118,644
	Thermo Fisher Scientific Inc.	170,881	108,180
	Pfizer Inc.	2,429,388	106,261

109

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Cisco Systems Inc.	1,836,859	102,809
	Comcast Corp. Class A	1,982,697	101,970
	Accenture plc Class A	275,841	98,969
	Abbott Laboratories	755,112	97,326
	Merck & Co. Inc.	1,101,866	97,019
	PepsiCo Inc.	598,780	96,763
	Chevron Corp.	839,553	96,120
	Verizon Communications Inc.	1,795,244	95,130
	Coca-Cola Co.	1,682,800	94,859
	Costco Wholesale Corp.	192,003	94,377
	Eli Lilly & Co.	368,892	93,979
	Walmart Inc.	622,729	93,048
	Broadcom Inc.	173,766	92,386
	Wells Fargo & Co.	1,799,928	92,084
	NIKE Inc. Class B	537,843	89,976
	AbbVie Inc.	768,875	88,167
	Intel Corp.	1,757,027	86,094
	Danaher Corp.	275,717	85,960
	McDonald's Corp.	323,863	79,525
	AT&T Inc.	3,103,438	78,393
	Texas Instruments Inc.	402,512	75,463
	NextEra Energy Inc.	852,332	72,729
	Lowe's Cos. Inc.	307,811	71,972
	Linde plc	224,081	71,527
	Oracle Corp.	731,903	70,219
	Medtronic plc	584,108	70,011
	Intuit Inc.	110,832	69,380
	Union Pacific Corp.	282,873	68,286
	United Parcel Service Inc. Class B	314,794	67,199
	Honeywell International Inc.	301,504	65,915
	QUALCOMM Inc.	490,396	65,242
	Philip Morris International Inc.	676,297	63,937
*	Advanced Micro Devices Inc.	526,895	63,349
	Citigroup Inc.	880,000	60,861
	Morgan Stanley	592,083	60,854
*	ServiceNow Inc.	85,718	59,811
	Goldman Sachs Group Inc.	143,917	59,488
	BlackRock Inc.	62,111	58,599
	Raytheon Technologies Corp.	654,857	58,191
	Bristol-Myers Squibb Co.	971,387	56,729
	Target Corp.	216,432	56,190
*	Intuitive Surgical Inc.	154,634	55,843
	American Tower Corp.	195,956	55,254
	Applied Materials Inc.	398,599	54,469
	Starbucks Corp.	511,936	54,301
	Charles Schwab Corp.	654,755	53,710
	Amgen Inc.	247,197	51,162
	CVS Health Corp.	572,304	51,095
*	Moderna Inc.	147,274	50,840
	General Electric Co.	475,989	49,917
		Shares	Market Value• ($000)
	S&P Global Inc.	104,804	49,694
	Caterpillar Inc.	238,970	48,752
	American Express Co.	280,370	48,723
	International Business Machines Corp.	388,136	48,556
*	Boeing Co.	233,348	48,310
*	Berkshire Hathaway Inc. Class A	111	48,052
	Anthem Inc.	106,787	46,466
	Prologis Inc.	319,105	46,257
	3M Co.	250,902	44,831
	Zoetis Inc.	206,390	44,622
*	Square Inc. Class A	172,458	43,891
	ConocoPhillips	588,132	43,810
*	Booking Holdings Inc.	17,812	43,119
	Deere & Co.	122,746	42,017
	Automatic Data Processing Inc.	184,924	41,514
	Blackstone Inc.	296,374	41,024
	Analog Devices Inc.	234,911	40,755
	Stryker Corp.	151,537	40,319
	PNC Financial Services Group Inc.	184,021	38,834
*	Charter Communications Inc. Class A	55,671	37,572
	Chubb Ltd.	189,594	37,043
	Truist Financial Corp.	582,332	36,961
	Marsh & McLennan Cos. Inc.	220,348	36,754
	Mondelez International Inc. Class A	604,896	36,741
	CSX Corp.	985,042	35,629
	Altria Group Inc.	805,817	35,545
	Gilead Sciences Inc.	546,893	35,482
	Lockheed Martin Corp.	106,659	35,445
	US Bancorp	583,662	35,236
	Lam Research Corp.	62,047	34,968
	TJX Cos. Inc.	526,390	34,473
	CME Group Inc.	155,773	34,356
	Duke Energy Corp.	332,772	33,946
	Micron Technology Inc.	490,972	33,926
	Crown Castle International Corp.	187,944	33,886
	Sherwin-Williams Co.	105,769	33,488
	Intercontinental Exchange Inc.	240,820	33,344
	Equinix Inc.	39,110	32,738
*	General Motors Co.	598,494	32,576
	Estee Lauder Cos. Inc. Class A	99,700	32,336
*	Edwards Lifesciences Corp.	269,334	32,272
	Norfolk Southern Corp.	107,166	31,405
	Aon plc Class A (XNYS)	97,088	31,060
	Cigna Corp.	145,301	31,038
	Illinois Tool Works Inc.	135,806	30,946

110

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Uber Technologies Inc.	702,786	30,796
*	Autodesk Inc.	95,882	30,453
*	Snowflake Inc. Class A	85,185	30,142
	Fidelity National Information Services Inc.	270,328	29,936
	Becton Dickinson and Co.	124,072	29,726
*	T-Mobile US Inc.	256,754	29,534
*	Ford Motor Co.	1,710,812	29,221
	Waste Management Inc.	182,265	29,204
	Capital One Financial Corp.	192,846	29,126
	Air Products and Chemicals Inc.	95,740	28,704
	Southern Co.	458,347	28,564
	Eaton Corp. plc	173,112	28,522
	Moody's Corp.	69,960	28,274
*	Regeneron Pharmaceuticals Inc.	43,956	28,129
	Colgate-Palmolive Co.	362,182	27,595
	HCA Healthcare Inc.	109,713	27,479
*	Atlassian Corp. plc Class A	59,379	27,203
*	Boston Scientific Corp.	619,032	26,699
*	Illumina Inc.	63,897	26,521
	Dominion Energy Inc.	348,962	26,497
	Activision Blizzard Inc.	337,628	26,399
*	DexCom Inc.	41,992	26,170
	Humana Inc.	56,126	25,995
*	Fiserv Inc.	259,779	25,586
*	Zoom Video Communications Inc. Class A	93,025	25,549
	FedEx Corp.	107,100	25,225
	Emerson Electric Co.	259,543	25,178
	KLA Corp.	67,062	24,998
*	IDEXX Laboratories Inc.	37,151	24,748
	Marvell Technology Inc.	354,000	24,249
*	Crowdstrike Holdings Inc. Class A	85,974	24,227
	Freeport-McMoRan Inc.	639,055	24,105
	Ecolab Inc.	108,262	24,058
	Progressive Corp.	253,438	24,046
*	Workday Inc. Class A	81,968	23,769
	EOG Resources Inc.	254,653	23,545
	Northrop Grumman Corp.	65,189	23,287
	MSCI Inc. Class A	34,943	23,233
	NXP Semiconductors NV	115,549	23,209
*	DocuSign Inc. Class A	83,322	23,188
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	49,671	23,147
	Johnson Controls International plc	311,375	22,846
	Dollar General Corp.	102,558	22,719
	Exelon Corp.	422,531	22,474
	Roper Technologies Inc.	45,399	22,149
	American International Group Inc.	374,271	22,116
*	Synopsys Inc.	66,174	22,048
*	Cloudflare Inc. Class A	112,072	21,823
	Public Storage	65,656	21,810
*	Chipotle Mexican Grill Inc. Class A	12,256	21,804
	General Dynamics Corp.	107,243	21,744
	eBay Inc.	283,046	21,715
*	IQVIA Holdings Inc.	82,805	21,647
*	Align Technology Inc.	34,510	21,547
	IHS Markit Ltd.	163,479	21,370
	T Rowe Price Group Inc.	98,051	21,265
*	Palo Alto Networks Inc.	41,533	21,144
*	Twilio Inc. Class A	72,491	21,121
	Simon Property Group Inc.	142,507	20,889
	Agilent Technologies Inc.	132,337	20,842
	TE Connectivity Ltd.	142,755	20,842
*	Cadence Design Systems Inc.	120,293	20,824
*	Vertex Pharmaceuticals Inc.	112,494	20,804
	Bank of New York Mellon Corp.	344,600	20,400
*	Aptiv plc	117,338	20,287
	L3Harris Technologies Inc.	87,114	20,083
	Carrier Global Corp.	379,637	19,828
	Schlumberger NV	612,466	19,758
	MetLife Inc.	314,157	19,729
*	Fortinet Inc.	58,521	19,683
	Amphenol Corp. Class A	253,248	19,442
	Digital Realty Trust Inc.	122,471	19,327
	Xilinx Inc.	107,136	19,284
	KKR & Co. Inc.	241,022	19,202
*	Marriott International Inc. Class A	118,520	18,966
*	Veeva Systems Inc. Class A	59,824	18,965
	Kimberly-Clark Corp.	146,305	18,945
	Trane Technologies plc	103,917	18,802
*	O'Reilly Automotive Inc.	29,740	18,508
	Marathon Petroleum Corp.	279,640	18,437
	American Electric Power Co. Inc.	217,300	18,407

111

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Global Payments Inc.	128,307	18,347
*	Palantir Technologies Inc. Class A	708,697	18,341
	Motorola Solutions Inc.	73,473	18,265
*	Twitter Inc.	340,840	18,249
	Dow Inc.	324,977	18,189
	Prudential Financial Inc.	164,570	18,111
*	Match Group Inc.	119,571	18,029
*	Centene Corp.	252,330	17,976
	Cognizant Technology Solutions Corp. Class A	227,818	17,790
*	SVB Financial Group	24,696	17,717
	Pioneer Natural Resources Co.	94,443	17,659
	Travelers Cos. Inc.	108,836	17,510
	Ross Stores Inc.	153,944	17,426
	Microchip Technology Inc.	234,620	17,383
	Electronic Arts Inc.	123,939	17,382
	Paychex Inc.	140,379	17,306
*	Spotify Technology SA	59,794	17,304
	Baxter International Inc.	218,967	17,290
*	Biogen Inc.	64,562	17,217
*	Hilton Worldwide Holdings Inc.	119,527	17,206
	Sempra Energy (XNYS)	132,708	16,938
*	Datadog Inc. Class A	100,594	16,804
	First Republic Bank	77,519	16,770
*	AutoZone Inc.	9,393	16,765
	Parker-Hannifin Corp.	55,974	16,601
	PPG Industries Inc.	103,193	16,570
	ResMed Inc.	62,623	16,464
	General Mills Inc.	265,822	16,428
	Sysco Corp.	212,853	16,368
	Cintas Corp.	37,745	16,347
	SBA Communications Corp. Class A	47,305	16,336
	Yum! Brands Inc.	129,297	16,154
	Rockwell Automation Inc.	50,516	16,135
*	EPAM Systems Inc.	23,739	15,982
	International Flavors & Fragrances Inc.	107,819	15,898
	HP Inc.	523,967	15,892
	DuPont de Nemours Inc.	227,905	15,862
	Allstate Corp.	127,779	15,802
*	HubSpot Inc.	19,446	15,756
	Archer-Daniels-Midland Co.	244,867	15,730
	State Street Corp.	158,972	15,667
*	Roku Inc.	50,498	15,397
	Aflac Inc.	284,682	15,279
*	CBRE Group Inc. Class A	146,154	15,212
	Old Dominion Freight Line Inc.	44,503	15,191
		Shares	Market Value• ($000)
	Constellation Brands Inc. Class A	70,057	15,189
	Cummins Inc.	62,889	15,083
	Xcel Energy Inc.	233,359	15,073
	Ameriprise Financial Inc.	49,709	15,019
	Arthur J Gallagher & Co.	89,262	14,967
	Otis Worldwide Corp.	185,986	14,937
	Williams Cos. Inc.	530,662	14,906
*	Mettler-Toledo International Inc.	10,025	14,846
	Discover Financial Services	130,621	14,802
	Welltower Inc.	183,991	14,793
	Equifax Inc.	53,308	14,789
*	Keysight Technologies Inc.	81,688	14,705
*	CoStar Group Inc.	170,312	14,655
	Walgreens Boots Alliance Inc.	311,192	14,632
	Verisk Analytics Inc. Class A	68,817	14,470
*	ANSYS Inc.	38,001	14,424
	AvalonBay Communities Inc.	60,822	14,395
	Nucor Corp.	128,070	14,299
	Phillips 66	191,168	14,296
	Kinder Morgan Inc.	849,983	14,237
*	Copart Inc.	91,288	14,176
	Fastenal Co.	248,072	14,160
*	TransDigm Group Inc.	22,614	14,107
*	MongoDB Inc. Class A	26,985	14,067
	McKesson Corp.	67,523	14,037
*	Trade Desk Inc. Class A	186,709	13,986
	Valero Energy Corp.	180,106	13,928
	Equity Residential	160,983	13,909
*	Etsy Inc.	55,419	13,893
	Corteva Inc.	321,185	13,859
	Public Service Enterprise Group Inc.	216,983	13,844
	West Pharmaceutical Services Inc.	32,081	13,791
	American Water Works Co. Inc.	79,109	13,779
*	Monster Beverage Corp.	161,590	13,735
	Alexandria Real Estate Equities Inc.	67,179	13,714
	Willis Towers Watson plc	55,724	13,501
*	Enphase Energy Inc.	58,263	13,495
	Best Buy Co. Inc.	110,204	13,471
	Newmont Corp.	249,076	13,450
*	Okta Inc.	54,108	13,374
*	Generac Holdings Inc.	26,820	13,371
	PACCAR Inc.	147,847	13,250
	AMETEK Inc.	100,007	13,241
	Kroger Co.	329,249	13,177
	DR Horton Inc.	147,187	13,139

112

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Fifth Third Bancorp	301,013	13,103
*	Dell Technologies Class C	118,105	12,990
	Zimmer Biomet Holdings Inc.	90,407	12,939
	Ball Corp.	139,072	12,722
	Albemarle Corp.	50,762	12,714
	Eversource Energy	149,669	12,707
	Stanley Black & Decker Inc.	70,160	12,610
*	Zebra Technologies Corp. Class A	23,446	12,519
	ONEOK Inc.	195,734	12,453
	Occidental Petroleum Corp.	369,910	12,403
	WEC Energy Group Inc.	137,189	12,355
	Kansas City Southern	39,784	12,343
	Republic Services Inc. Class A	91,653	12,337
*	Laboratory Corp. of America Holdings	42,764	12,274
*	DoorDash Inc. Class A	62,760	12,226
*	United Rentals Inc.	32,112	12,174
*	Paycom Software Inc.	22,211	12,168
	Lennar Corp. Class A	121,090	12,101
	Realty Income Corp.	168,770	12,055
	Skyworks Solutions Inc.	71,793	11,999
	Devon Energy Corp.	295,148	11,830
*	Splunk Inc.	71,697	11,817
*	Gartner Inc.	35,493	11,780
	Corning Inc.	328,493	11,685
	Weyerhaeuser Co.	327,050	11,682
	Synchrony Financial	248,463	11,541
*	Horizon Therapeutics plc	96,065	11,519
	Consolidated Edison Inc.	152,414	11,492
	Hershey Co.	65,006	11,399
	Extra Space Storage Inc.	57,640	11,376
	Northern Trust Corp.	91,179	11,219
	CDW Corp.	59,867	11,174
	Vulcan Materials Co.	58,418	11,106
	Hartford Financial Services Group Inc.	151,446	11,045
*	Dollar Tree Inc.	102,224	11,016
	Tractor Supply Co.	50,332	10,931
	Keurig Dr Pepper Inc.	301,571	10,884
*	Arista Networks Inc.	26,463	10,842
	Martin Marietta Materials Inc.	27,592	10,839
*	Zscaler Inc.	33,933	10,820
*	Cheniere Energy Inc.	104,068	10,761
	Fortive Corp.	141,701	10,728
*	Pinterest Inc. Class A	239,834	10,706
	LyondellBasell Industries NV Class A	115,334	10,705
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	65,883	10,703
	Dover Corp.	62,929	10,640
	Nasdaq Inc.	50,679	10,636
*	Peloton Interactive Inc. Class A	116,237	10,629
	Yum China Holdings Inc.	185,308	10,577
	Invitation Homes Inc.	253,806	10,470
	VF Corp.	142,781	10,406
	Mid-America Apartment Communities Inc.	50,809	10,376
	Edison International	164,628	10,360
	Xylem Inc.	79,272	10,352
	Teradyne Inc.	74,780	10,338
*	Expedia Group Inc.	62,795	10,324
	Monolithic Power Systems Inc.	19,630	10,315
*	Seagen Inc.	58,496	10,315
	Kraft Heinz Co.	287,170	10,307
*	Avantor Inc.	254,459	10,275
*	Carvana Co. Class A	33,689	10,214
*	Bill.Com Holdings Inc.	34,405	10,126
	Hess Corp.	122,523	10,117
	Sun Communities Inc.	51,505	10,094
	Huntington Bancshares Inc.	641,178	10,092
	Tyson Foods Inc. Class A	125,282	10,019
	Regions Financial Corp.	422,118	9,996
*	Teladoc Health Inc.	66,265	9,913
*	ICON plc	34,516	9,898
*	Waters Corp.	26,787	9,846
*	Charles River Laboratories International Inc.	21,919	9,835
	Halliburton Co.	393,505	9,834
*	Catalent Inc.	71,150	9,809
*	Caesars Entertainment Inc.	89,609	9,809
*	CarMax Inc.	71,577	9,800
	PPL Corp.	339,372	9,774
*	Unity Software Inc.	64,513	9,761
	KeyCorp.	418,332	9,735
	Essex Property Trust Inc.	28,503	9,689
	Cerner Corp.	129,956	9,654
	TransUnion	83,705	9,650
*	VeriSign Inc.	43,333	9,649
*	Trimble Inc.	109,535	9,570
*	Tyler Technologies Inc.	17,608	9,565
	Ameren Corp.	113,182	9,540
*	Ingersoll Rand Inc.	176,857	9,508
	Garmin Ltd.	65,677	9,431
	Church & Dwight Co. Inc.	107,823	9,419
	DTE Energy Co.	83,092	9,418
	WW Grainger Inc.	20,287	9,395
	Duke Realty Corp.	164,871	9,272
	ViacomCBS Inc. Class B	255,172	9,242

113

Total World Stock Index Fund
		Shares	Market Value• ($000)
	FirstEnergy Corp.	239,219	9,217
	Ventas Inc.	171,951	9,177
	Expeditors International of Washington Inc.	73,870	9,105
	Broadridge Financial Solutions Inc.	50,902	9,081
*	Teledyne Technologies Inc.	20,153	9,053
*	Take-Two Interactive Software Inc.	50,009	9,052
	Entergy Corp.	87,763	9,041
*	Insulet Corp.	29,152	9,038
	Bio-Techne Corp.	17,069	8,938
*	FleetCor Technologies Inc.	35,981	8,902
*	ON Semiconductor Corp.	185,144	8,900
	PerkinElmer Inc.	50,141	8,869
	Citizens Financial Group Inc.	186,953	8,858
	Cooper Cos. Inc.	21,214	8,845
	McCormick & Co. Inc.	110,218	8,843
	Pool Corp.	17,124	8,822
	STERIS plc	37,709	8,814
	Clorox Co.	53,813	8,772
	NetApp Inc.	97,406	8,698
*	RingCentral Inc. Class A	35,559	8,669
*	Ulta Beauty Inc.	23,380	8,589
	International Paper Co.	171,449	8,516
	Diamondback Energy Inc.	79,385	8,509
*	Plug Power Inc.	221,393	8,473
	Healthpeak Properties Inc.	236,927	8,413
*	Carnival Corp.	377,514	8,366
	Entegris Inc.	59,086	8,318
	Hewlett Packard Enterprise Co.	567,441	8,313
	MGM Resorts International	176,274	8,313
*	Alnylam Pharmaceuticals Inc.	51,895	8,280
	M&T Bank Corp.	56,257	8,277
*	Royal Caribbean Cruises Ltd.	98,035	8,277
*	Burlington Stores Inc.	29,761	8,223
	Darden Restaurants Inc.	56,932	8,206
*,2	Wayfair Inc. Class A	32,911	8,198
*	Qorvo Inc.	48,530	8,164
	Baker Hughes Co. Class A	323,460	8,112
	Genuine Parts Co.	61,680	8,087
*	SolarEdge Technologies Inc.	22,737	8,064
	AmerisourceBergen Corp. Class A	66,066	8,061
*	Hologic Inc.	109,493	8,027
	Raymond James Financial Inc.	81,417	8,027
	Jacobs Engineering Group Inc.	56,738	7,967
		Shares	Market Value• ($000)
	Cincinnati Financial Corp.	65,550	7,960
	Avery Dennison Corp.	36,414	7,928
*,2	AMC Entertainment Holdings Inc. Class A	223,070	7,890
	Celanese Corp. Class A	48,802	7,882
	VICI Properties Inc.	267,085	7,839
	Quest Diagnostics Inc.	53,382	7,835
	Principal Financial Group Inc.	116,770	7,834
	Domino's Pizza Inc.	16,019	7,833
	Boston Properties Inc.	68,914	7,831
*	Zillow Group Inc. Class C	75,145	7,787
	Signature Bank	26,112	7,777
*	Markel Corp.	5,907	7,757
*	PG&E Corp.	664,527	7,709
	SS&C Technologies Holdings Inc.	96,748	7,689
	CMS Energy Corp.	126,198	7,616
	Seagate Technology Holdings plc	85,417	7,608
	IDEX Corp.	34,066	7,582
	Ally Financial Inc.	158,503	7,567
*	Akamai Technologies Inc.	71,314	7,521
*	Molina Healthcare Inc.	25,352	7,497
*	Bio-Rad Laboratories Inc. Class A	9,427	7,491
	Textron Inc.	100,125	7,394
	Bath & Body Works Inc.	106,889	7,385
	FactSet Research Systems Inc.	16,621	7,378
	Quanta Services Inc.	60,662	7,357
	AES Corp.	292,630	7,354
	Coterra Energy Inc.	343,875	7,331
	Teleflex Inc.	20,515	7,323
*	Coupa Software Inc.	32,133	7,317
	UDR Inc.	131,552	7,305
	JB Hunt Transport Services Inc.	36,995	7,295
	Westinghouse Air Brake Technologies Corp.	79,419	7,206
*	Ceridian HCM Holding Inc.	57,255	7,171
*	Exact Sciences Corp.	75,079	7,149
	Masco Corp.	108,077	7,084
	Viatris Inc.	529,271	7,066
	Camden Property Trust	43,253	7,055
*	Western Digital Corp.	134,462	7,031
*	Repligen Corp.	23,990	6,969
*	Arch Capital Group Ltd.	166,482	6,962
*	NVR Inc.	1,407	6,887

114

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CenterPoint Energy Inc.	261,857	6,819
	MarketAxess Holdings Inc.	16,670	6,813
	Kellogg Co.	110,409	6,768
*	Avalara Inc.	37,409	6,720
	Conagra Brands Inc.	207,266	6,674
*	Dynatrace Inc.	88,086	6,606
*	Nuance Communications Inc.	119,979	6,605
*	LKQ Corp.	119,516	6,583
	Cognex Corp.	75,025	6,571
	Equity LifeStyle Properties Inc.	77,606	6,558
	Advance Auto Parts Inc.	28,955	6,530
	Brown & Brown Inc.	103,284	6,518
*	ABIOMED Inc.	19,456	6,460
	Nordson Corp.	25,308	6,434
	Evergy Inc.	100,874	6,431
*	Elanco Animal Health Inc. (XNYS)	194,986	6,411
	Omnicom Group Inc.	93,703	6,379
*	BioMarin Pharmaceutical Inc.	80,223	6,356
*	Upstart Holdings Inc.	19,652	6,329
	Mosaic Co.	152,022	6,320
	Interpublic Group of Cos. Inc.	172,774	6,318
	Leidos Holdings Inc.	62,450	6,244
	Williams-Sonoma Inc.	33,600	6,241
	Cboe Global Markets Inc.	47,286	6,239
	Alliant Energy Corp.	110,228	6,236
*	Masimo Corp.	21,989	6,235
*	Wolfspeed Inc.	51,858	6,229
	Eastman Chemical Co.	59,837	6,225
	Fortune Brands Home & Security Inc.	60,982	6,184
*	DraftKings Inc. Class A	132,640	6,180
	NortonLifeLock Inc.	242,676	6,176
*	Floor & Decor Holdings Inc. Class A	44,756	6,083
	Cardinal Health Inc.	126,931	6,069
	Vail Resorts Inc.	17,592	6,064
	WP Carey Inc.	78,486	6,052
*	Darling Ingredients Inc.	70,947	5,996
	Apollo Global Management Inc. Class A	77,885	5,993
*	Live Nation Entertainment Inc.	58,918	5,960
*	PTC Inc.	46,667	5,943
	Lincoln National Corp.	82,309	5,939
*	10X Genomics Inc. Class A	36,438	5,876
		Shares	Market Value• ($000)
	Lumen Technologies Inc.	492,283	5,838
*	Lyft Inc. Class A	126,530	5,804
*	First Solar Inc.	48,429	5,792
	LPL Financial Holdings Inc.	35,244	5,781
	Iron Mountain Inc.	126,485	5,773
	Crown Holdings Inc.	55,506	5,772
	Fidelity National Financial Inc.	119,694	5,735
	Graco Inc.	76,117	5,722
	J M Smucker Co.	46,219	5,678
	Marathon Oil Corp.	347,771	5,676
	Whirlpool Corp.	26,892	5,670
	CH Robinson Worldwide Inc.	58,413	5,665
*	Globant SA	17,722	5,657
	DENTSPLY SIRONA Inc.	98,806	5,653
	Royalty Pharma plc Class A	142,827	5,646
*	Jones Lang LaSalle Inc.	21,837	5,639
	Bunge Ltd.	60,827	5,635
*	Las Vegas Sands Corp.	145,180	5,634
	Steel Dynamics Inc.	85,157	5,627
	Westrock Co.	116,952	5,625
*	F5 Networks Inc.	26,615	5,620
	Kimco Realty Corp.	248,675	5,620
	Medical Properties Trust Inc.	263,104	5,612
*	Check Point Software Technologies Ltd.	46,332	5,541
	Brown-Forman Corp. Class B	81,569	5,538
	Packaging Corp. of America	40,277	5,533
	Equitable Holdings Inc.	163,740	5,485
	PulteGroup Inc.	113,336	5,449
	Targa Resources Corp.	99,677	5,449
*	Incyte Corp.	81,196	5,439
*	Farfetch Ltd. Class A	138,011	5,411
	CF Industries Holdings Inc.	95,240	5,410
*	Trex Co. Inc.	50,846	5,410
	Hasbro Inc.	56,486	5,409
	Jack Henry & Associates Inc.	32,442	5,401
	Pentair plc	72,713	5,379
*	Zendesk Inc.	52,481	5,343
	Robert Half International Inc.	47,174	5,334
	FMC Corp.	58,428	5,318
	Newmont Corp. (XNYS)	98,329	5,309
	Atmos Energy Corp.	57,470	5,294
	Hormel Foods Corp.	125,044	5,292
*	Host Hotels & Resorts Inc.	313,871	5,282
*	Builders FirstSource Inc.	90,359	5,265
	Annaly Capital Management Inc.	618,184	5,230
*	Elastic NV	30,058	5,215

115

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Loews Corp.	92,877	5,208
*,2	VMware Inc. Class A	34,083	5,170
	Citrix Systems Inc.	54,542	5,167
*	GoDaddy Inc. Class A	74,305	5,140
*	GameStop Corp. Class A	27,998	5,138
	Howmet Aerospace Inc.	173,042	5,138
	Allegion plc	39,993	5,131
*	Penn National Gaming Inc.	71,566	5,124
	Booz Allen Hamilton Holding Corp. Class A	58,905	5,116
*	Manhattan Associates Inc.	28,112	5,103
	Regency Centers Corp.	72,462	5,102
	Comerica Inc.	59,905	5,097
	Fox Corp. Class A	127,964	5,085
	VEREIT Inc.	100,261	5,043
*	Axon Enterprise Inc.	27,876	5,017
	East West Bancorp Inc.	62,722	4,985
*	RH	7,538	4,972
	Snap-on Inc.	24,467	4,972
*	Paylocity Holding Corp.	16,256	4,960
*	Sunrun Inc.	85,994	4,960
*	IAC/InterActiveCorp.	32,553	4,960
	American Homes 4 Rent Class A	121,522	4,934
	BorgWarner Inc. (XNYS)	109,329	4,927
	Carlisle Cos. Inc.	22,078	4,922
	RPM International Inc.	56,378	4,916
*	Fair Isaac Corp.	12,333	4,911
	Western Alliance Bancorp	42,149	4,893
*	Cleveland-Cliffs Inc.	202,038	4,871
	Ares Management Corp. Class A	57,277	4,854
	Hubbell Inc. Class B	24,282	4,841
	Tapestry Inc.	124,110	4,838
*	Novavax Inc.	32,438	4,828
*	Five Below Inc.	24,313	4,797
*	Five9 Inc.	30,261	4,782
*	Guidewire Software Inc.	37,970	4,774
*	Guardant Health Inc.	40,834	4,769
*	Henry Schein Inc.	62,240	4,752
*	Deckers Outdoor Corp.	12,009	4,747
	CubeSmart	86,114	4,737
*	Black Knight Inc.	67,370	4,723
	Service Corp. International	68,809	4,713
	W R Berkley Corp.	59,175	4,710
*	Liberty Global plc Class C	162,464	4,685
*	Novocure Ltd.	45,629	4,680
	Coca-Cola Europacific Partners plc	88,873	4,679
		Shares	Market Value• ($000)
*	SiteOne Landscape Supply Inc.	19,784	4,648
*	Liberty Media Corp.-Liberty Formula One Class C	82,822	4,621
	Gaming and Leisure Properties Inc.	94,607	4,587
*	Opendoor Technologies Inc.	192,932	4,574
	Everest Re Group Ltd.	17,444	4,562
	Lear Corp.	26,519	4,557
*	DISH Network Corp. Class A	110,149	4,524
	Essential Utilities Inc.	96,003	4,519
*	Aspen Technology Inc.	28,782	4,510
	Zions Bancorp NA	71,447	4,500
	Toro Co.	47,003	4,487
*	Bright Horizons Family Solutions Inc.	26,983	4,479
	Regal Rexnord Corp.	29,389	4,477
	Life Storage Inc.	33,409	4,470
*	Crocs Inc.	27,566	4,451
*	Mohawk Industries Inc.	25,053	4,440
*	Wix.com Ltd.	23,838	4,433
	Hill-Rom Holdings Inc.	28,613	4,432
*	Silicon Laboratories Inc.	23,296	4,397
*	Neurocrine Biosciences Inc.	41,699	4,395
*	Clarivate plc	186,573	4,375
	Amdocs Ltd.	56,074	4,365
	NiSource Inc.	176,811	4,362
	CyrusOne Inc.	53,014	4,348
*	Asana Inc. Class A	31,970	4,342
	Lennox International Inc.	14,504	4,341
*	Natera Inc.	37,625	4,311
*	Norwegian Cruise Line Holdings Ltd.	167,542	4,309
	NRG Energy Inc.	107,878	4,303
	Owens Corning	45,919	4,289
	Juniper Networks Inc.	145,145	4,285
	A O Smith Corp.	58,633	4,284
*	Athene Holding Ltd. Class A	49,159	4,277
	APA Corp.	162,227	4,252
*	Middleby Corp.	23,295	4,250
*	Wynn Resorts Ltd.	46,685	4,192
*	AECOM	61,256	4,188
	First Horizon Corp.	245,833	4,172
	Lamar Advertising Co. Class A	36,785	4,164
	Knight-Swift Transportation Holdings Inc.	73,348	4,158
	Watsco Inc.	14,357	4,158
	Lithia Motors Inc. Class A	12,950	4,134
	Jefferies Financial Group Inc.	95,908	4,124

116

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Reliance Steel & Aluminum Co.	28,111	4,109
	News Corp. Class A	179,233	4,104
	Tradeweb Markets Inc. Class A	45,931	4,092
	Cable One Inc.	2,389	4,088
	Universal Health Services Inc. Class B	32,718	4,060
*	Syneos Health Inc.	43,464	4,057
	Vistra Corp.	206,669	4,049
*	Acceleron Pharma Inc.	23,224	4,045
	Assurant Inc.	25,013	4,035
	Tetra Tech Inc.	22,964	4,034
	Genpact Ltd.	81,578	4,026
*	Intellia Therapeutics Inc.	30,088	4,001
	Organon & Co.	108,814	3,999
*	Lattice Semiconductor Corp.	57,444	3,989
	Federal Realty Investment Trust	33,127	3,987
	Rexford Industrial Realty Inc.	59,098	3,971
	Credicorp Ltd.	30,580	3,965
*	Penumbra Inc.	14,248	3,940
*	Dropbox Inc. Class A	128,696	3,924
	Carlyle Group Inc.	69,651	3,911
	MKS Instruments Inc.	26,043	3,908
	Globe Life Inc.	43,866	3,905
	Alcoa Corp.	84,739	3,894
*	XPO Logistics Inc.	45,390	3,894
	Jabil Inc.	64,670	3,878
*	GXO Logistics Inc.	43,608	3,872
*	Anaplan Inc.	59,303	3,867
	Sealed Air Corp.	65,138	3,864
	UGI Corp.	88,925	3,860
	Newell Brands Inc.	168,331	3,853
*	Sensata Technologies Holding plc	69,893	3,851
	STORE Capital Corp.	111,928	3,842
	New York Times Co. Class A	70,038	3,823
	Franklin Resources Inc.	121,370	3,822
	American Financial Group Inc.	28,028	3,813
	Autoliv Inc.	39,161	3,793
	Churchill Downs Inc.	16,476	3,789
*	Alleghany Corp.	5,799	3,777
	Invesco Ltd.	148,562	3,775
*	Discovery Inc. Class C	167,188	3,772
	Aramark	103,255	3,767
*	Chegg Inc.	63,286	3,762
	Tempur Sealy International Inc.	84,526	3,759
*	Avis Budget Group Inc.	21,675	3,757
	Gentex Corp.	106,086	3,754
*	Ciena Corp.	69,024	3,747
*	United Therapeutics Corp.	19,500	3,720
		Shares	Market Value• ($000)
*	Arrow Electronics Inc.	32,110	3,717
*	Berry Global Group Inc.	56,292	3,689
	Huntington Ingalls Industries Inc.	18,196	3,689
	HEICO Corp.	26,436	3,685
	Lamb Weston Holdings Inc.	64,616	3,648
*	Flex Ltd.	215,831	3,648
	Brooks Automation Inc.	31,262	3,640
	ITT Inc.	38,690	3,640
	Universal Display Corp.	19,809	3,629
	EastGroup Properties Inc.	18,254	3,610
	AGNC Investment Corp.	225,804	3,595
*	YETI Holdings Inc.	36,350	3,574
*	Saia Inc.	11,390	3,561
	Olin Corp.	62,433	3,557
*	Tandem Diabetes Care Inc.	26,065	3,553
	Apartment Income REIT Corp.	66,258	3,552
	Wyndham Hotels & Resorts Inc.	41,939	3,543
*	Smartsheet Inc. Class A	51,134	3,529
	Bruker Corp.	43,865	3,522
*	TopBuild Corp.	13,652	3,508
	Lincoln Electric Holdings Inc.	24,604	3,504
*	Omnicell Inc.	19,621	3,495
*	Jazz Pharmaceuticals plc	26,267	3,495
	First Industrial Realty Trust Inc.	59,920	3,489
	Macy's Inc.	131,372	3,477
	Reinsurance Group of America Inc.	29,346	3,465
*	DXC Technology Co.	106,303	3,462
	HEICO Corp. Class A	27,543	3,462
*	Capri Holdings Ltd.	64,776	3,449
	American Campus Communities Inc.	64,108	3,444
	AptarGroup Inc.	28,459	3,437
	Janus Henderson Group plc	73,324	3,410
	National Retail Properties Inc.	74,908	3,398
	Rollins Inc.	96,383	3,396
*	IAA Inc.	56,892	3,394
	Molson Coors Beverage Co. Class B	76,806	3,386
	Voya Financial Inc.	48,537	3,386
*	Zynga Inc. Class A	457,875	3,379
*	BJ's Wholesale Club Holdings Inc.	57,568	3,364
	Kilroy Realty Corp.	49,842	3,358
	Commerce Bancshares Inc.	47,569	3,354
	Campbell Soup Co.	83,941	3,353
*	Digital Turbine Inc.	38,912	3,349

117

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Scientific Games Corp. Class A	41,794	3,346
*	Inspire Medical Systems Inc.	12,384	3,338
	Dick's Sporting Goods Inc.	26,774	3,326
*	AerCap Holdings NV	56,342	3,326
	Americold Realty Trust	112,203	3,307
*	PVH Corp.	30,217	3,304
	Western Union Co.	181,329	3,304
*	Biohaven Pharmaceutical Holding Co. Ltd.	23,166	3,297
	First American Financial Corp.	44,986	3,290
*	Mirati Therapeutics Inc.	17,384	3,286
*	Mattel Inc.	150,364	3,279
	Morningstar Inc.	10,350	3,278
	Nielsen Holdings plc	161,900	3,278
	Oshkosh Corp.	30,610	3,275
	Brunswick Corp.	35,173	3,274
	AGCO Corp.	26,789	3,274
	Donaldson Co. Inc.	54,050	3,244
	Pinnacle West Capital Corp.	50,101	3,231
*	US Foods Holding Corp	93,202	3,231
*	Kornit Digital Ltd.	19,316	3,231
	Chemed Corp.	6,675	3,219
	Texas Pacific Land Corp.	2,526	3,217
	Vornado Realty Trust	75,352	3,212
	Kohl's Corp.	65,941	3,200
	Littelfuse Inc.	10,834	3,191
	Stifel Financial Corp.	43,727	3,186
	Cullen/Frost Bankers Inc.	24,469	3,169
*	Tenet Healthcare Corp.	44,146	3,164
*	PPD Inc.	66,839	3,153
	Concentrix Corp.	17,655	3,137
	People's United Financial Inc.	182,572	3,129
*	DaVita Inc.	30,230	3,121
*	Southwest Airlines Co.	66,004	3,121
*	Liberty Media Corp.- Liberty SiriusXM Class C	63,083	3,111
	Old Republic International Corp.	120,350	3,109
	Fox Corp. Class B	84,019	3,105
	Vertiv Holdings Co. Class A	120,723	3,100
*	Rapid7 Inc.	24,063	3,098
	Huntsman Corp.	94,985	3,095
*	Synaptics Inc.	15,839	3,082
	Synovus Financial Corp.	66,106	3,080
	Pinnacle Financial Partners Inc.	31,863	3,077
*	Varonis Systems Inc. Class B	47,533	3,077
*	PagSeguro Digital Ltd. Class A	84,995	3,077
	Acuity Brands Inc.	14,955	3,072
		Shares	Market Value• ($000)
*	Pure Storage Inc. Class A	114,389	3,072
*	CyberArk Software Ltd.	17,051	3,071
*	WEX Inc.	20,503	3,069
	Popular Inc.	37,663	3,067
	US Steel Corp.	115,915	3,059
*	Performance Food Group Co.	67,487	3,052
	SEI Investments Co.	48,117	3,033
	Casey's General Stores Inc.	15,823	3,031
	STAG Industrial Inc.	69,555	3,028
	Omega Healthcare Investors Inc.	102,625	3,013
*	Shockwave Medical Inc.	14,097	3,013
*	WillScot Mobile Mini Holdings Corp.	86,682	3,012
	EMCOR Group Inc.	24,778	3,010
*	Blackline Inc.	23,643	3,000
	Woodward Inc.	26,538	2,997
	Starwood Property Trust Inc.	117,616	2,996
	First Financial Bankshares Inc.	58,809	2,983
	Healthcare Trust of America Inc. Class A	89,338	2,983
	Brixmor Property Group Inc.	127,073	2,979
	RenaissanceRe Holdings Ltd.	20,969	2,973
	Polaris Inc.	25,825	2,969
*	Exelixis Inc.	137,358	2,955
*	Axalta Coating Systems Ltd.	94,055	2,934
	Advanced Drainage Systems Inc.	25,975	2,930
	Affiliated Managers Group Inc.	17,431	2,926
*	Blueprint Medicines Corp.	26,011	2,926
	OGE Energy Corp.	85,626	2,917
	Prosperity Bancshares Inc.	38,533	2,902
	Landstar System Inc.	16,435	2,889
*	Delta Air Lines Inc.	73,676	2,883
*	Sarepta Therapeutics Inc.	36,253	2,869
*	Planet Fitness Inc. Class A	35,782	2,846
*	Nutanix Inc. Class A	82,901	2,844
*	Fox Factory Holding Corp.	17,661	2,843
*	Envista Holdings Corp.	72,436	2,832
	Primerica Inc.	16,792	2,825
*	CACI International Inc. Class A	9,779	2,813
*	Stericycle Inc.	41,952	2,807
	Marriott Vacations Worldwide Corp.	17,848	2,806
*	Medpace Holdings Inc.	12,371	2,803
	Toll Brothers Inc.	46,570	2,802
	Leggett & Platt Inc.	59,693	2,797

118

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AMERCO	3,790	2,793
*	Chart Industries Inc.	15,733	2,793
*	RBC Bearings Inc.	11,923	2,789
	Royal Gold Inc.	28,168	2,789
*	Freshpet Inc.	17,823	2,779
	Perrigo Co. plc	61,532	2,778
*	Arrowhead Pharmaceuticals Inc.	43,505	2,776
*	Workiva Inc. Class A	18,510	2,768
	Texas Roadhouse Inc. Class A	31,126	2,764
	Eagle Materials Inc.	18,499	2,745
	Ingredion Inc.	28,787	2,741
*	Colfax Corp.	52,870	2,729
*	Everbridge Inc.	16,999	2,708
*	II-VI Inc.	44,675	2,703
	Chesapeake Energy Corp.	42,189	2,689
*	Teradata Corp.	47,375	2,680
	CoreSite Realty Corp.	18,781	2,676
*	Coherent Inc.	10,507	2,673
*	ASGN Inc.	22,315	2,670
*	Ambarella Inc.	14,342	2,665
*	Lumentum Holdings Inc.	32,160	2,656
	Valvoline Inc.	77,903	2,646
	Ovintiv Inc.	70,469	2,644
*	Skechers USA Inc. Class A	57,172	2,642
	MDU Resources Group Inc.	85,371	2,623
*	CRISPR Therapeutics AG	28,725	2,623
*	EQT Corp.	131,427	2,617
	Glacier Bancorp Inc.	47,286	2,614
	Power Integrations Inc.	25,209	2,602
*	Novanta Inc.	15,047	2,597
	Nexstar Media Group Inc. Class A	17,306	2,595
	Ralph Lauren Corp. Class A	20,342	2,587
	Encompass Health Corp.	40,557	2,578
	Scotts Miracle-Gro Co.	17,363	2,578
*	AutoNation Inc.	21,279	2,577
	MSA Safety Inc.	16,831	2,576
*	NOV Inc.	183,476	2,572
	KBR Inc.	60,440	2,565
*	Goodyear Tire & Rubber Co.	133,830	2,559
*	Globus Medical Inc. Class A	33,143	2,558
*	QuantumScape Corp. Class A	88,369	2,557
	Innovative Industrial Properties Inc.	9,665	2,543
	nVent Electric plc	71,430	2,532
	BWX Technologies Inc.	44,369	2,518
	Cousins Properties Inc.	63,579	2,518
	Dolby Laboratories Inc. Class A	28,337	2,504
		Shares	Market Value• ($000)
*	Zillow Group Inc. Class A	23,645	2,500
	Houlihan Lokey Inc. Class A	22,276	2,497
	Exponent Inc.	21,727	2,494
	Spirit Realty Capital Inc.	50,963	2,494
	Hanesbrands Inc.	145,880	2,486
	MGIC Investment Corp.	152,307	2,461
	Vontier Corp.	72,748	2,461
*	WESCO International Inc.	18,990	2,460
*	Semtech Corp.	28,900	2,457
*	Sprout Social Inc. Class A	19,184	2,449
*	Clean Harbors Inc.	21,752	2,448
*	MicroStrategy Inc. Class A	3,424	2,448
	Interactive Brokers Group Inc. Class A	34,456	2,441
*	Range Resources Corp.	104,572	2,439
*	Post Holdings Inc.	24,011	2,437
	Curtiss-Wright Corp.	19,082	2,436
*	Ziff Davis Inc.	18,979	2,434
*	IPG Photonics Corp.	15,280	2,430
*	Antero Resources Corp.	122,191	2,428
*	Euronet Worldwide Inc.	21,592	2,422
	National Instruments Corp.	56,952	2,419
	Graphic Packaging Holding Co.	121,271	2,417
*	STAAR Surgical Co.	20,401	2,417
	Valley National Bancorp	182,157	2,415
	Evercore Inc. Class A	15,885	2,412
*	Amedisys Inc.	14,222	2,408
	New York Community Bancorp Inc.	193,516	2,405
*,2	Beyond Meat Inc.	24,244	2,400
*	Bridgebio Pharma Inc.	48,511	2,395
	Louisiana-Pacific Corp.	40,496	2,386
	Essent Group Ltd.	49,660	2,384
*	Upwork Inc.	50,189	2,365
	Thor Industries Inc.	23,179	2,363
*	Twist Bioscience Corp.	19,870	2,361
	Harley-Davidson Inc.	64,632	2,358
	PacWest Bancorp	49,667	2,358
*	Cadence Bank	81,181	2,356
*	Acadia Healthcare Co. Inc.	37,978	2,355
*	HealthEquity Inc.	35,577	2,354
*	Terminix Global Holdings Inc.	58,152	2,354
	Bank OZK	52,664	2,353
	Sonoco Products Co.	40,510	2,348
	SLM Corp.	127,877	2,347
	CDK Global Inc.	53,861	2,344

119

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Helen of Troy Ltd.	10,407	2,341
[2]	Sirius XM Holdings Inc.	382,519	2,330
*	Invitae Corp.	87,679	2,323
	OneMain Holdings Inc.	43,816	2,314
*	Ultragenyx Pharmaceutical Inc.	27,476	2,306
*	Change Healthcare Inc.	106,966	2,303
*	SPS Commerce Inc.	15,004	2,292
*	Halozyme Therapeutics Inc.	60,154	2,290
*	ICU Medical Inc.	9,775	2,289
*	Fastly Inc. Class A	45,111	2,283
*	ChampionX Corp.	86,612	2,272
*	Redfin Corp.	44,178	2,268
*	Credit Acceptance Corp.	3,776	2,259
	UFP Industries Inc.	27,593	2,258
	Element Solutions Inc.	99,321	2,256
	ManpowerGroup Inc.	23,342	2,256
	Sterling Bancorp	88,360	2,249
	Science Applications International Corp.	25,034	2,248
*	Boyd Gaming Corp.	35,213	2,246
	Armstrong World Industries Inc.	21,197	2,239
	Ashland Global Holdings Inc.	23,302	2,237
	Douglas Emmett Inc.	68,437	2,237
*	Fiverr International Ltd.	13,133	2,237
	Unum Group	87,585	2,231
	Lazard Ltd. Class A	45,428	2,226
	Watts Water Technologies Inc. Class A	11,705	2,224
*	NeoGenomics Inc.	48,318	2,223
*	Celsius Holdings Inc.	23,006	2,221
	Southern Copper Corp.	36,743	2,204
	SouthState Corp.	28,084	2,193
*	NCR Corp.	55,385	2,190
	Crane Co.	21,130	2,182
	Rayonier Inc.	58,395	2,180
	PDC Energy Inc.	41,646	2,179
	Webster Financial Corp.	38,666	2,164
	Terreno Realty Corp.	29,553	2,161
*	MasTec Inc.	24,197	2,157
*	Pacific Biosciences of California Inc.	81,334	2,154
	Simpson Manufacturing Co. Inc.	20,287	2,152
*	Herbalife Nutrition Ltd.	46,379	2,152
	Wintrust Financial Corp.	24,254	2,146
	Valmont Industries Inc.	8,964	2,142
		Shares	Market Value• ($000)
*	Liberty Media Corp.- Liberty SiriusXM Class A	42,874	2,134
*	Marathon Digital Holdings Inc.	40,811	2,132
	Pegasystems Inc.	17,933	2,129
	RLI Corp.	19,634	2,127
	Umpqua Holdings Corp.	104,025	2,127
*	Quidel Corp.	16,002	2,125
	CIT Group Inc.	42,888	2,124
	First Citizens BancShares Inc. Class A	2,589	2,107
	IDACORP Inc.	20,194	2,107
	Maximus Inc.	24,762	2,094
*	Tenable Holdings Inc.	39,309	2,093
*	Iridium Communications Inc.	51,502	2,088
	Wingstop Inc.	11,975	2,065
	Albertsons Cos. Inc. Class A	66,654	2,063
	Agree Realty Corp.	29,012	2,062
*	Integra LifeSciences Holdings Corp.	30,999	2,060
	Healthcare Realty Trust Inc.	62,233	2,057
*	National Vision Holdings Inc.	33,335	2,055
*	Oak Street Health Inc.	43,464	2,053
	Travel + Leisure Co.	37,692	2,048
*	Vimeo Inc.	60,576	2,043
*	MaxLinear Inc.	32,401	2,041
	UMB Financial Corp.	20,653	2,041
*	Hexcel Corp.	35,960	2,040
	Balchem Corp.	13,320	2,039
	National Storage Affiliates Trust	32,625	2,038
	HollyFrontier Corp.	60,202	2,035
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	33,627	2,031
	New Residential Investment Corp.	178,512	2,028
	Premier Inc. Class A	52,005	2,026
	Flowers Foods Inc.	81,285	2,012
	National Fuel Gas Co.	35,013	2,011
*	Cirrus Logic Inc.	24,815	2,005
*	Univar Solutions Inc.	78,307	2,003
*	Evoqua Water Technologies Corp.	47,828	2,001
	Radian Group Inc.	83,735	1,999
*	Liberty Global plc Class A	69,296	1,992
*	Envestnet Inc.	23,754	1,983
*	Neogen Corp.	46,868	1,983
*	Nomad Foods Ltd.	72,840	1,983
	Black Hills Corp.	29,819	1,979
	Selective Insurance Group Inc.	25,235	1,978
*	Alkermes plc	65,299	1,978
	Highwoods Properties Inc.	44,065	1,976

120

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	FTI Consulting Inc.	13,719	1,974
	Avient Corp.	36,563	1,970
	Gap Inc.	86,530	1,963
*	Q2 Holdings Inc.	24,994	1,961
*	Ollie's Bargain Outlet Holdings Inc.	28,911	1,956
*	AMN Healthcare Services Inc.	19,806	1,955
	Chemours Co.	69,745	1,954
	Ryder System Inc.	22,992	1,953
	Matador Resources Co.	46,588	1,950
*	Boston Beer Co. Inc. Class A	3,952	1,946
*	Livent Corp.	68,886	1,944
	Choice Hotels International Inc.	13,783	1,938
*	New Relic Inc.	23,718	1,925
	Signet Jewelers Ltd.	21,515	1,919
*	Denali Therapeutics Inc.	39,673	1,918
*	Ionis Pharmaceuticals Inc.	60,194	1,918
*	Mandiant Inc.	109,582	1,911
*	Inmode Ltd.	20,102	1,904
	Kite Realty Group Trust	93,641	1,901
	SL Green Realty Corp.	27,122	1,900
	Portland General Electric Co.	38,358	1,891
*	Under Armour Inc. Class C	99,855	1,885
	Zurn Water Solutions Corp.	51,814	1,880
*	Alteryx Inc. Class A	25,671	1,879
	Flowserve Corp.	55,893	1,879
	United Bankshares Inc.	50,761	1,878
	John Bean Technologies Corp.	12,702	1,877
*	Maravai LifeSciences Holdings Inc. Class A	44,354	1,876
	Ensign Group Inc.	24,017	1,874
	Blackstone Mortgage Trust Inc. Class A	56,900	1,872
*	Park Hotels & Resorts Inc.	100,911	1,870
*	API Group Corp.	85,828	1,869
	Franklin Electric Co. Inc.	21,630	1,868
	Spirit AeroSystems Holdings Inc. Class A	45,210	1,867
*	Atkore Inc.	19,692	1,861
	Kinsale Capital Group Inc.	9,911	1,855
*	DTE Midstream LLC	38,545	1,849
	Kemper Corp.	29,029	1,843
	Hanover Insurance Group Inc.	14,611	1,841
	Foot Locker Inc.	38,586	1,839
	Herc Holdings Inc.	10,086	1,836
		Shares	Market Value• ($000)
*	Mimecast Ltd.	24,327	1,835
*	Qualys Inc.	14,732	1,834
	Hawaiian Electric Industries Inc.	45,193	1,833
*	Progyny Inc.	29,826	1,832
*,2	Tilray Inc. Class 2	177,627	1,830
	Macerich Co.	101,112	1,829
	FNB Corp.	156,674	1,825
	Alliance Data Systems Corp.	21,390	1,824
	Chimera Investment Corp.	116,765	1,823
	Hancock Whitney Corp.	36,822	1,822
*	LHC Group Inc.	13,503	1,817
*	Fate Therapeutics Inc.	33,676	1,812
*	Ryman Hospitality Properties Inc.	21,186	1,812
*	Beam Therapeutics Inc.	20,397	1,811
	Insperity Inc.	14,477	1,810
	Timken Co.	25,508	1,810
	Korn Ferry	23,411	1,808
*	Sailpoint Technologies Holdings Inc.	37,632	1,806
	Equitrans Midstream Corp.	174,478	1,799
	TEGNA Inc.	91,514	1,799
	SYNNEX Corp.	17,104	1,796
	Air Lease Corp. Class A	44,684	1,790
*	ViaSat Inc.	29,874	1,783
	Spectrum Brands Holdings Inc.	19,005	1,782
*	nCino Inc.	24,314	1,767
*	TriNet Group Inc.	17,412	1,763
	SM Energy Co.	51,271	1,760
*	Alarm.com Holdings Inc.	20,867	1,758
*	Meritage Homes Corp.	16,146	1,755
	Broadstone Net Lease Inc.	66,008	1,755
	Moelis & Co. Class A	24,119	1,754
*	Overstock.com Inc.	18,370	1,749
*	Option Care Health Inc.	63,859	1,745
	Wendy's Co.	77,787	1,735
	Carter's Inc.	17,584	1,732
*	Hyatt Hotels Corp. Class A	20,317	1,731
	Murphy USA Inc.	10,605	1,728
*	LivaNova plc	22,525	1,728
*	Perficient Inc.	13,933	1,722
*	Nevro Corp.	15,113	1,719
*	Luminar Technologies Inc. Class A	104,902	1,719
*	Diodes Inc.	17,869	1,717
*	Vonage Holdings Corp.	106,451	1,716
*	Bloom Energy Corp. Class A	54,860	1,715
	HB Fuller Co.	24,319	1,715

121

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Southwest Gas Holdings Inc.	24,727	1,712
	PNM Resources Inc.	34,388	1,711
	ServisFirst Bancshares Inc.	21,238	1,706
*	Trupanion Inc.	16,656	1,706
*	Bumble Inc. Class A	32,484	1,706
	Murphy Oil Corp.	61,218	1,704
*	Appian Corp. Class A	17,099	1,700
*	Hilton Grand Vacations Inc.	33,753	1,697
*	Brighthouse Financial Inc.	33,749	1,695
*	TG Therapeutics Inc.	54,225	1,693
*	Casella Waste Systems Inc. Class A	19,481	1,689
*	AZEK Co. Inc. Class A	45,960	1,686
*	Asbury Automotive Group Inc.	8,608	1,685
*	ExlService Holdings Inc.	13,697	1,680
*	Victoria's Secret & Co.	33,262	1,679
	Papa John's International Inc.	13,521	1,678
*	Summit Materials Inc. Class A	47,066	1,678
	CONMED Corp.	11,447	1,674
*	LiveRamp Holdings Inc.	31,163	1,668
*	Sonos Inc.	50,917	1,661
	H&R Block Inc.	71,757	1,655
	CMC Materials Inc.	12,886	1,654
	Ovintiv Inc. (XNYS)	44,017	1,652
	Axis Capital Holdings Ltd.	31,641	1,648
	Columbia Sportswear Co.	15,841	1,645
*	fuboTV Inc.	55,197	1,645
*	Onto Innovation Inc.	20,737	1,643
	Assured Guaranty Ltd.	29,511	1,640
	Hudson Pacific Properties Inc.	63,496	1,635
*	Silvergate Capital Corp. Class A	10,438	1,635
	Triton International Ltd.	26,262	1,633
*	Arvinas Inc.	18,854	1,632
	Qurate Retail Inc. Series A	156,135	1,630
*	Fabrinet	16,944	1,627
	Community Bank System Inc.	22,667	1,625
	EPR Properties	32,331	1,623
*	Cerence Inc.	15,394	1,618
	Physicians Realty Trust	84,950	1,615
	Sensient Technologies Corp.	16,891	1,615
*	Hain Celestial Group Inc.	35,969	1,614
	MSC Industrial Direct Co. Inc. Class A	19,161	1,611
		Shares	Market Value• ($000)
*	ACI Worldwide Inc.	52,482	1,610
	American States Water Co.	17,686	1,607
*	Adaptive Biotechnologies Corp.	48,004	1,604
*	Adient plc	38,458	1,601
*	Verint Systems Inc.	34,319	1,599
*	Veoneer Inc.	45,440	1,599
*	Focus Financial Partners Inc. Class A	25,424	1,598
	Associated Banc-Corp.	71,630	1,596
	Penske Automotive Group Inc.	15,010	1,592
*	Kodiak Sciences Inc.	13,543	1,586
	Steven Madden Ltd.	35,016	1,579
*	Under Armour Inc. Class A	71,817	1,577
	Lexington Realty Trust	108,197	1,576
*	Arena Pharmaceuticals Inc.	27,258	1,564
	Commercial Metals Co.	48,590	1,564
	Sanderson Farms Inc.	8,228	1,559
*	Resideo Technologies Inc.	63,071	1,555
	Pacific Premier Bancorp Inc.	36,901	1,549
*	Grand Canyon Education Inc.	19,309	1,539
	First Hawaiian Inc.	55,635	1,535
	Select Medical Holdings Corp.	46,216	1,535
*	Blackbaud Inc.	21,563	1,531
*	Haemonetics Corp.	22,266	1,530
	New Jersey Resources Corp.	40,400	1,528
	Applied Industrial Technologies Inc.	15,607	1,521
*	Arconic Corp.	51,536	1,516
	BankUnited Inc.	37,337	1,514
*	Iovance Biotherapeutics Inc.	62,241	1,513
	KB Home	37,613	1,510
*	Sunnova Energy International Inc.	33,893	1,510
*	Altice USA Inc. Class A	92,366	1,506
	CNO Financial Group Inc.	62,365	1,505
	PS Business Parks Inc.	8,468	1,505
*	Rogers Corp.	7,476	1,504
	Avnet Inc.	39,387	1,501
*	Box Inc. Class A	58,053	1,500
	Allison Transmission Holdings Inc.	44,937	1,499
*	Magnite Inc.	55,397	1,497
*	Open Lending Corp. Class A	47,490	1,497
	Kulicke & Soffa Industries Inc.	26,265	1,497

122

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Walker & Dunlop Inc.	11,502	1,496
*	SeaWorld Entertainment Inc.	23,429	1,488
*	Altair Engineering Inc. Class A	19,104	1,486
*	United Airlines Holdings Inc.	32,170	1,484
*	Insmed Inc.	49,023	1,478
*	Calix Inc.	23,565	1,475
*	Phreesia Inc.	20,794	1,467
	Hillenbrand Inc.	32,216	1,465
*	Southwestern Energy Co.	299,032	1,459
*	LivePerson Inc.	28,184	1,452
	Outfront Media Inc.	58,353	1,452
*	Simply Good Foods Co.	36,482	1,447
*,2	Virgin Galactic Holdings Inc.	76,799	1,440
	Bank of Hawaii Corp.	17,030	1,439
	Apple Hospitality REIT Inc.	91,474	1,437
	Advanced Energy Industries Inc.	15,628	1,435
*	Madison Square Garden Sports Corp.	7,570	1,435
	ONE Gas Inc.	21,322	1,435
*	Axonics Inc.	19,531	1,433
*	Howard Hughes Corp.	16,447	1,433
*	Ingevity Corp.	18,391	1,433
	Home BancShares Inc.	60,209	1,431
*	Inari Medical Inc.	15,779	1,428
	California Water Service Group	23,438	1,427
	Continental Resources Inc.	29,241	1,427
*	Taylor Morrison Home Corp. Class A	46,724	1,426
	American Eagle Outfitters Inc.	60,023	1,425
*	Momentive Global Inc.	62,185	1,425
	eXp World Holdings Inc.	27,499	1,419
*,2	Skillz Inc. Class A	126,921	1,419
	Brink's Co.	20,581	1,418
*	Skyline Champion Corp.	22,396	1,418
*	Academy Sports & Outdoors Inc.	33,130	1,417
	Kennametal Inc.	35,615	1,416
*	Itron Inc.	18,174	1,413
	JBG SMITH Properties	48,928	1,412
	Antero Midstream Corp.	132,570	1,411
	Encore Wire Corp.	10,526	1,411
	LCI Industries	10,100	1,410
*	CryoPort Inc.	17,273	1,408
	Investors Bancorp Inc.	92,040	1,408
*	3D Systems Corp.	49,997	1,408
		Shares	Market Value• ($000)
	Eastern Bankshares Inc.	67,708	1,406
	PotlatchDeltic Corp.	26,883	1,405
	Aerojet Rocketdyne Holdings Inc.	31,828	1,401
	Hamilton Lane Inc. Class A	13,376	1,398
	Old National Bancorp	81,856	1,398
*	Veracyte Inc.	29,135	1,395
*	Certara Inc.	33,697	1,392
*	MACOM Technology Solutions Holdings Inc. Class H	19,923	1,391
*	Viavi Solutions Inc.	90,333	1,391
	SPX FLOW Inc.	18,602	1,390
	Silgan Holdings Inc.	34,557	1,389
*	Allakos Inc.	13,783	1,386
*	Digitalbridge Group Inc.	206,746	1,385
	Westlake Chemical Corp.	14,223	1,384
	Federated Hermes Inc.	41,520	1,383
	Rent-A-Center Inc.	25,969	1,383
*	Red Rock Resorts Inc. Class A	25,354	1,380
	Independent Bank Corp. (XNGS)	16,307	1,378
*	AtriCure Inc.	18,287	1,373
	Ameris Bancorp	26,181	1,372
	Essential Properties Realty Trust Inc.	46,046	1,372
	FirstCash Inc.	15,497	1,371
*	Integer Holdings Corp.	15,230	1,371
	Cabot Corp.	25,687	1,370
	Navient Corp.	69,370	1,367
*	Six Flags Entertainment Corp.	33,182	1,365
	Altra Industrial Motion Corp.	26,131	1,363
*	Shoals Technologies Group Inc. Class A	43,869	1,360
	Simmons First National Corp. Class A	45,439	1,358
	EnerSys	16,897	1,352
	Quaker Chemical Corp.	5,494	1,351
	Cracker Barrel Old Country Store Inc.	10,120	1,348
*	Sabre Corp.	129,911	1,348
	Spire Inc.	21,464	1,347
*	Dun & Bradstreet Holdings Inc.	71,435	1,346
	GATX Corp.	14,165	1,344
*	International Game Technology plc	45,425	1,340
	Group 1 Automotive Inc.	7,444	1,338
*	Merit Medical Systems Inc.	19,848	1,335
*	TripAdvisor Inc.	40,481	1,335
*	Liberty Broadband Corp. Class A	8,298	1,334

123

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	LGI Homes Inc.	8,931	1,333
	Sabra Health Care REIT Inc.	94,193	1,333
	White Mountains Insurance Group Ltd.	1,262	1,331
	Dana Inc.	59,926	1,330
*	Cargurus Inc.	39,611	1,329
*	PagerDuty Inc.	31,803	1,328
	Lancaster Colony Corp.	7,799	1,326
*	Cannae Holdings Inc.	38,628	1,317
	Mueller Water Products Inc. Class A	80,249	1,317
*	Inovalon Holdings Inc. Class A	32,260	1,316
*	Yelp Inc. Class A	33,982	1,313
*	FormFactor Inc.	32,990	1,312
*	Masonite International Corp.	10,891	1,307
*	Insight Enterprises Inc.	13,794	1,306
*	Nordstrom Inc.	45,468	1,306
*	Visteon Corp.	11,524	1,304
	Ormat Technologies Inc. (XNYS)	18,012	1,303
	ALLETE Inc.	21,147	1,301
*	Welbilt Inc.	54,946	1,300
*	frontdoor Inc.	34,844	1,299
	Werner Enterprises Inc.	28,591	1,296
	Helmerich & Payne Inc.	41,533	1,289
	Cogent Communications Holdings Inc.	16,821	1,288
*	Playtika Holding Corp.	45,303	1,281
*	Kirby Corp.	24,425	1,280
*	Coty Inc. Class A	150,870	1,279
	Cathay General Bancorp	30,093	1,270
	Comfort Systems USA Inc.	13,846	1,267
	ABM Industries Inc.	28,751	1,265
*	Vicor Corp.	8,306	1,259
*	Texas Capital Bancshares Inc.	20,689	1,254
	NorthWestern Corp.	21,961	1,249
*	American Airlines Group Inc.	65,022	1,248
	Pebblebrook Hotel Trust	55,451	1,245
*	Prestige Consumer Healthcare Inc.	20,753	1,245
	Switch Inc. Class A	49,219	1,244
*	Mr Cooper Group Inc.	28,308	1,241
*	CommVault Systems Inc.	20,141	1,239
	WSFS Financial Corp.	23,909	1,239
	Herman Miller Inc.	31,753	1,236
*	Enstar Group Ltd.	5,352	1,235
*	Callaway Golf Co.	45,635	1,234
	Washington Federal Inc.	34,892	1,234
		Shares	Market Value• ($000)
	Magnolia Oil & Gas Corp. Class A	58,799	1,228
*	Karuna Therapeutics Inc.	8,751	1,228
	AAON Inc.	17,118	1,227
	CVB Financial Corp.	61,254	1,226
*	Renewable Energy Group Inc.	19,148	1,225
	BOK Financial Corp.	12,065	1,221
	Gray Television Inc.	51,943	1,218
	Avangrid Inc.	23,030	1,214
	Badger Meter Inc.	11,871	1,214
	MGE Energy Inc.	15,992	1,214
	WD-40 Co.	5,348	1,214
	Atlantic Union Bankshares Corp.	33,818	1,213
	Terex Corp.	27,024	1,211
	UniFirst Corp.	6,112	1,210
	Corporate Office Properties Trust	44,563	1,209
*	Mercury Systems Inc.	23,414	1,207
	Hecla Mining Co.	208,560	1,205
	World Wrestling Entertainment Inc. Class A	19,717	1,205
*	CNX Resources Corp.	82,225	1,201
*	Equity Commonwealth	46,322	1,201
*	Intra-Cellular Therapies Inc.	27,808	1,198
	Live Oak Bancshares Inc.	13,424	1,197
	Piper Sandler Cos.	7,265	1,196
	United Community Banks Inc.	34,214	1,192
	Artisan Partners Asset Management Inc. Class A	24,035	1,191
*	Domtar Corp.	21,820	1,191
	Mueller Industries Inc.	22,627	1,191
*	Axos Financial Inc.	22,446	1,190
	MDC Holdings Inc.	24,290	1,190
	Installed Building Products Inc.	9,348	1,188
	News Corp. Class B	52,508	1,185
	Patterson Cos. Inc.	37,888	1,184
	EVERTEC Inc.	26,118	1,181
*	NuVasive Inc.	22,133	1,181
*	Amicus Therapeutics Inc.	112,221	1,178
	Shutterstock Inc.	9,651	1,169
	Helios Technologies Inc.	12,818	1,167
*	Shift4 Payments Inc. Class A	18,490	1,167
	Wolverine World Wide Inc.	35,104	1,164
*	Beacon Roofing Supply Inc.	21,977	1,162
*	R1 RCM Inc.	53,238	1,155
*	SunPower Corp.	34,310	1,155
*	Dorman Products Inc.	11,037	1,152

124

Total World Stock Index Fund
		Shares	Market Value• ($000)
	American Equity Investment Life Holding Co.	35,944	1,146
	Columbia Banking System Inc.	33,571	1,146
	Tronox Holdings plc Class A	49,107	1,145
*	Appfolio Inc. Class A	8,656	1,140
*	1Life Healthcare Inc.	52,648	1,140
	Towne Bank	36,142	1,139
	Moog Inc. Class A	15,062	1,138
	First BanCorp (XNYS)	83,156	1,135
*	BioCryst Pharmaceuticals Inc.	75,987	1,134
*	Kratos Defense & Security Solutions Inc.	53,032	1,134
*,2	Nikola Corp.	95,952	1,132
*	Tri Pointe Homes Inc.	46,676	1,129
	PROG Holdings Inc.	27,901	1,129
	NewMarket Corp.	3,315	1,127
	New Fortress Energy Inc. Class A	37,529	1,126
*	Reata Pharmaceuticals Inc. Class A	11,720	1,125
*	Discovery Inc. Class A	47,888	1,123
*	PTC Therapeutics Inc.	29,611	1,123
*	CareDx Inc.	21,950	1,119
*	Fluor Corp.	57,336	1,115
*	ChargePoint Holdings Inc.	45,003	1,115
	Owens & Minor Inc.	30,941	1,110
*	Jamf Holding Corp.	23,281	1,109
	Xerox Holdings Corp.	62,127	1,106
*	Hub Group Inc. Class A	14,058	1,105
	ESCO Technologies Inc.	13,060	1,104
	Arcosa Inc.	21,260	1,100
*	Leslie's Inc.	53,197	1,100
	Stepan Co.	9,155	1,099
	Belden Inc.	18,228	1,098
*	Editas Medicine Inc. Class A	29,912	1,098
	Vishay Intertechnology Inc.	57,101	1,097
*	Green Dot Corp. Class A	25,861	1,095
*	Fisker Inc.	68,137	1,094
*	Agios Pharmaceuticals Inc.	23,112	1,086
	SITE Centers Corp.	68,353	1,086
*	SPX Corp.	18,644	1,083
*	Amyris Inc.	72,942	1,081
*	Nektar Therapeutics Class A	71,305	1,081
	Clearway Energy Inc. Class C	30,396	1,078
		Shares	Market Value• ($000)
*	Sunstone Hotel Investors Inc.	87,184	1,076
	Winnebago Industries Inc.	15,851	1,073
*	Array Technologies Inc.	50,226	1,072
	Compass Minerals International Inc.	16,311	1,070
	Otter Tail Corp.	17,253	1,070
*	Xencor Inc.	27,031	1,069
	Covanta Holding Corp.	52,902	1,068
	Forward Air Corp.	10,621	1,068
	Independent Bank Group Inc.	14,772	1,068
	Avista Corp.	26,767	1,066
*	Gentherm Inc.	14,361	1,057
*	MP Materials Corp.	31,155	1,055
	Energizer Holdings Inc.	28,889	1,054
*	Sotera Health Co.	42,646	1,053
*	FuelCell Energy Inc.	131,440	1,050
	Progress Software Corp.	20,360	1,047
*	Sprouts Farmers Market Inc.	47,300	1,047
*	Plexus Corp.	11,951	1,044
	Monro Inc.	16,837	1,040
*	Ortho Clinical Diagnostics Holdings plc Class H	52,331	1,035
	Kontoor Brands Inc.	19,514	1,034
*	Sanmina Corp.	27,380	1,034
*	Vista Outdoor Inc.	24,718	1,034
	Kennedy-Wilson Holdings Inc.	46,138	1,032
	Uniti Group Inc.	72,009	1,030
*	Emergent BioSolutions Inc.	21,553	1,027
*	Hostess Brands Inc. Class A	54,258	1,026
	WesBanco Inc.	29,512	1,026
*	Cardlytics Inc.	13,022	1,024
	Atlantica Sustainable Infrastructure plc	26,032	1,024
*	Shake Shack Inc. Class A	14,758	1,021
*	NetScout Systems Inc.	37,582	1,017
*	Abercrombie & Fitch Co. Class A	25,701	1,016
	ManTech International Corp. Class A	11,756	1,014
	Virtus Investment Partners Inc.	3,148	1,007
	National Health Investors Inc.	18,674	1,004
	Bank of NT Butterfield & Son Ltd.	27,726	995
*	Myriad Genetics Inc.	32,303	994
*	8x8 Inc.	43,665	989
*	JELD-WEN Holding Inc.	36,013	987
*	Riot Blockchain Inc.	36,105	983

125

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Duck Creek Technologies Inc.	31,210	983
*	iRobot Corp.	11,723	978
*	PRA Group Inc.	22,715	974
*	Schrodinger Inc.	17,849	974
	Brady Corp. Class A	18,565	967
	Brandywine Realty Trust	72,897	966
*	Vroom Inc.	50,496	966
	Flagstar Bancorp Inc.	20,430	964
	Graham Holdings Co. Class B	1,641	961
	Santander Consumer USA Holdings Inc.	22,966	958
	First Midwest Bancorp Inc.	49,533	954
	Boise Cascade Co.	16,796	951
	Federal Signal Corp.	22,217	951
	Fulton Financial Corp.	58,875	948
*	Cushman & Wakefield plc	51,564	948
	Hilltop Holdings Inc.	26,607	943
*	Pacira BioSciences Inc.	18,032	943
	Albany International Corp. Class A	11,680	942
	Coca-Cola Consolidated Inc.	2,347	942
*	Rambus Inc.	40,461	942
*	Lemonade Inc.	15,159	942
*	Gibraltar Industries Inc.	14,424	940
*	Palomar Holdings Inc.	10,273	939
*	Magellan Health Inc.	9,890	938
	Piedmont Office Realty Trust Inc. Class A	52,600	934
*	CureVac NV	23,294	933
	South Jersey Industries Inc.	40,969	932
	Trinseo plc	16,629	932
	Medifast Inc.	4,742	931
*	Constellium SE Class A	50,551	931
	GrafTech International Ltd.	86,954	930
*	NanoString Technologies Inc.	19,248	930
*	iHeartMedia Inc. Class A	47,750	925
*	Alaska Air Group Inc.	17,469	922
	Jack in the Box Inc.	9,299	920
	TTEC Holdings Inc.	9,745	920
	Virtu Financial Inc. Class A	36,935	919
*	Dycom Industries Inc.	11,482	912
	Amkor Technology Inc.	41,567	911
	Horace Mann Educators Corp.	23,238	910
*	MEDNAX Inc.	33,425	910
	Rush Enterprises Inc. Class A	17,465	910
		Shares	Market Value• ($000)
	Newmark Group Inc. Class A	61,076	909
*	Raven Industries Inc.	15,678	907
*	Meredith Corp.	15,536	905
*	Stitch Fix Inc. Class A	26,158	905
	RLJ Lodging Trust	62,664	904
	Four Corners Property Trust Inc.	31,087	902
	Retail Opportunity Investments Corp.	50,699	901
	Trustmark Corp.	28,229	898
	International Bancshares Corp.	21,142	896
*	Vir Biotechnology Inc.	23,695	894
*	Evolent Health Inc. Class A	30,515	893
	Renasant Corp.	23,837	892
	SJW Group	13,475	888
*	Sleep Number Corp.	10,053	888
*	Verra Mobility Corp. Class A	59,685	888
	Minerals Technologies Inc.	12,500	887
	Washington REIT	34,963	886
*	Bottomline Technologies DE Inc.	19,124	885
*	AeroVironment Inc.	9,921	884
	First Merchants Corp.	21,248	883
*	Callon Petroleum Co.	17,062	883
*	O-I Glass Inc.	67,567	882
*	2U Inc.	29,764	879
	John Wiley & Sons Inc. Class A	16,219	879
*	ChemoCentryx Inc.	25,187	877
	Innospec Inc.	9,666	876
	McGrath RentCorp.	12,125	875
*	Realogy Holdings Corp.	50,541	875
	Trinity Industries Inc.	31,137	873
*	CommScope Holding Co. Inc.	81,297	871
*	Covetrus Inc.	43,046	869
	McAfee Corp.Class A	40,458	865
	First Financial Bancorp	36,185	860
*	Sage Therapeutics Inc.	21,274	859
*	Accolade Inc.	21,427	853
*	Alexander & Baldwin Inc.	34,669	850
	MFA Financial Inc.	188,396	850
	Cohen & Steers Inc.	8,947	849
*	NMI Holdings Inc. Class A	34,888	847
	Sandy Spring Bancorp Inc.	17,780	844
*	Ligand Pharmaceuticals Inc.	5,779	843
	Telephone and Data Systems Inc.	44,774	839

126

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,2	ContextLogic Inc. Class A	164,267	838
*	Corcept Therapeutics Inc.	46,527	837
*	iRhythm Technologies Inc.	11,914	836
	Xperi Holding Corp.	46,655	836
*	Genworth Financial Inc. Class A	202,328	832
*	AdaptHealth Corp. Class A	30,495	831
*	ODP Corp.	19,172	830
*	Glaukos Corp.	18,131	829
*	Allscripts Healthcare Solutions Inc.	60,100	828
	InterDigital Inc.	12,367	828
*	Liberty Media Corp.- Liberty Formula One Class A	15,869	828
	PennyMac Financial Services Inc.	13,324	827
	J & J Snack Foods Corp.	5,591	825
*	Urban Outfitters Inc.	25,781	823
*	TreeHouse Foods Inc.	22,733	822
*	BigCommerce Holdings Inc. Series 1	17,730	819
*	Sorrento Therapeutics Inc.	118,757	815
*	Cavco Industries Inc.	3,387	814
	Maxar Technologies Inc.	30,641	814
	Columbia Property Trust Inc.	42,435	813
	Capitol Federal Financial Inc.	66,793	810
*	ACADIA Pharmaceuticals Inc.	44,892	806
*	DiamondRock Hospitality Co.	89,030	805
*	Transocean Ltd. (XNYS)	227,978	805
*	KAR Auction Services Inc.	54,712	803
*	Global Blood Therapeutics Inc.	21,885	799
*	Liberty Latin America Ltd. Class C	66,233	797
*	Brinker International Inc.	18,946	795
	Ubiquiti Inc.	2,600	794
	Heartland Financial USA Inc.	15,767	790
*	Meritor Inc.	32,455	790
*	Apellis Pharmaceuticals Inc.	25,609	787
	Barnes Group Inc.	18,735	786
	Urban Edge Properties	44,774	785
*	LendingTree Inc.	4,819	778
	Apollo Commercial Real Estate Finance Inc.	51,269	776
		Shares	Market Value• ($000)
	Provident Financial Services Inc.	31,359	776
*	Xenia Hotels & Resorts Inc.	43,576	776
	Patrick Industries Inc.	9,890	771
*	SpringWorks Therapeutics Inc.	11,498	771
*	Grocery Outlet Holding Corp.	34,625	768
*	Bandwidth Inc. Class A	8,996	767
*	Cinemark Holdings Inc.	40,773	767
*	Relay Therapeutics Inc.	23,030	766
*	Selectquote Inc.	57,250	761
*	Ironwood Pharmaceuticals Inc. Class A	59,389	758
*	Coeur Mining Inc.	119,410	756
	Nu Skin Enterprises Inc. Class A	18,810	755
*	Jackson Financial Inc. Class A	27,875	755
*	Allegheny Technologies Inc.	46,804	754
*	Turning Point Therapeutics Inc.	18,118	753
	Two Harbors Investment Corp.	117,174	752
*	Stratasys Ltd.	23,849	752
*	Driven Brands Holdings Inc.	23,117	751
*	JFrog Ltd.	22,926	749
	Great Western Bancorp Inc.	21,847	744
	CareTrust REIT Inc.	35,656	740
	Banner Corp.	12,752	737
	Service Properties Trust	68,173	734
*	Cheesecake Factory Inc.	18,028	733
*	Fulgent Genetics Inc.	8,816	731
*	Petco Health & Wellness Co. Inc. Class A	29,540	731
	World Fuel Services Corp.	23,791	726
*	CBIZ Inc.	19,634	721
	Strategic Education Inc.	10,501	716
	Edgewell Personal Care Co.	20,370	713
	Tanger Factory Outlet Centers Inc.	42,399	712
	Vector Group Ltd.	53,546	710
*	CorVel Corp.	3,860	707
	PennyMac Mortgage Investment Trust	35,054	706
*,2	Cassava Sciences Inc.	16,325	704
*	Avanos Medical Inc.	22,265	702
*	Bloomin' Brands Inc.	32,422	701

127

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Mack-Cali Realty Corp.	38,511	701
	Worthington Industries Inc.	12,874	699
*	Cimpress plc	7,821	699
[2]	B&G Foods Inc.	23,601	695
	PriceSmart Inc.	9,643	694
*	Proto Labs Inc.	11,574	692
*	Central Garden & Pet Co. Class A	14,953	691
*	American Well Corp. Class A	76,708	690
	Northwest Bancshares Inc.	49,899	689
*	REVOLUTION Medicines Inc.	23,385	688
	iStar Inc.	27,160	686
*	Ferro Corp.	32,447	682
	ProAssurance Corp.	29,710	681
*	Avaya Holdings Corp.	36,466	679
*	Madison Square Garden Entertainment Corp.	9,629	679
*	Laureate Education Inc. Class A	39,147	678
*	Adtalem Global Education Inc.	18,282	675
	NBT Bancorp Inc.	18,378	674
	Patterson-UTI Energy Inc.	78,713	674
*	Allegro MicroSystems Inc.	20,164	673
*	Gates Industrial Corp. plc	40,889	672
*	C3.ai Inc. Class A	14,891	672
	American Assets Trust Inc.	17,694	669
	American National Group Inc.	3,502	664
	Argo Group International Holdings Ltd.	12,034	663
	Acadia Realty Trust	30,956	662
*	Sally Beauty Holdings Inc.	43,100	658
	HNI Corp.	17,473	653
	Sempra Energy	5,137	653
*	Enanta Pharmaceuticals Inc.	7,585	651
*	Knowles Corp.	31,232	651
	BGC Partners Inc. Class A	121,014	650
*	OSI Systems Inc.	6,955	648
	EnPro Industries Inc.	7,200	646
*	Encore Capital Group Inc.	11,915	644
	Acushnet Holdings Corp.	12,584	641
	Inter Parfums Inc.	6,908	638
	Methode Electronics Inc.	15,170	638
	Healthcare Services Group Inc.	33,136	636
	Big Lots Inc.	14,278	632
		Shares	Market Value• ($000)
	Eagle Bancorp Inc.	11,100	628
	Deluxe Corp.	17,541	626
*	Yext Inc.	49,502	623
*	Dicerna Pharmaceuticals Inc.	29,777	620
*	TTM Technologies Inc.	46,855	620
	Tennant Co.	7,808	620
	Carpenter Technology Corp.	20,015	618
	Stock Yards Bancorp Inc.	10,072	617
	Brightsphere Investment Group Inc.	20,577	617
*	UniQure N.V.	20,206	616
*	Golar LNG Ltd.	47,306	616
*	Bed Bath & Beyond Inc.	43,275	608
*	Dine Brands Global Inc.	7,146	604
*	Dave & Buster's Entertainment Inc.	16,229	603
	Global Net Lease Inc.	37,640	603
	Granite Construction Inc.	16,155	600
*	Rocket Pharmaceuticals Inc.	20,197	600
	St. Joe Co.	12,698	597
	Dillard's Inc. Class A	2,579	596
	Hope Bancorp Inc.	40,854	596
	Reynolds Consumer Products Inc.	22,084	596
	Northwest Natural Holding Co.	13,032	588
	Greif Inc. Class A	9,000	582
*	Oceaneering International Inc.	42,470	578
*	FARO Technologies Inc.	7,831	576
*	Harsco Corp.	33,641	575
	H&E Equipment Services Inc.	12,733	574
*	PBF Energy Inc. Class A	39,302	574
	Kaiser Aluminum Corp.	5,894	573
	Lindsay Corp.	3,923	571
	Oxford Industries Inc.	6,147	570
*	MakeMyTrip Ltd.	17,997	570
	Primoris Services Corp.	21,057	567
	Kaman Corp.	15,779	565
	Ladder Capital Corp. Class A	47,112	565
*	Bluebird Bio Inc.	24,073	564
	Paramount Group Inc.	66,468	564
	Berkshire Hills Bancorp Inc.	20,730	563
*	Alector Inc.	25,740	560
*	TriMas Corp.	16,700	557
	ADT Inc.	66,414	555

128

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CSG Systems International Inc.	11,066	554
*	Surgery Partners Inc.	13,476	554
*	Kosmos Energy Ltd.	153,446	552
	Getty Realty Corp.	17,159	551
	Mercury General Corp.	10,101	550
*,2	Inovio Pharmaceuticals Inc.	76,930	549
	La-Z-Boy Inc.	16,433	546
*	Orion Engineered Carbons SA	28,976	545
	Schneider National Inc. Class B	21,826	544
	Clearway Energy Inc. Class A	16,425	542
	Washington Trust Bancorp Inc.	9,877	540
*	Marcus & Millichap Inc.	11,387	536
	Materion Corp.	7,432	536
*	Kraton Corp.	11,698	534
*	MicroVision Inc.	70,167	534
	Standex International Corp.	4,802	534
	Sturm Ruger & Co. Inc.	6,775	534
*	USANA Health Sciences Inc.	5,489	533
	Westamerica BanCorp.	9,567	533
*	OPKO Health Inc.	140,140	531
	Diversified Healthcare Trust	144,899	527
	Redwood Trust Inc.	38,700	525
	Sinclair Broadcast Group Inc. Class A	20,097	525
	Centerspace	5,175	524
*	Parsons Corp.	15,086	523
	Safehold Inc.	6,982	522
	Nelnet Inc. Class A	6,311	521
*	Pilgrim's Pride Corp.	18,506	521
	First Commonwealth Financial Corp.	33,977	520
*	REGENXBIO Inc.	14,409	511
	Shenandoah Telecommunications Co.	18,461	510
*	Varex Imaging Corp.	18,948	509
*	Supernus Pharmaceuticals Inc.	17,000	507
*	PROS Holdings Inc.	16,860	506
	Cal-Maine Foods Inc.	13,865	500
	Enerpac Tool Group Corp. Class A	23,877	499
	Empire State Realty Trust Inc. Class A	50,986	494
	Greenbrier Cos. Inc.	12,050	494
	RPT Realty	37,104	493
	Fresh Del Monte Produce Inc.	14,697	492
	National Beverage Corp.	8,696	490
		Shares	Market Value• ($000)
*	AMC Networks Inc. Class A	12,292	489
	LTC Properties Inc.	15,330	488
*	GrowGeneration Corp.	23,092	487
*	Plantronics Inc.	18,036	483
*	Cognyte Software Ltd.	24,134	481
*	G-III Apparel Group Ltd.	16,670	478
	Archrock Inc.	58,248	477
	Community Trust Bancorp Inc.	10,916	477
*	Lions Gate Entertainment Corp. Class B	42,090	476
*	Brookdale Senior Living Inc.	72,091	469
	AZZ Inc.	8,800	468
*	Heron Therapeutics Inc.	42,474	468
	City Holding Co.	5,856	466
	BancFirst Corp.	7,139	464
*	Allogene Therapeutics Inc.	26,816	462
*	eHealth Inc.	10,387	461
	Kelly Services Inc. Class A	25,376	458
*	American Woodmark Corp.	6,654	457
	S&T Bancorp Inc.	14,759	451
	Buckle Inc.	10,800	450
*	CoreCivic Inc.	52,311	450
*	Desktop Metal Inc. Class A	64,362	450
	Employers Holdings Inc.	11,517	445
*	Columbia Financial Inc.	23,841	444
*	Sylvamo Corp.	15,727	443
	Brookline Bancorp Inc.	27,418	440
	Griffon Corp.	16,625	440
*	Berkeley Lights Inc.	18,869	439
	Astec Industries Inc.	8,192	437
	Delek US Holdings Inc.	22,478	437
*	Deciphera Pharmaceuticals Inc.	13,068	436
	Core Laboratories NV	16,736	435
	CTS Corp.	12,100	431
*	Huron Consulting Group Inc.	8,567	430
	Safety Insurance Group Inc.	5,484	430
*	AAR Corp.	12,010	425
	Universal Corp.	9,018	424
	Office Properties Income Trust	16,401	420
*	Multiplan Corp.	96,617	416
*	Children's Place Inc.	5,000	414
	EW Scripps Co. Class A	22,243	414
*	Atara Biotherapeutics Inc.	26,691	413
*	FibroGen Inc.	36,683	408

129

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Lennar Corp. Class B	4,965	408
	Matthews International Corp. Class A	11,719	403
*	Tivity Health Inc.	16,116	403
	Weis Markets Inc.	7,154	403
*	Consensus Cloud Solutions Inc.	6,326	401
	Apartment Investment and Management Co. Class A	52,743	400
	Heartland Express Inc.	24,180	395
*	American Axle & Manufacturing Holdings Inc.	43,342	394
	Scholastic Corp.	10,900	394
*	Axsome Therapeutics Inc.	10,124	390
	CNA Financial Corp.	8,700	390
*	JetBlue Airways Corp.	27,524	386
[2]	ARMOUR Residential REIT Inc.	36,562	385
*	EchoStar Corp. Class A	16,414	385
*	GCP Applied Technologies Inc.	16,995	384
*	Dril-Quip Inc.	16,257	383
*	Lions Gate Entertainment Corp. Class A	29,135	377
	Schweitzer-Mauduit International Inc.	10,778	376
*	Summit Hotel Properties Inc.	37,496	375
	Kearny Financial Corp.	27,587	370
*	WW International Inc.	21,142	367
*	SiriusPoint Ltd.	38,928	366
	Steelcase Inc. Class A	30,400	362
	Apogee Enterprises Inc.	8,600	361
*	Century Aluminum Co.	27,189	359
*	Radius Health Inc.	16,611	359
	Guess? Inc.	17,200	356
*	Myovant Sciences Ltd.	16,279	356
	WisdomTree Investments Inc.	55,362	354
*	Imax Corp.	18,800	354
*	Vivint Smart Home Inc.	38,845	352
*	TrueBlue Inc.	12,600	351
*	US Ecology Inc.	10,864	350
*	Madrigal Pharmaceuticals Inc.	4,472	348
*	Innoviva Inc.	19,900	347
	Republic Bancorp Inc. Class A	6,430	347
*	Endo International plc	80,789	343
		Shares	Market Value• ($000)
*	NextGen Healthcare Inc.	20,722	341
	TFS Financial Corp.	17,420	339
	Ebix Inc.	10,260	337
	State Auto Financial Corp.	6,500	334
*	Workhorse Group Inc.	48,713	328
*	Liberty Media Corp.- Liberty Braves Class C	11,018	327
*	NETGEAR Inc.	11,352	327
	Atlas Corp.	23,268	326
	GEO Group Inc.	39,698	325
	Scorpio Tankers Inc.	19,766	317
	Benchmark Electronics Inc.	13,300	310
	Matson Inc.	3,700	308
	SFL Corp. Ltd.	38,345	303
*	ScanSource Inc.	8,411	301
	Neenah Inc.	5,900	298
*	Zogenix Inc.	19,398	297
	Universal Health Realty Income Trust	5,094	290
*	Inogen Inc.	7,201	286
*	Allegiant Travel Co.	1,626	285
	1st Source Corp.	5,811	281
	Aaron's Co. Inc.	12,027	281
*	Natus Medical Inc.	11,196	280
*	Blucora Inc.	16,400	271
*,2	Maxeon Solar Technologies Ltd.	12,000	270
*	Amneal Pharmaceuticals Inc.	48,745	268
*	Liberty Latin America Ltd. Class A	22,191	267
*	NOW Inc.	36,496	264
	ACCO Brands Corp.	31,661	262
*	Pennant Group Inc.	9,938	254
	Brightspire Capital Inc. Class A	25,568	251
	Calavo Growers Inc.	6,226	250
	Saul Centers Inc.	5,132	238
*	Orthofix Medical Inc.	6,600	237
*	Forrester Research Inc.	4,285	228
	Alexander's Inc.	800	223
	SolarWinds Corp.	13,823	223
*	Copa Holdings SA Class A	2,965	219
*	Taro Pharmaceutical Industries Ltd.	3,800	211
*	Precigen Inc.	43,240	209
*	Spirit Airlines Inc.	8,709	190
	Ormat Technologies Inc.	2,610	190
	CVR Energy Inc.	9,664	185
*	N-Able Inc.	13,823	184
	Tootsie Roll Industries Inc.	5,741	182
*	Liberty Media Corp.- Liberty Braves Class A	5,866	179
*	SkyWest Inc.	4,085	176

130

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tutor Perini Corp.	12,200	166
	ATN International Inc.	4,035	165
*	Epizyme Inc.	33,673	141
*	US Cellular Corp.	4,600	141
*	Theravance Biopharma Inc.	16,757	130
*	Immunovant Inc.	14,259	115
*,1	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/21	8,266	7
*,1	Media General Inc. CVR	21,051	1
*	Piedmont Lithium Inc. GDR	1,851	1
*,1	Ferroglobe Unit	10,400	—
			20,196,030
Total Common Stocks (Cost $23,060,320)			34,053,902
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 0.070% (Cost $281,376)	2,813,871	281,387
Total Investments (100.4%) (Cost $23,341,696)			34,335,289
Other Assets and Liabilities—Net (-0.4%)			(137,085)
Net Assets (100%)			34,198,204
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $206,300,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $490,362,000, representing 1.4% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $223,521,000 was received for securities on loan, of which $218,790,000 is held in Vanguard Market Liquidity Fund and $4,731,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
131

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	109	12,510	436
E-mini S&P 500 Index	December 2021	305	70,104	3,377
Euro Stoxx 50 Index	December 2021	286	14,008	323
FTSE 100 Index	December 2021	60	5,932	178
MSCI Emerging Markets Index	December 2021	286	18,047	(97)
S&P ASX 200 Index	December 2021	29	3,970	(36)
S&P TSX 60 Index	December 2021	19	3,870	123
Topix Index	December 2021	50	8,741	(317)
				3,987

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of Montreal	12/15/21	AUD	1,932	USD	1,425	28	—
Royal Bank of Canada	12/15/21	AUD	362	USD	267	5	—
Toronto-Dominion Bank	12/15/21	CAD	4,574	USD	3,632	64	—
Goldman Sachs International	12/15/21	CAD	4,260	USD	3,357	86	—
Royal Bank of Canada	12/15/21	CAD	2,253	USD	1,796	24	—
Morgan Stanley Capital Services Inc.	12/15/21	EUR	12,014	USD	14,219	—	(316)
Bank of Montreal	12/15/21	EUR	6,156	USD	7,299	—	(175)
BNP Paribas	12/15/21	EUR	3,370	USD	4,010	—	(110)
Royal Bank of Canada	12/15/21	EUR	889	USD	1,032	—	(3)
Royal Bank of Canada	12/15/21	GBP	2,163	USD	2,977	—	(15)
Bank of Montreal	12/15/21	GBP	928	USD	1,282	—	(12)
Royal Bank of Canada	12/15/21	GBP	355	USD	485	1	—
Morgan Stanley Capital Services Inc.	12/15/21	GBP	213	USD	290	2	—
Morgan Stanley Capital Services Inc.	12/15/21	INR	498,612	USD	6,728	—	(104)
Morgan Stanley Capital Services Inc.	12/15/21	JPY	1,257,091	USD	11,474	—	(437)
Royal Bank of Canada	12/15/21	JPY	556,534	USD	5,045	—	(159)
UBS AG	12/15/21	JPY	275,732	USD	2,510	—	(90)
Morgan Stanley Capital Services Inc.	12/15/21	USD	3,442	AUD	4,733	—	(119)
JPMorgan Chase Bank, N.A.	12/15/21	USD	5,443	CAD	6,888	—	(124)
Morgan Stanley Capital Services Inc.	12/15/21	USD	3,130	CAD	3,992	—	(96)
JPMorgan Chase Bank, N.A.	12/15/21	USD	10,339	CHF	9,459	—	(6)
Barclays Bank plc	12/15/21	USD	673	DKK	4,237	14	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	11,410	EUR	9,723	157	—
132

Total World Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	12/15/21	USD	5,753	EUR	4,896	87	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	6,773	GBP	4,953	—	(8)
JPMorgan Chase Bank, N.A.	12/15/21	USD	3,201	HKD	24,902	—	—
BNP Paribas	12/15/21	USD	11,865	JPY	1,321,511	263	—
Royal Bank of Canada	12/15/21	USD	6,638	JPY	734,827	188	—
Deutsche Bank AG	12/15/21	USD	5,570	JPY	612,036	197	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	2,264	KRW	2,645,559	3	—
						1,119	(1,774)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At October 31, 2021, the counterparties had deposited in segregated accounts cash of $31,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
133

Total World Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $23,060,320)	34,053,902
Affiliated Issuers (Cost $281,376)	281,387
Total Investments in Securities	34,335,289
Investment in Vanguard	1,101
Cash	14,140
Cash Collateral Pledged—Futures Contracts	7,687
Cash Collateral Pledged—Forward Currency Contracts	550
Foreign Currency, at Value (Cost $30,827)	30,644
Receivables for Investment Securities Sold	9,023
Receivables for Accrued Income	52,660
Receivables for Capital Shares Issued	6,003
Unrealized Appreciation—Forward Currency Contracts	1,119
Total Assets	34,458,216
Liabilities
Payables for Investment Securities Purchased	14,883
Collateral for Securities on Loan	223,521
Payables for Capital Shares Redeemed	2,565
Payables to Vanguard	909
Variation Margin Payable—Futures Contracts	128
Unrealized Depreciation—Forward Currency Contracts	1,774
Deferred Foreign Capital Gains Taxes	16,232
Total Liabilities	260,012
Net Assets	34,198,204
134

Total World Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	23,771,730
Total Distributable Earnings (Loss)	10,426,474
Net Assets	34,198,204

ETF Shares—Net Assets
Applicable to 235,322,399 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,166,040
Net Asset Value Per Share—ETF Shares	$106.94

Admiral Shares—Net Assets
Applicable to 135,916,799 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,149,267
Net Asset Value Per Share—Admiral Shares	$37.89

Institutional Shares—Net Assets
Applicable to 17,779,235 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,882,897
Net Asset Value Per Share—Institutional Shares	$218.40

See accompanying Notes, which are an integral part of the Financial Statements.
135

Total World Stock Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends[1]	541,537
Interest[2]	99
Securities Lending—Net	4,452
Total Income	546,088
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,548
Management and Administrative—ETF Shares	10,648
Management and Administrative—Admiral Shares	3,538
Management and Administrative—Institutional Shares	2,416
Marketing and Distribution—ETF Shares	541
Marketing and Distribution—Admiral Shares	153
Marketing and Distribution—Institutional Shares	99
Custodian Fees	1,184
Auditing Fees	43
Shareholders’ Reports—ETF Shares	241
Shareholders’ Reports—Admiral Shares	35
Shareholders’ Reports—Institutional Shares	5
Trustees’ Fees and Expenses	8
Total Expenses	21,459
Net Investment Income	524,629
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(107,360)
Futures Contracts	41,750
Swap Contracts	13
Forward Currency Contracts	(553)
Foreign Currencies	(1,151)
Realized Net Gain (Loss)	(67,301)
136

Total World Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	7,624,193
Futures Contracts	7,822
Swap Contracts	(3)
Forward Currency Contracts	(66)
Foreign Currencies	(921)
Change in Unrealized Appreciation (Depreciation)	7,631,025
Net Increase (Decrease) in Net Assets Resulting from Operations	8,088,353
1	Dividends are net of foreign withholding taxes of $35,514,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $96,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $56,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $16,224,000.

See accompanying Notes, which are an integral part of the Financial Statements.
137

Total World Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	524,629	382,588
Realized Net Gain (Loss)	(67,301)	55,647
Change in Unrealized Appreciation (Depreciation)	7,631,025	627,154
Net Increase (Decrease) in Net Assets Resulting from Operations	8,088,353	1,065,389
Distributions
ETF Shares	(351,277)	(275,179)
Admiral Shares	(72,781)	(51,356)
Institutional Shares	(65,774)	(64,101)
Total Distributions	(489,832)	(390,636)
Capital Share Transactions
Investor Shares	—	(3,594)
ETF Shares	5,703,441	1,493,356
Admiral Shares	1,187,620	530,126
Institutional Shares	(310,062)	94,517
Net Increase (Decrease) from Capital Share Transactions	6,580,999	2,114,405
Total Increase (Decrease)	14,179,520	2,789,158
Net Assets
Beginning of Period	20,018,684	17,229,526
End of Period	34,198,204	20,018,684

See accompanying Notes, which are an integral part of the Financial Statements.
138

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$78.87	$76.83	$69.96	$72.13	$59.62
Investment Operations
Net Investment Income[1]	1.838	1.556	1.801	1.732	1.512
Net Realized and Unrealized Gain (Loss) on Investments	27.954	2.078	6.825	(2.241)	12.528
Total from Investment Operations	29.792	3.634	8.626	(.509)	14.040
Distributions
Dividends from Net Investment Income	(1.722)	(1.594)	(1.756)	(1.661)	(1.530)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.722)	(1.594)	(1.756)	(1.661)	(1.530)
Net Asset Value, End of Period	$106.94	$78.87	$76.83	$69.96	$72.13
Total Return	37.99%	4.87%	12.60%	-0.82%	23.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,166	$14,070	$12,122	$11,372	$9,755
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.84%	2.03%	2.48%	2.32%	2.28%
Portfolio Turnover Rate[2]	6%	6%	7%	9%	10%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
139

Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,		February 7, 2019[1] to October 31, 2019
	2021	2020
Net Asset Value, Beginning of Period	$27.94	$27.22	$25.00
Investment Operations
Net Investment Income[2]	.644	.547	.488
Net Realized and Unrealized Gain (Loss) on Investments	9.908	.732	2.173
Total from Investment Operations	10.552	1.279	2.661
Distributions
Dividends from Net Investment Income	(.602)	(.559)	(.441)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.602)	(.559)	(.441)
Net Asset Value, End of Period	$37.89	$27.94	$27.22
Total Return[3]	37.98%	4.83%	10.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,149	$2,842	$2,181
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	1.82%	2.02%	2.53%[4]
Portfolio Turnover Rate[5]	6%	6%	7%[6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
140

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$161.08	$156.89	$142.87	$147.32	$121.75
Investment Operations
Net Investment Income[1]	3.694	3.176	3.702	3.531	3.112
Net Realized and Unrealized Gain (Loss) on Investments	57.129	4.265	13.907	(4.578)	25.594
Total from Investment Operations	60.823	7.441	17.609	(1.047)	28.706
Distributions
Dividends from Net Investment Income	(3.503)	(3.251)	(3.589)	(3.403)	(3.136)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.503)	(3.251)	(3.589)	(3.403)	(3.136)
Net Asset Value, End of Period	$218.40	$161.08	$156.89	$142.87	$147.32
Total Return	37.97%	4.87%	12.57%	-0.82%	23.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,883	$3,107	$2,924	$2,570	$2,529
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.03%	2.49%	2.33%	2.29%
Portfolio Turnover Rate[2]	6%	6%	7%	9%	10%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
141

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of
142

Total World Stock Index Fund
stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
143

Total World Stock Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at October 31, 2021.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
144

Total World Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
145

Total World Stock Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,101,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
146

Total World Stock Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	21,487,431	4,130	8	21,491,569
Common Stocks—Other	247,108	12,285,765	29,460	12,562,333
Temporary Cash Investments	281,387	—	—	281,387
Total	22,015,926	12,289,895	29,468	34,335,289
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,437	—	—	4,437
Forward Currency Contracts	—	1,119	—	1,119
Total	4,437	1,119	—	5,556
Liabilities
Futures Contracts[1]	450	—	—	450
Forward Currency Contracts	—	1,774	—	1,774
Total	450	1,774	—	2,224
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
147

Total World Stock Index Fund
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4,437	—	4,437
Unrealized Appreciation—Forward Currency Contracts	—	1,119	1,119
Total Assets	4,437	1,119	5,556

Unrealized Depreciation—Futures Contracts[1]	450	—	450
Unrealized Depreciation—Forward Currency Contracts	—	1,774	1,774
Total Liabilities	450	1,774	2,224
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	41,750	—	41,750
Swap Contracts	13	—	13
Forward Currency Contracts	—	(553)	(553)
Realized Net Gain (Loss) on Derivatives	41,763	(553)	41,210
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	7,822	—	7,822
Swap Contracts	(3)	—	(3)
Forward Currency Contracts	—	(66)	(66)
Change in Unrealized Appreciation (Depreciation) on Derivatives	7,819	(66)	7,753
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	12
Total Distributable Earnings (Loss)	(12)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods
148

Total World Stock Index Fund
for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	164,174
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(622,416)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	10,884,716
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	489,832	390,636
Long-Term Capital Gains	—	—
Total	489,832	390,636
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,433,969
Gross Unrealized Appreciation	12,505,587
Gross Unrealized Depreciation	(1,604,485)
Net Unrealized Appreciation (Depreciation)	10,901,102
F.	During the year ended October 31, 2021, the fund purchased $8,410,109,000 of investment securities and sold $1,761,943,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,894,243,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2021, such purchases were $262,386,000 and sales were $157,694,000, resulting in net realized loss of $13,033,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
149

Total World Stock Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	70	2
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(3,664)	(115)
Net Increase (Decrease)—Investor Shares	—	—	(3,594)	(113)
ETF Shares
Issued	5,703,441	56,936	2,214,590	30,406
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(721,234)	(9,800)
Net Increase (Decrease)—ETF Shares	5,703,441	56,936	1,493,356	20,606
Admiral Shares
Issued[1]	1,998,565	57,315	1,409,764	55,845
Issued in Lieu of Cash Distributions	63,440	1,817	45,953	1,739
Redeemed	(874,385)	(24,928)	(925,591)	(35,995)
Net Increase (Decrease)—Admiral Shares	1,187,620	34,204	530,126	21,589
Institutional Shares
Issued	822,546	4,037	964,601	6,259
Issued in Lieu of Cash Distributions	62,725	314	61,520	403
Redeemed	(1,195,333)	(5,858)	(931,604)	(6,011)
Net Increase (Decrease)—Institutional Shares	(310,062)	(1,507)	94,517	651
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 73,932 and 85,057 shares, respectively, in the amount of $2,357,000 from the conversion during the year ended 2020.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
150

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
151

Special 2021 tax information (unaudited) for Vanguard Total World Stock Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $441,312,000 of qualified dividend income to shareholders during the fiscal year.
The fund distributed $11,391,000 of qualified business income to shareholders during the fiscal year.
For corporate shareholders, 32.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund designates to shareholders foreign source income of $367,125,000 and foreign taxes paid of $32,300,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
152

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q6280 122021

Annual Report   |   October 31, 2021
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
FTSE All-World ex-US Index Fund	4
FTSE All-World ex-US Small-Cap Index Fund	79
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, Vanguard FTSE All-World ex-US Index Fund returned about 30%. Vanguard FTSE All-World ex-US Small-Cap Index Fund returned about 37%. Both funds slightly trailed their benchmarks in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.[1]
•	During the fiscal year, the global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the coronavirus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers also was a key to the rebound.
•	By region, Europe contributed most to returns for both funds, while Middle Eastern stocks contributed the least.
•	All 11 industry sectors contributed positively to the performance of both funds. Financial and industrial stocks helped the All-World ex-US Index Fund the most. For the All-World ex-US Small-Cap Index Fund, industrials and consumer discretionary stocks contributed the most.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%

1 See Note A-1, “Security Valuation,” in the Notes to Financial Statements.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,019.80	$0.31
Admiral™ Shares	1,000.00	1,019.60	0.56
Institutional Shares	1,000.00	1,019.70	0.41
Institutional Plus Shares	1,000.00	1,019.90	0.31
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,037.80	$0.21
Admiral Shares	1,000.00	1,037.40	0.82
Institutional Shares	1,000.00	1,037.40	0.56
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
ETF Shares	$1,000.00	$1,024.90	$0.31
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares	$1,000.00	$1,025.00	$0.20
Admiral Shares	1,000.00	1,024.40	0.82
Institutional Shares	1,000.00	1,024.65	0.56
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.06% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.04% for ETF Shares, 0.16% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

FTSE All-World ex-US Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	29.82%	9.99%	7.09%	$19,835
FTSE All-World ex-US Index Fund ETF Shares Market Price	29.93	10.01	7.11	19,874
FTSE All-World ex US Index	30.23	10.05	7.03	19,718
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Index Fund Admiral Shares	29.76%	9.96%	7.07%	$19,798
FTSE All-World ex US Index	30.23	10.05	7.03	19,718
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Index Fund
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
FTSE All-World ex-US Index Fund Institutional Shares	29.82%	9.99%	7.10%	$9,924,449
FTSE All-World ex US Index	30.23	10.05	7.03	9,859,196
FTSE Global All Cap ex US Index	30.96	10.06	7.09	9,918,026

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
FTSE All-World ex-US Index Fund Institutional Plus Shares	29.84%	10.02%	7.12%	$198,942,440
FTSE All-World ex US Index	30.23	10.05	7.03	197,183,920
FTSE Global All Cap ex US Index	30.96	10.06	7.09	198,360,510
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
FTSE All-World ex-US Index Fund ETF Shares Market Price	29.93%	61.11%	98.74%
FTSE All-World ex-US Index Fund ETF Shares Net Asset Value	29.82	60.97	98.35
FTSE All-World ex US Index	30.23	61.41	97.18
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

FTSE All-World ex-US Index Fund
Fund Allocation
As of October 31, 2021
Japan	15.8%
United Kingdom	9.6
China	9.5
France	6.7
Canada	6.2
Switzerland	6.0
Germany	5.6
Australia	4.8
Taiwan	4.3
India	3.7
South Korea	3.5
Netherlands	3.3
Sweden	2.4
Hong Kong	2.1
Italy	1.7
Denmark	1.6
Spain	1.5
Brazil	1.3
Saudi Arabia	1.0
Russia	1.0
South Africa	1.0
Other	7.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (4.7%)
	Commonwealth Bank of Australia	3,214,672	254,802
	CSL Ltd.	856,555	194,901
	BHP Group Ltd.	5,546,482	152,345
	National Australia Bank Ltd.	6,217,068	135,171
	Westpac Banking Corp.	6,911,568	134,466
	Australia & New Zealand Banking Group Ltd.	5,360,865	114,082
[1]	Macquarie Group Ltd.	626,638	92,510
	Wesfarmers Ltd.	2,133,669	92,315
	Woolworths Group Ltd.	2,275,842	65,555
	Transurban Group (XASX)	5,733,755	58,422
	Goodman Group	3,421,752	56,654
	Rio Tinto Ltd.	699,168	47,902
	Aristocrat Leisure Ltd.	1,261,388	44,737
*	Afterpay Ltd.	420,212	38,928
	Amcor plc GDR	2,912,726	35,253
	James Hardie Industries plc GDR	841,389	33,055
	Woodside Petroleum Ltd.	1,812,188	31,680
	Fortescue Metals Group Ltd.	2,992,675	31,184
	Coles Group Ltd.	2,401,672	31,123
	Newcrest Mining Ltd.	1,539,204	28,838
	Sonic Healthcare Ltd.	897,542	27,235
*	Xero Ltd.	238,787	27,227
	QBE Insurance Group Ltd.	2,778,485	24,877
	South32 Ltd.	8,915,148	24,049
	ASX Ltd.	367,144	23,089
	Telstra Corp. Ltd.	7,869,291	22,746
	Scentre Group	9,825,041	22,410
	Suncorp Group Ltd.	2,423,774	21,448
	Brambles Ltd.	2,758,305	20,926
	Cochlear Ltd.	121,339	20,295
	Santos Ltd.	3,334,222	17,508
		Shares	Market Value• ($000)
	Ramsay Health Care Ltd.	327,526	17,505
	Dexus Industria REIT (XASX)	2,058,473	16,885
	Insurance Australia Group Ltd.	4,658,452	16,880
	Mirvac Group	7,490,714	15,986
	Stockland	4,545,639	15,669
*	Sydney Airport	2,494,088	15,467
	BlueScope Steel Ltd.	952,177	14,879
	Northern Star Resources Ltd.	2,145,003	14,850
	Tabcorp Holdings Ltd.	3,931,786	14,805
	Computershare Ltd. (XASX)	1,026,833	14,611
	SEEK Ltd.	586,060	14,565
	GPT Group	3,682,073	14,375
	APA Group	2,220,664	13,778
	Medibank Pvt Ltd.	5,214,872	13,106
	Origin Energy Ltd.	3,316,636	12,703
	Oil Search Ltd.	3,908,018	12,660
	Endeavour Group Ltd.	2,365,023	12,153
	Treasury Wine Estates Ltd.	1,367,542	11,933
	Domino's Pizza Enterprises Ltd.	114,367	11,732
	Charter Hall Group	886,205	11,627
	OZ Minerals Ltd.	604,615	11,501
	Ampol Ltd.	448,681	10,379
	Lendlease Corp. Ltd.	1,307,902	10,361
	IDP Education Ltd.	341,691	9,667
	REA Group Ltd.	79,169	9,609
	Vicinity Centres	7,193,782	9,395
	ALS Ltd.	893,280	8,959
	Orica Ltd.	778,417	8,936
	Evolution Mining Ltd.	3,222,065	8,748
	Aurizon Holdings Ltd.	3,419,944	8,719
	Atlas Arteria Ltd.	1,824,096	8,573
	IGO Ltd.	1,155,673	8,463
	Incitec Pivot Ltd.	3,679,470	8,325
	JB Hi-Fi Ltd.	213,046	8,134
	carsales.com Ltd.	429,962	8,046
	Bank of Queensland Ltd.	1,199,020	7,983

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	NEXTDC Ltd.	863,738	7,710
	Mineral Resources Ltd.	260,864	7,669
	Reece Ltd.	501,474	7,604
	Alumina Ltd.	4,800,394	7,255
	Bendigo & Adelaide Bank Ltd.	1,032,870	7,234
	Magellan Financial Group Ltd.	261,617	6,882
	Qube Holdings Ltd.	2,777,741	6,709
	Challenger Ltd.	1,275,592	6,700
	AusNet Services Ltd.	3,465,106	6,444
	WiseTech Global Ltd.	163,859	6,386
	Downer EDI Ltd.	1,301,549	6,223
	Altium Ltd.	208,739	5,815
	Ansell Ltd.	239,453	5,733
	Worley Ltd.	697,296	5,729
	Metcash Ltd.	1,854,366	5,715
*	Qantas Airways Ltd.	1,379,821	5,588
	Iluka Resources Ltd.	779,446	5,561
	Cleanaway Waste Management Ltd.	2,530,104	5,146
*	AMP Ltd.	6,228,454	5,096
	AGL Energy Ltd.	1,170,247	5,047
*	Crown Resorts Ltd.	661,489	4,986
*	Star Entertainment Grp Ltd.	1,593,026	4,427
	Seven Group Holdings Ltd.	262,100	4,281
	Washington H Soul Pattinson & Co. Ltd.	170,923	4,209
	Shopping Centres Australasia Property Group	2,002,391	4,207
	Harvey Norman Holdings Ltd.	1,107,537	4,155
	Orora Ltd.	1,652,125	4,133
	CSR Ltd.	897,918	4,031
*	Flight Centre Travel Group Ltd.	266,407	4,031
*	Boral Ltd.	787,670	3,800
	IOOF Holdings Ltd.	1,183,748	3,664
	TPG Telecom Ltd.	687,085	3,508
	Beach Energy Ltd.	3,240,394	3,404
	Sims Ltd.	307,221	3,344
*	Whitehaven Coal Ltd.	1,635,781	3,237
	Pro Medicus Ltd.	75,540	3,051
	Perpetual Ltd.	101,810	2,910
	CIMIC Group Ltd.	179,268	2,701
	Deterra Royalties Ltd.	756,601	2,226
*	Nufarm Ltd.	608,767	2,005
	Adbri Ltd.	856,505	1,928
	Appen Ltd.	202,402	1,649
	Platinum Asset Management Ltd.	558,365	1,289
	Domain Holdings Australia Ltd.	195,447	849
*,1	Bgp Holdings plc	3,738,510	14
			2,561,985
Austria (0.1%)
	Erste Group Bank AG	538,256	23,084
	OMV AG	272,819	16,517
		Shares	Market Value• ($000)
	Verbund AG	125,652	13,098
	voestalpine AG	219,082	8,321
	ANDRITZ AG	139,388	7,917
	Raiffeisen Bank International AG	244,323	7,139
	Telekom Austria AG Class A	289,070	2,498
			78,574
Bahrain (0.0%)
	Ahli United Bank BSC	12,020,156	11,692
Belgium (0.6%)
	Anheuser-Busch InBev SA	1,577,714	96,504
	KBC Group NV	519,415	48,370
*	Argenx SE	96,324	28,999
	UCB SA	228,231	27,279
	Groupe Bruxelles Lambert SA	199,228	23,117
	Umicore SA	387,828	22,237
	Ageas SA	336,797	16,384
	Solvay SA	132,836	15,791
	Sofina SA	28,505	12,614
	Warehouses De Pauw CVA	259,499	11,817
	Elia Group SA	66,322	7,737
	D'ieteren Group	42,863	7,391
	Ackermans & van Haaren NV	41,601	7,154
	Proximus SADP	266,682	5,022
	Etablissements Franz Colruyt NV	98,628	4,842
	Telenet Group Holding NV	82,754	2,973
			338,231
Brazil (1.3%)
	Vale SA	4,854,442	61,594
	Vale SA Class B ADR	2,577,301	32,809
	Petroleo Brasileiro SA ADR	3,036,130	29,177
	Petroleo Brasileiro SA Preference Shares	5,221,859	25,213
	Itau Unibanco Holding SA ADR	6,163,038	25,084
	B3 SA - Brasil Bolsa Balcao	11,419,488	24,098
	Banco Bradesco SA ADR	5,949,271	20,822
	Petroleo Brasileiro SA	4,196,629	20,575
	Weg SA	2,768,558	18,150
	Itausa SA Preference Shares	8,412,560	15,279
	Itau Unibanco Holding SA Preference Shares	3,414,182	14,101
	Ambev SA	4,591,121	13,821
*	Natura & Co. Holding SA	1,787,886	12,323
	JBS SA	1,730,886	11,976
*	Suzano SA	1,360,585	11,868
	Banco Bradesco SA Preference Shares	3,158,948	11,138

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Notre Dame Intermedica Participacoes SA	971,522	11,048
	Ambev SA ADR	3,678,000	10,887
	Magazine Luiza SA	5,583,838	10,695
	Petroleo Brasileiro SA ADR (XNYS)	1,060,141	10,411
[2]	Rede D'Or Sao Luiz SA	885,317	9,255
	Lojas Renner SA	1,576,727	9,004
	Localiza Rent a Car SA	1,107,563	8,890
	Raia Drogasil SA	1,995,400	8,220
	Banco Do Brasil SA	1,620,166	8,182
	Vibra Energia SA	2,175,224	8,086
	Cosan SA	2,267,008	7,949
	Banco BTG Pactual SA (BVMF)	1,813,352	7,245
	Banco Bradesco SA	2,300,116	6,928
	Equatorial Energia SA	1,685,531	6,833
	Centrais Eletricas Brasileiras SA	1,127,385	6,758
*	Rumo SA	2,332,768	6,609
*	Klabin SA	1,481,380	6,021
	Totvs SA	1,022,263	5,934
*	BRF SA	1,353,689	5,572
*	Embraer SA	1,380,531	5,364
*	Petro Rio SA	1,241,900	5,165
	Gerdau SA Preference Shares	1,073,780	5,118
	BB Seguridade Participacoes SA	1,250,260	4,894
[2]	Hapvida Participacoes e Investimentos SA	2,355,713	4,817
	Telefonica Brasil SA	594,408	4,794
	Gerdau SA ADR	987,461	4,671
*	Eneva SA	1,799,400	4,591
	Bradespar SA Preference Shares	508,490	4,384
	CCR SA	2,075,992	4,204
*	Americanas SA	784,776	4,130
	Banco Santander Brasil SA	676,938	4,126
	Ultrapar Participacoes SA	1,745,540	4,036
	Cia de Saneamento Basico do Estado de Sao Paulo	625,885	3,904
[2]	Banco Inter SA Preference Shares	1,747,395	3,787
	Hypera SA	738,452	3,671
	Sul America SA	753,441	3,467
*	Via SA	3,140,198	3,422
	Centrais Eletricas Brasileiras SA Preference Shares	547,776	3,284
	Energisa SA	464,724	3,262
	Marfrig Global Foods SA	684,000	3,212
	Metalurgica Gerdau SA Preference Shares	1,333,000	2,955
	Cia Energetica de Minas Gerais Preference Shares	1,188,626	2,713
	TIM SA	1,342,230	2,668
		Shares	Market Value• ($000)
	Transmissora Alianca de Energia Eletrica SA	403,336	2,620
[2]	Locaweb Servicos de Internet SA	797,200	2,585
	Sendas Distribuidora SA	951,210	2,577
	Cia Siderurgica Nacional SA	623,427	2,516
*	Azul SA Preference Shares	555,426	2,448
	Cia Siderurgica Nacional SA ADR	577,080	2,355
	Engie Brasil Energia SA	323,610	2,231
	Cia de Locacao das Americas	621,100	2,171
*	Alpargatas SA Preference Shares	317,100	2,170
*	Braskem SA Preference Shares	224,200	2,163
	YDUQS Part	557,692	2,061
	Sao Martinho SA	300,200	2,037
	Usinas Siderurgicas De Minas Gerais SAUsiminas Preference Shares	848,800	1,993
*	BR Malls Participacoes SA	1,556,578	1,978
	Telefonica Brasil SA ADR	232,429	1,866
*	Cogna Educacao	4,238,081	1,862
	IRB Brasil Resseguros SA	2,070,819	1,721
	Itau Unibanco Holding SA	452,406	1,686
	EDP - Energias do Brasil SA	478,503	1,662
	Banco Inter SA	801,993	1,646
	Multiplan Empreendimentos Imobiliarios SA	487,917	1,601
	CPFL Energia SA	340,900	1,589
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	361,196	1,556
	Cia Energetica de Sao Paulo Preference Shares	344,200	1,555
	Cia Energetica de Minas Gerais	503,415	1,482
	Sendas Distribuidora SA ADR	107,761	1,454
	Lojas Americanas SA Preference Shares (BVMF)	1,697,485	1,453
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	573,800	1,433
	Fleury SA	427,910	1,428
	Atacadao SA	481,012	1,418
	Cia Energetica de Minas Gerais ADR	628,957	1,415
	Dexco SA	511,200	1,405
	Porto Seguro SA	337,624	1,396
	Cia Paranaense de Energia ADR	273,148	1,396

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Cia Paranaense de Energia Preference Shares	1,234,700	1,295
	Banco Pan SA Preference Shares	544,200	1,282
	M Dias Branco SA	222,386	1,220
*	Braskem SA ADR	62,935	1,219
	Odontoprev SA	486,800	1,157
	Neoenergia SA	408,400	1,122
	Qualicorp Consultoria e Corretora de Seguros SA	328,409	996
	Grendene SA	625,200	950
*	Grupo Mateus SA	724,600	915
	CSN Mineracao SA	940,600	878
	Cia Brasileira de Distribuicao	185,342	838
	Cielo SA	2,133,076	828
	Aliansce Sonae Shopping Centers SA	234,100	796
	SIMPAR SA	395,200	718
	Usinas Siderurgicas de Minas Gerais SA Usiminas	312,400	713
	Raizen SA Preference Shares	552,941	664
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	316,600	636
	Ez Tec Empreendimentos e Participacoes SA	184,500	597
	Cia Brasileira de Distribuicao ADR	127,955	583
*	BRF SA ADR	133,815	553
	Lojas Americanas SA (BVMF)	583,889	510
	Cia Paranaense de Energia	527,080	502
	Guararapes Confeccoes SA	164,900	320
	TIM SA ADR	31,251	308
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	169,234	131
*	Ultrapar Participacoes Rights Exp.11/3/2021	107,888	—
			681,854
Canada (6.1%)
*	Shopify Inc. Class A	207,167	302,485
[3]	Royal Bank of Canada	2,677,721	278,720
	Toronto-Dominion Bank	3,417,074	248,053
	Enbridge Inc.	3,774,152	158,090
	Brookfield Asset Management Inc. Class A	2,503,863	151,170
	Bank of Nova Scotia	2,275,783	149,206
	Canadian National Railway Co.	1,113,799	148,027
[3]	Bank of Montreal	1,215,048	131,921
		Shares	Market Value• ($000)
	Canadian Imperial Bank of Commerce	822,176	99,763
	TC Energy Corp.	1,840,839	99,583
	Canadian Pacific Railway Ltd.	1,254,829	97,123
	Canadian Natural Resources Ltd.	2,180,925	92,693
	Nutrien Ltd.	1,072,185	74,939
	Suncor Energy Inc.	2,788,417	73,338
	Manulife Financial Corp.	3,647,480	71,057
	Waste Connections Inc.	494,879	67,338
	Constellation Software Inc.	36,457	64,070
	Sun Life Financial Inc.	1,097,817	62,564
	Alimentation Couche-Tard Inc. Class B	1,491,933	55,960
	National Bank of Canada	630,135	52,168
	Franco-Nevada Corp.	357,352	50,990
	Magna International Inc.	527,590	42,916
	Barrick Gold Corp. (XLON)	2,282,009	41,875
	Fortis Inc. (XTSE)	883,328	39,320
	Thomson Reuters Corp.	316,333	38,051
*	CGI Inc.	416,534	37,211
	Intact Financial Corp.	267,469	35,856
	Wheaton Precious Metals Corp.	847,572	34,215
[3]	Pembina Pipeline Corp.	1,033,235	34,205
	Power Corp. of Canada	1,018,229	33,913
	Restaurant Brands International Inc. (XTSE)	569,185	32,226
	Rogers Communications Inc. Class B	653,007	30,371
	BCE Inc.	564,078	29,038
	Cenovus Energy Inc.	2,371,068	28,355
	Dollarama Inc.	543,009	24,544
	Agnico Eagle Mines Ltd.	458,726	24,348
*	Teck Resources Ltd. Class B	871,012	24,309
	Metro Inc.	465,760	23,435
	Shaw Communications Inc. Class B	800,123	23,042
	Loblaw Cos. Ltd.	303,786	22,848
	TELUS Corp.	838,375	19,232
	Barrick Gold Corp.	1,025,962	18,886
	Fairfax Financial Holdings Ltd.	45,809	18,553
*	Bausch Health Cos. Inc.	589,561	16,525
[3]	Canadian Tire Corp. Ltd. Class A	106,679	15,152
	George Weston Ltd.	139,766	15,101
	Great-West Lifeco Inc.	499,655	14,700

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[2]	Hydro One Ltd.	595,227	14,222
	Imperial Oil Ltd.	401,082	13,579
	Saputo Inc.	449,953	10,747
*	Shopify Inc. Class A (XTSE)	4,540	6,659
	Canadian Utilities Ltd. Class A	222,203	6,437
	IGM Financial Inc.	149,578	5,939
*	Canopy Growth Corp.	458,401	5,797
	Enbridge Inc. (XTSE)	30,400	1,273
	Brookfield Asset Management Reinsurance Partners Ltd. Class A	17,196	1,059
	Barrick Gold Corp. (XTSE)	23,670	435
			3,313,632
Chile (0.1%)
	Sociedad Quimica y Minera de Chile SA Class B Preference Shares	137,246	7,454
	Empresas COPEC SA	911,749	7,173
	Banco De Chile	81,024,306	7,032
	Sociedad Quimica y Minera de Chile SA ADR	119,160	6,541
	Empresas CMPC SA	2,257,084	4,165
	Banco Santander Chile ADR	232,997	4,129
	Falabella SA	1,469,814	4,064
	Cencosud SA	2,474,211	3,619
	Banco de Credito e Inversiones SA	91,575	3,084
	Cia Sud Americana de Vapores SA	32,821,680	2,132
	Cia Cervecerias Unidas SA	250,001	2,095
	Enel Americas SA ADR	362,336	2,051
	Enel Americas SA	17,568,281	1,998
	Embotelladora Andina SA Preference Shares	687,024	1,419
	CAP SA	134,720	1,333
	Enel Chile SA	30,780,956	1,261
*	Parque Arauco SA	1,239,205	1,223
	Banco Santander Chile SA	25,843,539	1,131
	Colbun SA	13,117,670	905
	Empresa Nacional de Telecomunicaciones SA	248,092	850
	Cencosud Shopping SA	876,636	848
*	Itau CorpBanca Chile SA	307,847,806	683
	AES Andes SA	6,275,836	645
[3]	Enel Chile SA ADR	291,605	633
	Plaza SA	540,607	539
*,1	Itau CorpBanca Chile SA Rights Exp. 11/2/21	277,029,998	1
			67,008
		Shares	Market Value• ($000)
China (9.4%)
	Tencent Holdings Ltd.	11,258,604	684,859
*	Alibaba Group Holding Ltd.	26,755,840	550,171
*,2	Meituan Class B	7,312,418	248,832
	China Construction Bank Corp. Class H	171,027,517	116,398
*	NIO Inc. ADR	2,435,749	95,993
*	JD.com Inc. Class A	2,391,437	93,618
*,2	Wuxi Biologics Cayman Inc.	6,164,612	93,375
*	Baidu Inc. ADR	515,583	83,648
	Industrial & Commercial Bank of China Ltd. Class H	151,563,655	83,081
	Ping An Insurance Group Co. of China Ltd. Class H	10,878,862	77,922
*,2	Xiaomi Corp. Class B	24,898,968	68,063
	China Merchants Bank Co. Ltd. Class H	7,520,341	63,022
*	Pinduoduo Inc. ADR	698,253	62,089
	BYD Co. Ltd. Class H	1,469,655	56,211
	NetEase Inc.	2,772,982	53,789
	Bank of China Ltd. Class H	148,002,284	52,378
	Kweichow Moutai Co. Ltd. Class A	164,825	47,034
	Li Ning Co. Ltd.	4,133,802	45,617
*	XPeng Inc. Class A ADR	890,875	41,541
*,2	Kuaishou Technology	2,927,400	38,294
	China Mengniu Dairy Co. Ltd.	5,828,504	37,084
*	Bilibili Inc. ADR	472,941	34,667
	Geely Automobile Holdings Ltd.	9,983,097	34,648
	ANTA Sports Products Ltd.	2,130,673	33,012
	Sunny Optical Technology Group Co. Ltd.	1,228,418	32,963
	Shenzhou International Group Holdings Ltd.	1,421,649	30,628
*	Trip.com Group Ltd. ADR	988,056	28,219
	Great Wall Motor Co. Ltd. Class H	5,921,192	26,643
	China Life Insurance Co. Ltd. Class H	14,577,183	25,325
	Country Garden Services Holdings Co. Ltd.	3,274,701	25,210
	ENN Energy Holdings Ltd.	1,432,118	24,673
	China Resources Beer Holdings Co. Ltd.	2,985,630	24,652

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Petroleum and Chemical Corp. (Sinopec) Class H	50,252,731	24,485
*	Li Auto Inc. ADR	747,490	24,391
*,2	Innovent Biologics Inc.	2,490,847	22,294
	Agricultural Bank of China Class H	62,066,835	21,091
	China Resources Land Ltd.	5,219,316	20,279
	China Merchants Bank Co. Ltd. Class A	2,280,551	19,209
	PetroChina Co. Ltd. Class H	38,938,969	18,774
*	Huazhu Group Ltd. ADR	402,500	18,660
	Wuliangye Yibin Co. Ltd. Class A	508,608	17,187
[2]	Longfor Group Holdings Ltd.	3,494,835	16,908
	CSPC Pharmaceutical Group Ltd.	15,898,869	16,590
	Xinyi Solar Holdings Ltd.	7,976,220	16,569
	China Overseas Land & Investment Ltd.	7,277,129	16,050
	China Pacific Insurance Group Co. Ltd. Class H	5,240,025	16,023
*	Kingdee International Software Group Co. Ltd.	4,869,303	16,022
	Haier Smart Home Co. Ltd. Class H	4,220,301	15,715
[2]	Smoore International Holdings Ltd.	3,297,350	15,679
	China Conch Venture Holdings Ltd.	3,121,915	15,170
	China Shenhua Energy Co. Ltd. Class H	7,006,860	15,067
	China Longyuan Power Group Corp. Ltd. Class H	6,408,086	14,989
	Zijin Mining Group Co. Ltd. Class H	10,646,882	14,806
	China Gas Holdings Ltd.	5,682,992	14,185
	Ping An Insurance Group Co. of China Ltd. Class A	1,788,650	13,816
	Sino Biopharmaceutical Ltd.	18,546,718	13,676
	Country Garden Holdings Co.	14,283,793	13,441
[2]	Postal Savings Bank of China Co. Ltd. Class H	17,769,351	12,915
*	GDS Holdings Ltd. ADR	215,434	12,797
	BYD Co. Ltd. Class A	248,800	12,160
		Shares	Market Value• ($000)
*,2	JD Health International Inc.	1,371,823	12,042
	CITIC Securities Co. Ltd. Class H	4,684,793	11,894
	Anhui Conch Cement Co. Ltd. Class H	2,403,937	11,887
	PICC Property & Casualty Co. Ltd. Class H	12,768,470	11,887
	WuXi AppTec Co. Ltd. Class A	535,421	11,539
[2]	China Tower Corp. Ltd. Class H	88,765,053	11,504
*	Zai Lab Ltd. ADR	109,728	11,456
*	Alibaba Health Information Technology Ltd.	8,938,719	11,193
	Zhongsheng Group Holdings Ltd.	1,217,104	10,974
	Contemporary Amperex Technology Co. Ltd. Class A	109,197	10,938
	LONGi Green Energy Technology Co. Ltd. Class A	708,300	10,799
	China Tourism Group Duty Free Corp. Ltd. Class A	256,162	10,729
	Sunac China Holdings Ltd.	4,720,127	10,094
*,3	COSCO SHIPPING Holdings Co. Ltd. Class H	6,354,990	9,843
	Bank of Communications Ltd. Class H	15,696,099	9,337
	Citic Pacific Ltd.	9,316,697	9,333
*	Vipshop Holdings Ltd. ADR	832,190	9,287
	China Resources Power Holdings Co. Ltd.	3,587,843	9,286
	China National Building Material Co. Ltd. Class H	7,359,670	9,224
	China Vanke Co. Ltd. Class H	3,919,239	9,157
	China Resources Gas Group Ltd.	1,654,189	8,879
*	Tencent Music Entertainment Group ADR	1,099,074	8,639
[2]	China Feihe Ltd.	4,967,745	8,248
	China CITIC Bank Corp. Ltd. Class H	18,723,749	8,213
	Tsingtao Brewery Co. Ltd. Class H	941,438	8,192
*	KE Holdings Inc. ADR	437,703	7,975
*	Genscript Biotech Corp.	1,801,596	7,972
	Industrial Bank Co. Ltd. Class A	2,719,700	7,915
	Ping An Bank Co. Ltd. Class A	2,536,500	7,726
	Ganfeng Lithium Co. Ltd. Class A	291,900	7,643

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	159,460	7,512
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,401,946	7,498
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,268,765	7,305
	Kingsoft Corp. Ltd.	1,672,323	7,136
[2]	China International Capital Corp. Ltd. Class H	2,879,627	7,129
	Hengan International Group Co. Ltd.	1,352,793	7,070
	Guangdong Investment Ltd.	5,616,664	7,062
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	119,965	7,030
	Agricultural Bank of China Ltd. Class A	15,230,200	6,994
	East Money Information Co. Ltd. Class A	1,353,316	6,959
	Luzhou Laojiao Co. Ltd. Class A	191,600	6,835
	Wanhua Chemical Group Co. Ltd. Class A	410,500	6,783
	Weichai Power Co. Ltd. Class H	3,758,334	6,727
*,3	RLX Technology Inc. ADR	1,369,399	6,655
*	Lufax Holding Ltd. ADR	1,049,816	6,624
	ZTO Express Cayman Inc. ADR	225,637	6,618
	Jiangsu Hengrui Medicine Co. Ltd. Class A	837,418	6,433
	China Yangtze Power Co. Ltd. Class A	1,925,479	6,399
	Kunlun Energy Co. Ltd.	6,727,356	6,127
	Kingboard Holdings Ltd.	1,403,313	6,115
	Muyuan Foods Co. Ltd. Class A	649,237	5,805
	Haitong Securities Co. Ltd. Class H	6,468,810	5,755
*	New Oriental Education & Technology Group Inc. ADR	2,794,866	5,729
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	197,000	5,715
	Guangzhou Automobile Group Co. Ltd. Class H	6,038,058	5,700
[2]	CGN Power Co. Ltd. Class H	21,074,536	5,673
	Sinopharm Group Co. Ltd. Class H	2,386,906	5,668
		Shares	Market Value• ($000)
[2]	China Resources Mixc Lifestyle Services Ltd.	1,075,000	5,655
	Luxshare Precision Industry Co. Ltd. Class A	934,239	5,650
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	839,600	5,629
	New China Life Insurance Co. Ltd. Class H	1,946,389	5,615
	China Minsheng Banking Corp. Ltd. Class H	14,074,169	5,580
[3]	Yanzhou Coal Mining Co. Ltd. Class H	3,676,861	5,454
	Industrial & Commercial Bank of China Ltd. Class A	7,461,400	5,447
	Shanghai Pudong Development Bank Co. Ltd. Class A	3,850,400	5,378
*,2	China Literature Ltd.	762,029	5,287
	Aier Eye Hospital Group Co. Ltd. Class A	698,086	5,279
	GF Securities Co. Ltd. Class H	3,109,397	5,274
	Tongwei Co. Ltd. Class A	583,700	5,212
[3]	Yihai International Holding Ltd.	877,418	5,140
[2]	Huatai Securities Co. Ltd. Class H	3,445,385	5,124
*	360 DigiTech Inc. ADR	248,250	5,067
	JOYY Inc. ADR	99,116	4,994
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	77,597	4,988
	Dongfeng Motor Group Co. Ltd. Class H	5,340,643	4,974
*,2	Akeso Inc.	890,000	4,962
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,047,566	4,931
[2,3]	Pop Mart International Group Ltd.	832,800	4,912
[2,3]	Haidilao International Holding Ltd.	1,761,237	4,911
	Pharmaron Beijing Co. Ltd. Class A	163,568	4,878
	Sungrow Power Supply Co. Ltd. Class A	189,300	4,866
	People's Insurance Co. Group of China Ltd. Class H	15,493,882	4,833
	Fosun International Ltd.	4,124,788	4,833

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[2]	Hygeia Healthcare Holdings Co. Ltd.	545,267	4,787
*,2	Hua Hong Semiconductor Ltd.	951,633	4,776
	CITIC Securities Co. Ltd. Class A	1,179,821	4,769
*,3	Didi Global Inc. ADR	590,588	4,766
	Bank of Ningbo Co. Ltd. Class A	786,700	4,690
*	Aluminum Corp. of China Ltd. Class H	7,779,642	4,682
	Yunnan Energy New Material Co. Ltd. Class A	101,910	4,648
	China Everbright International Ltd.	6,735,484	4,627
*	Zhuzhou CRRC Times Electric Co. Ltd.	965,025	4,611
	China Hongqiao Group Ltd.	4,118,067	4,575
*	iQIYI Inc. ADR	551,464	4,566
[3]	Huaneng Power International Inc. Class H	8,800,226	4,555
	China Molybdenum Co. Ltd. Class H	7,263,984	4,491
[2]	WuXi AppTec Co. Ltd. Class H	207,398	4,428
	China Construction Bank Corp. Class A	4,772,000	4,423
	BYD Electronic International Co. Ltd.	1,488,091	4,418
[2]	Guotai Junan Securities Co. Ltd. Class H	3,220,131	4,396
	Eve Energy Co. Ltd. Class A	247,364	4,385
	Zijin Mining Group Co. Ltd. Class A	2,683,674	4,382
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	224,543	4,379
	NARI Technology Co. Ltd. Class A	716,080	4,360
	Shanghai Baosight Software Co. Ltd. Class B	1,090,229	4,358
	China Merchants Port Holdings Co. Ltd.	2,600,229	4,335
[3]	Flat Glass Group Co. Ltd. Class H	807,649	4,330
*	Weibo Corp. ADR	95,526	4,297
	China Insurance International Holdings Co. Ltd.	2,795,472	4,254
	Shimao Group Holdings Ltd.	2,710,246	4,252
	ZTE Corp. Class H	1,410,512	4,234
	China Power International Development Ltd.	8,290,326	4,165
	Yangzijiang Shipbuilding Holdings Ltd.	3,869,296	4,085
		Shares	Market Value• ($000)
	China Meidong Auto Holdings Ltd.	790,000	4,081
[2]	Topsports International Holdings Ltd.	3,321,209	4,035
	SAIC Motor Corp. Ltd. Class A	1,271,521	4,035
*,2	Evergrande Property Services Group Ltd.	7,876,000	4,013
	Sany Heavy Industry Co. Ltd. Class A	1,117,000	4,006
	Great Wall Motor Co. Ltd. Class A	374,680	3,996
	Autohome Inc. ADR	101,368	3,989
[2]	Hansoh Pharmaceutical Group Co. Ltd.	1,782,608	3,963
*	Kingsoft Cloud Holdings Ltd. ADR	172,418	3,960
	China State Construction Engineering Corp. Ltd. Class A	5,427,429	3,949
	Far East Horizon Ltd.	4,136,301	3,944
	China Galaxy Securities Co. Ltd. Class H	6,990,117	3,892
	China Medical System Holdings Ltd.	2,298,850	3,892
	Chongqing Zhifei Biological Products Co. Ltd. Class A	163,900	3,853
	Beijing Enterprises Water Group Ltd.	10,067,390	3,848
*,2	Jinxin Fertility Group Ltd.	2,719,161	3,835
	NAURA Technology Group Co. Ltd. Class A	65,600	3,805
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	476,100	3,776
	Bosideng International Holdings Ltd.	4,810,931	3,728
	Beijing Enterprises Holdings Ltd.	968,088	3,721
	Jiangxi Copper Co. Ltd. Class H	2,118,392	3,699
	China Railway Group Ltd. Class H	7,560,299	3,693
*	COSCO SHIPPING Holdings Co. Ltd. Class A	1,422,080	3,671
	Nine Dragons Paper Holdings Ltd.	2,911,072	3,661
	CIFI Holdings Group Co. Ltd.	6,562,590	3,643
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	198,338	3,632
[2]	China Merchants Securities Co. Ltd. Class H	2,271,713	3,589

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,2,3	Ping An Healthcare and Technology Co. Ltd.	734,708	3,552
	Haier Smart Home Co. Ltd. Class A	832,796	3,539
	China Jinmao Holdings Group Ltd.	12,099,706	3,535
	Shandong Gold Mining Co. Ltd. Class A	1,133,063	3,516
	Ming Yuan Cloud Group Holdings Ltd.	1,073,000	3,488
*	Tongcheng-Elong Holdings Ltd.	1,562,918	3,483
	Shenzhen Inovance Technology Co. Ltd. Class A	340,700	3,471
	China Resources Cement Holdings Ltd.	4,099,958	3,448
	SF Holding Co. Ltd. Class A	338,895	3,417
*	TAL Education Group ADR	834,008	3,411
	Hopson Development Holdings Ltd.	1,249,847	3,392
	CRRC Corp. Ltd. Class H	7,504,000	3,388
*,2,3	CanSino Biologics Inc. Class H	131,459	3,362
	Will Semiconductor Co. Ltd. Shanghai Class A	80,296	3,336
	China State Construction International Holdings Ltd.	3,235,767	3,315
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	403,700	3,311
	Hello Group Inc. ADR	265,632	3,307
	TravelSky Technology Ltd. Class H	1,744,759	3,260
	China Oilfield Services Ltd. Class H	3,398,706	3,250
	AECC Aviation Power Co. Ltd. Class A	351,600	3,249
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	124,610	3,207
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	1,418,261	3,172
	Sanan Optoelectronics Co. Ltd. Class A	599,000	3,147
*	51job Inc. ADR	52,642	3,135
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	3,132
		Shares	Market Value• ($000)
[2]	Yadea Group Holdings Ltd.	1,818,000	3,124
	Poly Developments and Holdings Group Co. Ltd. Class A	1,576,895	3,095
	Haitian International Holdings Ltd.	1,061,947	3,095
	Kingboard Laminates Holdings Ltd.	1,951,118	3,059
	GoerTek Inc. Class A	446,920	3,035
	JA Solar Technology Co. Ltd. Class A	210,800	3,008
	Iflytek Co. Ltd. Class A	340,300	3,007
*	I-Mab ADR	48,440	2,993
	CRRC Corp. Ltd. Class A	3,174,600	2,945
	Bank of China Ltd. Class A	6,171,023	2,940
	Beijing Kingsoft Office Software Inc. Class A	63,425	2,938
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,601,819	2,932
	China Vanke Co. Ltd. Class A	1,028,600	2,925
	Cosco Shipping Ports Ltd.	3,509,097	2,921
	Seazen Group Ltd.	3,676,565	2,908
[2]	Jiumaojiu International Holdings Ltd.	1,146,000	2,869
	AviChina Industry & Technology Co. Ltd. Class H	4,479,567	2,850
	China Pacific Insurance Group Co. Ltd. Class A	656,000	2,802
*	Brilliance China Automotive Holdings Ltd.	5,101,410	2,789
	Hangzhou Tigermed Consulting Co. Ltd. Class A	103,929	2,767
	China Coal Energy Co. Ltd. Class H	4,530,041	2,764
	Zhejiang Huayou Cobalt Co. Ltd. Class A	158,500	2,749
	Haitong Securities Co. Ltd. Class A	1,419,926	2,740
	Wingtech Technology Co. Ltd. Class A	159,000	2,729
[2]	Shimao Services Holdings Ltd.	1,424,000	2,684
	Baoshan Iron & Steel Co. Ltd. Class A	2,406,200	2,678
	Shenwan Hongyuan Group Co. Ltd. Class A	3,328,731	2,667
	China Cinda Asset Management Co. Ltd. Class H	15,961,916	2,665

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Lesso Group Holdings Ltd.	1,695,883	2,621
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	82,697	2,618
*	Alibaba Pictures Group Ltd.	24,632,294	2,617
*	Air China Ltd. Class H	3,690,019	2,596
*,3	Gome Electrical Appliances Holdings Ltd.	25,183,816	2,553
	ZTE Corp. Class A	500,779	2,550
*,1,2	China Huarong Asset Management Co. Ltd. Class H	19,420,157	2,546
	China Merchants Securities Co. Ltd. Class A	947,567	2,543
	Shenzhen Transsion Holdings Co. Ltd. Class A	101,627	2,500
	Bank of Communications Co. Ltd. Class A	3,509,000	2,478
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	88,840	2,470
	China Everbright Bank Co. Ltd. Class A	4,566,226	2,455
	China Communications Services Corp. Ltd. Class H	4,417,205	2,442
	China Everbright Bank Co. Ltd. Class H	6,920,063	2,434
*	Dada Nexus Ltd. ADR	119,066	2,418
	Gigadevice Semiconductor Beijing Inc. Class A	89,971	2,386
	Zhejiang Expressway Co. Ltd. Class H	2,687,007	2,384
	Yonyou Network Technology Co. Ltd. Class A	477,962	2,372
	Jiangsu Expressway Co. Ltd. Class H	2,491,275	2,362
	China Life Insurance Co. Ltd. Class A	507,500	2,354
	Anhui Conch Cement Co. Ltd. Class A	388,800	2,306
	Chongqing Changan Automobile Co. Ltd. Class A	750,200	2,294
*,2,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	626,096	2,277
	China United Network Communications Ltd. Class A	3,543,700	2,256
		Shares	Market Value• ($000)
	Changchun High & New Technology Industry Group Inc. Class A	52,682	2,246
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	5,104,725	2,244
*	China Southern Airlines Co. Ltd. Class H	3,681,237	2,239
	Bank of Shanghai Co. Ltd. Class A	1,950,691	2,223
	Focus Media Information Technology Co. Ltd. Class A	1,929,600	2,211
*	Beijing Capital International Airport Co. Ltd. Class H	3,385,292	2,201
	Lens Technology Co. Ltd. Class A	656,400	2,184
	Guangdong Haid Group Co. Ltd. Class A	212,900	2,181
[2]	A-Living Smart City Services Co. Ltd.	651,290	2,162
[2]	Dali Foods Group Co. Ltd.	3,837,757	2,137
	BOE Technology Group Co. Ltd. Class B	4,982,237	2,133
	Hundsun Technologies Inc. Class A	217,217	2,133
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,479,306	2,131
	Imeik Technology Development Co. Ltd. Class A	21,800	2,122
*,2	3SBio Inc.	2,306,769	2,109
	BOE Technology Group Co. Ltd. Class A	2,738,200	2,104
[2]	Ganfeng Lithium Co. Ltd. Class H	112,279	2,104
	Shenzhen International Holdings Ltd.	1,733,160	2,087
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	174,100	2,082
	China CSSC Holdings Ltd. Class A	592,500	2,082
	GF Securities Co. Ltd. Class A	660,600	2,079
	Yunnan Baiyao Group Co. Ltd. Class A	148,000	2,072
	Yuexiu Property Co. Ltd.	2,346,965	2,062
	Agile Group Holdings Ltd.	2,613,881	2,049
	Greentown China Holdings Ltd.	1,481,797	2,042

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Kwg Group Holdings Ltd.	2,332,832	2,034
	TBEA Co. Ltd. Class A	480,100	2,032
	China National Nuclear Power Co. Ltd. Class A	1,886,600	2,022
*	Shanghai International Airport Co. Ltd. Class A	244,400	2,021
[2]	Sunac Services Holdings Ltd.	998,266	2,015
[2]	Joinn Laboratories China Co. Ltd. Class H	155,900	2,006
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,253,034	2,004
	China Railway Group Ltd. Class A	2,432,818	1,995
*,2	Remegen Co. Ltd. Class H	160,000	1,990
*	Advanced Micro-Fabrication Equipment Inc. Class A	81,173	1,984
	Bank of Nanjing Co. Ltd. Class A	1,305,765	1,979
	Bank of Beijing Co. Ltd. Class A	2,851,600	1,974
	China Petroleum & Chemical Corp. Class A	2,951,500	1,961
	Ecovacs Robotics Co. Ltd. Class A	73,100	1,960
	MINISO Group Holding Ltd. ADR	129,354	1,942
[3]	China International Marine Containers Group Co. Ltd. Class H	972,517	1,927
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,215,814	1,921
	Citic Pacific Special Steel Group Co. Ltd. Class A	644,353	1,920
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	149,358	1,915
	Logan Group Co. Ltd.	1,911,821	1,915
[3]	Guangzhou R&F Properties Co. Ltd. Class H	3,009,421	1,883
	Henan Shuanghui Investment & Development Co. Ltd. Class A	406,100	1,871
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	238,915	1,871
	Metallurgical Corp. of China Ltd. Class H	6,742,030	1,870
		Shares	Market Value• ($000)
	Maxscend Microelectronics Co. Ltd. Class A	38,580	1,865
	Shaanxi Coal Industry Co. Ltd. Class A	939,200	1,841
	China Minsheng Banking Corp. Ltd. Class A	2,991,300	1,817
	Jiangsu Eastern Shenghong Co. Ltd. Class A	426,000	1,811
	Power Construction Corp. of China Ltd. Class A	1,390,000	1,789
	Walvax Biotechnology Co. Ltd. Class A	204,200	1,764
	Hoshine Silicon Industry Co. Ltd. Class A	68,000	1,749
	Sun Art Retail Group Ltd.	2,977,000	1,745
	Huatai Securities Co. Ltd. Class A	704,100	1,744
	TCL Technology Group Corp. Class A	1,838,300	1,743
	Huaxia Bank Co. Ltd. Class A	1,977,198	1,739
[2]	Legend Holdings Corp. Class H	989,579	1,739
	Weichai Power Co. Ltd. Class A	735,988	1,738
[2,3]	CSC Financial Co. Ltd. Class H	1,628,748	1,722
	Sinotruk Hong Kong Ltd.	1,245,884	1,720
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	459,470	1,703
	Huayu Automotive Systems Co. Ltd. Class A	405,269	1,698
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	7,260,940	1,694
	Hangzhou Silan Microelectronics Co. Ltd. Class A	174,300	1,681
[3]	China Everbright Ltd.	1,488,662	1,674
*,2,3	Shanghai Junshi Biosciences Co. Ltd. Class H	331,343	1,665
	Chongqing Changan Automobile Co. Ltd. Class B	2,547,511	1,646
	Bank of Hangzhou Co. Ltd. Class A	735,435	1,640
	Shougang Fushan Resources Group Ltd.	6,200,303	1,638
	Sunwoda Electronic Co. Ltd. Class A	210,900	1,625
	Anhui Gujing Distillery Co. Ltd. Class A	45,188	1,606

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	89,764	1,605
[3]	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,452,181	1,602
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	2,207,515	1,590
	Suzhou Maxwell Technologies Co. Ltd. Class A	13,240	1,586
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	167,000	1,586
	SG Micro Corp. Class A	31,300	1,585
	Zhejiang Chint Electrics Co. Ltd. Class A	166,993	1,576
	Seazen Holdings Co. Ltd. Class A	290,897	1,554
	China Jushi Co. Ltd. Class A	518,653	1,549
*	China Eastern Airlines Corp. Ltd. Class H	3,925,171	1,540
*	Topchoice Medical Corp. Class A	41,278	1,536
*	XPeng Inc. Class A	65,978	1,531
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	933,396	1,522
*	Zhejiang Century Huatong Group Co. Ltd. Class A	1,309,507	1,518
	Wuxi Shangji Automation Co. Ltd. Class A	32,300	1,513
	Jinke Smart Services Group Co. Ltd. Class H	280,200	1,513
	Montage Technology Co. Ltd. Class A	148,279	1,511
*	Gotion High-tech Co. Ltd. Class A	163,900	1,509
*,2	Luye Pharma Group Ltd.	3,162,461	1,507
	Chaozhou Three-Circle Group Co. Ltd. Class A	240,500	1,504
	China Shenhua Energy Co. Ltd. Class A	480,656	1,496
	Tsingtao Brewery Co. Ltd. Class A	91,811	1,496
	Orient Securities Co. Ltd. Class A	693,092	1,492
	Hangzhou First Applied Material Co. Ltd. Class A	66,340	1,489
[2,3]	China Resources Pharmaceutical Group Ltd.	3,095,232	1,489
		Shares	Market Value• ($000)
	SDIC Power Holdings Co. Ltd. Class A	901,900	1,486
*	Chongqing Brewery Co. Ltd. Class A	63,100	1,480
	Shanghai Electric Group Co. Ltd. Class H	5,249,404	1,479
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	1,298,700	1,475
	Sinopec Engineering Group Co. Ltd. Class H	2,768,188	1,459
	Angang Steel Co. Ltd. Class H	2,658,568	1,429
[2]	Orient Securities Co. Ltd. Class H	1,738,835	1,427
	Hengli Petrochemical Co. Ltd. Class A	409,800	1,413
[3]	Poly Property Services Co. Ltd.	252,646	1,410
	Zhejiang NHU Co. Ltd. Class A	331,440	1,405
	Mango Excellent Media Co. Ltd. Class A	227,529	1,396
*	Aluminum Corp. of China Ltd. Class A	1,450,100	1,394
	Ginlong Technologies Co. Ltd. Class A	31,900	1,392
	JiuGui Liquor Co. Ltd. Class A	41,400	1,385
	Lao Feng Xiang Co. Ltd. Class B	391,321	1,380
[2]	Blue Moon Group Holdings Ltd.	1,530,000	1,379
	Asymchem Laboratories Tianjin Co. Ltd. Class A	22,100	1,374
	LB Group Co. Ltd. Class A	305,000	1,356
[2]	BAIC Motor Corp. Ltd. Class H	4,088,436	1,354
	Founder Securities Co. Ltd. Class A	1,051,600	1,341
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	273,344	1,329
	Shanghai Industrial Holdings Ltd.	888,512	1,326
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	103,740	1,322
[3]	Dongfang Electric Corp. Ltd. Class H	826,891	1,319
	Satellite Chemical Co. Ltd. Class A	216,440	1,319
[3]	Zhaojin Mining Industry Co. Ltd. Class H	1,840,637	1,310
	Huadong Medicine Co. Ltd. Class A	227,800	1,301

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shenzhen Expressway Co. Ltd. Class H	1,369,782	1,291
	Zhejiang Dahua Technology Co. Ltd. Class A	377,700	1,287
	China Reinsurance Group Corp. Class H	12,380,206	1,287
	Sinoma Science & Technology Co. Ltd. Class A	217,100	1,283
*	New Hope Liuhe Co. Ltd. Class A	569,100	1,280
	Sichuan Swellfun Co. Ltd. Class A	64,700	1,277
*	Zhejiang Yongtai Technology Co. Ltd. Class A	113,715	1,275
	Thunder Software Technology Co. Ltd. Class A	59,700	1,270
	Sinotrans Ltd. Class H	3,824,064	1,257
	CSG Holding Co. Ltd. Class B	2,877,152	1,253
	New China Life Insurance Co. Ltd. Class A	205,000	1,251
	Industrial Securities Co. Ltd. Class A	873,700	1,246
	Everbright Securities Co. Ltd. Class A	524,095	1,246
[2]	Pharmaron Beijing Co. Ltd. Class H	57,479	1,244
[3]	Huadian Power International Corp. Ltd. Class H	3,353,550	1,239
	Guosen Securities Co. Ltd. Class A	693,581	1,236
	AVIC Electromechanical Systems Co. Ltd. Class A	519,892	1,233
	Sichuan Chuantou Energy Co. Ltd. Class A	601,900	1,231
	Yealink Network Technology Corp. Ltd. Class A	103,668	1,224
	Fuyao Glass Industry Group Co. Ltd. Class A	158,400	1,224
	Hithink RoyalFlush Information Network Co. Ltd. Class A	68,666	1,210
	COSCO SHIPPING Development Co. Ltd. Class H	6,221,713	1,209
	Jiangsu King's Luck Brewery JSC Ltd. Class A	156,706	1,206
	Shanghai International Port Group Co. Ltd. Class A	1,361,200	1,203
		Shares	Market Value• ($000)
	StarPower Semiconductor Ltd. Class A	18,700	1,175
	Shenzhen Capchem Technology Co. Ltd. Class A	52,300	1,173
	China Molybdenum Co. Ltd. Class A	1,243,091	1,167
	Sichuan Road & Bridge Co. Ltd. Class A	621,470	1,167
	JCET Group Co. Ltd. Class A	238,700	1,154
	Huizhou Desay Sv Automotive Co. Ltd. Class A	68,900	1,153
	Ovctek China Inc. Class A	107,520	1,145
	China National Chemical Engineering Co. Ltd. Class A	698,100	1,144
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	1,142
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	31,900	1,140
	Livzon Pharmaceutical Group Inc. Class H	344,871	1,136
*	Li Auto Inc. Class A	67,281	1,135
	Sino-Ocean Group Holding Ltd.	5,192,904	1,129
	Jiangxi Copper Co. Ltd. Class A	309,400	1,127
	Hongfa Technology Co. Ltd. Class A	97,300	1,126
	China Baoan Group Co. Ltd. Class A	342,200	1,122
[3]	China Evergrande Group	3,687,461	1,094
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	1,088
	Hualan Biological Engineering Inc. Class A	233,464	1,084
[3]	Shenzhen Investment Ltd.	4,415,151	1,083
	Ingenic Semiconductor Co. Ltd. Class A	50,200	1,078
	Beijing Shiji Information Technology Co. Ltd. Class A	288,454	1,068
	Rongsheng Petrochemical Co. Ltd. Class A	391,350	1,054
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	414,620	1,048

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,523,300	1,030
	GD Power Development Co. Ltd. Class A	2,361,796	1,028
	GEM Co. Ltd. Class A	602,998	1,026
	Maanshan Iron & Steel Co. Ltd. Class A	1,540,900	1,023
	Beijing Roborock Technology Co. Ltd. Class A	7,237	1,022
	Wuhan Guide Infrared Co. Ltd. Class A	299,888	1,019
	Yanlord Land Group Ltd.	1,215,087	1,010
*	Lingyi iTech Guangdong Co. Class A	966,500	1,007
	Shengyi Technology Co. Ltd. Class A	288,700	1,004
*	National Silicon Industry Group Co. Ltd. Class A	226,790	1,004
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	518,925	998
	Huaxin Cement Co. Ltd. Class B	558,269	992
	ENN Natural Gas Co. Ltd. Class A	342,400	986
[2]	China Railway Signal & Communication Corp. Ltd. Class H	2,781,353	976
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,185,306	966
	KWG Living Group Holdings Ltd.	1,434,130	966
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	27,860	963
	Beijing New Building Materials plc Class A	216,496	954
*	China Southern Airlines Co. Ltd. Class A	930,797	954
	XCMG Construction Machinery Co. Ltd. Class A	992,300	950
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	254,300	947
	Datang International Power Generation Co. Ltd. Class H	5,235,035	946
*	Guanghui Energy Co. Ltd. Class A	916,800	946
		Shares	Market Value• ($000)
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	94,780	942
	Ningbo Tuopu Group Co. Ltd. Class A	115,600	941
	Do-Fluoride New Materials Co. Ltd. Class A	96,600	940
	CSC Financial Co. Ltd. Class A	210,338	929
	Angel Yeast Co. Ltd. Class A	105,900	921
	Times China Holdings Ltd.	1,348,693	918
	Gemdale Corp. Class A	578,200	917
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,271,490	914
	Tongkun Group Co. Ltd. Class A	291,600	910
[3]	China Aoyuan Group Ltd.	2,295,786	907
*	Kuang-Chi Technologies Co. Ltd. Class A	280,900	901
	Foxconn Industrial Internet Co. Ltd. Class A	507,700	901
	Inspur Electronic Information Industry Co. Ltd. Class A	185,120	899
	Westone Information Industry Inc. Class A	109,498	895
	Beijing Jingneng Clean Energy Co. Ltd. Class H	2,936,579	888
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	731,500	882
	China Merchants Energy Shipping Co. Ltd. Class A	1,233,776	882
	Shanghai Electric Group Co. Ltd. Class A	1,189,400	882
*	SOHO China Ltd.	3,455,542	878
	Flat Glass Group Co. Ltd. Class A	101,100	869
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	300,297	868
	Fu Jian Anjoy Foods Co. Ltd. Class A	27,400	866
	Guangzhou Automobile Group Co. Ltd. Class A	318,530	863
*	Spring Airlines Co. Ltd. Class A	93,543	855
	Metallurgical Corp. of China Ltd. Class A	1,348,900	853
	Zhejiang Juhua Co. Ltd. Class A	346,949	843

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	360 Security Technology Inc. Class A	444,199	836
*	Suning.com Co. Ltd. Class A	1,189,500	831
	Shenzhen Energy Group Co. Ltd. Class A	651,220	830
	By-health Co. Ltd. Class A	207,366	825
	Huafon Chemical Co. Ltd. Class A	441,700	822
	Beijing Tiantan Biological Products Corp. Ltd. Class A	182,121	822
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	124,197	818
	Fangda Carbon New Material Co. Ltd. Class A	485,516	816
	Dawning Information Industry Co. Ltd. Class A	189,300	812
	Zhongjin Gold Corp. Ltd. Class A	619,850	803
	Huagong Tech Co. Ltd. Class A	177,859	801
	Changjiang Securities Co. Ltd. Class A	706,986	800
*	OneConnect Financial Technology Co. Ltd. ADR	252,115	799
	China Greatwall Technology Group Co. Ltd. Class A	379,300	798
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	159,100	797
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	97,400	797
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,372,758	796
	Zhejiang Longsheng Group Co. Ltd. Class A	408,000	793
	Han's Laser Technology Industry Group Co. Ltd. Class A	118,000	791
	China Railway Signal & Communication Corp. Ltd. Class A	1,025,723	790
	Hengyi Petrochemical Co. Ltd. Class A	458,400	785
	Dongfang Electric Corp. Ltd. Class A	275,284	782
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	536,920	780
	Zhefu Holding Group Co. Ltd. Class A	694,800	776
		Shares	Market Value• ($000)
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	775
	Shanghai RAAS Blood Products Co. Ltd. Class A	751,200	774
	YTO Express Group Co. Ltd. Class A	338,600	772
	AVICOPTER plc Class A	78,400	771
	Kunlun Tech Co. Ltd. Class A	264,200	769
	CECEP Wind-Power Corp. Class A	665,300	767
*	Gaotu Techedu Inc. ADR	260,600	766
*	Yunnan Aluminium Co. Ltd. Class A	408,900	761
	Ningxia Baofeng Energy Group Co. Ltd. Class A	332,500	761
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	375,050	761
	Lepu Medical Technology Beijing Co. Ltd. Class A	228,200	760
[3]	Jiayuan International Group Ltd.	1,960,382	758
	Shenghe Resources Holding Co. Ltd. Class A	237,500	755
	SDIC Capital Co. Ltd. Class A	587,784	753
*,3	Zhihu Inc. ADR	91,202	753
	Skshu Paint Co. Ltd. Class A	43,120	752
	Yonghui Superstores Co. Ltd. Class A	1,221,497	751
	Songcheng Performance Development Co. Ltd. Class A	342,320	749
	Jafron Biomedical Co. Ltd. Class A	92,784	749
	China National Software & Service Co. Ltd. Class A	93,300	748
	China International Capital Corp. Ltd. Class A	99,400	747
	Tianshui Huatian Technology Co. Ltd. Class A	370,900	746
	Sangfor Technologies Inc. Class A	23,400	740
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	923,300	740

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shenzhen SC New Energy Technology Corp. Class A	41,000	730
	CECEP Solar Energy Co. Ltd. Class A	417,380	728
[2,3]	China East Education Holdings Ltd.	765,303	726
	Jiangsu Yangnong Chemical Co. Ltd. Class A	39,500	726
	Unisplendour Corp. Ltd. Class A	166,737	722
	Western Securities Co. Ltd. Class A	602,994	722
	Beijing Dabeinong Technology Group Co. Ltd. Class A	536,800	720
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	85,420	719
*	Guangdong HEC Technology Holding Co. Ltd. Class A	432,553	717
	BBMG Corp. Class H	4,261,085	716
	AVIC Industry-Finance Holdings Co. Ltd. Class A	1,176,800	716
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	129,800	715
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	157,100	714
	Bank of Jiangsu Co. Ltd. Class A	727,090	714
	Guotai Junan Securities Co. Ltd. Class A	259,800	711
	Jiangsu Yoke Technology Co. Ltd. Class A	59,700	711
	Tianfeng Securities Co. Ltd. Class A	1,154,280	711
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	94,771	707
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	705
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,255,882	705
	China Oilfield Services Ltd. Class A	303,689	704
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	702
		Shares	Market Value• ($000)
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	699
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	771,989	695
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	746,800	693
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	11,592	692
	Western Superconducting Technologies Co. Ltd. Class A	56,622	688
	Gongniu Group Co. Ltd. Class A	27,500	678
	Jason Furniture Hangzhou Co. Ltd. Class A	69,400	675
	Humanwell Healthcare Group Co. Ltd. Class A	205,100	673
	G-bits Network Technology Xiamen Co. Ltd. Class A	12,600	673
	Offshore Oil Engineering Co. Ltd. Class A	925,300	672
	Southwest Securities Co. Ltd. Class A	893,700	672
*,2	JD Logistics Inc.	170,817	671
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,071,700	669
	COSCO SHIPPING Development Co. Ltd. Class A	1,224,040	665
	Xiamen Tungsten Co. Ltd. Class A	187,399	665
*	Air China Ltd. Class A	498,226	662
	Weifu High-Technology Group Co. Ltd. Class B	347,462	660
	Weihai Guangwei Composites Co. Ltd. Class A	62,200	660
	Sieyuan Electric Co. Ltd. Class A	101,500	658
*	China Eastern Airlines Corp. Ltd. Class A	872,329	658
	Youngor Group Co. Ltd. Class A	655,000	658
	SooChow Securities Co. Ltd. Class A	496,620	658
	Hunan Valin Steel Co. Ltd. Class A	787,000	657

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Kingfa Sci & Tech Co. Ltd. Class A	358,300	657
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	225,444	657
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	206,200	656
	Sinolink Securities Co. Ltd. Class A	391,100	655
	Hubei Energy Group Co. Ltd. Class A	842,208	654
	Nanjing Securities Co. Ltd. Class A	429,500	651
	Shanghai Jahwa United Co. Ltd. Class A	86,600	648
	Raytron Technology Co. Ltd. Class A	57,119	645
	Perfect World Co. Ltd. Class A	237,400	644
	Wuchan Zhongda Group Co. Ltd. Class A	654,300	642
	Health & Happiness H&H International Holdings Ltd.	273,604	640
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	494,438	636
	Shandong Chenming Paper Holdings Ltd. Class B	1,407,350	636
	Guoyuan Securities Co. Ltd. Class A	546,000	633
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	2,496,800	631
	Proya Cosmetics Co. Ltd. Class A	20,100	631
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	30,300	629
	Shenergy Co. Ltd. Class A	650,000	629
	Ninestar Corp. Class A	108,925	624
	Wangfujing Group Co. Ltd. Class A	128,900	621
	Shanghai M&G Stationery Inc. Class A	62,300	617
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	616
	Zhuzhou Kibing Group Co. Ltd. Class A	248,300	616
	Liaoning Cheng Da Co. Ltd. Class A	193,200	615
	Luxi Chemical Group Co. Ltd. Class A	238,800	613
		Shares	Market Value• ($000)
	Oppein Home Group Inc. Class A	30,762	612
	Jiangsu Zhongtian Technology Co. Ltd. Class A	387,300	612
	Shandong Linglong Tyre Co. Ltd. Class A	110,700	612
	Dongxing Securities Co. Ltd. Class A	356,192	610
	Anhui Expressway Co. Ltd. Class H	1,022,728	606
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	829,439	606
	Tianma Microelectronics Co. Ltd. Class A	312,900	602
	Hangzhou Robam Appliances Co. Ltd. Class A	122,700	600
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	599
	Jiangxi Zhengbang Technology Co. Ltd. Class A	381,181	596
	Wens Foodstuffs Group Co. Ltd. Class A	231,080	595
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	104,394	595
	Avary Holding Shenzhen Co. Ltd. Class A	108,600	594
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	295,891	586
	Greenland Holdings Corp. Ltd. Class A	908,954	584
	Daan Gene Co. Ltd. Class A	194,416	584
	Newland Digital Technology Co. Ltd. Class A	247,699	583
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	205,000	576
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	510,640	574
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	99,021	573
	Qingdao TGOOD Electric Co. Ltd. Class A	137,700	567
*	Yunnan Tin Co. Ltd. Class A	221,500	567

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	TongFu Microelectronics Co. Ltd. Class A	181,000	566
	Shandong Sun Paper Industry JSC Ltd. Class A	313,600	563
	Shanghai Electric Power Co. Ltd. Class A	325,100	563
	Fujian Sunner Development Co. Ltd. Class A	160,100	562
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	103,000	561
*	NavInfo Co. Ltd. Class A	306,196	560
	Intco Medical Technology Co. Ltd. Class A	69,675	560
	Beijing Enlight Media Co. Ltd. Class A	382,000	559
	CNOOC Energy Technology & Services Ltd. Class A	1,231,600	556
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	169,100	555
	Bank of Changsha Co. Ltd. Class A	440,300	553
	China Great Wall Securities Co. Ltd. Class A	309,000	552
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	122,100	551
	Liaoning Port Co. Ltd. Class A	2,084,400	551
	China CITIC Bank Corp. Ltd. Class A	774,835	550
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	330,800	549
	Winning Health Technology Group Co. Ltd. Class A	276,380	546
	Dong-E-E-Jiao Co. Ltd. Class A	86,100	546
	First Capital Securities Co. Ltd. Class A	509,800	544
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	543
*	Guangshen Railway Co. Ltd. Class H	3,076,100	541
	Huaneng Power International Inc. Class A	445,200	537
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	186,920	537
*	Tuya Inc. ADR	82,677	536
		Shares	Market Value• ($000)
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	322,500	533
	GRG Banking Equipment Co. Ltd. Class A	328,787	532
	Hesteel Co. Ltd. Class A	1,384,800	532
	China National Accord Medicines Corp. Ltd. Class B	212,045	531
	Zhejiang China Commodities City Group Co. Ltd. Class A	693,300	529
	Huaibei Mining Holdings Co. Ltd. Class A	267,200	528
*	Ourpalm Co. Ltd. Class A	867,600	527
[3]	Shandong Chenming Paper Holdings Ltd. Class H	1,085,798	522
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	522
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	188,690	522
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	199,900	521
*	Sinopec Oilfield Service Corp. Class H	5,410,803	520
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,648,370	518
*	Xian International Medical Investment Co. Ltd. Class A	277,200	517
*	Shenzhen MTC Co. Ltd. Class A	671,146	516
	Jointown Pharmaceutical Group Co. Ltd. Class A	241,100	511
	Oriental Energy Co. Ltd. Class A	283,300	511
*	CanSino Biologics Inc. Class A	11,970	510
	Bank of Guiyang Co. Ltd. Class A	483,100	510
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	968,890	509
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	266,977	508
	Zhejiang Dingli Machinery Co. Ltd. Class A	47,554	507
	China Zheshang Bank Co. Ltd. Class A	941,100	506

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Yintai Gold Co. Ltd. Class A	366,940	504
	Yutong Bus Co. Ltd. Class A	284,400	504
	Zhejiang Supor Co. Ltd. Class A	60,776	503
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	376,900	502
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	501
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	132,100	498
*	BTG Hotels Group Co. Ltd. Class A	130,297	498
	Heilongjiang Agriculture Co. Ltd. Class A	231,300	497
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	109,600	496
	Addsino Co. Ltd. Class A	205,500	493
	Huaxin Cement Co. Ltd. Class A	187,800	490
*	Montnets Cloud Technology Group Co. Ltd. Class A	155,700	490
	Yunda Holding Co. Ltd. Class A	167,770	489
	Yanzhou Coal Mining Co. Ltd. Class A	137,800	489
*	GCL System Integration Technology Co. Ltd. Class A	775,900	488
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,844,864	487
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	484
	Guangdong Electric Power Development Co. Ltd. Class B	1,537,191	483
	Leyard Optoelectronic Co. Ltd. Class A	328,500	483
*	Bank of Zhengzhou Co. Ltd. Class A	909,910	481
	Chengdu Xingrong Environment Co. Ltd. Class A	517,505	478
	FAW Jiefang Group Co. Ltd. Class A	292,500	477
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	851,600	477
*	Beijing Shougang Co. Ltd. Class A	529,600	476
		Shares	Market Value• ($000)
	Jinke Properties Group Co. Ltd. Class A	684,000	475
	Angang Steel Co. Ltd. Class A	719,300	474
	ZTO Express Cayman Inc.	15,906	472
	Shenzhen Sunway Communication Co. Ltd. Class A	125,300	466
	Hefei Meiya Optoelectronic Technology Inc. Class A	73,700	466
	Zhongtai Securities Co. Ltd. Class A	321,300	465
	BBMG Corp. Class A	1,057,400	464
	Shanghai Bailian Group Co. Ltd. Class A	215,000	463
	Shanghai Lingang Holdings Corp. Ltd. Class A	201,288	462
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	461
	Jinduicheng Molybdenum Co. Ltd. Class A	406,300	461
	Xiamen C & D Inc. Class A	366,700	459
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	254,400	458
*	Pacific Securities Co Ltd./The/China Class A	938,519	457
	Guangzhou Haige Communications Group Inc. Co Class A	308,400	455
	Ningbo Joyson Electronic Corp. Class A	163,500	454
	LianChuang Electronic Technology Co. Ltd. Class A	142,610	453
	Beijing Originwater Technology Co. Ltd. Class A	415,200	452
*	Offcn Education Technology Co. Ltd. Class A	277,400	451
	Jizhong Energy Resources Co. Ltd. Class A	461,603	451
	Zhongji Innolight Co. Ltd. Class A	87,198	451
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	167,600	450
	Hangzhou Shunwang Technology Co. Ltd. Class A	203,800	448

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sealand Securities Co. Ltd. Class A	740,740	447
	Shenzhen Gas Corp. Ltd. Class A	315,300	447
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	446
	Shanxi Securities Co. Ltd. Class A	455,390	445
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	156,400	444
	China National Medicines Corp. Ltd. Class A	92,700	442
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	175,360	440
	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class A	90,800	439
	Fujian Funeng Co. Ltd. Class A	155,800	436
	Northeast Securities Co. Ltd. Class A	324,100	436
	China Galaxy Securities Co. Ltd. Class A	282,300	436
	Shanghai Construction Group Co. Ltd. Class A	851,600	435
	Huadian Power International Corp. Ltd. Class A	630,800	434
	DHC Software Co. Ltd. Class A	399,300	433
*	North Industries Group Red Arrow Co. Ltd. Class A	103,700	431
	Zhejiang Crystal-Optech Co. Ltd. Class A	174,796	430
	East Group Co. Ltd. Class A	263,800	427
	C&S Paper Co. Ltd. Class A	158,800	423
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	465,271	420
	Shandong Pharmaceutical Glass Co. Ltd. Class A	78,800	419
*	Hanergy Thin Film Pow Group Ltd.	14,742,000	415
	Kaishan Group Co. Ltd. Class A	146,144	415
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	81,000	415
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	411
		Shares	Market Value• ($000)
	Xuji Electric Co. Ltd. Class A	132,500	410
	Yunnan Copper Co. Ltd. Class A	197,000	409
	Guolian Securities Co. Ltd. Class A	212,300	405
	Wanxiang Qianchao Co. Ltd. Class A	430,533	403
	OFILM Group Co. Ltd. Class A	343,700	401
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	399
	Shanghai Tunnel Engineering Co. Ltd. Class A	499,144	399
	Wolong Electric Group Co. Ltd. Class A	172,500	399
	China Coal Energy Co. Ltd. Class A	362,038	396
	Shenzhen Goodix Technology Co. Ltd. Class A	24,666	395
	Beijing Yanjing Brewery Co. Ltd. Class A	380,500	395
	Central China Securities Co. Ltd. Class H	2,126,621	390
*	Sinopec Oilfield Service Corp. Class A	1,104,100	390
	Jiangsu Linyang Energy Co. Ltd. Class A	219,800	390
	Sinoma International Engineering Co. Class A	239,600	389
	AECC Aero-Engine Control Co. Ltd. Class A	92,500	386
	Hongta Securities Co. Ltd. Class A	219,830	386
	Nanjing Iron & Steel Co. Ltd. Class A	697,400	385
	WUS Printed Circuit Kunshan Co. Ltd. Class A	240,570	385
	All Winner Technology Co. Ltd. Class A	38,800	385
[2,3]	Shandong Gold Mining Co. Ltd. Class H	211,866	383
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	141,597	381
	Tibet Summit Resources Co. Ltd. Class A	79,600	380
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	380

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Beijing Sinnet Technology Co. Ltd. Class A	183,600	379
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	189,700	377
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	375
	Datang International Power Generation Co. Ltd. Class A	882,200	375
	Valiant Co. Ltd. Class A	115,600	372
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	86,218	370
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	268,900	370
	Glarun Technology Co. Ltd. Class A	159,000	368
	Lianhe Chemical Technology Co. Ltd. Class A	121,610	367
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	148,600	367
	Topsec Technologies Group Inc. Class A	127,000	366
	Shenzhen Infogem Technologies Co. Ltd. Class A	175,188	362
	CMST Development Co. Ltd. Class A	379,200	362
	Sinosoft Co. Ltd. Class A	91,993	361
	Juewei Food Co. Ltd. Class A	34,894	359
*	Guosheng Financial Holding Inc. Class A	244,600	357
*	Trip.com Group Ltd.	12,402	357
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	356
	Sinotrans Ltd. Class A	502,200	354
	RiseSun Real Estate Development Co. Ltd. Class A	527,066	353
*	Yatsen Holding Ltd. ADR	125,182	351
	NanJi E-Commerce Co. Ltd. Class A	314,099	351
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	452,300	350
	Guangxi Guiguan Electric Power Co. Ltd. Class A	387,200	350
		Shares	Market Value• ($000)
	Joyoung Co. Ltd. Class A	95,700	349
	Dian Diagnostics Group Co. Ltd. Class A	69,400	349
	Bright Dairy & Food Co. Ltd. Class A	160,300	349
	Shandong Denghai Seeds Co. Ltd. Class A	104,100	346
	Tian Di Science & Technology Co. Ltd. Class A	529,200	346
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	56,006	344
	Huaxi Securities Co. Ltd. Class A	243,600	344
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	156,497	343
*	Guangdong Golden Dragon Development Inc. Class A	136,800	339
*	STO Express Co. Ltd. Class A	282,099	339
	Bank of Chengdu Co. Ltd. Class A	169,900	339
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	218,100	337
	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	334
	TangShan Port Group Co. Ltd. Class A	801,200	334
	Huaan Securities Co. Ltd. Class A	416,260	333
	Laobaixing Pharmacy Chain JSC Class A	48,160	329
*	Oceanwide Holdings Co. Ltd. Class A	1,181,000	329
	Zhejiang Medicine Co. Ltd. Class A	131,900	329
	Shanying International Holding Co. Ltd. Class A	647,200	328
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,397	325
	Lao Feng Xiang Co. Ltd. Class A	42,669	320
	Taiji Computer Corp. Ltd. Class A	73,298	320
	Zhejiang Hailiang Co. Ltd. Class A	193,600	319
	People.cn Co. Ltd. Class A	155,681	319
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	317

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Suning Universal Co. Ltd. Class A	420,023	315
	Leo Group Co. Ltd. Class A	873,400	311
[2,3]	Everbright Securities Co. Ltd. Class H	398,870	311
	ORG Technology Co. Ltd. Class A	296,500	310
	Tangshan Jidong Cement Co. Ltd. Class A	170,400	309
	Anhui Kouzi Distillery Co. Ltd. Class A	32,600	308
*	Hunan Gold Corp. Ltd. Class A	180,700	306
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	511,300	306
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	192,900	306
	Shennan Circuits Co. Ltd. Class A	21,938	305
	Zhongshan Public Utilities Group Co. Ltd. Class A	225,500	304
	NSFOCUS Technologies Group Co. Ltd. Class A	128,395	303
*	Beijing Jetsen Technology Co. Ltd. Class A	473,700	303
	Camel Group Co. Ltd. Class A	148,270	303
*	Autohome Inc. Class A	29,824	301
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	275,373	300
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co Class H	178,430	300
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	297
	Chongqing Rural Commercial Bank Co. Ltd. Class A	496,000	296
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	246,400	296
*	Shenzhen Airport Co. Ltd. Class A	248,800	294
	China South Publishing & Media Group Co. Ltd. Class A	230,100	294
		Shares	Market Value• ($000)
	Financial Street Holdings Co. Ltd. Class A	319,790	293
*	Siasun Robot & Automation Co. Ltd. Class A	200,120	293
*	Zheshang Securities Co. Ltd. Class A	151,100	291
	China TransInfo Technology Co. Ltd. Class A	137,600	288
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	287
*	Tianshan Aluminum Group Co. Ltd. Class A	218,800	287
	Shenzhen Huaqiang Industry Co. Ltd. Class A	124,300	284
	China International Marine Containers Group Co. Ltd. Class A	103,560	284
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	149,500	284
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	161,881	283
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	257,236	283
	Inmyshow Digital Technology Group Co. Ltd. Class A	170,900	283
	Guangzhou Wondfo Biotech Co. Ltd. Class A	52,060	282
	Shanghai Huayi Group Co. Ltd. Class B	421,647	281
	Hytera Communications Corp. Ltd. Class A	316,800	279
*	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	292,200	278
	Haisco Pharmaceutical Group Co. Ltd. Class A	105,000	277
*	China Fortune Land Development Co. Ltd. Class A	478,047	275
	Bluestar Adisseo Co. Class A	133,700	274
	Xiamen ITG Group Corp. Ltd. Class A	253,000	273
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	273
	Harbin Boshi Automation Co. Ltd. Class A	142,800	272

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)
Betta Pharmaceuticals Co. Ltd. Class A	21,800	270
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	269
Gan & Lee Pharmaceuticals Co. Ltd. Class A	25,500	268
Eternal Asia Supply Chain Management Ltd. Class A	296,300	266
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	219,915	265
Zhejiang Yasha Decoration Co. Ltd. Class A	228,011	265
BOC International China Co. Ltd. Class A	127,700	265
Yango Group Co. Ltd. Class A	522,797	263
Hangzhou Oxygen Plant Group Co. Ltd. Class A	64,700	262
Beijing Capital Development Co. Ltd. Class A	340,513	262
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	44,200	261
Shandong Hi-speed Co. Ltd. Class A	308,600	259
Wangsu Science & Technology Co. Ltd. Class A	300,300	257
BGI Genomics Co. Ltd. Class A	18,391	256
Bluefocus Intelligent Communications Group Co. Ltd. Class A	324,300	254
China Meheco Co. Ltd. Class A	144,800	252
Livzon Pharmaceutical Group Inc. Class A	45,600	250
Juneyao Airlines Co. Ltd. Class A	100,266	249
Huapont Life Sciences Co. Ltd. Class A	257,600	249
Keboda Technology Co. Ltd. Class A	24,000	248
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	386,600	247
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	385,500	246
Xiangcai Co. Ltd. Class A	182,700	246
		Shares	Market Value• ($000)
	Xiamen Meiya Pico Information Co. Ltd. Class A	101,500	244
	Maccura Biotechnology Co. Ltd. Class A	55,900	243
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	476,932	242
	Shenzhen Agricultural Products Group Co. Ltd. Class A	223,300	242
	Shanghai Bailian Group Co. Ltd. Class B	271,016	240
[2]	Qingdao Port International Co. Ltd. Class H	476,433	239
	Shenzhen Jinjia Group Co. Ltd. Class A	140,500	238
	Jiangxi Bank Co. Ltd. Class H	540,500	237
*	Grandjoy Holdings Group Co. Ltd. Class A	456,788	235
	Autobio Diagnostics Co. Ltd. Class A	27,300	234
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	219,600	234
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	842,160	233
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	260,700	233
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	282,600	232
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	283,100	229
	Central China Securities Co. Ltd. Class A	316,700	227
*	Youzu Interactive Co. Ltd. Class A	108,800	225
	Toly Bread Co. Ltd. Class A	45,628	224
*	Beijing Ultrapower Software Co. Ltd. Class A	254,000	224
	Blue Sail Medical Co. Ltd. Class A	99,100	224
	Caitong Securities Co. Ltd. Class A	139,600	224
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	275,400	221
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	135,800	221

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Suofeiya Home Collection Co. Ltd. Class A	83,100	219
	Shaanxi International Trust Co. Ltd. Class A	446,000	217
	Guangdong South New Media Co. Ltd. Class A	29,300	217
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	203,400	216
	Shandong Humon Smelting Co. Ltd. Class A	119,200	214
	Zhejiang Huace Film & Television Co. Ltd. Class A	240,100	212
*	Shanghai Junshi Biosciences Co. Ltd. Class A	28,009	211
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	96,700	210
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,883	207
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	338,000	206
	Luolai Lifestyle Technology Co. Ltd. Class A	100,800	205
	Qingdao Rural Commercial Bank Corp.	342,000	204
*	Holitech Technology Co. Ltd. Class A	399,600	203
	Huafa Industrial Co. Ltd. Zhuhai Class A	246,900	203
	Dongguan Development Holdings Co. Ltd. Class A	127,800	203
	An Hui Wenergy Co. Ltd. Class A	291,400	200
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	410,300	199
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	199
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	339,500	199
	China World Trade Center Co. Ltd. Class A	93,200	198
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	197
	Luenmei Quantum Co. Ltd. Class A	152,800	197
		Shares	Market Value• ($000)
	Shanghai Shimao Co. Ltd. Class A	394,194	195
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	108,900	194
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	34,704	192
	Huabao Flavours & Fragrances Co. Ltd. Class A	29,400	192
*	Huazhu Group Ltd.	41,120	191
	Zhejiang Runtu Co. Ltd. Class A	137,405	190
*	Cinda Real Estate Co. Ltd. Class A	377,000	189
	Shanghai Environment Group Co. Ltd. Class A	102,800	187
	Xinfengming Group Co. Ltd. Class A	81,300	187
	Chongqing Water Group Co. Ltd. Class A	213,400	187
	Weifu High-Technology Group Co. Ltd. Class A	60,600	184
	Transfar Zhilian Co. Ltd. Class A	144,000	184
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	108,472	183
	Autel Intelligent Technology Corp. Ltd. Class A	18,295	183
*	CITIC Guoan Information Industry Co. Ltd. Class A	517,200	182
	Chongqing Department Store Co. Ltd. Class A	50,200	181
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	372,600	178
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	177
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	176
	Anker Innovations Technology Co. Ltd. Class A	12,000	175
*	Guangshen Railway Co. Ltd. Class A	505,300	169
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	74,800	169

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Suzhou Anjie Technology Co. Ltd. Class A	77,100	166
	Shanghai AJ Group Co. Ltd. Class A	161,633	164
	Zhejiang Semir Garment Co. Ltd. Class A	138,900	163
	JL Mag Rare-Earth Co. Ltd. Class A	26,600	163
	Anhui Xinhua Media Co. Ltd. Class A	222,000	163
	Guangxi Liugong Machinery Co. Ltd. Class A	139,600	162
	Rongan Property Co. Ltd. Class A	427,200	159
	ADAMA Ltd. Class A	134,900	159
	Shenzhen Kinwong Electronic Co. Ltd. Class A	39,340	159
	Visual China Group Co. Ltd. Class A	75,600	156
	Bank of Suzhou Co. Ltd. Class A	144,000	155
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	153
*	Red Star Macalline Group Corp. Ltd. Class A	107,580	153
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	30,900	152
	Jiajiayue Group Co. Ltd. Class A	66,000	152
	Fujian Longking Co. Ltd. Class A	119,900	152
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	55,700	152
	Guangdong Electric Power Development Co. Ltd. Class A	220,800	151
	Opple Lighting Co. Ltd. Class A	47,874	145
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	49,600	142
	Lakala Payment Co. Ltd. Class A	37,800	142
	Shenzhen Aisidi Co. Ltd. Class A	83,700	140
	Double Medical Technology Inc. Class A	19,400	140
*	Baidu Inc. Class A	6,830	140
*	Gds Holdings Ltd. Class A	18,463	139
	KingClean Electric Co. Ltd. Class A	35,714	139
	Shandong Publishing & Media Co. Ltd. Class A	145,100	139
		Shares	Market Value• ($000)
	CGN Power Co. Ltd. Class A	294,300	134
	Greattown Holdings Ltd. Class A	241,500	134
*	Alpha Group Class A	166,500	131
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	139,100	129
	Digital China Information Service Co. Ltd. Class A	72,800	127
	Maanshan Iron & Steel Co. Ltd. Class H	296,000	126
	Xiamen Intretech Inc. Class A	26,180	126
	Deppon Logistics Co. Ltd. Class A	73,700	126
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	61,500	124
	Shanghai Industrial Development Co. Ltd. Class A	204,300	124
	Bank of Qingdao Co. Ltd. Class A	167,600	123
	Qinhuangdao Port Co. Ltd. Class A	298,000	123
	China Merchants Port Group Co. Ltd. Class A	48,600	120
	Winner Medical Co. Ltd. Class A	10,200	120
	Liuzhou Iron & Steel Co. Ltd. Class A	140,100	119
	Three Squirrels Inc. Class A	18,000	119
	Jiangling Motors Corp. Ltd. Class B	105,836	109
	Skyworth Digital Co. Ltd. Class A	92,200	104
	Jiangsu Expressway Co. Ltd. Class A	76,000	101
	Sichuan Teway Food Group Co. Ltd. Class A	24,960	97
	Qingdao Hanhe Cable Co. Ltd. Class A	139,900	94
	Jiangling Motors Corp. Ltd. Class A	37,254	91
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	36,000	91
*	Sichuan Languang Development Co. Ltd. Class A	324,100	88
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	88
	Chinalin Securities Co. Ltd. Class A	53,000	87
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	188,500	83

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	New Oriental Education & Technology Group Inc.	38,840	79
	Jointo Energy Investment Co. Ltd. Hebei Class A	86,600	69
	Shandong Chenming Paper Holdings Ltd. Class A	61,800	68
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,660	66
	Contec Medical Systems Co. Ltd. Class A	11,700	58
	China West Construction Group Co. Ltd. Class A	50,600	57
	CSG Holding Co. Ltd. Class A	30,500	43
	Bengang Steel Plates Co. Ltd. Class A	60,500	43
*,1	Tianhe Chemicals Group Ltd.	3,538,329	—
			5,095,880
Colombia (0.1%)
	Bancolombia SA ADR	223,551	8,032
	Interconexion Electrica SA ESP	816,149	4,900
	Ecopetrol SA	5,845,448	4,420
	Bancolombia SA	473,052	4,231
	Grupo de Inversiones Suramericana SA	450,450	2,626
	Ecopetrol SA ADR	165,696	2,510
	Grupo Aval Acciones y Valores SA Preference Shares	7,479,782	2,284
	Grupo Argos SA	578,994	1,814
	Cementos Argos SA	937,855	1,582
	Grupo De Inversiones Suramericana SA Preference Shares	153,364	769
	Grupo Aval Acciones y Valores SA ADR	21,896	132
	Cementos Argos SA Preference Shares	105,809	124
	Bancolombia SA Preference Shares	11,063	99
			33,523
Czech Republic (0.0%)
	CEZ A/S	304,929	10,071
*	Komercni banka A/S	138,121	5,357
*,2	Moneta Money Bank A/S	654,416	2,563
	O2 Czech Republic A/S	69,921	803
			18,794
		Shares	Market Value• ($000)
Denmark (1.6%)
	Novo Nordisk A/S Class B	2,987,619	327,607
	DSV A/S	368,846	85,726
	Vestas Wind Systems A/S	1,896,273	81,975
*	Genmab A/S	112,093	50,358
[2]	Orsted A/S	354,737	50,104
	Coloplast A/S Class B	250,638	40,934
	Carlsberg A/S Class B	183,170	30,244
	AP Moller - Maersk A/S Class B	10,354	30,005
	Novozymes A/S Class B	373,238	27,455
	Pandora A/S	181,086	25,341
	AP Moller - Maersk A/S Class A	8,241	22,627
	Danske Bank A/S	1,231,199	20,834
	Chr Hansen Holding A/S	194,423	15,476
	GN Store Nord A/S	245,012	14,889
	Tryg A/S	573,318	13,607
	Royal Unibrew A/S	87,324	10,848
*	Demant A/S	196,108	9,507
	SimCorp A/S	77,486	9,383
	Ambu A/S Class B	322,066	9,168
	ROCKWOOL International A/S Class B	11,553	5,283
	H Lundbeck A/S	111,861	3,115
			884,486
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	3,140,434	10,223
*	Egypt Kuwait Holding Co. SAE	1,636,113	2,229
	Eastern Co. SAE	1,778,143	1,312
*	Egypt Kuwait Holding Co. SAE (XCAI)	906,274	1,255
*	Fawry for Banking & Payment Technology Services SAE	1,201,697	1,150
	ElSewedy Electric Co.	1,436,275	790
	Telecom Egypt Co.	582,348	502
			17,461
Finland (0.9%)
	Nordea Bank Abp	5,225,418	63,995
*	Nokia OYJ	10,599,764	60,837
	Sampo OYJ Class A	949,080	50,454
	Kone OYJ Class B	738,507	50,366
	Neste OYJ	780,310	43,441
	UPM-Kymmene OYJ	998,256	35,229
	Fortum OYJ	816,029	24,269
	Nordea Bank Abp (XHEL)	1,705,840	20,871
	Stora Enso OYJ Class R	1,082,243	18,008
	Kesko OYJ Class B	511,467	16,645
	Elisa OYJ	269,138	16,243
	Wartsila OYJ Abp	916,602	12,712
	Metso Outotec OYJ	1,138,165	11,435

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Valmet OYJ	241,293	9,796
	Nokian Renkaat OYJ	257,572	9,672
	Orion OYJ Class B	196,362	8,503
	Kojamo OYJ	362,977	8,132
	Huhtamaki OYJ	171,344	7,471
			468,079
France (6.7%)
	LVMH Moet Hennessy Louis Vuitton SE	469,476	368,126
	TotalEnergies SE	4,565,102	228,597
	Sanofi	2,047,077	205,617
	Schneider Electric SE	995,199	171,590
	BNP Paribas SA	2,036,183	136,296
*	Airbus SE	1,048,910	134,556
*	L'Oreal SA Loyalty Shares	290,348	132,821
	EssilorLuxottica SA	555,198	114,869
	AXA SA	3,615,843	105,196
	Kering SA	138,100	103,649
	Vinci SA	943,730	100,894
*	Air Liquide SA Loyalty Shares	560,609	93,598
	Hermes International	58,215	92,441
	Pernod Ricard SA	391,682	90,111
	Safran SA	657,900	88,547
	Dassault Systemes SE	1,278,392	74,655
	L'Oreal SA (XPAR)	161,714	73,977
	Danone SA	1,130,310	73,680
	Capgemini SE	296,767	69,195
	Cie de Saint-Gobain	895,265	61,785
	STMicroelectronics NV	1,192,872	56,636
	Legrand SA	505,328	55,126
	Cie Generale des Etablissements Michelin SCA	328,648	51,669
	Societe Generale SA	1,457,952	48,701
	Air Liquide SA (XPAR)	290,867	48,563
	Teleperformance	109,433	45,712
	Orange SA	3,610,448	39,372
[3]	Veolia Environnement SA	1,147,308	37,470
	Credit Agricole SA	2,323,088	35,048
	Publicis Groupe SA	423,530	28,433
*	Engie SA Loyalty Shares	1,983,397	28,214
	Eurofins Scientific SE	229,474	27,081
*,2	Worldline SA	460,194	26,837
	Edenred	466,163	25,225
	Sartorius Stedim Biotech	45,371	25,007
	Carrefour SA	1,189,089	21,527
	Alstom SA	552,849	19,702
	Vivendi SE	1,392,694	17,941
	Thales SA	194,079	17,909
[2]	Euronext NV	154,782	17,414
	Bureau Veritas SA	539,394	17,145
	Arkema SA	124,049	16,969
	Bouygues SA	403,380	16,343
	Suez SA	702,601	15,996
		Shares	Market Value• ($000)
	Eiffage SA	143,927	14,814
	Engie SA (XPAR)	1,036,716	14,747
	Gecina SA	96,923	13,563
	Valeo	450,671	13,242
	Getlink SE	859,863	13,234
*	Renault SA	347,941	12,538
*	Accor SA	338,799	12,124
	Rexel SA	572,311	11,375
*	EDF	739,809	10,903
	Bollore SA	1,807,047	10,503
*	SOITEC	38,519	10,256
	BioMerieux	80,253	10,222
	Faurecia SE (XPAR)	195,318	10,201
	SCOR SE	293,692	9,887
*	Ubisoft Entertainment SA	182,576	9,560
[2]	Amundi SA	107,103	9,543
	Orpea SA	91,353	9,542
	Atos SE	179,381	9,359
	Remy Cointreau SA	45,531	9,198
[2]	La Francaise des Jeux SAEM	162,358	8,431
	Klepierre SA	343,511	8,178
	Covivio	94,155	8,155
*	Aeroports de Paris	53,560	7,146
*	Sodexo SA ACT Loyalty Shares	71,094	6,917
	CNP Assurances	272,199	6,820
	Wendel SE	50,833	6,771
	Ipsen SA	64,891	6,716
*	TechnipFMC plc (XNYS)	896,778	6,673
*	SEB SA Loyalty Shares	36,167	5,667
	Rubis SCA	175,574	5,627
*	Eurazeo SA	54,926	5,148
	Dassault Aviation SA	44,500	4,650
	ICADE	59,154	4,639
*	Sodexo SA (XPAR)	47,189	4,591
*	Sodexo SA Loyalty Shares 2025	38,129	3,710
	Air Liquide	21,364	3,567
	Electricite de France SA (XPAR)	240,871	3,550
*	JCDecaux SA	132,472	3,456
	Imerys SA	71,094	3,082
	SEB SA (XPAR)	19,026	2,981
	Cie Plastic Omnium SA	101,050	2,805
	Eurazeo SE	26,128	2,449
*,2	Neoen SA (XPAR)	50,727	2,336
[2]	ALD SA	149,338	2,226
	Faurecia SE	27,154	1,401
	Engie SA	95,379	1,357
*	Sodexo SA	5,047	491
*	SEB SA Loyalty Shares 2023	1,260	197
			3,604,788
Germany (5.6%)
	SAP SE	2,094,868	303,360
	Siemens AG (Registered)	1,415,285	230,100
	Allianz SE (Registered)	773,298	179,568
	Daimler AG (Registered)	1,582,663	157,099
	BASF SE	1,723,172	124,023

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	adidas AG	360,534	118,003
	Infineon Technologies AG	2,460,442	115,226
	Deutsche Telekom AG (Registered)	6,168,489	114,716
	Deutsche Post AG (Registered)	1,838,634	113,824
	Bayer AG (Registered)	1,853,543	104,461
	Volkswagen AG Preference Shares	349,025	78,332
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264,016	78,172
	Vonovia SE	1,084,510	65,789
	Bayerische Motoren Werke AG	612,191	61,853
	Merck KGaA	244,270	57,727
	Deutsche Boerse AG	346,235	57,477
	E.ON SE	4,084,839	51,795
*	Deutsche Bank AG (Registered)	3,840,555	49,333
	RWE AG	1,187,013	45,690
*,2	Delivery Hero SE	353,726	44,119
*,2	Zalando SE	411,110	38,842
	Fresenius SE & Co. KGaA	765,603	34,800
[2]	Siemens Healthineers AG	521,366	34,674
	Symrise AG Class A	237,560	32,860
	Sartorius AG Preference Shares	46,921	30,393
	Porsche Automobil Holding SE Preference Shares	288,571	30,033
	Henkel AG & Co. KGaA Preference Shares	324,078	29,033
	Brenntag SE	291,651	27,747
	Fresenius Medical Care AG & Co. KGaA	380,520	25,278
*	HelloFresh SE	306,103	24,806
*	Continental AG	202,864	23,851
	Puma SE	187,828	23,300
*	Siemens Energy AG	806,986	23,161
*	QIAGEN NV	417,688	23,016
	MTU Aero Engines AG	101,154	22,531
[2]	Covestro AG	339,692	21,753
	HeidelbergCement AG	281,678	21,212
	Hannover Rueck SE	112,959	20,625
	LEG Immobilien SE (XETR)	137,726	20,486
	Beiersdorf AG	187,578	19,946
	Volkswagen AG	57,542	18,707
	Henkel AG & Co. KGaA	194,515	16,244
	KION Group AG	146,137	15,962
	Aroundtown SA	2,267,038	15,755
	GEA Group AG	310,489	15,292
*	Commerzbank AG	1,953,065	14,263
	Carl Zeiss Meditec AG (Bearer)	69,020	13,900
*	Evotec SE	276,908	13,423
		Shares	Market Value• ($000)
	Knorr-Bremse AG	124,230	13,111
	Nemetschek SE	111,003	12,745
	Evonik Industries AG	361,492	11,713
	Bechtle AG	154,422	11,584
	LANXESS AG	163,765	11,035
*	thyssenkrupp AG	874,948	9,108
	Bayerische Motoren Werke AG Preference Shares	100,369	8,556
[2]	Scout24 SE	119,891	8,350
	Rheinmetall AG	81,226	7,881
*	CTS Eventim AG & Co. KGaA	107,581	7,824
	United Internet AG (Registered)	206,520	7,621
	Uniper SE	171,774	7,594
*,3	Deutsche Lufthansa AG (Registered)	1,137,582	7,520
*,2	Auto1 Group SE	174,312	6,858
	FUCHS PETROLUB SE Preference Shares	135,323	6,490
	Rational AG	6,295	6,248
[3]	Hella GmbH & Co. KGaA	82,482	5,721
	Deutsche Wohnen SE	100,003	5,123
	Wacker Chemie AG	27,992	5,058
*	Talanx AG	101,701	4,891
	ProSiebenSat.1 Media SE	290,085	4,859
*	Fraport AG Frankfurt Airport Services Worldwide	66,943	4,791
*,2	TeamViewer AG	303,226	4,526
	Vantage Towers AG	130,421	4,485
[3]	Varta AG	26,228	4,042
*	RTL Group SA	68,363	3,949
	Telefonica Deutschland Holding AG	1,271,587	3,313
	METRO AG	243,769	3,082
	Fielmann AG	43,738	2,884
	HOCHTIEF AG	36,378	2,807
[2]	DWS Group GmbH & Co. KGaA	62,429	2,700
	Traton SE	93,823	2,423
	Sartorius AG	3,919	2,408
*	Vitesco Technologies Group AG Class A	40,702	2,334
	1&1 AG	79,036	2,300
	FUCHS PETROLUB SE	60,009	2,211
			3,020,705
Greece (0.1%)
	Hellenic Telecommunications Organization SA	427,971	7,598
	OPAP SA	384,724	6,008
*	Eurobank Ergasias Services and Holdings SA	4,785,957	5,027
*	Alpha Services and Holdings SA	3,916,932	4,994
	Mytilineos SA	209,346	3,826
	JUMBO SA	211,567	3,149
*	National Bank of Greece SA	993,461	3,137

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Public Power Corp. SA	216,065	2,350
*	Piraeus Financial Holdings SA	1,075,233	1,837
*	Motor Oil Hellas Corinth Refineries SA	103,905	1,764
	Terna Energy SA	89,106	1,205
	Hellenic Petroleum SA	106,801	736
*,1	FF Group	60,219	334
			41,965
Hong Kong (2.0%)
	AIA Group Ltd.	22,741,011	254,859
	Hong Kong Exchanges & Clearing Ltd.	2,385,655	143,716
	Techtronic Industries Co. Ltd.	2,351,274	48,308
	Sun Hung Kai Properties Ltd.	2,690,994	35,678
	Link REIT	3,934,525	34,858
	CK Hutchison Holdings Ltd.	5,072,599	34,009
	Hong Kong & China Gas Co. Ltd.	20,478,110	31,813
*	BeiGene Ltd.	1,124,100	31,084
	CLP Holdings Ltd.	3,096,371	30,316
	Hang Seng Bank Ltd.	1,364,337	25,926
	CK Asset Holdings Ltd.	3,748,438	23,154
	Jardine Matheson Holdings Ltd.	387,432	22,503
*	Galaxy Entertainment Group Ltd.	4,046,061	21,771
	BOC Hong Kong Holdings Ltd.	6,764,030	21,434
	Wharf Real Estate Investment Co. Ltd.	3,113,420	17,585
	Power Assets Holdings Ltd.	2,600,904	15,895
	Lenovo Group Ltd.	14,160,809	15,378
	MTR Corp. Ltd.	2,691,672	14,683
	Hongkong Land Holdings Ltd.	2,201,954	12,160
	New World Development Co. Ltd.	2,703,554	11,726
*,2	ESR Cayman Ltd.	3,504,314	11,340
	Xinyi Glass Holdings Ltd.	3,827,583	10,786
	Henderson Land Development Co. Ltd.	2,469,302	10,339
*	Sands China Ltd.	4,528,704	10,322
	Hang Lung Properties Ltd.	3,861,140	8,961
	Wharf Holdings Ltd.	2,547,643	8,858
[2]	Budweiser Brewing Co. APAC Ltd.	3,203,133	8,786
[3]	Sino Land Co. Ltd.	6,608,520	8,686
[2]	WH Group Ltd.	12,159,002	8,524
	Want Want China Holdings Ltd.	10,198,807	7,910
		Shares	Market Value• ($000)
	SITC International Holdings Co. Ltd.	2,237,534	7,563
	CK Infrastructure Holdings Ltd.	1,177,059	7,097
	Chow Tai Fook Jewellery Group Ltd.	3,267,497	6,664
	Tingyi Cayman Islands Holding Corp.	3,566,367	6,657
	ASM Pacific Technology Ltd.	582,400	6,302
	Swire Pacific Ltd. Class A	971,852	6,110
	PRADA SpA	969,035	6,108
	AAC Technologies Holdings Inc.	1,309,337	5,659
	Swire Properties Ltd.	2,038,492	5,465
	Minth Group Ltd.	1,307,714	5,197
*,2	Samsonite International SA	2,407,303	5,178
	Man Wah Holdings Ltd.	2,854,853	4,418
	Microport Scientific Corp.	894,274	4,207
	PCCW Ltd.	7,761,776	3,996
	Hysan Development Co. Ltd.	1,139,877	3,957
	Bank of East Asia Ltd.	2,390,652	3,926
	Hang Lung Group Ltd.	1,630,040	3,817
[3]	Vitasoy International Holdings Ltd.	1,492,957	3,599
[2]	BOC Aviation Ltd.	380,126	3,326
	Kerry Properties Ltd.	1,104,233	3,121
	L'Occitane International SA	852,105	3,048
	Huabao International Holdings Ltd.	1,578,849	2,953
*	Yue Yuen Industrial Holdings Ltd.	1,308,824	2,778
	Kerry Logistics Network Ltd.	1,102,965	2,674
*,3	SJM Holdings Ltd.	3,460,915	2,574
	NWS Holdings Ltd.	2,565,079	2,547
	NagaCorp Ltd.	2,770,788	2,543
*,3	Wynn Macau Ltd.	2,706,120	2,420
	VTech Holdings Ltd.	301,620	2,323
[2]	Js Global Lifestyle Co. Ltd.	1,189,591	2,203
*	MMG Ltd.	4,671,627	2,158
	Dairy Farm International Holdings Ltd.	565,514	2,020
	Lee & Man Paper Manufacturing Ltd.	2,624,583	1,973
	Champion REIT	3,749,530	1,967
	Nexteer Automotive Group Ltd.	1,494,541	1,845
*	Melco International Development Ltd.	1,412,675	1,835
	Uni-President China Holdings Ltd.	2,110,604	1,799
	Swire Pacific Ltd. Class B	1,666,088	1,750
	First Pacific Co. Ltd.	4,265,139	1,704

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Cathay Pacific Airways Ltd.	1,799,730	1,660
*	Shangri-La Asia Ltd.	2,026,616	1,649
*,3	HengTen Networks Group Ltd.	4,343,840	1,482
	Johnson Electric Holdings Ltd.	640,643	1,418
	Towngas China Co. Ltd.	2,049,307	1,407
[3]	Vinda International Holdings Ltd.	469,842	1,295
	United Energy Group Ltd.	13,790,205	1,220
	Cafe de Coral Holdings Ltd.	586,419	1,070
	Haitong International Securities Group Ltd.	4,497,047	1,034
*	MGM China Holdings Ltd.	1,311,723	962
	Shui On Land Ltd.	6,392,076	947
*	Shun Tak Holdings Ltd.	3,237,139	885
*	FIH Mobile Ltd.	5,543,303	862
	Dah Sing Financial Holdings Ltd.	253,449	786
*	China Travel International Investment Hong Kong Ltd.	4,636,794	673
	Guotai Junan International Holdings Ltd.	4,476,212	649
	Dah Sing Banking Group Ltd.	642,105	614
*	Lifestyle International Holdings Ltd.	837,820	438
*,2,3	FIT Hon Teng Ltd.	2,102,242	422
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,098,363	335
*	Macau Legend Development Ltd.	2,438,000	248
*,1	Brightoil	3,241,567	83
*,1,3	Huishan Dairy	5,503,795	—
			1,106,988
Hungary (0.1%)
*	OTP Bank Nyrt	430,505	25,868
	Richter Gedeon Nyrt	259,524	7,273
	MOL Hungarian Oil & Gas plc	669,572	5,722
	Magyar Telekom Telecommunications plc	694,052	955
			39,818
India (3.7%)
	Housing Development Finance Corp. Ltd.	3,275,076	124,868
	Reliance Industries Ltd.	3,388,747	114,998
	Infosys Ltd. ADR	4,128,417	91,981
[2]	Reliance Industries Ltd. GDR	1,339,632	91,166
		Shares	Market Value• ($000)
	Tata Consultancy Services Ltd.	1,943,626	88,347
	Infosys Ltd.	2,642,000	59,125
	Hindustan Unilever Ltd.	1,663,100	53,231
	Bajaj Finance Ltd.	439,184	43,553
*	Axis Bank Ltd.	4,270,794	42,499
*	Bharti Airtel Ltd (XNSE)	4,278,537	39,248
	Asian Paints Ltd.	844,730	35,008
	ICICI Bank Ltd.	2,950,525	31,769
	HCL Technologies Ltd.	2,035,333	31,165
	Larsen & Toubro Ltd.	1,301,055	30,820
	Tata Steel Ltd.	1,495,241	26,362
	Titan Co. Ltd.	779,239	24,863
	Maruti Suzuki India Ltd.	247,729	24,805
	Tech Mahindra Ltd.	1,133,394	22,435
	UltraTech Cement Ltd.	214,848	21,942
	Sun Pharmaceutical Industries Ltd.	2,037,369	21,665
*	Tata Motors Ltd.	3,355,740	21,588
	Mahindra & Mahindra Ltd.	1,717,345	20,347
	State Bank of India GDR (Registered)	277,047	18,727
*,2	Avenue Supermarts Ltd.	278,434	17,270
	Nestle India Ltd.	67,197	17,074
	Bajaj Finserv Ltd.	71,338	17,031
	JSW Steel Ltd.	1,876,553	16,807
	Grasim Industries Ltd.	718,432	16,552
	Divi's Laboratories Ltd.	239,154	16,456
	ITC Ltd.	5,509,513	16,450
	Hindalco Industries Ltd.	2,655,109	16,361
[2]	HDFC Life Insurance Co. Ltd.	1,732,169	15,753
	NTPC Ltd.	8,417,736	14,945
	Power Grid Corp. of India Ltd.	5,868,469	14,536
	Wipro Ltd. ADR	1,575,779	14,119
	Adani Ports & Special Economic Zone Ltd.	1,431,828	13,282
	Tata Consumer Products Ltd.	1,145,750	12,417
[2]	SBI Life Insurance Co. Ltd.	786,793	12,057
	Info Edge India Ltd.	144,669	11,773
	Cipla Ltd.	957,767	11,594
*	Adani Green Energy Ltd.	736,627	11,325
	Oil & Natural Gas Corp. Ltd.	5,667,633	11,278
	Britannia Industries Ltd.	225,021	11,070
	Bharat Petroleum Corp. Ltd.	1,954,497	10,927
	Tata Power Co. Ltd.	3,798,310	10,898
	Apollo Hospitals Enterprise Ltd.	185,109	10,559
*	Adani Transmission Ltd.	439,410	10,351
	Adani Total Gas Ltd.	521,235	10,046

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	UPL Ltd.	996,389	9,878
	Shree Cement Ltd.	25,519	9,770
	Dr. Reddy's Laboratories Ltd.	152,879	9,510
	Adani Enterprises Ltd.	492,682	9,380
	Vedanta Ltd.	2,304,344	9,378
	Indian Oil Corp. Ltd.	5,178,307	8,865
	Pidilite Industries Ltd.	283,908	8,786
	Hero MotoCorp Ltd.	244,590	8,696
*	Godrej Consumer Products Ltd.	677,512	8,674
	Indus Towers Ltd.	2,339,151	8,503
	Eicher Motors Ltd.	249,349	8,299
	Piramal Enterprises Ltd.	237,288	8,271
	Coal India Ltd.	3,565,119	7,846
	Dabur India Ltd.	977,223	7,654
	Havells India Ltd.	450,375	7,612
	SRF Ltd.	263,040	7,449
[2]	Larsen & Toubro Infotech Ltd.	83,000	7,425
[2]	ICICI Lombard General Insurance Co. Ltd.	370,863	7,349
	Marico Ltd.	964,061	7,330
	Wipro Ltd.	845,819	7,324
	Mphasis Ltd.	166,939	7,241
	Shriram Transport Finance Co. Ltd.	375,456	7,232
	Ambuja Cements Ltd.	1,274,733	6,908
	Voltas Ltd.	427,556	6,892
*	United Spirits Ltd.	539,601	6,850
	Motherson Sumi Systems Ltd.	2,250,849	6,745
*	SBI Cards & Payment Services Ltd.	476,762	6,732
	Jubilant Foodworks Ltd.	134,537	6,649
	Gail India Ltd.	3,310,327	6,587
	Bajaj Auto Ltd.	130,527	6,472
	Zee Entertainment Enterprises Ltd.	1,540,270	6,207
	Cholamandalam Investment and Finance Co. Ltd.	746,376	6,145
	DLF Ltd.	1,115,395	5,957
*	Max Financial Services Ltd.	447,010	5,821
[2]	Bandhan Bank Ltd.	1,485,082	5,803
	Hindustan Petroleum Corp. Ltd.	1,366,228	5,670
	Bharat Electronics Ltd.	2,042,578	5,652
[2]	ICICI Prudential Life Insurance Co. Ltd.	675,893	5,591
	Lupin Ltd.	448,914	5,549
	Indian Railway Catering & Tourism Corp. Ltd.	480,675	5,446
	PI Industries Ltd.	135,587	5,440
	Page Industries Ltd.	10,657	5,370
*,2	InterGlobe Aviation Ltd.	184,500	5,364
	MRF Ltd.	5,029	5,200
		Shares	Market Value• ($000)
	Colgate-Palmolive India Ltd.	247,806	5,112
	Ashok Leyland Ltd.	2,675,885	5,107
[2]	HDFC Asset Management Co. Ltd.	143,501	5,083
	Balkrishna Industries Ltd.	150,227	4,949
	ACC Ltd.	157,540	4,919
*	Godrej Properties Ltd.	163,560	4,886
	Mindtree Ltd.	81,189	4,885
	Astral Ltd. (XNSE)	165,398	4,835
	Bharat Forge Ltd.	466,382	4,795
	Siemens Ltd.	160,477	4,693
[2]	Laurus Labs Ltd.	672,330	4,644
*,2	AU Small Finance Bank Ltd.	283,132	4,609
	Trent Ltd.	338,012	4,538
	Aurobindo Pharma Ltd.	490,694	4,524
	Embassy Office Parks REIT	962,878	4,500
	Container Corp. of India Ltd.	511,944	4,490
	Aarti Industries Ltd.	347,133	4,482
	Petronet LNG Ltd.	1,444,778	4,435
	Dr Reddy's Laboratories Ltd. ADR	71,982	4,423
	Berger Paints India Ltd.	436,083	4,325
	Dalmia Bharat Ltd.	155,990	4,203
*	Biocon Ltd.	892,956	4,194
*	Jindal Steel & Power Ltd.	747,248	4,177
	Indraprastha Gas Ltd.	650,831	4,125
	Sundaram Finance Ltd.	125,127	4,005
	State Bank of India	591,572	3,980
	Power Finance Corp. Ltd.	2,142,548	3,819
*	IDFC First Bank Ltd.	5,633,287	3,738
	Tata Communications Ltd.	208,966	3,653
	Bosch Ltd.	16,099	3,652
	Federal Bank Ltd.	2,792,892	3,647
	Ipca Laboratories Ltd.	126,413	3,624
	Muthoot Finance Ltd.	178,631	3,508
	Torrent Pharmaceuticals Ltd.	91,604	3,504
	REC Ltd.	1,731,100	3,445
	JSW Energy Ltd.	712,761	3,321
	TVS Motor Co. Ltd.	370,487	3,290
	Bajaj Holdings & Investment Ltd.	50,915	3,289
	LIC Housing Finance Ltd.	588,314	3,207
	Gujarat Gas Ltd.	373,843	3,110
	Cadila Healthcare Ltd.	455,431	3,064
	Cummins India Ltd.	253,601	3,039
*	Tata Motors Ltd. Class A	911,738	3,014

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bata India Ltd.	112,282	2,975
	Steel Authority of India Ltd.	1,927,640	2,969
	Oracle Financial Services Software Ltd.	49,554	2,934
[2]	L&T Technology Services Ltd.	46,073	2,915
	NMDC Ltd.	1,480,863	2,842
	Varun Beverages Ltd.	249,825	2,838
	United Breweries Ltd.	127,180	2,819
	Mahindra & Mahindra Financial Services Ltd.	1,167,445	2,808
	Emami Ltd.	391,164	2,781
	ABB India Ltd.	95,839	2,717
	Torrent Power Ltd.	399,972	2,676
*	Oberoi Realty Ltd.	217,960	2,638
*	Bank of Baroda	1,917,638	2,506
*	Adani Power Ltd.	1,731,358	2,323
	Honeywell Automation India Ltd.	4,048	2,272
*	Bharat Heavy Electricals Ltd.	2,386,472	2,182
*	GMR Infrastructure Ltd.	3,997,146	2,169
	Alkem Laboratories Ltd.	44,909	2,167
	Rajesh Exports Ltd.	250,793	2,140
	Coromandel International Ltd.	202,150	2,125
	Oil India Ltd.	697,842	2,098
*,2	RBL Bank Ltd.	842,759	2,041
	Indiabulls Housing Finance Ltd.	696,619	2,025
	Exide Industries Ltd.	846,098	1,957
*	Vodafone Idea Ltd.	14,700,378	1,882
	NHPC Ltd.	4,547,046	1,866
	Glenmark Pharmaceuticals Ltd.	275,961	1,859
	Hindustan Zinc Ltd.	431,442	1,799
*	L&T Finance Holdings Ltd.	1,634,811	1,798
*	3M India Ltd.	5,231	1,778
*	Canara Bank	596,020	1,714
	Kansai Nerolac Paints Ltd.	233,508	1,704
	Castrol India Ltd.	917,394	1,696
	Whirlpool of India Ltd.	54,960	1,626
	Bayer CropScience Ltd.	23,920	1,595
	GlaxoSmithKline Pharmaceuticals Ltd.	78,928	1,585
[2]	Nippon Life India Asset Management Ltd.	264,078	1,478
	Polycab India Ltd.	45,166	1,366
	Sun TV Network Ltd.	181,693	1,365
*	Aditya Birla Capital Ltd.	953,912	1,235
*	Godrej Industries Ltd.	147,850	1,147
		Shares	Market Value• ($000)
*	Punjab National Bank	2,030,911	1,145
	Hindustan Aeronautics Ltd.	65,030	1,136
*,2	Indian Railway Finance Corp. Ltd.	3,249,187	1,052
	Gillette India Ltd.	13,938	1,051
*	Union Bank of India	1,015,425	628
*	Bank of India	657,868	528
*	Mangalore Refinery & Petrochemicals Ltd.	725,523	477
*	Yes Bank Ltd.	2,544,587	437
*,2	General Insurance Corp. of India	192,631	343
			2,008,014
Indonesia (0.4%)
	Bank Central Asia Tbk PT	91,052,743	48,147
	Bank Rakyat Indonesia Persero Tbk PT	122,696,703	36,831
	Telkom Indonesia Persero Tbk PT	88,013,124	23,525
	Bank Mandiri Persero Tbk PT	35,084,472	17,738
	Astra International Tbk PT	38,387,488	16,350
	Bank Negara Indonesia Persero Tbk PT	14,178,787	7,012
	Charoen Pokphand Indonesia Tbk PT	13,944,864	6,115
	United Tractors Tbk PT	2,829,212	4,706
	Kalbe Farma Tbk PT	36,201,937	4,088
	Sarana Menara Nusantara Tbk PT	47,442,500	3,889
	Indofood Sukses Makmur Tbk PT	8,467,805	3,801
	Tower Bersama Infrastructure Tbk PT	18,286,225	3,798
	Semen Indonesia Persero Tbk PT	5,477,549	3,520
	Unilever Indonesia Tbk PT	10,745,150	3,354
	Barito Pacific Tbk PT	45,990,700	3,043
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,906,400	2,936
	Adaro Energy Tbk PT	23,474,263	2,781
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	2,570
*	Perusahaan Gas Negara Persero Tbk PT	18,640,846	1,988
	Gudang Garam Tbk PT	838,686	1,987
	Indocement Tunggal Prakarsa Tbk PT	2,371,098	1,979
*	Surya Citra Media Tbk PT	51,650,895	1,532
	Bukit Asam Tbk PT	7,513,155	1,422
	XL Axiata Tbk PT	6,217,150	1,354
*	Smartfren Telecom Tbk PT	175,820,700	1,342

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Bumi Serpong Damai Tbk PT	16,988,240	1,333
	Vale Indonesia Tbk PT	3,718,262	1,274
	Hanjaya Mandala Sampoerna Tbk PT	15,846,300	1,159
*	Jasa Marga Persero Tbk PT	3,751,819	1,114
	Mayora Indah Tbk PT	6,456,700	1,070
*	LEG Immobilien SE	4,904,900	731
	Media Nusantara Citra Tbk PT	8,802,166	560
	Astra Agro Lestari Tbk PT	680,225	516
	Bank Danamon Indonesia Tbk PT	1,024,127	195
			213,760
Ireland (0.2%)
	Kerry Group plc Class A	289,589	38,857
	Kingspan Group plc	284,494	32,752
	Glanbia plc (XDUB)	361,329	5,901
*	AIB Group plc	1,444,236	3,909
*,1	Irish Bank Resolution Corp.	236,607	—
			81,419
Israel (0.4%)
*	Nice Ltd.	120,345	34,021
	Bank Leumi Le-Israel BM	2,727,599	26,061
	Bank Hapoalim BM	2,230,365	21,967
*	Teva Pharmaceutical Industries Ltd.	1,851,175	16,324
*	Israel Discount Bank Ltd. Class A	2,199,535	13,290
	ICL Group Ltd.	1,310,904	11,234
	Mizrahi Tefahot Bank Ltd.	255,802	9,307
	Elbit Systems Ltd.	46,764	7,372
*	Tower Semiconductor Ltd.	202,538	6,631
	Azrieli Group Ltd.	68,685	6,424
*	Nova Ltd.	51,665	5,517
*	Bezeq The Israeli Telecommunication Corp. Ltd.	3,934,100	4,935
	Mivne Real Estate KD Ltd.	1,287,793	4,695
*	Enlight Renewable Energy Ltd.	1,674,014	4,127
	First International Bank of Israel Ltd.	97,062	3,892
	Alony Hetz Properties & Investments Ltd.	196,736	3,221
	Phoenix Holdings Ltd.	222,918	2,818
	Big Shopping Centers Ltd.	18,777	2,816
*	Melisron Ltd.	32,243	2,729
*	Airport City Ltd.	129,487	2,472
*	Israel Corp. Ltd.	6,560	2,421
		Shares	Market Value• ($000)
	Harel Insurance Investments & Financial Services Ltd.	208,347	2,329
*	Shikun & Binui Ltd.	388,013	2,308
*	Paz Oil Co. Ltd.	17,613	2,245
	Strauss Group Ltd.	76,174	2,239
	Amot Investments Ltd.	275,678	2,107
	Electra Ltd.	3,179	2,095
	Gav-Yam Lands Corp. Ltd.	173,184	2,061
	Sapiens International Corp. NV	56,874	1,968
	Shufersal Ltd.	227,012	1,880
	Maytronics Ltd.	78,361	1,852
	Shapir Engineering and Industry Ltd.	197,753	1,619
	Ashtrom Group Ltd.	68,981	1,613
	Energix-Renewable Energies Ltd.	341,758	1,609
*	OPC Energy Ltd.	138,748	1,451
	Kenon Holdings Ltd.	30,319	1,217
	Gazit-Globe Ltd.	126,514	1,025
*	Fattal Holdings 1998 Ltd.	9,098	978
*	Teva Pharmaceutical Industries Ltd. ADR	14,374	126
			222,996
Italy (1.6%)
	Enel SpA	14,635,048	122,522
	Intesa Sanpaolo SpA	31,271,919	88,880
	Eni SpA	4,733,189	67,838
	Ferrari NV	229,069	54,355
	UniCredit SpA	4,095,062	54,135
	Assicurazioni Generali SpA	2,437,098	53,068
	Stellantis NV	2,078,884	41,504
	Stellantis NV (XNYS)	1,726,792	34,479
	CNH Industrial NV	1,858,978	32,022
	Moncler SpA	405,970	29,215
	Snam SpA (MTAA)	4,188,166	23,721
*	FinecoBank Banca Fineco SpA	1,152,564	22,011
	Terna - Rete Elettrica Nazionale	2,664,139	19,850
*,2	Nexi SpA	1,107,957	19,264
	Prysmian SpA	499,786	18,897
	EXOR NV	196,369	18,524
*	Atlantia SpA	930,961	17,994
*	Mediobanca Banca di Credito Finanziario SpA	1,338,063	15,967
	Davide Campari-Milano NV	939,526	13,345
[2]	Poste Italiane SpA	869,164	12,413
	Amplifon SpA	242,642	12,348
	Recordati Industria Chimica e Farmaceutica SpA	185,413	11,617
	Interpump Group SpA	149,755	11,031
	DiaSorin SpA	42,594	9,629
	Reply SpA	42,268	8,204
	Tenaris SA	686,903	7,650

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Telecom Italia SpA	21,262,880	7,586
[2]	Infrastrutture Wireless Italiane SpA	663,933	7,335
	A2A SpA	3,055,709	6,430
	Italgas SpA	958,305	6,089
[2]	Pirelli & C SpA	973,865	5,990
	Hera SpA	1,462,239	5,982
*	Leonardo SpA	759,005	5,569
	De' Longhi SpA	131,935	5,161
	Banca Mediolanum SpA	471,933	4,756
	Telecom Italia SpA Savings Shares	10,559,074	4,014
	Buzzi Unicem SpA	171,460	3,999
	UnipolSai Assicurazioni SpA	793,574	2,298
	Tenaris SA ADR	100,657	2,243
			887,935
Japan (15.7%)
	Toyota Motor Corp.	23,167,735	408,775
	Sony Group Corp.	2,330,284	269,838
	Keyence Corp.	338,174	204,127
	Recruit Holdings Co. Ltd.	2,512,114	167,103
	SoftBank Group Corp.	2,519,407	136,394
	Shin-Etsu Chemical Co. Ltd.	746,697	133,161
	Tokyo Electron Ltd.	278,236	129,667
	Mitsubishi UFJ Financial Group Inc.	23,341,254	127,992
	Daikin Industries Ltd.	498,731	109,229
	Hitachi Ltd.	1,741,136	100,332
	Hoya Corp.	671,109	98,793
	Nidec Corp.	871,769	96,555
	KDDI Corp.	3,155,224	96,487
	Honda Motor Co. Ltd.	3,215,713	95,114
	Nintendo Co. Ltd.	202,165	89,288
	Daiichi Sankyo Co. Ltd.	3,536,869	89,244
	Murata Manufacturing Co. Ltd.	1,072,055	79,524
	Sumitomo Mitsui Financial Group Inc.	2,441,081	79,212
	Takeda Pharmaceutical Co. Ltd.	2,755,255	77,329
	ITOCHU Corp.	2,541,328	72,481
	Mitsubishi Corp.	2,250,472	71,560
	FANUC Corp.	360,810	71,304
	Softbank Corp.	5,099,739	69,610
	Mitsui & Co. Ltd.	2,993,670	68,509
	Tokio Marine Holdings Inc.	1,213,370	63,908
	Fast Retailing Co. Ltd.	96,062	63,768
	Nippon Telegraph & Telephone Corp.	2,274,249	63,722
	SMC Corp.	106,631	63,634
	Mizuho Financial Group Inc.	4,770,270	62,958
	Denso Corp.	856,484	62,091
	Shares	Market Value• ($000)
Fujitsu Ltd.	353,639	61,119
Seven & i Holdings Co. Ltd.	1,448,059	60,796
Astellas Pharma Inc.	3,497,016	58,955
Oriental Land Co. Ltd.	352,137	55,616
Terumo Corp.	1,238,331	54,630
FUJIFILM Holdings Corp.	664,526	51,353
Central Japan Railway Co.	340,997	50,584
Mitsubishi Electric Corp.	3,716,226	49,907
Panasonic Corp.	4,016,584	49,669
Kao Corp.	869,383	49,179
Shiseido Co. Ltd.	729,984	48,710
Bridgestone Corp.	1,084,002	47,955
M3 Inc.	793,211	46,744
Chugai Pharmaceutical Co. Ltd.	1,228,021	45,915
ORIX Corp.	2,306,721	45,849
Komatsu Ltd.	1,722,509	45,115
Sysmex Corp.	356,518	44,205
Kubota Corp.	2,045,470	43,575
Japan Tobacco Inc.	2,218,475	43,551
Olympus Corp.	1,983,779	42,975
Canon Inc.	1,871,440	42,555
East Japan Railway Co.	679,119	42,300
Shimano Inc.	148,260	41,367
Dai-ichi Life Holdings Inc.	1,963,525	41,310
Daiwa House Industry Co. Ltd.	1,206,729	39,810
Mitsui Fudosan Co. Ltd.	1,736,685	39,707
Suzuki Motor Corp.	851,697	37,983
Asahi Group Holdings Ltd.	790,750	35,884
Eisai Co. Ltd.	498,274	35,306
Toshiba Corp.	813,685	35,096
Kyocera Corp.	579,921	33,953
Omron Corp.	350,303	33,501
Shionogi & Co. Ltd.	512,697	33,428
Mitsubishi Estate Co. Ltd.	2,159,283	32,815
Japan Post Holdings Co. Ltd.	4,254,625	32,692
Otsuka Holdings Co. Ltd.	792,200	31,331
Lasertec Corp.	143,640	31,158
Advantest Corp.	373,541	30,626
Aeon Co. Ltd.	1,328,785	30,568
Z Holdings Corp.	4,854,622	30,138
Sumitomo Corp.	2,110,827	30,079
Unicharm Corp.	732,578	29,628
MS&AD Insurance Group Holdings Inc.	887,048	28,658
Bandai Namco Holdings Inc.	370,786	28,335
Kikkoman Corp.	344,873	28,207
Ajinomoto Co. Inc.	921,786	27,599
Nomura Holdings Inc.	5,728,280	27,281

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sumitomo Realty & Development Co. Ltd.	746,790	26,989
	Nippon Steel Corp.	1,534,940	26,912
	Sompo Holdings Inc.	618,721	26,832
	Nitori Holdings Co. Ltd.	140,194	25,755
	Toyota Industries Corp.	301,004	25,589
	NEC Corp.	496,284	25,411
	Marubeni Corp.	2,948,727	25,021
	Kirin Holdings Co. Ltd.	1,433,414	24,950
	Secom Co. Ltd.	365,973	24,949
	TDK Corp.	678,592	24,669
	Asahi Kasei Corp.	2,324,278	24,417
	NTT Data Corp.	1,197,009	24,013
	Japan Exchange Group Inc.	996,319	23,591
	Obic Co. Ltd.	125,169	23,147
*	Renesas Electronics Corp.	1,875,856	23,076
	ENEOS Holdings Inc.	5,643,924	22,758
	Sumitomo Mitsui Trust Holdings Inc.	689,398	22,677
	Subaru Corp.	1,142,544	22,411
	Sekisui House Ltd.	1,072,679	22,302
	MISUMI Group Inc.	523,144	21,880
	Nippon Yusen KK	301,948	21,758
	Nitto Denko Corp.	275,687	21,542
	Makita Corp.	457,585	21,237
	Yaskawa Electric Corp.	484,559	20,987
	West Japan Railway Co.	436,949	20,626
	Shimadzu Corp.	507,614	20,623
	SG Holdings Co. Ltd.	794,125	19,941
	Mitsubishi Chemical Holdings Corp.	2,403,578	19,895
	Nomura Research Institute Ltd.	493,238	19,746
	MINEBEA MITSUMI Inc.	767,256	19,425
	Sumitomo Electric Industries Ltd.	1,416,380	18,799
	Yamaha Corp.	297,052	18,767
*	Nissan Motor Co. Ltd.	3,654,999	18,603
	Toyota Tsusho Corp.	419,387	18,191
	Nippon Building Fund Inc.	2,771	18,003
	Toray Industries Inc.	2,855,306	17,793
	AGC Inc.	349,491	17,403
	Sumitomo Metal Mining Co. Ltd.	446,146	17,307
	Ono Pharmaceutical Co. Ltd.	812,682	17,051
	Pan Pacific International Holdings Corp.	799,405	16,785
	Rakuten Group Inc.	1,526,438	16,712
	Daifuku Co. Ltd.	181,488	16,708
	Daiwa Securities Group Inc.	2,854,902	16,039
	MEIJI Holdings Co. Ltd.	253,253	15,982
	Shares	Market Value• ($000)
Nippon Paint Holdings Co. Ltd.	1,485,465	15,894
Yamaha Motor Co. Ltd.	564,584	15,737
Yamato Holdings Co. Ltd.	628,176	15,443
Resona Holdings Inc.	4,106,751	15,427
Kyowa Kirin Co. Ltd.	468,982	15,424
Daito Trust Construction Co. Ltd.	122,275	15,160
Nihon M&A Center Holdings Inc.	492,892	15,134
Japan Real Estate Investment Corp.	2,419	14,827
JFE Holdings Inc.	967,051	14,777
Dentsu Group Inc.	403,020	14,728
Hamamatsu Photonics KK	242,012	14,364
Inpex Corp.	1,720,798	14,350
Rohm Co. Ltd.	156,193	14,282
Sumitomo Chemical Co. Ltd.	2,841,230	13,997
Nissan Chemical Corp.	250,553	13,945
Nippon Prologis REIT Inc.	4,164	13,908
Disco Corp.	51,479	13,879
Tokyo Gas Co. Ltd.	796,592	13,823
Mitsubishi Heavy Industries Ltd.	537,525	13,746
Chubu Electric Power Co. Inc.	1,312,115	13,582
Nexon Co. Ltd.	780,872	13,291
TOTO Ltd.	272,092	13,146
Tokyu Corp.	927,310	13,073
Isuzu Motors Ltd.	969,644	13,044
Mitsui OSK Lines Ltd.	206,765	13,037
Trend Micro Inc.	229,490	12,971
GLP J-REIT	7,932	12,938
T&D Holdings Inc.	1,002,859	12,862
Hankyu Hanshin Holdings Inc.	412,325	12,784
Yakult Honsha Co. Ltd.	250,898	12,677
Odakyu Electric Railway Co. Ltd.	583,300	12,646
Kansai Electric Power Co. Inc.	1,365,701	12,574
Dai Nippon Printing Co. Ltd.	507,269	12,568
Lixil Corp.	488,776	12,557
Nomura Real Estate Master Fund Inc.	8,358	12,516
Ibiden Co. Ltd.	204,060	12,261
TIS Inc.	449,880	12,256
JSR Corp.	337,313	12,234
Koito Manufacturing Co. Ltd.	215,526	12,229
CyberAgent Inc.	722,568	12,107
Idemitsu Kosan Co. Ltd.	439,943	12,016
Aisin Corp.	327,455	11,982
Osaka Gas Co. Ltd.	742,191	11,963
Ricoh Co. Ltd.	1,218,295	11,864
Taiyo Yuden Co. Ltd.	234,050	11,863

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	SBI Holdings Inc.	453,953	11,766
	Japan Metropolitan Fund Investment	12,789	11,747
	Fuji Electric Co. Ltd.	237,366	11,607
	Daiwa House REIT Investment Corp.	3,972	11,398
	Keio Corp.	217,899	10,999
	Obayashi Corp.	1,284,923	10,848
*	Kintetsu Group Holdings Co. Ltd.	341,481	10,749
	Azbil Corp.	245,810	10,480
	Sekisui Chemical Co. Ltd.	637,781	10,478
	BayCurrent Consulting Inc.	25,100	10,417
	Kajima Corp.	841,187	10,357
	Hirose Electric Co. Ltd.	61,360	10,261
	Kurita Water Industries Ltd.	206,602	10,204
	MonotaRO Co. Ltd.	441,856	10,071
	SUMCO Corp.	524,053	10,014
	Nissin Foods Holdings Co. Ltd.	130,922	10,008
	Konami Holdings Corp.	180,919	9,956
	Taisei Corp.	313,766	9,846
	Mitsui Chemicals Inc.	330,354	9,823
	Toho Co. Ltd. (XTKS)	208,407	9,792
	Asahi Intecc Co. Ltd.	368,667	9,718
*	Mazda Motor Corp.	1,079,292	9,707
	GMO Payment Gateway Inc.	76,035	9,633
	Otsuka Corp.	195,041	9,607
	Tobu Railway Co. Ltd.	384,686	9,578
	Capcom Co. Ltd.	354,270	9,535
	Ebara Corp.	174,297	9,511
	Santen Pharmaceutical Co. Ltd.	674,800	9,511
	MatsukiyoCocokara & Co.	210,275	9,324
	Kobayashi Pharmaceutical Co. Ltd.	115,549	9,252
	Yokogawa Electric Corp.	462,793	9,248
	Suntory Beverage & Food Ltd.	235,715	9,146
	Seiko Epson Corp.	513,058	9,136
	Tosoh Corp.	528,442	8,900
	Open House Co. Ltd.	137,383	8,761
	Ryohin Keikaku Co. Ltd.	443,846	8,747
	TOPPAN Inc.	531,607	8,581
	Brother Industries Ltd.	442,028	8,546
	Keisei Electric Railway Co. Ltd.	265,431	8,542
	Kansai Paint Co. Ltd.	365,402	8,461
	Tsuruha Holdings Inc.	68,251	8,418
	Persol Holdings Co. Ltd.	309,891	8,329
	Showa Denko KK	332,036	8,327
		Shares	Market Value• ($000)
	Concordia Financial Group Ltd.	2,085,684	8,290
	Food & Life Cos. Ltd.	191,200	8,287
	Nippon Express Co. Ltd.	131,681	8,243
	Square Enix Holdings Co. Ltd.	150,164	8,226
	Oji Holdings Corp.	1,658,773	8,222
	Hoshizaki Corp.	97,576	8,205
*	Tokyo Electric Power Co. Holdings Inc.	2,952,586	8,179
	Orix JREIT Inc.	4,898	8,126
	Asics Corp.	321,435	8,011
	NGK Insulators Ltd.	479,041	7,977
	Lion Corp.	475,570	7,920
	Advance Residence Investment Corp.	2,403	7,898
	Nippon Shinyaku Co. Ltd.	97,413	7,804
	Nisshin Seifun Group Inc.	491,204	7,756
	Hulic Co. Ltd.	788,164	7,579
	Shimizu Corp.	1,031,934	7,561
	Shizuoka Bank Ltd.	938,528	7,557
	Marui Group Co. Ltd.	383,863	7,533
*	Kawasaki Kisen Kaisha Ltd.	153,800	7,413
	Toyo Suisan Kaisha Ltd.	171,441	7,387
	Sojitz Corp.	444,305	7,331
	Hakuhodo DY Holdings Inc.	437,598	7,134
	Kakaku.com Inc.	214,911	7,132
	Miura Co. Ltd.	184,850	7,110
*	Hitachi Metals Ltd.	371,159	7,026
	Welcia Holdings Co. Ltd.	188,048	7,020
	Ito En Ltd.	105,323	7,015
	Chiba Bank Ltd.	1,127,446	6,988
	Rinnai Corp.	67,816	6,963
	Koei Tecmo Holdings Co. Ltd.	149,450	6,957
*	ANA Holdings Inc.	297,234	6,926
	Nabtesco Corp.	212,643	6,901
	United Urban Investment Corp.	5,523	6,885
	Stanley Electric Co. Ltd.	271,540	6,844
	Tokyo Century Corp.	118,011	6,757
	Nikon Corp.	611,499	6,742
	Mitsubishi Gas Chemical Co. Inc.	334,479	6,732
	Kyushu Railway Co.	300,388	6,724
	SCREEN Holdings Co. Ltd.	71,721	6,666
	Tokyu Fudosan Holdings Corp.	1,144,870	6,634
	ZOZO Inc.	204,856	6,576
	NH Foods Ltd.	186,178	6,547
	Industrial & Infrastructure Fund Investment Corp.	3,539	6,489
	Iida Group Holdings Co. Ltd.	263,011	6,484

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	TechnoPro Holdings Inc.	198,888	6,356
	Hikari Tsushin Inc.	40,911	6,307
	Nippon Sanso Holdings Corp.	265,556	6,269
	NOF Corp.	124,350	6,241
	Hitachi Construction Machinery Co. Ltd.	195,339	6,232
	Kose Corp.	53,493	6,212
	Haseko Corp.	475,402	6,190
	Kyushu Electric Power Co. Inc.	870,868	6,135
	USS Co. Ltd.	380,321	6,130
*	Nagoya Railroad Co. Ltd.	369,458	6,104
	Bank of Kyoto Ltd.	134,567	6,052
	Oracle Corp. Japan	63,651	6,023
	Japan Prime Realty Investment Corp.	1,642	6,023
	Japan Post Bank Co. Ltd.	771,387	6,018
	Japan Post Insurance Co. Ltd.	370,639	6,014
	Mitsubishi HC Capital Inc. (XTKS)	1,185,933	5,947
	Kuraray Co. Ltd.	652,279	5,903
	Jeol Ltd.	77,500	5,874
	NGK Spark Plug Co. Ltd.	366,202	5,850
*	Japan Airlines Co. Ltd.	271,165	5,836
	Rakus Co. Ltd	181,538	5,754
	Tohoku Electric Power Co. Inc.	885,980	5,748
	Amada Co. Ltd.	580,385	5,734
	Casio Computer Co. Ltd.	403,308	5,707
	Itochu Techno-Solutions Corp.	179,826	5,681
	Sekisui House REIT Inc.	7,487	5,660
	IHI Corp.	240,824	5,625
	NSK Ltd.	833,558	5,601
*	Skylark Holdings Co. Ltd.	410,164	5,558
	Kawasaki Heavy Industries Ltd.	273,347	5,547
	Iwatani Corp.	93,900	5,546
	Benefit One Inc.	109,468	5,524
	LaSalle Logiport REIT	3,316	5,513
	Rohto Pharmaceutical Co. Ltd.	180,225	5,507
	Tokyo Tatemono Co. Ltd.	374,621	5,506
	Sumitomo Heavy Industries Ltd.	211,101	5,435
	Fukuoka Financial Group Inc.	299,612	5,383
[3]	Shinsei Bank Ltd.	324,244	5,355
	Sega Sammy Holdings Inc.	376,468	5,354
	Sohgo Security Services Co. Ltd.	124,744	5,337
	Keikyu Corp.	472,046	5,328
	Denka Co. Ltd.	162,541	5,321
		Shares	Market Value• ($000)
	Activia Properties Inc.	1,285	5,268
	Nomura Real Estate Holdings Inc.	214,919	5,240
	NET One Systems Co. Ltd.	158,856	5,209
	COMSYS Holdings Corp.	207,289	5,133
	Yamada Denki Co. Ltd.	1,341,817	5,127
	Air Water Inc.	332,214	5,083
	Japan Hotel REIT Investment Corp.	8,359	5,048
	Toho Gas Co. Ltd.	169,868	5,032
	Nifco Inc.	156,479	4,992
	Aozora Bank Ltd.	217,774	4,982
	Mitsui Fudosan Logistics Park Inc.	936	4,976
	Ulvac Inc.	88,146	4,945
*	Japan Airport Terminal Co. Ltd.	99,483	4,935
	Cosmos Pharmaceutical Corp.	32,163	4,915
	Sumitomo Forestry Co. Ltd.	257,270	4,914
	Shinko Electric Industries Co. Ltd.	121,000	4,875
	Keihan Holdings Co. Ltd.	184,635	4,857
	Isetan Mitsukoshi Holdings Ltd.	662,849	4,846
	Nichirei Corp.	198,020	4,823
	Nippon Accommodations Fund Inc.	862	4,808
	Japan Logistics Fund Inc.	1,604	4,798
	Medipal Holdings Corp.	265,157	4,797
	Tokai Carbon Co. Ltd.	365,743	4,784
	Hino Motors Ltd.	501,202	4,741
	SCSK Corp.	233,709	4,730
	Sugi Holdings Co. Ltd.	66,028	4,728
	Taiheiyo Cement Corp.	222,246	4,722
	Pigeon Corp.	203,382	4,710
	Chugoku Electric Power Co. Inc.	566,329	4,698
	Horiba Ltd.	71,595	4,694
	Taisho Pharmaceutical Holdings Co. Ltd.	86,378	4,635
*	SHIFT Inc.	20,000	4,612
	Teijin Ltd.	342,958	4,603
	Hisamitsu Pharmaceutical Co. Inc.	134,896	4,602
	THK Co. Ltd.	212,921	4,579
	Mitsubishi Materials Corp.	233,600	4,535
	Zenkoku Hosho Co. Ltd.	93,168	4,502
	Alfresa Holdings Corp.	318,613	4,491
	Kenedix Office Investment Corp.	702	4,445

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Tokyo Ohka Kogyo Co. Ltd.	69,578	4,423
	Sumitomo Dainippon Pharma Co. Ltd.	312,647	4,421
[3]	Anritsu Corp.	264,860	4,392
	EXEO Group Inc.	188,819	4,364
*	Sansan Inc.	37,562	4,364
	Takara Holdings Inc.	318,280	4,354
	Morinaga Milk Industry Co. Ltd.	74,237	4,351
	Lawson Inc.	89,558	4,331
	Kewpie Corp.	197,153	4,324
*	Seibu Holdings Inc.	394,808	4,313
	Sharp Corp.	365,490	4,311
	Nihon Kohden Corp.	134,920	4,293
	J Front Retailing Co. Ltd.	457,856	4,244
	Sanwa Holdings Corp.	361,372	4,215
	Sankyu Inc.	92,925	4,195
	Electric Power Development Co. Ltd.	317,206	4,193
*	PeptiDream Inc.	173,134	4,185
	Konica Minolta Inc.	840,862	4,162
	Nankai Electric Railway Co. Ltd.	207,838	4,125
	Sumitomo Rubber Industries Ltd.	332,743	4,101
	Zensho Holdings Co. Ltd.	177,428	4,098
	Kadokawa Corp.	77,100	4,071
	Kaneka Corp.	105,536	4,047
	Relo Group Inc.	193,806	4,031
	Goldwin Inc.	66,401	4,018
	DIC Corp.	150,930	3,996
	Mori Hills REIT Investment Corp.	2,934	3,978
	House Foods Group Inc.	135,082	3,876
	Kinden Corp.	235,440	3,864
	Tsumura & Co.	123,690	3,855
	AEON REIT Investment Corp.	2,851	3,854
	Nippon Electric Glass Co. Ltd.	150,779	3,850
	Fancl Corp.	126,247	3,828
	Suzuken Co. Ltd.	137,009	3,814
	Alps Alpine Co. Ltd.	385,307	3,765
	JGC Holdings Corp.	400,254	3,761
	Kagome Co. Ltd.	148,125	3,759
[3]	Takeda Pharmaceutical Co. Ltd. ADR	266,210	3,732
	Ushio Inc.	208,124	3,723
	JTEKT Corp.	418,264	3,702
*	Mitsubishi Motors Corp.	1,155,164	3,697
	Ship Healthcare Holdings Inc.	140,202	3,683
	Kamigumi Co. Ltd.	182,703	3,679
*	RENOVA Inc.	83,500	3,673
	Coca-Cola Bottlers Japan Holdings Inc.	264,504	3,640
		Shares	Market Value• ($000)
	Penta-Ocean Construction Co. Ltd.	526,697	3,629
	SMS Co. Ltd.	93,299	3,620
	Daicel Corp.	481,723	3,607
	Mebuki Financial Group Inc.	1,760,273	3,604
	SHO-BOND Holdings Co. Ltd.	85,757	3,592
	Calbee Inc.	139,195	3,586
	Nishi-Nippon Railroad Co. Ltd.	144,557	3,561
	Justsystems Corp.	68,537	3,542
	Sundrug Co. Ltd.	120,970	3,540
	Internet Initiative Japan Inc.	100,700	3,523
	Credit Saison Co. Ltd.	286,790	3,516
	Yamazaki Baking Co. Ltd.	230,470	3,501
	Dowa Holdings Co. Ltd.	83,714	3,496
	Ube Industries Ltd.	185,376	3,454
	Ezaki Glico Co. Ltd.	94,818	3,441
	Menicon Co. Ltd.	91,600	3,439
	Shimamura Co. Ltd.	40,267	3,410
	Nihon Unisys Ltd.	119,893	3,369
	Nippo Corp.	95,044	3,362
	Aeon Mall Co. Ltd.	228,172	3,343
	Nagase & Co. Ltd.	196,541	3,327
	DMG Mori Co. Ltd.	192,165	3,309
	Yokohama Rubber Co. Ltd.	194,563	3,292
	Mitsubishi Logistics Corp.	117,774	3,289
	Daiwa Office Investment Corp.	505	3,260
	Toyo Seikan Group Holdings Ltd.	271,938	3,229
	Nippon Kayaku Co. Ltd.	303,776	3,199
	Zeon Corp.	268,453	3,185
	Seino Holdings Co. Ltd.	262,126	3,176
	Kobe Steel Ltd.	540,467	3,175
	INFRONEER Holdings Inc.	383,045	3,173
	Mabuchi Motor Co. Ltd.	91,895	3,168
	Sawai Group Holdings Co. Ltd.	71,502	3,154
	Toyo Tire Corp.	188,458	3,134
*	Park24 Co. Ltd.	203,989	3,125
	Nippon Shokubai Co. Ltd.	59,700	3,119
	Amano Corp.	125,650	3,109
	K's Holdings Corp	300,533	3,102
	GS Yuasa Corp.	140,025	3,048
	As One Corp.	22,228	3,047
	Hirogin Holdings Inc.	552,484	3,044
	Ain Holdings Inc.	51,512	3,040
	Aica Kogyo Co. Ltd.	97,362	2,984
	Pola Orbis Holdings Inc.	138,870	2,965
	Benesse Holdings Inc.	127,209	2,910
	GMO internet Inc.	104,482	2,885

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Rengo Co. Ltd.	380,097	2,882
	Sotetsu Holdings Inc.	146,899	2,841
	Mitsui Mining & Smelting Co. Ltd.	98,745	2,834
	Hachijuni Bank Ltd.	843,977	2,821
[3]	Kobe Bussan Co. Ltd.	81,888	2,821
	FP Corp.	83,003	2,819
	Toyoda Gosei Co. Ltd.	136,020	2,783
	AEON Financial Service Co. Ltd.	216,174	2,747
	Toda Corp.	435,959	2,746
	Sumitomo Bakelite Co. Ltd.	59,679	2,682
	JCR Pharmaceuticals Co. Ltd.	106,316	2,609
	Daio Paper Corp.	147,800	2,601
	OKUMA Corp.	53,863	2,567
	PALTAC Corp.	57,260	2,535
	Daiichikosho Co. Ltd.	69,533	2,525
	Maruichi Steel Tube Ltd.	111,141	2,525
	Kaken Pharmaceutical Co. Ltd.	63,744	2,514
	OBIC Business Consultants Co. Ltd.	50,791	2,507
	Furukawa Electric Co. Ltd.	114,274	2,500
	Fujitsu General Ltd.	101,947	2,500
	Morinaga & Co. Ltd.	70,546	2,493
	NOK Corp.	214,539	2,490
	Daido Steel Co. Ltd.	64,755	2,481
	Seven Bank Ltd.	1,168,881	2,471
	Sapporo Holdings Ltd.	113,119	2,454
	Cosmo Energy Holdings Co. Ltd.	119,639	2,446
	TS Tech Co. Ltd.	182,636	2,444
	Iyo Bank Ltd.	494,894	2,421
	Takashimaya Co. Ltd.	261,126	2,418
	Yaoko Co. Ltd.	40,601	2,417
	Hitachi Transport System Ltd.	61,046	2,405
	Yamaguchi Financial Group Inc.	430,157	2,401
	Acom Co. Ltd.	715,917	2,388
	Kyushu Financial Group Inc.	707,376	2,382
	OSG Corp.	142,740	2,375
	Takara Bio Inc.	90,361	2,358
	Kyudenko Corp.	74,261	2,356
	H.U. Group Holdings Inc.	93,884	2,315
	Kokuyo Co. Ltd.	151,713	2,309
	Kotobuki Spirits Co. Ltd.	34,437	2,303
	Fuyo General Lease Co. Ltd.	35,134	2,283
	Fukuyama Transporting Co. Ltd.	56,372	2,246
	Chugoku Bank Ltd.	307,772	2,233
		Shares	Market Value• ($000)
	Bic Camera Inc.	258,089	2,226
	Tokuyama Corp.	129,882	2,224
	Izumi Co. Ltd.	73,328	2,223
	Resorttrust Inc.	122,599	2,173
	ABC-Mart Inc.	45,121	2,169
	Nipro Corp.	213,366	2,168
	NHK Spring Co. Ltd.	287,086	2,166
	Ariake Japan Co. Ltd.	32,634	2,125
	Sankyo Co. Ltd.	87,460	2,123
	Toyota Boshoku Corp.	110,265	2,120
	Yamato Kogyo Co. Ltd.	62,415	2,093
	NEC Networks & System Integration Corp.	125,156	2,014
	Fuji Oil Holdings Inc.	85,774	2,013
	Lintec Corp.	89,795	2,005
	Kusuri no Aoki Holdings Co. Ltd.	30,090	2,003
*	Shochiku Co. Ltd.	17,796	1,936
	Heiwa Corp.	108,359	1,932
	Mani Inc.	112,938	1,925
	NS Solutions Corp.	55,976	1,882
	Shikoku Electric Power Co. Inc.	285,887	1,862
	DeNA Co. Ltd.	98,082	1,812
	Toshiba TEC Corp.	45,561	1,794
	Fuji Kyuko Co. Ltd.	41,300	1,664
	Canon Marketing Japan Inc.	83,118	1,647
	Kandenko Co. Ltd.	203,463	1,577
	GungHo Online Entertainment Inc.	82,975	1,557
	Orient Corp.	1,080,348	1,483
	IR Japan Holdings Ltd.	15,900	1,466
	Information Services International-Dentsu Ltd.	41,600	1,455
	Itoham Yonekyu Holdings Inc.	234,117	1,428
	Japan Aviation Electronics Industry Ltd.	82,881	1,374
	Matsui Securities Co. Ltd.	183,121	1,314
	Elecom Co. Ltd.	85,724	1,311
	Noevir Holdings Co. Ltd.	26,388	1,291
	Tokai Rika Co. Ltd.	89,984	1,260
	Ichigo Inc.	367,255	1,099
	ASKUL Corp.	73,422	997
	Maruwa Unyu Kikan Co. Ltd.	71,100	996
	TBS Holdings Inc.	52,717	834
	Fuji Media Holdings Inc.	63,709	660
	Mitsubishi Shokuhin Co. Ltd.	24,011	618
	TV Asahi Holdings Corp.	24,883	378
	Nippon Television Holdings Inc.	29,651	319
			8,457,736

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Kuwait (0.2%)
	National Bank of Kuwait SAKP	12,862,028	42,291
	Kuwait Finance House KSCP	8,225,555	22,734
	Mobile Telecommunications Co. KSCP	4,015,407	7,952
	Agility Public Warehousing Co. KSC	2,294,963	7,627
*	Boubyan Bank KSCP	1,798,012	4,668
	Mabanee Co. KPSC	1,037,703	2,712
	Gulf Bank KSCP	3,139,268	2,566
	Boubyan Petrochemicals Co. KSCP	695,924	2,124
	Humansoft Holding Co. KSC	177,747	1,971
	Burgan Bank SAK	1,388,505	1,098
			95,743
Malaysia (0.5%)
	Public Bank Bhd.	28,981,295	29,197
	Malayan Banking Bhd.	11,261,400	21,905
	Tenaga Nasional Bhd.	7,310,900	17,055
	CIMB Group Holdings Bhd.	13,054,473	16,471
	Petronas Chemicals Group Bhd.	5,331,568	11,195
	Press Metal Aluminium Holdings Bhd.	7,130,400	9,584
	Ihh Healthcare Bhd.	5,577,200	8,805
	Axiata Group Bhd.	8,347,324	7,976
	DiGi.Com Bhd.	6,831,066	6,991
	Sime Darby Plantation Bhd.	6,724,405	6,520
	Top Glove Corp. Bhd.	9,922,200	6,516
	Dialog Group Bhd.	8,580,000	5,867
	Maxis Bhd.	5,129,600	5,790
	IOI Corp. Bhd.	5,979,265	5,674
	PPB Group Bhd.	1,259,760	5,530
	MISC Bhd.	3,171,035	5,424
	Hong Leong Bank Bhd.	1,185,700	5,390
	Genting Bhd.	4,227,200	5,291
	Kuala Lumpur Kepong Bhd.	885,300	4,626
	Petronas Gas	1,077,950	4,361
	Genting Malaysia Bhd.	5,256,500	4,028
	Hartalega Holdings Bhd.	2,808,200	3,981
	RHB Bank Bhd.	2,896,200	3,908
	Nestle Malaysia Bhd.	117,200	3,808
	Sime Darby Bhd.	6,507,705	3,572
	Petronas Dagangan Bhd.	659,600	3,243
*	Gamuda Bhd.	4,103,000	3,213
*	AMMB Holdings Bhd.	3,890,600	3,157
	Telekom Malaysia Bhd.	2,082,957	2,912
	IJM Corp. Bhd.	5,897,740	2,641
		Shares	Market Value• ($000)
*	Malaysia Airports Holdings Bhd.	1,665,700	2,605
	QL Resources Bhd.	2,053,100	2,506
	HAP Seng Consolidated Bhd.	1,211,400	2,295
	Westports Holdings Bhd.	1,912,696	2,065
	Hong Leong Financial Group Bhd.	411,035	1,821
[2]	MR DIY Group M Bhd	1,829,300	1,667
	Supermax Corporation Bhd.	2,917,900	1,352
	YTL Corp. Bhd.	8,426,924	1,283
	Alliance Bank Malaysia Bhd.	1,902,000	1,263
	Fraser & Neave Holdings Bhd.	184,700	1,209
	British American Tobacco Malaysia Bhd.	310,300	1,133
	Sime Darby Property Bhd.	6,255,305	1,096
	IOI Properties Group Bhd.	3,387,500	1,049
*	AirAsia Group Bhd.	2,772,300	778
	Astro Malaysia Holdings Bhd.	2,650,368	638
	FGV Holdings Bhd.	1,008,700	366
			247,757
Mexico (0.6%)
	America Movil SAB de CV Series L	56,004,293	49,916
	Grupo Financiero Banorte SAB de CV Class O	5,454,318	34,533
	Wal-Mart de Mexico SAB de CV	9,771,997	34,084
	Fomento Economico Mexicano SAB de CV	3,456,527	28,417
	Grupo Mexico SAB de CV Series B	5,964,233	26,165
	Grupo Bimbo SAB de CV Series A	4,259,040	12,607
*	Cemex SAB de CV	14,154,677	9,103
	Grupo Televisa SAB	4,481,761	9,099
	Grupo Elektra SAB de CV	118,387	9,091
*	Cemex SAB de CV ADR	1,388,666	8,929
	Grupo Aeroportuario del Pacifico SAB de CV Class B	686,127	8,649
	Grupo Aeroportuario del Sureste SAB de CV Class B	370,920	7,480
	Fibra Uno Administracion SA	5,694,689	5,659
	Coca-Cola Femsa SAB de CV	979,324	5,278
	Arca Continental SAB de CV	814,883	4,969
	Orbia Advance Corp. SAB de CV	1,884,179	4,897
	Gruma SAB de CV Class B	385,286	4,524

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Grupo Financiero Inbursa SAB de CV Class O	3,854,203	3,870
	Alfa SAB de CV Class A	4,675,775	3,386
	Promotora y Operadora de Infraestructura SAB de CV	447,407	3,290
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	537,412	3,243
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,697,000	3,087
*	Industrias Penoles SAB de CV	237,866	3,050
	Grupo Carso SAB de CV	824,945	2,775
	Kimberly-Clark de Mexico SAB de CV Class A	1,544,226	2,443
[2]	Banco del Bajio SA	1,271,900	2,388
	Becle SAB de CV	991,059	2,265
	GCC SAB de CV	294,800	2,193
	Telesites SAB de CV	2,284,944	2,084
	Megacable Holdings SAB de CV	543,295	1,601
	El Puerto de Liverpool SAB de CV Class C1	356,795	1,579
	Qualitas Controladora SAB de CV	296,549	1,374
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,037,125	1,321
	Industrias Bachoco SAB de CV Class B	290,320	1,030
	Alpek SAB de CV	672,231	736
	Concentradora Fibra Danhos SA de CV	427,414	516
			305,631
Netherlands (3.2%)
	ASML Holding NV	743,898	604,715
*,2	Adyen NV	54,308	163,864
	Prosus NV	1,656,995	145,953
	ING Groep NV	7,342,705	111,381
	Koninklijke Philips NV	1,703,245	80,351
	Koninklijke DSM NV	312,129	68,193
	Koninklijke Ahold Delhaize NV	1,843,113	59,961
	Wolters Kluwer NV	493,800	51,710
	Heineken NV	444,201	49,168
	ASM International NV	90,238	40,840
[3]	Universal Music Group NV	1,395,829	40,525
	ArcelorMittal SA	1,195,604	40,436
	Akzo Nobel NV	350,400	40,267
	NN Group NV	581,750	31,098
		Shares	Market Value• ($000)
*,2	Just Eat Takeaway.com NV	340,538	24,463
	IMCD NV	107,584	23,888
	Koninklijke KPN NV	6,223,934	18,597
*	Unibail-Rodamco-Westfield	254,336	18,161
	Heineken Holding NV	194,865	18,059
	Aegon NV	3,329,704	16,889
	Randstad NV	208,174	14,957
	ASR Nederland NV	257,999	12,060
	BE Semiconductor Industries NV	130,582	11,931
[2]	Signify NV	239,372	11,599
[2]	ABN AMRO Bank NV GDR	767,568	11,289
	Aalberts NV	179,082	9,912
*	InPost SA	373,204	5,329
*	Galapagos NV	92,253	4,892
	Koninklijke Vopak NV	122,908	4,891
	JDE Peet's NV	154,977	4,513
*,2	GrandVision NV	88,648	2,909
[2]	CTP NV	113,512	2,411
			1,745,212
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,071,607	24,008
*	Auckland International Airport Ltd.	2,229,050	12,777
	Spark New Zealand Ltd.	3,525,456	11,541
	Mainfreight Ltd.	150,565	9,703
	Contact Energy Ltd.	1,448,367	8,499
	Meridian Energy Ltd.	2,345,322	8,402
	Ryman Healthcare Ltd.	768,750	7,956
	Fletcher Building Ltd.	1,519,496	7,815
*,3	a2 Milk Co. Ltd.	1,394,329	6,568
	Infratil Ltd.	952,813	5,653
	Mercury NZ Ltd.	1,256,170	5,524
	SKYCITY Entertainment Group Ltd.	1,401,360	3,213
	Kiwi Property Group Ltd.	2,902,346	2,434
*	Air New Zealand Ltd.	898,196	1,076
			115,169
Norway (0.5%)
	DNB Bank ASA	1,933,309	46,006
	Equinor ASA	1,813,997	45,964
	Mowi ASA	836,617	24,259
	Telenor ASA	1,200,618	18,970
	Norsk Hydro ASA	2,542,458	18,676
	Yara International ASA	310,598	16,233
	TOMRA Systems ASA	219,742	14,202
	Orkla ASA	1,445,530	14,060
	Schibsted ASA Class B	186,528	8,461
	Salmar ASA	102,366	7,810
*	Adevinta ASA	471,978	7,796

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Gjensidige Forsikring ASA	310,472	7,730
	Aker BP ASA	201,281	7,723
	Schibsted ASA Class A	140,880	7,279
[2]	Scatec ASA	227,559	4,489
	Leroy Seafood Group ASA	490,892	4,463
	Aker ASA Class A	43,707	4,028
			258,149
Pakistan (0.0%)
	Habib Bank Ltd.	1,334,725	984
	Fauji Fertilizer Co. Ltd.	1,224,622	736
	Oil & Gas Development Co. Ltd.	1,091,603	543
	Pakistan Petroleum Ltd.	1,225,773	543
			2,806
Philippines (0.2%)
	SM Investments Corp.	912,935	17,482
	SM Prime Holdings Inc.	17,143,523	11,277
	Ayala Land Inc.	15,070,101	10,496
	Ayala Corp.	612,447	10,495
	Bdo Unibank Inc.	3,723,421	9,164
	International Container Terminal Services Inc.	2,036,325	7,270
	JG Summit Holdings Inc.	5,707,560	6,816
	Bank of The Philippine Islands	3,288,588	5,674
	PLDT Inc.	170,286	5,563
	Universal Robina Corp.	1,693,379	4,643
	Jollibee Foods Corp.	772,268	3,604
	Globe Telecom Inc.	53,992	3,207
	Metropolitan Bank & Trust Co.	3,338,056	3,157
	Manila Electric Co.	492,458	2,806
	GT Capital Holdings Inc.	183,938	2,064
	Metro Pacific Investments Corp.	25,464,466	1,896
	San Miguel Food and Beverage Inc.	1,191,868	1,796
	Aboitiz Power Corp.	2,776,111	1,772
	San Miguel Corp.	683,885	1,584
	Puregold Price Club Inc.	1,786,292	1,497
	Alliance Global Group Inc.	6,926,348	1,431
	Megaworld Corp.	20,633,985	1,257
	DMCI Holdings Inc.	7,714,378	1,215
	Semirara Mining & Power Corp. Class A	2,283,100	1,177
	LT Group Inc.	5,394,616	1,077
*	Bloomberry Resorts Corp.	5,731,041	773
			119,193
		Shares	Market Value• ($000)
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,610,966	19,724
	Polski Koncern Naftowy ORLEN SA	588,096	12,683
	Powszechny Zaklad Ubezpieczen SA	1,057,243	10,578
	KGHM Polska Miedz SA	257,626	9,906
	Bank Polska Kasa Opieki SA	294,931	9,745
*,2	Allegro.eu SA	730,437	8,269
*,2	Dino Polska SA	91,396	8,169
	LPP SA	2,097	7,545
[3]	CD Projekt SA	125,351	5,472
	Santander Bank Polska SA	54,880	5,105
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,242,665	4,889
	Cyfrowy Polsat SA	491,207	4,393
			106,478
Portugal (0.1%)
	EDP - Energias de Portugal SA	5,290,524	29,853
	EDP Renovaveis SA	454,639	12,661
	Jeronimo Martins SGPS SA	455,072	10,309
	Galp Energia SGPS SA	951,375	9,883
			62,706
Qatar (0.2%)
	Qatar National Bank QPSC	8,293,069	46,727
	Industries Qatar QSC	2,950,094	12,854
	Qatar Islamic Bank SAQ	2,165,904	10,966
	Masraf Al Rayan QSC	6,903,361	9,050
	Commercial Bank PSQC	3,671,345	6,173
	Mesaieed Petrochemical Holding Co.	8,177,994	5,403
	Qatar Fuel QSC	909,323	4,594
	Qatar Gas Transport Co. Ltd.	5,098,664	4,560
	Qatar Electricity & Water Co. QSC	857,025	3,961
	Qatar International Islamic Bank QSC	1,388,909	3,734
	Barwa Real Estate Co.	3,500,850	3,035
	Ooredoo QPSC	1,521,618	2,897
	Qatar Aluminum Manufacturing Co.	5,076,011	2,651
	Doha Bank QPSC	2,785,438	2,205
*	Qatar Insurance Co. SAQ	2,941,486	1,985
	United Development Co. QSC	3,232,226	1,382
	Vodafone Qatar QSC	2,870,458	1,277

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Ezdan Holding Group QSC	2,852,201	1,213
			124,667
Romania (0.0%)
	Banca Transilvania SA	9,457,531	5,551
	OMV Petrom SA	21,385,534	2,465
			8,016
Russia (0.9%)
	Sberbank of Russia PJSC	14,814,226	74,527
	Gazprom PJSC ADR	6,827,148	66,994
	LUKOIL PJSC ADR	509,946	51,979
	Novatek PJSC	1,997,552	50,721
	Gazprom PJSC	6,049,997	29,810
	MMC Norilsk Nickel PJSC ADR	724,348	22,637
	Sberbank of Russia PJSC ADR (XLON)	1,096,646	22,021
	Lukoil PJSC	208,760	21,304
	Tatneft PJSC ADR	403,718	18,463
	Rosneft Oil Co. PJSC (Registered) GDR	1,744,072	15,527
*	Alrosa PJSC	4,629,100	8,173
	Polyus PJSC (Registered) GDR	78,591	7,770
	Surgutneftegas PJSC Preference Shares	13,658,100	7,440
	Magnit PJSC GDR (Registered)	375,829	6,963
*	Novolipetskiy Metallurgicheskiy Kombinat PJSC	2,190,647	6,915
	MMC Norilsk Nickel PJSC	21,938	6,848
	Severstal PAO GDR (Registered)	297,905	6,810
*	Moscow Exchange MICEX-RTS PJSC	2,697,004	6,620
	Transneft PJSC Preference Shares	2,923	6,273
	Magnit PJSC	60,106	5,485
	Surgutneftegas PJSC ADR	1,031,634	4,928
*	United Co. Rusal International	4,778,250	4,854
	Mobile TeleSystems PJSC	1,080,542	4,735
*	Inter Rao Ues PJSC	66,599,900	4,515
	VTB Bank PJSC	5,529,218,867	4,130
	PhosAgro PJSC GDR (Registered)	162,313	3,883
	Rosneft Oil Co. PJSC	414,750	3,726
*	Magnitogorsk Iron & Steel Works PJSC	3,955,368	3,696
	Tatneft PJSC	470,953	3,599
	VTB Bank PJSC GDR (Registered)	1,904,444	2,768
	Mobile TeleSystems PJSC ADR	273,284	2,512
*	RusHydro PJSC	217,254,634	2,493
*	Polyus PJSC	12,097	2,397
*	Credit Bank of Moscow PJSC	22,920,900	2,313
		Shares	Market Value• ($000)
	Surgutneftegas PJSC	3,872,600	1,863
*	Aeroflot PJSC	1,875,381	1,820
	Rostelecom PJSC	1,223,758	1,609
	Sistema PJSFC GDR (Registered)	185,097	1,404
*	Federal Grid Co.	489,926,667	1,282
	Severstal PAO PJSC	56,174	1,277
*	Tatneft PJSC Preference Shares	155,400	1,070
	ROSSETI PJSC	54,338,896	1,068
	PhosAgro PJSC	12,205	965
	Unipro PJSC	22,147,100	853
	Sovcomflot PJSC	702,230	844
	Rostelecom PJSC ADR	98,835	800
	Raspadskaya OJSC	120,950	736
*	M Video PJSC	79,232	659
	Bashneft PJSC Preference Shares	37,751	609
	Sistema PJSFC	1,475,900	562
*	Mosenergo PJSC	17,082,000	541
	Sberbank of Russia PJSC ADR	2,249	45
			511,836
Saudi Arabia (1.0%)
	Al Rajhi Bank	2,300,280	85,095
	Saudi National Bank	4,122,716	72,373
[2]	Saudi Arabian Oil Co.	4,762,032	47,941
	Saudi Basic Industries Corp.	1,268,156	43,709
	Saudi Telecom Co.	900,078	28,117
	Riyad Bank	2,295,455	18,072
*	Saudi Arabian Mining Co.	758,087	16,528
	SABIC Agri-Nutrients Co.	353,743	15,521
	Saudi British Bank	1,663,190	14,698
	Banque Saudi Fransi	1,093,185	12,305
	Alinma Bank	1,826,229	12,262
	Saudi Electricity Co.	1,456,954	11,084
	Yanbu National Petrochemical Co.	417,816	8,490
	Sahara International Petrochemical Co.	667,155	7,834
*	Bank AlBilad	684,164	7,706
	Dr Sulaiman Al Habib Medical Services Group Co.	171,391	7,582
*	Saudi Kayan Petrochemical Co.	1,369,411	7,455
	Arab National Bank	1,096,650	6,738
	Almarai Co. JSC	470,111	6,629
	Jarir Marketing Co.	109,237	5,907
	Etihad Etisalat Co.	698,773	5,634
	Savola Group	494,392	4,823
	Saudi Industrial Investment Group	415,088	4,195
	Bupa Arabia for Cooperative Insurance Co.	106,919	4,127
*	National Industrialization Co.	619,085	4,121
	Advanced Petrochemical Co.	196,794	3,911

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bank Al-Jazira	747,116	3,830
	Mouwasat Medical Services Co.	79,594	3,826
*	Rabigh Refining & Petrochemical Co.	403,788	3,079
*	Mobile Telecommunications Co. Saudi Arabia	802,957	2,906
	National Petrochemical Co.	224,620	2,887
*	Saudi Research & Media Group	59,831	2,696
	Co. for Cooperative Insurance	117,189	2,690
*	International Co. For Water & Power Projects	137,420	2,616
	Abdullah Al Othaim Markets Co.	83,806	2,583
*	Dar Al Arkan Real Estate Development Co.	958,674	2,530
*	Emaar Economic City	747,704	2,529
	Southern Province Cement Co.	130,766	2,495
	Saudi Cement Co.	142,346	2,248
*	Arabian Internet & Communications Services Co.	40,495	2,153
	Arabian Centres Co. Ltd.	291,544	1,985
	United Electronics Co.	52,211	1,961
*	Saudi Airlines Catering Co.	73,497	1,863
	Qassim Cement Co.	85,482	1,858
*	Seera Group Holding	286,115	1,765
*	Saudi Ground Services Co.	167,883	1,668
	BinDawood Holding Co.	55,209	1,535
	Yanbu Cement Co.	140,916	1,441
	Dallah Healthcare Co.	68,824	1,333
*	Yamama Cement Co.	178,947	1,321
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	109,914	1,257
	Saudia Dairy & Foodstuff Co.	28,269	1,238
*	Fawaz Abdulaziz Al Hokair & Co.	131,570	675
			521,825
Singapore (0.8%)
	DBS Group Holdings Ltd.	3,404,334	79,552
	Oversea-Chinese Banking Corp. Ltd.	6,609,202	57,777
	United Overseas Bank Ltd.	2,439,512	48,493
	Singapore Telecommunications Ltd.	14,265,830	26,467
		Shares	Market Value• ($000)
	CapitaLand Integrated Commercial Trust	9,109,080	14,506
	Ascendas REIT	6,325,241	14,488
	Wilmar International Ltd.	4,012,418	12,828
*	Capitaland Investment Ltd.	4,878,528	12,445
	Singapore Exchange Ltd.	1,569,866	11,266
	Keppel Corp. Ltd.	2,685,632	10,717
*	Singapore Airlines Ltd.	2,368,356	9,123
	Singapore Technologies Engineering Ltd.	3,009,593	8,547
	Mapletree Logistics Trust	5,347,038	8,018
	Venture Corp. Ltd.	557,882	7,793
	Mapletree Industrial Trust	3,582,442	7,313
	Mapletree Commercial Trust	4,070,503	6,584
	Genting Singapore Ltd.	11,182,390	6,466
	Frasers Logistics & Commercial Trust	5,137,934	5,785
	UOL Group Ltd.	919,618	4,932
	City Developments Ltd.	875,191	4,751
	ComfortDelGro Corp. Ltd.	3,817,391	4,424
[1]	Singapore Press Holdings Ltd.	2,937,937	4,350
	Suntec REIT	3,857,366	4,271
	Keppel DC REIT	2,344,374	4,151
	NetLink NBN Trust	5,470,216	4,136
*	SATS Ltd.	1,173,517	3,650
	Keppel REIT	3,911,868	3,274
	Mapletree North Asia Commercial Trust	4,247,776	3,219
	Jardine Cycle & Carriage Ltd.	186,188	3,113
	Ascott Residence Trust	3,302,191	2,525
	Sembcorp Industries Ltd.	1,650,902	2,464
	Golden Agri-Resources Ltd.	11,662,820	2,287
	Hutchison Port Holdings Trust Class U	9,409,363	2,027
*	Sembcorp Marine Ltd.	33,387,765	1,957
	Olam International Ltd.	1,367,913	1,724
	Singapore Post Ltd.	2,762,252	1,343
	Wing Tai Holdings Ltd.	633,998	912
	StarHub Ltd.	972,097	894
*	SIA Engineering Co. Ltd.	402,016	647
			409,219

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
South Africa (0.9%)
	Naspers Ltd. Class N	397,546	67,326
	FirstRand Ltd.	9,225,321	35,044
*	MTN Group Ltd.	3,378,546	30,296
	Standard Bank Group Ltd.	2,419,247	21,438
	Impala Platinum Holdings Ltd.	1,523,180	19,714
	Sibanye Stillwater Ltd.	5,446,294	19,061
*	Sasol Ltd.	1,048,465	17,610
	Capitec Bank Holdings Ltd.	156,929	17,532
	Gold Fields Ltd.	1,643,270	15,270
	Anglogold Ltd.	787,067	14,520
	Bid Corp. Ltd.	632,543	13,557
	Sanlam Ltd.	3,300,016	13,555
	Absa Group Ltd.	1,322,157	12,095
	Aspen Pharmacare Holdings Ltd.	722,511	11,478
	Anglo American Platinum Ltd.	111,615	11,309
	Shoprite Holdings Ltd.	930,215	11,041
*	Northam Platinum Holdings Ltd.	652,648	9,774
	Vodacom Group Ltd.	1,094,360	9,690
	Clicks Group Ltd.	469,782	8,591
	Remgro Ltd.	973,913	8,587
[3]	Bidvest Group Ltd.	642,306	8,042
	Old Mutual Ltd.	7,981,512	7,861
[3]	Nedbank Group Ltd.	671,586	7,653
*	Discovery Ltd.	759,572	6,969
	Multichoice Group	806,810	6,416
	Mr Price Group Ltd.	482,805	6,301
	Woolworths Holdings Ltd.	1,676,557	5,902
	Growthpoint Properties Ltd.	6,477,329	5,482
	Exxaro Resources Ltd.	463,363	5,084
*	Foschini Group Ltd.	594,247	5,039
	Reinet Investments SCA	263,731	4,767
	SPAR Group Ltd.	361,469	4,615
*,2	Pepkor Holdings Ltd.	2,897,083	4,568
	Tiger Brands Ltd.	319,514	4,045
*	Life Healthcare Group Holdings Ltd.	2,520,449	3,991
[3]	Rand Merchant Investment Holdings Ltd.	1,412,089	3,778
	Harmony Gold Mining Co. Ltd.	986,495	3,541
*	Sappi Ltd.	1,045,582	3,212
[3]	AVI Ltd.	618,917	3,207
	Kumba Iron Ore Ltd.	100,511	3,059
*	Redefine Properties Ltd.	10,309,981	3,040
	Barloworld Ltd.	353,454	2,968
*	Netcare Ltd.	2,662,354	2,947
	Truworths International Ltd.	765,279	2,698
	African Rainbow Minerals Ltd.	197,886	2,642
		Shares	Market Value• ($000)
	Pick n Pay Stores Ltd.	644,353	2,508
	Momentum Metropolitan Holdings	1,887,074	2,423
	Investec Ltd.	517,887	2,384
	Royal Bafokeng Platinum Ltd.	310,018	2,221
	Resilient REIT Ltd.	601,099	2,200
	Fortress REIT Ltd. Class A	2,243,733	1,958
*	Distell Group Holdings Ltd.	145,773	1,747
*	Telkom SA SOC Ltd.	520,871	1,733
	Coronation Fund Managers Ltd.	452,008	1,502
	PSG Group Ltd.	292,195	1,464
[2]	Dis-chem Pharmacies Ltd.	626,003	1,307
*	Liberty Holdings Ltd.	210,867	1,245
	Santam Ltd.	73,481	1,222
	Old Mutual Ltd. (XZIM)	562,975	575
*	Fortress REIT Ltd. Class B	1,449,035	233
			510,037
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	4,628,271	277,109
	Samsung Electronics Co. Ltd. GDR (Registered)	173,398	259,635
	NAVER Corp.	253,315	88,073
	SK Hynix Inc.	966,641	85,210
	Samsung Electronics Co. Ltd. Preference Shares	1,423,189	78,184
	LG Chem Ltd.	86,608	62,146
	Samsung SDI Co. Ltd.	98,473	62,129
	Kakao Corp.	512,670	55,155
	Hyundai Motor Co.	260,738	46,634
	Kia Corp.	480,187	35,040
*	Celltrion Inc.	197,388	33,982
	Hyundai Mobis Co. Ltd.	118,988	25,722
	POSCO ADR	354,489	22,425
*	SK Innovation Co. Ltd.	101,635	21,196
	LG Electronics Inc.	200,574	20,750
	Hana Financial Group Inc.	537,222	20,715
	KB Financial Group Inc. ADR	419,636	20,172
*,2	Samsung Biologics Co. Ltd.	24,965	18,599
	NCSoft Corp.	31,504	16,927
	LG Household & Health Care Ltd.	16,214	16,228
	Shinhan Financial Group Co. Ltd.	494,592	16,147
	Samsung C&T Corp.	155,838	15,259
*,3	HMM Co. Ltd.	649,639	14,864

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[3]	Shinhan Financial Group Co. Ltd. ADR	450,668	14,566
	KB Financial Group Inc.	298,784	14,462
	Samsung Electro-Mechanics Co. Ltd.	104,679	14,256
	KT&G Corp.	200,864	13,952
	SK Inc.	58,132	12,131
	LG Corp.	153,062	11,966
	Samsung Fire & Marine Insurance Co. Ltd.	60,196	11,932
*	Doosan Heavy Industries & Construction Co. Ltd.	549,993	11,505
	Woori Financial Group Inc.	954,582	10,852
	Amorepacific Corp.	60,501	9,415
*	Celltrion Healthcare Co. Ltd.	132,858	9,238
*	HYBE Co. Ltd.	31,940	9,176
	POSCO	33,897	8,597
*	Korean Air Lines Co. Ltd.	327,689	8,544
	Korea Zinc Co. Ltd.	18,521	8,527
	SK Telecom Co. Ltd. ADR	285,453	8,278
	Samsung SDS Co. Ltd.	59,800	7,860
*	SK Bioscience Co. Ltd.	37,024	7,270
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	80,552	7,122
	Coway Co. Ltd.	104,977	7,118
*,3	LG Display Co. Ltd.	415,841	7,028
	Samsung Life Insurance Co. Ltd.	119,676	6,923
	S-Oil Corp.	76,738	6,714
	POSCO Chemical Co. Ltd.	50,855	6,345
*	Hanwha Solutions Corp.	179,705	6,305
*	Samsung Engineering Co. Ltd.	294,300	6,259
*,3	HLB Inc.	164,251	5,915
	Hyundai Engineering & Construction Co. Ltd.	135,741	5,868
*	Samsung Heavy Industries Co. Ltd.	1,073,295	5,865
	Korea Electric Power Corp.	299,630	5,805
	Hyundai Motor Co. Preference Shares (XKRS)	66,545	5,591
	Hyundai Steel Co.	144,396	5,519
	SKC Co. Ltd.	35,409	5,444
	Ecopro BM Co. Ltd.	15,449	5,432
	Korea Investment Holdings Co. Ltd.	71,724	5,364
	Lotte Chemical Corp.	27,502	5,290
	E-MART Inc.	36,751	5,290
		Shares	Market Value• ($000)
*,3	Pearl Abyss Corp.	58,798	5,235
	Hyundai Heavy Industries Holdings Co. Ltd.	93,455	5,067
	CJ CheilJedang Corp.	15,522	5,045
	Hyundai Glovis Co. Ltd.	34,796	5,011
	LG Uplus Corp.	402,697	4,956
	Mirae Asset Securities Co. Ltd.	654,787	4,885
	Samsung Securities Co. Ltd.	119,588	4,862
	Hankook Tire & Technology Co. Ltd.	137,222	4,862
	Kumho Petrochemical Co. Ltd.	32,616	4,799
	LG Innotek Co. Ltd.	26,532	4,769
	LG Chem Ltd. Preference Shares	14,347	4,713
*	Kangwon Land Inc.	194,608	4,631
	Industrial Bank of Korea	489,114	4,629
	Yuhan Corp.	86,694	4,448
	DB Insurance Co. Ltd.	84,122	4,275
	BNK Financial Group Inc.	559,600	4,219
	Hotel Shilla Co. Ltd.	56,232	4,212
	GS Holdings Corp.	115,090	4,168
	Orion Corp.Republic of Korea	40,913	4,138
	GS Engineering & Construction Corp.	110,040	3,905
	SK Chemicals Co. Ltd.	25,183	3,891
	Hanon Systems	299,901	3,715
[2]	Netmarble Corp.	34,990	3,705
*	OCI Co. Ltd.	33,302	3,690
*	SK Biopharmaceuticals Co. Ltd.	44,878	3,634
	Korea Electric Power Corp. ADR	350,836	3,365
*	Celltrion Pharm Inc.	34,399	3,351
*	Mando Corp.	61,711	3,312
*	DL E&C Co. Ltd.	28,328	3,280
	Hyundai Motor Co. Preference Shares	37,788	3,162
	Korea Aerospace Industries Ltd.	120,323	3,161
	Hanmi Pharm Co. Ltd.	13,484	3,048
*	Alteogen Inc.	50,805	3,043
[3]	Fila Holdings Corp.	95,116	3,030
	CJ ENM Co. Ltd.	19,381	2,931
	NH Investment & Securities Co. Ltd.	248,978	2,812
	DGB Financial Group Inc.	313,474	2,778
[3]	Shin Poong Pharmaceutical Co. Ltd.	62,227	2,771
[3]	Shinsegae Inc.	12,903	2,745
	S-1 Corp.	36,114	2,575
	Cheil Worldwide Inc.	125,264	2,560

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hyundai Marine & Fire Insurance Co. Ltd.	113,848	2,560
	Hanwha Aerospace Co. Ltd.	64,264	2,482
*	Hyundai Mipo Dockyard Co. Ltd.	38,119	2,479
[3]	Seegene Inc.	53,750	2,459
[1]	SK Telecom Co. Ltd.	9,146	2,422
	Green Cross Corp.	10,132	2,384
	LOTTE Fine Chemical Co. Ltd.	31,847	2,325
	Hanwha Corp.	80,694	2,323
	KCC Corp.	8,083	2,311
	AMOREPACIFIC Group	53,210	2,265
	LG Household & Health Care Ltd. Preference Shares	4,280	2,197
[3]	Hyundai Wia Corp.	29,354	2,120
*	Hanjin Kal Corp.	42,950	2,016
	CJ Corp.	24,411	2,007
*,3	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	89,039	1,978
	Hyundai Department Store Co. Ltd.	27,501	1,953
*	CJ Logistics Corp.	15,917	1,935
	HDC Hyundai Development Co-Engineering & Construction Class E	87,737	1,924
	Lotte Shopping Co. Ltd.	21,223	1,910
*	NHN Corp.	27,282	1,869
	LG Electronics Inc. Preference Shares	32,795	1,805
*	Korea Gas Corp.	47,377	1,800
*	Daewoo Engineering & Construction Co. Ltd.	333,310	1,785
	LS Corp.	32,952	1,767
	Samsung Card Co. Ltd.	60,010	1,762
	Pan Ocean Co. Ltd.	335,486	1,736
	Posco International Corp.	91,633	1,707
	Dongsuh Cos. Inc.	56,812	1,678
[3]	Hite Jinro Co. Ltd.	55,086	1,644
	BGF retail Co. Ltd.	11,489	1,596
*,3	Paradise Co. Ltd.	105,315	1,571
[3]	Hanssem Co. Ltd.	17,980	1,566
	Hanwha Life Insurance Co. Ltd.	512,180	1,526
	GS Retail Co. Ltd.	53,663	1,482
	NongShim Co. Ltd.	6,108	1,481
*	Doosan Bobcat Inc.	45,264	1,479
	KEPCO Plant Service & Engineering Co. Ltd.	40,103	1,435
	Solus Advanced Materials Co. Ltd.	20,228	1,429
		Shares	Market Value• ($000)
	SSANGYONG C&E Co. Ltd.	206,496	1,392
	Lotte Corp.	48,015	1,345
	DL Holdings Co. Ltd.	23,784	1,341
	Hanmi Science Co. Ltd.	26,625	1,294
	SK Networks Co. Ltd.	259,931	1,132
*	Helixmith Co. Ltd.	52,977	1,081
	Medytox Inc.	8,177	1,050
	Ottogi Corp.	2,515	1,036
	Mirae Asset Securities Co. Ltd. Preference Shares	248,621	1,031
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	6,579	995
*,3	Hyundai Doosan Infracore Co. Ltd.	103,659	933
	Amorepacific Corp. Preference Shares	13,997	862
	Lotte Chilsung Beverage Co. Ltd.	6,163	770
	Samsung SDI Co. Ltd. Preference Shares	2,021	655
*	Krafton Inc.	1,430	575
*	LX Holdings Corp.	73,052	554
	Hanwha Corp. Preference Shares	36,056	507
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	2,302	313
*,1,3	SillaJen Inc.	94,185	258
	CJ CheilJedang Corp. Preference Shares	1,095	182
*	KakaoBank Corp.	1,976	107
			1,869,994
Spain (1.5%)
	Iberdrola SA (XMAD)	11,098,239	131,172
	Banco Santander SA	32,191,425	122,105
	Banco Bilbao Vizcaya Argentaria SA	12,507,078	87,526
	Industria de Diseno Textil SA	1,974,942	71,541
[2]	Cellnex Telecom SA	1,144,834	70,407
*	Amadeus IT Group SA	804,153	53,796
	Telefonica SA	9,322,155	40,492
	Repsol SA	2,455,369	31,450
	Ferrovial SA	900,396	28,424
	CaixaBank SA	8,255,738	23,732
*,2	Aena SME SA	132,386	21,743
	Red Electrica Corp. SA	816,209	16,995
[3]	Naturgy Energy Group SA	559,268	14,703
	Endesa SA	590,167	13,611
*	Siemens Gamesa Renewable Energy SA	424,869	11,529

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	ACS Actividades de Construccion y Servicios SA	437,735	11,473
	Enagas SA	461,397	10,354
	Grifols SA	451,762	10,347
	Acciona SA	42,463	8,155
*	Fluidra SA	209,095	7,986
	Bankinter SA	1,288,125	7,092
	Merlin Properties Socimi SA	641,625	6,949
	Inmobiliaria Colonial Socimi SA	615,846	5,988
	Mapfre SA	1,865,396	3,950
	Grifols SA Preference Shares	292,833	3,848
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,304,743	2,619
			817,987
Sweden (2.4%)
	Investor AB Class B	3,566,925	82,303
	Atlas Copco AB Class A	1,225,927	78,948
	Volvo AB Class B	2,904,306	67,726
	Telefonaktiebolaget LM Ericsson Class B	5,690,042	62,109
	Hexagon AB Class B	3,361,677	54,102
	Sandvik AB	2,025,811	51,372
	Assa Abloy AB Class B	1,722,745	50,550
[2]	Evolution AB	303,798	49,319
	Skandinaviska Enskilda Banken AB Class A	2,732,535	42,731
	Swedbank AB Class A	1,883,870	40,859
	Essity AB Class B	1,144,911	37,086
	Atlas Copco AB Class B	666,370	36,113
	Nibe Industrier AB Class B	2,253,705	33,521
	Svenska Handelsbanken AB Class A	2,758,646	31,621
[3]	H & M Hennes & Mauritz AB Class B	1,645,298	30,953
	Epiroc AB Class A	1,225,270	30,486
	EQT AB	531,921	28,096
	Swedish Match AB	2,910,116	25,659
	Alfa Laval AB	589,144	25,271
	Investor AB Class A	849,854	19,662
	Telia Co. AB	4,840,276	19,065
	Getinge AB Class B	421,312	18,854
*,2	Sinch AB	974,944	18,558
	Boliden AB	513,404	18,100
*	Kinnevik AB Class B	457,716	17,966
	Svenska Cellulosa AB SCA Class B	1,144,812	17,888
	Skanska AB Class B	676,790	17,208
	SKF AB Class B	720,738	16,739
	Indutrade AB	524,429	15,288
	Lundin Energy AB	352,520	13,922
*	Fastighets AB Balder Class B	190,700	13,827
	Epiroc AB Class B	647,454	13,754
		Shares	Market Value• ($000)
	Industrivarden AB Class A	411,390	13,571
	Tele2 AB Class B	923,440	13,051
	Sagax AB Class B	324,192	12,689
	Lifco AB Class B	421,710	12,296
	Husqvarna AB Class B	798,969	11,386
	Industrivarden AB Class C	337,639	10,983
	Castellum AB	401,200	10,693
	Trelleborg AB Class B	455,167	10,418
	Electrolux AB Class B	430,946	9,805
	Securitas AB Class B	588,972	9,757
	Investment AB Latour Class B	266,841	9,693
	Beijer Ref AB Class B	453,044	9,297
*	Swedish Orphan Biovitrum AB	335,272	9,111
	L E Lundbergforetagen AB Class B	139,363	8,035
	Elekta AB Class B	679,323	7,910
	Holmen AB Class B	176,969	7,857
	Volvo AB Class A	321,255	7,595
	ICA Gruppen AB	144,638	7,484
	Sweco AB Class B	379,842	6,048
	Saab AB Class B	174,485	4,864
	Svenska Handelsbanken AB Class B	103,523	1,308
*	Kinnevik AB Class A	21,632	873
	Sagax AB Class D	217,162	829
	Telefonaktiebolaget LM Ericsson Class A	50,718	556
	Husqvarna AB Class A	14,930	214
	Svenska Cellulosa AB SCA Class A	13,174	208
	Skandinaviska Enskilda Banken AB Class C	58	1
			1,276,188
Switzerland (6.0%)
	Nestle SA (Registered)	5,304,180	699,660
	Roche Holding AG	1,314,632	509,281
	Novartis AG (Registered)	3,991,688	330,163
	Zurich Insurance Group AG	279,221	123,757
	Cie Financiere Richemont SA Class A (Registered)	960,639	118,879
	Lonza Group AG (Registered)	139,360	114,526
	UBS Group AG (Registered)	6,121,665	111,431
	ABB Ltd. (Registered)	3,190,003	105,536
	Sika AG (Registered)	265,796	90,046
	Givaudan SA (Registered)	17,345	81,729

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Partners Group Holding AG	42,168	73,666
	Alcon Inc.	865,289	71,749
	Swiss Re AG	542,044	52,511
	Geberit AG (Registered)	64,123	50,077
	Credit Suisse Group AG (Registered)	4,482,206	46,623
	Sonova Holding AG (Registered)	99,837	41,370
	Holcim Ltd.	798,379	39,825
	Straumann Holding AG (Registered)	18,944	39,436
	SGS SA (Registered)	11,082	32,808
	Swiss Life Holding AG (Registered)	58,347	32,007
	Kuehne + Nagel International AG (Registered)	94,399	29,731
	Julius Baer Group Ltd.	404,218	29,238
	Swisscom AG (Registered)	47,527	25,880
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,995	23,525
	Logitech International SA (Registered)	278,188	23,271
[2]	VAT Group AG	48,326	23,101
	Chocoladefabriken Lindt & Spruengli AG (Registered)	190	22,825
	Schindler Holding AG Ptg. Ctf.	78,280	20,383
	Temenos AG (Registered)	118,823	18,191
	Roche Holding AG (Bearer)	42,110	18,112
	SIG Combibloc Group AG	629,737	16,469
	Swatch Group AG (Bearer)	57,290	15,769
	Barry Callebaut AG (Registered)	6,678	15,465
	Adecco Group AG (Registered)	289,300	14,575
	Tecan Group AG (Registered)	23,654	14,493
	Swiss Prime Site AG (Registered)	142,487	14,486
	Baloise Holding AG (Registered)	83,673	13,334
	EMS-Chemie Holding AG (Registered)	13,165	13,059
	Vifor Pharma AG	97,894	12,641
	Holcim Ltd. (XSWX)	230,997	11,581
	Georg Fischer AG (Registered)	7,542	11,411
	PSP Swiss Property AG (Registered)	82,318	10,290
*	ams AG	464,422	9,195
	Clariant AG (Registered)	425,010	8,948
	Schindler Holding AG (Registered)	33,458	8,590
	Helvetia Holding AG (Registered)	64,882	7,720
		Shares	Market Value• ($000)
*	Flughafen Zurich AG (Registered)	34,982	6,317
	DKSH Holding AG	66,264	5,311
	BKW AG	32,768	4,341
	Banque Cantonale Vaudoise (Registered)	51,612	4,155
	Swatch Group AG (Registered)	66,695	3,548
	OC Oerlikon Corp. AG (Registered)	343,054	3,493
	Sulzer AG (Registered)	32,480	3,193
*,2	Medmix AG	32,480	1,553
			3,229,274
Taiwan (4.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	25,946,873	550,601
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,857,753	438,626
	MediaTek Inc.	2,781,700	91,553
	Hon Hai Precision Industry Co. Ltd.	22,533,823	86,988
	Fubon Financial Holding Co. Ltd.	15,656,926	41,388
	Delta Electronics Inc.	4,055,676	35,801
	Formosa Plastics Corp.	9,113,873	35,302
	Nan Ya Plastics Corp.	10,568,615	32,434
	Cathay Financial Holding Co. Ltd.	15,486,661	32,282
	CTBC Financial Holding Co. Ltd.	34,852,939	29,104
[3]	United Microelectronics Corp. ADR	2,820,176	28,963
	China Steel Corp.	23,086,234	27,834
	Mega Financial Holding Co. Ltd.	20,283,777	24,376
	Chailease Holding Co. Ltd.	2,496,839	23,914
	E.Sun Financial Holding Co. Ltd.	23,579,327	22,531
	Uni-President Enterprises Corp.	8,993,487	21,575
	ASE Technology Holding Co. Ltd.	5,996,449	21,449
	Yuanta Financial Holding Co. Ltd.	21,794,272	19,373
	Silergy Corp.	115,000	18,999
	Chunghwa Telecom Co. Ltd. ADR	471,638	18,630
	Formosa Chemicals & Fibre Corp.	6,410,306	18,601
	Evergreen Marine Corp. Taiwan Ltd.	4,959,300	17,847
	Taiwan Cement Corp.	9,836,102	17,068
	Asustek Computer Inc.	1,341,026	17,050
	Unimicron Technology Corp.	2,421,975	16,602

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Novatek Microelectronics Corp.	1,082,916	16,243
	United Microelectronics Corp.	7,801,978	16,197
	Realtek Semiconductor Corp.	896,768	16,131
	First Financial Holding Co. Ltd.	18,960,212	15,610
	Taiwan Cooperative Financial Holding Co. Ltd.	18,123,363	14,736
	Largan Precision Co. Ltd.	191,848	14,296
	Quanta Computer Inc.	5,083,598	14,282
	Hotai Motor Co. Ltd.	623,000	13,719
	Yageo Corp.	864,000	13,523
	China Development Financial Holding Corp.	26,121,318	13,351
	Taishin Financial Holding Co. Ltd.	20,294,965	13,324
	Hua Nan Financial Holdings Co. Ltd.	18,184,204	13,315
	Globalwafers Co. Ltd.	402,000	11,030
*	Yang Ming Marine Transport Corp.	3,112,000	10,863
	Taiwan Mobile Co. Ltd.	3,054,713	10,774
	President Chain Store Corp.	1,059,904	10,712
	Advantech Co. Ltd.	787,536	10,299
	Innolux Corp.	16,619,370	9,997
	Sinopac Holdings Co.	19,505,229	9,934
	Win Semiconductors Corp.	767,000	9,899
	Shanghai Commercial & Savings Bank Ltd.	6,113,000	9,681
	Pegatron Corp.	3,866,038	9,464
	Formosa Petrochemical Corp.	2,559,580	9,215
	Chunghwa Telecom Co. Ltd.	2,299,207	9,124
	Lite-On Technology Corp.	4,086,767	9,019
	Vanguard International Semiconductor Corp.	1,710,466	8,913
	Accton Technology Corp.	1,003,000	8,769
	Wan Hai Lines Ltd.	1,504,272	8,678
	Airtac International Group	287,773	8,611
	Parade Technologies Ltd.	132,000	8,503
	Shin Kong Financial Holdings Co. Ltd.	23,908,986	8,426
	Catcher Technology Co. Ltd.	1,411,153	8,182
	Eclat Textile Co. Ltd.	370,398	8,094
		Shares	Market Value• ($000)
	Far Eastern New Century Corp.	7,396,819	7,747
	momo.com Inc.	116,600	7,514
	Chang Hwa Bank	12,105,716	7,149
	Asia Cement Corp.	4,451,519	7,090
	Sino-American Silicon Products Inc.	1,026,000	7,028
	Nan Ya Printed Circuit Board Corp.	397,000	7,025
	Compal Electronics Inc.	7,906,510	6,958
	Giant Manufacturing Co. Ltd.	570,625	6,627
	Far EasTone Telecommunications Co. Ltd.	3,005,643	6,614
	Micro-Star International Co. Ltd.	1,292,000	6,520
	Feng TAY Enterprise Co. Ltd.	820,532	6,385
	Pou Chen Corp.	4,946,125	6,066
	AU Optronics Corp. ADR	875,321	5,979
	Hiwin Technologies Corp.	521,765	5,810
	Inventec Corp.	5,976,064	5,716
	Wistron Corp.	5,417,445	5,693
	Voltronic Power Technology Corp.	96,000	5,622
	Walsin Lihwa Corp.	5,939,000	5,548
	Winbond Electronics Corp.	5,823,000	5,521
	Foxconn Technology Co. Ltd.	2,127,925	5,283
*	Oneness Biotech Co. Ltd.	554,000	5,229
	Wiwynn Corp.	159,000	5,094
	Walsin Technology Corp.	934,000	5,085
	Acer Inc.	5,430,396	5,083
	Powertech Technology Inc.	1,424,000	4,996
	Synnex Technology International Corp.	2,577,889	4,995
	AU Optronics Corp.	6,729,000	4,624
	China Life Insurance Co. Ltd.	4,130,877	4,318
	ASMedia Technology Inc.	73,000	4,279
	Cheng Shin Rubber Industry Co. Ltd.	3,446,222	4,230
	Zhen Ding Technology Holding Ltd.	1,211,000	4,194
	Taiwan High Speed Rail Corp.	3,881,000	4,056
	Teco Electric and Machinery Co. Ltd.	3,733,000	4,055
	Nanya Technology Corp.	1,621,600	3,888
	Nien Made Enterprise Co. Ltd.	255,000	3,504
*	HTC Corp.	1,442,570	3,409

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Taiwan Fertilizer Co. Ltd.	1,377,000	3,367
	Chicony Electronics Co. Ltd.	1,168,337	3,341
	Taiwan Business Bank	9,167,436	3,119
*	Eva Airways Corp.	4,521,188	3,069
*	China Airlines Ltd.	4,903,913	3,037
	Taiwan Glass Industry Corp.	3,058,089	3,014
	Eternal Materials Co. Ltd.	1,893,104	2,510
	Genius Electronic Optical Co. Ltd.	162,000	2,497
*	ENNOSTAR Inc.	915,000	2,408
	Capital Securities Corp.	3,923,587	2,141
	Formosa Taffeta Co. Ltd.	1,874,000	2,023
	Taiwan Secom Co. Ltd.	540,725	1,955
	ASE Technology Holding Co. Ltd. ADR	225,217	1,604
	Yulon Motor Co. Ltd.	1,048,377	1,555
	U-Ming Marine Transport Corp.	809,000	1,534
	Far Eastern International Bank	3,767,820	1,417
	Transcend Information Inc.	561,455	1,365
	China Motor Corp.	481,642	1,200
*	OBI Pharma Inc.	293,790	1,126
	Yulon Nissan Motor Co. Ltd.	41,000	374
			2,303,395
Thailand (0.6%)
	PTT PCL	26,378,878	30,203
	CP ALL PCL	9,946,475	19,217
	Airports of Thailand PCL	7,983,551	15,558
	Siam Commercial Bank PCL	3,336,244	12,685
	Bangkok Dusit Medical Services PCL Class F	17,238,600	12,225
	Advanced Info Service PCL	2,136,696	12,185
	Siam Cement PCL NDVR	952,280	11,336
	Gulf Energy Development PCL	8,069,540	10,533
	Kasikornbank PCL	2,168,118	9,243
	PTT Exploration & Production PCL	2,406,561	8,513
	Central Pattana PCL	4,639,182	8,302
*	Minor International PCL	7,772,755	7,677
	PTT Global Chemical PCL	4,055,487	7,675
	Siam Cement PCL (Registered)	636,394	7,575
	Delta Electronics Thailand PCL	569,656	7,151
	Intouch Holdings PCL Class F	2,688,859	6,100
	Energy Absolute PCL	3,021,841	5,977
		Shares	Market Value• ($000)
	Central Retail Corp. PCL	4,950,397	5,192
	Charoen Pokphand Foods PCL	6,723,328	5,119
	Indorama Ventures PCL	3,943,515	5,006
	Home Product Center PCL	10,943,692	4,823
	Siam Commercial Bank PCL NVDR	1,230,600	4,679
	BTS Group Holdings PCL	15,659,121	4,509
[3]	SCG Packaging PCL	2,297,400	4,450
	Bangkok Expressway & Metro PCL	14,903,782	4,045
[3]	Krung Thai Bank PCL	11,600,262	4,026
	PTT Oil & Retail Business PCL	4,835,900	4,013
[3]	Bangkok Bank PCL NVDR	1,035,900	3,834
	Digital Telecommunications Infrastructure Fund Class F	9,393,439	3,795
[3]	Krungthai Card PCL	2,127,021	3,708
[3]	Banpu PCL (Registered)	10,729,808	3,685
	Thai Union Group PCL Class F	5,098,563	3,211
[3]	Global Power Synergy PCL Class F	1,297,152	3,052
	Electricity Generating PCL	560,079	3,018
	Thai Oil PCL	1,796,279	3,014
	TMBThanachart Bank PCL	82,352,296	2,886
[3]	Kasikornbank PCL NVDR	658,837	2,809
	Osotspa PCL	2,721,791	2,690
	Bumrungrad Hospital PCL	599,705	2,634
[3]	Carabao Group PCL Class F	662,177	2,478
	IRPC PCL	19,107,389	2,475
	Muangthai Capital PCL	1,296,062	2,371
	True Corp. PCL	18,337,762	2,245
[3]	Ratch Group PCL	1,560,528	2,140
	Srisawad Corp. PCL	1,093,704	2,115
[3]	Berli Jucker PCL	2,010,682	2,049
*	Asset World Corp. PCL	13,585,008	1,874
[3]	B Grimm Power PCL	1,402,152	1,798
	Land & Houses PCL (Registered)	6,991,308	1,784
	Bangkok Bank PCL (Registered)	458,702	1,698
	Land & Houses PCL NVDR	6,394,100	1,631
[3]	Sri Trang Gloves Thailand PCL	1,612,710	1,483
	Total Access Communication PCL	1,039,849	1,199
[3]	Siam Makro PCL	633,710	918
[3]	Siam City Cement PCL	177,239	905

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Intouch Holdings PCL NVDR	366,800	832
	Bangkok Life Assurance PCL	716,902	644
	Central Pattana PCL	258,400	462
*	Banpu PCL Warrants Exp. 10/1/22	1,651,623	256
	Bumrungrad Hospital PCL NDVR	50,700	223
[3]	Total Access Communication PCL NDVR	150,300	173
*	Banpu PCL Warrants Exp. 10/1/23	1,595,245	162
	Bangkok Life Assurance PCL NVDR	83,800	75
*	BTS Group Holdings PCL Warrants Exp. 9/5/22	782,956	34
*	BTS Group Holdings PCL Warrants Exp. 11/7/24	1,565,912	—
*	BTS Group Holdings PCL Warrants Exp. 11/20/26	3,131,824	—
			308,377
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	854,825	5,530
	Eregli Demir ve Celik Fabrikalari TAS	2,515,961	5,253
	Turkiye Garanti Bankasi A/S	3,930,189	4,025
	KOC Holding A/S	1,593,227	3,884
*	Turkiye Petrol Rafinerileri A/S	245,387	3,531
	Turkcell Iletisim Hizmetleri A/S	2,166,694	3,456
	Akbank TAS	4,928,199	2,983
	Turkiye Sise ve Cam Fabrikalari A/S	2,744,476	2,469
	Ford Otomotiv Sanayi A/S	121,562	2,341
	Aselsan Elektronik Sanayi Ve Ticaret A/S	1,208,762	2,063
	Haci Omer Sabanci Holding A/S	1,588,763	1,850
	Turkiye Is Bankasi A/S Class C	2,705,586	1,587
*	Turk Hava Yollari AO	1,039,895	1,585
*	Petkim Petrokimya Holding A/S	2,280,255	1,550
	Enka Insaat ve Sanayi A/S	1,257,961	1,453
	Tofas Turk Otomobil Fabrikasi A/S	218,952	1,339
	Arcelik A/S	358,172	1,257
*	Gubre Fabrikalari TAS	146,594	1,056
	Coca-Cola Icecek A/S	113,188	1,000
*	Sasa Polyester Sanayi A/S	308,687	996
*	Koza Altin Isletmeleri A/S	84,344	937
		Shares	Market Value• ($000)
*	TAV Havalimanlari Holding A/S	316,983	874
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	350,145	806
	Yapi ve Kredi Bankasi A/S	2,717,184	772
	Turk Telekomunikasyon A/S	883,304	693
[2]	Enerjisa Enerji A/S	428,357	526
*	Turkiye Halk Bankasi A/S	1,106,418	510
*	Turkiye Vakiflar Bankasi TAO Class D	1,160,767	415
	Iskenderun Demir ve Celik A/S	273,450	386
			55,127
United Arab Emirates (0.3%)
	First Abu Dhabi Bank PJSC	8,180,558	39,705
	Emirates Telecommunications Group Co. PJSC	3,261,140	22,748
	Emirates NBD Bank PJSC	4,723,316	17,973
	Abu Dhabi Commercial Bank PJSC	5,179,197	11,714
	Aldar Properties PJSC	7,231,398	7,957
	Dubai Islamic Bank PJSC	5,389,038	7,514
	Emaar Properties PJSC	6,614,089	7,241
	Abu Dhabi National Oil Co. for Distribution PJSC	4,608,458	5,374
	Abu Dhabi Islamic Bank PJSC	2,716,803	4,326
*	ADNOC Drilling Co. PJSC	2,837,158	2,302
	Dana Gas PJSC	7,589,596	2,137
*	Emaar Malls PJSC	3,735,923	2,039
	Dubai Investments PJSC	3,858,174	1,790
*	Emaar Development PJSC	1,561,250	1,665
*	Air Arabia PJSC	4,243,690	1,609
*	DAMAC Properties Dubai Co. PJSC	2,890,982	986
*	Dubai Financial Market PJSC	2,767,106	768
	Aramex PJSC	276,460	330
			138,178
United Kingdom (9.6%)
	AstraZeneca plc	2,914,206	364,571
	HSBC Holdings plc	38,463,561	231,750
	Diageo plc	4,318,767	214,866
	GlaxoSmithKline plc	9,319,272	193,476
	BP plc	37,488,366	179,603
	Royal Dutch Shell plc Class A	7,584,541	173,753
	Royal Dutch Shell plc Class B	7,119,295	163,379
	British American Tobacco plc	4,295,875	149,430

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Unilever plc	2,597,169	139,036
	Rio Tinto plc	2,044,803	127,497
	Glencore plc	24,937,255	124,701
	Unilever plc (XLON)	2,257,940	120,894
	Prudential plc (XLON)	5,168,578	105,480
	BHP Group plc	3,911,702	103,314
	Reckitt Benckiser Group plc	1,192,583	96,817
	Lloyds Banking Group plc	133,290,779	91,222
	Anglo American plc	2,314,777	88,061
	Barclays plc	31,866,175	87,934
	National Grid plc	6,695,445	85,726
	Experian plc	1,722,202	78,965
	Vodafone Group plc	52,071,859	76,746
*	Compass Group plc	3,350,999	71,110
	Ashtead Group plc	841,413	70,519
	CRH plc (XDUB)	1,405,996	67,260
	London Stock Exchange Group plc	682,542	66,441
	Ferguson plc	421,407	63,406
	RELX plc	2,009,076	62,296
	Tesco plc	14,404,122	53,184
	RELX plc (XLON)	1,494,869	46,371
	BAE Systems plc	6,129,207	46,215
	SSE plc	1,964,841	44,247
	Legal & General Group plc	11,143,676	43,948
	Segro plc	2,264,145	40,018
	Aviva plc	7,368,538	39,760
	Imperial Brands plc	1,773,829	37,430
*	Flutter Entertainment plc (XDUB)	193,887	36,588
	3i Group plc	1,799,355	33,603
	Croda International plc	253,686	32,835
	Standard Chartered plc	4,805,723	32,501
	WPP plc	2,155,997	31,164
*	Entain plc	1,090,547	30,558
	Natwest Group plc	9,850,863	29,702
	Spirax-Sarco Engineering plc	138,162	29,493
	Halma plc	716,441	29,054
	Smith & Nephew plc	1,657,575	28,626
*	Rolls-Royce Holdings plc	15,769,480	28,461
	Rentokil Initial plc	3,512,750	28,274
*	BT Group plc	14,205,564	26,988
	Next plc	239,969	26,154
	Smurfit Kappa Group plc	485,123	25,441
*	InterContinental Hotels Group plc	343,968	24,094
	Bunzl plc	636,511	23,526
*	Ocado Group plc	920,782	22,725
*	Flutter Entertainment plc	117,647	22,271
	Persimmon plc	596,484	22,224
	St. James's Place plc	1,005,842	21,729
	Sage Group plc	2,134,745	20,762
	Intertek Group plc	304,459	20,389
	Burberry Group plc	757,906	20,031
		Shares	Market Value• ($000)
*	Informa plc	2,799,836	19,918
	United Utilities Group plc	1,296,360	18,425
	Kingfisher plc	3,967,991	18,212
	Severn Trent plc	474,155	17,758
	Mondi plc (XLON)	706,879	17,653
	Melrose Industries plc	8,150,760	17,586
	Barratt Developments plc	1,907,262	17,314
*	Whitbread plc	381,108	17,050
	Admiral Group plc	417,118	16,385
	Associated British Foods plc	657,354	16,076
	Intermediate Capital Group plc	524,874	15,744
	DCC plc	185,433	15,473
*	Meggitt plc	1,473,240	15,126
	Hargreaves Lansdown plc	714,680	15,039
	B&M European Value Retail SA	1,684,731	14,596
	Taylor Wimpey plc	6,792,553	14,372
	Abrdn plc	4,055,066	14,096
	Dechra Pharmaceuticals plc	199,226	13,928
	Smiths Group plc	744,772	13,829
	JD Sports Fashion plc	926,620	13,811
	Howden Joinery Group plc	1,079,768	13,592
	Electrocomponents plc	881,373	13,560
	M&G plc	4,915,337	13,429
	Johnson Matthey plc	359,042	13,419
	J Sainsbury plc	3,221,536	13,195
	Rightmove plc	1,346,399	12,727
	Antofagasta plc	649,981	12,678
	Land Securities Group plc	1,346,775	12,652
	DS Smith plc	2,407,648	12,630
	Coca-Cola HBC AG	364,275	12,626
	Polymetal International plc	677,415	12,523
[2]	Auto Trader Group plc	1,437,068	11,914
	British Land Co. plc	1,747,477	11,799
	Berkeley Group Holdings plc	195,925	11,687
	AVEVA Group plc	237,859	11,583
	Weir Group plc	487,421	11,562
	Pearson plc	1,404,781	11,559
	IMI plc	495,122	11,057
	Phoenix Group Holdings plc	1,185,646	10,645
	Hikma Pharmaceuticals plc	322,234	10,621
	Bellway plc	232,321	10,541
	Schroders plc	212,642	10,533
*	ITV plc	6,956,890	10,239
	Direct Line Insurance Group plc	2,559,035	10,228
	Royal Mail plc	1,702,686	9,816
	Evraz plc	1,088,391	9,245

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Centrica plc	11,074,837	9,142
	Travis Perkins plc	428,979	9,069
	Derwent London plc	191,969	8,880
[2]	ConvaTec Group plc	3,012,734	8,816
	Pennon Group plc	537,341	8,571
[2]	Avast plc	1,074,234	8,221
	Tate & Lyle plc	882,837	7,823
	Hiscox Ltd.	638,746	7,267
[2]	Quilter plc	3,194,528	6,802
	HomeServe plc	525,350	6,137
*	easyJet plc	700,079	5,968
*	THG plc	1,923,560	5,702
	NEPI Rockcastle plc	804,636	5,379
	Mondi plc	200,265	4,993
*	International Consolidated Airlines Group SA	2,128,746	4,768
*	Dr. Martens plc	928,643	4,694
*,3	TUI AG	1,389,625	4,654
	Renishaw plc	64,655	4,449
	Fresnillo plc	348,728	4,104
	Ashmore Group plc	867,826	4,010
	CRH plc	67,919	3,250
*,3	TUI AG (XETR)	638,824	2,125
	Wickes Group plc	479,984	1,413
*,1	NMC Health plc	140,418	—
			5,161,307
Total Common Stocks (Cost $39,278,343)			53,561,594
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.070% (Cost $931,880)	9,318,930	931,893
Total Investments (100.9%) (Cost $40,210,223)			54,493,487
Other Assets and Liabilities—Net (-0.9%)			(462,891)
Net Assets (100%)			54,030,596
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $1,824,264,000, representing 3.4% of net assets.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $637,593,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $695,229,000 was received for securities on loan, of which $695,188,000 is held in Vanguard Market Liquidity Fund and $41,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	67	15,400	496
Euro Stoxx 50 Index	December 2021	538	26,351	855
FTSE 100 Index	December 2021	412	40,732	1,059
MSCI EAFE Index	December 2021	1,780	208,225	(2,907)
MSCI Emerging Markets Index	December 2021	2,414	152,323	(2,803)
S&P ASX 200 Index	December 2021	145	19,852	(322)
Topix Index	December 2021	172	30,069	(761)
				(4,383)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/15/21	AUD	17,895	USD	13,208	256	—
Royal Bank of Canada	12/15/21	AUD	3,645	USD	2,703	39	—
Toronto-Dominion Bank	12/15/21	CAD	4,560	USD	3,622	63	—
UBS AG	12/15/21	EUR	30,000	USD	35,719	—	(999)
HSBC Bank USA, N.A.	12/15/21	GBP	5,198	USD	7,113	2	—
BNP Paribas	12/15/21	INR	2,612,963	USD	35,004	—	(293)
UBS AG	12/15/21	JPY	198,850	USD	1,750	—	(5)
Bank of America, N.A.	12/15/21	USD	75,670	CHF	69,499	—	(341)
Bank of America, N.A.	12/15/21	USD	38,930	EUR	32,838	926	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	7,354	GBP	5,323	68	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	3,462	HKD	26,935	—	—
Bank of Montreal	12/15/21	USD	3,410	JPY	374,544	122	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	7,820	KRW	9,136,189	10	—
Toronto-Dominion Bank	12/15/21	USD	4,211	ZAR	60,955	243	—
						1,729	(1,638)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
ZAR—South African rand.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $375,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,278,343)	53,561,594
Affiliated Issuers (Cost $931,880)	931,893
Total Investments in Securities	54,493,487
Investment in Vanguard	1,784
Cash	82,802
Cash Collateral Pledged—Futures Contracts	30,410
Cash Collateral Pledged—Forward Currency Contracts	1,240
Foreign Currency, at Value (Cost $112,255)	111,782
Receivables for Investment Securities Sold	24,552
Receivables for Accrued Income	183,442
Receivables for Capital Shares Issued	12,468
Unrealized Appreciation—Forward Currency Contracts	1,729
Total Assets	54,943,696
Liabilities
Payables for Investment Securities Purchased	121,432
Collateral for Securities on Loan	695,229
Payables for Capital Shares Redeemed	26,748
Payables to Vanguard	1,514
Variation Margin Payable—Futures Contracts	4,022
Unrealized Depreciation—Forward Currency Contracts	1,638
Deferred Foreign Capital Gains Taxes	62,517
Total Liabilities	913,100
Net Assets	54,030,596

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	42,575,626
Total Distributable Earnings (Loss)	11,454,970
Net Assets	54,030,596

ETF Shares—Net Assets
Applicable to 567,962,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,492,662
Net Asset Value Per Share—ETF Shares	$62.49

Admiral Shares—Net Assets
Applicable to 223,120,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,667,065
Net Asset Value Per Share—Admiral Shares	$38.84

Institutional Shares—Net Assets
Applicable to 46,720,162 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,753,306
Net Asset Value Per Share—Institutional Shares	$123.14

Institutional Plus Shares—Net Assets
Applicable to 31,574,747 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,117,563
Net Asset Value Per Share—Institutional Plus Shares	$130.41

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends[1]	1,272,596
Non-Cash Dividends	82,007
Interest[2]	344
Securities Lending—Net	12,746
Total Income	1,367,693
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,861
Management and Administrative—ETF Shares	16,806
Management and Administrative—Admiral Shares	7,631
Management and Administrative—Institutional Shares	3,539
Management and Administrative—Institutional Plus Shares	1,717
Marketing and Distribution—ETF Shares	738
Marketing and Distribution—Admiral Shares	287
Marketing and Distribution—Institutional Shares	139
Marketing and Distribution—Institutional Plus Shares	46
Custodian Fees	5,031
Auditing Fees	50
Shareholders’ Reports—ETF Shares	398
Shareholders’ Reports—Admiral Shares	51
Shareholders’ Reports—Institutional Shares	13
Shareholders’ Reports—Institutional Plus Shares	4
Trustees’ Fees and Expenses	14
Total Expenses	39,325
Net Investment Income	1,328,368
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(33,849)
Futures Contracts	88,863
Forward Currency Contracts	5,282
Foreign Currencies	949
Realized Net Gain (Loss)	61,245

FTSE All-World ex-US Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	10,381,628
Futures Contracts	10,340
Forward Currency Contracts	2,961
Foreign Currencies	(3,680)
Change in Unrealized Appreciation (Depreciation)	10,391,249
Net Increase (Decrease) in Net Assets Resulting from Operations	11,780,862
1	Dividends are net of foreign withholding taxes of $146,544,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $141,000, $10,000, and $42,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $76,000.
4	Includes $168,708,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $61,490,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,328,368	950,291
Realized Net Gain (Loss)	61,245	(501,488)
Change in Unrealized Appreciation (Depreciation)	10,391,249	(1,048,715)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,780,862	(599,912)
Distributions
ETF Shares	(802,031)	(632,805)
Admiral Shares	(202,435)	(174,884)
Institutional Shares	(138,484)	(124,922)
Institutional Plus Shares	(98,843)	(75,483)
Total Distributions	(1,241,793)	(1,008,094)
Capital Share Transactions
Investor Shares	—	(1,784)
ETF Shares	4,593,633	824,768
Admiral Shares	(75,871)	343,960
Institutional Shares	(158,514)	(135,008)
Institutional Plus Shares	(63,263)	618,168
Net Increase (Decrease) from Capital Share Transactions	4,295,985	1,650,104
Total Increase (Decrease)	14,835,054	42,098
Net Assets
Beginning of Period	39,195,542	39,153,444
End of Period	54,030,596	39,195,542

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$49.33	$51.58	$47.79	$53.65	$44.60
Investment Operations
Net Investment Income[1]	1.604	1.211	1.629	1.557	1.379
Net Realized and Unrealized Gain (Loss) on Investments	13.047	(2.166)	3.692	(5.911)	9.038
Total from Investment Operations	14.651	(.955)	5.321	(4.354)	10.417
Distributions
Dividends from Net Investment Income	(1.491)	(1.295)	(1.531)	(1.506)	(1.367)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.491)	(1.295)	(1.531)	(1.506)	(1.367)
Net Asset Value, End of Period	$62.49	$49.33	$51.58	$47.79	$53.65
Total Return	29.82%	-1.83%	11.42%	-8.37%	23.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,493	$24,308	$24,652	$21,348	$21,640
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.46%	3.30%	2.91%	2.82%
Portfolio Turnover Rate[2]	5%	4%	4%	6%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$30.66	$32.06	$29.70	$33.35	$27.72
Investment Operations
Net Investment Income[1]	.972	.750	1.010	.969	.855
Net Realized and Unrealized Gain (Loss) on Investments	8.121	(1.355)	2.289	(3.682)	5.625
Total from Investment Operations	9.093	(.605)	3.299	(2.713)	6.480
Distributions
Dividends from Net Investment Income	(.913)	(.795)	(.939)	(.937)	(.850)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.913)	(.795)	(.939)	(.937)	(.850)
Net Asset Value, End of Period	$38.84	$30.66	$32.06	$29.70	$33.35
Total Return[2]	29.76%	-1.89%	11.38%	-8.37%	23.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,667	$6,919	$6,717	$5,458	$5,304
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.46%	3.29%	2.89%	2.82%
Portfolio Turnover Rate[3]	5%	4%	4%	6%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$97.19	$101.64	$94.16	$105.72	$87.88
Investment Operations
Net Investment Income[1]	3.108	2.380	3.224	3.046	2.703
Net Realized and Unrealized Gain (Loss) on Investments	25.772	(4.281)	7.271	(11.621)	17.838
Total from Investment Operations	28.880	(1.901)	10.495	(8.575)	20.541
Distributions
Dividends from Net Investment Income	(2.930)	(2.549)	(3.015)	(2.985)	(2.701)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.930)	(2.549)	(3.015)	(2.985)	(2.701)
Net Asset Value, End of Period	$123.14	$97.19	$101.64	$94.16	$105.72
Total Return	29.82%	-1.87%	11.42%	-8.35%	23.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,753	$4,658	$4,991	$4,719	$5,532
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.45%	3.31%	2.92%	2.83%
Portfolio Turnover Rate[2]	5%	4%	4%	6%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$102.93	$107.63	$99.71	$111.96	$93.06
Investment Operations
Net Investment Income[1]	3.312	2.548	3.403	3.336	2.863
Net Realized and Unrealized Gain (Loss) on Investments	27.296	(4.528)	7.725	(12.397)	18.928
Total from Investment Operations	30.608	(1.980)	11.128	(9.061)	21.791
Distributions
Dividends from Net Investment Income	(3.128)	(2.720)	(3.208)	(3.189)	(2.891)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.128)	(2.720)	(3.208)	(3.189)	(2.891)
Net Asset Value, End of Period	$130.41	$102.93	$107.63	$99.71	$111.96
Total Return	29.84%	-1.83%	11.43%	-8.33%	23.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,118	$3,311	$2,793	$2,588	$2,731
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.48%	3.30%	2.94%	2.86%
Portfolio Turnover Rate[2]	5%	4%	4%	6%	4%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated

FTSE All-World ex-US Index Fund
with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

FTSE All-World ex-US Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds

FTSE All-World ex-US Index Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

FTSE All-World ex-US Index Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $1,784,000, representing less than 0.01% of the fund’s net assets and 0.71% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,382,761	18,886	1	4,401,648
Common Stocks—Other	1,239,588	47,817,841	102,517	49,159,946
Temporary Cash Investments	931,893	—	—	931,893
Total	6,554,242	47,836,727	102,518	54,493,487
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,410	—	—	2,410
Forward Currency Contracts	—	1,729	—	1,729
Total	2,410	1,729	—	4,139
Liabilities
Futures Contracts[1]	6,793	—	—	6,793
Forward Currency Contracts	—	1,638	—	1,638
Total	6,793	1,638	—	8,431
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

FTSE All-World ex-US Index Fund
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	2,410	—	2,410
Unrealized Appreciation—Forward Currency Contracts	—	1,729	1,729
Total Assets	2,410	1,729	4,139

Unrealized Depreciation—Futures Contracts[1]	6,793	—	6,793
Unrealized Depreciation—Forward Currency Contracts	—	1,638	1,638
Total Liabilities	6,793	1,638	8,431
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	88,863	—	88,863
Forward Currency Contracts	—	5,282	5,282
Realized Net Gain (Loss) on Derivatives	88,863	5,282	94,145
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	10,340	—	10,340
Forward Currency Contracts	—	2,961	2,961
Change in Unrealized Appreciation (Depreciation) on Derivatives	10,340	2,961	13,301
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	165,522
Total Distributable Earnings (Loss)	(165,522)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of

FTSE All-World ex-US Index Fund
unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	575,560
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(2,952,729)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	13,832,139
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	1,241,793	1,008,094
Long-Term Capital Gains	—	—
Total	1,241,793	1,008,094
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,597,917
Gross Unrealized Appreciation	18,680,119
Gross Unrealized Depreciation	(4,785,632)
Net Unrealized Appreciation (Depreciation)	13,894,487
F.	During the year ended October 31, 2021, the fund purchased $7,009,211,000 of investment securities and sold $2,635,267,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,966,472,000 and $299,032,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

FTSE All-World ex-US Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	5	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(1,789)	(86)
Net Increase (Decrease)—Investor Shares	—	—	(1,784)	(86)
ETF Shares
Issued	4,593,633	75,180	1,452,678	28,381
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(627,910)	(13,500)
Net Increase (Decrease)—ETF Shares	4,593,633	75,180	824,768	14,881
Admiral Shares
Issued[1]	1,290,341	33,990	3,262,290	120,061
Issued in Lieu of Cash Distributions	156,591	4,131	136,906	4,436
Redeemed	(1,522,803)	(40,678)	(3,055,236)	(108,328)
Net Increase (Decrease)—Admiral Shares	(75,871)	(2,557)	343,960	16,169
Institutional Shares
Issued	1,228,357	10,176	1,200,708	13,238
Issued in Lieu of Cash Distributions	118,708	989	109,841	1,122
Redeemed	(1,505,579)	(12,372)	(1,445,557)	(15,536)
Net Increase (Decrease)—Institutional Shares	(158,514)	(1,207)	(135,008)	(1,176)
Institutional Plus Shares
Issued	928,541	7,493	743,171	7,460
Issued in Lieu of Cash Distributions	96,141	756	73,092	705
Redeemed	(1,087,945)	(8,842)	(198,095)	(1,944)
Net Increase (Decrease)—Institutional Plus Shares	(63,263)	(593)	618,168	6,221
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 1,046 and 664 shares, respectively, in the amount of $22,000 from the conversion during the year ended October 31, 2020.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

FTSE All-World ex-US Small-Cap Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	37.35%	10.30%	7.84%	$21,277
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	38.05	10.29	7.94	21,461
FTSE Global Small-Cap ex US Index	37.68	10.14	7.63	20,869
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	37.22%	14.39%	$14,434
FTSE Global Small-Cap ex US Index	37.68	14.27	14,390
FTSE Global All Cap ex US Index	30.96	12.68	13,850
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.

FTSE All-World ex-US Small-Cap Index Fund
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
FTSE All-World ex-US Small-Cap Index Fund Institutional Shares	37.29%	10.29%	7.85%	$10,641,455
FTSE Global Small-Cap ex US Index	37.68	10.14	7.63	10,434,420
FTSE Global All Cap ex US Index	30.96	10.06	7.09	9,918,026
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Market Price	38.05%	63.15%	114.61%
FTSE All-World ex-US Small-Cap Index Fund ETF Shares Net Asset Value	37.35	63.24	112.77
FTSE Global Small Cap ex US Index	37.68	62.11	108.69
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

FTSE All-World ex-US Small-Cap Index Fund
Fund Allocation
As of October 31, 2021
Canada	15.5%
Japan	13.1
United Kingdom	10.1
Taiwan	7.5
China	5.4
Australia	5.4
Sweden	4.9
South Korea	4.8
India	4.4
Germany	3.6
Switzerland	3.1
France	2.2
Italy	1.8
Norway	1.6
Thailand	1.3
Denmark	1.3
Spain	1.1
Netherlands	1.1
Belgium	1.1
Hong Kong	1.0
Other	9.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

FTSE All-World ex-US Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (5.3%)
*	Lynas Rare Earths Ltd.	3,309,985	18,465
*	Pilbara Minerals Ltd.	9,067,948	15,208
*	Orocobre Ltd.	2,041,867	13,790
	Reliance Worldwide Corp. Ltd.	2,993,435	13,162
	Steadfast Group Ltd.	3,415,549	12,017
	Nine Entertainment Co. Holdings Ltd.	5,616,015	11,761
	Breville Group Ltd.	518,627	11,544
	ARB Corp. Ltd.	275,357	10,142
	National Storage REIT	5,086,584	9,209
	nib holdings Ltd.	1,809,531	9,112
	Eagers Automotive Ltd.	751,695	8,446
	Healius Ltd.	2,257,414	8,266
*,1	Zip Co. Ltd.	1,665,424	8,231
	Premier Investments Ltd.	345,213	8,012
	Bapcor Ltd.	1,325,900	7,997
	Charter Hall Long Wale REIT	2,121,155	7,782
*	Corporate Travel Management Ltd.	415,946	7,706
	IRESS Ltd.	800,374	7,296
*	Megaport Ltd.	532,517	7,207
*	Uniti Group Ltd.	2,326,030	7,169
*	Imugene Ltd.	18,259,180	6,874
	Super Retail Group Ltd.	681,856	6,689
	Ingenia Communities Group	1,332,401	6,588
	Waypoint REIT	3,174,192	6,544
*,1	Webjet Ltd.	1,344,613	6,435
	Link Administration Holdings Ltd.	1,947,546	6,412
[2]	Viva Energy Group Ltd.	3,631,123	6,397
	Charter Hall Retail REIT	2,058,000	6,385
	BWP Trust	1,958,949	6,276
*	Liontown Resources Ltd.	4,260,961	6,143
	Sandfire Resources Ltd. (XASX)	1,440,898	6,070
		Shares	Market Value• ($000)
	Pendal Group Ltd.	1,165,522	5,895
*	Perseus Mining Ltd.	4,930,404	5,847
	Technology One Ltd.	607,763	5,644
	Credit Corp. Group Ltd.	232,755	5,537
*	Champion Iron Ltd.	1,654,339	5,526
*	Chalice Mining Ltd.	1,071,256	5,406
	Centuria Capital Group	2,208,672	5,368
	Arena REIT	1,572,324	5,351
	Abacus Property Group	1,953,519	5,276
	InvoCare Ltd.	612,489	5,248
*	Paladin Energy Ltd.	7,770,559	5,164
	Aventus Group	1,978,912	5,104
	Clinuvel Pharmaceuticals Ltd.	169,451	4,966
	GrainCorp Ltd. Class A	1,040,926	4,947
	Lifestyle Communities Ltd.	289,262	4,776
	IPH Ltd.	715,304	4,646
	Brickworks Ltd.	257,258	4,617
	Bega Cheese Ltd.	1,109,533	4,545
*,1	PointsBet Holdings Ltd.	708,324	4,449
*	Nanosonics Ltd.	978,385	4,397
	Blackmores Ltd.	60,056	4,286
	Elders Ltd.	470,644	4,276
*	Temple & Webster Group Ltd.	443,715	4,275
	Rural Funds Group	2,030,939	4,263
*	EVENT Hospitality and Entertainment Ltd.	342,475	4,239
*	Silver Lake Resources Ltd.	3,199,997	4,052
*,2	Life360 Inc. GDR	483,697	4,010
*	De Grey Mining Ltd.	4,717,859	3,925
*	Tyro Payments Ltd.	1,278,722	3,906
	Australian Ethical Investment Ltd.	377,628	3,902
	Costa Group Holdings Ltd. (XASX)	1,763,061	3,898
	Ramelius Resources Ltd.	3,218,035	3,839
[1]	HUB24 Ltd.	159,765	3,838

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Gold Road Resources Ltd.	3,633,995	3,769
	Pinnacle Investment Management Group Ltd.	288,289	3,749
	Regis Resources Ltd.	2,463,717	3,695
	GUD Holdings Ltd.	395,302	3,659
	Cromwell Property Group	5,797,737	3,548
*	ioneer Ltd.	6,664,252	3,449
	Centuria Industrial REIT	1,214,515	3,350
	Nickel Mines Ltd.	4,114,110	3,259
	AUB Group Ltd.	192,376	3,171
	Netwealth Group Ltd.	241,121	3,169
	Collins Foods Ltd.	325,726	3,162
*,1	PolyNovo Ltd.	2,285,329	3,157
	Codan Ltd.	412,307	3,144
	St. Barbara Ltd.	2,843,033	3,126
	Tassal Group Ltd.	1,129,267	3,025
*	Australian Strategic Materials Ltd.	366,814	2,948
	Monadelphous Group Ltd.	382,029	2,914
*	Vulcan Energy Resources Ltd.	299,596	2,858
	Lovisa Holdings Ltd.	166,541	2,745
	Charter Hall Social Infrastructure REIT	950,138	2,734
	Home Consortium Ltd.	452,676	2,707
*	West African Resources Ltd.	2,765,844	2,687
*	EML Payments Ltd.	1,190,342	2,671
*,2	Coronado Global Resources Inc. GDR	2,590,935	2,670
	Western Areas Ltd.	1,108,837	2,655
*	Omni Bridgeway Ltd.	1,083,987	2,547
	Imdex Ltd.	1,147,694	2,480
	United Malt Grp Ltd.	789,554	2,416
	Growthpoint Properties Australia Ltd.	766,649	2,406
*	Telix Pharmaceuticals Ltd.	526,322	2,404
	Genworth Mortgage Insurance Australia Ltd.	1,363,075	2,368
	Centuria Office REIT	1,270,897	2,306
*,1	Mesoblast Ltd.	1,914,767	2,305
	Hansen Technologies Ltd.	481,648	2,300
	GWA Group Ltd.	1,109,708	2,278
	Perenti Global Ltd.	2,936,950	2,274
*	Betmakers Technology Group Ltd.	2,405,374	2,235
	Select Harvests Ltd.	388,932	2,174
*	nearmap Ltd.	1,284,630	2,152
	SeaLink Travel Group Ltd.	381,134	2,111
*,1	Redbubble Ltd.	661,592	2,078
*	oOh!media Ltd.	1,508,632	2,071
		Shares	Market Value• ($000)
[1]	Kogan.com Ltd.	274,192	2,067
*	Dubber Corp. Ltd.	881,413	2,031
	Dexus Industria REIT	793,724	2,020
	NRW Holdings Ltd.	1,438,183	1,995
	Austal Ltd.	1,376,274	1,956
*	City Chic Collective Ltd.	415,611	1,945
	Jumbo Interactive Ltd.	151,924	1,917
*	Bellevue Gold Ltd.	2,977,035	1,917
	GDI Property Group	2,151,684	1,897
*	Karoon Energy Ltd.	1,353,998	1,863
*	Capricorn Metals Ltd.	947,022	1,829
	Dicker Data Ltd.	155,957	1,768
	Data#3 Ltd.	408,981	1,753
	Johns Lyng Group Ltd.	348,080	1,701
	Accent Group Ltd.	899,436	1,684
	Pact Group Holdings Ltd.	692,987	1,619
*	Eclipx Group Ltd.	810,235	1,529
*	PPK Group Ltd.	154,481	1,523
	Bravura Solutions Ltd.	716,595	1,510
	McMillan Shakespeare Ltd.	142,083	1,470
	SmartGroup Corp. Ltd.	237,320	1,437
*	Syrah Resources Ltd.	1,488,737	1,419
	Inghams Group Ltd.	504,705	1,416
	Senex Energy Ltd.	418,980	1,400
*	Nuix Ltd.	586,756	1,373
	Integral Diagnostics Ltd.	386,811	1,368
	Australian Pharmaceutical Industries Ltd.	1,178,092	1,338
	BWX Ltd.	375,458	1,320
*	Resolute Mining Ltd.	4,128,623	1,297
	Hotel Property Investments	480,470	1,297
*	Audinate Group Ltd.	201,707	1,292
	HomeCo Daily Needs REIT	1,159,982	1,259
*	Fineos Corp. Ltd. GDR	410,160	1,237
	Westgold Resources Ltd.	844,749	1,236
	Service Stream Ltd.	1,856,334	1,227
	Sigma Healthcare Ltd.	2,837,086	1,217
*	Starpharma Holdings Ltd. Class A	1,519,254	1,206
	Emeco Holdings Ltd.	1,448,102	1,205
*,1	Andromeda Metals Ltd.	8,773,303	1,163
	Baby Bunting Group Ltd.	260,291	1,160
	MyState Ltd.	288,709	1,133
*,1	Carnarvon Petroleum Ltd.	4,076,002	1,046
*	Opthea Ltd.	1,079,277	1,044
	Money3 Corp. Ltd.	413,869	1,039

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Estia Health Ltd.	650,341	1,028
*,1	Paradigm Biopharmaceuticals Ltd.	662,333	1,028
*	Seven West Media Ltd.	2,973,552	1,026
*	G8 Education Ltd.	1,234,345	1,026
	Infomedia Ltd.	981,063	1,022
*,1	Electro Optic Systems Holdings Ltd.	415,113	1,000
*	Australian Agricultural Co. Ltd.	836,792	995
*	Aurelia Metals Ltd.	3,454,216	983
	Southern Cross Media Group Ltd.	531,188	932
[1]	New Hope Corp. Ltd.	607,726	921
*	Superloop Ltd.	890,463	866
*	Alkane Resources Ltd.	1,259,105	845
*	Cooper Energy Ltd.	3,667,402	801
*	Japara Healthcare Ltd.	757,762	798
	Australian Finance Group Ltd.	392,380	780
	Cedar Woods Properties Ltd.	166,885	752
	Virtus Health Ltd.	177,850	745
*,1	Bubs Australia Ltd.	1,900,114	741
	OFX Group Ltd.	616,521	739
	Macmahon Holdings Ltd.	4,603,805	712
	Jupiter Mines Ltd.	3,864,808	683
*,1	Humm Group Ltd.	987,817	659
	SG Fleet Group Ltd.	331,373	637
*	Marley Spoon AG GDR	788,189	609
	Mount Gibson Iron Ltd.	1,900,989	605
[1]	Regis Healthcare Ltd.	357,557	529
*,1	AMA Group Ltd.	1,406,052	517
	MACA Ltd.	734,211	424
*,1	New Century Resources Ltd.	2,073,021	242
*	Myer Holdings Ltd.	482,573	197
*	Minerals 260 Ltd.	356,719	125
*	Mayne Pharma Group Ltd.	247,008	63
	Navigator Global Investments Ltd.	14,500	20
*	Juno Minerals Ltd.	168,843	17
	Vita Group Ltd.	11,182	7
			634,876
Austria (0.7%)
[2]	BAWAG Group AG	236,043	14,846
	Wienerberger AG	415,393	14,705
	IMMOFINANZ AG	335,650	8,038
	CA Immobilien Anlagen AG (XWBO)	147,883	6,345
*	Lenzing AG	51,623	6,225
	Oesterreichische Post AG	126,187	5,327
	S IMMO AG	214,538	5,089
		Shares	Market Value• ($000)
	Mayr Melnhof Karton AG	25,762	5,071
	UNIQA Insurance Group AG	449,882	4,188
	Vienna Insurance Group AG Wiener Versicherung Gruppe	120,550	3,512
	AT&S Austria Technologie & Systemtechnik AG	80,654	3,095
	EVN AG	100,266	2,831
*	Schoeller-Bleckmann Oilfield Equipment AG	67,918	2,770
	Strabag SE (Bearer)	44,045	1,891
*	DO & CO AG	20,111	1,822
	Palfinger AG	27,158	1,200
*	Flughafen Wien AG	27,428	904
	Agrana Beteiligungs AG	30,733	649
*,1	Porr AG	26,516	381
*	Porr AG Rights Exp.11/3/2021	26,516	4
*,3	CA Immobilien Anlagen AG	255,953	—
			88,893
Belgium (1.1%)
	Aedifica SA	128,972	17,198
	Cofinimmo SA	98,486	15,889
	Euronav NV	769,794	8,192
	Melexis NV	69,606	8,028
	Montea NV	53,798	7,985
	KBC Ancora	136,690	7,127
	VGP NV	23,555	6,092
	Bekaert SA	137,821	6,037
	Barco NV	265,785	5,991
	Gimv NV	69,187	4,470
	Shurgard Self Storage SA	67,935	4,164
	Fagron	238,181	4,130
*	Tessenderlo Group SA	107,783	3,933
	Befimmo SA	92,585	3,787
	Xior Student Housing NV	63,682	3,766
*	bpost SA	387,489	3,320
*	AGFA-Gevaert NV	761,704	3,312
*	Ontex Group NV	309,257	2,916
*	Kinepolis Group NV	38,081	2,399
	Retail Estates NV	29,801	2,387
	Cie d'Entreprises CFE	18,447	1,886
	Orange Belgium SA	70,205	1,592
	Econocom Group SA NV	345,502	1,461
*,1	Mithra Pharmaceuticals SA	64,956	1,427
	Van de Velde NV	15,329	532
	Wereldhave Belgium Comm VA	6,639	374
			128,395

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Brazil (0.7%)
*	GRUPO DE MODA SOMA SA	1,601,662	3,723
	Pet Center Comercio E Participacoes SA	912,143	3,034
	CSHG Logistica FI Imobiliario	95,363	2,822
	Kinea Indice de Precos FII	151,563	2,755
	Arezzo Industria e Comercio SA	206,015	2,697
*	Omega Geracao SA	449,522	2,607
	SLC Agricola SA	319,800	2,469
	Light SA	1,377,200	2,362
	MRV Engenharia e Participacoes SA	1,307,692	2,352
	Minerva SA	1,343,767	2,319
*	Gol Linhas Aereas Inteligentes SA Preference Shares	861,855	2,318
	Iguatemi Empresa de Shopping Centers SA	426,430	2,262
	Cia de Saneamento do Parana	689,200	2,229
	Kinea Rendimentos Imobiliarios FII	128,116	2,211
*	Santos Brasil Participacoes SA	2,407,705	2,197
*	CVC Brasil Operadora e Agencia de Viagens SA	757,768	2,144
	Kinea Renda Imobiliaria FII	85,830	2,063
	Unipar Carbocloro SA Preference Shares	152,426	2,017
	Construtora Tenda SA	496,584	1,501
	Cia de Saneamento de Minas Gerais-COPASA	603,723	1,456
*	Anima Holding SA	1,239,931	1,450
*	Iochpe Maxion SA	452,544	1,345
	Alupar Investimento SA	313,009	1,317
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	152,000	1,277
*	EcoRodovias Infraestrutura e Logistica SA	859,861	1,248
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	633,300	1,222
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	251,600	1,173
	Mahle-Metal Leve SA	194,000	1,171
	Vivara Participacoes SA	253,200	1,164
		Shares	Market Value• ($000)
	Boa Vista Servicos SA	696,600	1,127
	Lojas Quero Quero SA	548,800	1,126
	Ambipar Participacoes e Empreendimentos SA	167,400	1,096
*	Grupo SBF SA	291,400	1,081
[2]	Meliuz SA	1,697,764	996
	Movida Participacoes SA	362,900	955
	AES Brasil Energia SA	486,591	940
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	669,100	934
*	BK Brasil Operacao e Assessoria a Restaurantes SA	759,683	925
	LOG Commercial Properties e Participacoes SA	222,765	925
	Randon SAImplementos E Participacoes Preference Shares	476,688	858
	Marcopolo SA Preference Shares	1,739,532	798
	MPM Corporeos SA	455,600	789
	JHSF Participacoes SA	885,200	783
	Camil Alimentos SA	414,100	710
	Jereissati Participacoes SA	150,600	704
*	Hidrovias do Brasil SA	1,323,400	699
	BR Properties SA	546,406	698
	Tupy SA	184,931	684
	Instituto Hermes Pardini SA	172,400	671
	Wiz Solucoes e Corretagem de Seguros SA	340,900	583
*	Sequoia Logistica E Transportes SA	241,400	556
	Enauta Participacoes SA	245,100	555
[2]	Ser Educacional SA	189,598	351
	Direcional Engenharia SA	206,894	350
	Even Construtora e Incorporadora SA	301,022	332
*	C&a Modas Ltda	280,600	301
*	Empreendimentos Pague Menos S/A	39,395	66
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,012	22
			79,520
Canada (15.3%)
	WSP Global Inc.	416,009	56,398
	Open Text Corp.	949,800	47,843

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	First Quantum Minerals Ltd.	2,005,477	47,479
*	Lightspeed Commerce Inc.	432,832	42,189
	Kirkland Lake Gold Ltd.	969,808	40,881
[1]	Emera Inc.	869,279	40,444
	Tourmaline Oil Corp.	987,357	35,686
	TFI International Inc.	320,735	35,564
	Cameco Corp.	1,443,090	35,063
*	CAE Inc.	1,054,737	31,985
	West Fraser Timber Co. Ltd.	392,727	31,444
	Algonquin Power & Utilities Corp.	2,114,339	30,478
	Canadian Apartment Properties REIT	604,353	29,510
	CCL Industries Inc. Class B	523,916	28,638
	Kinross Gold Corp.	4,551,827	27,364
*,2	Nuvei Corp.	223,682	26,883
	Ritchie Bros Auctioneers Inc.	392,087	26,799
	FirstService Corp.	133,221	26,571
	Gildan Activewear Inc.	707,095	25,973
	Northland Power Inc.	788,550	25,353
*	Descartes Systems Group Inc.	310,138	25,328
	Toromont Industries Ltd.	280,421	24,949
	ARC Resources Ltd.	2,458,500	23,580
	Stantec Inc.	396,735	21,927
	iA Financial Corp. Inc.	368,366	21,791
[1]	Keyera Corp.	825,239	21,151
	RioCan REIT	1,138,134	20,499
	Lundin Mining Corp.	2,341,221	20,374
	TMX Group Ltd.	186,579	20,200
	AltaGas Ltd.	967,800	20,035
*,1	BlackBerry Ltd.	1,844,339	19,925
	Pan American Silver Corp.	750,510	19,205
	Onex Corp.	255,433	19,036
	Brookfield Renewable Corp. Class A (XTSE)	453,878	18,799
	Finning International Inc.	601,969	17,822
	GFL Environmental Inc.	424,613	17,460
	Element Fleet Management Corp.	1,597,333	17,360
	Empire Co. Ltd. Class A	579,909	17,337
	SNC-Lavalin Group Inc.	636,844	17,130
	Granite REIT	210,997	17,103
*,1	Ballard Power Systems Inc.	910,302	16,498
	Colliers International Group Inc.	112,207	16,278
	CI Financial Corp.	708,993	16,167
*	Ivanhoe Mines Ltd. Class A	2,032,863	15,950
	Parkland Corp.	545,401	15,869
	B2Gold Corp.	3,795,523	15,672
		Shares	Market Value• ($000)
*	Kinaxis Inc.	100,662	15,623
[1]	Allied Properties REIT	442,418	15,289
	Quebecor Inc. Class B	592,869	15,109
	Boyd Group Services Inc.	77,465	15,035
	H&R REIT	1,059,845	14,567
	Yamana Gold Inc.	3,552,198	13,949
	Capital Power Corp.	387,225	12,719
	SSR Mining Inc.	802,369	12,655
*	Bombardier Inc. Class B	7,765,545	12,487
	Premium Brands Holdings Corp. Class A	115,398	12,471
*	Aritzia Inc.	304,493	11,992
	SmartCentres REIT	474,919	11,969
	Brookfield Infrastructure Corp. Class A	196,762	11,927
	First Capital REIT	809,966	11,571
	BRP Inc.	130,147	11,444
	Gibson Energy Inc.	559,976	11,285
*	Air Canada Class A	615,866	11,042
	TransAlta Corp.	975,928	10,945
	Alamos Gold Inc. Class A	1,469,327	10,899
	Choice Properties REIT	866,111	10,421
	Crescent Point Energy Corp.	2,067,378	10,390
*	MEG Energy Corp.	1,155,202	10,352
	Methanex Corp.	229,103	10,263
	PrairieSky Royalty Ltd.	820,120	10,092
	Primo Water Corp.	618,555	9,846
	Boralex Inc. Class A	316,339	9,790
[1]	First Majestic Silver Corp.	766,656	9,713
[1]	Cargojet Inc.	60,119	9,572
*	ATS Automation Tooling Systems Inc.	275,010	9,357
	Parex Resources Inc.	472,176	9,168
	Linamar Corp.	165,019	9,076
	Atco Ltd. Class I	263,288	8,935
	Stella-Jones Inc.	245,331	8,807
	Canadian Western Bank	274,165	8,770
*	Pretium Resources Inc.	708,787	8,574
	Innergex Renewable Energy Inc.	512,295	8,527
	Enerplus Corp.	899,342	8,517
	Osisko Gold Royalties Ltd.	640,932	8,095
	ECN Capital Corp.	891,511	7,751
	Chartwell Retirement Residences	792,894	7,650
	Whitecap Resources Inc.	1,201,146	7,211
*	Canada Goose Holdings Inc.	193,115	7,162
	Superior Plus Corp.	627,413	6,981
[1]	Boardwalk REIT	160,598	6,928

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Home Capital Group Inc. Class B	210,720	6,838
	Enghouse Systems Ltd.	153,927	6,675
*	Equinox Gold Corp.	878,352	6,515
	Russel Metals Inc.	246,651	6,503
*	Novagold Resources Inc.	888,173	6,488
	Centerra Gold Inc.	816,915	6,126
	Cominar REIT	646,974	6,038
*	Eldorado Gold Corp.	662,123	5,923
	Hudbay Minerals Inc.	839,500	5,854
	Stelco Holdings Inc.	167,774	5,825
[1]	TransAlta Renewables Inc.	390,858	5,786
	Maple Leaf Foods Inc.	252,015	5,494
*	IAMGOLD Corp.	1,887,476	5,201
*	OceanaGold Corp.	2,682,005	5,006
	North West Co. Inc.	180,475	4,904
	Artis REIT	508,351	4,814
[1]	NFI Group Inc.	226,906	4,598
*	Turquoise Hill Resources Ltd.	360,796	4,571
*	Canfor Corp.	216,088	4,477
[1]	Transcontinental Inc. Class A	282,092	4,468
	Laurentian Bank of Canada	131,265	4,420
	Dye & Durham Ltd.	140,320	4,294
	Cascades Inc.	365,787	4,238
*	Celestica Inc.	409,333	4,035
*	Torex Gold Resources Inc.	346,095	4,024
[1]	Dream Office REIT	199,727	3,768
*,1	Cronos Group Inc.	708,400	3,675
	Mullen Group Ltd.	327,523	3,387
	Martinrea International Inc.	340,630	3,162
	Westshore Terminals Investment Corp.	138,113	2,987
	Aecon Group Inc.	191,889	2,862
*	Vermilion Energy Inc.	261,627	2,837
	Winpak Ltd.	88,871	2,781
*	Lightspeed Commerce Inc.	26,475	2,586
	Cogeco Communications Inc.	28,819	2,475
*,1	Aurora Cannabis Inc.	343,140	2,276
	First National Financial Corp.	45,007	1,515
	GFL Environmental Inc. (XTSE)	11,088	456
			1,822,798
Chile (0.1%)
	Aguas Andinas SA Class A	9,072,363	1,729
	Vina Concha y Toro SA	1,097,238	1,596
	SMU SA	15,513,217	1,544
*	Latam Airlines Group SA	932,195	1,360
	Engie Energia Chile SA	1,509,469	877
		Shares	Market Value• ($000)
	Salfacorp SA	1,856,338	629
*	Ripley Corp. SA	2,758,809	467
			8,202
China (5.3%)
*	Daqo New Energy Corp. ADR	197,394	15,355
	Chinasoft International Ltd.	8,056,304	13,452
*,2	Weimob Inc.	6,958,000	10,627
[1]	Dongyue Group Ltd.	3,891,000	9,053
*,1	JinkoSolar Holding Co. Ltd. ADR	126,206	7,550
*	Canadian Solar Inc.	171,086	7,109
*	Vnet Group Inc. ADR	425,600	6,673
*	Noah Holdings Ltd. ADR	143,654	6,107
	China Yongda Automobiles Services Holdings Ltd.	3,673,000	5,844
[1]	Xtep International Holdings Ltd.	4,224,879	5,525
*	Hollysys Automation Technologies Ltd.	261,924	5,225
*,2	InnoCare Pharma Ltd.	2,135,000	5,120
	China Suntien Green Energy Corp. Ltd. Class H	6,304,762	5,011
	China Grand Pharmaceutical and Healthcare Holdings Ltd. Class A	5,784,240	4,632
*,1,2	Alphamab Oncology	2,242,000	4,600
	China Overseas Property Holdings Ltd.	5,075,000	4,559
*,1,2	Venus MedTech Hangzhou Inc. Class H	977,000	4,522
	China Education Group Holdings Ltd.	2,592,000	4,431
	CIFI Ever Sunshine Services Group Ltd.	2,436,000	4,347
*,1	XD Inc.	759,600	4,300
*,2	Yidu Tech Inc.	1,336,900	4,266
*,2	Kintor Pharmaceutical Ltd.	845,500	4,219
	China Water Affairs Group Ltd.	3,963,600	4,074
	Xinyi Energy Holdings Ltd.	6,616,000	3,901
*	Lifetech Scientific Corp.	8,400,058	3,901
	Fu Shou Yuan International Group Ltd.	4,390,000	3,769
*	Niu Technologies ADR	142,894	3,741
	CGN New Energy Holdings Co. Ltd.	3,894,720	3,645
*,1	Canaan Inc. ADR	425,309	3,645
	Greentown Service Group Co. Ltd.	3,650,000	3,613

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Peijia Medical Ltd.	1,432,000	3,489
	China Datang Corp Renewable Power Co. Ltd. Class H	8,119,000	3,435
*	Skyworth Group Ltd.	6,158,710	3,431
[1,2]	Zhou Hei Ya International Holdings Co. Ltd.	3,801,500	3,417
*	Baozun Inc. Class A	577,770	3,335
*	Hainan Meilan International Airport Co. Ltd. Class H	819,000	3,314
[1]	Ausnutria Dairy Corp. Ltd.	2,614,000	3,270
	Sany Heavy Equipment International Holdings Co. Ltd.	2,844,000	3,236
	FinVolution Group ADR	524,860	3,212
	Sihuan Pharmaceutical Holdings Group Ltd.	15,112,000	3,171
	COFCO Meat Holdings Ltd.	8,183,000	3,167
[1]	Tianneng Power International Ltd.	2,586,468	2,953
*	Sohu.com Ltd. ADR	142,785	2,893
	Digital China Holdings Ltd.	5,241,588	2,826
[2]	Genertec Universal Medical Group Co. Ltd.	3,715,809	2,803
[1]	SSY Group Ltd.	5,889,324	2,798
	China SCE Group Holdings Ltd.	8,888,000	2,772
	China Risun Group Ltd.	4,433,000	2,702
*,1	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	982,000	2,690
	Hangzhou Steam Turbine Co. Ltd. Class B	1,310,670	2,681
	China Oriental Group Co. Ltd.	9,516,000	2,678
	CIMC Enric Holdings Ltd.	2,082,000	2,677
*,1	EHang Holdings Ltd. ADR	110,656	2,670
[1]	Tiangong International Co. Ltd.	4,388,000	2,640
	NetDragon Websoft Holdings Ltd.	1,195,590	2,619
	Differ Group Holding Co. Ltd.	10,818,000	2,610
*,1,2	China Logistics Property Holdings Co. Ltd.	4,719,000	2,535
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	151,300	2,519
	Q Technology Group Co. Ltd.	1,697,000	2,477
		Shares	Market Value• ($000)
	Gemdale Properties & Investment Corp. Ltd.	25,110,000	2,444
[1]	Yuexiu REIT	5,565,207	2,426
*,3	GCL-Poly Energy Holdings Ltd.	9,191,000	2,339
	Fire Rock Holdings Ltd.	7,352,000	2,319
*	Genetron Holdings Ltd. ADR	166,816	2,297
	Fufeng Group Ltd.	6,632,864	2,296
	Ming Yang Smart Energy Group Ltd. Class A	472,500	2,287
	Lonking Holdings Ltd.	7,737,313	2,258
[1,2]	Hope Education Group Co. Ltd.	12,562,000	2,240
*	LexinFintech Holdings Ltd. ADR	416,110	2,222
	C&D International Investment Group Ltd.	1,192,000	2,219
	Greatview Aseptic Packaging Co. Ltd.	5,339,000	2,193
[1,2]	Viva Biotech Holdings	2,869,500	2,164
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	3,607,139	2,154
	China Zhenhua Group Science & Technology Co. Ltd. Class A	132,400	2,144
[1]	Zhenro Properties Group Ltd.	4,396,000	2,089
	Tong Ren Tang Technologies Co. Ltd. Class H	2,938,516	2,085
	China BlueChemical Ltd. Class H	6,202,000	2,074
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	265,700	2,065
[1,2]	China Yuhua Education Corp. Ltd.	4,528,000	2,052
*,1	Comba Telecom Systems Holdings Ltd.	7,215,959	2,009
*,1,2	Ascentage Pharma Group International	538,700	2,000
*	Chengxin Lithium Group Co. Ltd. Class A	221,200	1,998
	Western Region Gold Co. Ltd. Class A	1,101,667	1,996
	Guangxi Wuzhou Communications Co. Ltd. Class A	3,466,220	1,972
[2]	China Renaissance Holdings Ltd.	813,100	1,965

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Guangdong Provincial Expressway Development Co. Ltd. Class B	2,650,494	1,866
*,1	Yeahka Ltd.	612,000	1,848
*	Shanxi Meijin Energy Co. Ltd. Class A	1,037,300	1,832
	Concord New Energy Group Ltd.	17,120,000	1,805
	Shanghai Medicilon Inc. Class A	15,737	1,801
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	904,096	1,770
[1,2]	Midea Real Estate Holding Ltd.	1,023,000	1,766
	Hexing Electrical Co. Ltd. Class A	950,462	1,748
	Zhongyu Gas Holdings Ltd.	1,795,000	1,720
	Sunflower Pharmaceutical Group Co. Ltd. Class A	759,571	1,697
*,2	CStone Pharmaceuticals	1,362,000	1,678
	Hisense Home Appliances Group Co. Ltd. Class A	918,889	1,675
	Apeloa Pharmaceutical Co. Ltd. Class A	307,700	1,670
[1]	Zhuguang Holdings Group Co. Ltd.	7,576,000	1,664
[3]	PAX Global Technology Ltd.	2,388,062	1,655
[2]	AK Medical Holdings Ltd.	1,590,000	1,649
	Xiamen Faratronic Co. Ltd. Class A	54,400	1,644
	China Overseas Grand Oceans Group Ltd.	3,378,500	1,620
	CMGE Technology Group Ltd.	4,129,200	1,610
*	DouYu International Holdings Ltd. ADR	506,532	1,596
	Poly Property Group Co. Ltd.	6,429,000	1,586
*,1	Kaisa Group Holdings Ltd.	10,325,268	1,586
	Titan Wind Energy Suzhou Co. Ltd. Class A	473,200	1,575
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,074,331	1,567
	Bafang Electric Suzhou Co. Ltd. Class A	42,000	1,566
*,2	Mobvista Inc.	1,612,000	1,564
*,2	Meitu Inc.	7,095,000	1,548
	Shenzhen Senior Technology Material Co. Ltd. Class A	180,744	1,512
		Shares	Market Value• ($000)
*,2	Ocumension Therapeutics	696,000	1,512
	YongXing Special Materials Technology Co. Ltd. Class A	89,500	1,498
[2]	Simcere Pharmaceutical Group Ltd.	1,436,000	1,496
	Shenzhen Kedali Industry Co. Ltd. Class A	55,000	1,491
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	85,910	1,483
	Sailun Group Co. Ltd. Class A	702,394	1,466
	Rongsheng Petrochemical Co. Ltd. Class A	1,627,686	1,464
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,206,540	1,453
	Beijing Easpring Material Technology Co. Ltd. Class A	103,200	1,429
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	40,100	1,428
	China Minmetals Rare Earth Co. Ltd. Class A	240,200	1,425
*	Youdao Inc. ADR	115,329	1,416
*	Sichuan New Energy Power Co. Ltd.	316,500	1,411
*	Burning Rock Biotech Ltd. ADR	99,519	1,402
	China Dongxiang Group Co. Ltd.	13,285,000	1,396
	Tianjin Guangyu Development Co. Ltd. Class A	527,100	1,379
	Zhejiang HangKe Technology Inc. Co. Class A	82,385	1,334
	Shoucheng Holdings Ltd.	6,295,246	1,333
	China Resources Medical Holdings Co. Ltd.	1,886,291	1,323
[1]	Ronshine China Holdings Ltd.	3,250,500	1,314
	Beijing United Information Technology Co. Ltd.	74,765	1,309
	Shanghai Haohai Biological Technology Co. Ltd. Class A	52,171	1,273
	PharmaBlock Sciences Nanjing Inc. Class A	53,300	1,267

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	China New Higher Education Group Ltd.	2,500,000	1,253
	Eastern Communications Co. Ltd. Class A	773,400	1,245
	Sichuan Yahua Industrial Group Co. Ltd. Class A	243,200	1,242
	Red Avenue New Materials Group Co. Ltd. Class A	144,400	1,236
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	188,800	1,233
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	48,300	1,226
	Xiamen Kingdomway Group Co. Class A	257,833	1,224
*	Sichuan Development Lomon Co. Ltd. Class A	432,800	1,222
	Shanghai Wanye Enterprises Co. Ltd. Class A	252,100	1,220
*	China Maple Leaf Educational Systems Ltd.	7,608,000	1,219
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	139,600	1,219
	Yuexiu Transport Infrastructure Ltd.	1,902,000	1,218
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	682,640	1,199
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	789,400	1,199
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	258,600	1,199
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	91,400	1,187
	Sichuan Expressway Co. Ltd. Class A	2,101,032	1,184
	JNBY Design Ltd.	707,500	1,184
	Henan Shenhuo Coal & Power Co. Ltd. Class A	794,343	1,179
*	Huangshan Tourism Development Co. Ltd. Class B	1,661,215	1,159
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	965,000	1,153
*	Youngy Co. Ltd. Class A	66,100	1,149
	Sinopec Kantons Holdings Ltd.	2,989,962	1,138
		Shares	Market Value• ($000)
	Chengtun Mining Group Co. Ltd. Class A	710,100	1,135
	Goke Microelectronics Co. Ltd. Class A	43,000	1,131
*	Roshow Technology Co. Ltd. Class A	423,400	1,117
	Harbin Electric Co. Ltd. Class H	2,633,813	1,114
	Bank of Chongqing Co. Ltd. Class H	1,977,843	1,111
[1]	Tian Lun Gas Holdings Ltd.	1,198,400	1,109
[1]	China Modern Dairy Holdings Ltd.	5,767,000	1,088
	China Kepei Education Group Ltd.	1,970,000	1,086
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	146,900	1,086
	Zhejiang Cfmoto Power Co. Ltd. Class A	42,100	1,061
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	485,100	1,045
	Telling Telecommunication Holding Co. Ltd. Class A	275,400	1,028
[1]	Kangji Medical Holdings Ltd.	899,000	1,020
	China Harmony New Energy Auto Holding Ltd.	1,992,500	1,019
	Qingdao Haier Biomedical Co. Ltd. Class A	69,237	1,019
	Ningbo Orient Wires & Cables Co. Ltd. Class A	143,500	1,013
	Longshine Technology Group Co. Ltd. Class A	198,150	1,004
	Tofflon Science & Technology Group Co. Ltd. Class A	153,000	997
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,477,800	984
	West China Cement Ltd.	5,597,200	978
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	1,202,200	969
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	285,800	966
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	221,300	957
*	SPIC Dongfang New Energy Corp. Class A	1,296,150	951

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,3	China Zhongwang Holdings Ltd.	4,366,000	943
	Xi'an Triangle Defense Co. Ltd. Class A	121,600	943
	Anhui Jinhe Industrial Co. Ltd. Class A	125,400	941
[2]	Archosaur Games Inc.	791,000	940
	Sinofert Holdings Ltd.	5,978,000	935
	TCL Electronics Holdings Ltd.	1,697,122	920
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	115,200	917
	Skyfame Realty Holdings Ltd.	7,724,000	911
	Jiangsu Azure Corp. Class A	266,900	905
	Chacha Food Co. Ltd. Class A	100,700	897
	Jiangsu Guotai International Group Co. Ltd. Class A	427,100	881
	Bethel Automotive Safety Systems Co. Ltd. Class A	92,900	879
*	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	178,363	878
	Shanghai Jin Jiang Capital Co. Ltd. Class H	3,855,480	874
	Tianli Education International Holdings Ltd.	4,201,000	873
*	Beijing Jingyuntong Technology Co. Ltd. Class A	488,300	873
	Qianhe Condiment and Food Co. Ltd. Class A	224,452	863
*	Jiangsu Hoperun Software Co. Ltd. Class A	207,900	855
	China Foods Ltd.	2,228,000	851
	Shenzhen Sunlord Electronics Co. Ltd. Class A	163,700	845
*	Jilin Electric Power Co. Ltd. Class A	711,864	843
	Hisense Home Appliances Group Co. Ltd. Class H	779,173	837
	Shanghai Belling Co. Ltd. Class A	176,800	836
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	87,637	835
	Wuhu Token Science Co. Ltd. Class A	514,910	826
	Shenzhen Yinghe Technology Co. Ltd. Class A	168,025	821
		Shares	Market Value• ($000)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	370,000	816
*	Beijing Enterprises Clean Energy Group Ltd.	60,540,000	814
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	168,950	812
*	China High Speed Transmission Equipment Group Co. Ltd.	1,038,300	805
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	97,500	791
	Vats Liquor Chain Store Management JSC Ltd.	128,600	790
	Riyue Heavy Industry Co. Ltd. Class A	129,000	788
	Sinomine Resource Group Co. Ltd. Class A	81,900	788
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	309,900	787
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,439,500	781
	Times Neighborhood Holdings Ltd.	1,662,000	780
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	104,100	779
	Estun Automation Co. Ltd. Class A (XSEC)	187,200	775
*,1,2	Maoyan Entertainment	641,000	774
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	229,900	772
	Quectel Wireless Solutions Co. Ltd. Class A	27,450	770
	China Shineway Pharmaceutical Group Ltd.	800,343	767
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	764
	Grandblue Environment Co. Ltd. Class A	217,872	752
[1,2]	Redco Properties Group Ltd.	2,428,000	746
	Arcsoft Corp. Ltd. Class A	125,620	745

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Haohua Chemical Science & Technology Co. Ltd. Class A	145,800	739
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	111,900	738
	Hubei Dinglong Co. Ltd. Class A	234,000	735
	QuakeSafe Technologies Co. Ltd. Class A	47,600	735
	Sinofibers Technology Co. Ltd. Class A	82,600	729
	Risen Energy Co. Ltd. Class A	194,000	724
	State Grid Information & Communication Co. Ltd. Class A	303,100	722
*,1	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	307,000	720
	Xianhe Co. Ltd. Class A	127,300	719
*,3	Hi Sun Technology China Ltd.	5,304,101	715
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	714
	Hangjin Technology Co. Ltd. Class A	133,800	711
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	710
	Sanquan Food Co. Ltd. Class A	233,200	708
	Jinko Power Technology Co. Ltd. Class A	465,400	704
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	28,800	704
*	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	703
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	97,440	701
[1]	Zhongliang Holdings Group Co. Ltd.	1,509,000	699
	Kehua Data Co. Ltd. Class A	113,000	690
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	40,200	689
	Hainan Poly Pharm Co. Ltd. Class A	89,474	688
	Consun Pharmaceutical Group Ltd.	1,600,000	686
		Shares	Market Value• ($000)
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	188,800	686
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	435,980	673
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	18,012	669
	Sinocare Inc. Class A	182,300	668
*,1	LVGEM China Real Estate Investment Co. Ltd.	2,932,000	665
*	Beijing BDStar Navigation Co. Ltd. Class A	107,100	664
	COFCO Biotechnology Co. Ltd. Class A	397,500	662
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	133,100	662
	Fangda Special Steel Technology Co. Ltd. Class A	571,392	662
	Sunresin New Materials Co. Ltd. Class A	54,000	661
	Sino Wealth Electronic Ltd. Class A	68,772	659
	Guangdong Hongda Blasting Co. Ltd. Class A	152,100	655
	Sichuan Shuangma Cement Co. Ltd. Class A	208,000	651
[1,2]	Cathay Media And Education Group Inc.	1,582,000	650
	Fibocom Wireless Inc. Class A	89,951	648
	Lancy Co. Ltd. Class A	104,400	642
	Infore Environment Technology Group Co. Ltd. Class A	650,765	636
*	Gree Real Estate Co. Ltd. Class A	605,435	636
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	148,500	621
	Lushang Health Industry Development Co. Ltd. Class A	294,800	616
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	310,100	614
	Guangdong Dowstone Technology Co. Ltd. Class A	134,200	606

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	C&D Property Management Group Co. Ltd.	1,069,000	605
	China Lilang Ltd.	1,060,000	604
	Shandong New Beiyang Information Technology Co. Ltd. Class A	490,300	595
	Shanghai Liangxin Electrical Co. Ltd. Class A	233,240	594
	MLS Co. Ltd. Class A	266,400	580
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	577
	Amoy Diagnostics Co. Ltd. Class A	45,400	574
	Shenzhen Topband Co. Ltd. Class A	248,200	574
*	Dazhong Transportation Group Co. Ltd. Class B	1,993,835	572
	Xinjiang Tianshan Cement Co. Ltd. Class A	268,100	572
	China Publishing & Media Co. Ltd. Class A	671,805	570
	First Tractor Co. Ltd. Class A	287,300	569
	Yantai Tayho Advanced Materials Co. Ltd. Class A	201,900	568
	Xingda International Holdings Ltd.	2,488,000	565
*	Bohai Leasing Co. Ltd. Class A	1,376,000	565
	CTS International Logistics Corp. Ltd. Class A	291,080	561
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	120,000	560
	CNHTC Jinan Truck Co. Ltd. Class A	270,660	560
	China Automotive Engineering Research Institute Co. Ltd. Class A	209,200	559
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	567,800	555
	Nantong Jianghai Capacitor Co. Ltd. Class A	155,900	552
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	24,713	552
*	Tongdao Liepin Group	382,000	546
		Shares	Market Value• ($000)
	Long Yuan Construction Group Co. Ltd. Class A	485,300	545
	Nanjing Yunhai Special Metals Co. Ltd. Class A	189,500	540
	CPMC Holdings Ltd.	1,094,000	535
	Yotrio Group Co. Ltd. Class A	979,300	530
	Victory Giant Technology Huizhou Co. Ltd. Class A	128,600	529
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	209,833	529
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	528
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,500	528
[1,2]	China Everbright Greentech Ltd.	1,494,000	525
	Shanxi Coking Co. Ltd. Class A	487,227	523
	Wuhan Jingce Electronic Group Co. Ltd. Class A	63,992	521
*	Chongqing Iron & Steel Co. Ltd. Class A	1,457,567	519
	Shanghai Weaver Network Co. Ltd. Class A	51,188	514
	Renhe Pharmacy Co. Ltd. Class A	346,200	513
	Chengdu Wintrue Holding Co. Ltd. Class A	204,900	513
*	Chengzhi Co. Ltd. Class A	231,000	512
	Sai Micro Electronics Inc. Class A	139,000	507
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	255,700	505
	Shandong Bohui Paper Industrial Co. Ltd. Class A	310,200	505
	Winall Hi-Tech Seed Co. Ltd. Class A	115,500	504
*	Shandong Head Co. Ltd. Class A	64,800	498
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	126,500	497
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	757,064	496
	China South City Holdings Ltd.	6,600,000	492
	Electric Connector Technology Co. Ltd. Class A	75,200	491

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Wuxi Taiji Industry Co. Ltd. Class A	389,800	488
	Hebei Chengde Lolo Co. Class A	301,760	487
	Beijing Tongtech Co. Ltd. Class A	107,460	485
	Xiamen Xiangyu Co. Ltd. Class A	399,900	484
	Hunan Aihua Group Co. Ltd. Class A	86,843	484
	Hangcha Group Co. Ltd. Class A	186,900	484
	Shenzhen Leaguer Co. Ltd. Class A	346,100	483
	Wuxi Boton Technology Co. Ltd. Class A	133,700	481
	Beijing GeoEnviron Engineering & Technology Inc. Class A	189,540	481
	Hangzhou Dptech Technologies Co. Ltd. Class A	73,667	478
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	80,200	475
	Greenland Hong Kong Holdings Ltd.	2,228,000	474
	Xinyu Iron & Steel Co. Ltd. Class A	511,863	473
	Fantasia Holdings Group Co. Ltd.	6,546,000	471
	Hainan Strait Shipping Co. Ltd. Class A	532,050	470
	ChemPartner PharmaTech Co. Ltd. Class A	204,900	468
	Central China Management Co. Ltd.	3,035,000	468
	Jiangsu Shagang Co. Ltd. Class A	480,000	466
*	Chengdu CORPRO Technology Co. Ltd. Class A	122,500	466
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	403,700	464
*	Sumavision Technologies Co. Ltd. Class A	393,700	463
*,1	BEST Inc. ADR	285,750	460
[1]	First Tractor Co. Ltd. Class H	912,954	460
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	58,500	455
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	455
	Qingling Motors Co. Ltd. Class H	2,008,929	452
	Chaowei Power Holdings Ltd.	1,534,563	452
*,1,2	Yixin Group Ltd.	2,417,000	452
		Shares	Market Value• ($000)
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	112,100	451
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	103,400	449
	Suzhou Good-Ark Electronics Co. Ltd. Class A	199,000	448
	BrightGene Bio-Medical Technology Co. Ltd. Class A	92,017	446
	FAWER Automotive Parts Co. Ltd. Class A	500,400	443
	Hangzhou Onechance Tech Corp. Class A	50,500	443
*	China Tungsten And Hightech Materials Co. Ltd. Class A	213,200	442
	SGIS Songshan Co. Ltd. Class A	637,100	441
	Shanghai Haixin Group Co. Class B	1,282,900	435
*,1,2	Ascletis Pharma Inc.	1,252,000	435
	Chengdu Kanghua Biological Products Co. Ltd. Class A	17,400	433
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,200	432
	Longhua Technology Group Luoyang Co. Ltd. Class A	281,200	432
	Eoptolink Technology Inc. Ltd Class A	96,821	430
	Ningbo Huaxiang Electronic Co. Ltd. Class A	116,000	429
	YanTai Shuangta Food Co. Ltd. Class A	301,100	429
	Zhende Medical Co. Ltd. Class A	72,925	429
	Bank of Chongqing Co. Ltd. Class A	316,700	427
	Shanghai Chinafortune Co. Ltd. Class A	212,600	426
	China Express Airlines Co. Ltd. Class A	247,800	425
	Archermind Technology Nanjing Co. Ltd. Class A	35,600	425
	Accelink Technologies Co. Ltd. Class A	125,000	423
	Guangzhou Restaurant Group Co. Ltd. Class A	117,260	416
	Jinhui Liquor Co. Ltd. Class A	77,400	414

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	94,600	409
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	54,500	408
	Shanghai Industrial Urban Development Group Ltd.	4,728,000	407
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	295,100	407
	Wuhan DR Laser Technology Corp. Ltd. Class A	18,800	406
	CETC Digital Technology Co. Ltd. Class A	77,500	406
	Shinva Medical Instrument Co. Ltd. Class A	119,300	406
	Shenzhen Desay Battery Technology Co. Class A	61,135	404
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	583,800	404
*	Talkweb Information System Co. Ltd. Class A	313,800	404
	Jinneng Science&Technology Co. Ltd. Class A	181,800	402
	Tongyu Heavy Industry Co. Ltd. Class A	811,500	400
	Shenzhen World Union Group Inc. Class A	679,900	399
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	88,100	399
	Anhui Genuine New Materials Co. Ltd. Class A	111,227	398
	Tech-Bank Food Co. Ltd. Class A	401,497	394
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	19,900	392
	Foran Energy Group Co. Ltd. Class A	255,510	389
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	223,100	388
	Beijing SuperMap Software Co. Ltd. Class A	106,000	384
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	167,000	384
		Shares	Market Value• ($000)
	PCI Technology Group Co. Ltd. Class A	324,200	384
*	Sonoscape Medical Corp. Class A	83,300	383
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	61,600	381
	Beijing North Star Co. Ltd. Class H	2,368,000	380
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	248,500	380
	China Merchants Land Ltd.	3,394,000	379
	Sino-Platinum Metals Co. Ltd. Class A	105,430	376
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	176,900	376
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	372
	Fujian Star-net Communication Co. Ltd. Class A	108,000	370
*	YaGuang Technology Group Co. Ltd. Class A	274,900	368
	Biem.L.Fdlkk Garment Co. Ltd. Class A	94,880	365
	Wondershare Technology Group Co. Ltd. Class A	54,700	361
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	735,000	360
*	CSG Smart Science&Technology Co. Ltd. Class A	181,900	360
	B-Soft Co. Ltd. Class A	287,430	359
	Yankershop Food Co. Ltd. Class A	34,500	359
*	Shenzhen Microgate Technology Co. Ltd. Class A	160,200	358
	Shandong Xiantan Co. Ltd. Class A	323,100	357
	Yusys Technologies Co. Ltd. Class A	122,080	353
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	352
	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	351
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	341,400	351

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	238,200	349
	GCI Science & Technology Co. Ltd. Class A	104,700	348
*	China Tianying Inc. Class A	469,700	348
	Guangdong Tapai Group Co. Ltd. Class A	219,928	346
	Goldenmax International Technology Ltd. Class A	166,100	346
	Chow Tai Seng Jewellery Co. Ltd. Class A	116,250	343
	Lier Chemical Co. Ltd. Class A	97,100	343
	Yijiahe Technology Co. Ltd. Class A	39,200	342
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	341
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	534,305	340
	INESA Intelligent Tech Inc. Class B	769,006	338
	IKD Co. Ltd. Class A	158,100	338
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	155,700	337
	Suzhou TFC Optical Communication Co. Ltd. Class A	83,780	336
*	China Fangda Group Co. Ltd. Class B	890,200	335
	IReader Technology Co. Ltd. Class A	112,300	332
	Beijing Strong Biotechnologies Inc. Class A	138,200	329
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	150,700	325
	Zhejiang Narada Power Source Co. Ltd. Class A	183,300	324
*	Genimous Technology Co. Ltd. Class A	339,100	321
	Shanghai Pret Composites Co. Ltd. Class A	186,864	321
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	203,600	320
*	INKON Life Technology Co. Ltd. Class A	141,100	319
*	Visionox Technology Inc. Class A	252,200	316
		Shares	Market Value• ($000)
*	China Aluminum International Engineering Corp. Ltd. Class A	488,200	315
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	72,733	314
	Grinm Advanced Materials Co. Ltd. Class A	156,900	314
	Hangzhou Boiler Group Co. Ltd. Class A	97,700	314
	Loncin Motor Co. Ltd. Class A	457,700	313
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	197,900	313
*	Orient Group Inc. Class A	685,200	312
	DBG Technology Co. Ltd. Class A	143,060	311
	COFCO Capital Holdings Co. Ltd. Class A	239,800	309
	Client Service International Inc. Class A	117,300	308
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	169,403	308
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	138,300	307
	Beijing VRV Software Corp. Ltd. Class A	348,300	306
	Sinosteel Engineering & Technology Co. Ltd. Class A	268,300	305
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	181,610	302
	Wellhope Foods Co. Ltd. Class A	211,000	302
	Wasu Media Holding Co. Ltd. Class A	263,700	301
	Central China Real Estate Ltd.	1,997,000	300
	ZheJiang Dali Technology Co. Ltd. Class A	100,920	300
	Shenzhen FRD Science & Technology Co. Ltd.	100,643	299
	Dongjiang Environmental Co. Ltd. Class A	279,800	298

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shenzhen Properties & Resources Development Group Ltd. Class A	173,000	298
	Henan Zhongyuan Expressway Co. Ltd. Class A	602,301	297
	Shanghai AtHub Co. Ltd. Class A	60,200	294
*	Shengda Resources Co. Ltd. Class A	162,000	293
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	169,500	292
	PhiChem Corp. Class A	105,500	292
*	Aotecar New Energy Technology Co. Ltd. Class A	579,100	291
*	Luoniushan Co. Ltd. Class A	268,600	287
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	261,700	287
	Edifier Technology Co. Ltd. Class A	160,900	284
	Digital China Group Co. Ltd. Class A	121,000	282
	Guangdong Hybribio Biotech Co. Ltd. Class A	64,572	280
	Guangdong Aofei Data Technology Co. Ltd. Class A	83,700	278
	Zhongfu Information Inc. Class A	50,100	277
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	251,700	276
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	239,600	275
	Zhejiang Meida Industrial Co. Ltd. Class A	107,000	274
	Shenzhen Tagen Group Co. Ltd. Class A	346,200	273
	CSSC Science & Technology Co. Ltd. Class A	136,700	273
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	309,928	272
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	57,100	272
*	Guangdong Advertising Group Co. Ltd. Class A	383,500	272
		Shares	Market Value• ($000)
	Beijing Ctrowell Technology Corp. Ltd. Class A	181,800	270
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	270
	Advanced Technology & Materials Co. Ltd. Class A	200,000	266
	Guocheng Mining Co. Ltd. Class A	169,275	266
*	Hongli Zhihui Group Co. Ltd. Class A	150,800	266
	Jiangxi Wannianqing Cement Co. Ltd. Class A	147,600	265
	Shenzhen Sunline Tech Co. Ltd. Class A	133,900	263
	Beibuwan Port Co. Ltd. Class A	223,699	260
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	147,400	259
	Konka Group Co. Ltd. Class A	295,400	259
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	93,000	258
	YGSOFT Inc. Class A	241,308	256
	Sunward Intelligent Equipment Co. Ltd. Class A	200,700	254
	Black Peony Group Co. Ltd. Class A	228,740	254
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	158,420	252
	Jiuzhitang Co. Ltd. Class A	188,800	251
	Beijing Thunisoft Corp. Ltd. Class A	149,100	250
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	115,700	250
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	249
	Gansu Shangfeng Cement Co. Ltd. Class A	91,600	249
*	Shaanxi Construction Machinery Co. Ltd. Class A	184,500	248
	Shanxi Blue Flame Holding Co. Ltd. Class A	172,700	247
	Haoxiangni Health Food Co. Ltd. Class A	187,300	246

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	EIT Environmental Development Group Co. Ltd. Class A	54,196	245
*	China CAMC Engineering Co. Ltd. Class A	241,200	243
	Yonggao Co. Ltd. Class A	348,100	240
	Tianjin Teda Co. Ltd. Class A	386,700	239
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	140,800	239
	Xiamen Jihong Technology Co. Ltd. Class A	101,000	239
	DeHua TB New Decoration Materials Co. Ltd. Class A	170,900	238
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	109,500	238
*	Dazhong Transportation Group Co. Ltd. Class A	460,400	237
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	277,500	235
	Shanghai Kinetic Medical Co. Ltd. Class A	150,248	235
	Xinhuanet Co. Ltd. Class A	84,900	235
	Unilumin Group Co. Ltd. Class A	182,800	234
	CQ Pharmaceutical Holding Co. Ltd. Class A	310,300	232
	Konfoong Materials International Co. Ltd. Class A	36,700	230
*	Anhui Tatfook Technology Co. Ltd. Class A	166,884	230
	Bear Electric Appliance Co. Ltd. Class A	25,700	229
	Chongqing Zaisheng Technology Corp. Ltd. Class A	130,700	228
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	26,894	227
	Three's Co. Media Group Co. Ltd. Class A	13,500	226
	Shenzhen Click Technology Co. Ltd. Class A	105,400	226
	Wuhan Department Store Group Co. Ltd. Class A	142,205	225
		Shares	Market Value• ($000)
	Beijing Compass Technology Development Co. Ltd. Class A	44,400	225
	Eastern Communications Co. Ltd. Class B	497,550	223
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	32,700	223
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	223
	Zhejiang Wanma Co. Ltd. Class A	201,800	222
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class T	313,743	222
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	495,800	220
*	Huafu Fashion Co. Ltd. Class A	316,500	219
	Hangxiao Steel Structure Co. Ltd. Class A	390,200	218
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	211,800	217
	Zhuhai Bojay Electronics Co. Ltd. Class A	27,100	217
	Haohua Chemical Science & Technology Co. Ltd. Class A	42,686	216
	City Development Environment Co. Ltd. Class A	139,720	216
	Gansu Qilianshan Cement Group Co. Ltd. Class A	142,500	215
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	131,300	214
	263 Network Communications Co. Ltd. Class A	362,100	213
	Shanghai Maling Aquarius Co. Ltd. Class A	173,700	212
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	178,800	212
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	35,340	211

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	323,600	211
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	185,500	210
	Monalisa Group Co. Ltd. Class A	70,100	209
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	128,700	208
*	China High Speed Railway Technology Co. Ltd. Class A	610,400	208
*	Beijing Forever Technology Co. Ltd. Class A	115,300	207
	Guangdong Topstar Technology Co. Ltd. Class A	88,020	207
	Edan Instruments Inc. Class A	122,400	207
*	Berry Genomics Co. Ltd. Class A	67,900	206
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	291,200	205
	Beken Corp. Class A	22,300	205
*	Zhejiang Jingu Co. Ltd. Class A	185,200	204
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	132,800	204
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	160,440	202
	5I5J Holding Group Co. Ltd. Class A	434,300	202
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	96,600	201
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	92,900	200
*	Beijing Watertek Information Technology Co. Ltd. Class A	383,300	199
	Better Life Commercial Chain Share Co. Ltd. Class A	188,900	199
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	125,160	198
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	149,800	197
		Shares	Market Value• ($000)
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	308,200	197
	Shanghai Yaoji Technology Co. Ltd. Class A	73,800	196
	China Harzone Industry Corp. Ltd. Class A	154,900	196
[1]	Colour Life Services Group Co. Ltd.	1,118,000	196
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	147,897	194
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	146,200	193
	Changchun Faway Automobile Components Co. Ltd. Class A	117,260	192
	Anhui Construction Engineering Group Co. Ltd. Class A	313,200	190
	Guizhou Gas Group Corp. Ltd. Class A	120,600	187
	Shenzhen Das Intellitech Co. Ltd. Class A	350,600	186
	Dare Power Dekor Home Co. Ltd. Class A	101,400	185
	Hwa Create Co. Ltd. Class A	139,200	185
	Kunming Yunnei Power Co. Ltd. Class A	364,400	185
	KPC Pharmaceuticals Inc. Class A	141,300	183
*	Chongqing Iron & Steel Co. Ltd. Class H	903,500	181
	Zhongyuan Environment-Protection Co. Ltd. Class A	187,200	178
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	48,400	178
	Chengdu Hongqi Chain Co. Ltd. Class A	222,600	177
	Shanxi Coking Co. Ltd. Class A	165,100	177
	Streamax Technology Co. Ltd. Class A	33,800	176
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	129,300	175
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	94,100	174

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Markor International Home Furnishings Co. Ltd. Class A	328,810	174
	Zhejiang Communications Technology Co. Ltd.	210,200	171
*	Xiwang Foodstuffs Co. Ltd. Class A	235,100	170
	Xiamen Xiangyu Co. Ltd. Class A	140,100	170
	Tangrenshen Group Co. Ltd. Class A	171,600	168
	Henan Yuguang Gold & Lead Co. Ltd. Class A	199,800	168
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	55,920	167
	Shandong Dawn Polymer Co. Ltd. Class A	73,500	167
	Canny Elevator Co. Ltd. Class A	145,500	166
*	Innuovo Technology Co. Ltd. Class A	200,600	166
	Hand Enterprise Solutions Co. Ltd. Class A	160,100	165
	Dashang Co. Ltd. Class A	54,200	165
	Tibet Tianlu Co. Ltd. Class A	164,500	163
	Guomai Technologies Inc. Class A	182,500	163
	Feitian Technologies Co. Ltd. Class A	80,800	163
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	94,300	162
*	Doushen Beijing Education & Technology Inc. Class A	288,300	161
	Beijing North Star Co. Ltd. Class A	456,600	159
	Shanghai Runda Medical Technology Co. Ltd. Class A	98,600	159
*	Bluedon Information Security Technology Co. Ltd. Class A	303,900	158
*	Tongda Group Holdings Ltd.	4,883,519	157
	Shenzhen Gongjin Electronics Co. Ltd. Class A	126,600	157
	Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	115,900	157
	JSTI Group Class A	176,900	156
		Shares	Market Value• ($000)
*	Myhome Real Estate Development Group Co. Ltd. Class A	625,600	155
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	65,160	155
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	87,400	155
	Merit Interactive Co. Ltd. Class A	73,500	154
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	167,300	152
	China Publishing & Media Co. Ltd. Class A (XSHG)	178,100	151
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	150,900	151
*	Tus Environmental Science And Technology Development Co. Ltd. Class A	248,400	150
	Shenzhen Sinovatio Technology Co. Ltd. Class A	31,987	149
	Guangdong Shaoneng Group Co. Ltd. Class A	192,900	148
	Fujian Green Pine Co. Ltd. Class A	95,400	148
	Vatti Corp. Ltd. Class A	157,100	145
	Jiangsu Huaxicun Co. Ltd. Class A	159,800	145
	Anhui Korrun Co. Ltd. Class A	41,500	144
*	Shenzhen SDG Information Co. Ltd. Class A	149,300	140
	Shenzhen Comix Group Co. Ltd. Class A	134,500	139
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	70,880	139
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	86,500	138
	Beijing Global Safety Technology Co. Ltd. Class A	42,900	137
	CITIC Press Corp. Class A	30,300	137
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	27,800	132
	Beijing Wanji Technology Co. Ltd. Class A	35,700	131

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shenzhen Tellus Holding Co. Ltd. Class A	56,300	124
	Chongqing Dima Industry Co. Ltd. Class A	333,700	120
*	Sou Yu Te Group Co. Ltd. Class A	515,300	118
	Hainan Ruize New Building Material Co. Ltd. Class A	209,400	116
	Shenzhen Anche Technologies Co. Ltd. Class A	38,200	114
*,3	Boshiwa International Ltd.	469,000	101
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	82,700	97
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	96
	Fujian Cement Inc. Class A	87,200	94
	Lu Thai Textile Co. Ltd. Class B	130,207	64
*,3	China Lumena New Materials Corp.	98,750	63
*,1,3	China Fishery Group Ltd.	1,088,512	61
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	92,560	53
	Beken Corp.	5,400	50
	Yuzhou Group Holdings Co. Ltd.	446,391	49
	Hebei Huijin Group Co. Ltd. Class A	25,900	41
	Hebei Construction Group Corp. Ltd. Class H	121,000	31
*,3	Real Gold Mining Ltd.	239,476	26
*	Shang Gong Group Co. Ltd. Class B	66,600	25
	Chongqing Zaisheng Technology Corp. Ltd. Class A (XSSC)	9,800	17
*	Shandong Airlines Co. Ltd. Class B	18,100	9
*,1,3	Midas Holdings Ltd.	2,619,447	—
*,3	China High Precision Automation Group Ltd.	401,000	—
*,3	China Animal Healthcare Ltd.	1,003,918	—
			635,249
Colombia (0.0%)
*	Banco Davivienda SA Preference Shares	320,691	2,888
Czech Republic (0.0%)
	Philip Morris CR A/S	1,162	826
		Shares	Market Value• ($000)
Denmark (1.2%)
[2]	Netcompany Group A/S	124,980	14,232
	Ringkjoebing Landbobank A/S	105,248	13,371
*	ISS A/S	634,060	12,652
*	Bavarian Nordic A/S	225,229	10,806
*	ALK-Abello A/S	24,832	10,762
*	Jyske Bank A/S (Registered)	201,881	9,849
*	NKT A/S	174,366	8,402
	Sydbank A/S	234,367	8,054
	Topdanmark A/S	151,241	8,027
	FLSmidth & Co. A/S	188,782	7,178
*	Dfds A/S	106,457	5,517
[2]	Scandinavian Tobacco Group A/S Class A	239,146	5,377
*	Zealand Pharma A/S	163,227	5,238
	Chemometec A/S	33,418	5,067
	Schouw & Co. A/S	46,374	4,511
	Spar Nord Bank A/S	322,325	4,154
*	NTG Nordic Transport Group A/S Class A	47,644	3,895
*	Drilling Co. of 1972 A/S	89,950	3,224
*	Nilfisk Holding A/S	90,241	3,148
	D/S Norden A/S	89,856	2,171
[1]	Alm Brand A/S	164,084	1,266
			146,901
Egypt (0.1%)
*	Egyptian Financial Group-Hermes Holding Co.	2,604,238	2,065
	Talaat Moustafa Group	2,959,729	1,399
	Medinet Nasr Housing	6,570,632	985
	Six of October Development & Investment	653,981	765
	Palm Hills Developments SAE	3,865,476	473
*	Pioneers Properties	2,012,595	379
	Oriental Weavers	692,082	365
*	Gadwa for Industrial Development	2,012,595	150
	Heliopolis Housing	495,683	141
*	Aspire Capital Holding for Financial Investments	2,012,595	39
			6,761
Finland (0.8%)
	Konecranes OYJ Class A	271,842	11,307
*	QT Group OYJ	69,705	11,278
	TietoEVRY OYJ (XHEL)	311,316	9,547
	Cargotec OYJ Class B	183,370	9,496
*	Outokumpu OYJ	1,162,941	7,244
	Metsa Board OYJ	651,602	6,031
	Neles OYJ	373,797	5,601
	Kemira OYJ	352,731	5,417
	Revenio Group OYJ	80,675	5,323

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Uponor OYJ	214,940	5,250
	Sanoma OYJ	299,333	4,660
	YIT OYJ	622,106	3,667
	Tokmanni Group Corp.	140,246	3,191
	Citycon OYJ	317,697	2,612
[2]	Terveystalo OYJ	193,634	2,520
	TietoEVRY OYJ	56,975	1,768
	F-Secure OYJ	260,874	1,472
	Raisio OYJ Class V	339,385	1,374
*,1	Finnair OYJ	1,621,895	1,239
	Oriola OYJ Class B	332,211	762
*,3	Ahlstrom-Munksjo OYJ Rights	29,401	606
			100,365
France (2.2%)
	Alten SA	106,481	17,158
*	Elis SA (XPAR)	816,379	15,501
	SES SA Class A GDR	1,414,780	12,706
	SPIE SA	474,999	11,551
	Nexans SA	113,539	11,392
	Sopra Steria Group SACA	53,421	10,504
	Eutelsat Communications SA	677,753	9,633
	Virbac SA	16,208	8,215
	Gaztransport Et Technigaz SA	93,633	7,740
	Nexity SA	168,302	7,694
	Korian SA	228,349	7,607
*	Technip Energies NV	474,007	7,295
[2]	Verallia SA	193,635	7,169
	IPSOS	152,447	7,145
	Trigano SA	31,536	5,920
	Metropole Television SA	250,552	5,523
	Societe BIC SA	93,114	5,413
	Coface SA	377,878	5,403
*,1	Air France-KLM	1,068,735	5,034
	Television Francaise 1	459,992	4,925
	Fnac Darty SA	68,115	4,422
*,1	Casino Guichard Perrachon SA	167,082	4,166
	Somfy SA	20,763	4,076
[2]	Maisons du Monde SA	176,327	4,000
*	Lagardere SA	150,169	3,970
	Interparfums SA	43,895	3,551
	Rothschild & Co.	80,489	3,550
	Mercialys SA	311,539	3,384
	Quadient SA	137,750	3,293
*	Derichebourg SA	280,856	3,196
*	Vallourec SA	387,138	3,095
*	ID Logistics Group	7,632	2,806
	Vicat SA	65,635	2,801
*,1	Solutions 30 SE	291,486	2,637
	Albioma SA (XPAR)	63,379	2,493
*,2	Elior Group SA	313,708	2,482
*	Eramet SA	29,388	2,456
*	Voltalia SA (Registered)	85,388	2,223
*	Albioma SA Loyalty Shares	55,888	2,199
	Altarea SCA	10,015	2,142
		Shares	Market Value• ($000)
*	Akka Technologies	37,243	2,062
	Robertet SA	1,830	2,009
	PEUGEOT Investment	13,857	1,933
	Cie de L'Odet SE	1,204	1,819
*	Beneteau SA	108,759	1,660
	Carmila SA	105,248	1,595
	Mersen SA	41,605	1,561
*,2	X-Fab Silicon Foundries SE	140,387	1,402
	Manitou BF SA	32,920	1,119
	Pharmagest Interactive	9,823	1,078
	Vilmorin & Cie SA	16,113	1,025
	Bonduelle SCA	37,471	960
*	Lisi	31,889	887
	Jacquet Metals SACA	32,616	796
*,1	GL Events	33,624	711
	Guerbet	14,187	626
*	Tarkett SA	24,374	562
	AKWEL	21,631	552
*	Etablissements Maurel et Prom SA	144,083	415
*	Rallye SA	60,687	390
	Boiron SA	8,023	388
	Lisi (XPAR)	13,642	379
	Union Financiere de France BQE SA	8,742	184
*	Bourbon SA	28,437	121
*,1	CGG SA	117,542	85
*,1	Bourbon Corp.	12,121	52
*,2	SMCP SA	3,589	29
			260,870
Germany (3.5%)
	TAG Immobilien AG	455,965	13,853
*,1	zooplus AG	23,681	13,098
	alstria office REIT-AG	686,610	12,834
	Freenet AG	477,879	12,308
*	K+S AG (Registered)	712,021	12,270
	HUGO BOSS AG	195,848	12,263
[2]	Befesa SA	159,582	11,873
	Aurubis AG	129,437	11,154
[1]	Gerresheimer AG	113,685	10,431
	AIXTRON SE	400,703	9,517
	CANCOM SE	137,147	9,482
	Grand City Properties SA	368,692	9,444
*	Hypoport SE	15,320	9,431
	Jungheinrich AG Preference Shares	181,082	9,183
[1]	Siltronic AG (XETR)	56,138	8,758
	Duerr AG	187,689	8,507
	Sixt SE Preference Shares	81,064	8,032
	CompuGroup Medical SE & Co. KGaA	95,837	8,011
[1]	Encavis AG	380,856	7,981
	Stroeer SE & Co. KGaA	92,028	7,805
	Jenoptik AG	199,549	7,638
	Software AG	184,475	7,587
	Aareal Bank AG	230,769	7,377

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Stabilus SA	95,593	7,178
	Eckert & Ziegler Strahlen- und Medizintechnik AG	47,485	7,110
*,1	Nordex SE	368,662	6,775
[2]	Deutsche Pfandbriefbank AG	498,765	6,189
*	Sixt SE	35,833	6,178
	Pfeiffer Vacuum Technology AG	24,115	6,019
*	MorphoSys AG	123,684	5,821
	Krones AG	55,466	5,716
	Norma Group SE	127,609	5,482
	VERBIO Vereinigte BioEnergie AG	67,571	5,373
	Dermapharm Holding SE	52,945	5,325
	PATRIZIA AG	170,526	4,713
[1]	S&T AG	194,269	4,668
*,1	flatexDEGIRO AG	203,045	4,612
	STRATEC SE	28,384	4,533
*	Nagarro SE	22,195	4,465
*	Salzgitter AG	120,729	4,430
*	Deutz AG	513,687	4,305
	Deutsche EuroShop AG	210,011	4,275
*,1,2	Shop Apotheke Europe NV	27,982	4,243
[1,2]	ADLER Group SA	306,413	4,157
*	Kloeckner & Co. SE Preference Shares	303,030	4,071
	Bilfinger SE	114,411	4,021
	Suedzucker AG	250,784	3,978
[1]	GRENKE AG	90,864	3,543
[2]	Instone Real Estate Group SE	134,120	3,536
*	CECONOMY AG	722,489	3,525
	Hornbach Holding AG & Co. KGaA	26,837	3,394
	KWS Saat SE & Co. KGaA	38,915	3,322
	New Work SE	13,525	3,302
*	Global Fashion Group SA	361,040	3,251
	Indus Holding AG	82,094	3,230
	Atoss Software AG	11,738	2,656
	Siltronic AG	16,184	2,556
	Schaeffler AG Preference Shares	303,460	2,411
	DIC Asset AG	133,906	2,351
	Basler AG	12,555	2,314
	Wacker Neuson SE	67,155	2,204
[1]	Draegerwerk AG & Co. KGaA Preference Shares	27,518	2,168
	Secunet Security Networks AG	4,013	2,107
	Zeal Network SE	47,932	2,106
	Washtec AG	28,708	1,868
	Deutsche Beteiligungs AG	37,383	1,727
*	SGL Carbon SE	164,940	1,577
	BayWa AG	36,780	1,556
		Shares	Market Value• ($000)
	Hensoldt AG	92,386	1,494
	Hamburger Hafen und Logistik AG	66,117	1,483
	Takkt AG	86,859	1,419
*	Koenig & Bauer AG	35,591	1,256
	Vossloh AG	23,213	1,244
[1]	SMA Solar Technology AG	22,909	1,211
*	ElringKlinger AG	77,075	1,089
	Wuestenrot & Wuerttembergische AG	51,970	1,083
	TLG Immobilien AG	27,460	1,006
	Hornbach Baumarkt AG	20,005	899
	Bertrandt AG	12,735	831
	CropEnergies AG	52,300	751
	Draegerwerk AG & Co. KGaA	9,927	740
	Steico SE	1,167	153
			421,837
Greece (0.1%)
	Hellenic Exchanges - Athens Stock Exchange SA	512,343	2,195
	Holding Co. ADMIE IPTO SA	644,977	1,904
*	LAMDA Development SA	212,085	1,748
*	GEK Terna Holding Real Estate Construction SA	155,060	1,738
*	Ellaktor SA	729,567	1,162
	Athens Water Supply & Sewage Co. SA	113,818	996
	Sarantis SA	89,179	900
	Viohalco SA	173,897	880
*	Fourlis Holdings SA	114,251	508
*	Aegean Airlines SA	80,923	486
*	Public Power Corp. SA	31,801	346
			12,863
Hong Kong (1.0%)
	Pacific Basin Shipping Ltd.	17,049,532	7,868
	Fortune REIT	5,999,589	6,223
	Luk Fook Holdings International Ltd.	1,605,399	4,375
*,1	Vobile Group Ltd.	4,882,000	4,295
	Powerlong Real Estate Holdings Ltd.	5,785,000	3,963
	HKBN Ltd.	3,151,629	3,776
*,2	Razer Inc.	14,226,000	3,573
	Sunlight REIT	5,693,072	3,288
	LK Technology Holdings Ltd.	1,309,475	3,268
	Hong Kong Technology Venture Co. Ltd.	2,145,000	3,228
	CITIC Telecom International Holdings Ltd.	8,605,004	3,049
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	1,331,100	3,025
	IGG Inc.	3,250,000	3,022

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	CP Pokphand Co. Ltd.	20,383,600	2,885
	Jinchuan Group International Resources Co. Ltd.	16,289,000	2,626
	K Wah International Holdings Ltd.	5,606,398	2,243
*	Glory Sun Financial Group Ltd.	60,168,000	2,084
*,2	Everest Medicines Ltd.	352,500	2,022
	Value Partners Group Ltd.	3,926,434	2,010
	Great Eagle Holdings Ltd.	692,000	1,904
	Vesync Co. Ltd.	1,336,000	1,880
	EC Healthcare	1,268,000	1,824
*	OCI International Holdings Ltd.	3,332,000	1,692
[2]	Asiainfo Technologies Ltd.	1,023,600	1,686
	Truly International Holdings Ltd.	5,143,000	1,677
*	Realord Group Holdings Ltd.	1,066,000	1,660
	VSTECS Holdings Ltd.	1,698,000	1,602
*	Pou Sheng International Holdings Ltd.	9,483,000	1,596
*,2	Hua Medicine	2,962,000	1,572
	SUNeVision Holdings Ltd.	1,620,000	1,487
	Stella International Holdings Ltd.	1,231,000	1,471
	Prosperity REIT	3,582,000	1,408
*,2	Frontage Holdings Corp.	2,290,000	1,332
[1]	C-Mer Eye Care Holdings Ltd.	1,358,000	1,323
	Texhong Textile Group Ltd.	845,500	1,262
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	689,000	1,260
*,2	Antengene Corp. Ltd.	900,500	1,193
*,1	GCL New Energy Holdings Ltd.	25,123,541	1,177
	Canvest Environmental Protection Group Co. Ltd.	1,950,000	1,120
	Powerlong Commercial Management Holdings Ltd.	500,000	1,119
*,1	Apollo Future Mobility Group Ltd.	15,732,000	1,089
[1]	China Tobacco International HK Co. Ltd.	469,000	1,078
	Asia Cement China Holdings Corp.	1,325,000	1,010
	Far East Consortium International Ltd.	2,804,858	925
		Shares	Market Value• ($000)
	Chow Sang Sang Holdings International Ltd.	634,565	901
	United Laboratories International Holdings Ltd.	1,374,500	873
*,3	SMI Holdings Group Ltd.	2,800,800	842
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	656,000	836
	Road King Infrastructure Ltd.	813,346	824
*	Esprit Holdings Ltd. (XHKG)	9,101,350	792
	Sun Hung Kai & Co. Ltd.	1,497,000	778
*	Sa Sa International Holdings Ltd.	3,414,000	746
*,1,3	Superb Summit International	3,957,346	743
*	Television Broadcasts Ltd.	922,600	717
	Dynam Japan Holdings Co. Ltd.	722,440	669
	Pacific Textiles Holdings Ltd.	1,287,000	643
	Singamas Container Holdings Ltd.	5,413,960	637
*	Cosmopolitan International Holdings Ltd.	4,548,000	610
	Giordano International Ltd.	3,105,735	606
	SmarTone Telecommunications Holdings Ltd.	1,036,730	605
*	Digital Domain Holdings Ltd.	7,204,000	603
*	CITIC Resources Holdings Ltd.	8,074,000	569
*,3	Convoy	26,130,000	561
[2]	Crystal International Group Ltd.	1,607,000	512
[1,2]	VPower Group International Holdings Ltd.	2,133,000	417
	Texwinca Holdings Ltd.	1,708,000	350
*,3	Huiyuan Juice	1,333,000	346
	Lee's Pharmaceutical Holdings Ltd.	674,500	316
*,3	CTEG	6,439,760	281
*,3	National Agricultural Holdings	1,560,000	239
*	China LNG Group Ltd.	3,101,999	161
*,3	MH Development NPV	1,068,000	159
*	NewOcean Energy Holdings Ltd.	1,790,000	61
*	Suncity Group Holdings Ltd.	1,108,000	42
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	36,500	27
*,1,3	Agritrade Resources Ltd.	6,905,000	—

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	CMBC Capital Holdings Ltd.	876	—
*	Anxin China Holdings Ltd.	2,621,200	—
*,3	C Fiber Optic	2,215,200	—
*,3	Hua Han Health Industry Holdings Ltd.	1,817,183	—
*,3	Tech Pro Tech Dev	10,406,800	—
			118,636
Hungary (0.0%)
*,1	Opus Global Nyrt	653,598	497
India (4.3%)
	Crompton Greaves Consumer Electricals Ltd.	1,825,419	11,364
	Tata Elxsi Ltd.	137,333	10,788
	Persistent Systems Ltd.	204,323	10,729
	Dixon Technologies India Ltd.	138,547	9,254
	Deepak Nitrite Ltd.	309,541	9,238
	Atul Ltd.	75,187	9,180
	Indian Hotels Co. Ltd.	3,132,914	8,264
	Ramco Cements Ltd.	570,502	8,142
	Supreme Industries Ltd.	247,689	7,716
[2]	Dr Lal PathLabs Ltd.	157,491	7,397
*	Fortis Healthcare Ltd.	2,195,163	7,185
	Manappuram Finance Ltd.	2,580,430	7,182
	Tata Chemicals Ltd.	556,658	6,729
	Escorts Ltd.	318,453	6,695
	Navin Fluorine International Ltd.	148,883	6,650
	Tube Investments of India Ltd.	331,727	6,207
*	Max Healthcare Institute Ltd.	1,343,394	5,956
*	APL Apollo Tubes Ltd.	541,638	5,804
	CESC Ltd.	4,301,980	5,016
	JK Cement Ltd.	108,381	4,806
[2]	Indian Energy Exchange Ltd.	501,627	4,755
	Natco Pharma Ltd.	420,155	4,644
*	PVR Ltd.	201,984	4,548
	Pfizer Ltd.	67,260	4,537
	Phoenix Mills Ltd.	350,198	4,521
	AIA Engineering Ltd.	176,133	4,519
	Carborundum Universal Ltd.	395,287	4,440
*	CG Power & Industrial Solutions Ltd.	2,251,451	4,417
	Kajaria Ceramics Ltd.	268,479	4,388
	Birlasoft Ltd.	801,081	4,363
	IIFL Finance Ltd.	996,842	4,322
	Apollo Tyres Ltd.	1,478,140	4,217
	Cyient Ltd.	293,693	4,198
	National Aluminium Co. Ltd.	3,163,402	4,110
		Shares	Market Value• ($000)
	Gujarat State Petronet Ltd.	972,604	3,975
	NIIT Technologies Ltd.	60,601	3,952
	Radico Khaitan Ltd.	260,877	3,914
	Sundram Fasteners Ltd.	346,349	3,873
*	Aditya Birla Fashion and Retail Ltd.	1,099,944	3,873
	Relaxo Footwears Ltd.	216,012	3,845
	City Union Bank Ltd.	1,682,136	3,788
*	Happiest Minds Technologies Ltd.	206,991	3,533
	Redington India Ltd.	1,813,014	3,487
	Hatsun Agro Product Ltd.	193,627	3,470
*	IDFC Ltd.	4,687,432	3,456
*	Aavas Financiers Ltd.	90,823	3,405
[2]	Metropolis Healthcare Ltd.	85,466	3,389
	India Cements Ltd.	1,224,976	3,379
	Sanofi India Ltd.	29,504	3,292
	Tanla Platforms Ltd.	199,466	3,261
	Central Depository Services India Ltd.	177,646	3,219
	Amara Raja Batteries Ltd.	351,472	3,201
*	Intellect Design Arena Ltd.	359,857	3,157
	SKF India Ltd.	70,417	3,133
*	Dhani Services Ltd.	1,271,233	3,030
*	Gujarat Fluorochemicals Ltd.	122,335	2,972
[2]	Mindspace Business Parks REIT	670,200	2,926
	Chambal Fertilizers and Chemicals Ltd.	588,787	2,911
	Cholamandalam Financial Holdings Ltd.	306,246	2,870
	Computer Age Management Services Ltd.	70,595	2,847
[2]	Quess Corp. Ltd.	243,173	2,820
	Minda Industries Ltd.	267,897	2,804
	Alembic Pharmaceuticals Ltd.	269,639	2,803
	Firstsource Solutions Ltd.	1,052,942	2,789
	Jubilant Pharmova Ltd. Class A (XNSE)	343,457	2,743
	Sonata Software Ltd.	244,525	2,737
	Brigade Enterprises Ltd.	433,035	2,687
	Suven Pharmaceuticals Ltd.	394,556	2,685
[2]	IndiaMart InterMesh Ltd.	27,762	2,656

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Amber Enterprises India Ltd.	60,020	2,651
	Granules India Ltd.	631,272	2,621
	Finolex Industries Ltd.	882,310	2,598
	Zensar Technologies Ltd.	413,672	2,559
*,2	Syngene International Ltd.	353,682	2,558
	Can Fin Homes Ltd.	300,205	2,520
	HFCL Ltd.	2,608,133	2,493
	Balaji Amines Ltd.	53,120	2,460
	Jubilant Ingrevia Ltd.	270,612	2,425
	JB Chemicals & Pharmaceuticals Ltd.	107,854	2,419
	Schaeffler India Ltd.	24,404	2,412
	KEC International Ltd.	369,502	2,364
	KPIT Technologies Ltd.	569,214	2,357
*	Shriram City Union Finance Ltd.	80,906	2,344
*	Suzlon Energy Ltd.	25,463,730	2,302
	Ajanta Pharma Ltd.	80,078	2,270
	Solar Industries India Ltd.	67,832	2,256
	Linde India Ltd.	72,445	2,234
*,2	Aster DM Healthcare Ltd.	882,930	2,218
	DCM Shriram Ltd.	166,976	2,211
	Sterlite Technologies Ltd.	600,641	2,204
	Mahanagar Gas Ltd.	164,068	2,200
[2]	Endurance Technologies Ltd.	90,165	2,194
	KEI Industries Ltd.	178,761	2,183
	Alkyl Amines Chemicals Ltd.	45,199	2,178
*	Bajaj Electricals Ltd.	147,033	2,176
	CRISIL Ltd.	57,079	2,138
*	Affle India Ltd.	151,520	2,137
	Rain Industries Ltd.	689,953	2,106
	Edelweiss Financial Services Ltd.	2,007,260	2,082
	Prestige Estates Projects Ltd.	357,948	2,043
	Blue Star Ltd.	157,752	2,028
	Lakshmi Machine Works Ltd.	17,279	2,020
*	TeamLease Services Ltd.	33,603	2,013
*	EID Parry India Ltd.	324,843	1,985
[2]	ICICI Securities Ltd.	198,477	1,963
	Orient Electric Ltd.	421,968	1,955
[2]	Eris Lifesciences Ltd.	176,327	1,938
	Thermax Ltd.	104,555	1,928
*	Indiabulls Real Estate Ltd.	940,524	1,914
	Zydus Wellness Ltd.	69,674	1,914
	Praj Industries Ltd.	426,563	1,908
	Sobha Ltd.	183,154	1,886
	Century Textiles & Industries Ltd.	179,366	1,876
	Balrampur Chini Mills Ltd.	425,237	1,863
		Shares	Market Value• ($000)
	NCC Ltd.	1,941,321	1,853
	Welspun India Ltd.	998,383	1,839
	Vinati Organics Ltd.	69,776	1,785
	Vaibhav Global Ltd.	225,012	1,733
	TTK Prestige Ltd.	11,646	1,704
*	EIH Ltd.	909,148	1,691
*	Reliance Power Ltd.	8,923,274	1,690
	PNC Infratech Ltd.	387,455	1,683
	Motilal Oswal Financial Services Ltd.	136,682	1,677
	Graphite India Ltd.	232,645	1,670
	JK Lakshmi Cement Ltd.	198,742	1,637
	Timken India Ltd.	66,955	1,608
[2]	Brookfield India Real Estate Trust	414,636	1,590
	V-Guard Industries Ltd.	459,513	1,580
*	Narayana Hrudayalaya Ltd.	226,134	1,577
	eClerx Services Ltd.	53,838	1,572
	Finolex Cables Ltd.	249,907	1,564
	Sumitomo Chemical India Ltd.	307,720	1,550
	Poly Medicure Ltd.	124,765	1,543
*	V-Mart Retail Ltd.	27,854	1,514
	Ratnamani Metals & Tubes Ltd.	52,825	1,513
	Great Eastern Shipping Co. Ltd.	350,469	1,511
	Infibeam Avenues Ltd. (XNSE)	2,469,350	1,496
*	Westlife Development Ltd.	192,410	1,495
*,2	New India Assurance Co. Ltd.	728,929	1,486
	Procter & Gamble Health Ltd.	20,502	1,485
*	IRB Infrastructure Developers Ltd.	487,819	1,480
	HEG Ltd.	53,181	1,466
*	Alok Industries Ltd.	4,759,279	1,404
	Strides Pharma Science Ltd.	192,344	1,378
	EPL Ltd.	478,324	1,376
	Indian Bank	595,710	1,374
*,2	PNB Housing Finance Ltd.	212,718	1,374
*	Mahindra CIE Automotive Ltd.	377,355	1,348
[2]	Godrej Agrovet Ltd.	168,197	1,337
	Aegis Logistics Ltd.	447,896	1,275
	JM Financial Ltd.	1,072,179	1,262
*	CreditAccess Grameen Ltd.	147,337	1,238
	PTC India Ltd.	722,609	1,222
	Gujarat Pipavav Port Ltd.	807,038	1,208
	Gateway Distriparks Ltd.	319,272	1,190
	NBCC India Ltd.	1,958,621	1,173
	Avanti Feeds Ltd.	154,836	1,155
	Bombay Burmah Trading Co.	79,617	1,149
	Vakrangee Ltd.	2,270,405	1,119
	KRBL Ltd.	284,406	1,077

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Dilip Buildcon Ltd.	132,735	1,067
	Rallis India Ltd.	285,503	1,014
	Akzo Nobel India Ltd.	33,403	938
	Ceat Ltd.	52,901	883
	Care Ratings Ltd.	90,646	832
*	Sun Pharma Advanced Research Co. Ltd.	225,875	794
	Bajaj Consumer Care Ltd.	254,023	787
	Kaveri Seed Co. Ltd.	111,117	775
	Equitas Holdings Ltd.	435,355	757
*,2	General Insurance Corp. of India	421,396	751
	Karur Vysya Bank Ltd.	1,122,968	736
	AstraZeneca Pharma India Ltd.	16,987	683
*	TV18 Broadcast Ltd.	1,203,322	671
	Symphony Ltd.	47,028	652
	Welspun Corp. Ltd.	353,698	633
*	Future Retail Ltd.	924,362	595
*	Wockhardt Ltd.	103,829	593
*	DCB Bank Ltd.	433,216	527
	Jindal Saw Ltd.	330,453	513
*	Raymond Ltd.	78,329	480
	Engineers India Ltd.	472,027	459
*	IFCI Ltd.	2,754,823	451
	Multi Commodity Exchange of India Ltd.	19,424	443
*	Hindustan Construction Co. Ltd.	3,291,280	417
	Karnataka Bank Ltd.	452,658	413
*	Just Dial Ltd.	33,205	355
*	South Indian Bank Ltd.	2,728,102	342
	WABCO India Ltd.	3,113	310
	GE Power India Ltd.	48,512	188
*	Future Consumer Ltd.	1,958,769	182
*,3	Chennai Super Kings Cricket	176,674	—
			514,159
Indonesia (0.5%)
	Aneka Tambang Tbk	32,758,419	5,421
	Ciputra Development Tbk PT	61,589,855	4,678
*	Pakuwon Jati Tbk PT	109,932,334	3,891
*	Summarecon Agung Tbk PT	58,386,047	3,778
	Japfa Comfeed Indonesia Tbk PT	30,582,300	3,736
	Ace Hardware Indonesia Tbk PT	33,690,600	3,357
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,061,800	2,983
	Mitra Keluarga Karyasehat Tbk PT	17,896,300	2,881
	Bank BTPN Syariah Tbk PT	10,111,400	2,719
*	Lippo Karawaci Tbk PT	229,302,777	2,398
		Shares	Market Value• ($000)
*	Bank Rakyat Indonesia Agroniaga Tbk PT	14,134,200	2,106
*	Indosat Tbk PT	4,111,800	2,009
	BFI Finance Indonesia Tbk PT	26,203,000	1,944
	Indo Tambangraya Megah Tbk PT	1,119,200	1,706
*	Matahari Department Store Tbk PT	7,675,300	1,653
	AKR Corporindo Tbk PT	4,409,183	1,330
*	Bank Bukopin Tbk PT (XIDX)	42,485,200	1,286
*	Mitra Adiperkasa Tbk PT	19,421,700	1,208
*	Bank Tabungan Negara Persero Tbk PT	9,439,770	1,187
*	Medco Energi Internasional Tbk PT	28,799,188	1,157
*	Timah Tbk PT	9,609,420	1,080
*	Waskita Karya Persero Tbk PT	12,599,879	819
*	Wijaya Karya Persero Tbk PT	8,374,633	738
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,395,529	729
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,579,300	662
*	Bank Pan Indonesia Tbk PT	10,474,800	584
*	Panin Financial Tbk PT	43,645,200	562
*	PP Persero Tbk PT	6,454,800	550
*	Ramayana Lestari Sentosa Tbk PT	7,703,600	402
*	Alam Sutera Realty Tbk PT	31,151,091	401
*	Krakatau Steel Persero Tbk PT	10,652,750	395
*	Global Mediacom Tbk PT	19,915,706	379
*	Surya Semesta Internusa Tbk PT	10,442,300	368
*	Adhi Karya Persero Tbk PT	4,781,800	355
*,3	Trada Alam Minera Tbk PT	95,405,707	337
*	Eagle High Plantations Tbk PT	31,717,100	204
*	Totalindo Eka Persada Tbk PT	11,834,884	42
*	Kresna Graha Investama Tbk PT	545,800	4
			60,039
Ireland (0.3%)
*	Bank of Ireland Group plc	3,291,251	19,607
	Hibernia REIT plc	2,636,940	3,852
*	Dalata Hotel Group plc	846,534	3,621

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Irish Continental Group plc	589,527	2,898
*	Cairn Homes plc	1,719,382	2,230
*	Cairn Homes plc (XDUB)	634,789	824
			33,032
Israel (0.7%)
	REIT 1 Ltd.	950,922	5,946
*	Clal Insurance Enterprises Holdings Ltd.	215,825	5,333
	Mega Or Holdings Ltd.	103,049	4,082
	FIBI Holdings Ltd.	85,298	3,751
	Matrix IT Ltd.	137,191	3,725
	AudioCodes Ltd.	103,900	3,617
	Formula Systems 1985 Ltd.	33,557	3,614
	Hilan Ltd.	64,263	3,562
*	Camtek Ltd.	86,312	3,467
*	AFI Properties Ltd.	63,906	3,319
	Fox Wizel Ltd.	22,219	3,065
	Danel Adir Yeoshua Ltd.	13,283	2,810
*	Perion Network Ltd.	97,336	2,720
*	Summit Real Estate Holdings Ltd.	125,029	2,271
	Isracard Ltd.	531,770	2,137
	Delek Automotive Systems Ltd.	151,347	1,982
*	Allot Ltd.	130,770	1,934
*	Delek Group Ltd.	23,096	1,924
	Sella Capital Real Estate Ltd.	576,340	1,903
*	Compugen Ltd.	275,529	1,747
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,410	1,537
	Migdal Insurance & Financial Holdings Ltd.	857,271	1,459
	Delta Galil Industries Ltd.	27,963	1,436
	Menora Mivtachim Holdings Ltd.	60,681	1,404
*	Partner Communications Co. Ltd.	273,399	1,382
*	Equital Ltd.	44,200	1,358
*	Oil Refineries Ltd.	4,292,014	1,161
*	Cellcom Israel Ltd.	255,774	968
	IDI Insurance Co. Ltd.	20,372	819
*	Brack Capital Properties NV	6,411	748
	Gilat Satellite Networks Ltd.	82,686	684
*	Naphtha Israel Petroleum Corp. Ltd.	89,565	555
*	Kamada Ltd.	81,400	467
*	Tera Light Ltd.	60,681	153
	Kenon Holdings Ltd.	2,834	114
*	Allot Ltd. (XNGS)	1,781	26
			77,180
		Shares	Market Value• ($000)
Italy (1.8%)
	Banco BPM SpA	5,488,795	17,069
	Azimut Holding SpA	472,297	13,601
*	Banca Generali SpA	212,537	9,999
	Unipol Gruppo SpA	1,704,937	9,792
	BPER Banca	3,765,754	8,257
	ERG SpA	226,737	8,191
*	Brunello Cucinelli SpA	133,703	8,112
	Iren SpA	2,505,412	7,786
	Banca Popolare di Sondrio SCPA	1,704,363	7,406
	Brembo SpA	557,346	7,321
[2]	Anima Holding SpA	1,113,833	5,918
*	Autogrill SpA	736,799	5,784
[2]	BFF Bank SpA	637,535	5,709
	Tamburi Investment Partners SpA	483,411	5,457
[1]	Falck Renewables SpA	535,169	5,397
[2]	Technogym SpA	480,561	5,051
[2]	Carel Industries SpA	164,981	4,761
*	Salvatore Ferragamo SpA	216,553	4,608
	Sesa SpA	23,169	4,545
*,2	Enav SpA	968,537	4,250
	ACEA SpA	176,588	3,831
*,1	Saipem SpA	1,694,938	3,714
*	Societa Cattolica Di Assicurazione SpA	474,689	3,610
[2]	GVS SpA	234,082	3,478
	Gruppo MutuiOnline SpA	69,349	3,387
	Danieli & C Officine Meccaniche SpA Savings Shares	146,686	3,169
[1]	Webuild SpA (MTAA)	1,151,281	2,850
	Tinexta SpA	63,195	2,801
	Piaggio & C SpA	811,738	2,721
	SOL SpA	113,384	2,605
	Mediaset NV	843,752	2,370
	MARR SpA	99,524	2,345
[1]	Maire Tecnimont SpA	435,534	1,877
	Zignago Vetro SpA	84,385	1,700
*	Cerved Group SpA	136,712	1,641
[2]	doValue SpA	169,768	1,628
*,1	Tod's SpA	29,103	1,605
[2]	RAI Way SpA	258,035	1,562
	Credito Emiliano SpA	202,683	1,538
	Italmobiliare SpA	38,099	1,337
	Cementir Holding NV	126,446	1,328
*	CIR SpA-Compagnie Industriali	2,392,330	1,318
*	Saras SpA	1,771,794	1,315
	Banca IFIS SpA	70,878	1,311
*	Biesse SpA	38,131	1,180
*,1	Juventus Football Club SpA	1,304,902	1,055
*,1	Fincantieri SpA	1,301,747	1,024
	Danieli & C Officine Meccaniche SpA	28,820	970
	Datalogic SpA	52,135	948

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Banca Monte dei Paschi di Siena SpA	764,475	913
*	Immobiliare Grande Distribuzione SIIQ SpA	177,826	780
*	Arnoldo Mondadori Editore SpA	317,453	734
	DeA Capital SpA	225,174	348
	Rizzoli Corriere Della Sera Mediagroup SpA	311,758	256
*	Webuild SpA	104,185	122
			212,385
Japan (12.9%)
	Daiseki Co. Ltd.	205,244	9,580
	ADEKA Corp.	422,155	9,391
	Infomart Corp.	817,700	7,979
	Outsourcing Inc.	409,300	7,852
	Fuji Corp.	329,888	7,695
	Topcon Corp.	421,200	7,510
	Japan Steel Works Ltd.	255,600	7,509
	Jafco Co. Ltd.	118,300	7,495
	Mirait Holdings Corp.	377,171	7,254
	Katitas Co. Ltd.	195,400	7,135
	Nippon Suisan Kaisha Ltd.	1,218,522	6,925
	Fujitec Co. Ltd.	303,184	6,887
	Frontier Real Estate Investment Corp.	1,544	6,831
	Descente Ltd.	178,600	6,770
	Meitec Corp.	112,146	6,745
	Invincible Investment Corp.	16,635	6,577
	Tokyo Seimitsu Co. Ltd.	157,334	6,406
	Daiwa Securities Living Investments Corp.	6,281	6,345
	Kenedix Residential Next Investment Corp.	3,210	6,173
	Digital Garage Inc.	131,000	6,120
	Daiwabo Holdings Co. Ltd.	346,880	6,107
	Nishimatsu Construction Co. Ltd.	211,642	6,105
	Mitsui High-Tec Inc.	79,000	6,102
	Japan Elevator Service Holdings Co. Ltd.	278,500	6,035
	Comforia Residential REIT Inc.	2,066	6,022
	NSD Co. Ltd.	311,768	5,941
*	Fujikura Ltd.	1,098,400	5,925
	Hulic REIT Inc.	3,906	5,918
	Nichias Corp.	240,169	5,881
	Toagosei Co. Ltd.	516,292	5,770
	en japan Inc.	144,300	5,730
	Hazama Ando Corp.	822,679	5,571
	Mizuho Leasing Co. Ltd.	177,901	5,497
		Shares	Market Value• ($000)
[1]	NTT UD REIT Investment Corp.	4,086	5,424
	Takasago Thermal Engineering Co. Ltd.	293,489	5,369
	Nippon Gas Co. Ltd.	432,300	5,362
	Yoshinoya Holdings Co. Ltd.	272,320	5,310
	Inaba Denki Sangyo Co. Ltd.	217,200	5,210
	Mitsubishi Estate Logistics REIT Investment Corp.	1,203	5,202
	NIPPON REIT Investment Corp.	1,352	5,197
	Macnica Fuji Electronics Holdings Inc.	220,813	5,191
	Asahi Holdings Inc.	287,200	5,126
	Systena Corp.	273,800	5,060
	Hokuetsu Corp.	757,821	5,007
	Kureha Corp.	76,702	4,985
	CKD Corp.	250,300	4,962
	Hitachi Zosen Corp.	621,610	4,874
	Shoei Co. Ltd.	109,400	4,868
	Duskin Co. Ltd.	199,960	4,817
	Hanwa Co. Ltd.	160,183	4,812
	Japan Excellent Inc.	3,966	4,789
	Tomy Co. Ltd.	499,217	4,738
	Fuji Soft Inc.	90,974	4,633
	Tokyu REIT Inc.	2,753	4,619
	Tsubakimoto Chain Co.	155,264	4,588
	Sanrio Co. Ltd.	203,900	4,569
	Hoshino Resorts REIT Inc.	697	4,551
	Kenedix Retail REIT Corp.	1,780	4,542
	Aiful Corp.	1,329,900	4,431
	Milbon Co. Ltd.	73,920	4,426
	Iriso Electronics Co. Ltd.	95,300	4,378
	Okamura Corp.	330,947	4,367
	Okumura Corp.	169,052	4,366
	Nihon Parkerizing Co. Ltd.	437,361	4,364
	Kintetsu World Express Inc.	181,500	4,359
	Monex Group Inc.	667,387	4,346
*	Raksul Inc.	78,900	4,341
	Heiwa Real Estate Co. Ltd.	137,342	4,336
	Sumitomo Warehouse Co. Ltd.	266,855	4,290
	Seiren Co. Ltd.	212,100	4,281
	Nikkon Holdings Co. Ltd.	219,048	4,280
	Pilot Corp.	116,300	4,265
	Valor Holdings Co. Ltd.	201,400	4,265
	Kanematsu Corp.	367,000	4,262
	DCM Holdings Co. Ltd.	436,988	4,261
	Trusco Nakayama Corp.	175,400	4,241
	Sakata Seed Corp.	139,856	4,219

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Takeuchi Manufacturing Co. Ltd.	161,900	4,157
	Tadano Ltd.	380,300	4,153
	Joyful Honda Co. Ltd.	297,248	4,088
	DTS Corp.	183,042	4,061
	Sangetsu Corp.	295,020	4,060
	EDION Corp.	426,875	4,051
	Tokyo Steel Manufacturing Co. Ltd.	364,000	4,051
	JINS Holdings Inc.	64,000	4,046
	Wacoal Holdings Corp.	201,200	4,029
	Kiyo Bank Ltd.	305,410	4,011
	Heiwa Real Estate REIT Inc.	2,854	3,985
	Funai Soken Holdings Inc.	143,150	3,977
	Wacom Co. Ltd.	609,536	3,943
	Raito Kogyo Co. Ltd.	220,400	3,919
	Toyobo Co. Ltd.	326,300	3,918
	Toei Co. Ltd.	19,964	3,916
	Fujimi Inc.	62,047	3,902
	Towa Pharmaceutical Co. Ltd.	150,782	3,876
	MOS Food Services Inc.	138,358	3,858
	Takuma Co. Ltd.	294,500	3,852
	Nomura Co. Ltd.	389,400	3,839
	Mori Trust Sogo REIT Inc.	2,971	3,838
	KH Neochem Co. Ltd.	149,200	3,835
[1]	Colowide Co. Ltd.	264,900	3,830
	Nippon Soda Co. Ltd.	127,125	3,820
	Nichiha Corp.	132,600	3,812
[1]	Senko Group Holdings Co. Ltd.	428,200	3,809
	Eizo Corp.	98,756	3,777
	Kumagai Gumi Co. Ltd.	150,680	3,730
	Glory Ltd.	172,900	3,722
	Citizen Watch Co. Ltd.	849,500	3,705
	Ai Holdings Corp.	195,900	3,697
	UT Group Co. Ltd.	115,500	3,695
	Musashi Seimitsu Industry Co. Ltd.	195,230	3,674
	Central Glass Co. Ltd.	197,213	3,672
	Kanamoto Co. Ltd.	171,100	3,665
	Kohnan Shoji Co. Ltd.	117,200	3,665
	Taikisha Ltd.	127,788	3,650
	Toho Holdings Co. Ltd.	225,018	3,643
	Digital Arts Inc.	44,500	3,633
	Earth Corp.	58,943	3,617
	TOKAI Holdings Corp.	470,700	3,574
	Nachi-Fujikoshi Corp.	94,251	3,570
	Nisshinbo Holdings Inc.	460,800	3,557
		Shares	Market Value• ($000)
	Gunma Bank Ltd.	1,151,500	3,555
	Makino Milling Machine Co. Ltd.	98,780	3,554
	Sanken Electric Co. Ltd.	67,329	3,540
	Ichibanya Co. Ltd.	87,368	3,532
	Sumitomo Osaka Cement Co. Ltd.	126,000	3,531
	Nitto Boseki Co. Ltd.	109,011	3,494
	Paramount Bed Holdings Co. Ltd.	186,500	3,480
	Sato Holdings Corp.	150,400	3,467
	San-In Godo Bank Ltd.	705,900	3,455
	Japan Lifeline Co. Ltd.	319,600	3,441
	Kumiai Chemical Industry Co. Ltd.	460,250	3,432
	Gunze Ltd.	88,807	3,423
	Sumitomo Mitsui Construction Co. Ltd.	806,646	3,423
	Transcosmos Inc.	113,396	3,419
	Arcs Co. Ltd.	175,000	3,363
	Fukuoka REIT Corp.	2,259	3,353
	ZERIA Pharmaceutical Co. Ltd.	187,240	3,352
	Japan Material Co. Ltd.	240,300	3,342
	Ogaki Kyoritsu Bank Ltd.	200,274	3,328
	Hokuhoku Financial Group Inc.	464,700	3,324
	Yodogawa Steel Works Ltd.	151,833	3,318
	Maeda Kosen Co. Ltd.	113,900	3,304
	Zojirushi Corp.	236,300	3,278
*	Oisix ra daichi Inc.	78,118	3,272
	San-A Co. Ltd.	89,744	3,234
	Toyo Ink SC Holdings Co. Ltd.	182,454	3,213
	Nippon Steel Trading Corp.	70,549	3,190
	Juroku Financial Group Inc.	175,500	3,187
	Takara Standard Co. Ltd.	238,499	3,171
	Idec Corp.	149,100	3,160
	Inabata & Co. Ltd.	213,200	3,156
	Round One Corp.	259,700	3,125
	Oki Electric Industry Co. Ltd.	379,806	3,120
	KOMEDA Holdings Co. Ltd.	171,800	3,116
	Create SD Holdings Co. Ltd.	101,318	3,115
	Life Corp.	94,800	3,112
	Toridoll Holdings Corp.	127,700	3,074
	Global One Real Estate Investment Corp.	2,984	3,073
	Seiko Holdings Corp.	145,558	3,070
	Kitz Corp.	458,848	3,070
	Nippon Light Metal Holdings Co. Ltd.	184,696	3,065

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Heiwado Co. Ltd.	176,800	3,060
	Yamazen Corp.	323,600	2,998
	Musashino Bank Ltd.	189,700	2,980
	Nagawa Co. Ltd.	31,400	2,971
*	NTN Corp.	1,354,300	2,937
	Okasan Securities Group Inc.	857,100	2,932
	BeNext-Yumeshin Group Co.	223,992	2,920
*	Royal Holdings Co. Ltd.	160,700	2,917
	Tsubaki Nakashima Co. Ltd.	208,300	2,917
	eGuarantee Inc.	130,400	2,904
	Nojima Corp.	131,500	2,884
	Dexerials Corp.	142,000	2,873
	Nanto Bank Ltd.	165,900	2,860
[1]	Okinawa Financial Group Inc.	129,344	2,843
	Topre Corp.	245,200	2,836
	Fuji Seal International Inc.	128,800	2,833
	Maxell Ltd.	235,300	2,831
[1]	Daiho Corp.	83,900	2,826
	Hankyu Hanshin REIT Inc.	1,908	2,814
	Nippn Corp.	195,829	2,806
	Nishi-Nippon Financial Holdings Inc.	478,400	2,790
	Kato Sangyo Co. Ltd.	98,800	2,786
	Okamoto Industries Inc.	79,100	2,776
	UACJ Corp.	119,585	2,772
	Daishi Hokuetsu Financial Group Inc.	123,600	2,768
	Atom Corp.	409,857	2,765
	Komeri Co. Ltd.	119,700	2,764
*,1	HIS Co. Ltd.	122,800	2,761
	SOSiLA Logistics REIT Inc.	1,824	2,743
	Rorze Corp.	28,600	2,741
	Mandom Corp.	188,454	2,740
	Nisshin Oillio Group Ltd.	103,052	2,732
	Okinawa Electric Power Co. Inc.	222,708	2,732
[1]	Create Restaurants Holdings Inc.	393,440	2,705
	Aeon Delight Co. Ltd.	88,000	2,703
	Hogy Medical Co. Ltd.	98,522	2,701
	Pacific Industrial Co. Ltd.	264,100	2,690
	Mitsuuroko Group Holdings Co. Ltd.	224,200	2,683
	Itochu Advance Logistics Investment Corp.	1,884	2,683
	Mitsubishi Pencil Co. Ltd.	222,900	2,674
	FCC Co. Ltd.	192,243	2,662
	Noritake Co. Ltd.	60,800	2,658
[1]	Suruga Bank Ltd.	721,500	2,647
	S Foods Inc.	91,300	2,644
		Shares	Market Value• ($000)
	Nippon Paper Industries Co. Ltd.	257,800	2,643
	eRex Co. Ltd.	115,400	2,643
	Showa Sangyo Co. Ltd.	105,800	2,632
	Shiga Bank Ltd.	162,100	2,623
	KYORIN Holdings Inc.	170,500	2,619
	Ryosan Co. Ltd.	126,957	2,617
	Taiyo Holdings Co. Ltd.	97,800	2,615
	Mixi Inc.	114,100	2,615
	Ohsho Food Service Corp.	49,374	2,593
	Mitsubishi Logisnext Co. Ltd.	281,600	2,590
	Totetsu Kogyo Co. Ltd.	118,700	2,583
	TKC Corp.	83,698	2,566
	Nikkiso Co. Ltd.	288,761	2,557
	Shibuya Corp.	96,800	2,557
	Adastria Co. Ltd.	137,500	2,551
	United Arrows Ltd.	127,267	2,549
	Cybozu Inc.	107,400	2,548
	Tri Chemical Laboratories Inc.	84,876	2,539
	CRE Logistics REIT Inc.	1,293	2,516
	Dip Corp.	70,000	2,512
	Chudenko Corp.	127,600	2,498
	TPR Co. Ltd.	195,629	2,493
	Ichigo Office REIT Investment Corp.	3,291	2,493
	Nitta Corp.	108,200	2,480
	TOMONY Holdings Inc.	927,000	2,477
	GLOBERIDE Inc.	68,400	2,475
	Maruha Nichiro Corp.	109,500	2,470
	Bank of Nagoya Ltd.	115,512	2,457
	Morita Holdings Corp.	194,966	2,453
	77 Bank Ltd.	240,300	2,451
	Yokowo Co. Ltd.	110,237	2,450
	Hiday Hidaka Corp.	170,619	2,437
	Tokyu Construction Co. Ltd.	344,700	2,437
	Kyoritsu Maintenance Co. Ltd.	64,600	2,421
	Tokyotokeiba Co. Ltd.	60,900	2,413
	Maruwa Co. Ltd.	21,500	2,410
	Meidensha Corp.	114,487	2,410
	Hokuriku Electric Power Co.	504,000	2,400
	Nippon Densetsu Kogyo Co. Ltd.	153,903	2,372
	Daihen Corp.	56,651	2,365
	United Super Markets Holdings Inc.	256,350	2,340
*,1	euglena Co. Ltd.	329,100	2,333
	Fuso Chemical Co. Ltd.	50,300	2,316
	Shinmaywa Industries Ltd.	283,168	2,314

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Starts Corp. Inc.	96,215	2,312
	Nagaileben Co. Ltd.	112,400	2,310
	San-Ai Oil Co. Ltd.	177,200	2,309
*,1	Chiyoda Corp.	626,900	2,292
*,1	giftee Inc.	67,704	2,289
	Star Asia Investment Corp.	4,308	2,285
*,1	Change Inc.	126,400	2,278
	JCU Corp.	56,300	2,261
	Tokai Tokyo Financial Holdings Inc.	647,600	2,245
*	Nippon Sheet Glass Co. Ltd.	400,500	2,238
	Strike Co. Ltd.	58,914	2,223
	MCJ Co. Ltd.	196,800	2,216
	Kameda Seika Co. Ltd.	56,200	2,198
[1]	Financial Products Group Co. Ltd.	378,900	2,193
	Optex Group Co. Ltd.	171,900	2,189
[1]	Mirai Corp.	4,728	2,183
	Hokkaido Electric Power Co. Inc.	522,000	2,169
	Mitani Sekisan Co. Ltd.	33,500	2,126
	Saibu Gas Holdings Co. Ltd.	103,673	2,117
	Autobacs Seven Co. Ltd.	163,200	2,111
	BML Inc.	60,000	2,109
[1]	Pharma Foods International Co. Ltd.	93,016	2,108
[1]	Kura Sushi Inc.	64,300	2,080
	Sanki Engineering Co. Ltd.	164,667	2,074
	Hioki EE Corp.	29,400	2,053
	Megmilk Snow Brand Co. Ltd.	106,100	2,053
	Awa Bank Ltd.	110,100	2,051
	Nippon Seiki Co. Ltd.	203,532	2,048
	Senshu Ikeda Holdings Inc.	1,442,000	2,026
	Prima Meat Packers Ltd.	85,788	2,016
	H2O Retailing Corp.	251,200	2,006
	Gree Inc.	237,800	2,006
[1]	Aruhi Corp.	172,926	2,005
	Daikyonishikawa Corp.	332,900	2,001
	Zenrin Co. Ltd.	212,750	1,962
	Nichi-iko Pharmaceutical Co. Ltd.	258,302	1,961
	S-Pool Inc.	175,360	1,961
	Nextage Co. Ltd.	106,600	1,954
	Nissha Co. Ltd.	118,560	1,942
	Tocalo Co. Ltd.	158,100	1,939
	Tsugami Corp.	141,000	1,938
	Anicom Holdings Inc.	246,300	1,920
	Kissei Pharmaceutical Co. Ltd.	95,800	1,916
	Arata Corp.	53,859	1,907
*	MedPeer Inc.	63,200	1,899
		Shares	Market Value• ($000)
	ValueCommerce Co. Ltd.	48,000	1,894
	Hyakujushi Bank Ltd.	146,300	1,893
	COLOPL Inc.	261,400	1,889
*	M&A Capital Partners Co. Ltd.	33,300	1,878
	Hokkoku Financial Holdings Inc.	107,551	1,875
	Midac Holdings Co. Ltd.	39,410	1,874
	Sodick Co. Ltd.	242,978	1,873
	Unipres Corp.	229,380	1,871
	St. Marc Holdings Co. Ltd.	139,100	1,870
	Monogatari Corp.	29,740	1,853
	Jaccs Co. Ltd.	69,400	1,851
	Toho Bank Ltd.	1,031,464	1,846
	Onward Holdings Co. Ltd.	618,856	1,830
	LITALICO Inc.	60,400	1,824
	Saizeriya Co. Ltd.	67,421	1,820
	SAMTY Co. Ltd.	81,100	1,803
	Japan Securities Finance Co. Ltd.	235,141	1,795
	Comture Corp.	65,900	1,787
	Macromill Inc.	253,100	1,784
[1]	Tamura Corp.	253,900	1,745
	Daibiru Corp.	123,443	1,718
*	Leopalace21 Corp.	791,500	1,705
	SBS Holdings Inc.	47,700	1,697
	Yokogawa Bridge Holdings Corp.	83,600	1,685
	Pasona Group Inc.	60,000	1,676
	One REIT Inc.	623	1,671
	Fujimori Kogyo Co. Ltd.	40,500	1,665
	Towa Corp.	76,365	1,663
	Max Co. Ltd.	104,100	1,658
	Ryobi Ltd.	157,787	1,654
	Mochida Pharmaceutical Co. Ltd.	56,500	1,648
	Token Corp.	19,886	1,622
	Futaba Corp.	238,232	1,620
	Shizuoka Gas Co. Ltd.	153,400	1,618
	Intage Holdings Inc.	95,700	1,616
	Hyakugo Bank Ltd.	555,700	1,611
	Usen-Next Holdings Co. Ltd.	54,600	1,607
	Riso Kagaku Corp.	75,684	1,597
	Sekisui Jushi Corp.	85,500	1,593
	Link And Motivation Inc.	150,500	1,590
	Hosiden Corp.	150,467	1,586
	Prestige International Inc.	227,400	1,559
	Nichicon Corp.	164,483	1,557
[1]	Nishimatsuya Chain Co. Ltd.	121,800	1,554
	Roland Corp.	37,800	1,554
	Nissin Electric Co. Ltd.	124,000	1,537
	North Pacific Bank Ltd.	741,800	1,535
	Sanyo Denki Co. Ltd.	26,400	1,517

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Megachips Corp.	47,781	1,511
	Japan Petroleum Exploration Co. Ltd.	82,300	1,498
	KYB Corp.	55,600	1,488
	Curves Holdings Co. Ltd.	189,608	1,477
	Shima Seiki Manufacturing Ltd.	76,300	1,467
	Giken Ltd.	38,100	1,454
	Bunka Shutter Co. Ltd.	149,000	1,452
	Zuken Inc.	37,500	1,446
	Bank of Iwate Ltd.	100,524	1,444
	Solasto Corp.	119,200	1,443
	Shibaura Machine Co. Ltd.	61,200	1,427
	T Hasegawa Co. Ltd.	58,400	1,426
	Future Corp.	48,200	1,410
	Sanyo Chemical Industries Ltd.	28,454	1,409
	Noritz Corp.	87,787	1,408
	Ringer Hut Co. Ltd.	72,600	1,408
	Eiken Chemical Co. Ltd.	83,300	1,400
*	SRE Holdings Corp.	20,096	1,396
	Kanto Denka Kogyo Co. Ltd.	151,500	1,394
	Japan Wool Textile Co. Ltd.	174,389	1,393
	Hirata Corp.	22,811	1,391
	Carta Holdings Inc.	64,500	1,386
	Mizuno Corp.	59,456	1,384
	Nissan Shatai Co. Ltd.	195,200	1,384
*,1	W-Scope Corp.	169,400	1,356
	Yamagata Bank Ltd.	189,385	1,351
	Aida Engineering Ltd.	148,306	1,346
	Nippon Signal Co. Ltd.	155,016	1,340
	Aeon Hokkaido Corp.	115,700	1,336
	Osaka Soda Co. Ltd.	52,200	1,327
	Raiznext Corp.	122,300	1,322
	Osaka Organic Chemical Industry Ltd.	44,100	1,321
	HI-LEX Corp.	82,500	1,319
	Kaga Electronics Co. Ltd.	47,900	1,317
	Noritsu Koki Co. Ltd.	62,900	1,308
	Nippon Ceramic Co. Ltd.	50,000	1,299
	Riken Keiki Co. Ltd.	46,500	1,290
	Yellow Hat Ltd.	77,900	1,269
	Maruzen Showa Unyu Co. Ltd.	41,400	1,264
	Insource Co. Ltd.	62,500	1,251
[1]	Starts Proceed Investment Corp.	595	1,250
	Furukawa Co. Ltd.	112,298	1,243
	Tokyo Electron Device Ltd.	20,300	1,232
	Airtrip Corp.	36,318	1,231
	Keiyo Bank Ltd.	311,800	1,214
		Shares	Market Value• ($000)
	FULLCAST Holdings Co. Ltd.	51,946	1,213
*	Atrae Inc.	56,816	1,211
	Belc Co. Ltd.	24,300	1,200
	Oyo Corp.	77,900	1,194
	Axial Retailing Inc.	37,430	1,190
[1]	Shoei Foods Corp.	34,400	1,186
	J Trust Co. Ltd.	226,400	1,184
	Fukushima Galilei Co. Ltd.	29,600	1,177
	Keihanshin Building Co. Ltd.	94,100	1,176
	Yuasa Trading Co. Ltd.	44,000	1,176
	Iino Kaiun Kaisha Ltd.	242,336	1,169
	Nippon Kanzai Co. Ltd.	48,100	1,168
	Direct Marketing MiX Inc.	30,400	1,166
	IDOM Inc.	170,100	1,165
	Nippon Pillar Packing Co. Ltd.	47,600	1,162
	SWCC Showa Holdings Co. Ltd.	59,500	1,159
	Daiichi Jitsugyo Co. Ltd.	24,900	1,158
	Ricoh Leasing Co. Ltd.	36,506	1,157
	Hamakyorex Co. Ltd.	41,700	1,156
	Star Micronics Co. Ltd.	87,798	1,152
	Trancom Co. Ltd.	16,400	1,151
	Avex Inc.	84,100	1,148
	Exedy Corp.	77,100	1,148
	Mitsui-Soko Holdings Co. Ltd.	57,252	1,148
	Restar Holdings Corp.	68,600	1,147
	Micronics Japan Co. Ltd.	86,500	1,145
	Nippon Koei Co. Ltd.	37,500	1,139
	Bell System24 Holdings Inc.	88,100	1,132
	Organo Corp.	17,800	1,131
*	Vision Inc.	84,065	1,128
	Relia Inc.	109,500	1,122
	Nippon Road Co. Ltd.	15,500	1,121
*	Nippon Chemi-Con Corp.	59,481	1,118
	Oiles Corp.	75,208	1,117
	Toho Titanium Co. Ltd.	105,900	1,115
	Argo Graphics Inc.	39,900	1,111
	Itochu Enex Co. Ltd.	125,400	1,106
	Plenus Co. Ltd.	64,900	1,105
	Takara Leben Real Estate Investment Corp.	1,129	1,101
[1]	Retail Partners Co. Ltd.	104,800	1,096
	Weathernews Inc.	15,000	1,095
[1]	Kisoji Co. Ltd.	58,260	1,094
	Sakata INX Corp.	113,300	1,094
	DyDo Group Holdings Inc.	22,944	1,093

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	80,000	1,093
	Nippon Carbon Co. Ltd.	28,100	1,085
	Shikoku Chemicals Corp.	87,600	1,077
	gremz Inc.	46,800	1,077
	Genky DrugStores Co. Ltd.	22,300	1,075
	Wakita & Co. Ltd.	118,600	1,073
	Konishi Co. Ltd.	68,900	1,072
	Nohmi Bosai Ltd.	58,400	1,071
	Base Co. Ltd.	25,300	1,070
	Kurabo Industries Ltd.	63,900	1,065
	Nitto Kogyo Corp.	71,588	1,065
	G-7 Holdings Inc.	58,200	1,065
	Fujibo Holdings Inc.	29,300	1,063
	Toyo Tanso Co. Ltd.	38,910	1,058
	ESPEC Corp.	51,908	1,053
	Kanematsu Electronics Ltd.	32,200	1,052
	VT Holdings Co. Ltd.	234,900	1,051
	Ishihara Sangyo Kaisha Ltd.	95,300	1,051
	MEC Co. Ltd.	38,100	1,049
	Toppan Forms Co. Ltd.	109,000	1,048
	Joshin Denki Co. Ltd.	50,326	1,048
	Nishio Rent All Co. Ltd.	42,200	1,044
	Arcland Sakamoto Co. Ltd.	69,300	1,037
	Infocom Corp.	53,940	1,036
	KeePer Technical Laboratory Co. Ltd.	35,936	1,036
	Takasago International Corp.	39,600	1,032
	Broadleaf Co. Ltd.	214,500	1,030
	Koa Corp.	76,100	1,029
	Chugoku Marine Paints Ltd.	132,300	1,024
	NS United Kaiun Kaisha Ltd.	32,500	1,024
[1]	Kansai Super Market Ltd.	62,800	1,021
	Doutor Nichires Holdings Co. Ltd.	70,737	1,015
	Pressance Corp.	61,148	1,013
	Teikoku Sen-I Co. Ltd.	55,984	1,009
	T-Gaia Corp.	56,500	1,007
[1]	Toa Corp.	45,800	1,005
	METAWATER Co. Ltd.	59,200	1,002
	RS Technologies Co. Ltd.	18,400	1,001
	Sanyo Special Steel Co. Ltd.	60,370	996
	Siix Corp.	89,800	995
*	Matsuya Co. Ltd.	104,100	994
	Matsuda Sangyo Co. Ltd.	33,000	986
	San ju San Financial Group Inc.	80,452	986
	Riso Kyoiku Co. Ltd.	235,600	984
		Shares	Market Value• ($000)
	Fujicco Co. Ltd.	58,605	984
	Taihei Dengyo Kaisha Ltd.	41,500	980
	Toyo Construction Co. Ltd.	195,600	979
	Alpen Co. Ltd.	40,000	976
	ARTERIA Networks Corp.	69,200	976
	Toho Zinc Co. Ltd.	35,678	975
	Mitsuboshi Belting Ltd.	54,700	972
	Sakai Moving Service Co. Ltd.	23,600	972
	Sinko Industries Ltd.	53,441	970
[1]	Tama Home Co. Ltd.	47,000	969
	KFC Holdings Japan Ltd.	38,100	966
	Bank of the Ryukyus Ltd.	144,367	962
	Nippon Denko Co. Ltd.	297,590	961
[1]	Chilled & Frozen Logistics Holdings Co. Ltd.	64,600	957
	Uchida Yoko Co. Ltd.	22,600	956
	YAMABIKO Corp.	87,700	956
*,1	Open Door Inc.	43,200	955
	Chofu Seisakusho Co. Ltd.	52,700	952
	TechMatrix Corp.	60,000	951
	Obara Group Inc.	29,540	947
	Tsukishima Kikai Co. Ltd.	92,600	947
	Japan Pulp & Paper Co. Ltd.	28,000	945
	Fuji Co. Ltd.	53,400	941
	Hokuto Corp.	54,424	940
	Nippon Yakin Kogyo Co. Ltd.	38,679	935
	Doshisha Co. Ltd.	59,300	929
	Seikagaku Corp.	104,564	923
	Nittetsu Mining Co. Ltd.	16,000	922
	Tenma Corp.	38,700	922
	Hosokawa Micron Corp.	33,200	919
	Qol Holdings Co. Ltd.	61,699	917
	Elan Corp.	84,800	917
	Tokai Corp.	47,400	912
	Piolax Inc.	63,200	909
	Tokyo Kiraboshi Financial Group Inc.	70,266	909
	SKY Perfect JSAT Holdings Inc.	242,500	909
	Nippon Thompson Co. Ltd.	176,400	908
	Modec Inc.	52,588	905
	Daiken Corp.	41,200	900
[1]	V-Cube Inc.	58,665	887
	Aomori Bank Ltd.	51,361	886
	Belluna Co. Ltd.	126,200	886
	V Technology Co. Ltd.	23,500	886
	I'll Inc.	59,700	886
	Torii Pharmaceutical Co. Ltd.	34,100	885

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Shin-Etsu Polymer Co. Ltd.	97,700	882
	Katakura Industries Co. Ltd.	57,900	880
	Marudai Food Co. Ltd.	59,118	879
	Bando Chemical Industries Ltd.	113,000	873
	Tachi-S Co. Ltd.	72,100	873
	Tokushu Tokai Paper Co. Ltd.	22,400	873
	Daito Pharmaceutical Co. Ltd.	30,900	871
	Key Coffee Inc.	44,393	869
	Yokohama Reito Co. Ltd.	113,600	869
	Ines Corp.	59,200	865
	Union Tool Co.	25,300	855
*	Aoyama Trading Co. Ltd.	124,100	853
	Mimasu Semiconductor Industry Co. Ltd.	39,000	853
[1]	YA-MAN Ltd.	80,300	853
	Tsurumi Manufacturing Co. Ltd.	55,100	849
[1]	Taiko Pharmaceutical Co. Ltd.	119,237	847
	Asahi Diamond Industrial Co. Ltd.	137,622	846
	PAL GROUP Holdings Co. Ltd.	58,500	846
	Sintokogio Ltd.	128,500	844
	Alconix Corp.	55,814	841
	Marusan Securities Co. Ltd.	159,455	840
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,803	828
	Konoike Transport Co. Ltd.	75,600	827
	Pack Corp.	30,700	816
	Valqua Ltd.	40,400	815
	Yondoshi Holdings Inc.	53,700	815
*	Optim Corp.	51,838	815
	Samty Residential Investment Corp.	771	814
	Sinfonia Technology Co. Ltd.	70,200	809
	Grace Technology Inc.	88,406	809
	Miroku Jyoho Service Co. Ltd.	51,200	808
	Roland DG Corp.	30,700	806
	Tamron Co. Ltd.	34,300	806
	Hibiya Engineering Ltd.	47,800	804
	Sanyo Electric Railway Co. Ltd.	45,484	800
	Medical Data Vision Co. Ltd.	61,800	797
	Starzen Co. Ltd.	42,200	795
	Fukui Bank Ltd.	61,355	793
	J-Oil Mills Inc.	49,200	793
		Shares	Market Value• ($000)
	Daiwa Industries Ltd.	71,000	791
	Fujio Food Group Inc.	66,000	788
	Computer Engineering & Consulting Ltd.	65,970	785
	Dai-Dan Co. Ltd.	37,100	781
*	Kappa Create Co. Ltd.	64,088	779
	Shin Nippon Air Technologies Co. Ltd.	36,200	779
	Inageya Co. Ltd.	64,000	774
	Keiyo Co. Ltd.	106,300	774
	Komori Corp.	118,300	773
	GMO GlobalSign Holdings KK	18,778	773
*	PIA Corp.	22,200	772
	Mori Trust Hotel REIT Inc.	622	772
[1]	Media Do Co. Ltd.	20,521	771
	Eagle Industry Co. Ltd.	71,700	766
	Yukiguni Maitake Co. Ltd.	60,600	760
	JAC Recruitment Co. Ltd.	38,700	759
	Sinanen Holdings Co. Ltd.	24,700	758
	TOC Co. Ltd.	134,946	757
	JVCKenwood Corp.	436,740	753
[1]	Rock Field Co. Ltd.	50,968	752
	Meisei Industrial Co. Ltd.	126,000	751
	Arcland Service Holdings Co. Ltd.	37,800	750
	Koshidaka Holdings Co. Ltd.	122,308	749
	Geo Holdings Corp.	70,400	748
	Sakai Chemical Industry Co. Ltd.	40,109	747
[1]	Daikokutenbussan Co. Ltd.	13,100	746
	Sumitomo Densetsu Co. Ltd.	38,500	739
	Vector Inc.	65,100	739
	Ichikoh Industries Ltd.	148,566	737
	Miyazaki Bank Ltd.	40,793	735
	Hoosiers Holdings	118,700	732
	Shindengen Electric Manufacturing Co. Ltd.	20,500	730
	Komatsu Matere Co. Ltd.	90,800	727
	Tanseisha Co. Ltd.	88,300	724
[1]	Ryoyo Electro Corp.	34,642	721
	Aichi Steel Corp.	30,902	720
	Mitsui DM Sugar Holdings Co. Ltd.	40,400	718
	Takamatsu Construction Group Co. Ltd.	40,600	712
	Proto Corp.	57,600	711
	Aichi Bank Ltd.	23,504	710
	Kyokuyo Co. Ltd.	26,400	708
	Warabeya Nichiyo Holdings Co. Ltd.	36,100	708

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Poletowin Pitcrew Holdings Inc.	78,500	708
	Anest Iwata Corp.	88,700	707
	Matsuyafoods Holdings Co. Ltd.	22,100	707
	Nichiden Corp.	35,000	704
	Sun Frontier Fudousan Co. Ltd.	75,000	704
	Furuno Electric Co. Ltd.	65,700	703
	Sanshin Electronics Co. Ltd.	48,800	701
	Pacific Metals Co. Ltd.	38,608	700
	Shinko Shoji Co. Ltd.	87,100	700
	Kyoei Steel Ltd.	56,712	700
	Alpha Systems Inc.	18,200	695
	Tonami Holdings Co. Ltd.	17,600	695
	Denyo Co. Ltd.	40,000	694
	Enplas Corp.	25,953	688
	Okuwa Co. Ltd.	71,500	687
	Tosei Corp.	71,500	687
	Melco Holdings Inc.	16,600	686
[1]	Mie Kotsu Group Holdings Inc.	156,900	686
	Canon Electronics Inc.	49,794	685
	Riken Vitamin Co. Ltd.	41,700	685
	DKK Co. Ltd.	30,880	683
	Tachibana Eletech Co. Ltd.	50,534	683
	SB Technology Corp.	24,800	683
	WingArc1st Inc.	35,400	683
	Press Kogyo Co. Ltd.	234,000	682
	Japan Transcity Corp.	128,192	682
	Taki Chemical Co. Ltd.	12,300	681
	G-Tekt Corp.	54,500	679
	Nichireki Co. Ltd.	57,100	678
	Tosho Co. Ltd.	39,300	674
	Nissei ASB Machine Co. Ltd.	20,600	672
	Shin Nippon Biomedical Laboratories Ltd.	53,000	672
	Sumitomo Seika Chemicals Co. Ltd.	23,600	672
	Yonex Co. Ltd.	101,100	666
	Itochu-Shokuhin Co. Ltd.	14,400	665
	Okabe Co. Ltd.	109,835	660
	Sparx Group Co. Ltd.	254,600	660
*	BrainPad Inc.	13,719	659
	Oita Bank Ltd.	41,307	658
	Chubu Shiryo Co. Ltd.	68,600	656
	Aiphone Co. Ltd.	31,600	653
	WDB Holdings Co. Ltd.	20,712	653
	Hodogaya Chemical Co. Ltd.	15,300	652
		Shares	Market Value• ($000)
	Maxvalu Tokai Co. Ltd.	28,400	651
*	Oriental Shiraishi Corp.	275,894	651
	Sumida Corp.	56,109	649
	EM Systems Co. Ltd.	97,700	648
	Fukui Computer Holdings Inc.	17,900	646
	DKS Co. Ltd.	21,300	645
	Daido Metal Co. Ltd.	119,200	640
	Riken Technos Corp.	132,700	638
	Rheon Automatic Machinery Co. Ltd.	53,615	637
	Mitsubishi Research Institute Inc.	17,000	635
	Goldcrest Co. Ltd.	43,980	630
	Ehime Bank Ltd.	93,400	630
	Takara Leben Co. Ltd.	231,000	630
	Digital Holdings Inc.	40,945	628
	Aisan Industry Co. Ltd.	85,100	627
*	Istyle Inc.	180,200	627
	Shikoku Bank Ltd.	94,940	625
	Sumitomo Riko Co. Ltd.	95,800	624
	AOKI Holdings Inc.	102,004	623
[1]	Onoken Co. Ltd.	42,100	622
	Kamei Corp.	60,500	617
	Japan Medical Dynamic Marketing Inc.	32,118	617
	Futaba Industrial Co. Ltd.	156,600	613
	Cawachi Ltd.	31,400	612
	Stella Chemifa Corp.	24,200	608
	Vital KSK Holdings Inc.	90,700	605
	Shinwa Co. Ltd.	30,900	601
	Nippon Rietec Co. Ltd.	43,100	600
	World Holdings Co. Ltd.	24,000	599
	Kitanotatsujin Corp.	164,400	599
	Fujiya Co. Ltd.	28,900	598
	YAKUODO Holdings Co. Ltd.	28,300	598
[1]	Yamashin-Filter Corp.	98,613	597
	Mitsuba Corp.	106,024	593
*	Iseki & Co. Ltd.	40,887	591
	LEC Inc.	64,548	590
	TSI Holdings Co. Ltd.	193,600	587
	JM Holdings Co. Ltd.	35,700	586
	Teikoku Electric Manufacturing Co. Ltd.	46,000	585
	Enigmo Inc.	61,600	585
	Toyo Corp.	61,817	584
[1]	Raccoon Holdings Inc.	41,662	583
	Yurtec Corp.	99,400	582
	Chiyoda Integre Co. Ltd.	30,000	574

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	CONEXIO Corp.	44,800	574
	World Co. Ltd.	46,800	574
	Akita Bank Ltd.	44,500	566
	Fukuda Corp.	13,900	566
	CI Takiron Corp.	106,200	566
	Toenec Corp.	19,200	565
	Ryoden Corp.	35,500	562
	Marvelous Inc.	88,000	559
	Nichiban Co. Ltd.	34,300	558
	Nagatanien Holdings Co. Ltd.	30,400	557
	Riken Corp.	23,600	557
	Tekken Corp.	34,800	556
	Osaki Electric Co. Ltd.	112,600	555
	Xebio Holdings Co. Ltd.	59,708	555
	Ichiyoshi Securities Co. Ltd.	96,700	552
*	Kintetsu Department Store Co. Ltd.	24,500	548
	Halows Co. Ltd.	22,300	548
	Kyosan Electric Manufacturing Co. Ltd.	129,100	543
	Kanagawa Chuo Kotsu Co. Ltd.	17,700	542
	JDC Corp.	103,300	542
	Hakuto Co. Ltd.	31,500	538
[1]	Sanoh Industrial Co. Ltd.	60,600	537
	Icom Inc.	25,200	536
	Tayca Corp.	46,232	534
	ZIGExN Co. Ltd.	150,100	534
	Gakken Holdings Co. Ltd.	54,400	533
	Nippon Coke & Engineering Co. Ltd.	398,600	533
	K&O Energy Group Inc.	37,200	533
	Tokyo Energy & Systems Inc.	54,100	525
	Yorozu Corp.	49,976	522
	Happinet Corp.	39,600	521
	Fudo Tetra Corp.	32,820	521
	Amuse Inc.	26,700	520
	LIFULL Co. Ltd.	165,500	519
	Hito Communications Holdings Inc.	26,766	517
	Advan Group Co. Ltd.	60,400	516
	BRONCO BILLY Co. Ltd.	24,200	513
	Feed One Co. Ltd.	77,820	512
	Shinnihon Corp.	69,800	511
	Nippon Parking Development Co. Ltd.	403,300	510
	Optorun Co. Ltd.	24,900	505
	Nihon Chouzai Co. Ltd.	34,900	503
	Moriroku Holdings Co. Ltd.	29,100	499
	Koatsu Gas Kogyo Co. Ltd.	73,900	498
		Shares	Market Value• ($000)
	FIDEA Holdings Co. Ltd.	47,920	496
	Aichi Corp.	69,900	495
*	Unitika Ltd.	154,800	494
	Topy Industries Ltd.	46,979	493
	Dai Nippon Toryo Co. Ltd.	64,600	492
	Shibusawa Warehouse Co. Ltd.	25,309	492
	ES-Con Japan Ltd.	68,100	489
[1]	SRA Holdings	19,100	488
	CTS Co. Ltd.	69,742	487
	Arakawa Chemical Industries Ltd.	44,600	486
	Studio Alice Co. Ltd.	25,700	486
	ASKA Pharmaceutical Holdings Co. Ltd.	55,900	486
	Rokko Butter Co. Ltd.	33,000	483
	Neturen Co. Ltd.	90,200	482
	Nihon Nohyaku Co. Ltd.	102,400	481
	CMK Corp.	126,600	477
	Cosel Co. Ltd.	58,400	476
	Sankyo Seiko Co. Ltd.	93,397	475
	Ubicom Holdings Inc.	18,700	475
	Kenko Mayonnaise Co. Ltd.	35,300	474
	Kyodo Printing Co. Ltd.	20,600	474
*	Sagami Holdings Corp.	52,496	471
	Sankyo Tateyama Inc.	72,000	470
	Toyo Kanetsu KK	21,200	468
	Nissin Sugar Co. Ltd.	31,325	468
	Nitto Kohki Co. Ltd.	28,100	467
	Oro Co. Ltd.	13,967	462
	Chori Co. Ltd.	28,700	458
[1]	Kamakura Shinsho Ltd.	56,700	458
	Ebase Co. Ltd.	68,800	458
	France Bed Holdings Co. Ltd.	57,600	456
*,1	KNT-CT Holdings Co. Ltd.	30,900	454
	Yahagi Construction Co. Ltd.	67,700	454
	Torishima Pump Manufacturing Co. Ltd.	58,500	452
*	KLab Inc.	81,060	452
	Sanei Architecture Planning Co. Ltd.	28,800	450
	MTI Ltd.	70,000	448
	Central Security Patrols Co. Ltd.	18,595	447
	Tomoku Co. Ltd.	26,300	444
	FAN Communications Inc.	111,900	444
	Fuso Pharmaceutical Industries Ltd.	19,700	440

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hochiki Corp.	40,100	440
	Kurimoto Ltd.	30,800	440
	Krosaki Harima Corp.	10,600	439
	Maezawa Kyuso Industries Co. Ltd.	47,000	438
	Elematec Corp.	43,300	432
	Nissin Corp.	30,400	432
	Chiyoda Co. Ltd.	64,200	431
*	Fujita Kanko Inc.	20,300	430
	ST Corp.	30,300	430
	Nippon Beet Sugar Manufacturing Co. Ltd.	29,200	424
*	WATAMI Co. Ltd.	49,000	424
	Kanaden Corp.	46,900	423
	Ateam Inc.	29,200	423
	Japan Best Rescue System Co. Ltd.	41,965	423
	Bank of Saga Ltd.	33,500	422
	Fuji Pharma Co. Ltd.	43,800	422
	Toa Corp. (XTKS)	58,900	422
*	Akebono Brake Industry Co. Ltd.	206,583	418
	Achilles Corp.	36,300	418
[1]	Sourcenext Corp.	232,000	416
	Tatsuta Electric Wire and Cable Co. Ltd.	92,400	416
	Hokkaido Gas Co. Ltd.	30,800	413
	JSP Corp.	30,700	413
	I-PEX Inc.	22,900	412
	Kyokuto Securities Co. Ltd.	61,100	409
	Tochigi Bank Ltd.	261,512	406
	Towa Bank Ltd.	91,400	406
	Ministop Co. Ltd.	33,100	403
	ASAHI YUKIZAI Corp.	33,211	401
	Hisaka Works Ltd.	54,100	401
	Fixstars Corp.	58,700	400
	Kawada Technologies Inc.	11,500	398
	CAC Holdings Corp.	27,600	390
[1]	Asahi Co. Ltd.	33,500	389
	Shimizu Bank Ltd.	28,600	387
	Akatsuki Inc.	14,200	387
	Honeys Holdings Co. Ltd.	41,790	386
	Okura Industrial Co. Ltd.	20,700	383
	Toa Oil Co. Ltd.	15,400	382
	Chuo Spring Co. Ltd.	43,600	378
	Chukyo Bank Ltd.	32,600	378
	Taisei Lamick Co. Ltd.	15,600	376
	Yushin Precision Equipment Co. Ltd.	55,200	373
	Seika Corp.	25,800	372
	Foster Electric Co. Ltd.	51,985	371
	NEC Capital Solutions Ltd.	20,400	368
	Nihon Trim Co. Ltd.	11,900	365
		Shares	Market Value• ($000)
	Pronexus Inc.	39,035	364
	Mars Group Holdings Corp.	25,000	363
	Hokkan Holdings Ltd.	26,800	357
[1]	Nihon Tokushu Toryo Co. Ltd.	40,500	356
	Artnature Inc.	54,800	356
	Takaoka Toko Co. Ltd.	27,400	355
[1]	Tokyo Individualized Educational Institute Inc.	55,312	349
*,1	OSAKA Titanium Technologies Co. Ltd.	50,800	349
	JP-Holdings Inc.	155,400	346
	Sekisui Kasei Co. Ltd.	69,300	346
	PC Depot Corp.	84,840	342
*	Kourakuen Holdings Corp.	26,400	341
	Nippon Sharyo Ltd.	18,500	341
	Tsutsumi Jewelry Co. Ltd.	18,200	339
	Central Sports Co. Ltd.	15,675	334
*,1	FDK Corp.	36,714	331
*	Toho Co. Ltd.	24,500	329
	Godo Steel Ltd.	24,700	327
	Kojima Co. Ltd.	63,300	326
	Zuiko Corp.	41,300	319
[1]	Osaka Steel Co. Ltd.	31,000	317
	CMIC Holdings Co. Ltd.	23,900	311
*	Gurunavi Inc.	66,500	308
	Wowow Inc.	15,000	305
	Tv Tokyo Holdings Corp.	16,000	303
	Kanamic Network Co. Ltd.	56,600	301
	Aeon Fantasy Co. Ltd.	18,100	300
	Shimojima Co. Ltd.	29,900	297
	Ohara Inc.	24,388	297
*	Tokyo Base Co. Ltd.	46,700	290
	Nisso Corp.	44,600	283
	Corona Corp. Class A	34,900	280
	Taiho Kogyo Co. Ltd.	37,900	267
*	Japan Cash Machine Co. Ltd.	35,200	265
	Inaba Seisakusho Co. Ltd.	22,200	261
*	CHIMNEY Co. Ltd.	20,000	259
*	COOKPAD Inc.	123,500	258
	Fibergate Inc.	21,049	253
	Airport Facilities Co. Ltd.	48,700	249
[1]	Takihyo Co. Ltd.	15,800	247
*,1	Jamco Corp.	28,500	246
	Tokyo Rakutenchi Co. Ltd.	6,900	246
	Sac's Bar Holdings Inc.	50,650	245
[1]	Chuetsu Pulp & Paper Co. Ltd.	23,500	243
*,1	Heroz Inc.	14,100	238

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Daisyo Corp.	25,700	229
	Gecoss Corp.	29,900	226
	Furukawa Battery Co. Ltd.	16,055	224
	Takamiya Co. Ltd.	56,000	220
	Cleanup Corp.	43,800	214
*,1	Robot Home Inc.	82,100	203
	Linical Co. Ltd.	28,300	199
*	TerraSky Co. Ltd.	9,610	184
*	Right On Co. Ltd.	28,800	181
*,1	Edulab Inc.	12,600	178
	Nakayama Steel Works Ltd.	41,900	159
	Airtech Japan Ltd.	10,400	114
	Yamanashi Chuo Bank Ltd.	10,562	76
*	Mitsui E&S Holdings Co. Ltd.	3,800	19
*,1	Laox Co. Ltd.	9,900	16
	Invesco Office JREIT Inc.	47	9
			1,539,900
Jersey (0.0%)
*	Petrofac Ltd.	64,277	13
Kuwait (0.1%)
*	National Industries Group Holding SAK	4,979,493	4,528
*	Warba Bank KSCP	3,870,665	3,624
	Qurain Petrochemical Industries Co.	1,863,127	2,343
*	Kuwait International Bank KSCP	1,931,001	1,435
*	Alimtiaz Investment Group KSC	2,345,468	1,051
	Kuwait Projects Co. Holding KSCP	1,735,202	847
*	Integrated Holding Co. KCSC	451,360	561
*	Kuwait Projects Co Holding KSCP Rights Exp. 11/2/21	567,411	13
			14,402
Malaysia (0.8%)
	Inari Amertron Bhd.	8,766,200	8,212
	TIME dotCom Bhd.	4,198,200	4,581
	My EG Services Bhd.	17,008,600	4,279
	VS Industry Bhd.	10,883,950	4,159
	Frontken Corp. Bhd.	4,364,650	4,027
	Bursa Malaysia Bhd.	2,051,254	3,718
	Carlsberg Brewery Malaysia Bhd.	618,100	3,311
	D&O Green Technologies Bhd.	2,337,000	3,189
	Malaysian Pacific Industries Bhd.	269,200	3,105
	IGB REIT	6,976,000	2,830
	Sunway REIT	7,979,800	2,818
	Genting Plantations Bhd.	1,590,673	2,805
	Pentamaster Corp. Bhd.	2,124,850	2,754
	Kossan Rubber Industries Bhd.	4,796,000	2,739
		Shares	Market Value• ($000)
	Heineken Malaysia Bhd.	442,200	2,457
	ViTrox Corp. Bhd.	479,800	2,279
	Malakoff Corp. Bhd.	11,626,300	2,274
	Yinson Holdings Bhd.	1,458,200	2,062
	KPJ Healthcare Bhd.	7,488,500	2,060
	Sunway Bhd.	4,536,388	1,952
	Scientex Bhd.	1,616,800	1,821
	Axis REIT	3,690,600	1,703
	Mega First Corp. Bhd.	1,936,800	1,685
	UMW Holdings Bhd	1,926,300	1,586
	YTL Power International Bhd.	9,030,200	1,537
	Berjaya Sports Toto Bhd.	2,794,057	1,404
	UWC Bhd.	892,600	1,328
*	SP Setia Bhd. Group	3,475,300	1,308
*	Bumi Armada Bhd.	9,902,000	1,215
[2]	Lotte Chemical Titan Holding Bhd.	1,748,705	1,149
	Magnum Bhd.	2,115,492	1,103
	DRB-Hicom Bhd.	2,292,227	913
	AEON Credit Service M Bhd.	261,200	883
	Malaysia Building Society Bhd.	5,657,600	876
	Malaysian Resources Corp. Bhd.	7,777,538	771
	Padini Holdings Bhd.	954,100	724
*	Berjaya Corp. Bhd.	11,511,863	709
	BerMaz Auto Bhd.	1,701,440	665
	Syarikat Takaful Malaysia Keluarga Bhd.	688,500	660
*	Sapura Energy Bhd.	26,113,600	632
	Cahya Mata Sarawak Bhd.	1,574,900	545
	Leong Hup International Bhd.	3,434,200	543
*	Velesto Energy Bhd.	10,738,180	414
*	UEM Sunrise Bhd.	4,211,200	402
*	WCT Holdings Bhd.	2,331,051	350
	Muhibbah Engineering M Bhd.	806,300	186
*	Sunway Bhd. Warrants Exp. 10/3/24	385,748	41
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	2,470,020	39
[3]	Serba Dinamik Holdings Bhd.	321,400	27
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	878,820	15
*	Pos Malaysia Bhd.	75,000	13
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	430,554	9
			90,867

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
Mexico (0.4%)
	PLA Administradora Industrial S de RL de CV	3,570,363	5,001
	Corp. Inmobiliaria Vesta SAB de CV	2,754,042	4,794
[2]	Macquarie Mexico Real Estate Management SA de CV	3,652,902	4,358
	Bolsa Mexicana de Valores SAB de CV	2,124,166	4,069
	Prologis Property Mexico SA de CV	1,705,203	3,925
	Regional SAB de CV	743,792	3,891
*	Alsea SAB de CV	1,823,200	3,827
*	Genomma Lab Internacional SAB de CV Class B	3,433,352	3,285
	La Comer SAB de CV	1,404,458	2,534
	Grupo Comercial Chedraui SA de CV	1,226,000	2,418
*,2	Grupo Traxion SAB de CV	1,216,781	2,105
*	Gentera SAB de CV	3,172,025	1,898
*,2	Nemak SAB de CV	5,927,548	1,368
	Grupo Herdez SAB de CV	582,183	1,071
*	Axtel SAB de CV	4,234,708	963
*	Unifin Financiera SAB de CV	527,529	810
	Grupo Rotoplas SAB de CV	468,168	646
*	Credito Real SAB de CV SOFOM ER	30,900	15
			46,978
Netherlands (1.1%)
	Arcadis NV	266,313	12,980
	Corbion NV	215,397	10,228
	APERAM SA	170,264	10,152
*	OCI NV	357,932	10,147
	SBM Offshore NV	574,453	9,070
	TKH Group NV GDR	159,110	9,064
	Boskalis Westminster	281,208	8,387
*,2	Basic-Fit NV	164,109	7,968
	PostNL NV	1,813,566	7,871
*,2	Intertrust NV	327,173	4,947
	Eurocommercial Properties NV	208,019	4,855
*,2	Alfen Beheer BV	38,714	4,361
*	Sligro Food Group NV	134,925	3,615
	AMG Advanced Metallurgical Group NV	121,770	3,592
*	Accell Group NV	86,866	3,581
[2]	Flow Traders	101,160	3,434
	NSI NV	78,918	3,163
*	Fugro NV	344,485	2,920
*	Koninklijke BAM Groep NV	915,183	2,656
*	TomTom NV	266,142	2,287
	Vastned Retail NV	49,109	1,400
		Shares	Market Value• ($000)
	Brunel International NV	53,114	730
[2]	B&S Group Sarl	66,550	601
	ForFarmers NV	80,814	385
	Wereldhave NV	6,404	99
*,3	SNS Reaal	96,364	—
			128,493
New Zealand (0.8%)
	Summerset Group Holdings Ltd.	880,042	9,156
	EBOS Group Ltd.	326,611	8,491
	Chorus Ltd.	1,720,766	7,858
	Goodman Property Trust	4,300,012	7,668
	Freightways Ltd.	670,735	6,228
	Precinct Properties New Zealand Ltd.	4,540,207	5,435
	Z Energy Ltd.	2,036,173	5,255
	Genesis Energy Ltd.	2,157,457	5,041
	Argosy Property Ltd.	3,894,586	4,359
	Vital Healthcare Property Trust	1,646,233	3,457
	Kathmandu Holdings Ltd.	2,832,489	3,226
*	Pushpay Holdings Ltd.	2,141,614	2,920
	Stride Property Group	1,412,455	2,408
	Arvida Group Ltd.	1,618,120	2,314
	Skellerup Holdings Ltd.	491,341	2,194
	Oceania Healthcare Ltd.	2,130,399	2,135
	Heartland Group Holdings Ltd.	1,215,999	2,047
	Vector Ltd.	688,322	2,019
*	Pacific Edge Ltd.	1,539,780	1,623
*	Serko Ltd.	219,463	1,230
	Scales Corp. Ltd.	286,330	1,100
*	Vista Group International Ltd.	590,147	1,070
*	Restaurant Brands New Zealand Ltd.	84,391	942
*	Tourism Holdings Ltd.	373,517	736
*	SKY Network Television Ltd.	356,745	485
*	Synlait Milk Ltd.	31,576	82
*	Arvida Group Ltd. Rights Exp.11/08/2021	246,289	26
			89,505
Norway (1.6%)
	Storebrand ASA	1,715,019	18,394
	Bakkafrost P/F	186,839	17,283
*	Nordic Semiconductor ASA	578,051	17,174
*	NEL ASA	5,068,977	10,732
	SpareBank 1 SR-Bank ASA	655,991	10,061
[2]	Entra ASA	391,241	9,766
	Kongsberg Gruppen ASA	291,037	9,551
	Borregaard ASA	381,222	9,257
	SpareBank 1 SMN	499,116	8,313

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Subsea 7 SA	866,882	7,782
*	Bank Norwegian ASA	567,864	7,043
*	Kahoot! ASA	1,065,602	6,389
	Atea ASA	327,626	6,122
	Veidekke ASA	402,906	5,806
*,2	Crayon Group Holding ASA	232,528	5,430
	Austevoll Seafood ASA	338,994	4,589
[2]	Elkem ASA	1,022,837	4,066
	TGS ASA	437,305	4,033
[2]	Sbanken ASA	343,173	4,026
	Frontline Ltd.	337,956	3,004
*	Grieg Seafood ASA	235,575	2,620
*	MPC Container Ships A/S	1,088,202	2,579
	Bonheur ASA	56,414	2,230
*	DNO ASA	1,312,878	1,914
	Sparebank 1 Oestlandet	79,193	1,305
[2]	BW LPG Ltd.	242,891	1,298
*	Hexagon Composites ASA	314,518	1,267
*	Wallenius Wilhelmsen ASA	273,516	1,253
	Stolt-Nielsen Ltd.	68,425	1,055
	Norway Royal Salmon ASA	42,862	902
	BW Offshore Ltd.	237,012	772
	Ocean Yield ASA	143,546	697
*	BW Energy Ltd.	163,122	534
			187,247
Pakistan (0.2%)
*	Lucky Cement Ltd.	790,241	3,572
	Hub Power Co. Ltd.	4,600,584	2,043
	Engro Corp. Ltd.	1,203,707	1,991
	MCB Bank Ltd.	1,860,210	1,783
	Searle Co. Ltd.	1,182,924	1,231
	TRG Pakistan	1,551,968	1,085
	Pakistan State Oil Co. Ltd.	944,998	1,051
	Pakistan Oilfields Ltd.	368,397	824
	Bank Alfalah Ltd.	3,815,256	810
	United Bank Ltd.	845,938	691
	Engro Fertilizers Ltd.	1,631,961	681
	Millat Tractors Ltd.	104,854	546
*	Fauji Cement Co. Ltd.	2,884,307	338
	DG Khan Cement Co. Ltd.	613,586	316
	SUI Northern Gas Pipeline	1,365,443	315
*	National Bank of Pakistan	1,415,000	284
	Kot Addu Power Co. Ltd.	797,108	130
*	SUI Southern Gas Co. Ltd.	292,369	18
	Nishat Mills Ltd.	30,200	16
			17,725
Philippines (0.3%)
	AC Energy Corp.	21,052,000	5,132
	Security Bank Corp.	1,875,249	4,499
		Shares	Market Value• ($000)
*	Converge Information and Communications Technology Solutions Inc.	5,370,600	3,396
	Robinsons Retail Holdings Inc.	2,401,150	2,964
	Wilcon Depot Inc.	4,735,300	2,930
	Robinson's Land Corp.	8,458,297	2,859
*	Manila Water Co. Inc.	3,555,285	1,867
	Century Pacific Food Inc.	3,302,900	1,854
	First Gen Corp.	1,848,087	1,104
	Nickel Asia Corp.	9,826,874	1,070
	D&L Industries Inc.	5,706,000	955
	Vista Land & Lifescapes Inc.	10,577,100	792
	Filinvest Land Inc.	26,483,400	605
*	Cebu Air Inc.	519,080	456
*,2	CEMEX Holdings Philippines Inc.	16,558,435	407
			30,890
Poland (0.5%)
*	mBank SA	50,640	7,167
*	PGE Polska Grupa Energetyczna SA	2,565,519	6,313
*,1	Alior Bank SA	335,989	5,303
	Asseco Poland SA	215,165	5,299
[1]	KRUK SA	62,066	5,177
*	Orange Polska SA	2,649,146	5,166
*	Grupa Lotos SA	322,551	5,014
*	Bank Millennium SA	1,928,986	4,428
*	Tauron Polska Energia SA	3,719,017	3,067
*,1	CCC SA	85,883	2,599
[1]	Kernel Holding SA	166,710	2,518
*,1	Jastrzebska Spolka Weglowa SA	169,345	2,204
*	AmRest Holdings SE	215,401	1,730
*	Enea SA	668,057	1,696
	Bank Handlowy w Warszawie SA	89,920	1,305
*	Grupa Azoty SA	128,641	961
	Warsaw Stock Exchange	75,126	828
[1]	Eurocash SA	266,375	658
	Ciech SA	70,883	631
*,3	CAPITEA SA	103,234	97
*	Mercator Medical SA	322	8
			62,169
Portugal (0.2%)
*	Banco Comercial Portugues SA Class R	29,194,034	5,267
	Navigator Co. SA	1,048,330	4,098
	CTT-Correios de Portugal SA	737,033	4,050
	REN - Redes Energeticas Nacionais SGPS SA	1,236,286	3,766
	NOS SGPS SA	913,301	3,563
	Sonae SGPS SA	2,707,324	2,980
	Altri SGPS SA	193,490	1,254

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Corticeira Amorim SGPS SA	89,764	1,250
*	Greenvolt-Energias Renovaveis SA	75,757	595
			26,823
Qatar (0.0%)
*	Gulf International Services QSC	4,082,207	2,065
	Al Meera Consumer Goods Co. QSC	256,746	1,382
	Medicare Group	364,165	847
			4,294
Romania (0.0%)
	Societatea Nationala Nuclearelectrica SA	145,074	1,462
	Teraplast SA	3,549,217	904
			2,366
Russia (0.1%)
[2]	Detsky Mir PJSC	2,390,633	4,621
	Mechel PJSC Preference Shares	576,200	2,411
	Samolet Group	30,568	2,118
	Novorossiysk Commercial Sea Port PJSC	16,380,500	1,795
*	Mechel PJSC	477,169	982
	LSR Group PJSC Class A	60,095	632
	Rosseti Lenenergo PJSC Preference Shares	253,200	629
	Cherkizovo Group PJSC	12,549	627
*	OGK-2 PJSC	54,519,850	539
	IDGC of Centre and Volga Region PJSC	134,240,000	505
	TGC-1 PJSC	2,060,900,000	323
*	ENEL RUSSIA PJSC	24,682,000	299
	Raspadskaya OJSC	33,040	201
	Bank St. Petersburg PJSC	10,040	13
			15,695
Saudi Arabia (0.4%)
	Aldrees Petroleum and Transport Services Co.	226,677	4,471
	Arriyadh Development Co.	564,206	4,004
*	National Agriculture Development Co.	280,920	2,659
	Leejam Sports Co. JSC	85,519	2,588
	Saudi Chemical Co. Holding	228,873	2,314
	Al Hammadi Co. for Development and Investment	193,203	2,181
*	Methanol Chemicals Co.	225,774	2,142
	National Gas & Industrialization Co.	131,380	2,068
		Shares	Market Value• ($000)
*	Aseer Trading Tourism & Manufacturing Co.	311,090	1,891
	Saudi Ceramic Co.	125,575	1,823
	Eastern Province Cement Co.	138,164	1,766
	Jadwa REIT Saudi Fund	421,072	1,640
*	Saudi Real Estate Co.	256,746	1,530
	Arabian Cement Co.	141,161	1,469
	Astra Industrial Group	110,612	1,273
	City Cement Co.	194,888	1,259
	United International Transportation Co.	93,094	1,248
*	Middle East Healthcare Co.	123,015	1,220
	Najran Cement Co.	223,452	1,125
*	Dur Hospitality Co.	116,375	1,109
*	Saudi Public Transport Co.	163,910	1,056
	Northern Region Cement Co.	249,952	991
	National Medical Care Co.	57,256	929
	Herfy Food Services Co.	52,149	911
*	Zamil Industrial Investment Co.	92,227	872
	Bawan Co.	68,299	722
*	Al Jouf Cement Co.	191,752	613
*	Tabuk Cement Co.	117,247	595
*	Mediterranean & Gulf Insurance & Reinsurance Co.	89,526	556
	Hail Cement Co.	131,718	519
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	84,105	497
			48,041
Singapore (0.7%)
	Frasers Centrepoint Trust	4,300,208	7,690
	Parkway Life REIT	1,734,181	5,998
	Keppel Infrastructure Trust	13,166,846	5,178
	Haw Par Corp. Ltd.	472,100	4,412
	Manulife US REIT	6,060,688	4,312
	Ascendas India Trust	4,072,400	4,207
	ARA LOGOS Logistics Trust	6,252,608	4,180
	ESR-REIT	10,734,429	3,826
	Raffles Medical Group Ltd.	3,677,184	3,740
	Starhill Global REIT	7,565,108	3,623
	CDL Hospitality Trusts	3,975,913	3,538
	First Resources Ltd.	2,500,529	3,299
	Keppel Pacific Oak US REIT	4,011,300	3,189
	iFAST Corp. Ltd.	494,500	3,181
	CapitaLand China Trust	3,409,799	3,088
	AIMS APAC REIT	2,657,800	2,838

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Cromwell European REIT	775,540	2,366
	OUE Commercial REIT	6,338,509	2,112
	Nanofilm Technologies International Ltd.	642,000	1,802
	Lendlease Global Commercial REIT	2,655,200	1,724
	AEM Holdings Ltd.	538,200	1,676
	SPH REIT	1,969,100	1,425
	Prime US REIT	1,583,869	1,369
	Far East Hospitality Trust	2,631,600	1,260
*	Thomson Medical Group Ltd.	19,788,100	1,248
	Sheng Siong Group Ltd.	1,153,400	1,216
	Riverstone Holdings Ltd.	1,721,300	1,099
	Sabana Industrial REIT	2,670,000	863
	Frasers Hospitality Trust	2,151,500	767
*,3	Best World International Ltd.	751,600	723
*	COSCO Shipping International Singapore Co. Ltd.	3,208,700	655
	Silverlake Axis Ltd.	2,018,829	479
	Bumitama Agri Ltd.	855,000	349
*,3	Eagle Hospitality Trust	2,004,300	275
	First REIT	1,397,872	274
	Asian Pay Television Trust	2,111,950	211
*	Hyflux Ltd.	1,145,286	178
*,1	Ezra Holdings Ltd.	4,500,399	37
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,195,796	—
			88,407
South Africa (0.7%)
	Transaction Capital Ltd.	2,308,289	6,657
	Ninety One plc	1,511,916	5,368
	Motus Holdings Ltd.	717,547	4,788
	AECI Ltd.	584,294	4,338
	Imperial Logistics Ltd.	849,109	3,468
	Super Group Ltd.	1,620,454	3,390
	JSE Ltd.	426,449	2,984
	KAP Industrial Holdings Ltd.	8,506,545	2,618
*,1	Steinhoff International Holdings NV	16,530,640	2,603
	Equites Property Fund Ltd.	1,900,592	2,533
	Vukile Property Fund Ltd.	3,018,014	2,408
	Investec Property Fund Ltd.	3,132,473	2,178
*	Thungela Resources Ltd.	443,982	2,112
	Omnia Holdings Ltd.	485,723	2,010
		Shares	Market Value• ($000)
	Hyprop Investments Ltd.	993,650	1,929
	Advtech Ltd.	1,459,291	1,833
	Reunert Ltd.	536,295	1,772
*	Bytes Technology Group plc	236,220	1,716
	Irongate Group	1,349,604	1,648
	DRDGOLD Ltd.	1,830,127	1,625
	DataTec Ltd.	573,467	1,562
	Astral Foods Ltd.	127,656	1,476
*	Tsogo Sun Gaming Ltd.	1,672,033	1,349
	MAS Real Estate Inc.	1,113,245	1,311
	Raubex Group Ltd.	574,858	1,229
*	Famous Brands Ltd.	249,213	1,205
	Zeder Investments Ltd.	5,782,404	1,201
*	Sun International Ltd.	569,134	1,198
	SA Corporate Real Estate Ltd.	8,506,936	1,189
*	Massmart Holdings Ltd.	271,193	1,113
*	EPP NV	1,253,329	983
	Cashbuild Ltd.	54,154	945
*	Attacq Ltd.	2,176,572	929
	Wilson Bayly Holmes-Ovcon Ltd.	121,725	846
*	Hosken Consolidated Investments Ltd.	167,457	792
*	Long4Life Ltd.	1,942,901	762
	Hudaco Industries Ltd.	84,261	758
*	Blue Label Telecoms Ltd.	1,662,282	604
*	Curro Holdings Ltd.	707,664	571
*,1	Brait plc	2,011,959	561
	Adcock Ingram Holdings Ltd.	167,060	534
	Alexander Forbes Group Holdings Ltd.	1,818,457	521
	Altron Ltd. Class A	600,611	431
	Emira Property Fund Ltd.	664,696	410
			80,458
South Korea (4.7%)
[1]	L&F Co. Ltd.	82,813	13,111
*	F&F Co. Ltd.	12,619	9,423
	Hansol Chemical Co. Ltd.	33,382	9,421
[1]	Wemade Co. Ltd.	58,848	9,209
*,1	Hyosung Advanced Materials Corp.	11,211	6,848
	DB HiTek Co. Ltd.	134,891	6,667
*	Kakao Games Corp.	94,215	6,440
	Iljin Materials Co. Ltd.	73,903	6,387
	SK Materials Co. Ltd.	17,905	5,861
[1]	Hyosung TNC Corp.	11,053	5,683
	Kolon Industries Inc.	73,960	5,659
	Meritz Fire & Marine Insurance Co. Ltd.	229,512	5,455

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	JYP Entertainment Corp.	120,190	5,406
	LEENO Industrial Inc.	35,863	5,256
[1]	Ecopro Co. Ltd.	59,852	5,146
*,1	Doosan Fuel Cell Co. Ltd.	112,247	5,039
*	SM Entertainment Co. Ltd.	74,467	5,017
[1]	WONIK IPS Co. Ltd.	142,720	4,953
	Douzone Bizon Co. Ltd.	69,782	4,871
	JB Financial Group Co. Ltd.	631,738	4,802
	Meritz Securities Co. Ltd.	1,192,517	4,765
	Youngone Corp.	123,825	4,739
*,1	Hyundai Rotem Co. Ltd.	237,405	4,597
[1]	CS Wind Corp.	75,342	4,498
*	Eubiologics Co. Ltd.	109,650	4,490
[1]	AfreecaTV Co. Ltd.	26,901	4,457
	Hyundai Elevator Co. Ltd.	106,566	4,425
	Com2uSCorp	39,908	4,397
*	Ecopro HN Co. Ltd.	46,765	4,355
	KIWOOM Securities Co. Ltd.	46,543	4,196
*,1	KMW Co. Ltd.	116,360	4,112
[1]	Dongjin Semichem Co. Ltd.	131,537	3,960
*	Genexine Inc.	67,701	3,807
*,1	HLB Life Science Co. Ltd.	296,846	3,801
*	Hugel Inc.	23,694	3,682
	Koh Young Technology Inc.	231,441	3,657
	Osstem Implant Co. Ltd.	34,270	3,633
	Daejoo Electronic Materials Co. Ltd.	40,235	3,619
	Daishin Securities Co. Ltd.	196,258	3,505
*	Cosmax Inc.	32,628	3,472
	Eo Technics Co. Ltd.	36,891	3,403
	LS Electric Co. Ltd.	67,016	3,392
*	Chabiotech Co. Ltd.	200,521	3,358
	Korean Reinsurance Co.	398,453	3,300
[1]	Chunbo Co. Ltd.	13,415	3,262
[1]	LX Semicon Co. Ltd.	33,454	3,146
*	GeneOne Life Science Inc.	146,234	3,143
*	CJ CGV Co. Ltd.	113,769	3,110
*,1	Foosung Co. Ltd.	176,076	3,023
	Kolmar Korea Co. Ltd.	78,940	3,018
	Soulbrain Co. Ltd.	13,277	2,980
	Meritz Financial Group Inc.	99,021	2,832
	Dongkuk Steel Mill Co. Ltd.	192,945	2,816
	Hanwha Systems Co. Ltd.	198,041	2,787
[1]	Chong Kun Dang Pharmaceutical Corp.	27,430	2,755
	LOTTE REIT Co. Ltd.	568,580	2,755
		Shares	Market Value• ($000)
*	Mezzion Pharma Co. Ltd.	20,377	2,736
*	CosmoAM&T Co. Ltd.	74,643	2,699
*	Innox Advanced Materials Co. Ltd.	73,642	2,678
	Hyosung Corp.	30,156	2,670
*	Hanall Biopharma Co. Ltd.	151,889	2,660
	KEPCO Engineering & Construction Co. Inc.	43,076	2,615
	Innocean Worldwide Inc.	51,027	2,569
	Green Cross Holdings Corp.	102,215	2,566
*,1	LegoChem Biosciences Inc.	66,066	2,550
*	SOLUM Co. Ltd.	111,721	2,515
	NICE Information Service Co. Ltd.	148,417	2,512
*	Kumho Tire Co. Inc.	543,922	2,487
*,1	Hyundai Bioscience Co. Ltd.	119,385	2,409
	SFA Engineering Corp.	79,620	2,408
*	ST Pharm Co. Ltd.	32,055	2,403
*,1	NEPES Corp.	79,869	2,402
*	Creative & Innovative System	150,394	2,376
*,1	Oscotec Inc.	89,911	2,307
*	Pharmicell Co. Ltd.	214,996	2,303
*	MedPacto Inc.	47,500	2,301
	Samwha Capacitor Co. Ltd.	46,688	2,274
*	Asiana Airlines Inc.	116,490	2,250
*	Hana Tour Service Inc.	31,227	2,232
	Seoul Semiconductor Co. Ltd.	172,787	2,213
	Taekwang Industrial Co. Ltd.	2,570	2,200
	Huchems Fine Chemical Corp.	96,923	2,197
*,1	GemVax & Kael Co. Ltd.	137,093	2,190
	Hyundai Greenfood Co. Ltd.	262,152	2,180
*,1	NKMax Co. Ltd.	97,238	2,177
	DongKook Pharmaceutical Co. Ltd.	113,161	2,175
*	Next Science Co. Ltd.	137,523	2,170
*	Amicogen Inc.	76,502	2,118
*,1	YG Entertainment Inc.	34,675	2,090
[1]	Dawonsys Co. Ltd.	72,875	2,055
[1]	Sebang Global Battery Co. Ltd.	28,980	2,037
*,1	Sam Chun Dang Pharm Co. Ltd.	50,402	2,036
*	Vaxcell-Bio Therapeutics Co. Ltd.	36,194	1,994
	Daewoong Co. Ltd.	72,559	1,966

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hanmi Semiconductor Co. Ltd.	71,241	1,964
	Daewoong Pharmaceutical Co. Ltd.	16,097	1,935
*	Cellivery Therapeutics Inc.	45,139	1,934
	Hyundai Home Shopping Network Corp.	31,675	1,901
[1]	Zinus Inc.	27,894	1,868
	Samyang Holdings Corp.	21,136	1,863
*	Hyosung Chemical Corp.	7,474	1,851
	Hanjin Transportation Co. Ltd.	61,986	1,845
*	Hanwha Investment & Securities Co. Ltd.	383,737	1,823
*	NHN KCP Corp.	36,633	1,797
*	ABLBio Inc.	94,862	1,738
*	Hanjin Heavy Industries & Construction Co. Ltd.	211,712	1,736
	Hyundai Autoever Corp.	17,258	1,729
[1]	SK Discovery Co. Ltd.	42,004	1,715
[1]	Tesna Inc.	43,910	1,715
	PI Advanced Materials Co. Ltd.	43,963	1,703
	Park Systems Corp.	16,737	1,700
	Doosan Co. Ltd.	19,174	1,697
	LX International Corp.	72,346	1,686
	JR REIT XXVII	352,666	1,681
*	Duk San Neolux Co. Ltd.	35,836	1,666
	Ahnlab Inc.	23,594	1,657
*,1	Taihan Electric Wire Co. Ltd.	853,975	1,641
	MegaStudyEdu Co. Ltd.	24,787	1,632
*,1	Ananti Inc.	143,246	1,625
*,1	Ace Technologies Corp.	127,810	1,575
	Korea Electric Terminal Co. Ltd.	24,245	1,569
*	Lotte Tour Development Co. Ltd.	90,878	1,569
*	iNtRON Biotechnology Inc.	94,586	1,562
*	Humasis Co. Ltd.	112,655	1,560
*,1	Enzychem Lifesciences Corp.	26,818	1,531
[1]	Posco ICT Co. Ltd.	264,719	1,518
	KCC Glass Corp.	29,250	1,510
[1]	Bukwang Pharmaceutical Co. Ltd.	134,499	1,506
*	Eoflow Co. Ltd.	32,838	1,497
		Shares	Market Value• ($000)
	PharmaResearch Co. Ltd.	18,921	1,493
*	Vidente Co. Ltd.	119,074	1,480
	Poongsan Corp.	52,082	1,476
	Tokai Carbon Korea Co. Ltd.	13,770	1,473
[1]	Eugene Technology Co. Ltd.	38,088	1,452
	IS Dongseo Co. Ltd.	37,212	1,443
	Green Cross LabCell Corp.	17,329	1,437
*	Cellid Co. Ltd.	23,305	1,434
	Mcnex Co. Ltd.	38,455	1,431
	LIG Nex1 Co. Ltd.	35,448	1,421
	Daeduck Electronics Co. Ltd.	96,180	1,417
[1]	S&S Tech Corp.	44,851	1,416
*	TY Holdings Co. Ltd.	60,780	1,415
[1]	SIMMTECH Co. Ltd.	53,147	1,401
[1]	Korea Petrochemical Ind Co. Ltd.	8,757	1,392
	SL Corp.	49,368	1,391
	Hankook Shell Oil Co. Ltd.	5,803	1,387
[1]	DoubleUGames Co. Ltd.	25,203	1,385
*	Hyundai Electric & Energy System Co. Ltd.	70,279	1,335
*	Hyundai Construction Equipment Co. Ltd.	38,535	1,334
[1]	Daea TI Co. Ltd.	234,869	1,331
	Handsome Co. Ltd.	36,736	1,327
	Dentium Co. Ltd.	22,147	1,313
*	Binex Co. Ltd.	91,844	1,306
*,1	Webzen Inc.	55,962	1,295
*	Eyegene Inc.	64,156	1,280
	Daou Technology Inc.	63,731	1,275
*,1	Yungjin Pharmaceutical Co. Ltd.	316,309	1,270
[1]	RFHIC Corp.	46,465	1,251
*,1	G-treeBNT Co. Ltd.	89,071	1,249
*	UniTest Inc.	48,683	1,233
	Hyundai Corp.	77,360	1,221
*	Hancom Inc.	69,354	1,190
*	Hyosung Heavy Industries Corp.	20,498	1,185
	Daesang Corp.	57,798	1,182
*	Studio Dragon Corp.	15,985	1,181
	Korea United Pharm Inc.	28,052	1,172
*,1	CMG Pharmaceutical Co. Ltd.	354,833	1,171
*	SFA Semicon Co. Ltd.	212,389	1,154
	TK Corp.	113,487	1,143
*	DIO Corp.	35,057	1,133
[1]	L&C Bio Co. Ltd.	38,673	1,133
*	CrystalGenomics Inc.	192,591	1,132
	Interpark Corp.	196,437	1,127

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ilyang Pharmaceutical Co. Ltd.	44,081	1,125
*	OliX Pharmaceuticals Inc.	33,958	1,119
	ESR Kendall Square REIT Co. Ltd.	191,416	1,117
*	Korea Line Corp.	455,846	1,104
	Korea Asset In Trust Co. Ltd.	288,833	1,093
	Hankook & Co. Co. Ltd.	75,135	1,076
*	Modetour Network Inc.	47,716	1,056
*,1	KH Vatec Co. Ltd.	50,386	1,043
	LX Hausys Ltd.	17,333	1,034
	Yuanta Securities Korea Co. Ltd.	263,543	1,018
*	Lutronic Corp.	62,866	1,015
*,1	Naturecell Co. Ltd.	59,785	1,014
[1]	BH Co. Ltd.	63,006	1,012
	GOLFZON Co. Ltd.	8,289	1,005
*	Cafe24 Corp.	40,463	1,000
*	Shinsung E&G Co. Ltd.	491,246	996
*	Inscobee Inc.	354,014	994
*	Samsung Pharmaceutical Co. Ltd.	196,312	983
	Hanil Cement Co. Ltd.	59,370	983
	Boryung Pharmaceutical Co. Ltd.	78,446	969
	Tongyang Inc.	667,833	958
	Hansae Co. Ltd.	46,995	935
*,1	Anterogen Co. Ltd.	18,340	922
*	Jusung Engineering Co. Ltd.	93,435	900
*	Neowiz	39,657	895
	HDC Holdings Co. Ltd.	98,297	889
[1]	Shinsegae International Inc.	6,166	889
	KTB Investment & Securities Co. Ltd.	154,806	874
*	KH Feelux Co. Ltd.	332,432	864
	SNT Motiv Co. Ltd.	19,992	863
	Halla Holdings Corp.	19,666	859
[1]	JW Pharmaceutical Corp.	42,521	851
	Korea Real Estate Investment & Trust Co. Ltd.	419,928	842
*	Solid Inc.	146,704	839
	Dong-A ST Co. Ltd.	13,374	835
[1]	Partron Co. Ltd.	103,527	831
*	Hanwha General Insurance Co. Ltd.	214,277	830
*	Komipharm International Co. Ltd.	107,469	828
	TES Co. Ltd.	35,896	821
	SK Securities Co. Ltd.	967,085	814
*,1	Medipost Co. Ltd.	41,682	813
		Shares	Market Value• ($000)
*,1	Kuk-il Paper Manufacturing Co. Ltd.	220,172	811
*,1	Insun ENT Co. Ltd.	77,948	810
*	S-MAC Co. Ltd.	813,222	810
	Youlchon Chemical Co. Ltd.	42,046	793
	Young Poong Corp.	1,335	784
*	Gamevil Inc.	12,312	784
	Nature Holdings Co. Ltd.	27,859	784
*	Sambu Engineering & Construction Co. Ltd.	437,208	780
	NICE Holdings Co. Ltd.	53,276	771
	Huons Co. Ltd.	17,663	766
*	Sangsangin Co. Ltd.	99,755	765
	KUMHOE&C Co. Ltd.	73,765	762
	Huons Global Co. Ltd.	17,886	756
	Orion Holdings Corp.	54,843	752
	LF Corp.	47,710	748
[1]	LOTTE Himart Co. Ltd.	31,381	746
	Dong-A Socio Holdings Co. Ltd.	8,157	739
	NS Shopping Co. Ltd.	62,013	739
*	Seojin System Co. Ltd.	24,837	735
[1]	ITM Semiconductor Co. Ltd.	18,203	727
	SK Gas Ltd.	6,136	725
	Mirae Asset Life Insurance Co. Ltd.	196,948	720
	InBody Co. Ltd.	30,586	712
	Dongwon Industries Co. Ltd.	3,620	706
	HS Industries Co. Ltd.	121,990	703
*	Grand Korea Leisure Co. Ltd.	50,231	702
	KISWIRE Ltd.	29,628	698
	Harim Holdings Co. Ltd.	81,455	676
	Jeil Pharmaceutical Co. Ltd.	23,196	675
	i-SENS Inc.	23,454	673
	Daishin Securities Co. Ltd. Preference Shares	41,378	672
	Songwon Industrial Co. Ltd.	43,395	667
	Sungwoo Hitech Co. Ltd.	127,257	658
	Seah Besteel Corp.	35,155	652
	INTOPS Co. Ltd.	32,450	647
	Binggrae Co. Ltd.	13,349	637
	Advanced Process Systems Corp.	31,225	635
	Namyang Dairy Products Co. Ltd.	1,602	629
	Vieworks Co. Ltd.	18,309	622
	Namhae Chemical Corp.	53,954	620

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nexen Tire Corp.	93,392	605
*	Eutilex Co. Ltd.	27,484	590
	Youngone Holdings Co. Ltd.	14,523	585
	iMarketKorea Inc.	61,379	578
	Chongkundang Holdings Corp.	8,077	567
	OptoElectronics Solutions Co. Ltd.	19,758	566
*	AbClon Inc.	40,110	554
	Kwang Dong Pharmaceutical Co. Ltd.	83,083	553
	Cuckoo Homesys Co. Ltd.	14,684	548
	Kolon Corp.	17,878	543
	Hansol Paper Co. Ltd.	43,926	543
	Tongyang Life Insurance Co. Ltd.	92,674	542
[3]	Green Cross Cell Corp.	16,350	540
	Dongwon F&B Co. Ltd.	3,059	538
	Samyang Corp.	9,195	538
*,1	STCUBE	74,225	526
	Samchully Co. Ltd.	6,409	518
	Seobu T&D	69,127	518
	Hyundai Bioland Co. Ltd.	29,899	512
	ENF Technology Co. Ltd.	20,641	512
*	Aprogen pharmaceuticals Inc.	579,812	508
	Eugene Investment & Securities Co. Ltd.	155,434	507
	Taeyoung Engineering & Construction Co. Ltd.	53,202	506
	Maeil Dairies Co. Ltd.	8,362	505
	KC Tech Co. Ltd.	25,990	501
*	Peptron Inc.	48,161	459
	KISCO Corp.	59,444	458
*,1	Soulbrain Holdings Co. Ltd.	12,112	454
*	SCM Lifescience Co. Ltd.	25,791	442
	LG HelloVision Co. Ltd.	73,933	438
	Woongjin Thinkbig Co. Ltd.	152,463	437
	BGF Co. Ltd.	88,189	420
[1]	F&F Holdings Co. Ltd.	12,502	419
	DB Financial Investment Co. Ltd.	68,332	415
*	Wonik Holdings Co. Ltd.	92,558	413
	Lotte Confectionery Co. Ltd.	3,730	411
*,1	Namsun Aluminum Co. Ltd.	155,389	391
*	Hansol Technics Co. Ltd.	66,760	387
		Shares	Market Value• ($000)
	Eusu Holdings Co. Ltd.	75,588	386
*	Lock&Lock Co. Ltd.	42,729	384
	Sung Kwang Bend Co. Ltd.	48,276	380
	Toptec Co. Ltd.	50,666	380
	Kyobo Securities Co. Ltd.	50,102	377
	Humedix Co. Ltd.	15,501	368
	Dae Han Flour Mills Co. Ltd.	2,609	367
*	Dongsung Pharmaceutical Co. Ltd.	47,925	365
	ICD Co. Ltd.	33,810	363
*	CJ Freshway Corp.	12,744	360
	Kolmar Korea Holdings Co. Ltd.	18,175	359
	Byucksan Corp.	112,419	353
	Cuckoo Holdings Co. Ltd.	18,165	351
	Hanil Holdings Co. Ltd.	28,780	344
*	Able C&C Co. Ltd.	51,601	339
	Lotte Food Co. Ltd.	1,024	335
	Aekyung Industrial Co. Ltd.	17,509	334
	KT Skylife Co. Ltd.	38,395	333
	Hyundai Livart Furniture Co. Ltd.	23,620	321
*	Interflex Co. Ltd.	28,626	318
	E1 Corp.	7,036	316
	AK Holdings Inc.	13,753	313
	Hansol Holdings Co. Ltd.	93,150	302
	SNT Dynamics Co. Ltd.	36,640	291
*	CUROCOM Co. Ltd.	242,813	289
	Sam Young Electronics Co. Ltd.	27,627	286
*	Sindoh Co. Ltd.	9,770	275
	Daekyo Co. Ltd.	70,719	263
	Daeduck Co. Ltd.	41,388	260
*	Coreana Cosmetics Co. Ltd.	68,106	249
	Dae Hwa Pharmaceutical Co. Ltd.	28,245	241
	Cell Biotech Co. Ltd.	14,419	220
*	SBS Media Holdings Co. Ltd.	122,676	217
*	Y2 Solution Co. Ltd.	147,206	154
*	Enzychem Lifesciences Rights Exp.12/17/2021	16,317	140
	Muhak Co. Ltd.	13,984	117
	KC Co. Ltd.	3,571	70
*	GeneOne Life Science Inc. Rights Exp. 11/25/2021	18,702	59
	SPC Samlip Co. Ltd.	580	38
*	Homecast Co. Ltd.	6,179	16
*	Telcon RF Pharmaceutical Inc.	3,871	11

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Cnk International Co. Ltd.	35,374	—
			565,777
Spain (1.1%)
*	Banco de Sabadell SA	20,567,760	16,553
	Acerinox SA	765,730	10,661
	Viscofan SA	140,513	9,608
	Grupo Catalana Occidente SA	176,405	6,265
*	Indra Sistemas SA	477,161	5,771
	CIE Automotive SA	206,223	5,613
	Applus Services SA	589,033	5,332
	Ebro Foods SA	260,640	5,173
	Laboratorios Farmaceuticos Rovi SA	72,132	5,061
*	Solaria Energia y Medio Ambiente SA	240,851	4,820
	Faes Farma SA	1,165,263	4,747
[2]	Unicaja Banco SA	4,385,322	4,692
	Sacyr SA (XMAD)	1,474,676	4,204
	Almirall SA	281,490	4,186
	Pharma Mar SA	52,195	4,060
	Zardoya Otis SA	467,458	3,759
	Cia de Distribucion Integral Logista Holdings SA	173,101	3,689
*	Melia Hotels International SA	448,329	3,309
*	Mediaset Espana Comunicacion SA	622,661	3,247
[2]	Neinor Homes SA	242,491	3,128
	Construcciones y Auxiliar de Ferrocarriles SA	68,667	3,025
	Prosegur Cia de Seguridad SA	858,179	2,435
*,2	Gestamp Automocion SA	413,743	1,850
[2]	Global Dominion Access SA	309,668	1,661
[2]	Aedas Homes SA	55,050	1,582
*	Ence Energia y Celulosa SA	550,349	1,416
*,1	Tecnicas Reunidas SA	145,344	1,314
	Fomento de Construcciones y Contratas SA	92,081	1,174
[2]	Metrovacesa SA	122,725	1,076
	Lar Espana Real Estate Socimi SA	172,407	1,050
*,1	Distribuidora Internacional de Alimentacion SA	52,288,405	956
*	Atresmedia Corp. de Medios de Comunicacion SA	212,316	866
*	NH Hotel Group SA (XMAD)	69,008	251
*,1,3	Let S Gowex SA	31,105	—
			132,534
Sweden (4.8%)
	Samhallsbyggnadsbolaget i Norden AB	3,632,797	24,353
[2]	Thule Group AB	391,096	22,598
		Shares	Market Value• ($000)
	Avanza Bank Holding AB	455,928	18,126
[2]	Dometic Group AB	1,168,921	17,049
	Fabege AB	977,257	16,542
*	Nordic Entertainment Group AB Class B	278,775	16,166
	Vitrolife AB	248,023	16,142
	AddTech AB Class B	686,346	15,355
	AddLife AB Class B	355,904	14,540
	BillerudKorsnas AB	653,203	13,682
	AAK AB	615,190	13,456
	Sectra AB Class B	506,280	12,321
	Nyfosa AB	725,722	12,249
	Wihlborgs Fastigheter AB	507,992	12,044
	Arjo AB Class B	870,056	11,865
[2]	Bravida Holding AB	771,582	11,606
	Nordnet AB publ	594,168	11,389
	JM AB	271,918	11,017
	AFRY AB	365,946	10,889
	Wallenstam AB Class B	606,823	10,651
	Hexpol AB	909,907	10,648
[1]	Kungsleden AB	748,662	10,296
	Bure Equity AB	206,620	9,591
	Nolato AB Class B	689,080	9,111
	Mips AB	75,094	9,092
	Peab AB Class B	701,565	8,818
	Instalco AB	162,918	8,661
*	SSAB AB Class B	1,697,685	8,485
	Axfood AB	345,658	8,475
	Intrum AB	280,384	7,959
*	SSAB AB Class A	1,358,272	7,740
	Loomis AB Class B	283,710	7,657
	Lindab International AB	227,856	7,465
	Biotage AB	217,160	7,027
	Corem Property Group AB Class B	2,113,541	7,015
*	Electrolux Professional AB Class B	901,254	6,963
	Catena AB	104,175	6,347
*	Pandox AB Class B	350,586	6,178
	Medicover AB Class B	201,697	6,115
	NCC AB Class B	351,544	6,091
	Mycronic AB	261,002	6,057
	Bilia AB Class A	317,946	5,654
	HMS Networks AB	93,483	5,338
	Concentric AB	163,760	4,820
	Hufvudstaden AB Class A	298,852	4,782
	Ratos AB Class B	810,566	4,667
	Troax Group AB	113,942	4,665
*	BICO Group AB Class B	88,538	4,440
*	Modern Times Group MTG AB Class B	356,650	4,090
	Vitec Software Group AB Class B	68,674	4,053
*	VNV Global AB	264,085	3,875
	Granges AB	346,289	3,777
	Bonava AB Class B	362,058	3,577
*,2	Boozt AB	208,384	3,510
	Betsson AB Class B	493,865	3,447

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Cint Group AB	216,827	3,280
	Atrium Ljungberg AB Class B	132,969	3,053
	Nobia AB	491,333	3,028
[2]	Resurs Holding AB	560,084	3,018
*	BHG Group AB	257,219	2,966
	Dios Fastigheter AB	238,514	2,775
*	Mekonomen AB	131,479	2,713
	Platzer Fastigheter Holding AB Class B	161,646	2,634
	SkiStar AB	122,289	2,551
	Systemair AB	245,988	2,374
[2]	Munters Group AB	305,843	2,263
*,1	SAS AB	12,975,339	2,258
*,1	Hansa Biopharma AB	183,755	2,088
	INVISIO AB	112,337	2,033
*,2	Attendo AB	445,597	1,915
*,1,2	Scandic Hotels Group AB	376,867	1,823
	Cloetta AB Class B	548,981	1,744
	Corem Property Group AB Preference Shares	42,814	1,636
	Fagerhult AB	202,319	1,621
	Investment AB Oresund	77,504	1,347
*	Karo Pharma AB	203,080	1,338
*,1	Collector AB	234,575	1,155
	Clas Ohlson AB Class B	102,908	1,108
*	Camurus AB	55,101	1,035
	Samhallsbyggnadsbolaget i Norden AB Class D	124,099	451
	NCC AB Class A	15,132	265
*	Annehem Fastigheter AB Class B	10,450	45
*,3	Ow Bunker A/S	24,023	—
			571,043
Switzerland (3.1%)
	Belimo Holding AG (Registered)	34,144	19,851
	Bachem Holding AG (Registered) Class B	23,188	18,665
	Siegfried Holding AG (Registered)	14,971	14,400
[2]	Galenica AG	169,566	12,420
*	Dufry AG (Registered)	220,229	11,660
	Comet Holding AG (Registered)	30,911	11,502
	Bucher Industries AG (Registered)	22,753	11,483
	Allreal Holding AG (Registered)	50,239	10,625
	Daetwyler Holding AG (Bearer)	27,191	10,578
	Interroll Holding AG (Registered)	2,110	10,237
*	Zur Rose Group AG	28,125	10,004
	Inficon Holding AG (Registered)	7,525	9,655
		Shares	Market Value• ($000)
	Vontobel Holding AG (Registered)	103,476	9,583
*	Idorsia Ltd.	427,295	8,797
	Softwareone Holding AG	359,838	8,338
	dormakaba Holding AG	10,930	8,101
	Mobimo Holding AG (Registered)	23,763	8,009
	Forbo Holding AG (Registered)	3,997	7,776
	SFS Group AG	57,600	7,758
[1]	Stadler Rail AG	168,659	7,407
	Kardex Holding AG (Registered)	23,814	7,345
	Cembra Money Bank AG	107,236	7,159
	Bystronic AG	4,881	6,711
[1]	Landis+Gyr Group AG	95,483	6,564
	Emmi AG (Registered)	6,214	6,484
	Huber + Suhner AG (Registered)	69,637	6,194
	Valiant Holding AG (Registered)	61,854	6,123
	Swissquote Group Holding SA (Registered)	28,900	5,862
	Burckhardt Compression Holding AG	13,350	5,623
*	Dottikon Es Holding AG (Registered)	14,647	5,379
	Schweiter Technologies AG (Bearer)	3,681	5,286
*,2	Sensirion Holding AG	34,742	5,007
*	Aryzta AG	3,825,351	5,002
	Zehnder Group AG	42,441	4,568
*,1	Meyer Burger Technology AG	9,527,616	4,547
	St. Galler Kantonalbank AG (Registered)	8,888	4,096
*	Komax Holding AG (Registered)	15,527	3,958
	VZ Holding AG	35,375	3,591
	LEM Holding SA (Registered)	1,377	3,338
*	Ascom Holding AG (Registered)	203,381	3,166
*	Valora Holding AG (Registered)	16,577	3,155
*,2	Medacta Group SA	17,325	2,901
	Bossard Holding AG (Registered) Class A	7,844	2,881
*	Bobst Group SA (Registered)	33,898	2,761
	Intershop Holding AG	4,376	2,737
	Bell Food Group AG (Registered)	8,264	2,653
	Arbonia AG	114,150	2,482
*,1	Basilea Pharmaceutica AG (Registered)	51,546	2,412

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Vetropack Holding AG Class A (Registered)	35,559	2,189
	ALSO Holding AG (Registered)	7,202	2,137
*	u-blox Holding AG	28,512	2,087
*	COSMO Pharmaceuticals NV	27,050	2,058
	Leonteq AG	30,496	2,019
*	Rieter Holding AG (Registered)	9,158	1,901
	EFG International AG	200,456	1,406
	Ypsomed Holding AG (Registered)	8,358	1,384
*	Autoneum Holding AG	7,410	1,160
*	Swiss Steel Holding AG	2,492,596	957
*	Implenia AG (Registered)	44,421	906
	Hiag Immobilien Holding AG	7,900	837
	VP Bank AG Class A	6,295	709
*	APG SGA SA	2,658	601
			365,185
Taiwan (7.4%)
	eMemory Technology Inc.	247,000	20,517
	Ruentex Development Co. Ltd.	6,352,535	16,213
	ASPEED Technology Inc.	121,437	12,182
	E Ink Holdings Inc.	3,601,708	11,940
	WPG Holdings Ltd.	5,449,137	10,180
	Elite Material Co. Ltd.	1,160,519	10,051
	Macronix International Co. Ltd.	6,926,386	9,800
	Chroma ATE Inc.	1,454,040	9,495
	Merida Industry Co. Ltd.	898,055	9,354
	Ruentex Industries Ltd.	2,319,844	9,053
	TA Chen Stainless Pipe	5,689,745	9,003
	Alchip Technologies Ltd.	238,000	8,841
	Phison Electronics Corp.	619,962	8,742
	Global Unichip Corp.	394,649	8,517
	Kinsus Interconnect Technology Corp.	953,282	8,389
	Tripod Technology Corp.	1,915,327	8,112
	Lien Hwa Industrial Holdings Corp.	4,020,363	8,073
	AP Memory Technology Corp.	411,154	7,998
	Gigabyte Technology Co. Ltd.	1,917,271	7,785
	Makalot Industrial Co. Ltd.	842,795	7,355
	Simplo Technology Co. Ltd.	669,631	7,214
		Shares	Market Value• ($000)
	Sinbon Electronics Co. Ltd.	856,066	7,083
	Elan Microelectronics Corp.	1,151,545	6,933
	ITEQ Corp.	1,453,870	6,730
	Qisda Corp.	5,868,000	6,556
	IBF Financial Holdings Co. Ltd.	11,421,876	6,534
	King Yuan Electronics Co. Ltd.	4,504,963	6,464
	Compeq Manufacturing Co. Ltd.	4,417,471	6,429
	Highwealth Construction Corp.	3,965,375	6,403
	Radiant Opto-Electronics Corp.	1,733,147	6,072
	Tong Hsing Electronic Industries Ltd.	620,572	5,910
	YFY Inc.	5,086,000	5,863
	King's Town Bank Co. Ltd.	3,875,193	5,786
*	Episil Technologies Inc.	1,041,350	5,729
	Chipbond Technology Corp.	2,440,852	5,666
*	China Petrochemical Development Corp.	12,969,330	5,651
	Great Wall Enterprise Co. Ltd.	2,913,035	5,624
	Poya International Co. Ltd.	313,671	5,618
	Tung Ho Steel Enterprise Corp.	3,675,150	5,342
	Faraday Technology Corp.	725,000	5,262
	Wafer Works Corp.	2,233,363	5,180
	Lotes Co. Ltd.	241,703	5,036
	Jentech Precision Industrial Co. Ltd.	371,698	4,944
	FLEXium Interconnect Inc.	1,415,140	4,903
	Bizlink Holding Inc.	523,651	4,840
	King Slide Works Co. Ltd.	313,675	4,820
	Taiwan Surface Mounting Technology Corp.	1,192,530	4,812
	Cheng Loong Corp.	3,920,920	4,804
	TXC Corp.	1,261,877	4,664
	ChipMOS Technologies Inc.	2,804,494	4,663
	Taichung Commercial Bank Co. Ltd.	10,785,042	4,637
	Pan Jit International Inc.	1,132,000	4,589
*	Medigen Vaccine Biologics Corp.	533,119	4,588
	Sigurd Microelectronics Corp.	2,152,822	4,550

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	HannStar Display Corp.	8,779,810	4,464
	International Games System Co. Ltd.	173,213	4,462
	Elite Semiconductor Microelectronics Technology Inc.	866,000	4,453
	Goldsun Building Materials Co. Ltd.	4,652,402	4,308
	Wisdom Marine Lines Co. Ltd.	1,823,241	4,292
	Nan Kang Rubber Tire Co. Ltd.	2,937,107	4,225
	CTCI Corp.	3,206,667	4,202
	Fitipower Integrated Technology Inc.	545,226	4,185
	Mitac Holdings Corp.	4,034,617	4,176
*	United Renewable Energy Co. Ltd.	4,823,129	4,155
	Shinkong Synthetic Fibers Corp.	6,060,416	4,112
*	Yieh Phui Enterprise Co. Ltd.	4,418,910	3,948
	Nantex Industry Co. Ltd.	1,339,000	3,937
	FocalTech Systems Co. Ltd.	679,258	3,915
	Grand Pacific Petrochemical	3,971,928	3,865
	Wistron NeWeb Corp.	1,377,495	3,846
	Topco Scientific Co. Ltd.	771,793	3,836
	WT Microelectronics Co. Ltd.	1,687,377	3,812
	USI Corp.	3,058,784	3,789
	Chung Hung Steel Corp.	3,001,000	3,786
	TCI Co. Ltd.	459,067	3,731
	Feng Hsin Steel Co. Ltd.	1,325,000	3,726
	International CSRC Investment Holdings Co.	4,243,997	3,670
	Advanced Energy Solution Holding Co. Ltd.	83,000	3,660
	Taiwan Union Technology Corp.	1,059,000	3,652
	Far Eastern Department Stores Ltd.	4,550,043	3,618
*	Microbio Co. Ltd.	1,574,342	3,577
	TSRC Corp.	3,070,046	3,541
	Coretronic Corp.	1,710,000	3,539
	Yulon Finance Corp.	579,170	3,514
	Fusheng Precision Co. Ltd.	509,000	3,455
	China Steel Chemical Corp.	766,853	3,408
	Hota Industrial Manufacturing Co. Ltd.	1,005,317	3,401
	Ardentec Corp.	1,586,851	3,400
	Standard Foods Taiwan Ltd.	1,800,708	3,357
		Shares	Market Value• ($000)
	Sitronix Technology Corp.	341,282	3,277
	Huaku Development Co. Ltd.	999,499	3,270
	General Interface Solution Holding Ltd.	932,000	3,262
	Century Iron & Steel Industrial Co. Ltd.	794,000	3,235
	Center Laboratories Inc.	1,351,163	3,232
	Clevo Co.	2,597,944	3,221
	Tainan Spinning Co. Ltd.	3,876,674	3,173
	SDI Corp.	526,000	3,146
	United Integrated Services Co. Ltd.	471,200	3,115
	RichWave Technology Corp.	298,200	3,101
	XinTec Inc.	632,000	3,087
	Chilisin Electronics Corp.	974,440	3,023
	Visual Photonics Epitaxy Co. Ltd.	586,455	2,977
	Pegavision Corp.	146,000	2,866
	Tong Yang Industry Co. Ltd.	2,348,919	2,856
	Nichidenbo Corp.	1,525,000	2,768
	Holtek Semiconductor Inc.	742,279	2,759
	Advanced Wireless Semiconductor Co.	476,192	2,746
	Solar Applied Materials Technology Corp.	1,510,691	2,723
	Gold Circuit Electronics Ltd.	1,136,280	2,722
*	RDC Semiconductor Co. Ltd.	189,000	2,709
	Merry Electronics Co. Ltd.	905,307	2,678
	Grape King Bio Ltd.	445,000	2,594
	UPC Technology Corp.	3,081,065	2,563
	Longchen Paper & Packaging Co. Ltd.	2,950,868	2,558
	Via Technologies Inc.	1,138,000	2,544
	Greatek Electronics Inc.	866,000	2,481
*	PharmaEssentia Corp.	707,204	2,470
	Taiwan Semiconductor Co. Ltd.	819,000	2,406
	Asia Vital Components Co. Ltd.	802,337	2,398
	Advanced Ceramic X Corp.	190,000	2,354
	LandMark Optoelectronics Corp.	357,600	2,301
*	Oriental Union Chemical Corp.	2,601,000	2,237
	Kenda Rubber Industrial Co. Ltd.	2,006,000	2,209

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Everlight Electronics Co. Ltd.	1,233,725	2,203
	ITE Technology Inc.	586,418	2,199
*	EirGenix Inc.	562,855	2,197
	ADATA Technology Co. Ltd.	728,915	2,184
	Taiwan Paiho Ltd.	698,183	2,174
	Adimmune Corp.	1,375,343	2,173
	Andes Technology Corp.	118,000	2,146
	Run Long Construction Co. Ltd.	995,128	2,144
	Silicon Integrated Systems Corp.	2,443,462	2,102
	President Securities Corp.	2,560,526	2,086
	TTY Biopharm Co. Ltd.	828,987	2,050
*	Shihlin Paper Corp.	825,578	2,039
	China General Plastics Corp.	1,520,717	2,033
	Universal Vision Biotechnology Co. Ltd.	175,000	2,005
	Global Brands Manufacture Ltd.	1,560,361	1,991
	Shin Zu Shing Co. Ltd.	550,224	1,974
*	Unitech Printed Circuit Board Corp.	2,994,672	1,953
	Charoen Pokphand Enterprise	678,000	1,950
	Arcadyan Technology Corp.	510,737	1,932
*	Asia Pacific Telecom Co. Ltd.	6,531,891	1,931
	Asia Optical Co. Inc.	603,000	1,925
	Asia Polymer Corp.	1,359,151	1,914
	Farglory Land Development Co. Ltd.	769,854	1,861
	Supreme Electronics Co. Ltd.	1,135,250	1,835
	Getac Holdings Corp.	968,000	1,823
	Taiwan Mask Corp.	632,540	1,818
	Sunplus Technology Co. Ltd.	1,353,000	1,805
	Co-Tech Development Corp.	667,000	1,801
	Taiwan Hon Chuan Enterprise Co. Ltd.	765,401	1,793
	Pan-International Industrial Corp.	1,210,595	1,769
	Hsin Kuang Steel Co. Ltd.	842,569	1,761
	Kinpo Electronics	3,758,196	1,758
	Sanyang Motor Co. Ltd.	1,772,037	1,727
	Pixart Imaging Inc.	301,920	1,716
	T3EX Global Holdings Corp.	366,000	1,700
		Shares	Market Value• ($000)
	Evergreen International Storage & Transport Corp.	1,726,502	1,686
*	TSEC Corp.	1,401,000	1,682
*	TaiMed Biologics Inc.	698,000	1,681
	Foxsemicon Integrated Technology Inc.	226,400	1,671
*	Taiwan TEA Corp.	2,215,293	1,663
	St. Shine Optical Co. Ltd.	156,419	1,662
*	Etron Technology Inc.	774,524	1,661
	OptoTech Corp.	1,070,406	1,657
	Global Mixed Mode Technology Inc.	204,199	1,655
	Sporton International Inc.	202,159	1,643
	Cleanaway Co. Ltd.	213,000	1,640
	O-Bank Co. Ltd.	5,805,000	1,628
	Holy Stone Enterprise Co. Ltd.	380,769	1,619
	Apex International Co. Ltd.	575,000	1,617
	Sensortek Technology Corp.	77,000	1,609
	Gudeng Precision Industrial Co. Ltd.	183,511	1,608
	Gourmet Master Co. Ltd.	340,789	1,608
	Tung Thih Electronic Co. Ltd.	221,000	1,605
	Primax Electronics Ltd.	846,000	1,570
	TPK Holding Co. Ltd.	1,023,000	1,565
	China Man-Made Fiber Corp.	4,276,384	1,564
	Cheng Uei Precision Industry Co. Ltd.	1,120,000	1,557
	Weltrend Semiconductor	532,753	1,557
	Ta Ya Electric Wire & Cable	1,726,231	1,538
	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,029,625	1,527
	PChome Online Inc.	292,082	1,525
	Prince Housing & Development Corp.	3,182,183	1,518
*	Mercuries Life Insurance Co. Ltd.	4,568,230	1,507
	Wah Lee Industrial Corp.	490,500	1,503
	Thinking Electronic Industrial Co. Ltd.	243,000	1,488
	Sercomm Corp.	644,000	1,476
	Chang Wah Electromaterials Inc.	1,211,000	1,473
	AmTRAN Technology Co. Ltd.	2,287,692	1,452
	Federal Corp.	1,463,505	1,416

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Cub Elecparts Inc.	228,609	1,408
	Chong Hong Construction Co. Ltd.	524,493	1,392
	Hotai Finance Co. Ltd.	438,000	1,391
	D-Link Corp.	1,870,407	1,379
	YC INOX Co. Ltd.	1,213,750	1,377
	Chunghwa Precision Test Tech Co. Ltd.	48,000	1,374
	KMC Kuei Meng International Inc.	188,000	1,370
*	CSBC Corp. Taiwan	1,721,956	1,352
	Taiwan Sakura Corp.	534,000	1,345
	Kindom Development Co. Ltd.	966,900	1,335
	AcBel Polytech Inc.	1,060,000	1,321
	AURAS Technology Co. Ltd.	228,000	1,311
	Nan Pao Resins Chemical Co. Ltd.	260,000	1,302
	Ginko International Co. Ltd.	178,710	1,297
	Sonix Technology Co. Ltd.	418,000	1,293
	Fittech Co. Ltd.	170,647	1,292
	TaiDoc Technology Corp.	205,000	1,290
	Taiwan Cogeneration Corp.	936,903	1,289
	Hannstar Board Corp.	849,438	1,276
	Kaimei Electronic Corp.	407,000	1,275
	Sunny Friend Environmental Technology Co. Ltd.	175,000	1,255
	Vivotek Inc.	466,699	1,242
	Systex Corp.	395,000	1,226
*	Phihong Technology Co. Ltd.	924,618	1,226
	Chicony Power Technology Co. Ltd.	488,000	1,225
	Dynapack International Technology Corp.	353,299	1,222
	Taiwan FamilyMart Co. Ltd.	131,000	1,219
	Cathay Real Estate Development Co. Ltd.	1,729,000	1,213
*	Orient Semiconductor Electronics Ltd.	1,355,197	1,213
	Chlitina Holding Ltd.	139,750	1,200
	Mercuries & Associates Holding Ltd.	1,430,612	1,192
	Taiwan PCB Techvest Co. Ltd.	704,102	1,189
	BES Engineering Corp.	3,657,468	1,157
*	Lealea Enterprise Co. Ltd.	2,773,849	1,154
		Shares	Market Value• ($000)
	Unizyx Holding Corp.	1,020,000	1,146
	Hu Lane Associate Inc.	231,500	1,121
	Innodisk Corp.	161,140	1,114
	Dimerco Express Corp.	358,792	1,113
	Chun Yuan Steel Industry Co. Ltd.	1,358,000	1,110
	CMC Magnetics Corp.	3,485,254	1,107
	CyberTAN Technology Inc.	1,157,571	1,104
*	Lingsen Precision Industries Ltd.	1,209,000	1,099
	Sincere Navigation Corp.	1,094,970	1,094
*	Chung Hwa Pulp Corp.	1,328,135	1,063
	Shin Foong Specialty & Applied Materials Co. Ltd.	162,469	1,061
	Fulgent Sun International Holding Co. Ltd.	284,270	1,054
	Formosa Sumco Technology Corp.	184,000	1,046
	Continental Holdings Corp.	1,149,000	1,042
	Elite Advanced Laser Corp.	517,607	1,040
	Everlight Chemical Industrial Corp.	1,121,649	1,034
	Test Research Inc.	504,371	1,015
	Lotus Pharmaceutical Co. Ltd.	299,000	1,011
	Wowprime Corp.	194,761	1,011
	Career Technology MFG. Co. Ltd.	1,105,584	997
	Speed Tech Corp.	325,000	994
	First Steamship Co. Ltd.	2,141,850	988
	Gloria Material Technology Corp.	1,279,023	977
	Chin-Poon Industrial Co. Ltd.	907,072	977
	Sinyi Realty Inc.	806,465	966
	Aten International Co. Ltd.	315,260	957
	Kuo Yang Construction Co. Ltd.	1,099,000	949
	Sampo Corp.	884,048	942
	Lung Yen Life Service Corp.	581,000	940
	Taiwan Styrene Monomer	1,435,579	938
	Tyntek Corp.	990,250	935
	Swancor Holding Co. Ltd.	263,000	934
	Adlink Technology Inc.	387,127	934
	Darfon Electronics Corp.	620,000	932
	Formosa International Hotels Corp.	173,841	930

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ennoconn Corp.	139,011	922
	Ton Yi Industrial Corp.	1,950,000	914
	Chia Hsin Cement Corp.	1,255,000	912
	Acter Group Corp. Ltd.	134,481	898
	Advanced International Multitech Co. Ltd.	314,000	894
	Wei Chuan Foods Corp.	1,083,835	891
	YungShin Global Holding Corp.	567,647	889
	Xxentria Technology Materials Corp.	362,776	882
	Ho Tung Chemical Corp.	2,351,362	881
	Hung Sheng Construction Ltd.	1,004,620	872
*	Shining Building Business Co. Ltd.	2,176,675	869
	Soft-World International Corp.	268,520	868
	Radium Life Tech Co. Ltd.	2,284,910	865
	Flytech Technology Co. Ltd.	327,845	859
	Rexon Industrial Corp. Ltd.	355,000	855
	Topkey Corp.	182,000	848
	Kinik Co.	310,000	843
	Kung Long Batteries Industrial Co. Ltd.	166,000	842
	Motech Industries Inc.	728,339	842
*	Ambassador Hotel	758,000	826
	Egis Technology Inc.	173,000	824
[1]	China Metal Products	711,515	819
	Bioteque Corp.	207,000	816
	Chief Telecom Inc.	79,000	811
	Namchow Holdings Co. Ltd.	463,000	805
	Test Rite International Co. Ltd.	919,725	801
*	Li Peng Enterprise Co. Ltd.	2,107,915	787
	Altek Corp.	574,250	778
	Gemtek Technology Corp.	787,115	776
*	Gigastorage Corp.	834,627	752
	Zeng Hsing Industrial Co. Ltd.	136,000	746
	Machvision Inc.	88,157	745
	Depo Auto Parts Ind Co. Ltd.	365,313	739
	Syncmold Enterprise Corp.	287,750	731
	Sunonwealth Electric Machine Industry Co. Ltd.	526,000	729
	Firich Enterprises Co. Ltd.	601,878	696
	Gamania Digital Entertainment Co. Ltd.	334,000	694
		Shares	Market Value• ($000)
	Dyaco International Inc.	293,000	685
	Taiflex Scientific Co. Ltd.	391,594	672
*	Medigen Biotechnology Corp.	341,680	670
*	Ritek Corp.	1,890,048	666
	Formosan Rubber Group Inc.	809,089	657
	ScinoPharm Taiwan Ltd.	730,891	652
*	AGV Products Corp.	1,780,425	651
	China Chemical & Pharmaceutical Co. Ltd.	818,000	650
	Savior Lifetec Corp.	865,728	637
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	627
	TA-I Technology Co. Ltd.	270,500	619
	HannsTouch Solution Inc.	1,417,329	607
	Taiyen Biotech Co. Ltd.	511,877	607
	Bank of Kaohsiung Co. Ltd.	1,474,764	597
	Nan Liu Enterprise Co. Ltd.	133,000	589
	Huang Hsiang Construction Corp.	445,051	585
	Nidec Chaun-Choung Technology Corp.	97,000	585
	Alpha Networks Inc.	600,599	583
	Elitegroup Computer Systems Co. Ltd.	680,647	580
	Johnson Health Tech Co. Ltd.	276,283	580
	Rich Development Co. Ltd.	1,740,000	573
	Dynamic Electronics Co. Ltd.	751,004	568
	Quanta Storage Inc.	399,000	556
	KEE TAI Properties Co. Ltd.	1,167,740	551
*	Darwin Precisions Corp.	1,331,000	534
	Jih Sun Financial Holdings Co. Ltd.	1,140,000	533
	Kuo Toong International Co. Ltd.	683,662	527
	Posiflex Technology Inc.	156,822	514
*	Roo Hsing Co. Ltd.	1,633,000	496
	Rechi Precision Co. Ltd.	735,668	494
	Gigasolar Materials Corp.	65,600	479
	Yeong Guan Energy Technology Group Co. Ltd.	203,776	470
	IEI Integration Corp.	289,716	462

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hong Pu Real Estate Development Co. Ltd.	587,195	460
	PharmaEngine Inc.	216,102	459
	L&K Engineering Co. Ltd.	430,000	452
	FSP Technology Inc.	297,428	434
	Ichia Technologies Inc.	717,000	419
*	Brogent Technologies Inc.	90,293	411
	Infortrend Technology Inc.	786,885	406
	Sheng Yu Steel Co. Ltd.	337,000	405
	WUS Printed Circuit Co. Ltd.	396,555	405
*	ALI Corp.	394,281	404
	Senao International Co. Ltd.	349,000	400
*	Newmax Technology Co. Ltd.	265,000	393
	Cyberlink Corp.	116,076	378
	Iron Force Industrial Co. Ltd.	149,000	377
	Ability Enterprise Co. Ltd.	534,099	376
	Basso Industry Corp.	239,000	370
	CHC Healthcare Group	260,727	345
	Globe Union Industrial Corp.	620,675	343
	TYC Brother Industrial Co. Ltd.	467,710	336
*	Tong-Tai Machine & Tool Co. Ltd.	577,429	333
	China Electric Manufacturing Corp.	765,980	318
	Jess-Link Products Co. Ltd.	246,100	312
	GeneReach Biotechnology Corp.	108,097	310
*	Zinwell Corp.	425,099	302
*	Li Cheng Enterprise Co. Ltd.	426,892	299
	Toung Loong Textile Manufacturing	216,000	276
*,3	Pharmally International Holding Co. Ltd.	126,271	257
*	Unity Opto Technology Co. Ltd.	1,203,000	178
*	Taiwan Land Development Corp.	998,840	122
	Concraft Holding Co. Ltd.	2,997	6
*	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	—
*,3	E Ton Solar Tech Co. Ltd.	206,307	—
*,3	Xpec Entertainment Inc.	125,457	—
			883,220
		Shares	Market Value• ($000)
Thailand (1.3%)
[1]	KCE Electronics PCL	3,024,900	7,942
	Tisco Financial Group PCL	2,130,450	5,928
	Hana Microelectronics PCL	2,092,346	5,055
[1]	CPN Retail Growth Leasehold REIT	7,746,800	5,004
	Com7 PCL Class F	2,106,900	4,565
	Jasmine Broadband Internet Infrastructure Fund Class F	13,770,863	4,235
	Bangchak Corp. PCL	4,865,300	4,031
	Kiatnakin Bank PCL	2,087,005	3,781
[1]	Bangkok Commercial Asset Management PCL (XBKK)	6,449,500	3,698
	Supalai PCL	5,133,250	3,621
[1]	WHA Corp. PCL	35,410,492	3,614
[1]	Siam Global House PCL	5,329,707	3,286
	VGI PCL	15,880,109	3,192
[1]	Sri Trang Agro-Industry PCL	3,194,623	3,131
*,1	Central Plaza Hotel PCL	2,812,590	3,057
	Thanachart Capital PCL	2,830,795	3,011
	Bangkok Chain Hospital PCL	4,851,948	2,975
[1]	Chularat Hospital PCL Class F	24,804,360	2,849
[1]	Gunkul Engineering PCL	17,251,283	2,813
[1]	Amata Corp. PCL	4,440,997	2,736
	Jay Mart PCL	1,907,200	2,391
[1]	Quality Houses PCL	32,687,033	2,267
	JMT Network Services PCL Class F	1,483,300	2,186
[1]	CH Karnchang PCL	3,309,100	2,178
[1]	Dohome PCL	2,947,500	2,128
[1]	Sino-Thai Engineering & Construction PCL	4,608,815	1,921
[1]	CK Power PCL	12,116,431	1,850
[1]	Thonburi Healthcare Group PCL	1,758,300	1,790
[1]	Thoresen Thai Agencies PCL	5,030,541	1,763
[1]	Bangkok Land PCL	52,573,800	1,744
	Kerry Express Thailand PCL	1,485,500	1,703
	Mega Lifesciences PCL	1,186,600	1,668
	WHA Premium Growth Freehold & Leasehold REIT Class F	4,178,100	1,662
[1]	Thai Vegetable Oil PCL	1,753,800	1,650
	Thailand Future Fund	6,954,900	1,637

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	BTS Rail Mass Transit Growth Infrastructure Fund Class F	11,578,476	1,599
	AEON Thana Sinsap Thailand PCL	281,300	1,590
[1]	TTW PCL	4,459,100	1,572
[1]	TOA Paint Thailand PCL	1,570,600	1,564
	Sansiri PCL	39,905,100	1,521
*,1	Star Petroleum Refining PCL	4,615,100	1,459
	TQM Corp. PCL	459,500	1,455
	AP Thailand PCL	5,441,256	1,453
[1]	GFPT PCL	4,130,800	1,446
*	STARK Corp. PCL	10,416,600	1,382
	TPI Polene PCL	26,734,400	1,379
	IMPACT Growth REIT	2,233,600	1,332
[1]	Jasmine International PCL	15,223,288	1,314
*	Major Cineplex Group PCL	1,967,144	1,265
	Tipco Asphalt PCL	2,289,500	1,264
[1]	Super Energy Corp. PCL	40,839,200	1,194
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	3,183,200	1,171
*	BEC World PCL	3,046,700	1,123
[1]	Banpu Power PCL	1,940,400	1,024
	Tisco Financial Group PCL NDVR	341,650	951
	TPI Polene Power PCL	7,082,500	905
*,1	Esso Thailand PCL	3,697,900	885
*,1	U City PCL Class F	15,504,548	837
[1]	Plan B Media Pcl Class F	4,055,600	785
	Pruksa Holding PCL	1,886,100	784
	Thaifoods Group PCL Class F	5,717,000	755
[1]	MK Restaurants Group PCL	455,600	753
*	Bangkok Airways PCL	2,143,300	750
*	Central Plaza Hotel PCL NVDR	670,400	729
[1]	BCPG PCL	1,747,937	691
*,1	Italian-Thai Development PCL	9,726,110	687
[1]	Precious Shipping PCL	1,234,000	676
[1]	Ratchthani Leasing PCL	5,370,050	664
[1]	PTG Energy PCL	1,382,207	651
[1]	Thaicom PCL	1,932,040	635
	SPCG PCL	1,165,100	625
[1]	Origin Property PCL Class F	1,682,650	573
	AP Thailand PCL NVDR	2,127,300	568
[1]	Workpoint Entertainment PCL	813,700	555
*	MBK PCL	1,276,176	539
		Shares	Market Value• ($000)
[1]	LPN Development PCL	2,868,111	431
[1]	Precious Shipping pcl NVDR	686,000	376
	Supalai pcl NVDR	518,650	366
[1]	VGI PCL NVDR	1,808,900	364
*	Unique Engineering & Construction PCL	1,703,000	344
*	Pruksa Real Estate PCL	1,063,290	332
	Univentures PCL	2,493,288	306
*	Thai Airways International PCL	3,045,000	305
*,1	Samart Corp. PCL	1,593,721	302
	Sino-Thai Engineering & Construction PCL NVDR	423,000	176
[1]	TTW PCL NVDR	490,400	173
*,1	Italian-Thai Development PCL NVDR	2,448,500	173
[1]	Taokaenoi Food & Marketing PCL Class F	152,400	30
*	Mbk W3 Warrants Exp. 10/22/27	51,047	17
			151,862
Turkey (0.3%)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	4,320,358	3,373
*	Oyak Cimento Fabrikalari A/S	2,818,954	2,027
	Aksa Akrilik Kimya Sanayii A/S	791,274	1,944
	Ulker Biskuvi Sanayi A/S	864,047	1,815
	Sok Marketler Ticaret A/S	1,379,273	1,598
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	687,162	1,320
*	Aksa Enerji Uretim A/S Class B	1,620,370	1,280
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	6,006,869	1,235
	AG Anadolu Grubu Holding A/S	391,804	1,122
*	Hektas Ticaret TAS	1,195,242	1,103
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	126,355	947
	Borusan Yatirim ve Pazarlama A/S	26,048	944
	Nuh Cimento Sanayi A/S	200,738	910
*	Migros Ticaret A/S	242,388	890
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	493,714	861
*	Pegasus Hava Tasimaciligi A/S	101,209	842

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Logo Yazilim Sanayi Ve Ticaret A/S	182,908	812
	Otokar Otomotiv Ve Savunma Sanayi A/S	21,473	758
	Dogan Sirketler Grubu Holding A/S	2,527,597	705
*	Bera Holding A/S	691,364	685
	Turk Traktor ve Ziraat Makineleri A/S	37,913	652
	Is Yatirim Menkul Degerler A/S	374,049	622
*,2	MLP Saglik Hizmetleri A/S	211,529	598
	Kervan Gida Sanayi Ve Ticaret A/S	488,253	590
*	Sekerbank Turk A/S	5,206,912	545
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	802,234	541
	Vestel Elektronik Sanayi ve Ticaret A/S	201,985	537
	Aygaz A/S	237,706	451
*	Kordsa Teknik Tekstil A/S	156,422	449
*	Cimsa Cimento Sanayi VE Ticaret A/S	132,732	432
	Tekfen Holding A/S	270,599	425
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	302,098	420
	Turkiye Sinai Kalkinma Bankasi A/S	3,071,532	415
	EGE Endustri VE Ticaret A/S	3,085	414
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	260,690	371
	Alarko Holding A/S	345,507	342
	Dogus Otomotiv Servis ve Ticaret A/S	89,568	336
	Kartonsan Karton Sanayi ve Ticaret A/S	59,898	328
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,581,653	315
	Tat Gida Sanayi A/S	277,238	277
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	429,215	269
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	107,400	262
*	Is Finansal Kiralama A/S	769,793	246
*	Konya Cimento Sanayii A/S	2,641	231
	Akcansa Cimento A/S	140,513	230
	Aksigorta A/S	311,939	228
		Shares	Market Value• ($000)
*	Zorlu Enerji Elektrik Uretim A/S	1,336,547	227
*	NET Holding A/S	398,600	178
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	410,590	165
	Polisan Holding A/S	494,343	142
*	Albaraka Turk Katilim Bankasi A/S	327,185	60
*,3	Asya Katilim Bankasi A/S	975,452	—
			36,469
United Arab Emirates (0.0%)
	GFH Financial Group BSC	9,407,510	2,168
*	RAK Properties PJSC	2,080,530	416
*	Union Properties PJSC	5,560,733	398
*,3	Arabtec Holding PJSC	2,033,180	293
*,3	Drake & Scull International PJSC	1,238,097	125
			3,400
United Kingdom (9.9%)
	Spectris plc	422,981	21,763
	Tritax Big Box REIT plc	6,742,418	20,749
	Future plc	414,157	19,980
*	S4 Capital plc	1,855,988	18,432
	Genus plc	239,558	18,166
*	Marks & Spencer Group plc	7,180,285	18,049
	Diploma plc	435,213	17,886
	UNITE Group plc	1,170,562	17,477
	Man Group plc	5,252,377	16,683
	Games Workshop Group plc	119,859	15,831
	Inchcape plc	1,361,638	15,368
	Greggs plc	365,906	15,294
	Endeavour Mining plc	600,489	15,200
	Rotork plc	3,075,034	14,865
	Grafton Group plc	785,355	14,425
	IG Group Holdings plc	1,302,225	14,130
	Vistry Group plc	787,833	13,193
	Hays plc	5,689,541	12,894
*,2	Watches of Switzerland Group plc	810,360	12,583
	Safestore Holdings plc	754,776	12,408
*	Virgin Money UK plc	4,439,888	12,335
	Softcat plc	453,042	12,041
	Big Yellow Group plc	594,325	12,017
	Britvic plc	979,905	11,896
*,2	Countryside Properties plc	1,842,794	11,862
	LondonMetric Property plc	3,246,389	11,611
*	Beazley plc	2,178,805	11,589
	Pets at Home Group plc	1,744,780	11,514
	Grainger plc	2,684,451	11,290

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ultra Electronics Holdings plc	254,509	11,278
*	IWG plc	2,598,374	11,021
*	Carnival plc	545,293	11,007
	Drax Group plc	1,459,930	10,618
*	Playtech plc	1,094,596	10,414
	Pagegroup plc	1,143,893	10,379
	Investec plc	2,285,551	10,351
*	SSP Group plc	2,862,382	10,084
	Close Brothers Group plc	511,725	10,080
	Primary Health Properties plc	4,795,868	10,073
*	WH Smith plc	461,178	9,872
	Assura plc	9,646,487	9,618
	OSB Group plc	1,379,813	9,518
	Savills plc	487,059	9,473
	Computacenter plc	257,554	9,469
	Victrex plc	301,597	9,431
*,2	Wizz Air Holdings plc	148,841	9,413
	Great Portland Estates plc	929,274	9,292
	Domino's Pizza Group plc	1,719,512	9,109
	Cranswick plc	190,313	8,995
*	Indivior plc	2,679,108	8,942
	Spirent Communications plc	2,217,223	8,706
	Synthomer plc	1,222,576	8,473
*	Ascential plc	1,496,850	8,266
	Shaftesbury plc	950,800	8,115
	Balfour Beatty plc	2,314,736	8,048
	QinetiQ Group plc	2,058,464	7,596
*,2	Network International Holdings plc	1,707,228	7,531
	IntegraFin Holdings plc	960,567	7,514
	Hill & Smith Holdings plc	290,849	7,299
	Genuit Group plc	800,936	7,267
	Redrow plc	823,969	7,255
*,2	Trainline plc	1,668,088	7,247
	Dunelm Group plc	412,601	7,234
	Bodycote plc	659,099	7,219
	Serco Group plc	4,176,218	7,214
	Marshalls plc	727,951	7,051
*	John Wood Group plc	2,414,843	7,042
	Paragon Banking Group plc	929,877	6,971
[1]	Hammerson plc	15,115,186	6,637
*	Mediclinic International plc	1,434,914	6,565
	Sanne Group plc	525,388	6,495
	Plus500 Ltd.	360,071	6,482
	Sirius Real Estate Ltd.	3,508,195	6,480
	Liontrust Asset Management plc	206,924	6,169
	Oxford Instruments plc	194,864	6,131
*,1	National Express Group plc	1,947,551	6,094
	Currys plc	3,656,729	6,080
		Shares	Market Value• ($000)
	Lancashire Holdings Ltd.	879,488	6,070
	Capital & Counties Properties plc	2,690,193	6,068
*	Frasers Group plc	687,958	6,064
*	Firstgroup plc	4,366,935	6,004
	AJ Bell plc	1,061,699	5,951
	TP ICAP Group plc	2,798,424	5,943
	IP Group plc	3,541,704	5,845
*	Helios Towers plc	2,744,658	5,802
	Micro Focus International plc	1,177,780	5,772
[2]	Airtel Africa plc	3,731,449	5,594
	Rathbone Brothers plc	207,553	5,580
	Euromoney Institutional Investor plc	389,449	5,570
	Moneysupermarket.com Group plc	1,910,880	5,548
	Kainos Group plc	204,149	5,532
	Workspace Group plc	490,038	5,509
	Brewin Dolphin Holdings plc	1,068,203	5,505
	Jupiter Fund Management plc	1,593,613	5,458
*,2	Aston Martin Lagonda Global Holdings plc	231,304	5,399
*	Auction Technology Group plc	271,177	5,255
	FDM Group Holdings plc	313,239	5,147
	888 Holdings plc	978,451	5,124
*	C&C Group plc	1,440,080	5,097
*	Energean plc	413,893	5,086
	Centamin plc	3,974,720	5,078
	Clarkson plc	90,768	4,974
	Rhi Magnesita NV	107,438	4,937
	Morgan Advanced Materials plc	1,036,944	4,902
	Vesuvius plc	759,372	4,896
	Redde Northgate plc	897,866	4,885
*	Provident Financial plc	937,914	4,738
*	Just Group plc	3,732,294	4,670
	Coats Group plc	5,263,963	4,645
	Ferrexpo plc	1,069,301	4,562
	Cairn Energy plc	1,802,373	4,500
	Morgan Sindall Group plc	145,248	4,500
*	Oxford Biomedica plc	215,706	4,474
*	Mitie Group plc	4,947,833	4,446
	Essentra plc	1,095,497	4,363
	Crest Nicholson Holdings plc	890,443	4,346
*,2	Biffa plc	773,521	4,230
*	J D Wetherspoon plc	295,896	4,153
	Chemring Group plc	1,028,457	4,101
*	Babcock International Group plc	931,238	4,067
*	Elementis plc	2,104,714	4,013
	Telecom Plus plc	231,794	3,959
*	Capita plc	6,092,808	3,955

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[2]	Ibstock plc	1,417,398	3,871
	Premier Foods plc	2,501,847	3,755
	XP Power Ltd.	51,562	3,703
*	Harbour Energy plc	759,074	3,633
*,1	Petropavlovsk plc	11,141,598	3,610
	Hilton Food Group plc	218,619	3,497
	NCC Group plc	1,025,711	3,487
*	Bytes Technology Group plc (XLON)	474,787	3,474
*	Senior plc	1,534,591	3,369
[2]	TI Fluid Systems plc Class B	925,561	3,354
*	Greencore Group plc	1,894,022	3,349
*,2	Spire Healthcare Group plc	1,035,014	3,338
*	Mitchells & Butlers plc	953,864	3,308
	Keller Group plc	261,688	3,295
*	Restaurant Group plc	2,680,728	3,233
*,1	Cineworld Group plc	3,716,662	3,112
*,2	Equiniti Group plc	1,183,232	2,889
*,2	Trustpilot Group plc	656,471	2,836
	UK Commercial Property REIT Ltd.	2,692,817	2,796
	TBC Bank Group plc	129,774	2,784
	Avon Protection plc	104,099	2,766
	BMO Commercial Property Trust Ltd.	1,922,524	2,691
	Halfords Group plc	728,265	2,654
	Picton Property Income Ltd.	1,990,107	2,641
	Bank of Georgia Group plc	126,098	2,617
*	Moonpig Group plc	560,374	2,562
*	PureTech Health plc	529,444	2,552
*	Marston's plc	2,320,355	2,522
	Helical plc	370,192	2,333
*	AO World plc	1,052,141	2,110
	PZ Cussons plc	691,961	2,033
	AG Barr plc	298,880	2,027
	Hochschild Mining plc	1,001,062	1,952
	Devro plc	592,846	1,748
*	Go-Ahead Group plc	156,012	1,680
*	Rank Group plc	742,500	1,669
	CLS Holdings plc	530,218	1,622
[2]	ContourGlobal plc	589,764	1,605
*	Stagecoach Group plc	1,465,204	1,598
[2]	Vivo Energy plc	1,056,381	1,528
[2]	CMC Markets plc	403,048	1,385
		Shares	Market Value• ($000)
*,2	Funding Circle Holdings plc	544,948	1,170
[2]	Bakkavor Group plc	508,606	877
*	SIG plc	942,721	670
*,1	Tullow Oil plc	832,019	523
*,1	Petrofac Ltd. (XLON)	257,114	455
[2]	Alfa Financial Software Holdings plc	131,145	345
*,2,3	Finablr plc	496,892	75
	Hunting plc	20,010	46
*,1	Intu Properties plc	2,727,625	—
*	Carillion plc	961,048	—
			1,180,615
Total Common Stocks (Cost $10,006,351)			11,731,550
Temporary Cash Investments (5.3%)
Money Market Fund (5.3%)
[4,5]	Vanguard Market Liquidity Fund, 0.070% (Cost $634,139)	6,341,577	634,158
Total Investments (103.7%) (Cost $10,640,490)			12,365,708
Other Assets and Liabilities—Net (-3.7%)			(444,976)
Net Assets (100%)			11,920,732
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $470,274,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $535,224,000, representing 4.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $509,876,000 was received for securities on loan, of which $501,353,000 is held in Vanguard Market Liquidity Fund and $8,523,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	584	67,023	1,231
E-mini S&P 500 Index	December 2021	74	17,009	503
MSCI EAFE Index	December 2021	407	47,611	(457)
MSCI Emerging Markets Index	December 2021	754	47,577	(1,353)
S&P TSX 60 Index	December 2021	32	6,518	187
				111

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	12/15/21	CAD	2,639	USD	2,096	37	—
UBS AG	12/15/21	EUR	11,610	USD	13,610	—	(174)
Morgan Stanley Capital Services Inc.	12/15/21	GBP	6,010	USD	8,274	—	(47)
Morgan Stanley Capital Services Inc.	12/15/21	INR	512,088	USD	6,910	—	(107)
JPMorgan Chase Bank, N.A.	12/15/21	USD	1,274	CHF	1,166	—	(1)
Bank of Montreal	12/15/21	USD	13,765	EUR	11,610	329	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	11,718	EUR	9,849	319	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	12,946	GBP	9,371	119	—
State Street Bank & Trust Co.	12/15/21	USD	6,449	GBP	4,786	—	(102)
Bank of Montreal	12/15/21	USD	5,946	JPY	653,120	213	—
						1,017	(431)
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $550,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,006,351)	11,731,550
Affiliated Issuers (Cost $634,139)	634,158
Total Investments in Securities	12,365,708
Investment in Vanguard	394
Cash	54,417
Cash Collateral Pledged—Futures Contracts	10,333
Foreign Currency, at Value (Cost $26,623)	26,494
Receivables for Investment Securities Sold	4,517
Receivables for Accrued Income	26,619
Receivables for Capital Shares Issued	1,331
Unrealized Appreciation—Forward Currency Contracts	1,017
Total Assets	12,490,830
Liabilities
Payables for Investment Securities Purchased	45,729
Collateral for Securities on Loan	509,876
Payables for Capital Shares Redeemed	337
Variation Margin Payable—Futures Contracts	959
Unrealized Depreciation—Forward Currency Contracts	431
Deferred Foreign Capital Gains Taxes	12,766
Total Liabilities	570,098
Net Assets	11,920,732

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	10,251,211
Total Distributable Earnings (Loss)	1,669,521
Net Assets	11,920,732

ETF Shares—Net Assets
Applicable to 72,226,412 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,940,713
Net Asset Value Per Share—ETF Shares	$137.63

Admiral Shares—Net Assets
Applicable to 46,650,233 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,584,991
Net Asset Value Per Share—Admiral Shares	$33.98

Institutional Shares—Net Assets
Applicable to 1,502,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	395,028
Net Asset Value Per Share—Institutional Shares	$262.99

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends[1]	207,906
Interest[2]	48
Securities Lending—Net	9,243
Total Income	217,197
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,510
Management and Administrative—ETF Shares	2,624
Management and Administrative—Admiral Shares	1,827
Management and Administrative—Institutional Shares	274
Marketing and Distribution—ETF Shares	237
Marketing and Distribution—Admiral Shares	53
Marketing and Distribution—Institutional Shares	10
Custodian Fees	1,471
Auditing Fees	44
Shareholders’ Reports—ETF Shares	421
Shareholders’ Reports—Admiral Shares	24
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	8,498
Net Investment Income	208,699
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	268,727
Futures Contracts	15,319
Swap Contracts	154
Forward Currency Contracts	584
Foreign Currencies	(766)
Realized Net Gain (Loss)	284,018

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	2,056,068
Futures Contracts	1,738
Swap Contracts	(31)
Forward Currency Contracts	535
Foreign Currencies	(604)
Change in Unrealized Appreciation (Depreciation)	2,057,706
Net Increase (Decrease) in Net Assets Resulting from Operations	2,550,423
1	Dividends are net of foreign withholding taxes of $26,910,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $44,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $3,767,000.
4	Includes $4,553,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $12,766,000.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	208,699	137,446
Realized Net Gain (Loss)	284,018	(4,013)
Change in Unrealized Appreciation (Depreciation)	2,057,706	(143,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,550,423	(10,393)
Distributions
ETF Shares	(175,182)	(126,897)
Admiral Shares	(33,891)	(23,238)
Institutional Shares	(8,930)	(5,704)
Total Distributions	(218,003)	(155,839)
Capital Share Transactions
Investor Shares	—	(1,182)
ETF Shares	3,273,463	(454,913)
Admiral Shares	90,043	160,273
Institutional Shares	42,985	19,153
Net Increase (Decrease) from Capital Share Transactions	3,406,491	(276,669)
Total Increase (Decrease)	5,738,911	(442,901)
Net Assets
Beginning of Period	6,181,821	6,624,722
End of Period	11,920,732	6,181,821

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$102.74	$105.96	$100.93	$116.30	$96.34
Investment Operations
Net Investment Income[1]	2.770	2.177	2.871	3.019	2.650
Net Realized and Unrealized Gain (Loss) on Investments	35.250	(2.905)	5.156	(15.269)	20.140
Total from Investment Operations	38.020	(.728)	8.027	(12.250)	22.790
Distributions
Dividends from Net Investment Income	(3.130)	(2.492)	(2.997)	(3.120)	(2.830)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.130)	(2.492)	(2.997)	(3.120)	(2.830)
Net Asset Value, End of Period	$137.63	$102.74	$105.96	$100.93	$116.30
Total Return	37.35%	-0.81%	8.28%	-10.87%	24.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,941	$4,814	$5,400	$5,009	$4,568
Ratio of Total Expenses to Average Net Assets	0.07%	0.11%	0.11%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.17%	2.80%	2.60%	2.52%
Portfolio Turnover Rate[2]	17%	22%	17%	15%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,		February 7, 2019[1] to October 31, 2019
	2021	2020
Net Asset Value, Beginning of Period	$25.37	$26.16	$25.00
Investment Operations
Net Investment Income[2]	.626	.524	.572
Net Realized and Unrealized Gain (Loss) on Investments	8.739	(.711)	.935
Total from Investment Operations	9.365	(.187)	1.507
Distributions
Dividends from Net Investment Income	(.755)	(.603)	(.347)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.755)	(.603)	(.347)
Net Asset Value, End of Period	$33.98	$25.37	$26.16
Total Return[3]	37.22%	-0.84%	6.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,585	$1,110	$981
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%[4]
Ratio of Net Investment Income to Average Net Assets	1.94%	2.12%	3.07%[4]
Portfolio Turnover Rate[5]	17%	22%	17%[6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
6	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$196.33	$202.46	$192.87	$222.24	$184.07
Investment Operations
Net Investment Income[1]	4.974	4.111	5.500	5.748	5.044
Net Realized and Unrealized Gain (Loss) on Investments	67.622	(5.479)	9.824	(29.138)	38.536
Total from Investment Operations	72.596	(1.368)	15.324	(23.390)	43.580
Distributions
Dividends from Net Investment Income	(5.936)	(4.762)	(5.734)	(5.980)	(5.410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.936)	(4.762)	(5.734)	(5.980)	(5.410)
Net Asset Value, End of Period	$262.99	$196.33	$202.46	$192.87	$222.24
Total Return	37.29%	-0.81%	8.26%	-10.85%	24.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$395	$258	$242	$203	$226
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.13%	2.81%	2.61%	2.53%
Portfolio Turnover Rate[2]	17%	22%	17%	15%	14%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Prior to November 7, 2019, the fund offered Investor Shares. Effective at the close of business on November 7, 2019, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

FTSE All-World ex-US Small-Cap Index Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

FTSE All-World ex-US Small-Cap Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at October 31, 2021.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

FTSE All-World ex-US Small-Cap Index Fund
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.

FTSE All-World ex-US Small-Cap Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $394,000, representing less than 0.01% of the fund’s net assets and 0.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

FTSE All-World ex-US Small-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,960,386	—	—	1,960,386
Common Stocks—Other	75,051	9,676,498	19,615	9,771,164
Temporary Cash Investments	634,158	—	—	634,158
Total	2,669,595	9,676,498	19,615	12,365,708
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,921	—	—	1,921
Forward Currency Contracts	—	1,017	—	1,017
Total	1,921	1,017	—	2,938
Liabilities
Futures Contracts[1]	1,810	—	—	1,810
Forward Currency Contracts	—	431	—	431
Total	1,810	431	—	2,241
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,921	—	1,921
Unrealized Appreciation—Forward Currency Contracts	—	1,017	1,017
Total Assets	1,921	1,017	2,938

Unrealized Depreciation—Futures Contracts[1]	1,810	—	1,810
Unrealized Depreciation—Forward Currency Contracts	—	431	431
Total Liabilities	1,810	431	2,241
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

FTSE All-World ex-US Small-Cap Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	15,319	—	15,319
Swap Contracts	154	—	154
Forward Currency Contracts	—	584	584
Realized Net Gain (Loss) on Derivatives	15,473	584	16,057
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,738	—	1,738
Swap Contracts	(31)	—	(31)
Forward Currency Contracts	—	535	535
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,707	535	2,242
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,821
Total Distributable Earnings (Loss)	(3,821)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	189,907
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(71,440)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	1,551,054

FTSE All-World ex-US Small-Cap Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	218,003	155,839
Long-Term Capital Gains	—	—
Total	218,003	155,839
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,805,408
Gross Unrealized Appreciation	2,632,393
Gross Unrealized Depreciation	(1,071,906)
Net Unrealized Appreciation (Depreciation)	1,560,487
F.	During the year ended October 31, 2021, the fund purchased $5,062,729,000 of investment securities and sold $1,705,601,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,558,552,000 and $17,765,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	32	1
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(1,214)	(30)
Net Increase (Decrease)—Investor Shares	—	—	(1,182)	(29)
ETF Shares
Issued	3,295,921	25,570	244,640	2,889
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(22,458)	(200)	(699,553)	(7,000)
Net Increase (Decrease)—ETF Shares	3,273,463	25,370	(454,913)	(4,111)
Admiral Shares
Issued[1]	340,644	10,647	470,074	19,863
Issued in Lieu of Cash Distributions	28,511	920	19,873	738
Redeemed	(279,112)	(8,662)	(329,674)	(14,370)
Net Increase (Decrease)—Admiral Shares	90,043	2,905	160,273	6,231

FTSE All-World ex-US Small-Cap Index Fund
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	157,920	642	91,432	518
Issued in Lieu of Cash Distributions	8,704	36	5,560	27
Redeemed	(123,639)	(490)	(77,839)	(426)
Net Increase (Decrease)—Institutional Shares	42,985	188	19,153	119
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019. Investor Shares—Redeemed and Admiral Shares—Issued include 283 shares and 437 shares, respectively, in the amount of $12,000 from the conversion during the year ended October 31, 2020.
At October 31, 2021, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments - investments summary, of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021 including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard FTSE All-World Ex-US Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $947,403,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $1,444,789,000 and foreign taxes paid of $130,142,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.

Special 2021 tax information (unaudited) for Vanguard FTSE All-World Ex-US Small-Cap Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $127,468,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $234,841,000 and foreign taxes paid of $28,206,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q7700 122021

Annual Report   |   October 31, 2021
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Vanguard Global ex-U.S. Real Estate Index Fund returned 24.47% for ETF Shares, 23.87% for Admiral Shares, and 23.82% for Institutional Shares for the 12 months ended October 31, 2021. The fund’s benchmark returned 24.15%.
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers was also key to the rebound. Despite concerns toward the end of the fiscal year about inflation and the prospect of less accommodative monetary policy, stock returns for the period were excellent.
•	Real estate investment trusts (REITs) benefited from the growing global economy and performed strongly, as did real estate management and development companies. By region, the Pacific and Europe contributed most to returns.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%

Fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares. The fees do not apply to the ETF shares.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,013.00	$0.61
Admiral™ Shares	1,000.00	1,013.00	0.61
Institutional Shares	1,000.00	1,012.80	0.56
Based on Hypothetical 5% Yearly Return
Global ex-U.S. Real Estate Index Fund
ETF Shares	$1,000.00	$1,024.60	$0.61
Admiral Shares	1,000.00	1,024.60	0.61
Institutional Shares	1,000.00	1,024.65	0.56
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Global ex-U.S. Real Estate Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	24.47%	5.87%	6.76%	$19,231
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	24.65	5.84	6.79	19,282
S&P Global ex-U.S. Property Index	24.15	5.47	6.26	18,346
MSCI All Country World Index ex USA	29.66	9.77	6.66	19,057

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Global ex-U.S. Real Estate Index Fund Admiral Shares	23.87%	5.77%	6.72%	$19,166
S&P Global ex-U.S. Property Index	24.15	5.47	6.26	18,346

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.
4

Global ex-U.S. Real Estate Index Fund
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Global ex-U.S. Real Estate Index Fund Institutional Shares	23.82%	5.77%	6.74%	$9,596,831
S&P Global ex-U.S. Property Index	24.15	5.47	6.26	9,172,939
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
Global ex-U.S. Real Estate Index Fund ETF Shares Market Price	24.65%	32.80%	92.82%
Global ex-U.S. Real Estate Index Fund ETF Shares Net Asset Value	24.47	32.98	92.31
S&P Global ex-U.S. Property Index	24.15	30.52	83.46
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares.
5

Global ex-U.S. Real Estate Index Fund
Fund Allocation
As of October 31, 2021
Japan	22.5%
Australia	10.1
Hong Kong	8.4
China	8.4
United Kingdom	8.3
Germany	6.0
Singapore	5.9
Sweden	4.8
Canada	3.1
France	2.7
Belgium	2.2
Israel	1.9
Switzerland	1.7
India	1.4
South Africa	1.2
Philippines	1.2
Thailand	1.0
Taiwan	1.0
United Arab Emirates	1.0
Other	7.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Global ex-U.S. Real Estate Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Australia (10.0%)
	Goodman Group	8,285,065	137,175
	Scentre Group	25,576,315	58,337
	Dexus Industria REIT (XASX)	5,300,147	43,476
	Mirvac Group	19,431,313	41,470
	Stockland	11,762,682	40,545
	GPT Group	9,439,011	36,850
	Charter Hall Group	2,295,519	30,117
	Lendlease Corp. Ltd.	3,392,331	26,875
	Vicinity Centres	19,064,330	24,898
	Shopping Centres Australasia Property Group	5,321,334	11,179
	Charter Hall Long Wale REIT	2,796,066	10,258
	National Storage REIT	5,305,576	9,606
	Waypoint REIT	3,868,988	7,977
	Charter Hall Retail REIT	2,545,870	7,898
	Lifestyle Communities Ltd.	468,650	7,738
	BWP Trust	2,373,276	7,604
	Centuria Capital Group	3,117,240	7,576
	Centuria Industrial REIT	2,644,454	7,294
	Ingenia Communities Group	1,455,471	7,196
	Arena REIT	1,697,195	5,776
[1]	Home Consortium Ltd.	900,694	5,386
	Aventus Group	2,021,758	5,215
	Abacus Property Group	1,856,058	5,013
	Charter Hall Social Infrastructure REIT	1,630,089	4,691
	Growthpoint Properties Australia Ltd.	1,445,636	4,537
	Cromwell Property Group	6,967,522	4,264
	Centuria Office REIT	2,170,604	3,939
	Rural Funds Group	1,876,183	3,938
	Irongate Group	2,575,762	3,108
[1]	HomeCo Daily Needs REIT	2,502,812	2,716
	Dexus Industria REIT	998,559	2,541
	Hotel Property Investments	858,552	2,318
	GDI Property Group	2,510,862	2,214
	Cedar Woods Properties Ltd.	314,822	1,418
			581,143
		Shares	Market Value• ($000)
Austria (0.5%)
[1]	IMMOFINANZ AG	473,245	11,333
	CA Immobilien Anlagen AG (XWBO)	230,607	9,895
	S IMMO AG	205,206	4,868
*,2	CA Immobilien Anlagen AG	344,780	—
			26,096
Belgium (2.2%)
	Warehouses De Pauw CVA	688,729	31,362
	Aedifica SA	177,698	23,696
	Cofinimmo SA	137,534	22,189
	VGP NV	37,480	9,693
	Shurgard Self Storage SA	122,570	7,512
	Montea NV	50,244	7,458
	Xior Student Housing NV	93,178	5,511
	Befimmo SA	123,773	5,063
	Retail Estates NV	53,569	4,290
	Care Property Invest NV	127,004	3,936
	Intervest Offices & Warehouses NV	116,209	3,389
[1]	Immobel SA	18,503	1,631
			125,730
Brazil (0.4%)
*	BR Malls Participacoes SA	4,282,553	5,441
	Multiplan Empreendimentos Imobiliarios SA	1,328,010	4,358
	Aliansce Sonae Shopping Centers SA	674,137	2,291
	Iguatemi Empresa de Shopping Centers SA	423,130	2,245
	JHSF Participacoes SA	1,527,196	1,350
	BR Properties SA	975,571	1,246
	LOG Commercial Properties e Participacoes SA	213,814	888
	Jereissati Participacoes SA	173,858	813
	SYN prop e tech SA	252,998	570
	Lavvi Empreendimentos Imobiliarios Ltda	463,186	410
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	HBR Realty Empreendimentos Imobiliarios SA	168,978	347
[3]	Mitre Realty Empreendimentos E Participacoes LTDA	262,258	270
*	Moura Dubeux Engenharia SA	235,122	200
			20,429
Canada (3.1%)
	Canadian Apartment Properties REIT	416,912	20,357
	Tricon Capital Group Inc.	1,205,230	17,539
	RioCan REIT	765,983	13,796
	Granite REIT	158,540	12,851
	Allied Properties REIT	307,198	10,616
	H&R REIT	695,884	9,565
[1]	Choice Properties REIT	789,393	9,498
	SmartCentres REIT	349,382	8,805
[1]	Summit Industrial Income REIT	407,520	7,784
	First Capital REIT	529,957	7,571
[1]	Dream Industrial REIT	544,029	7,451
[1]	NorthWest Healthcare Properties REIT	524,816	5,632
[1]	InterRent REIT	336,198	4,925
[1]	Killam Apartment REIT	265,256	4,874
[1]	Boardwalk REIT	112,310	4,845
	Cominar REIT	449,413	4,194
	CT REIT	254,954	3,657
[1]	Crombie REIT	233,971	3,494
	Artis REIT	313,067	2,965
[1]	DREAM Unlimited Corp. Class A	113,515	2,834
[1]	Morguard Corp.	21,202	2,339
	Dream Office REIT	121,898	2,300
[1,3]	Minto Apartment REIT	87,977	1,629
	Morguard North American Residential REIT	93,792	1,396
	Slate Grocery REIT	126,264	1,331
[1]	True North Commercial REIT	211,311	1,270
	Automotive Properties REIT	94,250	1,023
[1]	Plaza Retail REIT	244,350	898
[1]	Nexus REIT	81,071	869
[1]	European Residential REIT	199,955	730
[1]	Slate Office REIT	164,353	684
[1]	BTB REIT	177,652	599
[1]	Inovalis REIT	74,075	575
			178,896
Chile (0.1%)
*	Parque Arauco SA	3,363,725	3,321
	Cencosud Shopping SA	2,350,829	2,275
	Plaza SA	1,450,144	1,447
			7,043
China (8.4%)
	China Resources Land Ltd.	14,054,446	54,608
	China Overseas Land & Investment Ltd.	18,331,210	40,430
[3]	Longfor Group Holdings Ltd.	7,770,008	37,591
		Shares	Market Value• ($000)
	Country Garden Holdings Co.	35,436,163	33,346
	Sunac China Holdings Ltd.	12,402,278	26,523
	Wharf Holdings Ltd.	6,772,652	23,547
	China Vanke Co. Ltd. Class H	8,022,483	18,744
	China Vanke Co. Ltd. Class A	4,092,708	11,637
	CIFI Holdings Group Co. Ltd.	19,772,000	10,975
	Shimao Group Holdings Ltd.	6,094,664	9,561
	Hopson Development Holdings Ltd.	3,424,581	9,293
	Poly Developments and Holdings Group Co. Ltd. Class A	4,716,317	9,256
	Seazen Group Ltd.	9,784,000	7,740
	China Jinmao Holdings Group Ltd.	26,235,054	7,665
	Agile Group Holdings Ltd.	7,129,409	5,589
	Yuexiu Property Co. Ltd.	6,120,218	5,378
[1]	Greentown China Holdings Ltd.	3,808,314	5,247
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,118,607	5,086
[1]	Guangzhou R&F Properties Co. Ltd. Class H	8,125,413	5,083
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,696,240	5,066
*,1	Nam Tai Property Inc.	205,221	5,061
	Kwg Group Holdings Ltd.	5,794,158	5,051
	Powerlong Real Estate Holdings Ltd.	7,133,139	4,887
*,1,3	China Logistics Property Holdings Co. Ltd.	8,970,000	4,818
	Seazen Holdings Co. Ltd. Class A	890,502	4,757
[1]	Zhenro Properties Group Ltd.	9,662,000	4,592
	C&D International Investment Group Ltd.	2,434,000	4,530
	Logan Group Co. Ltd.	4,069,984	4,077
	China Overseas Grand Oceans Group Ltd.	8,405,079	4,030
[1]	Yuexiu REIT	8,009,516	3,492
	Sino-Ocean Group Holding Ltd.	15,137,829	3,290
[1]	Shenzhen Investment Ltd.	12,408,201	3,043
	Shoucheng Holdings Ltd.	13,850,000	2,933
	Gemdale Properties & Investment Corp. Ltd.	30,078,000	2,927
	Gemdale Corp. Class A	1,777,232	2,819
[1]	China Evergrande Group	9,113,921	2,705

8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Times China Holdings Ltd.	3,875,000	2,637
	Shui On Land Ltd.	17,536,538	2,598
	Zhuguang Holdings Group Co. Ltd.	11,736,000	2,577
	China SCE Group Holdings Ltd.	8,061,766	2,514
	Poly Property Group Co. Ltd.	9,613,048	2,371
[1]	China Aoyuan Group Ltd.	5,963,000	2,355
[1]	Jiayuan International Group Ltd.	6,054,000	2,341
*	SOHO China Ltd.	9,193,545	2,335
*,3	Red Star Macalline Group Corp. Ltd. Class H	3,952,436	2,217
[3]	Midea Real Estate Holding Ltd.	1,137,016	1,962
[1]	Shinsun Holdings Group Co. Ltd.	3,285,000	1,942
*,1	Kaisa Group Holdings Ltd.	12,419,944	1,908
	Shanghai Wanye Enterprises Co. Ltd. Class A	377,042	1,824
[1]	Radiance Holdings Group Co. Ltd.	3,164,000	1,655
	Skyfame Realty Holdings Ltd.	13,847,012	1,634
	Shanghai Lingang Holdings Corp. Ltd. Class A	704,761	1,617
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	609,572	1,587
	China South City Holdings Ltd.	20,900,111	1,558
	Jinke Properties Group Co. Ltd. Class A	2,103,945	1,460
	Tianjin Guangyu Development Co. Ltd. Class A	549,750	1,438
[1]	Zhongliang Holdings Group Co. Ltd.	2,973,000	1,378
[1]	Datang Group Holdings Ltd.	2,523,000	1,374
[1,3]	Redco Properties Group Ltd.	4,458,000	1,369
[1]	Dexin China Holdings Co. Ltd.	3,951,000	1,326
[1]	Redsun Properties Group Ltd.	4,552,000	1,313
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,431,399	1,288
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	732,736	1,239
	RiseSun Real Estate Development Co. Ltd. Class A	1,778,779	1,193
[1]	Ganglong China Property Group Ltd.	2,052,000	1,139
	Shanghai Lingang Holdings Corp. Ltd. Class B	1,030,189	1,137
		Shares	Market Value• ($000)
	Ronshine China Holdings Ltd.	2,773,500	1,122
	Road King Infrastructure Ltd.	1,099,000	1,114
[1]	Yuzhou Group Holdings Co. Ltd.	9,954,383	1,085
*,1	LVGEM China Real Estate Investment Co. Ltd.	4,752,000	1,079
	Financial Street Holdings Co. Ltd. Class A	1,169,518	1,072
	China Merchants Commercial REIT	2,930,000	1,042
[1]	Sunkwan Properties Group Ltd.	3,318,000	1,002
[1]	Huijing Holdings Co. Ltd.	4,024,000	989
[1]	Yincheng International Holding Co. Ltd.	2,712,000	959
	Joy City Property Ltd.	17,397,500	906
*	Suning Universal Co. Ltd. Class A	1,201,775	901
*,1	Leading Holdings Group Ltd.	1,311,000	901
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,502,088	899
*	China Fortune Land Development Co. Ltd. Class A	1,545,164	889
	Lushang Health Industry Development Co. Ltd. Class A	398,498	833
	JY Grandmark Holdings Ltd.	2,151,000	831
*	Gree Real Estate Co. Ltd. Class A	769,189	808
	Yango Group Co. Ltd. Class A	1,604,775	807
	Greenland Hong Kong Holdings Ltd.	3,772,000	802
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,222,447	780
	Beijing Capital Development Co. Ltd. Class A	998,076	767
	Shanghai Industrial Urban Development Group Ltd.	8,872,799	764
[1]	DaFa Properties Group Ltd.	1,118,970	725
[1]	Jingrui Holdings Ltd.	2,504,000	703
	Beijing North Star Co. Ltd. Class H	4,262,000	684
	Huafa Industrial Co. Ltd. Zhuhai Class A	816,824	671
*	Grandjoy Holdings Group Co. Ltd. Class A	1,301,002	669
	Central China Real Estate Ltd.	4,431,000	666
	Shanghai Shimao Co. Ltd. Class A	1,295,204	640
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,313,109	639
*	GR Properties Ltd.	4,658,000	598

9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*,2	Yida China Holdings Ltd.	4,084,000	576
	China World Trade Center Co. Ltd. Class A	249,764	531
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	380,636	521
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	294,396	519
	Greattown Holdings Ltd. Class A	899,912	498
*	Cinda Real Estate Co. Ltd. Class A	954,393	479
[2]	Fantasia Holdings Group Co. Ltd.	6,439,443	463
	Shanghai Industrial Development Co. Ltd. Class A	702,532	426
*	Xinji Shaxi Group Co. Ltd.	3,273,000	412
	Chongqing Dima Industry Co. Ltd. Class A	979,187	354
*	Zhong An Group Ltd.	8,838,000	352
	Shenzhen Properties & Resources Development Group Ltd. Class A	203,800	351
	Hefei Urban Construction Development Co. Ltd. Class A	317,300	351
[1,3]	China Vast Industrial Urban Development Co. Ltd.	1,191,000	344
	Shenzhen Zhenye Group Co. Ltd. Class A	516,934	337
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	316,900	337
*	Sichuan Languang Development Co. Ltd. Class A	1,166,344	315
*	Tahoe Group Co. Ltd. Class A	1,005,439	311
	Shenzhen SEG Co. Ltd. Class A	354,078	308
*	Silver Grant International Holdings Group Ltd.	3,890,000	254
	Rongan Property Co. Ltd. Class A	616,444	229
*	Myhome Real Estate Development Group Co. Ltd. Class A	901,145	223
	Beijing North Star Co. Ltd. Class A	639,373	223
*	Red Star Macalline Group Corp. Ltd. Class A	155,341	221
[1,2]	Sinic Holdings Group Co. Ltd. Class H	2,979,000	191
		Shares	Market Value• ($000)
	Shenzhen SEG Co. Ltd. Class B	124,400	31
	KWG Living Group Holdings Ltd.	44,127	30
	China Merchants Land Ltd.	72,000	8
*	C&D Property Management Group Co. Ltd.	12,000	7
	Central China Management Co. Ltd.	48,000	7
*	Guorui Properties Ltd.	60,000	3
			484,222
Egypt (0.1%)
	Talaat Moustafa Group	4,784,034	2,260
	Six of October Development & Investment	1,310,257	1,534
	Palm Hills Developments SAE	6,909,705	846
	Medinet Nasr Housing	4,171,816	626
	Heliopolis Housing	1,889,687	536
*	Emaar Misr for Development SAE	2,958,705	440
			6,242
Finland (0.3%)
	Kojamo OYJ	742,105	16,626
[1]	Citycon OYJ	374,426	3,078
			19,704
France (2.7%)
*,1	Unibail-Rodamco-Westfield	573,642	40,961
	Gecina SA	267,662	37,456
	Klepierre SA	972,721	23,157
	Covivio	232,973	20,179
	ICADE	157,810	12,376
	Nexity SA	243,177	11,117
	Altarea SCA	18,470	3,949
	Carmila SA	225,847	3,422
[1]	Mercialys SA	245,012	2,662
			155,279
Germany (6.0%)
	Vonovia SE	2,834,665	171,959
	LEG Immobilien SE (XETR)	358,740	53,360
	Aroundtown SA	4,768,959	33,142
	TAG Immobilien AG	721,025	21,906
	alstria office REIT-AG	877,310	16,399
	Grand City Properties SA	510,910	13,086
	Deutsche Wohnen SE	210,176	10,766
[3]	Instone Real Estate Group SE	231,387	6,100
[1,3]	ADLER Group SA	405,101	5,495
	Deutsche EuroShop AG	242,875	4,943
	Hamborner REIT AG	347,701	3,902
	DIC Asset AG	193,003	3,388
			344,446
Greece (0.0%)
*	LAMDA Development SA	332,318	2,739

10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Hong Kong (8.4%)
	Sun Hung Kai Properties Ltd.	7,565,441	100,305
	Link REIT	10,306,289	91,308
	CK Asset Holdings Ltd.	9,691,113	59,863
	Wharf Real Estate Investment Co. Ltd.	7,626,652	43,077
	Hongkong Land Holdings Ltd.	5,747,712	31,740
	Henderson Land Development Co. Ltd.	6,435,936	26,948
*,3	ESR Cayman Ltd.	7,086,400	22,931
	Hang Lung Properties Ltd.	9,078,932	21,071
[1]	Sino Land Co. Ltd.	15,282,022	20,087
	Swire Properties Ltd.	5,176,200	13,877
	Hysan Development Co. Ltd.	2,962,655	10,285
	Hang Lung Group Ltd.	4,074,103	9,540
	Kerry Properties Ltd.	2,863,832	8,095
	Fortune REIT	7,052,861	7,316
	Champion REIT	9,307,512	4,882
	Sunlight REIT	4,926,400	2,845
	K Wah International Holdings Ltd.	6,813,338	2,725
	Prosperity REIT	6,170,649	2,425
	Far East Consortium International Ltd.	5,507,000	1,816
	Zensun Enterprises Ltd.	2,634,000	1,497
*	SF REIT	2,553,000	1,251
	New World Development Co. Ltd.	84,000	364
	Great Eagle Holdings Ltd.	24,000	66
	Chinese Estates Holdings Ltd.	30,000	15
			484,329
India (1.4%)
*	Godrej Properties Ltd.	575,257	17,183
	DLF Ltd.	3,049,304	16,286
	Embassy Office Parks REIT	1,630,800	7,622
*	Oberoi Realty Ltd.	573,255	6,937
	Phoenix Mills Ltd.	457,005	5,900
[3]	Mindspace Business Parks REIT	1,080,024	4,715
	Prestige Estates Projects Ltd.	690,046	3,939
	Brigade Enterprises Ltd.	634,426	3,937
*	Macrotech Developers Ltd.	242,643	3,473
*	Indiabulls Real Estate Ltd.	1,658,737	3,375
[3]	Brookfield India Real Estate Trust	684,771	2,627
	Sobha Ltd.	177,067	1,823
	Sunteck Realty Ltd.	237,072	1,461
*	Mahindra Lifespace Developers Ltd.	383,979	1,413
	NESCO Ltd.	109,321	890
*	Hemisphere Properties India Ltd.	370,914	669
			82,250
		Shares	Market Value• ($000)
Indonesia (0.3%)
*	Bumi Serpong Damai Tbk PT	44,785,627	3,516
	Ciputra Development Tbk PT	42,927,291	3,260
*	Summarecon Agung Tbk PT	43,878,481	2,839
*	Pakuwon Jati Tbk PT	73,526,428	2,602
*	Pollux Properti Indonesia Tbk PT	8,605,000	2,006
*	Lippo Karawaci Tbk PT	159,897,749	1,673
*,2	Hanson International Tbk PT	444,252,900	1,568
*	Mega Manunggal Property Tbk PT	22,076,300	896
*	Alam Sutera Realty Tbk PT	58,188,897	749
	Puradelta Lestari Tbk PT	42,574,000	674
*	Kawasan Industri Jababeka Tbk PT	28,929,400	323
*,2	Armidian Karyatama Tbk PT	34,315,100	121
*	Dms Propertindo Tbk	144,000	2
*,2	Modernland Realty Tbk PT	67,400	—
			20,229
Ireland (0.2%)
	Hibernia REIT plc	3,250,978	4,749
	Irish Residential Properties REIT plc	2,102,040	3,969
			8,718
Israel (1.9%)
	Azrieli Group Ltd.	179,186	16,758
	Alony Hetz Properties & Investments Ltd.	727,478	11,911
	Mivne Real Estate KD Ltd.	2,917,101	10,635
*	Melisron Ltd.	112,107	9,488
	Big Shopping Centers Ltd.	53,799	8,069
	Amot Investments Ltd.	870,157	6,651
*	Airport City Ltd.	323,824	6,182
	REIT 1 Ltd.	875,744	5,476
	Mega Or Holdings Ltd.	110,686	4,385
	Gav-Yam Lands Corp. Ltd.	295,479	3,517
	Sella Capital Real Estate Ltd.	1,005,724	3,320
*,1	Summit Real Estate Holdings Ltd.	173,769	3,157
	Israel Canada T.R Ltd.	583,198	2,815
	Gazit-Globe Ltd.	333,292	2,701
*	AFI Properties Ltd.	47,812	2,483
	YH Dimri Construction & Development Ltd.	33,821	2,428
*	Property & Building Corp. Ltd.	13,305	1,890
	Blue Square Real Estate Ltd.	24,051	1,861
	Isras Investment Co. Ltd.	7,929	1,771
	Electra Real Estate Ltd.	99,847	1,556
*	Brack Capital Properties NV	11,363	1,326
	Israel Land Development - Urban Renewal Ltd.	74,904	1,049

11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Prashkovsky Investments and Construction Ltd.	31,097	980
	Norstar Holdings Inc.	111,719	960
			111,369
Italy (0.0%)
*	Immobiliare Grande Distribuzione SIIQ SpA	277,281	1,216
[3]	COIMA RES SpA	86,153	689
			1,905
Japan (22.3%)
	Mitsui Fudosan Co. Ltd.	4,757,457	108,774
	Daiwa House Industry Co. Ltd.	3,282,874	108,303
	Mitsubishi Estate Co. Ltd.	6,855,745	104,187
	Sumitomo Realty & Development Co. Ltd.	2,345,767	84,776
	Nippon Building Fund Inc.	8,146	52,924
	Nippon Prologis REIT Inc.	12,724	42,499
	Daito Trust Construction Co. Ltd.	339,625	42,108
	Japan Real Estate Investment Corp.	6,825	41,832
	GLP J-REIT	22,128	36,094
	Nomura Real Estate Master Fund Inc.	23,234	34,792
	Japan Metropolitan Fund Investment	34,443	31,637
	Daiwa House REIT Investment Corp.	10,365	29,744
	Hulic Co. Ltd.	2,877,937	27,673
	Orix JREIT Inc.	13,604	22,570
	Advance Residence Investment Corp.	6,825	22,432
	United Urban Investment Corp.	15,366	19,155
	Industrial & Infrastructure Fund Investment Corp.	10,201	18,704
	Japan Prime Realty Investment Corp.	4,721	17,316
	Tokyu Fudosan Holdings Corp.	2,977,944	17,255
[1]	Sekisui House REIT Inc.	21,139	15,981
	Tokyo Tatemono Co. Ltd.	1,030,083	15,141
	Activia Properties Inc.	3,677	15,075
	LaSalle Logiport REIT	8,797	14,626
	Nomura Real Estate Holdings Inc.	574,429	14,004
	Nippon Accommodations Fund Inc.	2,479	13,826
	Mitsui Fudosan Logistics Park Inc.	2,538	13,492
[1]	Kenedix Office Investment Corp.	2,114	13,385
	Japan Logistics Fund Inc.	4,460	13,341
	Japan Hotel REIT Investment Corp.	22,010	13,292
		Shares	Market Value• ($000)
	Invincible Investment Corp.	30,041	11,877
	AEON REIT Investment Corp.	8,328	11,258
	Frontier Real Estate Investment Corp.	2,506	11,087
	Mori Hills REIT Investment Corp.	8,026	10,882
	Daiwa Securities Living Investments Corp.	10,504	10,611
	Kenedix Residential Next Investment Corp.	4,908	9,438
	Daiwa Office Investment Corp.	1,443	9,314
	Comforia Residential REIT Inc.	3,108	9,059
	Katitas Co. Ltd.	247,892	9,051
	Hulic REIT Inc.	5,935	8,991
[1]	NTT UD REIT Investment Corp.	6,488	8,612
	NIPPON REIT Investment Corp.	2,218	8,526
	Mitsubishi Estate Logistics REIT Investment Corp.	1,927	8,333
	Tokyu REIT Inc.	4,578	7,681
	Japan Excellent Inc.	6,334	7,648
	Kenedix Retail REIT Corp.	2,868	7,318
	Hoshino Resorts REIT Inc.	1,109	7,241
	Aeon Mall Co. Ltd.	469,383	6,876
	Heiwa Real Estate REIT Inc.	4,581	6,396
	Mori Trust Sogo REIT Inc.	4,748	6,134
	Ichigo Office REIT Investment Corp.	7,456	5,648
	Fukuoka REIT Corp.	3,570	5,299
	Heiwa Real Estate Co. Ltd.	162,532	5,131
	Hankyu Hanshin REIT Inc.	3,430	5,059
	Global One Real Estate Investment Corp.	4,739	4,881
	CRE Logistics REIT Inc.	2,462	4,790
	Star Asia Investment Corp.	8,814	4,676
	SOSiLA Logistics REIT Inc.	3,014	4,532
	Itochu Advance Logistics Investment Corp.	2,777	3,955
	Starts Corp. Inc.	161,600	3,883
	Daibiru Corp.	271,557	3,779
[1]	Mirai Corp.	8,151	3,763
	SAMTY Co. Ltd.	167,400	3,723
	Samty Residential Investment Corp.	3,492	3,685
	Ichigo Inc.	1,218,400	3,647
	One REIT Inc.	1,182	3,170
	Keihanshin Building Co. Ltd.	225,000	2,811
[1]	Starts Proceed Investment Corp.	1,088	2,286
	Takara Leben Real Estate Investment Corp.	2,287	2,230

12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	ESCON Japan REIT Investment Corp.	1,734	2,152
*	SRE Holdings Corp.	30,600	2,126
	Health Care & Medical Investment Corp.	1,530	2,104
*	Leopalace21 Corp.	907,950	1,956
[1]	Sankei Real Estate Inc.	1,759	1,930
	Mori Trust Hotel REIT Inc.	1,551	1,926
[1]	Tosei REIT Investment Corp.	1,555	1,790
	TOC Co. Ltd.	246,829	1,384
	Tosei Corp.	139,200	1,338
	Sun Frontier Fudousan Co. Ltd.	135,700	1,273
*,1	TKP Corp.	75,200	1,217
	Shinoken Group Co. Ltd.	118,200	1,168
	Takara Leben Co. Ltd.	408,152	1,112
	Goldcrest Co. Ltd.	76,040	1,090
[1]	Ichigo Hotel REIT Investment Corp.	1,260	1,078
	Xymax REIT Investment Corp.	1,035	1,060
[1]	Ooedo Onsen REIT Investment Corp.	1,179	843
[1]	CRE Inc.	52,800	828
	Nippon Commercial Development Co. Ltd.	53,900	819
	Star Mica Holdings Co. Ltd.	59,700	790
	Marimo Regional Revitalization REIT Inc.	676	782
	Japan Property Management Center Co. Ltd.	62,300	632
	Arealink Co. Ltd.	45,500	619
	Dear Life Co. Ltd.	112,300	564
	Airport Facilities Co. Ltd.	100,900	516
	Tokyo Rakutenchi Co. Ltd.	13,900	496
[1]	Good Com Asset Co. Ltd.	39,100	468
[1]	Ardepro Co. Ltd.	816,300	387
*	Mirainovate Co. Ltd.	178,329	355
			1,291,022
Kuwait (0.2%)
	Commercial Real Estate Co. KSC	7,239,283	3,239
*	National Real Estate Co. KPSC	4,461,954	3,200
*	Kuwait Real Estate Co. KSC	2,815,791	1,683
*	Al Mazaya Holding Co. KSCP	2,476,398	652
			8,774
Malaysia (0.6%)
	KLCCP Stapled Group	2,562,670	4,211
	Sunway REIT	9,181,534	3,243
	IGB REIT	7,784,400	3,158
	IOI Properties Group Bhd.	9,498,100	2,940
*	SP Setia Bhd. Group	6,607,900	2,487
	Axis REIT	5,367,300	2,477
		Shares	Market Value• ($000)
	Sime Darby Property Bhd.	13,389,900	2,347
	Mah Sing Group Bhd.	8,016,825	1,569
	Matrix Concepts Holdings Bhd.	2,954,528	1,533
	Eco World Development Group Bhd. (XKLS)	6,156,900	1,518
	UOA Development Bhd.	3,307,300	1,397
	Pavilion REIT	3,601,300	1,233
	YNH Property Bhd.	1,654,700	1,068
	YTL Hospitality REIT	3,764,600	909
	OSK Holdings Bhd	4,152,500	904
*	UEM Sunrise Bhd.	6,887,565	657
	Eco World International Bhd	4,131,600	489
*	Sunway Bhd. Warrants Exp. 10/3/24	1,339,862	144
*	Eco World Development Group Bhd. Warrants Exp. 3/26/22	450,320	1
			32,285
Mexico (0.7%)
	Fibra Uno Administracion SA	14,598,385	14,508
	Corp. Inmobiliaria Vesta SAB de CV	3,224,591	5,613
	PLA Administradora Industrial S de RL de CV	3,896,200	5,458
	Prologis Property Mexico SA de CV	2,215,553	5,100
	Concentradora Fibra Danhos SA de CV	4,062,292	4,909
[3]	Macquarie Mexico Real Estate Management SA de CV	3,561,380	4,248
			39,836
Netherlands (0.3%)
[3]	CTP NV	293,219	6,227
	Eurocommercial Properties NV	194,478	4,539
	NSI NV	87,119	3,492
	Wereldhave NV	197,779	3,070
	Vastned Retail NV	90,456	2,578
			19,906
New Zealand (0.5%)
	Goodman Property Trust	5,161,013	9,203
	Precinct Properties New Zealand Ltd.	5,966,963	7,143
	Kiwi Property Group Ltd.	7,728,405	6,481
	Argosy Property Ltd.	4,147,732	4,642
	Vital Healthcare Property Trust	1,891,035	3,972
			31,441
Norway (0.4%)
[3]	Entra ASA	897,341	22,398
	Selvaag Bolig ASA	211,998	1,305
			23,703
Other (0.5%)[4]
[5]	Vanguard Real Estate ETF	259,314	28,276

13

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Philippines (1.2%)
	SM Prime Holdings Inc.	55,490,707	36,502
	Ayala Land Inc.	28,987,660	20,190
	Megaworld Corp.	57,927,100	3,529
	Robinson's Land Corp.	9,960,872	3,367
	AREIT Inc.	2,022,100	1,717
	Vista Land & Lifescapes Inc.	14,967,178	1,121
	DDMP REIT Inc.	30,444,000	1,089
	Filinvest Land Inc.	41,587,000	950
	DoubleDragon Properties Corp.	3,449,960	704
			69,169
Poland (0.1%)
	Develia SA	2,161,936	1,946
*	EPP NV	2,177,173	1,707
			3,653
Qatar (0.2%)
	Barwa Real Estate Co.	9,440,856	8,185
*	Ezdan Holding Group QSC	7,836,239	3,333
			11,518
Romania (0.0%)
	MAS Real Estate Inc.	2,099,321	2,472
Russia (0.0%)
	Etalon Group plc GDR (Registered)	970,580	1,530
	INGRAD PJSC	37,444	710
			2,240
Saudi Arabia (0.6%)
*	Dar Al Arkan Real Estate Development Co.	2,652,059	6,999
*	Emaar Economic City	2,053,904	6,947
	Arabian Centres Co. Ltd.	515,657	3,510
	Arriyadh Development Co.	427,863	3,036
*	Saudi Real Estate Co.	412,789	2,460
	Jadwa REIT Saudi Fund	604,629	2,355
	Al Rajhi REIT	587,799	1,912
	Derayah REIT	492,946	1,734
	Riyad REIT Fund	597,086	1,645
	Alandalus Property Co.	219,069	1,177
	Musharaka Real Estate Income Fund	297,551	792
	Alahli REIT Fund 1	208,548	774
	Sedco Capital REIT Fund	152,904	503
	Al Maather REIT Fund	197,064	494
	Alkhabeer REIT	192,844	471
*	Swicorp Wabel REIT	203,729	423
			35,232
Singapore (5.8%)
	CapitaLand Integrated Commercial Trust	24,573,868	39,133
	Ascendas REIT	16,532,484	37,866
*	Capitaland Investment Ltd.	12,305,738	31,392
	Mapletree Logistics Trust	14,182,918	21,268
	Mapletree Industrial Trust	9,565,391	19,526
	Mapletree Commercial Trust	10,796,741	17,464
		Shares	Market Value• ($000)
	Frasers Logistics & Commercial Trust	14,310,252	16,114
	City Developments Ltd.	2,318,790	12,587
	UOL Group Ltd.	2,319,478	12,440
	Suntec REIT	10,653,627	11,795
	Keppel DC REIT	6,196,924	10,973
	Frasers Centrepoint Trust	5,313,040	9,501
	Mapletree North Asia Commercial Trust	10,643,166	8,065
	Keppel REIT	9,607,615	8,041
	Ascott Residence Trust	9,050,122	6,920
	Parkway Life REIT	1,907,397	6,597
	Manulife US REIT	7,127,310	5,071
	ESR-REIT	13,789,498	4,915
	Cromwell European REIT	1,514,666	4,622
	CapitaLand China Trust	5,080,408	4,601
	ARA LOGOS Logistics Trust	6,502,731	4,347
	OUE Commercial REIT	11,781,767	3,926
	Ascendas India Trust	3,571,800	3,690
[2]	SPH REIT	4,788,500	3,466
	Wing Tai Holdings Ltd.	2,350,600	3,383
	CDL Hospitality Trusts	3,741,306	3,329
	Starhill Global REIT	6,878,668	3,294
	Keppel Pacific Oak US REIT	3,823,500	3,040
	Lendlease Global Commercial REIT	4,355,200	2,828
	Far East Hospitality Trust	5,134,592	2,458
	AIMS APAC REIT	2,226,076	2,377
	Prime US REIT	2,744,000	2,371
	Yanlord Land Group Ltd.	2,800,104	2,328
	Sasseur REIT	2,563,000	1,617
	OUE Ltd.	1,428,200	1,463
	First REIT	5,929,226	1,164
	IREIT Global	2,136,953	1,030
	Tuan Sing Holdings Ltd.	2,469,000	901
	EC World REIT	1,266,900	751
*,2	Eagle Hospitality Trust	2,602,300	356
	Frasers Hospitality Trust	44,400	16
	Sabana Industrial REIT	43,200	14
	Chip Eng Seng Corp. Ltd.	28,800	9
	Oxley Holdings Ltd.	45,600	7
	Lippo Malls Indonesia Retail Trust	31,800	1
			337,057
South Africa (1.2%)
	NEPI Rockcastle plc	2,338,364	15,632
	Growthpoint Properties Ltd.	16,907,098	14,310
*	Redefine Properties Ltd.	26,836,489	7,914
	Resilient REIT Ltd.	1,597,212	5,847
	Fortress REIT Ltd. Class A	5,931,949	5,175
[1]	Equites Property Fund Ltd.	3,497,090	4,661
	Vukile Property Fund Ltd.	4,338,911	3,462
[1]	Hyprop Investments Ltd.	1,522,765	2,956
	Stor-Age Property REIT Ltd.	2,126,422	1,953

14

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Investec Property Fund Ltd.	2,787,043	1,938
[1]	SA Corporate Real Estate Ltd.	12,391,453	1,732
*	Attacq Ltd.	3,666,867	1,564
	Arrowhead Properties Ltd. Class B	4,176,014	1,088
	Emira Property Fund Ltd.	1,391,529	858
*	Fortress REIT Ltd. Class B	3,943,669	633
			69,723
South Korea (0.3%)
	LOTTE REIT Co. Ltd.	599,520	2,905
	ESR Kendall Square REIT Co. Ltd.	491,202	2,867
	JR REIT XXVII	566,430	2,699
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	421,836	1,788
	Shinhan Alpha REIT Co. Ltd.	210,461	1,451
	Korea Real Estate Investment & Trust Co. Ltd.	712,944	1,430
	SK D&D Co. Ltd.	36,049	976
	Koramco Energy Plus REIT	165,064	965
	IGIS Value Plus REIT Co. Ltd.	119,878	603
			15,684
Spain (0.6%)
	Merlin Properties Socimi SA	1,643,187	17,795
	Inmobiliaria Colonial Socimi SA	1,307,219	12,711
[3]	Aedas Homes SA	91,562	2,632
*,3	Metrovacesa SA	220,355	1,932
	Lar Espana Real Estate Socimi SA	300,387	1,829
			36,899
Sweden (4.8%)
*	Fastighets AB Balder Class B	518,094	37,566
[1]	Samhallsbyggnadsbolaget i Norden AB	5,073,834	34,014
	Sagax AB Class B	820,045	32,096
	Castellum AB	1,120,203	29,857
	Fabege AB	1,336,325	22,619
	Wallenstam AB Class B	1,033,307	18,136
	Wihlborgs Fastigheter AB	658,487	15,612
	Nyfosa AB	827,948	13,974
[1]	Kungsleden AB	806,201	11,087
	Hufvudstaden AB Class A	579,781	9,277
	Catena AB	144,127	8,781
*	Pandox AB Class B	439,352	7,743
	Atrium Ljungberg AB Class B	235,534	5,408
	Cibus Nordic Real Estate AB	196,968	5,212
	NP3 Fastigheter AB	140,598	4,994
	Dios Fastigheter AB	423,406	4,926
	Platzer Fastigheter Holding AB Class B	300,429	4,896
		Shares	Market Value• ($000)
*	K-fast Holding AB Class B	302,029	2,769
	Samhallsbyggnadsbolaget i Norden AB Class D	738,672	2,688
	Sagax AB Class D	578,046	2,206
[1]	Akelius Residential Property AB Class D	1,074,585	2,147
*	Annehem Fastigheter AB Class B	193,547	831
			276,839
Switzerland (1.7%)
	Swiss Prime Site AG (Registered)	374,197	38,043
	PSP Swiss Property AG (Registered)	225,955	28,246
	Allreal Holding AG (Registered)	71,393	15,099
	Mobimo Holding AG (Registered)	32,514	10,958
	Intershop Holding AG	6,078	3,802
			96,148
Taiwan (1.0%)
	Ruentex Development Co. Ltd.	6,734,580	17,188
	Highwealth Construction Corp.	5,136,598	8,294
	Huaku Development Co. Ltd.	1,162,854	3,804
	Chong Hong Construction Co. Ltd.	1,092,297	2,899
	Prince Housing & Development Corp.	5,453,478	2,602
	Kindom Development Co. Ltd.	1,847,900	2,551
	Farglory Land Development Co. Ltd.	1,026,631	2,481
	Cathay Real Estate Development Co. Ltd.	2,445,100	1,715
	Hung Sheng Construction Ltd.	1,718,520	1,492
	Sakura Development Co. Ltd.	1,083,931	1,226
	Advancetek Enterprise Co. Ltd.	1,255,000	1,133
	Chung Lien Co. Ltd.	391,000	1,080
	ZongTai Real Estate Development Co. Ltd.	771,516	1,077
	Kuo Yang Construction Co. Ltd.	1,226,802	1,059
	KEE TAI Properties Co. Ltd.	2,062,869	974
*	Shining Building Business Co. Ltd.	2,284,869	912
	Hong Pu Real Estate Development Co. Ltd.	1,054,194	825
*	King's Town Construction Co. Ltd.	596,000	784
	Huang Hsiang Construction Corp.	554,000	728
	Hung Ching Development & Construction Co. Ltd.	670,000	721
*	Delpha Construction Co. Ltd.	1,149,000	616

15

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Yungshin Construction & Development Co. Ltd.	273,000	589
	GTM Holdings Corp.	635,000	571
*	Taiwan Land Development Corp.	3,341,000	408
	Yea Shin International Development Co. Ltd.	509,000	385
			56,114
Thailand (1.0%)
	Central Pattana PCL	6,667,500	11,931
	CPN Retail Growth Leasehold REIT	9,305,435	6,011
	Land & Houses PCL (Registered)	17,998,800	4,592
	Lotus's Retail Growth Freehold And Leasehold Property Fund	8,520,230	4,194
	WHA Corp. PCL	38,121,386	3,891
	Frasers Property THA	6,951,000	2,786
	Supalai PCL	3,821,481	2,696
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,558,196	2,609
	Amata Corp. PCL	2,798,023	1,724
[1]	Origin Property PCL Class F	4,765,098	1,624
*	MBK PCL	3,582,392	1,513
	Quality Houses PCL	21,391,200	1,483
	IMPACT Growth REIT	2,457,000	1,465
	Bangkok Land PCL	43,334,895	1,438
	AP Thailand PCL	4,861,920	1,298
	Pruksa Holding PCL	2,991,600	1,244
*	Pruksa Real Estate PCL	3,024,500	943
[1]	SC Asset Corp. PCL	8,625,140	931
	Hemaraj Leasehold REIT	3,137,700	861
	Sansiri PCL	22,103,525	842
*,1	U City PCL Class F	15,098,624	815
*	Singha Estate PCL	13,228,400	807
	Ally Leasehold REIT (XBKK)	3,118,900	700
	Noble Development PCL	3,103,828	614
[1]	LPN Development PCL	3,088,000	464
[1]	Sansiri PCL NDVR	4,235,675	161
*	Singha Estate PCL	783,600	48
*	Mbk W3 Warrants Exp. 10/22/27	143,296	47
*	MBK PCL Warrants Exp. 11/15/23	127,968	43
	SC Asset Corp. PCL NVDR	251,197	29
	Ally Leasehold REIT	123,900	28
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	27
*	Hemaraj Leasehold REIT	86,200	24
	IMPACT Growth REIT (XBKK)	27,900	17
*,2	PACE Development Corp. PCL Warrants Exp. 8/29/22	11,308,800	7
		Shares	Market Value• ($000)
	S Prime Growth Leasehold REIT	30,200	6
			57,913
Turkey (0.1%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,436,747	1,940
	Yeni Gimat Gayrimenkul Ortakligi A/S	604,795	948
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,111,466	854
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,499,349	630
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,341,623	467
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	2,706,341	447
			5,286
United Arab Emirates (1.0%)
	Aldar Properties PJSC	18,947,449	20,848
	Emaar Properties PJSC	17,300,034	18,939
*	Emaar Malls PJSC	9,677,411	5,282
*	Emaar Development PJSC	4,141,024	4,418
*	DAMAC Properties Dubai Co. PJSC	9,497,879	3,239
*	RAK Properties PJSC	4,766,146	952
*	Manazel PJSC	6,332,506	949
*	Deyaar Development PJSC	7,271,480	589
*	Eshraq Investments PJSC	5,727,226	504
			55,720
United Kingdom (8.2%)
	Segro plc	5,915,177	104,548
	Land Securities Group plc	3,702,646	34,784
	British Land Co. plc	4,622,595	31,212
	UNITE Group plc	1,966,445	29,361
	Tritax Big Box REIT plc	8,479,592	26,095
	Derwent London plc	553,052	25,582
	Big Yellow Group plc	851,703	17,220
	Safestore Holdings plc	1,038,701	17,075
	LondonMetric Property plc	4,484,094	16,038
	Grainger plc	3,649,210	15,348
	Primary Health Properties plc	6,556,973	13,771
	Assura plc	13,196,857	13,157
	Great Portland Estates plc	1,251,696	12,516
	Shaftesbury plc	1,420,011	12,120
	Sirius Real Estate Ltd.	5,241,359	9,682
	Capital & Counties Properties plc	4,195,189	9,462
[1]	Hammerson plc	20,712,738	9,095
	Workspace Group plc	633,717	7,125
	LXI REIT plc	3,450,152	6,923
	GCP Student Living plc	2,242,970	6,458
	Supermarket Income REIT plc	3,996,089	6,457
	BMO Commercial Property Trust Ltd.	3,936,879	5,510
	UK Commercial Property REIT Ltd.	4,227,237	4,389

16

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Civitas Social Housing plc	3,064,535	3,936
	Empiric Student Property plc	2,976,024	3,599
	Picton Property Income Ltd.	2,700,141	3,584
	Helical plc	525,612	3,313
	PRS REIT plc	2,298,313	3,207
	Impact Healthcare REIT plc	1,729,050	2,797
	Custodian REIT plc	2,073,550	2,753
	CLS Holdings plc	896,111	2,742
	Phoenix Spree Deutschland Ltd.	494,099	2,711
[3]	Regional REIT Ltd.	2,129,453	2,558
[3]	Triple Point Social Housing REIT plc	1,826,813	2,438
	Standard Life Investment Property Income Trust Ltd.	2,005,235	2,020
	Schroder REIT Ltd.	2,788,394	1,912
	Home REIT plc	1,186,087	1,863
	NewRiver REIT plc	1,513,798	1,614
	AEW UK REIT plc	784,208	1,149
[1,2]	Intu Properties plc	5,001,586	—
			476,124
Total Common Stocks (Cost $5,701,457)			5,743,803
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[6,7]	Vanguard Market Liquidity Fund, 0.070% (Cost $191,392)	1,913,994	191,399
Total Investments (102.6%) (Cost $5,892,849)			5,935,202
Other Assets and Liabilities—Net (-2.6%)			(152,495)
Net Assets (100%)			5,782,707
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $161,260,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $135,190,000, representing 2.3% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $187,138,000 was received for securities on loan, of which $186,578,000 is held in Vanguard Market Liquidity Fund and $560,000 is held in cash.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
17

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	20	4,597	85
MSCI Emerging Markets Index	December 2021	332	20,949	(503)
Topix Index	December 2021	85	14,860	(436)
				(854)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Deutsche Bank AG	12/15/21	HKD	61,572	USD	7,907	7	—
UBS AG	12/15/21	JPY	1,115,054	USD	10,150	—	(362)
UBS AG	12/15/21	JPY	141,960	USD	1,243	3	—
State Street Bank & Trust Co.	11/4/21	PHP	824	USD	16	—	—
Bank of America, N.A.	12/15/21	USD	2,788	AUD	3,776	—	(53)
Bank of Montreal	12/15/21	USD	5,751	EUR	4,851	137	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	3,132	GBP	2,267	29	—
JPMorgan Chase Bank, N.A.	12/15/21	USD	11,770	HKD	91,562	1	—
Bank of America, N.A.	12/15/21	USD	9,490	JPY	1,084,636	—	(31)
Barclays Bank plc	12/15/21	USD	5,268	JPY	586,725	117	—
						294	(446)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
PHP—Philippines Peso.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,679,749)	5,715,527
Affiliated Issuers (Cost $213,100)	219,675
Total Investments in Securities	5,935,202
Investment in Vanguard	197
Cash	15,897
Cash Collateral Pledged—Futures Contracts	2,417
Cash Collateral Pledged—Forward Currency Contracts	370
Foreign Currency, at Value (Cost $75,030)	75,112
Receivables for Investment Securities Sold	40,597
Receivables for Accrued Income	22,041
Receivables for Capital Shares Issued	302
Unrealized Appreciation—Forward Currency Contracts	294
Total Assets	6,092,429
Liabilities
Payables for Investment Securities Purchased	116,593
Collateral for Securities on Loan	187,138
Payables for Capital Shares Redeemed	2,362
Payables to Vanguard	305
Variation Margin Payable—Futures Contracts	449
Unrealized Depreciation—Forward Currency Contracts	446
Deferred Foreign Capital Gains Taxes	2,429
Total Liabilities	309,722
Net Assets	5,782,707
19

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	6,260,292
Total Distributable Earnings (Loss)	(477,585)
Net Assets	5,782,707

ETF Shares—Net Assets
Applicable to 88,353,487 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,070,609
Net Asset Value Per Share—ETF Shares	$57.39

Admiral Shares—Net Assets
Applicable to 14,352,276 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	499,417
Net Asset Value Per Share—Admiral Shares	$34.80

Institutional Shares—Net Assets
Applicable to 1,835,606 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	212,681
Net Asset Value Per Share—Institutional Shares	$115.86

See accompanying Notes, which are an integral part of the Financial Statements.
20

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	223,160
Dividends—Affiliated Issuers	686
Interest—Unaffiliated Issuers	7
Interest—Affiliated Issuers	11
Securities Lending—Net	3,596
Total Income	227,460
Expenses
The Vanguard Group—Note B
Investment Advisory Services	873
Management and Administrative—ETF Shares	4,447
Management and Administrative—Admiral Shares	407
Management and Administrative—Institutional Shares	207
Marketing and Distribution—ETF Shares	127
Marketing and Distribution—Admiral Shares	18
Marketing and Distribution—Institutional Shares	7
Custodian Fees	600
Auditing Fees	40
Shareholders’ Reports—ETF Shares	195
Shareholders’ Reports—Admiral Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	6,929
Net Investment Income	220,531
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2,3]	69,467
Investment Securities Sold—Affiliated Issuers	78
Futures Contracts	9,665
Swap Contracts	167
Forward Currency Contracts	(131)
Foreign Currencies	400
Realized Net Gain (Loss)	79,646
21

Global ex-U.S. Real Estate Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[4]	869,174
Investment Securities—Affiliated Issuers	6,692
Futures Contracts	(586)
Swap Contracts	(41)
Forward Currency Contracts	(34)
Foreign Currencies	(233)
Change in Unrealized Appreciation (Depreciation)	874,972
Net Increase (Decrease) in Net Assets Resulting from Operations	1,175,149
1	Dividends are net of foreign withholding taxes of $17,600,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $2,000.
3	Includes $145,009,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $2,429,000.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	220,531	195,576
Realized Net Gain (Loss)	79,646	(110,687)
Change in Unrealized Appreciation (Depreciation)	874,972	(1,222,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,175,149	(1,137,377)
Distributions
ETF Shares	(99,846)	(358,889)
Admiral Shares	(9,656)	(37,035)
Institutional Shares	(5,091)	(14,097)
Total Distributions	(114,593)	(410,021)
Capital Share Transactions
ETF Shares	(70,397)	(372,426)
Admiral Shares	(13,827)	(56,772)
Institutional Shares	(38,740)	27,341
Net Increase (Decrease) from Capital Share Transactions	(122,964)	(401,857)
Total Increase (Decrease)	937,592	(1,949,255)
Net Assets
Beginning of Period	4,845,115	6,794,370
End of Period	5,782,707	4,845,115

See accompanying Notes, which are an integral part of the Financial Statements.
23

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$47.04	$60.79	$52.99	$59.49	$53.35
Investment Operations
Net Investment Income[1]	2.145	1.761	2.033	2.672	1.900
Net Realized and Unrealized Gain (Loss) on Investments	9.312	(11.864)	7.969	(6.240)	6.325
Total from Investment Operations	11.457	(10.103)	10.002	(3.568)	8.225
Distributions
Dividends from Net Investment Income	(1.107)	(3.647)	2.202	(2.932)	(2.085)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.107)	(3.647)	2.202	(2.932)	(2.085)
Net Asset Value, End of Period	$57.39	$47.04	$60.79	$52.99	$59.49
Total Return	24.47%	-17.71%	19.47%	-6.42%	16.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,071	$4,219	$5,945	$5,270	$5,122
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.80%	3.44%	3.54%	4.51%	3.44%
Portfolio Turnover Rate[2]	7%	11%	7%	7%	6%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.51	$36.84	$32.11	$36.05	$32.33
Investment Operations
Net Investment Income[1]	1.302	1.079	1.236	1.620	1.141
Net Realized and Unrealized Gain (Loss) on Investments	5.656	(7.199)	4.828	(3.784)	3.844
Total from Investment Operations	6.958	(6.120)	6.064	(2.164)	4.985
Distributions
Dividends from Net Investment Income	(.668)	(2.210)	1.334	(1.776)	(1.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.668)	(2.210)	1.334	(1.776)	(1.265)
Net Asset Value, End of Period	$34.80	$28.51	$36.84	$32.11	$36.05
Total Return[2]	24.48%	-17.71%	19.46%	-6.43%	16.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$499	$421	$617	$475	$453
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.80%	3.49%	3.55%	4.51%	3.44%
Portfolio Turnover Rate[3]	7%	11%	7%	7%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$94.98	$122.73	$106.98	$120.11	$107.71
Investment Operations
Net Investment Income[1]	4.376	3.646	4.143	5.543	3.889
Net Realized and Unrealized Gain (Loss) on Investments	18.763	(24.030)	16.064	(12.740)	12.741
Total from Investment Operations	23.139	(20.384)	20.207	(7.197)	16.630
Distributions
Dividends from Net Investment Income	(2.259)	(7.366)	4.457	(5.933)	(4.230)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.259)	(7.366)	4.457	(5.933)	(4.230)
Net Asset Value, End of Period	$115.86	$94.98	$122.73	$106.98	$120.11
Total Return[2]	24.44%	-17.71%	19.46%	-6.42%	16.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$213	$205	$232	$115	$156
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.84%	3.55%	3.57%	4.52%	3.46%
Portfolio Turnover Rate[3]	7%	11%	7%	7%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
27

Global ex-U.S. Real Estate Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
28

Global ex-U.S. Real Estate Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at October 31, 2021.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Global ex-U.S. Real Estate Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
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Global ex-U.S. Real Estate Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $197,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Global ex-U.S. Real Estate Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	246,203	—	—	246,203
Common Stocks—Other	33,366	5,457,486	6,748	5,497,600
Temporary Cash Investments	191,399	—	—	191,399
Total	470,968	5,457,486	6,748	5,935,202
Derivative Financial Instruments
Assets
Futures Contracts[1]	85	—	—	85
Forward Currency Contracts	—	294	—	294
Total	85	294	—	379
Liabilities
Futures Contracts[1]	939	—	—	939
Forward Currency Contracts	—	446	—	446
Total	939	446	—	1,385
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	85	—	85
Unrealized Appreciation—Forward Currency Contracts	—	294	294
Total Assets	85	294	379

Unrealized Depreciation—Futures Contracts[1]	939	—	939
Unrealized Depreciation—Forward Currency Contracts	—	446	446
Total Liabilities	939	446	1,385
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global ex-U.S. Real Estate Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	9,665	—	9,665
Swap Contracts	167	—	167
Forward Currency Contracts	—	(131)	(131)
Realized Net Gain (Loss) on Derivatives	9,832	(131)	9,701
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(586)	—	(586)
Swap Contracts	(41)	—	(41)
Forward Currency Contracts	—	(34)	(34)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(627)	(34)	(661)
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	127,644
Total Distributable Earnings (Loss)	(127,644)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	266,075
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(560,789)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	(182,871)
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Global ex-U.S. Real Estate Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	114,593	410,021
Long-Term Capital Gains	—	—
Total	114,593	410,021
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,115,200
Gross Unrealized Appreciation	763,519
Gross Unrealized Depreciation	(943,945)
Net Unrealized Appreciation (Depreciation)	(180,426)
F.	During the year ended October 31, 2021, the fund purchased $1,052,166,000 of investment securities and sold $980,204,000 of investment securities, other than temporary cash investments. Purchases and sales include $392,898,000 and $584,115,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	561,742	9,958	299,697	5,699
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(632,139)	(11,300)	(672,123)	(13,800)
Net Increase (Decrease)—ETF Shares	(70,397)	(1,342)	(372,426)	(8,101)
Admiral Shares
Issued[1]	79,528	2,366	125,819	4,401
Issued in Lieu of Cash Distributions	7,547	223	28,790	825
Redeemed[2]	(100,902)	(2,990)	(211,381)	(7,235)
Net Increase (Decrease)—Admiral Shares	(13,827)	(401)	(56,772)	(2,009)
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Global ex-U.S. Real Estate Index Fund
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	19,957	186	32,658	330
Issued in Lieu of Cash Distributions	1,747	15	5,630	48
Redeemed[2]	(60,444)	(524)	(10,947)	(112)
Net Increase (Decrease)—Institutional Shares	(38,740)	(323)	27,341	266
1	Includes purchase fees for fiscal 2021 and 2020 of $253,000 and $396,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2021 and 2020 of $253,000 and $473,000, respectively (fund totals).
H.	Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	154,274	NA2	NA2	(10)	11	11	—	191,399
Vanguard Real Estate ETF	7,415	15,143	896	88	6,681	686	—	28,276
Total	161,689			78	6,692	697	—	219,675
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2021 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $33,712,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $240,091,000 and foreign taxes paid of $14,582,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
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The S&P Global ex-U.S. Property Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Global ex-U.S. Real Estate Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Global ex-U.S. Real Estate Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Global ex-U.S. Real Estate Index Fund particularly or the ability of the S&P Global ex-U.S. Property Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S& P Global ex-U.S. Property Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P Global ex-U.S. Property Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Global ex-U.S. Real Estate Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Global ex-U.S. Real Estate Index Fund into consideration in determining, composing or calculating the S&P Global ex-U.S. Property Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Global ex-U.S. Real Estate Index Fund or the timing of the issuance or sale of Vanguard Global ex-U.S. Real Estate Index Fund or in the determination or calculation of the equation by which Vanguard Global ex-U.S. Real Estate Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Global ex-U.S. Real Estate Index Fund. There is no assurance that investment products based on the S& P Global ex-U.S. Property Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD GLOBAL EX-U.S. REAL ESTATE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
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Michael Rollings
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Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

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Q7380 122021

Annual Report  |  October 31, 2021
Vanguard Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, returns for Vanguard Emerging Markets Stock Index Fund ranged from 17.23% for Investor Shares to 17.51% for ETF Shares (based on net asset value). The fund trailed its benchmark index, which returned 18.48%, in part because of differences in the prices of securities used by the fund to calculate its net asset value and the quoted or published prices for the same securities.[1]
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers was also key to the rebound. Even amid concerns toward the end of the fiscal year about inflation and the prospect of less accommodative monetary policy, stock returns for the period were excellent.
•	At the sector level, financial and technology stocks, the two largest weightings in the index at the end of the period, powered the broad advance of emerging markets. Financials returned about 33%. Consumer discretionary stocks lagged, returning about –12%.
•	Among markets, Taiwan (43%) and India (55%) led the way amid widespread positive returns, outweighing China, which was a detractor at –7%.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
1 See Note A-1, “Security Valuation,” in the Notes to Financial Statements.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$969.90	$1.44
FTSE Emerging Markets ETF Shares	1,000.00	971.40	0.30
Admiral™ Shares	1,000.00	970.90	0.70
Institutional Shares	1,000.00	970.80	0.50
Institutional Plus Shares	1,000.00	971.10	0.40
Based on Hypothetical 5% Yearly Return
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.74	$1.48
FTSE Emerging Markets ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
Institutional Plus Shares	1,000.00	1,024.80	0.41
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.29% for Investor Shares, 0.06% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Emerging Markets Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Investor Shares	17.23%	8.59%	4.63%	$15,724
Spliced Emerging Markets Index	18.48	8.94	4.81	16,002
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836
Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
FTSE Emerging Markets ETF Shares Net Asset Value	17.51%	8.81%	4.83%	$16,028
FTSE Emerging Markets ETF Shares Market Price	18.24	8.83	4.91	16,150
Spliced Emerging Markets Index	18.48	8.94	4.81	16,002
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

See Financial Highlights for dividend and capital gains information.
4

Emerging Markets Stock Index Fund
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Emerging Markets Stock Index Fund Admiral Shares	17.44%	8.77%	4.81%	$15,989
Spliced Emerging Markets Index	18.48	8.94	4.81	16,002
FTSE Global All Cap ex US Index	30.96	10.06	7.09	19,836

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Emerging Markets Stock Index Fund Institutional Shares	17.45%	8.81%	4.84%	$8,021,444
Spliced Emerging Markets Index	18.48	8.94	4.81	8,000,837
FTSE Global All Cap ex US Index	30.96	10.06	7.09	9,918,026

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Emerging Markets Stock Index Fund Institutional Plus Shares	17.49%	8.83%	4.86%	$160,805,640
Spliced Emerging Markets Index	18.48	8.94	4.81	160,016,730
FTSE Global All Cap ex US Index	30.96	10.06	7.09	198,360,510
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
FTSE Emerging Markets ETF Shares Market Price	18.24%	52.65%	61.50%
FTSE Emerging Markets ETF Shares Net Asset Value	17.51	52.51	60.28
Spliced Emerging Markets Index	18.48	53.44	60.02
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
5

Emerging Markets Stock Index Fund
Fund Allocation
As of October 31, 2021

China	36.8%
Taiwan	18.2
India	15.2
Brazil	4.8
South Africa	3.7
Saudi Arabia	3.6
Russia	3.5
Thailand	2.6
Mexico	2.2
Malaysia	2.0
Indonesia	1.6
Other	5.8
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Emerging Markets Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Brazil (4.8%)
	Vale SA	48,708,281	618,023
	Petroleo Brasileiro SA	61,073,171	299,425
	Petroleo Brasileiro SA Preference Shares	54,686,550	264,043
	Itau Unibanco Holding SA Preference Shares	49,097,105	202,781
*	Banco Bradesco SA Preference Shares	50,876,878	179,392
	Ambev SA	59,027,138	177,694
	B3 SA - Brasil Bolsa Balcao	84,182,210	177,648
	WEG SA	20,837,974	136,611
	Itausa SA Preference Shares	62,071,096	112,731
	JBS SA	12,977,303	89,791
*	Natura & Co. Holding SA	12,946,365	89,233
*	Suzano SA	9,934,149	86,654
	Notre Dame Intermedica Participacoes SA	7,166,557	81,496
	Itau Unibanco Holding SA ADR	19,349,345	78,752
*	Magazine Luiza SA	40,830,118	78,205
	Vale SA Class B ADR	5,364,050	68,284
	Lojas Renner SA	11,714,955	66,901
[1]	Rede D'Or Sao Luiz SA	6,280,940	65,661
	Localiza Rent a Car SA	8,086,347	64,905
*	Banco Bradesco SA	20,901,387	62,958
*	Raia Drogasil SA	15,230,678	62,744
	Banco do Brasil SA	11,886,522	60,024
	Vibra Energia SA	16,062,179	59,709
	Gerdau SA Preference Shares	12,200,567	58,151
	Cosan SA	16,287,216	57,111
		Shares	Market Value• ($000)
	Petroleo Brasileiro SA ADR	5,639,547	54,196
*	Banco BTG Pactual SA	13,311,692	53,187
*	Rumo SA	18,198,605	51,560
	Equatorial Energia SA	12,697,716	51,477
	Centrais Eletricas Brasileiras SA	8,503,359	50,971
	Telefonica Brasil SA	5,974,554	48,188
*	BRF SA	10,851,254	44,664
*	Klabin SA	10,930,807	44,430
	TOTVS SA	7,588,128	44,046
*	Banco Bradesco SA ADR	12,319,151	43,117
	BB Seguridade Participacoes SA	9,722,499	38,054
*	Petro Rio SA	8,858,522	36,839
[1]	Hapvida Participacoes e Investimentos SA	16,253,389	33,234
	Cia Energetica de Minas Gerais Preference Shares	14,326,515	32,695
*	Eneva SA	12,466,808	31,809
	Bradespar SA Preference Shares	3,616,116	31,178
	CCR SA	15,258,818	30,903
*	Americanas SA	5,835,071	30,707
*	Embraer SA	7,551,359	29,342
*	Hypera SA	5,894,085	29,304
	Ultrapar Participacoes SA	11,780,143	27,239
	Sul America SA	5,207,364	23,962
	Marfrig Global Foods SA	5,034,722	23,640
*	Banco Inter SA	3,731,858	23,474
	Sendas Distribuidora SA	8,644,865	23,420
	Energisa SA	3,280,964	23,033
*	Via SA	20,784,572	22,649
[2]	Banco Santander Brasil SA ADR	3,544,365	21,656
7

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Cia Siderurgica Nacional SA	5,299,579	21,391
	Transmissora Alianca de Energia Eletrica SA	3,247,428	21,094
	Metalurgica Gerdau SA Preference Shares	9,373,796	20,778
[1,2]	Shimao Services Holdings Ltd.	10,330,000	19,470
*,1	Locaweb Servicos de Internet SA	5,609,814	18,190
*,1	Banco Inter SA Preference Shares	8,332,991	18,057
*	TIM SA	9,047,765	17,987
*	Cia de Saneamento Basico do Estado de Sao Paulo	2,800,253	17,465
	Engie Brasil Energia SA	2,522,192	17,389
*	Cia de Locacao das Americas	4,916,727	17,188
*	Azul SA Preference Shares	3,886,813	17,128
	Centrais Eletricas Brasileiras SA Preference Shares	2,796,401	16,767
*	Braskem SA Preference Shares Class A	1,685,879	16,268
	Sao Martinho SA	2,389,840	16,218
*	Alpargatas SA Preference Shares	2,333,154	15,970
	YDUQS Participacoes SA	4,172,630	15,422
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,529,643	15,330
	Cia Siderurgica Nacional SA ADR	3,627,002	14,798
*	BR Malls Participacoes SA	11,503,147	14,614
	EDP - Energias do Brasil SA	4,136,860	14,367
*	Grupo De Moda Soma SA	6,107,577	14,198
	Itau Unibanco Holding SA	3,800,912	14,163
*	IRB Brasil Resseguros SA	15,844,722	13,167
*	Multiplan Empreendimentos Imobiliarios SA	3,905,377	12,815
	Cia Energetica de Sao Paulo Preference Shares Class B	2,787,531	12,595
		Shares	Market Value• ($000)
	Cia Paranaense de Energia ADR	2,423,128	12,382
	CPFL Energia SA	2,630,847	12,264
	Gerdau SA ADR	2,588,905	12,246
*	Cogna Educacao	27,263,273	11,980
	Atacadao SA	4,061,475	11,975
	Fleury SA	3,477,601	11,603
*	Embraer SA ADR	735,313	11,419
*	Cia de Saneamento do Parana	3,524,130	11,396
	Pet Center Comercio e Participacoes SA	3,340,750	11,111
	CSHG Logistica FI Imobiliario	375,063	11,098
	Porto Seguro SA	2,622,996	10,847
*,2	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,687,033	10,595
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,224,548	10,547
*	Lojas Americanas SA Preference Shares	12,285,984	10,514
	Dexco SA	3,743,363	10,287
	Banco Santander Brasil SA	1,663,220	10,138
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,331,606	10,047
	Kinea Indice de Precos FII	535,687	9,737
	Banco Pan SA Preference Shares	4,087,263	9,625
	SLC Agricola SA	1,234,608	9,533
	Arezzo Industria e Comercio SA	705,392	9,236
	Neoenergia SA	3,345,859	9,189
*	Braskem SA ADR	473,534	9,172
	Light SA	5,108,194	8,761
	Odontoprev SA	3,668,519	8,717
*	Omega Geracao SA	1,438,893	8,345
	Qualicorp Consultoria e Corretora de Seguros SA	2,740,984	8,310
	Cia Brasileira de Distribuicao	1,817,883	8,223
	Unipar Carbocloro SA Preference Shares Class B	616,836	8,161
*	Santos Brasil Participacoes SA	8,751,186	7,986
	MRV Engenharia e Participacoes SA	4,439,838	7,985

8

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,893,077	7,781
*	CVC Brasil Operadora e Agencia de Viagens SA	2,749,577	7,780
[2]	Sendas Distribuidora SA ADR	554,044	7,474
	Cia Paranaense de Energia Preference Shares	7,073,762	7,420
*	M Dias Branco SA	1,346,925	7,386
	Iguatemi Empresa de Shopping Centers SA	1,236,069	6,557
	Cia de Saneamento de Minas Gerais-COPASA	2,692,170	6,492
	Minerva SA	3,655,457	6,309
	Alupar Investimento SA	1,472,167	6,193
	Aliansce Sonae Shopping Centers SA	1,788,722	6,079
	Cielo SA	15,663,086	6,078
	SIMPAR SA	3,298,500	5,991
	Grendene SA	3,852,509	5,857
	Vivara Participacoes SA	1,270,700	5,840
	CSN Mineracao SA	6,201,814	5,791
*	Iochpe Maxion SA	1,870,049	5,560
	Cia Energetica de Minas Gerais ADR	2,375,711	5,345
*	Anima Holding SA	4,484,975	5,245
	Kinea Rendimentos Imobiliarios FII	300,000	5,177
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,545,916	5,111
*	Movida Participacoes SA	1,886,350	4,963
	Kinea Renda Imobiliaria FII	200,000	4,808
*	Raizen SA Preference Shares	3,997,977	4,803
	Randon SA Implementos e Participacoes Preference Shares	2,629,234	4,733
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,299,442	4,437
		Shares	Market Value• ($000)
	Ez Tec Empreendimentos e Participacoes SA	1,355,878	4,384
*	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	515,272	4,328
	AES Brasil Energia SA	2,224,294	4,296
*	TIM SA ADR	435,188	4,291
	Lojas Quero Quero SA	2,087,874	4,284
*	Grupo Mateus SA	3,291,300	4,158
*	EcoRodovias Infraestrutura e Logistica SA	2,764,571	4,012
	Ambipar Participacoes e Empreendimentos SA	608,948	3,987
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	845,500	3,943
*	Grupo SBF SA	1,038,168	3,852
*	Marcopolo SA Preference Shares	7,929,831	3,639
	BR Properties SA	2,816,674	3,598
	Boa Vista Servicos SA	2,199,660	3,558
*	BK Brasil Operacao e Assessoria a Restaurantes SA	2,777,611	3,381
*	Tupy SA	909,992	3,368
	Construtora Tenda SA	1,110,987	3,358
[2]	Centrais Eletricas Brasileiras SA ADR	542,798	3,300
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,436,600	3,279
*	Lojas Americanas SA	3,737,943	3,265
	Mahle-Metal Leve SA	525,673	3,174
*	Camil Alimentos SA	1,831,100	3,141
	JHSF Participacoes SA	3,365,000	2,975
*	Hidrovias do Brasil SA	5,523,700	2,917
[1]	Meliuz SA	4,901,198	2,875
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,008,764	2,805

9

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	LOG Commercial Properties e Participacoes SA	666,218	2,766
	Enauta Participacoes SA	1,115,630	2,526
[2]	Cia Brasileira de Distribuicao ADR	554,044	2,526
*	Instituto Hermes Pardini SA	625,360	2,433
*	Banco Inter SA Ordinary Shares	1,116,790	2,291
*	Guararapes Confeccoes SA	1,179,860	2,289
	Jereissati Participacoes SA	487,600	2,279
	Cia Energetica de Minas Gerais	773,231	2,277
	Cia Paranaense de Energia	2,165,400	2,064
	Wiz Solucoes e Corretagem de Seguros SA	1,191,824	2,038
	MPM Corporeos SA	1,130,302	1,957
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	313,592	1,891
	Ambev SA ADR	622,682	1,843
	Direcional Engenharia SA	1,079,543	1,825
	Even Construtora e Incorporadora SA	1,539,310	1,696
[1]	Ser Educacional SA	760,628	1,407
*	Sequoia Logistica e Transportes SA	510,000	1,175
*	C&A Modas Ltda	796,600	855
	Telefonica Brasil SA ADR	95,766	769
*,2	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	443,046	709
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	415,805	321
*	Empreendimentos Pague Menos SA	152,209	255
*	Oi SA ADR	1	—
*	Ultrapar Participacoes SA Rights Exp. 11/3/21	818,243	—
*	XP Inc. BDR	1	—
			5,301,729
		Shares	Market Value• ($000)
Chile (0.5%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,559,630	84,701
	Empresas COPEC SA	6,699,857	52,709
	Banco de Chile	580,323,550	50,364
	Falabella SA	11,222,705	31,035
	Empresas CMPC SA	16,016,194	29,552
	Cencosud SA	19,001,995	27,796
	Enel Americas SA	225,917,642	25,688
	Banco de Credito e Inversiones SA	677,086	22,800
	Banco Santander Chile	520,077,349	22,759
	Cia Sud Americana de Vapores SA	241,207,209	15,670
	Cia Cervecerias Unidas SA	1,815,693	15,212
	Sociedad Quimica y Minera de Chile SA ADR	263,141	14,444
	Banco Santander Chile ADR	752,638	13,337
	Enel Chile SA	318,539,959	13,051
	CAP SA	1,020,097	10,097
*	Itau CorpBanca Chile SA	3,995,568,417	8,865
*	Parque Arauco SA	8,833,511	8,720
	Aguas Andinas SA Class A	39,065,718	7,443
	Colbun SA	106,778,071	7,364
	Cencosud Shopping SA	7,029,998	6,804
	Embotelladora Andina SA Preference Shares Class B	3,053,443	6,306
	Empresa Nacional de Telecomunicaciones SA	1,778,047	6,096
[2]	Enel Americas SA ADR	953,809	5,399
	AES Andes SA	48,752,457	5,010
*	Latam Airlines Group SA	3,024,840	4,415
	Vina Concha y Toro SA	2,982,592	4,337
	Engie Energia Chile SA	6,943,752	4,037
	Plaza SA	4,033,928	4,026
	SMU SA	39,524,631	3,935
	Inversiones Aguas Metropolitanas SA	6,741,307	3,168

10

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Ripley Corp. SA	14,356,234	2,428
	SONDA SA	7,171,699	2,423
	Inversiones La Construccion SA	449,396	1,622
	Salfacorp SA	4,524,748	1,533
[2]	Enel Chile SA ADR	588,006	1,276
			524,422
China (36.4%)
	Tencent Holdings Ltd.	82,225,744	5,001,774
*	Alibaba Group Holding Ltd.	195,120,828	4,012,203
*,1	Meituan Class B	53,341,582	1,815,142
	China Construction Bank Corp. Class H	1,279,180,103	870,585
*	NIO Inc. ADR	17,794,034	701,263
*,1	Wuxi Biologics Cayman Inc.	45,115,566	683,364
*	JD.com Inc. Class A	17,191,196	672,984
	Industrial & Commercial Bank of China Ltd. Class H	1,097,969,614	601,866
*	Baidu Inc. ADR	3,677,680	596,667
	Ping An Insurance Group Co. of China Ltd. Class H	82,016,813	587,465
*,1	Xiaomi Corp. Class B	182,062,600	497,678
	China Merchants Bank Co. Ltd. Class H	58,358,295	489,051
*	Pinduoduo Inc. ADR	5,097,479	453,268
	BYD Co. Ltd. Class H	10,895,656	416,732
	NetEase Inc.	20,311,811	394,002
	Bank of China Ltd. Class H	1,088,580,735	385,251
	Li Ning Co. Ltd.	30,204,074	333,304
*,2	XPeng Inc. Class A ADR	6,498,456	303,023
*,1	Kuaishou Technology	21,314,200	278,820
*	China Mengniu Dairy Co. Ltd.	42,483,920	270,307
*,2	Bilibili Inc. ADR	3,459,595	253,588
	Geely Automobile Holdings Ltd.	72,984,743	253,304
	ANTA Sports Products Ltd.	15,574,405	241,306
	Sunny Optical Technology Group Co. Ltd.	8,976,475	240,870
	Great Wall Motor Co. Ltd. Class H	49,708,875	223,667
		Shares	Market Value• ($000)
	Shenzhou International Group Holdings Ltd.	10,367,541	223,360
*	Trip.com Group Ltd. ADR	7,265,546	207,504
	Kweichow Moutai Co. Ltd. Class A (XSSC)	716,664	204,506
	China Life Insurance Co. Ltd. Class H	105,794,734	183,794
	Country Garden Services Holdings Co. Ltd.	23,767,331	182,972
	ENN Energy Holdings Ltd.	10,434,155	179,765
	China Resources Beer Holdings Co. Ltd.	21,642,124	178,696
*	Li Auto Inc. ADR	5,461,794	178,218
	China Petroleum & Chemical Corp. Class H	365,150,822	177,914
*,1	Innovent Biologics Inc.	18,341,320	164,161
	China Resources Land Ltd.	38,312,325	148,861
	Agricultural Bank of China Ltd. Class H	434,667,343	147,703
*	Huazhu Group Ltd. ADR (XNGS)	2,941,201	136,354
	PetroChina Co. Ltd. Class H	271,770,227	131,033
	China Pacific Insurance Group Co. Ltd. Class H	41,425,992	126,675
	Kweichow Moutai Co. Ltd. Class A (XSHG)	435,276	124,210
[1]	Longfor Group Holdings Ltd.	25,634,601	124,018
	CSPC Pharmaceutical Group Ltd.	116,550,529	121,620
	Xinyi Solar Holdings Ltd.	58,188,000	120,872
*	Kingdee International Software Group Co. Ltd.	36,105,284	118,800
	Haier Smart Home Co. Ltd. Class H	31,561,055	117,524
	China Overseas Land & Investment Ltd.	53,051,841	117,009
[1]	Smoore International Holdings Ltd.	24,062,000	114,419

11

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Conch Venture Holdings Ltd.	22,767,018	110,633
	China Longyuan Power Group Corp. Ltd. Class H	46,726,493	109,295
	Zijin Mining Group Co. Ltd. Class H	77,457,097	107,716
	China Gas Holdings Ltd.	41,407,693	103,354
	China Shenhua Energy Co. Ltd. Class H	47,648,860	102,459
	Sino Biopharmaceutical Ltd.	136,689,444	100,793
	Country Garden Holdings Co. Ltd.	103,819,469	97,695
	CITIC Securities Co. Ltd. Class H	38,247,587	97,109
*,2	COSCO SHIPPING Holdings Co. Ltd. Class H	61,334,105	95,001
[1]	Postal Savings Bank of China Co. Ltd. Class H	128,897,010	93,681
*	GDS Holdings Ltd. ADR	1,517,926	90,165
*,1	JD Health International Inc.	9,887,240	86,795
	PICC Property & Casualty Co. Ltd. Class H	92,834,207	86,424
	Anhui Conch Cement Co. Ltd. Class H	17,114,135	84,628
*	Zai Lab Ltd. ADR	810,614	84,628
[1]	China Tower Corp. Ltd. Class H	649,102,936	84,123
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,457,398	83,039
*	Alibaba Health Information Technology Ltd.	65,248,112	81,703
	Zhongsheng Group Holdings Ltd.	8,859,406	79,880
	Ping An Insurance Group Co. of China Ltd. Class A	9,891,000	76,403
	Sunac China Holdings Ltd.	34,419,526	73,607
	China Tourism Group Duty Free Corp. Ltd. Class A (XSSC)	1,677,022	70,238
	China Resources Power Holdings Co. Ltd.	26,225,149	67,877
		Shares	Market Value• ($000)
	China National Building Material Co. Ltd. Class H	54,129,473	67,840
*	Vipshop Holdings Ltd. ADR	6,041,449	67,423
	CITIC Ltd.	67,278,026	67,399
	China Resources Gas Group Ltd.	12,312,405	66,085
	China Vanke Co. Ltd. Class H	27,260,200	63,692
*	Tencent Music Entertainment Group ADR	7,958,701	62,555
	Bank of Communications Co. Ltd. Class H	100,914,609	60,032
*	Daqo New Energy Corp. ADR	763,842	59,419
*	KE Holdings Inc. ADR	3,214,609	58,570
*	Genscript Biotech Corp.	13,134,320	58,118
[1]	China International Capital Corp. Ltd. Class H	23,150,740	57,316
	China Merchants Bank Co. Ltd. Class A (XSSC)	6,780,649	57,114
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	554,300	55,525
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,045,844	54,585
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	3,565,601	54,365
[1]	WuXi AppTec Co. Ltd. Class H	2,507,519	53,538
	Kingsoft Corp. Ltd.	12,209,078	52,097
	GF Securities Co. Ltd. Class A (XSHE)	16,533,155	52,031
	Hengan International Group Co. Ltd.	9,853,026	51,491
*	Chinasoft International Ltd.	30,497,155	50,922
	Haitong Securities Co. Ltd. Class H	57,164,070	50,854
	Guangdong Investment Ltd.	40,060,021	50,370

12

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wanhua Chemical Group Co. Ltd. Class A	2,949,967	48,746
	China CITIC Bank Corp. Ltd. Class H	110,544,476	48,490
*,2	RLX Technology Inc. ADR	9,901,376	48,121
	Guangzhou Automobile Group Co. Ltd. Class H	50,924,820	48,071
[1]	Ganfeng Lithium Co. Ltd. Class H	2,552,200	47,817
*	Lufax Holding Ltd. ADR	7,530,733	47,519
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,175,564	46,884
	Tsingtao Brewery Co. Ltd.	5,322,736	46,317
	ZTO Express Cayman Inc. ADR	1,576,362	46,235
	Kingboard Holdings Ltd.	10,281,108	44,803
	BYD Co. Ltd. Class A (XSEC)	899,969	43,987
[2]	China Minsheng Banking Corp. Ltd. Class H	110,712,594	43,897
	Kunlun Energy Co. Ltd.	47,386,541	43,159
[1]	CGN Power Co. Ltd. Class H	158,340,514	42,625
*	New Oriental Education & Technology Group Inc. ADR	20,592,188	42,214
	Weichai Power Co. Ltd. Class H	23,532,294	42,122
*,1,2	Weimob Inc.	27,194,000	41,535
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,370,232	41,483
	China Merchants Bank Co. Ltd. Class A (XSHG)	4,874,029	41,055
	Sinopharm Group Co. Ltd. Class H	17,276,225	41,023
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,533,834	40,832
[1]	China Resources Mixc Lifestyle Services Ltd.	7,687,600	40,440
	Industrial Bank Co. Ltd. Class A (XSSC)	13,893,265	40,434
		Shares	Market Value• ($000)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	839,226	39,535
	New China Life Insurance Co. Ltd. Class H	13,548,712	39,087
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	53,033,376	38,719
*,2	Yihai International Holding Ltd.	6,534,648	38,277
[2]	Yanzhou Coal Mining Co. Ltd. Class H	25,754,023	38,200
	Ping An Bank Co. Ltd. Class A (XSHE)	12,522,304	38,143
*,1	China Literature Ltd.	5,443,164	37,767
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,107,662	37,429
*	360 DigiTech Inc. ADR	1,827,277	37,295
	Dongfeng Motor Group Co. Ltd. Class H	39,933,430	37,192
*,1	Akeso Inc.	6,665,000	37,156
	Aier Eye Hospital Group Co. Ltd. Class A	4,803,043	36,324
[1,2]	Haidilao International Holding Ltd.	12,903,000	35,978
	Fosun International Ltd.	30,544,125	35,786
*,2	DiDi Global Inc. ADR	4,403,047	35,533
	BYD Co. Ltd. Class A (XSHE)	723,248	35,349
*,1,2	Pop Mart International Group Ltd.	5,989,200	35,327
	People's Insurance Co. Group of China Ltd. Class H	112,833,422	35,195
[1,2]	Hygeia Healthcare Holdings Co. Ltd.	3,997,884	35,096
	China Everbright Environment Group Ltd.	50,782,203	34,885
*,1	Hua Hong Semiconductor Ltd.	6,930,606	34,780
	Sungrow Power Supply Co. Ltd. Class A	1,345,192	34,576

13

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Flat Glass Group Co. Ltd. Class H	6,415,000	34,389
	JOYY Inc. ADR	682,113	34,372
*	Aluminum Corp. of China Ltd. Class H	56,593,237	34,057
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,233,109	34,048
[2]	Dongyue Group Ltd.	14,627,339	34,032
*	Zhuzhou CRRC Times Electric Co. Ltd.	7,037,379	33,628
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,495,583	33,234
	China Hongqiao Group Ltd.	29,775,500	33,082
	East Money Information Co. Ltd. Class A (XSEC)	6,409,603	32,961
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	912,999	32,570
*	iQIYI Inc. ADR	3,927,419	32,519
	China Merchants Port Holdings Co. Ltd.	19,422,671	32,381
	China Yangtze Power Co. Ltd. Class A (XSHG)	9,739,991	32,369
	China Molybdenum Co. Ltd. Class H	52,286,171	32,323
	BYD Electronic International Co. Ltd.	10,877,029	32,290
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	4,166,043	32,004
	China Galaxy Securities Co. Ltd. Class H	57,402,875	31,961
	China Power International Development Ltd.	63,417,063	31,860
	Yangzijiang Shipbuilding Holdings Ltd.	30,061,998	31,738
	China Taiping Insurance Holdings Co. Ltd.	20,855,800	31,736
	Shanghai Baosight Software Co. Ltd. Class B	7,923,643	31,676
	Jiangxi Copper Co. Ltd. Class H	18,132,722	31,666
	ZTE Corp. Class H	10,417,039	31,270
		Shares	Market Value• ($000)
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,485,031	31,163
	Shimao Group Holdings Ltd.	19,749,423	30,981
	China Railway Group Ltd. Class H	62,821,604	30,688
	Eve Energy Co. Ltd. Class A	1,708,738	30,289
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,607,000	30,250
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	21,643,831	30,230
*	Weibo Corp. ADR	669,244	30,103
	China Meidong Auto Holdings Ltd.	5,800,521	29,965
	China Medical System Holdings Ltd.	17,646,584	29,880
*,2	JinkoSolar Holding Co. Ltd. ADR	497,879	29,783
[1]	Topsports International Holdings Ltd.	24,462,000	29,718
	Agricultural Bank of China Ltd. Class A (XSSC)	64,544,395	29,639
	Beijing Enterprises Water Group Ltd.	77,274,691	29,537
[2]	Huaneng Power International Inc. Class H	56,798,822	29,397
	Far East Horizon Ltd.	30,831,130	29,396
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,008,728	29,266
[1]	Huatai Securities Co. Ltd. Class H	19,668,008	29,249
	Tongwei Co. Ltd. Class A (XSSC)	3,247,185	28,994
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,261,510	28,977
*,1,2	Evergrande Property Services Group Ltd.	56,861,000	28,969
	Bosideng International Holdings Ltd.	37,241,764	28,857

14

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Oilfield Services Ltd. Class H	29,940,348	28,634
	Anhui Gujing Distillery Co. Ltd. Class B	2,188,408	28,216
	CIFI Holdings Group Co. Ltd.	50,800,897	28,198
*,1,2	Jinxin Fertility Group Ltd.	19,959,500	28,151
*,1,2	CanSino Biologics Inc. Class H	1,096,000	28,030
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	4,179,492	28,020
*,3	GCL-Poly Energy Holdings Ltd.	109,839,000	27,952
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,187,871	27,926
	Beijing Enterprises Holdings Ltd.	7,175,267	27,581
*	Canadian Solar Inc.	662,209	27,515
	Nine Dragons Paper Holdings Ltd.	21,552,910	27,103
[1,2]	China Merchants Securities Co. Ltd. Class H	17,139,856	27,080
	TravelSky Technology Ltd. Class H	14,135,867	26,412
	China Resources Cement Holdings Ltd.	31,269,076	26,294
*	Tongcheng-Elong Holdings Ltd.	11,797,600	26,293
	China State Construction International Holdings Ltd.	25,528,728	26,156
[2]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,686,690	26,135
	China Jinmao Holdings Group Ltd.	88,927,771	25,980
*	Vnet Group Inc. ADR	1,652,413	25,910
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,347,995	25,853
	Autohome Inc. ADR	656,745	25,843
		Shares	Market Value• ($000)
*,2	Ming Yuan Cloud Group Holdings Ltd.	7,837,000	25,474
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	434,287	25,448
	Hopson Development Holdings Ltd.	9,347,727	25,366
	CRRC Corp. Ltd. Class H	56,029,000	25,299
*	TAL Education Group ADR	6,125,511	25,053
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	389,306	25,027
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSEC)	419,669	24,592
	Ganfeng Lithium Co. Ltd. Class A (XSHE)	921,350	24,123
*	51job Inc. ADR	402,540	23,975
	Shenzhen Inovance Technology Co. Ltd. Class A	2,352,928	23,974
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	23,912
	Yunnan Energy New Material Co. Ltd. (XSHE)	520,135	23,721
[1]	Yadea Group Holdings Ltd.	13,736,000	23,601
	Haitian International Holdings Ltd.	8,070,180	23,521
	Bank of Ningbo Co. Ltd. Class A (XSHE)	3,943,270	23,508
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	782,071	23,321
	Kingboard Laminates Holdings Ltd.	14,816,799	23,227
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	1,463,429	22,313
*	Seazen Group Ltd.	28,162,824	22,279

15

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Contemporary Amperex Technology Co. Ltd. Class A (XSEC)	221,485	22,187
	AviChina Industry & Technology Co. Ltd. Class H	34,760,476	22,116
	COSCO SHIPPING Ports Ltd.	26,519,359	22,074
[1]	Jiumaojiu International Holdings Ltd.	8,712,000	21,809
*	I-Mab ADR	352,783	21,798
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,899,426	21,779
	CRRC Corp. Ltd. Class A	23,269,989	21,587
	China Cinda Asset Management Co. Ltd. Class H	128,980,276	21,533
	Hello Group Inc. ADR	1,702,990	21,202
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,972,807	21,130
*,1,3	China Huarong Asset Management Co. Ltd. Class H	156,726,113	20,546
[2]	Xtep International Holdings Ltd.	15,622,291	20,431
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	6,572,346	20,395
*	Noah Holdings Ltd. ADR	479,656	20,390
	China Lesso Group Holdings Ltd.	13,157,317	20,337
	China Yongda Automobiles Services Holdings Ltd.	12,764,652	20,310
	Bank of Communications Co. Ltd. Class A (XSSC)	28,614,739	20,204
	China Communications Services Corp. Ltd. Class H	36,240,821	20,035
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	2,518,440	19,974
		Shares	Market Value• ($000)
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	27,089,170	19,708
*,1,2	InnoCare Pharma Ltd.	8,212,000	19,693
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	19,637
	NAURA Technology Group Co. Ltd. Class A (XSHE)	337,900	19,599
	Zijin Mining Group Co. Ltd. Class A (XSSC)	11,970,000	19,544
	Shenzhen Transsion Holdings Co. Ltd. Class A	783,322	19,312
	China Suntien Green Energy Corp. Ltd. Class H	24,240,823	19,266
	SAIC Motor Corp. Ltd. Class A (XSSC)	6,056,213	19,219
	China Coal Energy Co. Ltd. Class H	31,471,653	19,200
	Zhejiang Expressway Co. Ltd. Class H	21,621,477	19,182
	JA Solar Technology Co. Ltd. Class A (XSHE)	1,334,700	19,043
	Orient Securities Co. Ltd. Class A (XSSC)	8,779,670	18,894
	Wingtech Technology Co. Ltd. Class A	1,098,531	18,854
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	403,640	18,673
	SF Holding Co. Ltd. Class A (XSHE)	1,837,624	18,530
*,2	GOME Retail Holdings Ltd.	180,860,708	18,333
*	Alibaba Pictures Group Ltd.	171,879,250	18,259
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	6,631,000	18,157
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	435,800	18,106
	China Life Insurance Co. Ltd. Class A	3,900,190	18,093

16

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Air China Ltd. Class H	25,485,808	17,930
*	Tianqi Lithium Corp. Class A (XSHE)	1,213,487	17,870
*	China Southern Airlines Co. Ltd. Class H	29,129,638	17,714
	Jiangsu Expressway Co. Ltd. Class H	18,574,976	17,613
*	Hollysys Automation Technologies Ltd.	881,169	17,579
[2]	China Education Group Holdings Ltd.	10,271,724	17,558
	China Traditional Chinese Medicine Holdings Co. Ltd.	36,850,802	17,535
*	Dada Nexus Ltd. ADR	861,660	17,500
	China Vanke Co. Ltd. Class A (XSHE)	6,147,497	17,479
*,2	XD Inc.	3,081,400	17,443
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,785,993	17,409
*	Beijing Capital International Airport Co. Ltd. Class H	26,572,447	17,279
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,698,000	17,114
*,1	3SBio Inc.	18,510,086	16,923
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,033,151	16,839
	CSC Financial Co. Ltd. Class A	3,805,410	16,807
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	20,986,710	16,804
*,1,2	Alphamab Oncology	8,177,000	16,777
[1]	A-Living Smart City Services Co. Ltd.	5,047,663	16,756
	China Overseas Property Holdings Ltd.	18,362,311	16,497
	East Money Information Co. Ltd. Class A (XSHE)	3,195,969	16,435
		Shares	Market Value• ($000)
	Poly Developments & Holdings Group Co. Ltd. Class A (XSSC)	8,372,870	16,433
[1]	Dali Foods Group Co. Ltd.	29,260,548	16,292
	Luzhou Laojiao Co. Ltd. Class A (XSEC)	456,500	16,285
	NARI Technology Co. Ltd. Class A (XSHG)	2,657,708	16,183
	Shenzhen International Holdings Ltd.	13,434,978	16,175
[2]	Greentown China Holdings Ltd.	11,712,219	16,136
*,1,2	Kintor Pharmaceutical Ltd.	3,218,000	16,058
	Ping An Bank Co. Ltd. Class A (XSEC)	5,245,600	15,978
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	2,067,613	15,971
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,862,933	15,887
*,1,2	Yidu Tech Inc.	4,977,400	15,882
	NARI Technology Co. Ltd. Class A (XSSC)	2,603,968	15,855
	Yuexiu Property Co. Ltd.	18,011,332	15,826
	KWG Group Holdings Ltd.	18,145,297	15,818
	Lens Technology Co. Ltd. Class A	4,752,454	15,813
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	614,129	15,804
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	4,399,964	15,778
	Bank of China Ltd. Class A (XSSC)	33,064,900	15,751
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	15,682
	Agile Group Holdings Ltd.	19,869,226	15,576

17

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	891,337	15,459
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,937,042	15,431
[2]	China International Marine Containers Group Co. Ltd. Class H	7,775,578	15,406
	Logan Group Co. Ltd.	15,273,165	15,299
	China Everbright Bank Co. Ltd. Class H	43,454,956	15,281
	China Everbright Bank Co. Ltd. Class A (XSSC)	28,214,294	15,167
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	1,969,099	15,127
	WuXi AppTec Co. Ltd. Class A (XSHG)	696,246	15,004
	Industrial Bank Co. Ltd. Class A (XSHG)	5,127,801	14,924
	CIFI Ever Sunshine Services Group Ltd.	8,360,000	14,918
*,1,2	Peijia Medical Ltd.	6,102,000	14,869
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	808,217	14,799
	China United Network Communications Ltd. Class A	23,134,444	14,731
	Imeik Technology Development Co. Ltd. Class A (XSHE)	150,560	14,682
	GoerTek Inc. Class A (XSHE)	2,161,304	14,679
[1]	Sunac Services Holdings Ltd.	7,203,503	14,538
	China Water Affairs Group Ltd.	14,142,149	14,535
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,194,292	14,279
*,1	Remegen Co. Ltd. Class H	1,146,000	14,257
		Shares	Market Value• ($000)
	Chongqing Changan Automobile Co. Ltd. Class B	21,981,647	14,207
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,103,939	14,157
	Maxscend Microelectronics Co. Ltd. Class A	292,448	14,136
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,805,800	14,102
	Sany Heavy Equipment International Holdings Co. Ltd.	12,387,954	14,096
*	Lifetech Scientific Corp.	30,289,059	14,067
	MINISO Group Holding Ltd. ADR	921,109	13,826
*	Niu Technologies ADR	526,360	13,780
*,2	Canaan Inc. ADR	1,599,032	13,704
[2]	China Everbright Ltd.	12,104,100	13,610
	China Merchants Securities Co. Ltd. Class A (XSSC)	5,051,753	13,560
*	Advanced Micro-Fabrication Equipment Inc. China Class A	554,840	13,559
	CGN New Energy Holdings Co. Ltd.	14,404,000	13,482
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	16,751,781	13,424
	AECC Aviation Power Co. Ltd. Class A (XSSC)	1,448,466	13,384
	CITIC Securities Co. Ltd. Class A (XSSC)	3,305,200	13,361
[1]	Pharmaron Beijing Co. Ltd. Class H	611,400	13,229
*	Baozun Inc. Class A	2,290,733	13,222
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSSC)	280,320	13,205
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	3,652,279	13,097
	Xinyi Energy Holdings Ltd.	22,088,000	13,024

18

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Petroleum & Chemical Corp. Class A	19,536,901	12,981
	China CITIC Bank Corp. Ltd. Class A (XSSC)	18,288,166	12,972
	Sinotruk Hong Kong Ltd.	9,385,467	12,955
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	55,152,131	12,869
	Greentown Service Group Co. Ltd.	12,999,893	12,869
[1]	Legend Holdings Corp. Class H	7,299,914	12,831
	China Yangtze Power Co. Ltd. Class A (XSSC)	3,847,428	12,786
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	197,875	12,721
	Metallurgical Corp. of China Ltd. Class H	45,755,885	12,691
	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,618,896	12,677
*	Baidu Inc. Class A	618,785	12,644
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	398,093	12,603
	China Datang Corp. Renewable Power Co. Ltd. Class H	29,452,000	12,460
[2]	Chongqing Rural Commercial Bank Co. Ltd. Class H	34,570,539	12,436
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,164,654	12,411
	Zijin Mining Group Co. Ltd. Class A (XSHG)	7,579,000	12,375
	COSCO SHIPPING Development Co. Ltd. Class H	63,588,529	12,357
	Trina Solar Co. Ltd. Class A	1,000,740	12,291
	Sihuan Pharmaceutical Holdings Group Ltd.	58,403,595	12,256
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	12,245
		Shares	Market Value• ($000)
[2]	Guangzhou R&F Properties Co. Ltd. Class H	19,567,536	12,241
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSHE)	1,483,100	12,165
	Angang Steel Co. Ltd. Class H	22,522,652	12,107
	Walvax Biotechnology Co. Ltd. Class A	1,395,857	12,058
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,798,162	12,055
[1,2]	China Resources Pharmaceutical Group Ltd.	24,992,626	12,023
*,1,2	Luye Pharma Group Ltd.	25,146,456	11,984
	ZTE Corp. Class A (XSEC)	2,352,274	11,978
*	Hainan Meilan International Airport Co. Ltd.	2,954,000	11,953
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	10,736,494	11,950
*	COFCO Joycome Foods Ltd.	30,869,000	11,947
	Fu Shou Yuan International Group Ltd.	13,849,913	11,890
	Shougang Fushan Resources Group Ltd.	44,824,000	11,840
	Sinopec Engineering Group Co. Ltd. Class H	22,297,064	11,752
	BOE Technology Group Co. Ltd. Class B (XSHE)	27,240,209	11,662
*,2	Ausnutria Dairy Corp. Ltd.	9,311,950	11,649
*	XPeng Inc. Class A	499,031	11,579
	Sunwoda Electronic Co. Ltd. Class A	1,502,280	11,572
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	12,872,904	11,572
*,1,2	China Logistics Property Holdings Co. Ltd.	21,504,409	11,551
	FinVolution Group ADR	1,882,568	11,521

19

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	CIMC Enric Holdings Ltd.	8,905,019	11,451
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	26,036,625	11,444
[2]	Poly Property Services Co. Ltd.	2,048,800	11,437
[1]	China Railway Signal & Communication Corp. Ltd. Class H	32,579,798	11,429
	Gigadevice Semiconductor Beijing Inc. Class A (XSSC)	429,489	11,389
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	2,255,185	11,194
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A (XSEC)	1,364,400	11,191
	Huaxia Bank Co. Ltd. Class A (XSSC)	12,698,440	11,168
	Weichai Power Co. Ltd. Class A (XSHE)	4,727,878	11,162
	SG Micro Corp. Class A	220,494	11,162
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	11,094
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	259,668	11,072
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSSC)	397,315	11,046
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	9,589,431	10,989
	Shanghai Electric Group Co. Ltd. Class H	38,897,315	10,959
	Lao Feng Xiang Co. Ltd. Class B	3,098,352	10,929
*	Brilliance China Automotive Holdings Ltd.	19,850,559	10,854
		Shares	Market Value• ($000)
	Montage Technology Co. Ltd. Class A	1,063,994	10,842
	Wuxi Shangji Automation Co. Ltd. Class A	231,400	10,836
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	554,700	10,819
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	588,617	10,778
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	371,209	10,770
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,333,476	10,753
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	24,294,261	10,736
	Suzhou Maxwell Technologies Co. Ltd. Class A	89,560	10,731
	Iflytek Co. Ltd. Class A (XSHE)	1,211,059	10,702
	Muyuan Foods Co. Ltd. Class A (XSEC)	1,194,367	10,680
*	China Eastern Airlines Corp. Ltd. Class H	27,217,558	10,679
[2]	Tianneng Power International Ltd.	9,346,156	10,672
	Hundsun Technologies Inc. Class A (XSSC)	1,082,831	10,632
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,404,148	10,597
	Sinotrans Ltd. Class H	32,010,836	10,523
*	Aluminum Corp. of China Ltd. Class A	10,938,600	10,519
	Digital China Holdings Ltd.	19,494,894	10,510
*	Topchoice Medical Corp. Class A	281,979	10,491
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,023,667	10,488

20

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,822,000	10,468
	Bank of Nanjing Co. Ltd. Class A (XSSC)	6,894,868	10,451
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	745,692	10,439
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,664,608	10,412
[2]	Jinke Smart Services Group Co. Ltd. Class H	1,927,600	10,409
*	Zhejiang Century Huatong Group Co. Ltd. Class A	8,969,102	10,398
	China Construction Bank Corp. Class A (XSSC)	11,205,510	10,385
[1]	BAIC Motor Corp. Ltd. Class H	31,193,593	10,333
[2]	Zhaojin Mining Industry Co. Ltd. Class H	14,450,167	10,288
*	Chongqing Brewery Co. Ltd. Class A	434,451	10,192
	Shanghai Industrial Holdings Ltd.	6,826,289	10,186
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	10,159
	Iflytek Co. Ltd. Class A (XSEC)	1,143,650	10,106
*,2	EHang Holdings Ltd. ADR	415,430	10,024
[2]	Tiangong International Co. Ltd.	16,633,224	10,007
	Weichai Power Co. Ltd. Class A (XSEC)	4,204,300	9,926
	Sun Art Retail Group Ltd.	16,877,500	9,895
	Sino-Ocean Group Holding Ltd.	45,504,089	9,890
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,106,065	9,857
	China Reinsurance Group Corp. Class H	94,101,940	9,786
	China Resources Microelectronics Ltd. Class A	1,012,886	9,777
		Shares	Market Value• ($000)
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,021,160	9,698
[2]	SSY Group Ltd.	20,337,775	9,661
[1]	Guotai Junan Securities Co. Ltd. Class H	7,072,136	9,655
	Ginlong Technologies Co. Ltd. Class A	220,850	9,638
	China CSSC Holdings Ltd. Class A (XSSC)	2,742,329	9,636
	Hangzhou First Applied Material Co. Ltd. Class A	429,134	9,616
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	4,889,934	9,583
	China Risun Group Ltd.	15,715,000	9,579
*,2	Differ Group Holding Co. Ltd.	39,622,000	9,558
*	Shanghai International Airport Co. Ltd. Class A (XSSC)	1,152,067	9,527
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	570,150	9,493
	Daqin Railway Co. Ltd. Class A (XSSC)	9,556,460	9,482
	China National Nuclear Power Co. Ltd. Class A (XSHG)	8,825,347	9,458
	Bank of Ningbo Co. Ltd. Class A (XSEC)	1,581,700	9,429
	Shenwan Hongyuan Group Co. Ltd. Class A (XSEC)	11,680,174	9,360
*	Skyworth Group Ltd.	16,741,212	9,327
	Power Construction Corp. of China Ltd. Class A (XSSC)	7,234,508	9,309
[2]	Fire Rock Holdings Ltd.	29,477,500	9,299
	China Oriental Group Co. Ltd.	33,037,736	9,298
*	Shenzhen Dynanonic Co. Ltd. Class A	94,100	9,262
	CSG Holding Co. Ltd. Class B	21,266,997	9,261

21

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	Blue Moon Group Holdings Ltd.	10,257,500	9,246
	AECC Aviation Power Co. Ltd. Class A (XSHG)	998,613	9,227
[2]	Dongfang Electric Corp. Ltd. Class H	5,711,013	9,113
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	335,787	9,003
	Everbright Securities Co. Ltd. Class A (XSSC)	3,781,910	8,994
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,482,430	8,942
	Shenzhen Expressway Co. Ltd. Class H	9,431,170	8,889
	TCL Technology Group Corp. Class A (XSHE)	9,331,822	8,847
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	294,944	8,795
	NetDragon Websoft Holdings Ltd.	4,001,138	8,763
	Yunnan Energy New Material Co. Ltd. (XSEC)	191,600	8,738
	Lonking Holdings Ltd.	29,902,868	8,727
[1]	Genertec Universal Medical Group Co. Ltd.	11,527,168	8,696
	Bank of Beijing Co. Ltd. Class A (XSSC)	12,557,073	8,691
	Bloomage Biotechnology Corp. Ltd. Class A	334,408	8,680
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	250,880	8,667
	LB Group Co. Ltd. Class A (XSHE)	1,949,207	8,665
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,103,599	8,642
	China Overseas Grand Oceans Group Ltd.	18,006,142	8,633
		Shares	Market Value• ($000)
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	2,059,116	8,630
	Hangzhou Steam Turbine Co. Ltd. Class B	4,217,482	8,627
*	LexinFintech Holdings Ltd. ADR	1,606,358	8,578
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,501,447	8,572
*	Genetron Holdings Ltd. ADR	621,649	8,560
[2]	Huadian Power International Corp. Ltd. Class H	23,137,909	8,546
	StarPower Semiconductor Ltd. Class A	135,400	8,476
	Zhongyu Gas Holdings Ltd.	8,843,000	8,474
	China Jushi Co. Ltd. Class A (XSSC)	2,826,619	8,444
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSHE)	661,281	8,426
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	8,407
	China BlueChemical Ltd. Class H	25,064,568	8,381
	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,424,750	8,361
	Yuexiu REIT	19,132,000	8,342
	Shenzhen Capchem Technology Co. Ltd. Class A	371,900	8,339
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	1,957,200	8,322
*	National Silicon Industry Group Co. Ltd. Class A	1,875,919	8,283
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	2,231,114	8,270
[2]	C&D International Investment Group Ltd.	4,440,000	8,264

22

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	3,717,812	8,236
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,342,130	8,233
*,2	Li Auto Inc. Class A	486,845	8,210
	Joinn Laboratories China Co. Ltd. Class A	328,552	8,198
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	13,476,754	8,185
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	455,407	8,182
	China SCE Group Holdings Ltd.	26,098,301	8,139
[2]	China Evergrande Group	27,090,057	8,039
	Seazen Holdings Co. Ltd. Class A (XSHG)	1,493,873	7,981
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	4,812,507	7,931
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	671,100	7,925
	Datang International Power Generation Co. Ltd. Class H	43,690,046	7,896
	Beijing Roborock Technology Co. Ltd. Class A	55,998	7,877
*	Fufeng Group Ltd.	22,606,495	7,826
	NAURA Technology Group Co. Ltd. Class A (XSEC)	134,700	7,813
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	1,356,400	7,810
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	434,900	7,776
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	476,086	7,760
	Times China Holdings Ltd.	11,352,884	7,725
	CITIC Securities Co. Ltd. Class A (XSHG)	1,908,000	7,713
		Shares	Market Value• ($000)
	TBEA Co. Ltd. Class A (XSSC)	1,811,358	7,668
*	Chongqing Sokon Industry Group Co. Ltd. Class A	724,628	7,650
	Hoshine Silicon Industry Co. Ltd. Class A (XSSC)	296,900	7,638
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	6,846,784	7,621
[2]	Q Technology Group Co. Ltd.	5,201,424	7,594
*	CMGE Technology Group Ltd.	19,380,000	7,559
	JiuGui Liquor Co. Ltd. Class A (XSHE)	225,000	7,529
	Yanlord Land Group Ltd.	9,048,560	7,522
	Ovctek China Inc. Class A (XSHE)	705,542	7,511
[1]	Hope Education Group Co. Ltd.	42,060,000	7,501
	Ingenic Semiconductor Co. Ltd. Class A	348,916	7,495
[2]	Zhuguang Holdings Group Co. Ltd.	34,095,000	7,488
	ZTE Corp. Class A (XSHE)	1,470,465	7,488
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	7,472
	Poly Property Group Co. Ltd.	30,197,038	7,449
	3peak Inc. Class A	61,328	7,431
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,126,142	7,413
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	767,600	7,402
[2]	Shenzhen Investment Ltd.	30,039,262	7,368
[2]	China Aoyuan Group Ltd.	18,589,071	7,342
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	1,237,657	7,342
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	2,382,460	7,287
*,1,2	Ascentage Pharma Group International	1,962,100	7,285

23

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	Viva Biotech Holdings	9,658,500	7,282
	Tongwei Co. Ltd. Class A (XSHG)	814,000	7,268
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,955	7,266
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,865,825	7,245
*,2	Yeahka Ltd.	2,384,000	7,200
	GoerTek Inc. Class A (XSEC)	1,056,728	7,177
	China National Chemical Engineering Co. Ltd. Class A	4,372,900	7,167
*	Yunnan Yuntianhua Co. Ltd. Class A	1,633,500	7,141
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	9,809,160	7,137
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	1,089,418	7,135
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	7,130
[2]	Shoucheng Holdings Ltd.	33,597,211	7,115
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,511,013	7,105
*	Shanxi Meijin Energy Co. Ltd. Class A	3,995,723	7,057
*	Amlogic Shanghai Co. Ltd. Class A	421,718	7,056
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	7,046
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,662,174	7,045
	Founder Securities Co. Ltd. Class A (XSSC)	5,520,913	7,040
*	DouYu International Holdings Ltd. ADR	2,231,162	7,028
		Shares	Market Value• ($000)
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	897,500	7,028
	KWG Living Group Holdings Ltd.	10,424,047	7,022
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	7,005
	Luxshare Precision Industry Co. Ltd. Class A (XSEC)	1,149,286	6,950
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	6,936
*	Chengxin Lithium Group Co. Ltd. Class A	764,774	6,907
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	248,045	6,896
*,1	China Renaissance Holdings Ltd.	2,851,500	6,891
	Gemdale Properties & Investment Corp. Ltd.	70,542,000	6,866
	Concord New Energy Group Ltd.	64,754,071	6,828
	Shanghai Medicilon Inc. Class A	59,652	6,828
[2]	Zhenro Properties Group Ltd.	14,329,508	6,811
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	717,958	6,774
	PetroChina Co. Ltd. Class A	7,897,590	6,759
	Shandong Shida Shenghua Chemical Group Co. Ltd. Class A	171,000	6,738
	Industrial Securities Co. Ltd. Class A (XSSC)	4,715,465	6,725
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,804,467	6,718

24

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	674,874	6,707
*,2	SOHO China Ltd.	26,396,030	6,704
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	843,700	6,692
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,668,227	6,687
*,1	CStone Pharmaceuticals	5,426,500	6,684
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,372,363	6,675
*	Gotion High-tech Co. Ltd. Class A (XSHE)	724,269	6,670
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,768,421	6,625
	China Shenhua Energy Co. Ltd. Class A (XSHG)	2,123,830	6,611
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,067,000	6,575
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,745,531	6,573
	Fu Jian Anjoy Foods Co. Ltd. Class A	206,298	6,518
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,908,592	6,502
	SF Holding Co. Ltd. Class A (XSEC)	644,205	6,496
	Huaxin Cement Co. Ltd. Class B	3,631,548	6,452
	Bank of Hangzhou Co. Ltd. Class A (XSSC)	2,885,351	6,436
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	2,093,080	6,401
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	6,398
		Shares	Market Value• ($000)
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	622,059	6,373
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	8,844,242	6,359
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	6,338
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	6,335
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	7,164,734	6,331
	Huaneng Power International Inc. Class A (XSSC)	5,246,597	6,329
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	563,626	6,318
	Bank of Chongqing Co. Ltd. Class H	11,224,566	6,305
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,882,872	6,266
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	1,138,681	6,249
	Apeloa Pharmaceutical Co. Ltd. Class A	1,149,021	6,237
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,469,512	6,228
	Shandong Chenming Paper Holdings Ltd. Class B	13,756,746	6,213
	Greatview Aseptic Packaging Co. Ltd.	15,116,219	6,210
*	Sohu.com Ltd. ADR	305,971	6,199
	Yuexiu Transport Infrastructure Ltd.	9,658,501	6,187
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSEC)	240,210	6,182
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	9,305,792	6,178

25

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Ningbo Orient Wires & Cables Co. Ltd. Class A	870,999	6,151
*	Zangge Holding Co. Ltd. Class A	1,361,100	6,141
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSEC)	193,388	6,122
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,637,500	6,118
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	1,792,611	6,089
*,1	Red Star Macalline Group Corp. Ltd. Class H	10,813,570	6,066
	Jiangsu Cnano Technology Co. Ltd. Class A	240,093	6,051
[1]	Simcere Pharmaceutical Group Ltd.	5,793,000	6,033
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	169,460	6,030
*,2	HUYA Inc. ADR	733,138	6,026
	Hongfa Technology Co. Ltd. Class A (XSHG)	520,834	6,026
[1,2]	China Yuhua Education Corp. Ltd.	13,293,676	6,025
*,1,2	China East Education Holdings Ltd.	6,346,500	6,021
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	96,376	5,993
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	5,989
	Tong Ren Tang Technologies Co. Ltd. Class H	8,420,132	5,975
	Weifu High-Technology Group Co. Ltd. Class B	3,140,849	5,966
	Dawning Information Industry Co. Ltd. Class A	1,386,935	5,952
		Shares	Market Value• ($000)
	Anhui Gujing Distillery Co. Ltd. Class A	167,440	5,951
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,640,224	5,939
	Health & Happiness H&H International Holdings Ltd.	2,522,451	5,904
*	China Southern Airlines Co. Ltd. Class A	5,759,455	5,902
	China Resources Medical Holdings Co. Ltd.	8,342,289	5,853
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	1,113,900	5,852
*	Air China Ltd. Class A (XSHG)	4,403,314	5,850
[1,2]	China New Higher Education Group Ltd.	11,666,000	5,847
	West China Cement Ltd.	33,436,438	5,843
	Yifeng Pharmacy Chain Co. Ltd. Class A	777,860	5,805
*,2	China Common Rich Renewable Energy Investments Ltd.	206,154,000	5,799
	Levima Advanced Materials Corp. Class A	639,500	5,797
	China Everbright Bank Co. Ltd. Class A (XSHG)	10,706,200	5,755
[3]	PAX Global Technology Ltd.	8,297,436	5,750
*	Fushun Special Steel Co. Ltd. Class A	1,722,390	5,746
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	61,045	5,722
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	95,848	5,720
*	OneConnect Financial Technology Co. Ltd. ADR	1,799,977	5,706

26

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Western Superconducting Technologies Co. Ltd. Class A	466,439	5,671
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	222,900	5,659
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	5,656
	BBMG Corp. Class H	33,654,781	5,655
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	5,640
*,2	Comba Telecom Systems Holdings Ltd.	20,200,130	5,625
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	5,622
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	728,415	5,604
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,509,449	5,595
	Micro-Tech Nanjing Co. Ltd. Class A	144,847	5,595
	Haitong Securities Co. Ltd. Class A (XSSC)	2,897,117	5,590
[1]	Joinn Laboratories China Co. Ltd. Class H	431,500	5,553
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	5,531
*,2	Gaotu Techedu Inc. ADR	1,879,425	5,526
*	Youdao Inc. ADR	449,765	5,523
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,468,928	5,507
	Gigadevice Semiconductor Beijing Inc. Class A (XSHG)	207,690	5,507
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	5,499
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	662,526	5,479
		Shares	Market Value• ($000)
*	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	5,463
*,1	Ocumension Therapeutics	2,506,500	5,445
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,562,060	5,431
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	5,428
	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	5,422
	Beijing Easpring Material Technology Co. Ltd. Class A	391,500	5,419
*	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	5,417
*,2	Zhihu Inc. ADR	654,403	5,405
[2]	Tian Lun Gas Holdings Ltd.	5,837,000	5,403
	ZTO Express Cayman Inc.	181,793	5,392
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	2,745,552	5,388
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,616,092	5,382
	Yunnan Baiyao Group Co. Ltd. Class A (XSEC)	382,093	5,349
	Tianshui Huatian Technology Co. Ltd. Class A	2,661,019	5,349
	Raytron Technology Co. Ltd. Class A	470,734	5,320
*	Burning Rock Biotech Ltd. ADR	376,458	5,304
	Shenzhen Kedali Industry Co. Ltd. Class A	195,400	5,296
	China Molybdenum Co. Ltd. Class A (XSSC)	5,636,411	5,292
	China Minmetals Rare Earth Co. Ltd. Class A	892,000	5,290
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	5,275

27

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	Kaisa Group Holdings Ltd.	34,138,886	5,245
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	312,900	5,235
*	COSCO SHIPPING Holdings Co. Ltd. Class A	2,025,538	5,228
	Hualan Biological Engineering Inc. Class A (XSHE)	1,123,175	5,217
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	4,046,069	5,202
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	5,199
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	434,400	5,173
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	5,171
	YongXing Special Materials Technology Co. Ltd. Class A	308,468	5,165
[1,2]	Midea Real Estate Holding Ltd.	2,991,600	5,163
	Skshu Paint Co. Ltd. Class A	296,048	5,162
[1,2]	AK Medical Holdings Ltd.	4,969,000	5,154
	Shenzhen Senior Technology Material Co. Ltd. Class A	614,410	5,138
	Satellite Chemical Co. Ltd. Class A (XSEC)	842,667	5,135
*,1,2	Mobvista Inc.	5,293,000	5,134
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,911,960	5,132
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	123,500	5,131
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	291,059	5,129
	Skyfame Realty Holdings Ltd.	43,309,804	5,111
	By-health Co. Ltd. Class A	1,281,506	5,101
		Shares	Market Value• ($000)
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	5,097
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,634,490	5,084
	China Kepei Education Group Ltd.	9,210,000	5,078
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	5,062
	Gongniu Group Co. Ltd. Class A	205,153	5,055
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	532,088	5,021
	Sangfor Technologies Inc. Class A	158,382	5,010
	Gemdale Corp. Class A (XSSC)	3,158,608	5,009
	China Dongxiang Group Co. Ltd.	47,656,360	5,006
	Livzon Pharmaceutical Group Inc. Class H	1,518,153	5,001
	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	2,963,392	4,980
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,002,341	4,975
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,092,991	4,968
	Proya Cosmetics Co. Ltd. Class A	158,100	4,962
	Jiangsu GoodWe Power Supply Technology Co. Ltd. Class A	65,229	4,962
	Guosen Securities Co. Ltd. Class A (XSHE)	2,783,641	4,961
[2]	China Modern Dairy Holdings Ltd.	26,225,299	4,947
[1,2]	Archosaur Games Inc.	4,153,000	4,937

28

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	237,150	4,922
[2]	Jiayuan International Group Ltd.	12,727,853	4,921
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	139,100	4,913
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,459,358	4,912
*	Nuode Investment Co. Ltd. Class A	1,375,500	4,904
*	Sichuan New Energy Power Co. Ltd.	1,095,478	4,885
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	2,601,695	4,884
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	2,057,022	4,880
	Riyue Heavy Industry Co. Ltd. Class A	798,360	4,877
	Changchun High & New Technology Industry Group Inc. Class A (XSEC)	114,350	4,876
	GD Power Development Co. Ltd. Class A (XSSC)	11,037,415	4,806
*,1,2	Maoyan Entertainment	3,976,800	4,803
	China Railway Group Ltd. Class A (XSSC)	5,847,514	4,796
	Tongkun Group Co. Ltd. Class A (XSSC)	1,535,799	4,792
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	114,300	4,787
	Zhejiang NHU Co. Ltd. Class A (XSHE)	1,125,960	4,772
	Ecovacs Robotics Co. Ltd. Class A (XSSC)	177,900	4,770
	Sieyuan Electric Co. Ltd. Class A	733,100	4,753
		Shares	Market Value• ($000)
	Porton Pharma Solutions Ltd. Class A (XSEC)	321,250	4,749
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	610,750	4,748
	Hengyi Petrochemical Co. Ltd. Class A	2,762,100	4,727
	Aisino Corp. Class A	2,638,819	4,723
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	4,720
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,555,299	4,695
*	TCL Electronics Holdings Ltd.	8,647,329	4,689
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	1,097,793	4,689
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	4,686
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	2,405,050	4,676
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	1,923,462	4,671
*	Qi An Xin Technology Group Inc. Class A	326,133	4,660
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,195	4,655
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	4,648
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	4,634
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	923,994	4,630
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	2,259,661	4,622

29

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	1,301,300	4,618
[2]	Kangji Medical Holdings Ltd.	4,062,500	4,609
	Zhejiang HangKe Technology Inc. Co. Class A	284,125	4,600
	Bank of Guiyang Co. Ltd. Class A	4,356,227	4,596
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	4,594
	Thunder Software Technology Co. Ltd. Class A (XSEC)	215,700	4,589
	Ming Yang Smart Energy Group Ltd. Class A (XSSC)	946,406	4,581
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	2,560,903	4,576
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,230,216	4,561
	Perfect World Co. Ltd. Class A	1,678,010	4,550
	China National Nuclear Power Co. Ltd. Class A (XSSC)	4,236,800	4,541
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,080,377	4,528
*	GDS Holdings Ltd. Class A	601,424	4,517
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	3,940,617	4,516
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,221,500	4,508
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	4,503
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	10,223,740	4,494
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,260,123	4,476
		Shares	Market Value• ($000)
	Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	4,475
*	Sichuan Development Lomon Co. Ltd. Class A	1,584,100	4,474
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	253,728	4,471
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	460,400	4,440
	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	1,194,490	4,421
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSHE)	1,523,826	4,405
	China CSSC Holdings Ltd. Class A (XSHG)	1,251,700	4,398
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	4,396
	JNBY Design Ltd.	2,616,500	4,377
	CECEP Wind-Power Corp. Class A (XSSC)	3,785,316	4,363
	Beijing United Information Technology Co. Ltd. Class A	249,110	4,363
	Shanghai Electric Group Co. Ltd. Class A (XSHG)	5,884,093	4,362
	Anhui Jinhe Industrial Co. Ltd. Class A	580,800	4,359
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	5,398,521	4,354
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,018,927	4,352
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	169,120	4,351
*	Spring Airlines Co. Ltd. Class A (XSSC)	472,836	4,322

30

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Shineway Pharmaceutical Group Ltd.	4,503,885	4,318
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	4,315
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,141,579	4,304
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,281
	JCET Group Co. Ltd. Class A (XSHG)	885,051	4,280
*	Guanghui Energy Co. Ltd. Class A (XSSC)	4,127,812	4,260
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	4,259
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,461,585	4,258
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	4,247
	China National Software & Service Co. Ltd. Class A (XSSC)	529,634	4,246
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	4,244
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	4,242
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	566,000	4,236
	Flat Glass Group Co. Ltd. Class A	492,500	4,235
	Jiangsu Lopal Tech Co. Ltd. Class A	384,101	4,233
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSHG)	3,635,787	4,230
	Goke Microelectronics Co. Ltd. Class A	160,649	4,225
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	1,239,421	4,222
		Shares	Market Value• ($000)
	Bank of Changsha Co. Ltd. Class A	3,355,488	4,218
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	4,216
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	6,935,960	4,213
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,561,780	4,207
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,613,004	4,207
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSSC)	6,912,445	4,206
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	3,682,391	4,182
	Consun Pharmaceutical Group Ltd.	9,738,000	4,173
*	Youngy Co. Ltd. Class A	239,500	4,164
	Beijing New Building Materials plc Class A (XSEC)	944,497	4,162
*	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	4,158
	State Grid Yingda Co. Ltd. Class A (XSHG)	3,932,201	4,149
*,2,3	China Zhongwang Holdings Ltd.	19,211,219	4,148
	China National Accord Medicines Corp. Ltd. Class B	1,653,729	4,139
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	4,135
	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	507,518	4,132
*	Suning.com Co. Ltd. Class A (XSHE)	5,912,122	4,129
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	4,120
	Seazen Holdings Co. Ltd. Class A (XSSC)	769,700	4,112

31

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	4,106
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	884,900	4,102
	Shandong Linglong Tyre Co. Ltd. Class A	738,991	4,085
	XCMG Construction Machinery Co. Ltd. Class A (XSEC)	4,260,700	4,077
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,143,933	4,075
	Hangzhou Dptech Technologies Co. Ltd. Class A	625,365	4,060
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	1,635,114	4,058
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	4,058
	Yonghui Superstores Co. Ltd. Class A (XSSC)	6,583,940	4,048
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	4,047
	Youngor Group Co. Ltd. Class A (XSSC)	4,025,472	4,042
	Kunlun Tech Co. Ltd. Class A (XSEC)	1,387,956	4,038
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	4,023
*	Xian International Medical Investment Co. Ltd. Class A	2,156,006	4,019
	China Railway Group Ltd. Class A (XSHG)	4,898,529	4,018
	Arctech Solar Holding Co. Ltd. Class A	123,592	4,014
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	4,011
	Bank of Nanjing Co. Ltd. Class A (XSHG)	2,629,276	3,985
		Shares	Market Value• ($000)
	Tianjin Guangyu Development Co. Ltd. Class A	1,522,400	3,983
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	3,964
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	878,495	3,958
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	3,955
	Pylon Technologies Co. Ltd. Class A	116,013	3,948
	China Zheshang Bank Co. Ltd. Class A	7,341,400	3,947
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	1,111,059	3,940
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	3,934
*	Tibet Mineral Development Co. Class A	483,500	3,930
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	3,930
	Huaibei Mining Holdings Co. Ltd. Class A	1,987,600	3,927
	Chacha Food Co. Ltd. Class A	440,621	3,925
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSSC)	226,170	3,923
	Bank of Shanghai Co. Ltd. Class A (XSSC)	3,424,875	3,902
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	3,901
	Anhui Expressway Co. Ltd. Class H	6,572,097	3,896
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,889
	AVICOPTER plc Class A (XSSC)	395,502	3,888
	Jiangxi Copper Co. Ltd. Class A	1,066,444	3,886

32

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinolink Securities Co. Ltd. Class A (XSSC)	2,313,400	3,877
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	398,450	3,876
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	3,867
	Intco Medical Technology Co. Ltd. Class A	480,525	3,865
*,2	BEST Inc. ADR	2,400,118	3,864
	AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	1,620,145	3,844
	Harbin Electric Co. Ltd. Class H	9,081,875	3,842
	Haohua Chemical Science & Technology Co. Ltd.	757,270	3,837
	Zhejiang Supor Co. Ltd. Class A	462,619	3,829
*	360 Security Technology Inc. Class A (XSSC)	2,032,695	3,824
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	570,023	3,823
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	3,821
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,249,200	3,797
	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	3,789
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	776,700	3,777
	Hundsun Technologies Inc. Class A (XSHG)	384,084	3,771
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,223,659	3,745
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	3,744
		Shares	Market Value• ($000)
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	3,722
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,721
*	Sinofert Holdings Ltd.	23,790,032	3,720
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	3,719
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,885,702	3,713
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,196,180	3,712
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	3,710
	DBAPP Security Ltd. Class A	81,099	3,710
	GEM Co. Ltd. Class A (XSHE)	2,179,354	3,707
	China Molybdenum Co. Ltd. Class A (XSHG)	3,941,600	3,701
	TCL Technology Group Corp. Class A (XSEC)	3,903,000	3,700
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	3,692
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	3,689
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	3,688
	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	3,685
	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	3,683
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	815,911	3,683
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	3,683
[1,2]	Redco Properties Group Ltd.	11,877,640	3,648

33

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSEC)	203,700	3,642
*	Kingnet Network Co. Ltd. Class A	5,013,432	3,635
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	1,977,100	3,627
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	3,626
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	3,624
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	3,620
*,2	Beijing Enterprises Clean Energy Group Ltd.	268,597,198	3,610
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	3,608
	Westone Information Industry Inc. Class A (XSHE)	441,179	3,607
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,482,645	3,605
	Hangzhou Lion Electronics Co. Ltd. Class A	195,500	3,601
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSEC)	846,816	3,600
*	Neusoft Corp. Class A (XSHG)	2,408,466	3,589
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	793,129	3,588
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	3,580
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	617,120	3,574
	Arcsoft Corp. Ltd. Class A	602,544	3,573
		Shares	Market Value• ($000)
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,419,863	3,570
	KBC Corp. Ltd. Class A	63,946	3,569
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	3,555
*	Vantone Neo Development Group Co. Ltd.	2,028,010	3,543
*	Mianyang Fulin Precision Co. Ltd. (XSHE)	450,800	3,541
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	3,530
	New China Life Insurance Co. Ltd. Class A (XSHG)	576,700	3,520
*	China First Heavy Industries Class A	6,516,775	3,519
*	New Hope Liuhe Co. Ltd. Class A (XSEC)	1,562,521	3,515
*	China High Speed Transmission Equipment Group Co. Ltd.	4,530,934	3,513
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,999,306	3,511
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,129,000	3,509
*,2	China Maple Leaf Educational Systems Ltd.	21,870,538	3,503
*	Ourpalm Co. Ltd. Class A	5,763,561	3,502
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	437,547	3,483
*	Great Chinasoft Technology Co. Ltd. Class A	1,349,100	3,480
	Henan Mingtai Al Industrial Co. Ltd. Class A	678,054	3,477
	Shaanxi Coal Industry Co. Ltd. Class A (XSSC)	1,772,483	3,473
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	3,469

34

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	1,752,398	3,468
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,463
	Zhejiang Cfmoto Power Co. Ltd. Class A	136,700	3,447
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	3,424
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	3,423
	Shanghai Wanye Enterprises Co. Ltd. Class A	706,456	3,418
	Keda Industrial Group Co. Ltd. (XSHG)	1,088,600	3,413
[1,2]	Shandong Gold Mining Co. Ltd. Class H	1,886,450	3,411
	Shanghai Bailian Group Co. Ltd. Class B	3,845,856	3,410
[2]	Zhongliang Holdings Group Co. Ltd.	7,356,500	3,410
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,750,086	3,389
	Ningbo Zhoushan Port Co. Ltd. Class A (XSSC)	5,735,663	3,359
	Sinopec Kantons Holdings Ltd.	8,816,976	3,357
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	3,357
	Heilongjiang Agriculture Co. Ltd. Class A (XSHG)	1,560,371	3,355
*,3	Hi Sun Technology China Ltd.	24,876,186	3,352
*	Guangshen Railway Co. Ltd. Class H	19,019,093	3,348
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	182,100	3,348
	China Foods Ltd.	8,761,153	3,347
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	3,344
		Shares	Market Value• ($000)
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	3,334
	SDIC Capital Co. Ltd. Class A (XSSC)	2,601,024	3,333
	JCET Group Co. Ltd. Class A (XSSC)	688,244	3,328
	CNOOC Energy Technology & Services Ltd. Class A	7,369,200	3,327
*,1	Meitu Inc.	15,218,936	3,321
*	North Industries Group Red Arrow Co. Ltd. Class A	796,743	3,314
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	3,303
	Wuchan Zhongda Group Co. Ltd. Class A (XSSC)	3,360,100	3,298
*	Shanghai Milkground Food Tech Co. Ltd. Class A	422,543	3,298
	Sichuan Swellfun Co. Ltd. Class A (XSSC)	167,033	3,296
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,776,691	3,288
	ENN Natural Gas Co. Ltd. Class A (XSSC)	1,141,802	3,287
*	Gotion High-tech Co. Ltd. Class A (XSEC)	356,600	3,284
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	1,378,105	3,277
	China Harmony Auto Holding Ltd.	6,386,500	3,266
	Tianli Education International Holdings Ltd.	15,654,000	3,255
	Beijing Originwater Technology Co. Ltd. Class A	2,987,418	3,252
	Jiangsu Azure Corp.	956,450	3,242
	Hualan Biological Engineering Inc. Class A (XSEC)	696,078	3,233

35

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Zhejiang Yongtai Technology Co. Ltd. Class A (XSEC)	288,087	3,230
	Baoji Titanium Industry Co. Ltd. Class A	417,700	3,224
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	4,221,531	3,221
	East Group Co. Ltd. Class A	1,984,000	3,212
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	3,211
	Zhongtai Securities Co. Ltd. Class A	2,215,700	3,207
	Beijing New Building Materials plc Class A (XSHE)	727,200	3,205
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,448,300	3,194
	Oppein Home Group Inc. Class A	160,397	3,191
[2]	Yuzhou Group Holdings Co. Ltd.	29,214,577	3,185
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	182,460	3,150
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	3,136
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSEC)	680,409	3,135
	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	322,318	3,134
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	3,128
	iRay Technology Co. Ltd. Class A	43,955	3,122
*,2	LVGEM China Real Estate Investment Co. Ltd.	13,724,000	3,115
	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	3,115
		Shares	Market Value• ($000)
	Wuxi NCE Power Co. Ltd. Class A	137,060	3,115
*	Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,669,852	3,109
	BBMG Corp. Class A (XSSC)	7,076,779	3,105
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	1,671,947	3,093
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	3,090
*	Roshow Technology Co. Ltd. Class A	1,171,700	3,090
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	3,083
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,714,500	3,082
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSSC)	5,866,055	3,082
	Beijing Enlight Media Co. Ltd. Class A	2,100,403	3,073
[1,2]	CSC Financial Co. Ltd. Class H	2,905,000	3,071
	Shanghai Hiuv New Materials Co. Ltd. Class A	58,601	3,066
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	3,065
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	463,307	3,057
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	1,505,102	3,055
	GEM Co. Ltd. Class A (XSEC)	1,791,386	3,047
	Shanghai Haixin Group Co. Class B	8,967,263	3,043
	Beijing Dahao Technology Corp. Ltd. Class A	709,387	3,040
	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	3,039

36

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,030
	CNGR Advanced Material Co. Ltd. Class A	127,000	3,016
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	3,013
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,992,926	3,012
*	Wanda Film Holding Co. Ltd. Class A (XSEC)	1,373,150	3,008
*,2	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	3,005
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	3,004
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	1,874,962	2,997
	Beijing Tongtech Co. Ltd. Class A	664,380	2,996
*,2	Ronshine China Holdings Ltd.	7,406,808	2,995
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	2,979
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,978
	Guolian Securities Co. Ltd. Class A	1,561,900	2,977
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	82,115	2,976
*	Tianqi Lithium Corp. Class A (XSEC)	201,353	2,965
	Porton Pharma Solutions Ltd. Class A (XSHE)	200,500	2,964
	Liaoning Port Co. Ltd. Class A	11,206,208	2,963
*	Offcn Education Technology Co. Ltd. Class A	1,819,276	2,959
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	2,953
		Shares	Market Value• ($000)
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,952
	Southwest Securities Co. Ltd. Class A (XSSC)	3,922,781	2,949
	Guangdong Hongda Blasting Co. Ltd. Class A	684,658	2,948
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	2,946
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,190,046	2,938
	Satellite Chemical Co. Ltd. Class A (XSHE)	481,460	2,934
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,065,215	2,933
	Hubei Dinglong Co. Ltd. Class A	930,908	2,922
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,258,900	2,918
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	2,913
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	2,897
	Times Neighborhood Holdings Ltd.	6,167,032	2,895
	Oriental Energy Co. Ltd. Class A	1,603,721	2,893
	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,879
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	2,879
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	574,200	2,877
	Hongta Securities Co. Ltd. Class A	1,638,780	2,874

37

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Farasis Energy Gan Zhou Co. Ltd. Class A	549,615	2,868
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	2,865
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,863
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	773,385	2,861
	Ninestar Corp. Class A (XSHE)	498,987	2,860
	Sinodata Co. Ltd. Class A	1,857,635	2,857
	Nanjing Securities Co. Ltd. Class A (XSSC)	1,882,450	2,855
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	2,855
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,259,194	2,854
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,853
	Hunan Zhongke Electric Co. Ltd. Class A	475,400	2,848
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	952,045	2,845
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,340,895	2,844
	Shanghai Huayi Group Co. Ltd. Class B	4,248,843	2,836
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	2,836
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,571,541	2,830
		Shares	Market Value• ($000)
	Dian Diagnostics Group Co. Ltd. Class A	561,937	2,827
	Sichuan Expressway Co. Ltd. Class A (XSSC)	5,008,410	2,822
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	2,814
	First Capital Securities Co. Ltd. Class A (XSEC)	2,632,100	2,809
	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,372,495	2,809
	Haitong Securities Co. Ltd. Class A (XSHG)	1,455,300	2,808
	Meihua Holdings Group Co. Ltd. Class A	2,937,500	2,793
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	319,483	2,789
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	755,864	2,788
[1,2]	China Everbright Greentech Ltd.	7,923,814	2,786
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSEC)	8,855,013	2,784
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	2,784
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,781
*	Suning.com Co. Ltd. Class A (XSEC)	3,976,870	2,777
	Chengdu Xingrong Environment Co. Ltd. Class A (XSHE)	3,004,200	2,775
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	2,774
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSHG)	1,806,254	2,773

38

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	2,770
	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,767
	Westone Information Industry Inc. Class A (XSEC)	337,394	2,759
	SooChow Securities Co. Ltd. Class A (XSSC)	2,080,691	2,756
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	2,756
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSSC)	482,625	2,753
	Telling Telecommunication Holding Co. Ltd. Class A (XSEC)	737,100	2,753
	Foxconn Industrial Internet Co. Ltd. Class A (XSSC)	1,550,700	2,751
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	122,057	2,739
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	2,738
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,738
	Beijing Balance Medical Technology Co. Ltd. Class A	77,883	2,732
	ZWSOFT Co. Ltd. Guangzhou Class A	58,604	2,728
*,2,3	Fantasia Holdings Group Co. Ltd.	37,861,520	2,725
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,725
	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	733,936	2,716
		Shares	Market Value• ($000)
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. (XSSC)	1,767,885	2,714
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	2,711
	Jinko Power Technology Co. Ltd. Class A	1,789,200	2,708
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	2,706
	Shandong Iron & Steel Co. Ltd. Class A	9,266,308	2,705
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	110,712	2,705
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	2,699
*	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	2,697
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	899,270	2,694
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	560,250	2,691
[1,2]	Cathay Media & Education Group Inc.	6,538,000	2,688
	Kehua Data Co. Ltd. Class A	440,300	2,687
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSEC)	43,128	2,682
	Guosen Securities Co. Ltd. Class A (XSEC)	1,502,321	2,678
	China Jushi Co. Ltd. Class A (XSHG)	896,539	2,678
	All Winner Technology Co. Ltd. Class A	269,700	2,675
	Wuxi Boton Technology Co. Ltd. Class A	741,804	2,669
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,663

39

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinochem International Corp. Class A (XSSC)	1,871,806	2,656
	HLA Group Corp. Ltd. (XSSC)	2,598,579	2,656
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,654
	China Lilang Ltd.	4,657,865	2,653
	Sanquan Food Co. Ltd. Class A	873,620	2,651
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	277,830	2,646
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,498,300	2,639
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	248,048	2,634
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	2,634
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,631
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,626
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,365,949	2,617
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	2,612
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,603
	Newland Digital Technology Co. Ltd. Class A (XSEC)	1,103,678	2,600
	Bethel Automotive Safety Systems Co. Ltd. Class A	274,420	2,595
	Chengdu Kanghua Biological Products Co. Ltd. Class A	104,100	2,593
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	421,500	2,589
		Shares	Market Value• ($000)
	Bafang Electric Suzhou Co. Ltd. Class A	69,289	2,584
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	2,576
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	2,573
	Risen Energy Co. Ltd. Class A	688,900	2,571
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,748,173	2,570
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	265,054	2,570
*	Yunnan Tin Co. Ltd. Class A (XSEC)	1,002,399	2,567
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	2,566
	Wangfujing Group Co. Ltd. Class A (XSHG)	532,350	2,563
	Victory Giant Technology Huizhou Co. Ltd. Class A	622,500	2,560
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	2,554
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,270,886	2,554
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	2,543
	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	2,538
	State Grid Information & Communication Co. Ltd.	1,065,500	2,537
	Topsec Technologies Group Inc. Class A (XSHE)	879,332	2,533
	Hesteel Co. Ltd. Class A (XSEC)	6,588,583	2,532
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	2,532
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	1,459,223	2,525

40

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Unisplendour Corp. Ltd. Class A (XSEC)	580,826	2,517
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,517
	Quectel Wireless Solutions Co. Ltd. Class A	89,700	2,517
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSSC)	47,100	2,514
*	Huangshan Tourism Development Co. Ltd. Class B	3,601,903	2,512
	China Energy Engineering Corp. Ltd. Class H	17,041,259	2,512
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,084,833	2,508
	Everbright Securities Co. Ltd. Class A (XSHG)	1,052,500	2,503
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	2,500
	Industrial Securities Co. Ltd. Class A (XSHG)	1,751,590	2,498
	NSFOCUS Technologies Group Co. Ltd. Class A	1,056,718	2,493
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	548,305	2,492
	JiuGui Liquor Co. Ltd. Class A (XSEC)	74,400	2,490
	Joyoung Co. Ltd. Class A	682,392	2,490
	Hangcha Group Co. Ltd. Class A	961,580	2,489
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,480
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	2,479
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	2,476
		Shares	Market Value• ($000)
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	1,517,160	2,474
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,148,100	2,473
	ORG Technology Co. Ltd. Class A	2,362,407	2,471
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	2,471
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	2,470
*	Autohome Inc. Class A	244,368	2,470
	Sinosoft Co. Ltd. Class A	629,040	2,469
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	2,464
	Zhefu Holding Group Co. Ltd. Class A (XSEC)	2,202,900	2,461
*	Yatsen Holding Ltd. ADR	872,710	2,444
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	192,100	2,443
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	2,442
	Taiji Computer Corp. Ltd. Class A	556,906	2,430
	QuakeSafe Technologies Co. Ltd.	157,400	2,430
*	SPIC Dongfang New Energy Corp. Class A (XSEC)	3,301,388	2,423
	Elion Energy Co. Ltd. Class A	3,123,250	2,422
	Shanxi Coking Co. Ltd. Class A	2,255,474	2,421
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	2,417
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	368,640	2,414

41

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	China Huiyuan Juice Group Ltd.	9,298,137	2,414
	Shenzhen Yinghe Technology Co. Ltd. Class A	492,360	2,406
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSEC)	711,100	2,404
	Xingda International Holdings Ltd.	10,579,093	2,403
	Hunan Valin Steel Co. Ltd. Class A (XSEC)	2,878,800	2,403
	Sinomine Resource Group Co. Ltd. Class A	249,600	2,401
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	2,396
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	553,079	2,392
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,387
	Beijing SuperMap Software Co. Ltd. Class A	658,700	2,386
	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	2,379
*	China Fangda Group Co. Ltd. Class B	6,312,683	2,378
*	Beijing Sinohytec Co. Ltd. Class A	61,349	2,377
	Hangzhou Oxygen Plant Group Co. Ltd.	586,150	2,376
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	2,373
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	317,125	2,372
	China Baoan Group Co. Ltd. Class A (XSEC)	722,020	2,368
	Sinofibers Technology Co. Ltd. Class A	268,000	2,365
		Shares	Market Value• ($000)
	Rockchip Electronics Co. Ltd.	141,900	2,357
	Kaishan Group Co. Ltd. Class A	830,608	2,356
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,490,700	2,356
	China South City Holdings Ltd.	31,585,258	2,354
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	2,347
	Electric Connector Technology Co. Ltd. Class A	358,005	2,338
	Shanghai Belling Co. Ltd. Class A (XSSC)	494,044	2,336
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,796,153	2,336
*,2	Tongda Group Holdings Ltd.	72,707,878	2,333
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	2,333
	China National Medicines Corp. Ltd. Class A (XSSC)	488,252	2,326
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,168,509	2,322
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,360,200	2,320
	Angang Steel Co. Ltd. Class A	3,513,012	2,315
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	2,312
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	856,438	2,305
	Beijing Thunisoft Corp. Ltd. Class A	1,376,720	2,304
*	Shenzhen Airport Co. Ltd. Class A	1,947,184	2,303
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	273,524	2,302

42

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Onechance Tech Corp. Class A	262,325	2,300
	Zhongfu Information Inc. Class A	416,700	2,300
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSEC)	137,400	2,299
	Hengli Petrochemical Co. Ltd. Class A (XSSC)	666,000	2,297
*	Bohai Leasing Co. Ltd. Class A	5,586,400	2,295
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	2,292
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,291
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSHE)	465,203	2,288
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	2,282
	YTO Express Group Co. Ltd. Class A (XSSC)	1,000,300	2,281
	Nanjing Iron & Steel Co. Ltd. Class A (XSSC)	4,130,700	2,278
	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	2,275
	Sailun Group Co. Ltd. Class A (XSSC)	1,085,915	2,266
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	2,264
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	2,264
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	46,870	2,264
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	2,261
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	2,261
		Shares	Market Value• ($000)
	Chaowei Power Holdings Ltd.	7,664,924	2,258
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	2,256
*,1,2	JD Logistics Inc.	573,746	2,255
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSEC)	342,082	2,254
	Hangjin Technology Co. Ltd. Class A (XSEC)	424,000	2,254
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,253
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	670,300	2,252
	Sinoma Science & Technology Co. Ltd. Class A (XSEC)	380,500	2,248
	Sunyard Technology Co. Ltd. (XSHG)	1,608,127	2,248
	Great Wall Motor Co. Ltd. Class A	210,700	2,247
	Greenland Hong Kong Holdings Ltd.	10,544,314	2,242
*	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	915,000	2,240
	CPMC Holdings Ltd.	4,573,319	2,235
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	2,235
	Cathay Biotech Inc. Class A	91,250	2,234
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSSC)	209,400	2,233
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	2,229
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,730,800	2,226
*	Fujian Kuncai Material Technology Co. Ltd. Class A	373,300	2,226

43

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	853,196	2,222
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	2,221
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	2,219
	Wuxi Rural Commercial Bank Co. Ltd. Class A	2,385,000	2,219
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSSC)	1,335,200	2,217
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	2,217
*	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	2,215
	Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	1,770,531	2,214
	Guangzhou Wondfo Biotech Co. Ltd. Class A	408,418	2,213
	Shanghai Industrial Urban Development Group Ltd.	25,690,162	2,212
	Qingling Motors Co. Ltd. Class H	9,812,072	2,209
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	2,201
*	Guanghui Energy Co. Ltd. Class A (XSHG)	2,129,303	2,198
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	2,198
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,196
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,193
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	2,187
		Shares	Market Value• ($000)
*	Rising Nonferrous Metals Share Co. Ltd. Class A	290,620	2,184
	Jiangsu Guotai International Group Co. Ltd. (XSEC)	1,057,871	2,182
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	2,182
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	508,599	2,181
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	2,174
	Beijing Sinnet Technology Co. Ltd. Class A	1,052,640	2,173
	Sichuan Expressway Co. Ltd. Class H	9,367,276	2,168
*	Zhongtian Financial Group Co. Ltd. Class A	5,523,375	2,168
	Shennan Circuits Co. Ltd. Class A	155,817	2,166
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSHE)	331,600	2,166
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	2,165
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	2,160
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	2,160
*	C&D Property Management Group Co. Ltd.	3,819,000	2,160
	Bestechnic Shanghai Co. Ltd. Class A	61,013	2,159
	Sunresin New Materials Co. Ltd. Class A	176,200	2,158
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	2,153

44

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Pang Da Automobile Trade Co. Ltd. Class A	8,188,100	2,152
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,593,736	2,145
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	2,941,170	2,137
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	2,135
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSEC)	675,500	2,126
*,1,2	Ascletis Pharma Inc.	6,103,000	2,121
	BOC International China Co. Ltd. Class A	1,019,327	2,115
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	2,113
*	Nations Technologies Inc. Class A	521,400	2,113
	Angel Yeast Co. Ltd. Class A (XSSC)	242,888	2,112
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,112
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSEC)	382,600	2,107
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	2,106
	Yunnan Copper Co. Ltd. Class A (XSEC)	1,013,600	2,104
	DongFeng Automobile Co. Ltd. Class A	1,936,312	2,104
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	546,672	2,102
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	2,101
		Shares	Market Value• ($000)
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	1,043,246	2,101
*	Sichuan Meifeng Chemical IND Class A	1,332,751	2,098
	Chengdu XGimi Technology Co. Ltd. Class A	26,159	2,094
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,093
*,2,3	National Agricultural Holdings Ltd.	13,680,292	2,092
*	Shanghai DZH Ltd. Class A	1,945,300	2,090
	Longshine Technology Group Co. Ltd. Class A (XSEC)	412,300	2,088
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	202,337	2,088
	Shanghai M&G Stationery Inc. Class A (XSSC)	210,300	2,084
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	947,510	2,084
*	Anhui Golden Seed Winery Co. Ltd. Class A	736,201	2,083
	Beijing Kingsoft Office Software Inc. Class A (XSSC)	44,953	2,082
	First Tractor Co. Ltd. Class A (XSSC)	1,049,289	2,079
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,078
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,077
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSSC)	1,089,936	2,073
	Yixintang Pharmaceutical Group Co. Ltd. Class A	417,554	2,073

45

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,191,892	2,073
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	2,423,900	2,072
	Bluestar Adisseo Co. Class A	1,009,941	2,066
	YGSOFT Inc. Class A (XSEC)	1,944,582	2,062
	Fujian Apex Software Co. Ltd. Class A	395,500	2,061
*	So-Young International Inc. ADR	519,115	2,051
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	2,050
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,100,500	2,049
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	1,293,400	2,044
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	2,040
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,025,700	2,031
	Dongjiang Environmental Co. Ltd. Class A (XSHE)	1,905,066	2,027
	China Railway Hi-tech Industry Co. Ltd. Class A	1,683,200	2,026
	Shaanxi International Trust Co. Ltd. Class A (XSHE)	4,152,880	2,024
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	798,301	2,019
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	2,018
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	2,017
		Shares	Market Value• ($000)
	Yango Group Co. Ltd. Class A	4,010,183	2,016
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	2,006
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	2,006
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A (XSEC)	157,305	2,004
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	191,000	2,004
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,279,608	2,002
	IReader Technology Co. Ltd. Class A (XSSC)	676,494	2,001
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	2,001
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	1,999
	Winner Medical Co. Ltd. Class A	169,761	1,995
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,994
	TDG Holdings Co. Ltd. Class A	940,100	1,992
	Sinocare Inc. Class A	543,300	1,992
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	606,800	1,991
[2]	Central China Securities Co. Ltd. Class H	10,847,000	1,990
*	Inspur Software Co. Ltd. Class A (XSHG)	1,051,998	1,988
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	1,982
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,026,110	1,981

46

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Wuhan DR Laser Technology Corp. Ltd. Class A	91,680	1,979
	Orient Securities Co. Ltd. Class A (XSHG)	917,200	1,974
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,969
	FAW Jiefang Group Co. Ltd. Class A	1,206,800	1,967
*	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	3,068,123	1,966
	SooChow Securities Co. Ltd. Class A (XSHG)	1,483,170	1,964
	Sino Wealth Electronic Ltd. Class A (XSHE)	204,780	1,963
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	59,237	1,963
	NanJi E-Commerce Co. Ltd. Class A	1,754,443	1,962
	OPT Machine Vision Tech Co. Ltd. Class A	45,987	1,960
	Do-Fluoride New Materials Co. Ltd. Class A (XSEC)	201,400	1,959
	Beijing Yanjing Brewery Co. Ltd. Class A	1,888,480	1,959
[2]	Perennial Energy Holdings Ltd.	9,550,000	1,959
*,1,2	Koolearn Technology Holding Ltd.	3,617,500	1,958
	Shenzhen Topband Co. Ltd. Class A	845,600	1,957
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,955
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,041,337	1,955
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	1,951
	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,943
		Shares	Market Value• ($000)
	Metallurgical Corp. of China Ltd. Class A (XSHG)	3,066,800	1,939
	Huatai Securities Co. Ltd. Class A (XSHG)	782,600	1,939
	Lushang Health Industry Development Co. Ltd. Class A	925,879	1,935
	Nanjing Yunhai Special Metals Co. Ltd. Class A	676,934	1,930
	CNHTC Jinan Truck Co. Ltd. Class A	931,339	1,928
	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	1,926
	Fibocom Wireless Inc. Class A	267,370	1,925
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	1,923
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSSC)	1,265,015	1,922
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,917
*	Saturday Co. Ltd. Class A	608,400	1,914
*	China Film Co. Ltd. Class A	1,041,800	1,914
*	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,910
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,351,200	1,910
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,196,303	1,909
	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,908
	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,907
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,571,067	1,906

47

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	662,887	1,905
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	201,427	1,904
	Jiangsu Shagang Co. Ltd. Class A	1,960,385	1,902
	TangShan Port Group Co. Ltd. Class A (XSSC)	4,553,335	1,900
	Sai Micro Electronics Inc. Class A	520,110	1,896
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	2,855,100	1,896
	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,896
*	Shandong Yulong Gold Co. Ltd. Class A	717,600	1,893
*	Wonders Information Co. Ltd. Class A	1,073,100	1,891
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,333,087	1,890
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	231,855	1,888
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	3,691,482	1,887
*	Antong Holdings Co. Ltd. Class A	3,140,131	1,886
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	1,304,852	1,883
	Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,879
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	652,870	1,877
	IKD Co. Ltd. Class A	876,400	1,876
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	466,500	1,876
	Lancy Co. Ltd. Class A	305,100	1,876
		Shares	Market Value• ($000)
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,010,164	1,875
	Shanghai Weaver Network Co. Ltd. Class A (XSSC)	186,456	1,874
	GCI Science & Technology Co. Ltd. Class A	562,600	1,868
	Xianhe Co. Ltd. Class A	330,700	1,867
*	Chengzhi Co. Ltd. Class A (XSEC)	842,000	1,865
*	Aoyuan Beauty Valley Technology Co. Ltd. Class A	751,700	1,864
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,863
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	1,863
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	691,404	1,862
	Luyang Energy-Saving Materials Co. Ltd.	445,340	1,861
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,861
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	867,153	1,859
	Shanghai Weaver Network Co. Ltd. Class A (XSHG)	184,916	1,858
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	1,857
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,856
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	2,050,466	1,853
	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,853
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,853

48

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,853
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,853
	Wondershare Technology Group Co. Ltd. Class A	280,684	1,853
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSEC)	227,900	1,850
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,847
*	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,844
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	284,592	1,840
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	51,401	1,837
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,837
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSEC)	888,200	1,835
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,983,495	1,835
	Yunnan Wenshan Electric Power Co. Ltd. Class A	566,427	1,832
	Dongfang Electric Corp. Ltd. Class A (XSHG)	643,700	1,828
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	3,147,200	1,825
	Bank of Chongqing Co. Ltd. Class A	1,350,517	1,823
	Hongfa Technology Co. Ltd. Class A (XSSC)	156,950	1,816
		Shares	Market Value• ($000)
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSEC)	354,360	1,814
*	Nanjing Tanker Corp. Class A	5,953,700	1,814
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSEC)	1,316,127	1,813
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	1,810
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	1,802
	Addsino Co. Ltd. Class A (XSEC)	749,900	1,801
	Wisesoft Co. Ltd. Class A	922,865	1,801
	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,798
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,798
	Yealink Network Technology Corp. Ltd. Class A (XSEC)	152,059	1,796
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,796
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,796
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	1,794
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,793
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,625	1,792
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,790

49

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Weihai Guangwei Composites Co. Ltd. Class A (XSEC)	168,500	1,789
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,785
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,784
	Lier Chemical Co. Ltd. Class A	504,444	1,783
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	1,781
	Archermind Technology Nanjing Co. Ltd. Class A	150,070	1,781
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	1,368,770	1,780
*	Gree Real Estate Co. Ltd. Class A (XSSC)	1,695,100	1,780
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,778
	Hebei Chengde Lolo Co. Class A (XSHE)	1,096,852	1,772
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,772
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,770
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	1,770
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,768
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	422,329	1,767
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,767
	Xi'an Bright Laser Technologies Co. Ltd. Class A	52,646	1,765
		Shares	Market Value• ($000)
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,763
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,760
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	161,100	1,759
*	HC SemiTek Corp. Class A	944,750	1,755
	Sinoma International Engineering Co. Class A (XSSC)	1,078,722	1,753
*	China Merchants Land Ltd.	15,681,888	1,752
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,752
	Shanying International Holding Co. Ltd. Class A (XSSC)	3,457,725	1,751
	Dong-E-E-Jiao Co. Ltd. Class A (XSEC)	275,700	1,747
	Gemdale Corp. Class A (XSHG)	1,101,700	1,747
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,561,772	1,746
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	856,783	1,745
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,742
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,741
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	1,741
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,740
	Keda Industrial Group Co. Ltd. (XSSC)	554,600	1,739

50

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenghe Resources Holding Co. Ltd. Class A (XSSC)	546,600	1,738
	Guangdong Dowstone Technology Co. Ltd. Class A (XSEC)	384,900	1,737
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,737
*	360 Security Technology Inc. Class A (XSHG)	923,000	1,736
	Huagong Tech Co. Ltd. Class A (XSEC)	385,000	1,735
	Amoy Diagnostics Co. Ltd. Class A	137,300	1,735
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	1,734
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,733
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,732
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,732
*	Yibin Tianyuan Group Co. Ltd. Class A	860,429	1,730
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	794,000	1,729
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,728
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,725
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,722
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	378,240	1,721
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,721
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,720
		Shares	Market Value• ($000)
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,713
	Tianneng Battery Group Co. Ltd. Class A	268,678	1,712
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	1,700
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,700
*	Sinopec Oilfield Service Corp. Class H	17,594,608	1,691
	Guangzhou Development Group Inc. Class A (XSHG)	1,503,400	1,687
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	1,687
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	284,580	1,686
	Beijing North Star Co. Ltd. Class A (XSSC)	4,822,415	1,683
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	2,566,939	1,678
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,675
	Jenkem Technology Co. Ltd. Class A	38,565	1,671
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	1,067,698	1,670
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	74,710	1,670
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,668
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	1,313,540	1,666

51

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	INESA Intelligent Tech Inc. Class B	3,793,722	1,665
	APT Medical Inc. Class A	35,548	1,665
*	China Tianying Inc. Class A	2,242,000	1,663
	Beijing Global Safety Technology Co. Ltd. Class A	519,083	1,663
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	472,967	1,660
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	1,656
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	1,043,125	1,656
*	BTG Hotels Group Co. Ltd. Class A (XSSC)	433,200	1,655
[1]	Qingdao Port International Co. Ltd. Class H	3,290,915	1,654
*	YaGuang Technology Group Co. Ltd.	1,232,100	1,648
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,645
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,642
*	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	1,642
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	1,459,514	1,641
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,989,140	1,641
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,637
*	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	1,636
*	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	1,636
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	1,635
		Shares	Market Value• ($000)
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	1,923,200	1,630
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	838,400	1,630
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,628
	Mango Excellent Media Co. Ltd. Class A (XSEC)	265,199	1,627
	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,627
	Jiangxi Bank Co. Ltd. Class H	3,698,529	1,624
	Bank of Xi'an Co. Ltd. Class A	2,390,600	1,621
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,277,266	1,620
	Suzhou Good-Ark Electronics Co. Ltd. Class A	719,200	1,620
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,620
	Shanghai Liangxin Electrical Co. Ltd. Class A	635,872	1,619
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	1,206,300	1,618
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	237,020	1,618
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	372,934	1,608
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	352,352	1,607
	Digiwin Software Co. Ltd. Class A	508,994	1,604
*	Mianyang Fulin Precision Co. Ltd. (XSEC)	204,000	1,603
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	969,500	1,602

52

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,602
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,601
	Huafon Chemical Co. Ltd. Class A (XSEC)	859,600	1,599
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,596
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,596
	Maccura Biotechnology Co. Ltd. Class A	366,530	1,595
*	Sonoscape Medical Corp. Class A	346,467	1,593
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,589
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	1,588
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	975,513	1,588
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	1,587
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	1,587
	Grandblue Environment Co. Ltd. Class A (XSSC)	458,060	1,581
	Moon Environment Technology Co. Ltd. Class A	795,284	1,581
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,948,141	1,577
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,576
	Keshun Waterproof Technologies Co. Ltd. Class A	757,060	1,576
	Camel Group Co. Ltd. Class A (XSSC)	770,071	1,575
		Shares	Market Value• ($000)
	CMST Development Co. Ltd. Class A (XSSC)	1,645,731	1,573
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,049,346	1,573
	Qiming Information Technology Co. Ltd. Class A	1,066,374	1,573
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	1,569
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	1,141,108	1,565
*	Blivex Technology Co. Ltd. Class A	4,172,796	1,564
	Changjiang Securities Co. Ltd. Class A (XSEC)	1,377,986	1,559
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	246,158	1,557
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	1,556
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	1,945,380	1,554
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,553
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	344,111	1,553
*	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSEC)	310,000	1,552
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,551
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,551
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,550
	Shenergy Co. Ltd. Class A (XSSC)	1,600,491	1,549

53

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Beijing Capital Development Co. Ltd. Class A (XSSC)	2,014,531	1,548
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	1,547
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,546
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	347,812	1,544
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSSC)	276,031	1,543
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	1,275,996	1,541
	China Galaxy Securities Co. Ltd. Class A	995,320	1,537
	Chongqing Road & Bridge Co. Ltd. Class A	3,813,200	1,537
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,537
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,517,692	1,536
	Beijing Haohua Energy Resource Co. Ltd. Class A	975,900	1,530
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	1,528
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	1,528
	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,527
*	Shenzhen Microgate Technology Co. Ltd. Class A	683,000	1,525
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSEC)	1,967,400	1,522
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,521
		Shares	Market Value• ($000)
[2]	Hebei Construction Group Corp. Ltd. Class H	6,015,500	1,521
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	1,520
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSEC)	632,221	1,517
	Sichuan Shuangma Cement Co. Ltd. Class A (XSHE)	484,900	1,517
	Chinalin Securities Co. Ltd. Class A	924,427	1,514
	Zhongji Innolight Co. Ltd. Class A (XSEC)	292,286	1,512
	HLA Group Corp. Ltd. (XSHG)	1,475,631	1,508
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	1,508
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	894,535	1,507
	Inspur Electronic Information Industry Co. Ltd. Class A (XSEC)	310,040	1,505
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,502
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,500
	Shandong Sun Paper Industry JSC Ltd. Class A (XSEC)	835,800	1,499
	Hubei Energy Group Co. Ltd. Class A (XSEC)	1,930,290	1,499
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,499
	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	1,499
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSEC)	502,645	1,498

54

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	COFCO Biotechnology Co. Ltd. Class A	899,900	1,498
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	419,357	1,497
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	762,003	1,492
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	1,491
*	Shenzhen Sea Star Technology Co. Ltd. Class A	1,800,100	1,490
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,490
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,022,200	1,488
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSEC)	390,400	1,487
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,487
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	1,485
	Lao Feng Xiang Co. Ltd. Class A	197,800	1,484
	Leader Harmonious Drive Systems Co. Ltd. Class A	70,904	1,484
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,481
	Toly Bread Co. Ltd. Class A (XSHG)	301,409	1,480
	Guangdong Hybribio Biotech Co. Ltd. Class A	341,298	1,480
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,479
	Estun Automation Co. Ltd. Class A (XSEC)	356,900	1,478
	Daan Gene Co. Ltd. Class A (XSEC)	491,344	1,476
	Edifier Technology Co. Ltd. Class A	835,300	1,475
		Shares	Market Value• ($000)
*	Genimous Technology Co. Ltd. Class A (XSEC)	1,558,100	1,473
	Hubei Chutian Smart Communication Co. Ltd. Class A	3,163,800	1,472
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSHE)	1,276,772	1,468
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,468
	Wuhan Guide Infrared Co. Ltd. Class A (XSEC)	431,831	1,467
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	1,467
[2]	First Tractor Co. Ltd. Class H	2,905,706	1,465
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,465
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,464
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,464
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	203,284	1,462
	Red Avenue New Materials Group Co. Ltd. Class A (XSSC)	170,500	1,459
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,459
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSEC)	1,004,120	1,458
	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,456
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	1,092,253	1,455
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,453

55

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Bank of Zhengzhou Co. Ltd. Class A (XSEC)	2,750,426	1,452
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSHE)	1,202,040	1,451
*	Sinopec Oilfield Equipment Corp. Class A	1,489,942	1,449
	Guangdong Guanhao High-Tech Co. Ltd. Class A	2,032,200	1,449
*	Huazhu Group Ltd.	311,870	1,448
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,447
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,447
*	Beijing Join-Cheer Software Co. Ltd. Class A	2,233,780	1,447
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,444
	Hangzhou Boiler Group Co. Ltd. Class A	450,618	1,443
	Central China Management Co. Ltd.	9,347,000	1,442
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	808,606	1,440
	Western Securities Co. Ltd. Class A (XSEC)	1,201,468	1,439
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,439
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	350,280	1,439
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,438
	Espressif Systems Shanghai Co. Ltd. Class A	56,052	1,438
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	1,436
	MLS Co. Ltd. Class A (XSEC)	658,500	1,433
		Shares	Market Value• ($000)
	B-Soft Co. Ltd. Class A	1,147,766	1,433
	Jafron Biomedical Co. Ltd. Class A (XSEC)	177,470	1,432
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,432
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,432
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	936,500	1,430
	Tongyu Heavy Industry Co. Ltd. Class A	2,901,657	1,429
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	526,730	1,427
	Biem.L.Fdlkk Garment Co. Ltd. Class A	370,430	1,424
*	Beijing Shougang Co. Ltd. Class A (XSEC)	1,581,061	1,422
	CGN Power Co. Ltd. Class A	3,113,500	1,421
	China Express Airlines Co. Ltd. Class A	827,400	1,421
	Foran Energy Group Co. Ltd.	933,470	1,419
	Sinotrans Ltd. Class A (XSHG)	2,009,995	1,418
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,414
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	1,412
*	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	1,411
*	Lingyi iTech Guangdong Co. Class A (XSEC)	1,352,100	1,409
	Winall Hi-Tech Seed Co. Ltd. Class A	323,700	1,408
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,849	1,408

56

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,712,126	1,407
*	Infund Holding Co. Ltd.	1,027,334	1,407
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,407
	Central China Real Estate Ltd.	9,347,000	1,405
	Toyou Feiji Electronics Co. Ltd. Class A	1,001,635	1,404
	AECC Aero-Engine Control Co. Ltd. Class A (XSEC)	335,600	1,400
*	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	1,400
	TongFu Microelectronics Co. Ltd. Class A (XSEC)	446,991	1,399
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	1,399
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,396
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	1,395
	Befar Group Co. Ltd. Class A (XSHG)	1,058,542	1,389
	Jiajiayue Group Co. Ltd. Class A	603,492	1,389
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	1,388
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	1,386
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,385
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,380
*	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	1,379
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	176,900	1,376
		Shares	Market Value• ($000)
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	1,375
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,373
[2]	E-House China Enterprise Holdings Ltd.	7,259,100	1,368
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,181,177	1,368
	Guocheng Mining Co. Ltd. Class A	870,800	1,368
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	1,262,574	1,365
	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	1,364
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,360
	Appotronics Corp. Ltd. Class A	262,714	1,360
	Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,355
	China World Trade Center Co. Ltd. Class A (XSSC)	635,535	1,351
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,349
	Chongqing Department Store Co. Ltd. Class A	374,760	1,348
*	Shanghai Topcare Medical Services Co. Ltd. (XSHG)	477,882	1,346
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSEC)	262,700	1,342
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	1,341
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	1,339
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,336

57

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	CTS International Logistics Corp. Ltd. Class A (XSSC)	692,380	1,334
	Beijing Gehua CATV Network Co. Ltd. Class A	1,135,600	1,331
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	1,331
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,329
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	1,328
	Estun Automation Co. Ltd. Class A (XSHE)	320,100	1,325
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,321
	Chengdu Xingrong Environment Co. Ltd. Class A (XSEC)	1,429,300	1,320
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,320
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,318
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	606,052	1,315
	Rizhao Port Co. Ltd. Class A	3,208,600	1,313
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	830,450	1,312
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	1,311
	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,311
*	China Energy Engineering Corp. Ltd.	3,516,100	1,308
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	1,307
		Shares	Market Value• ($000)
	Shanghai Datun Energy Resources Co. Ltd. Class A	732,600	1,302
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	235,447	1,301
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,295
	Datang International Power Generation Co. Ltd. Class A	3,035,600	1,292
	Greenland Holdings Corp. Ltd. Class A (XSSC)	2,010,120	1,291
*	Talkweb Information System Co. Ltd. Class A (XSEC)	1,002,107	1,291
	Cangzhou Dahua Co. Ltd. Class A	562,800	1,291
	Anyang Iron & Steel Inc. Class A	2,716,980	1,290
	INESA Intelligent Tech Inc. Class A	1,497,190	1,287
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,285
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	788,436	1,285
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,284
	Shanxi Securities Co. Ltd. Class A (XSEC)	1,309,410	1,280
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	1,276
*	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,275
*	Beijing Forever Technology Co. Ltd. Class A (XSEC)	706,400	1,269
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	34,179	1,269
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	1,267

58

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,266
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	3,550,536	1,265
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,265
	YGSOFT Inc. Class A (XSHE)	1,192,715	1,264
	Truking Technology Ltd. Class A	435,300	1,264
	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,254
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	204,800	1,253
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	465,300	1,250
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,250
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,247
	Guoyuan Securities Co. Ltd. Class A (XSEC)	1,075,657	1,246
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,245
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	1,244
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	287,176	1,243
	Sun Create Electronics Co. Ltd.	180,400	1,243
	YLZ Information Technology Co. Ltd. Class A	1,077,600	1,243
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	1,242
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	1,242
		Shares	Market Value• ($000)
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	1,242
	Shanghai Titan Scientific Co. Ltd. Class A	38,603	1,241
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	843,040	1,239
	China Coal Energy Co. Ltd. Class A (XSHG)	1,130,000	1,237
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,235
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,235
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	206,924	1,235
	Guangzhou Haige Communications Group Inc. Co. Class A (XSEC)	835,700	1,233
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSEC)	572,400	1,233
	Jilin Sino-Microelectronics Co. Ltd. Class A	875,810	1,233
	Shenzhen Huaqiang Industry Co. Ltd. Class A	540,270	1,233
*	Shenzhen MTC Co. Ltd. Class A (XSEC)	1,603,800	1,232
	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	1,231
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,060,239	1,230
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,230
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,230

59

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,228
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	541,700	1,228
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	1,224
	Bank of Suzhou Co. Ltd. Class A	1,136,200	1,224
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,889,590	1,222
	Minmetals Capital Co. Ltd. Class A	1,506,360	1,221
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,221
*	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,220
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	268,800	1,217
*	Cambricon Technologies Corp. Ltd.	101,642	1,216
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	666,334	1,215
	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	1,215
	Jizhong Energy Resources Co. Ltd. Class A (XSEC)	1,241,100	1,213
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,213
	Shenma Industry Co. Ltd. Class A	665,404	1,212
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	716,236	1,211
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	729,300	1,211
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	1,210
		Shares	Market Value• ($000)
	Chongqing Zaisheng Technology Corp. Ltd. Class A	694,240	1,209
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	1,206
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	689,408	1,206
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,203
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	1,202
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	1,202
*	ZhongMan Petroleum & Natural Gas Group Corp. Ltd.	551,800	1,202
*	Shandong Head Co. Ltd. Class A	156,500	1,202
	Zhejiang Runtu Co. Ltd. Class A	868,351	1,200
	Sino GeoPhysical Co. Ltd. Class A	319,165	1,200
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	1,224,361	1,197
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,162,500	1,197
	Beyondsoft Corp. Class A	638,200	1,196
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	1,193
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	1,191
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	1,189
*	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,186
	Lu Thai Textile Co. Ltd. Class B	2,415,793	1,184

60

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	China Aluminum International Engineering Corp. Ltd. Class A	1,830,300	1,182
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,181
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	1,181
	Visual China Group Co. Ltd. Class A (XSEC)	570,719	1,179
	Yintai Gold Co. Ltd. Class A (XSEC)	857,780	1,178
	Wuhan Department Store Group Co. Ltd. Class A	745,977	1,178
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	1,176
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	1,175
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	1,174
	Glarun Technology Co. Ltd. Class A (XSSC)	507,941	1,174
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	1,173
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSEC)	534,933	1,172
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,172
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	1,172
	Inmyshow Digital Technology Group Co. Ltd. (XSSC)	707,357	1,169
	Beijing Strong Biotechnologies Inc. Class A	490,185	1,168
*	China Tungsten & Hightech Materials Co. Ltd. Class A	562,960	1,167
		Shares	Market Value• ($000)
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,166
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	1,165
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,165
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	714,870	1,164
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSEC)	98,084	1,163
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	1,161
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,161
[2]	Wisdom Education International Holdings Co. Ltd.	6,772,000	1,160
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSEC)	756,000	1,159
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSEC)	121,446	1,157
*	Grand Industrial Holding Group Co. Ltd.	311,800	1,157
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	1,156
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	460,685	1,156
*	Yunnan Energy Investment Co. Ltd. Class A	868,455	1,151
	Jason Furniture Hangzhou Co. Ltd. Class A (XSSC)	118,200	1,149
	MLS Co. Ltd. Class A (XSHE)	527,400	1,148
	China Merchants Port Group Co. Ltd. Class A	466,300	1,147

61

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	1,146
	Baiyin Nonferrous Group Co. Ltd. Class A	2,667,900	1,146
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,145
	Xuji Electric Co. Ltd. Class A (XSEC)	369,300	1,144
*	Guosheng Financial Holding Inc. Class A (XSEC)	782,219	1,142
	Bank of Qingdao Co. Ltd. Class A (XSHE)	1,551,800	1,142
	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,142
	Shanghai Jin Jiang Online Network Service Co. Ltd.	1,742,110	1,141
	Shenzhen FRD Science & Technology Co. Ltd.	384,462	1,141
	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	1,140
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	1,140
	AVICOPTER plc Class A (XSHG)	115,800	1,138
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,138
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,411,536	1,137
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSEC)	139,676	1,137
	Client Service International Inc. Class A	432,967	1,137
	Jiangsu Guotai International Group Co. Ltd. (XSHE)	550,290	1,135
	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	1,134
		Shares	Market Value• ($000)
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	1,133
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	66,100	1,133
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	967,676	1,132
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSEC)	524,900	1,131
*	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,130
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	1,130
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	1,128
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,126
*	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	1,126
*	Shanghai Guijiu Co. Ltd. Class A	252,900	1,126
	Beken Corp. Class A	122,587	1,125
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	1,124
	Zhongyuan Environment-Protection Co. Ltd. Class A	1,182,268	1,123
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	1,123
	Jiangxi Ganneng Co. Ltd. Class A	1,296,542	1,122
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,121
*	Aotecar New Energy Technology Co. Ltd. Class A	2,230,400	1,121

62

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Goldenmax International Technology Ltd. Class A (XSHE)	538,100	1,120
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,119
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,119
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSSC)	62,100	1,115
	Shanghai Shimao Co. Ltd. Class A (XSSC)	2,254,512	1,114
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,113
*	Jihua Group Corp. Ltd. Class A	2,677,800	1,113
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	1,112
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	68,600	1,111
	Joeone Co. Ltd. Class A	502,277	1,111
	Baotailong New Materials Co. Ltd. Class A	1,482,100	1,110
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,109
	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	1,108
*	Shaanxi Construction Machinery Co. Ltd. Class A	820,700	1,104
	Sealand Securities Co. Ltd. Class A (XSEC)	1,828,130	1,103
	Financial Street Holdings Co. Ltd. Class A (XSEC)	1,203,460	1,103
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	1,101
		Shares	Market Value• ($000)
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,096
*	Whirlpool China Co. Ltd. Class A	738,250	1,096
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	1,095
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,094
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	1,921,390	1,093
	Guodian Nanjing Automation Co. Ltd. Class A	687,800	1,092
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	341,400	1,092
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	1,091
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,089
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	1,088
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	1,087
	China Meheco Co. Ltd. Class A (XSHG)	624,100	1,086
	EIT Environmental Development Group Co. Ltd. Class A	239,932	1,086
*	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,163,113	1,085
	Beibuwan Port Co. Ltd. Class A	931,400	1,085
	Digital China Group Co. Ltd. Class A	463,901	1,083
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,290,554	1,082
	Juneyao Airlines Co. Ltd. Class A (XSSC)	435,330	1,082

63

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Urban-Rural Commercial Group Co. Ltd. Class A	300,848	1,081
	ADAMA Ltd. Class A	915,100	1,080
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	424,320	1,077
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	1,076
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	1,074
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	1,073
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSEC)	1,676,979	1,073
	OFILM Group Co. Ltd. Class A (XSEC)	917,400	1,072
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	1,072
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,070
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,070
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,069
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	1,068
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSSC)	420,332	1,067
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSEC)	1,120,179	1,066
	China Meheco Co. Ltd. Class A (XSSC)	612,560	1,066
		Shares	Market Value• ($000)
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,066
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	1,064
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	1,063
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSEC)	171,800	1,063
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,061
	AUCMA Co. Ltd. Class A	881,301	1,060
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	1,060
	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	528,800	1,057
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,055
	Yusys Technologies Co. Ltd. Class A	365,280	1,055
	Dongxing Securities Co. Ltd. Class A (XSSC)	615,613	1,054
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	475,200	1,054
	Contec Medical Systems Co. Ltd. Class A	211,100	1,052
	Ningxia Jiaze New Energy Co. Ltd. Class A	1,234,300	1,051
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	948,941	1,048
	Sansteel Minguang Co. Ltd. Fujian Class A (XSEC)	978,600	1,048
	Xinhuanet Co. Ltd. Class A	379,200	1,048
*	Hongli Zhihui Group Co. Ltd. Class A	593,700	1,047

64

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qingdao Rural Commercial Bank Corp. Class A (XSHE)	1,751,800	1,046
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	1,044
	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	1,044
	Jinyuan EP Co. Ltd. Class A	615,996	1,043
	People.cn Co. Ltd. Class A (XSHG)	508,213	1,040
	Xiangcai Co. Ltd. Class A	772,800	1,040
	Top Energy Co. Ltd. Shanxi Class A	1,701,144	1,038
	Xiamen Intretech Inc. Class A	215,390	1,037
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	1,037
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	1,033
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	1,033
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,033
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	1,031
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	1,030
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	1,030
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,029
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,028
		Shares	Market Value• ($000)
*	CanSino Biologics Inc. Class A	24,130	1,028
	Jinhui Liquor Co. Ltd. Class A	191,800	1,026
*	Mesnac Co. Ltd. Class A	860,489	1,025
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,025
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,025
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,025
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	1,025
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,024
	Focus Technology Co. Ltd. Class A	430,320	1,024
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,022
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,021
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	1,020
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,019
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	1,019
	Liuzhou Iron & Steel Co. Ltd. Class A	1,201,700	1,019
*,2	Colour Life Services Group Co. Ltd.	5,812,570	1,018
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	1,018
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,014

65

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Port Co. Ltd. Class A	2,060,800	1,014
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	1,013
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,013
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	1,013
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A (XSHE)	1,062,828	1,012
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,011
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	1,011
	City Development Environment Co. Ltd.	654,680	1,010
*	Youzu Interactive Co. Ltd. Class A	485,916	1,007
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	1,977,200	1,004
	Changying Xinzhi Technology Co. Ltd. Class A	382,400	1,003
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	1,001
	Beijing Compass Technology Development Co. Ltd. Class A	196,800	999
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	123,000	999
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	997
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	997
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	996
		Shares	Market Value• ($000)
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	995
	DBG Technology Co. Ltd. Class A	456,680	993
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	653,800	992
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	992
	Three Squirrels Inc. Class A	149,540	992
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSEC)	80,200	991
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	990
	Leo Group Co. Ltd. Class A (XSEC)	2,776,300	989
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSHG)	830,600	988
	CECEP Solar Energy Co. Ltd. Class A (XSEC)	565,900	986
*	Huafu Fashion Co. Ltd. (XSHE)	1,425,310	986
	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	986
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	986
*	Kuang-Chi Technologies Co. Ltd. Class A (XSEC)	306,600	984
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	1,051,700	984
*	Shenzhen Invt Electric Co. Ltd. Class A	844,252	983
	Fujian Longking Co. Ltd. Class A (XSSC)	773,680	982
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	982
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	1,014,901	981

66

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	979
	Shanghai AJ Group Co. Ltd. Class A	966,398	979
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	979
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	977
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	976
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	974
	China National Medicines Corp. Ltd. Class A (XSHG)	204,086	972
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	970
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	969
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	969
	Insigma Technology Co. Ltd. Class A	1,008,500	969
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	969
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,520,861	968
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	387,800	967
	Xiamen C & D Inc. Class A (XSSC)	772,400	966
	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	966
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,550,700	965
	Sinotrans Ltd. Class A (XSSC)	1,367,100	964
	ChemPartner PharmaTech Co. Ltd. Class A	422,377	964
		Shares	Market Value• ($000)
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	964
	FAW Jiefang Group Co. Ltd.	589,943	962
	Keboda Technology Co. Ltd. Class A	92,881	961
	China TransInfo Technology Co. Ltd. Class A (XSEC)	459,400	960
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	960
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	959
	Shenzhen Leaguer Co. Ltd. Class A	686,800	958
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	956
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	956
	Shenzhen Goodix Technology Co. Ltd. Class A (XSSC)	59,656	954
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	954
	Cachet Pharmaceutical Co. Ltd. Class A	496,043	953
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	950
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	950
	Shanghai AtHub Co. Ltd. Class A (XSHG)	194,320	948
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	945
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	945
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	945

67

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Chengdu Co. Ltd. Class A (XSSC)	472,700	943
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	943
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	1,098,938	941
	Valiant Co. Ltd. Class A (XSEC)	292,400	941
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	939
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	938
*	Lander Sports Development Co. Ltd. Class A	1,641,050	937
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	937
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	935
	GF Securities Co. Ltd. Class H	550,800	934
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	932
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	932
*	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	560,960	930
	Jinke Properties Group Co. Ltd. Class A (XSEC)	1,338,788	929
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	929
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	928
	ZheJiang Dali Technology Co. Ltd. Class A	312,594	928
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	161,154	928
		Shares	Market Value• ($000)
	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	927
*	Trip.com Group Ltd.	32,191	925
	Eternal Asia Supply Chain Management Ltd. Class A (XSEC)	1,028,900	924
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	924
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	924
	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	922
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	922
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSEC)	398,300	921
	Tibet Tianlu Co. Ltd. Class A	927,949	921
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSHE)	440,350	919
	Shandong Lukang Pharma Class A	867,190	918
	Guangdong Goworld Co. Ltd. Class A	521,444	917
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	916
	China Publishing & Media Co. Ltd. Class A	1,075,300	912
*	Huludao Zinc Industry Co. Class A	1,526,300	910
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	909

68

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	909
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	909
	China Sports Industry Group Co. Ltd. Class A	496,700	909
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	908
	Qianjiang Water Resources Development Co. Ltd. Class A	551,651	905
*	KraussMaffei Co. Ltd. Class A	864,834	904
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	903
	Anhui Genuine New Materials Co. Ltd. Class A	252,600	903
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	901
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSHE)	2,563,300	900
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSEC)	373,452	898
	Guangdong Vanward New Electric Co. Ltd. Class A	841,940	897
	Wuhu Token Science Co. Ltd. Class A (XSEC)	557,783	895
	Black Peony Group Co. Ltd. Class A (XSSC)	806,287	895
	BGI Genomics Co. Ltd. Class A (XSEC)	64,249	894
	Haining China Leather Market Co. Ltd. Class A	1,252,410	894
	Tianjin Teda Co. Ltd. Class A	1,439,243	889
*	Toread Holdings Group Co. Ltd. Class A	660,000	889
		Shares	Market Value• ($000)
	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	889
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	888
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	888
	Autobio Diagnostics Co. Ltd. Class A (XSSC)	103,610	887
	China National Software & Service Co. Ltd. Class A (XSHG)	110,600	887
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	907,116	887
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	887
	Sunstone Development Co. Ltd. Class A	286,400	887
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	887
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	886
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	886
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	885
*	Neusoft Corp. Class A (XSSC)	593,614	885
	DHC Software Co. Ltd. Class A (XSEC)	813,800	883
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	883
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	881
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	880

69

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	880
*	Shanxi Guoxin Energy Corp. Ltd. Class A	1,249,726	879
	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	879
	New Guomai Digital Culture Co. Ltd. Class A	559,900	878
	Changchun Faway Automobile Components Co. Ltd. Class A	534,768	877
	JA Solar Technology Co. Ltd. Class A (XSEC)	61,500	877
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	876
	CITIC Press Corp. Class A	192,900	874
	Anhui Korrun Co. Ltd. Class A	251,860	874
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	873
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSEC)	587,000	871
	Yifan Pharmaceutical Co. Ltd. Class A (XSEC)	339,300	869
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	868
	Betta Pharmaceuticals Co. Ltd. Class A (XSEC)	70,200	868
	Hongbaoli Group Corp. Ltd. Class A	714,859	868
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	868
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	868
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	311,117	868
		Shares	Market Value• ($000)
	Shenzhen Guangju Energy Co. Ltd. Class A	659,888	866
	Hanwei Electronics Group Corp. Class A	274,002	866
	Xinxiang Richful Lube Additive Co. Ltd. Class A	70,500	866
*	Shang Gong Group Co. Ltd. Class B	2,310,622	864
	North Electro-Optic Co. Ltd. Class A	494,561	862
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	861
	Yankershop Food Co. Ltd. Class A	82,800	861
	Beijing Shunxin Agriculture Co. Ltd. Class A (XSEC)	168,792	860
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	860
	Top Resource Conservation & Environment Corp. Class A	518,300	858
	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	857
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	854
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	851
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	849
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	849
	SGIS Songshan Co. Ltd. Class A (XSEC)	1,225,100	848
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSEC)	875,700	848
	Sunward Intelligent Equipment Co. Ltd. Class A (XSEC)	669,120	846

70

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	846
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	845
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	845
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	844
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	843
	Xiamen Meiya Pico Information Co. Ltd. Class A (XSHE)	350,605	843
	JSTI Group Class A	950,557	840
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	840
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	620,408	839
*	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	838
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	838
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	494,864	837
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	836
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSHG)	616,700	836
*	JinJian Cereals Industry Co. Ltd. Class A	650,200	834
	Shandong Sunway Chemical Group Co. Ltd. Class A	880,300	834
		Shares	Market Value• ($000)
	Dashang Co. Ltd. Class A	274,100	834
	Sinosteel Engineering & Technology Co. Ltd. Class A	732,700	834
	Zhuhai Port Co. Ltd. Class A	853,300	833
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,901,400	832
*	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	832
	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	832
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSEC)	577,896	828
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	828
*	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	828
	Shenyang Chemical Co. Ltd. Class A	944,000	828
*	Kingsignal Technology Co. Ltd. Class A	620,360	827
	5I5J Holding Group Co. Ltd. Class A	1,773,003	826
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSHG)	1,646,800	826
*	Jiangsu Zongyi Co. Ltd. Class A	983,700	824
	Autel Intelligent Technology Corp. Ltd. Class A	82,408	824
*	Xinlun New Materials Co. Ltd.	1,033,500	823
	Guizhou Tyre Co. Ltd. Class A	1,044,976	822
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	821
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	820
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	820

71

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	820
	Tianma Microelectronics Co. Ltd. Class A (XSEC)	425,500	819
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	816
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,596,600	816
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	814
	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	812
*	Guoguang Electric Co. Ltd. Class A	480,600	811
	Merit Interactive Co. Ltd. Class A	384,848	809
	Guangdong Marubi Biotechnology Co. Ltd. Class A	148,329	808
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	807
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	807
	Ovctek China Inc. Class A (XSEC)	75,740	806
	CMST Development Co. Ltd. Class A (XSHG)	842,000	805
	China Merchants Energy Shipping Co. Ltd. Class A (XSSC)	1,123,680	803
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	802
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	802
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	547,020	802
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	800
		Shares	Market Value• ($000)
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	800
	Xiangyu Medical Co. Ltd. Class A	107,228	799
	Focused Photonics Hangzhou Inc. Class A (XSEC)	276,196	798
[3]	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	797
	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	796
	Gansu Shangfeng Cement Co. Ltd. Class A	293,000	796
*	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	795
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	795
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	795
	Jack Sewing Machine Co. Ltd. Class A	251,575	794
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	794
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	793
*	Chengzhi Co. Ltd. Class A (XSHE)	357,628	792
	Hangzhou Century Co. Ltd. Class A	822,400	791
	Beijing SDL Technology Co. Ltd. Class A	660,800	791
	Feitian Technologies Co. Ltd. Class A	392,500	791
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSEC)	314,300	790
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	789
*	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	789

72

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	New Huadu Supercenter Co. Ltd. Class A	1,261,000	788
	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	786
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSHE)	1,116,230	786
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	786
	Tengda Construction Group Co. Ltd. Class A	1,637,499	785
*	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	895,378	784
*	NavInfo Co. Ltd. Class A (XSEC)	427,887	783
	Monalisa Group Co. Ltd. Class A	262,904	782
	Yijiahe Technology Co. Ltd. Class A	89,600	782
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	781
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	780
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	780
	Guangzhou Restaurant Group Co. Ltd. Class A (XSSC)	219,520	779
*	Guizhou Salvage Pharmaceutical Co. Ltd. Class A	1,556,500	779
	Huangshan Novel Co. Ltd. Class A	641,416	779
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	779
*	Oceanwide Holdings Co. Ltd. Class A (XSHE)	2,790,994	776
	Hwa Create Co. Ltd. Class A	583,500	776
		Shares	Market Value• ($000)
*	Shengda Resources Co. Ltd. Class A	428,900	775
	Hebei Huijin Group Co. Ltd. Class A	485,900	775
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	774
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSEC)	482,790	773
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSEC)	1,287,637	770
	Inner Mongolia M-Grass Ecology & Enviroment Group Co. Ltd. Class A	1,180,320	769
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	769
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	843,964	768
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	766
	Sinochem International Corp. Class A (XSHG)	539,110	765
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	278,040	763
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	762
	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	762
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	760
*	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	1,192,357	759
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	759

73

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	INKON Life Technology Co. Ltd. Class A	335,700	759
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	758
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	758
*	Shandong Airlines Co. Ltd. Class B	1,489,541	756
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	755
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	752
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	1,384,100	752
	China Harzone Industry Corp. Ltd. Class A (XSEC)	593,522	750
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	497,350	750
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	750
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	471,250	749
	Three's Co. Media Group Co. Ltd. Class A	44,593	748
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	472,063	746
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	745
	Bank of China Ltd. Class A (XSHG)	1,564,597	745
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	745
		Shares	Market Value• ($000)
	Hangzhou Cable Co. Ltd. Class A	652,000	745
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	745
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	743
	Changchun Gas Co. Ltd. Class A	741,500	742
	BBMG Corp. Class A (XSHG)	1,692,214	742
*	Gohigh Data Networks Technology Co. Ltd. Class A	856,940	741
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	741
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	739
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	739
	Shenzhen Click Technology Co. Ltd. Class A	344,000	737
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	736
	Beijing Wanji Technology Co. Ltd. Class A	201,160	736
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	735
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	735
	Xiamen Port Development Co. Ltd. Class A	739,716	733
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	268,122	733
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSEC)	505,196	732
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	732

74

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	732
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	731
*	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	730
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	730
	China West Construction Group Co. Ltd. Class A	649,000	729
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	729
*	Hunan Gold Corp. Ltd. Class A (XSEC)	429,800	728
	Lingyuan Iron & Steel Co. Ltd. Class A	1,715,370	727
*	UTour Group Co. Ltd. Class A	929,925	725
*	SPIC Dongfang New Energy Corp. Class A (XSHE)	986,256	724
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	1,403,600	724
	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	724
*	China CIFCO Investment Co. Ltd. Class A	560,600	721
	Eastcompeace Technology Co. Ltd. Class A	460,242	721
*	Shanghai Lonyer Fuels Co. Ltd. Class A	690,800	721
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	717
	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	713
		Shares	Market Value• ($000)
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	713
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	712
	Northeast Securities Co. Ltd. Class A (XSEC)	528,100	711
	FIYTA Precision Technology Co. Ltd. Class A	420,085	709
	First Tractor Co. Ltd. Class A (XSHG)	357,900	709
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	708
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	708
	Vatti Corp. Ltd. Class A (XSHE)	768,748	708
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	708
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	707
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSEC)	191,100	706
	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	706
	Sino Wealth Electronic Ltd. Class A (XSEC)	73,609	706
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	705
	Western Region Gold Co. Ltd. Class A (XSSC)	388,800	705
	Shantui Construction Machinery Co. Ltd. Class A	1,180,735	705
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	705

75

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bengang Steel Plates Co. Ltd. Class B	2,055,311	704
[2]	Shandong Chenming Paper Holdings Ltd. Class H	1,463,782	704
	Zhongshan Public Utilities Group Co. Ltd. Class A (XSEC)	523,000	704
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	704
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	703
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	698
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	698
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	698
	Konka Group Co. Ltd. Class A (XSEC)	793,800	697
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	443,200	697
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	696
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSHG)	292,566	696
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	694
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	693
	Yonggao Co. Ltd. Class A	1,005,259	692
	Wellhope Foods Co. Ltd. Class A (XSSC)	482,801	691
		Shares	Market Value• ($000)
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	100,970	689
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	689
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	688
	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	498,800	688
	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	686
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	553,600	685
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	685
	Jinzhou Port Co. Ltd. Class B	2,857,215	684
	CSSC Science & Technology Co. Ltd. Class A (XSSC)	340,900	682
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	681
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	681
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	680
*	China CAMC Engineering Co. Ltd. Class A	673,800	680
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	679
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	676
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	675
	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	675

76

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	674
*	Shenzhen Deren Electronic Co. Ltd. Class A	457,051	673
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	673
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	673
	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	673
	Anhui Huamao Textile Co. Class A	1,074,064	672
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	672
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	670
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	670
*	Air China Ltd. Class A (XSSC)	503,438	669
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	669
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	669
	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	667
	Haoxiangni Health Food Co. Ltd. Class A	506,788	667
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	667
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	666
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	665
	Shandong Shengli Co. Class A	973,577	664
		Shares	Market Value• ($000)
*	Surfilter Network Technology Co. Ltd. Class A	617,768	663
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSEC)	377,400	663
*	Chimin Health Management Co. Ltd. Class A	306,000	663
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	517,249	662
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	662
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	661
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	661
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSEC)	1,138,900	660
	Hangzhou Shunwang Technology Co. Ltd. Class A	300,600	660
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	660
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	660
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSHE)	932,955	659
*	Fujian Snowman Co. Ltd. Class A	568,668	658
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	658
	ENC Digital Technology Co. Ltd. Class A	482,090	657
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	360,800	656

77

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	655
	Hainan Expressway Co. Ltd. Class A	1,056,400	654
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	654
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	654
	Jiangling Motors Corp. Ltd. Class B	635,970	653
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	653
*	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	652
*	Alpha Group Class A (XSHE)	827,701	652
*	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	652
	Beijing Water Business Doctor Co. Ltd. Class A (XSEC)	349,774	651
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	388,388	650
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,367,900	649
	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	649
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	649
*	Bluedon Information Security Technology Co. Ltd. Class A	1,245,056	647
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	646
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	645
		Shares	Market Value• ($000)
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	644
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	716,800	643
*	Sichuan Haite High-tech Co. Ltd. Class A (XSEC)	346,300	641
	An Hui Wenergy Co. Ltd. Class A (XSEC)	934,690	641
	Ninestar Corp. Class A (XSEC)	111,600	640
	China Wuyi Co. Ltd. Class A	1,611,511	640
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	640
	Tungkong Inc. Class A	556,076	640
	Weifu High-Technology Group Co. Ltd. Class A	210,600	639
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	639
*	Jilin Electric Power Co. Ltd. Class A (XSEC)	539,000	638
	Wasu Media Holding Co. Ltd. Class A	557,300	636
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	634
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	634
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	32,202	634
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	634
*	Bestway Marine & Energy Technology Co. Ltd. Class A	913,650	633
*	Ningbo Cixing Co. Ltd. Class A	598,800	633
	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	633

78

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	631
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	630
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	629
	FSPG Hi-Tech Co. Ltd. Class A	885,500	629
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	628
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	628
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSHG)	321,020	628
	Suzhou Jinhong Gas Co. Ltd. Class A	185,431	628
	Zhuzhou Times New Material Technology Co. Ltd. Class A	394,800	627
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,186,790	627
	Hand Enterprise Solutions Co. Ltd. Class A (XSEC)	607,000	626
	Tangshan Jidong Cement Co. Ltd. Class A (XSEC)	344,500	626
*	Wutong Holding Group Co. Ltd. Class A	1,092,522	625
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSEC)	521,700	624
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	624
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	618
	ZhongYeDa Electric Co. Ltd. Class A	501,400	618
	Zhongbai Holdings Group Co. Ltd. Class A	794,489	617
		Shares	Market Value• ($000)
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	617
	Lakala Payment Co. Ltd. Class A	163,900	617
	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSEC)	627,000	614
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	614
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	614
*	Liaoning Energy Industry Co. Ltd.	1,025,900	613
	East China Engineering Science & Technology Co. Ltd. Class A	319,200	613
	Beijing eGOVA Co. Ltd. Class A (XSEC)	312,103	612
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	611
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSEC)	130,950	611
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	610
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	609
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	609
	Guomai Technologies Inc. Class A (XSHE)	680,179	609
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	441,300	609
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	608
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	608

79

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	608
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	607
	Shenzhen SC New Energy Technology Corp. Class A (XSEC)	34,000	606
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	606
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,167,800	606
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	605
	ZYNP Corp. Class A	522,900	604
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	604
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSEC)	325,700	603
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	603
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	603
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	603
*	Eastone Century Technology Co. Ltd. Class A	843,315	603
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	603
*	Rendong Holdings Co. Ltd.	522,865	603
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	274,800	602
	PhiChem Corp. Class A	217,100	601
	Goldcard Smart Group Co. Ltd. (XSHE)	353,600	599
		Shares	Market Value• ($000)
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	598
*	Suning Universal Co. Ltd. Class A (XSEC)	796,549	597
*	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	597
	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	596
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	596
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSEC)	241,898	595
	Chengdu Huasun Technology Group Inc. Ltd.	742,471	595
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	595
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A (XSEC)	240,700	594
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	592
	Topsec Technologies Group Inc. Class A (XSEC)	205,200	591
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	591
*	GI Technologies Group Co. Ltd. Class A	1,351,260	590
*	Global Infotech Co. Ltd. Class A	388,600	590
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	149,726	589
	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	589

80

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sinoma International Engineering Co. Class A (XSHG)	361,650	588
	Hengbao Co. Ltd. Class A	671,300	588
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	588
	Duolun Technology Corp. Ltd. Class A	587,777	588
*	Greatoo Intelligent Equipment Inc.	2,052,300	587
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	586
*	Huayi Brothers Media Corp. Class A (XSHE)	1,059,400	586
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	585
*	Gansu Yasheng Industrial Group Co. Ltd. Class A	1,235,800	585
	Northeast Pharmaceutical Group Co. Ltd. Class A	712,670	583
	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	581
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	581
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	581
	Newcapec Electronics Co. Ltd. Class A	488,335	581
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	230,447	580
*	Inner Mongolia Xingye Mining Co. Ltd. Class A (XSEC)	503,000	578
	Chongqing Gangjiu Co. Ltd. Class A	1,045,300	578
		Shares	Market Value• ($000)
	Befar Group Co. Ltd. Class A (XSSC)	439,492	577
	Xinjiang Communications Construction Group Co. Ltd. Class A	348,800	577
[1]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	524,500	577
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSEC)	542,300	576
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	903,400	576
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	576
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	575
	RiseSun Real Estate Development Co. Ltd. Class A (XSEC)	855,744	574
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	339,094	574
	Shenzhen World Union Group Inc. Class A (XSEC)	978,805	574
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	574
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSEC)	713,400	573
	Create Technology & Science Co. Ltd. Class A	385,756	573
*	Sunvim Group Co. Ltd. Class A	909,600	573
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	572
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	572

81

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A (XSEC)	472,837	571
	Sichuan Shuangma Cement Co. Ltd. Class A (XSEC)	182,100	570
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	570
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	570
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	569
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	569
	China National Accord Medicines Corp. Ltd. Class A	108,447	568
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	568
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	568
*	Zhejiang Jingu Co. Ltd. Class A	513,560	567
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	566
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	566
	Renhe Pharmacy Co. Ltd. Class A (XSEC)	381,501	565
*	Xining Special Steel Co. Ltd. Class A	979,800	565
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd. Class A	1,143,986	565
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	564
	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	460,698	563
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	563
		Shares	Market Value• ($000)
*	Beijing Dinghan Technology Group Co. Ltd.	523,300	563
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	1,181,900	563
*	Royal Group Co. Ltd. Class A	810,478	562
	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	561
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	561
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	560
	China Construction Bank Corp. Class A (XSHG)	604,100	560
*	Hanwang Technology Co. Ltd. Class A	231,900	560
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	560
	Fujian Star-net Communication Co. Ltd. Class A (XSEC)	163,400	559
	Xinfengming Group Co. Ltd. Class A (XSSC)	243,655	559
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	559
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSHG)	616,200	559
	Inmyshow Digital Technology Group Co. Ltd. (XSHG)	338,000	559
*	Sou Yu Te Group Co. Ltd. Class A	2,415,182	555
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	555
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A (XSEC)	84,900	555

82

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	554
	Solareast Holdings Co. Ltd. Class A	775,159	554
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	553
*	ChangYuan Technology Group Ltd. (XSHG)	607,060	552
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	551
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	551
	Vontron Technology Co. Ltd. Class A	423,300	550
	SGIS Songshan Co. Ltd. Class A (XSHE)	794,400	550
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	550
*	Sunsea AIoT Technology Co. Ltd. Class A	337,045	550
*	Zhuhai Hokai Medical Instruments Co. Ltd. Class A	779,932	550
	Fujian Green Pine Co. Ltd. Class A	355,400	550
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	549
	Unilumin Group Co. Ltd. Class A (XSEC)	428,200	548
*	ChangYuan Technology Group Ltd. (XSSC)	602,283	548
*	Langold Real Estate Co. Ltd. Class A	1,962,979	548
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	548
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	548
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	547
		Shares	Market Value• ($000)
	Chongqing Water Group Co. Ltd. Class A (XSSC)	623,550	547
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	547
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	547
*	Shenzhen Infinova Ltd. Class A	1,076,307	546
	Tibet Summit Resources Co. Ltd. Class A (XSSC)	114,132	545
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	544
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	544
	Juewei Food Co. Ltd. Class A (XSSC)	52,860	543
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	543
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	479,500	543
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	410,900	543
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	543
	Fujian Rongji Software Co. Ltd. Class A	609,300	542
	Shandong Humon Smelting Co. Ltd. Class A (XSEC)	301,100	540
	Hangzhou Robam Appliances Co. Ltd. Class A (XSEC)	110,300	540
	Shenzhen Energy Group Co. Ltd. Class A (XSEC)	422,900	539
*	China High Speed Railway Technology Co. Ltd. Class A (XSEC)	1,584,100	539
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	539

83

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	537
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	537
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSEC)	247,161	536
	Hexing Electrical Co. Ltd. Class A (XSSC)	291,668	536
*	Tuya Inc. ADR	82,665	536
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	535
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	535
	Changhong Meiling Co. Ltd. Class A	1,078,628	534
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	533
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	531
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	531
	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	531
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSEC)	40,800	530
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	530
*	Beijing BDStar Navigation Co. Ltd. Class A (XSEC)	85,400	529
*	Holitech Technology Co. Ltd. Class A (XSEC)	1,039,700	529
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	529
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	148,298	529
		Shares	Market Value• ($000)
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	529
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	527
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	527
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	527
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	525
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	525
	Advanced Technology & Materials Co. Ltd. Class A (XSEC)	393,500	524
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	1,267,320	524
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	521
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	519
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	519
	Guangdong Aofei Data Technology Co. Ltd. Class A	156,580	519
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	479,100	518
	Opple Lighting Co. Ltd. Class A	170,700	517
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	517
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	517
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	607,439	516

84

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Heilongjiang Agriculture Co. Ltd. Class A (XSSC)	239,700	515
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	187,700	515
	Triangle Tyre Co. Ltd. Class A	259,900	515
	China Greatwall Technology Group Co. Ltd. Class A (XSEC)	243,700	513
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSEC)	232,500	513
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	845,482	512
	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	512
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSEC)	292,000	511
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	511
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	510
	Fujian Cement Inc. Class A	472,320	509
*	China Quanjude Group Co. Ltd. Class A	364,000	509
*	Xuzhou Handler Special Vehicle Co. Ltd. Class A	1,041,757	508
*	Inspur Software Co. Ltd. Class A (XSSC)	267,926	506
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	505
	North Huajin Chemical Industries Co. Ltd. Class A (XSEC)	546,600	504
		Shares	Market Value• ($000)
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	504
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	504
	Changzheng Engineering Co. Ltd. Class A (XSSC)	223,016	504
	Zhejiang Communications Technology Co. Ltd. (XSEC)	618,800	502
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	502
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	502
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSEC)	461,800	501
	NingXia QingLong Pipes Industry Group Co. Ltd. Class A	430,090	501
	Guangdong Delian Group Co. Ltd. Class A	675,035	501
	Qingdao Rural Commercial Bank Corp. Class A (XSEC)	838,500	501
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	500
*	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	548,100	499
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	498
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	497
*	Vtron Group Co. Ltd. Class A	864,723	497
	Guangdong South New Media Co. Ltd. Class A (XSEC)	67,212	497

85

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Zheshang Securities Co. Ltd. Class A (XSSC)	257,100	495
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	492
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	231,700	492
	CASIN Real Estate Development Group Co. Ltd. Class A	1,207,301	491
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	490
	Xiamen Jihong Technology Co. Ltd. Class A	206,800	490
	Hefei Department Store Group Co. Ltd. Class A	754,417	489
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	489
*	Orient Group Inc. Class A	1,069,700	488
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	487
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	486
	Huaxi Securities Co. Ltd. Class A (XSEC)	342,700	484
*	Doushen Beijing Education & Technology Inc. Class A	866,539	484
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	483
	Sanlux Co. Ltd. Class A	648,400	483
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	226,400	483
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	481
		Shares	Market Value• ($000)
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	372,900	480
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	480
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	480
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	479
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	479
	Anker Innovations Technology Co. Ltd. Class A (XSEC)	32,900	479
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	478
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	477
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	384,348	477
	Zhende Medical Co. Ltd. Class A	80,800	475
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	474
*	Huafu Fashion Co. Ltd. (XSEC)	683,600	473
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSHE)	390,466	473
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSSC)	80,000	472
	Konka Group Co. Ltd. Class A (XSHE)	535,900	471
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	471
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	471

86

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	470
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	440,600	469
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,018,013	468
	Sunyard Technology Co. Ltd. (XSSC)	334,854	468
	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	467
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	467
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	466
	Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	465
*	China Dive Corp. Ltd. Class A (XSHE)	144,317	465
*	Jiangxi Firstar Panel Technology Co. Ltd. Class A	946,000	464
	Beijing Ctrowell Technology Corp. Ltd. Class A	312,700	464
*	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	462
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	462
	Zhejiang Communications Technology Co. Ltd. (XSHE)	568,700	462
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	462
		Shares	Market Value• ($000)
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	460
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	459
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSHE)	232,200	458
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	458
	Yotrio Group Co. Ltd. Class A (XSEC)	844,600	457
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	457
*	Tahoe Group Co. Ltd. Class A (XSHE)	1,471,400	456
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	456
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,025,055	455
	Luenmei Quantum Co. Ltd. Class A (XSSC)	351,842	454
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSSC)	78,247	453
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	453
*	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	451
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	450
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSEC)	442,000	448

87

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	447
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	444
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSEC)	478,500	443
	Chongqing Yukaifa Co. Ltd. Class A	930,100	443
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	443
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	442
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	442
*	Hongbo Co. Ltd. Class A	456,950	442
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	597,800	441
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	440
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	439
	Harbin Hatou Investment Co. Ltd. Class A	498,900	439
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	438
*	Strait Innovation Internet Co. Ltd. Class A	640,698	436
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	436
*	Red Star Macalline Group Corp. Ltd. Class A	305,030	434
		Shares	Market Value• ($000)
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSEC)	330,130	433
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	433
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	433
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	433
	Jinneng Science&Technology Co. Ltd. Class A (XSSC)	195,100	432
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	431
	Nanjing Pharmaceutical Co. Ltd. Class A	641,662	430
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	430
*	Huatian Hotel Group Co. Ltd. Class A	893,800	429
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	429
	Ningbo Joyson Electronic Corp. Class A (XSSC)	154,040	428
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A (XSHE)	326,020	428
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	928,000	427
	Tongyu Communication Inc. Class A (XSHE)	182,475	427
	Konfoong Materials International Co. Ltd. Class A (XSEC)	68,000	426

88

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Digital China Information Service Co. Ltd. Class A (XSEC)	243,900	425
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	425
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	89,400	425
*	CITIC Guoan Information Industry Co. Ltd. Class A (XSEC)	1,207,220	424
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSEC)	50,700	424
	Transfar Zhilian Co. Ltd. Class A	331,322	424
	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	423
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	422
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	422
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	421
*	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	420
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSEC)	118,760	420
*	Huafon Microfibre Shanghai Technology Co. Ltd. (XSEC)	593,346	419
*	Inzone Group Co. Ltd. Class A (XSHG)	557,331	419
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	417
	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	414
		Shares	Market Value• ($000)
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	414
	Guangdong Topstar Technology Co. Ltd. Class A	176,500	414
	Andon Health Co. Ltd. Class A	437,956	413
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	412
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	603,200	412
	PharmaBlock Sciences Nanjing Inc. Class A (XSEC)	17,291	411
*	Saurer Intelligent Technology Co. Ltd. Class A	925,900	411
	Xinyu Iron & Steel Co. Ltd. Class A (XSSC)	443,400	410
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	408
*	Liaoning Shenhua Holdings Co. Ltd.	1,326,800	405
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	405
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSEC)	451,000	404
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	404
	MYS Group Co. Ltd. Class A (XSHE)	789,767	403
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	401
	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	398
	Xinyangfeng Agricultural Technology Co. Ltd. Class A (XSEC)	139,800	397

89

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	397
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	397
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSHE)	481,800	396
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	395
	Zhejiang Wanliyang Co. Ltd. Class A (XSHE)	186,300	394
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	394
	Camel Group Co. Ltd. Class A (XSHG)	190,580	390
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	390
*	Zhongtong Bus Co. Ltd.	528,900	389
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	388
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	931,800	386
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	386
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	386
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,240	386
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	383
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	382
	Shanghai New World Co. Ltd. Class A (XSHG)	317,000	382
		Shares	Market Value• ($000)
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	382
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A (XSSC)	280,900	381
*	KAISA JiaYun Technology Inc. Class A	613,020	380
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	380
	Edan Instruments Inc. Class A	225,200	380
	Shanghai Jinjiang International Travel Co. Ltd. Class B	268,749	379
*	China Calxon Group Co. Ltd. Class A (XSHE)	930,900	379
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	379
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	379
	Caitong Securities Co. Ltd. Class A (XSSC)	235,900	378
*	Visionox Technology Inc. Class A (XSEC)	300,796	377
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	377
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	377
	Sansure Biotech Inc. Class A	45,121	377
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	376
	Shanghai DragonNet Technology Co. Ltd. Class A	300,901	376
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	370

90

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	369
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	369
	Xiamen Kingdomway Group Co. Class A (XSEC)	77,600	368
	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	368
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	367
*	ZJBC Information Technology Co. Ltd. Class A	745,962	366
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	366
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	366
	China Merchants Property Operation & Service Co. Ltd. Class A (XSEC)	173,700	366
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	366
	Orient International Enterprise Ltd. Class A	307,800	365
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	364
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	364
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (XSEC)	515,756	363
		Shares	Market Value• ($000)
	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	363
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	363
	Hainan Poly Pharm Co. Ltd. Class A (XSEC)	46,824	360
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	360
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	356
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSSC)	63,560	355
	Shandong Dawn Polymer Co. Ltd. Class A	155,700	355
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	353
*	Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	851,887	352
	CSG Holding Co. Ltd. Class A	249,200	352
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	352
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSEC)	414,800	351
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	351
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSEC)	210,700	350
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSSC)	86,772	350
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	350

91

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSHE)	383,200	350
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	350
*	Tongdao Liepin Group	244,990	350
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	349
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	346
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSEC)	94,200	342
	Jinxi Axle Co. Ltd. Class A (XSHG)	640,800	342
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	325,300	342
	Wuhan Keqian Biology Co. Ltd. Class A	87,319	342
	ChangjiangRunfa Health Industry Co. Ltd. Class A	442,600	341
	Shanghai AtHub Co. Ltd. Class A (XSSC)	69,580	339
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	339
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSEC)	249,626	339
	Sichuan Teway Food Group Co. Ltd. Class A	87,350	339
	Jiangsu Gian Technology Co. Ltd. Class A	45,840	339
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	337
		Shares	Market Value• ($000)
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	335
	Bestsun Energy Co. Ltd. Class A	436,100	333
	Shandong Meichen Ecology & Environment Co. Ltd. Class A	900,720	333
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	333
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	333
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	332
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	332
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	332
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	331
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	331
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	330
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSEC)	353,100	329
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	329
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSSC)	391,300	328
	Lucky Film Co. Class A (XSHG)	309,500	328

92

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	712,550	327
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	159,604	325
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSSC)	203,500	325
	Suzhou Anjie Technology Co. Ltd. Class A (XSEC)	150,460	324
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	50,108	324
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	322
	MYS Group Co. Ltd. Class A (XSEC)	628,125	320
	Qianhe Condiment & Food Co. Ltd. Class A (XSSC)	82,920	319
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	319
	Bear Electric Appliance Co. Ltd. Class A	35,700	319
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSEC)	46,662	318
*	Ligeance Aerospace Technology Co. Ltd. Class A (XSEC)	262,000	318
*	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	492,033	317
	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	316
	Shenzhen Aisidi Co. Ltd. Class A (XSEC)	188,800	316
		Shares	Market Value• ($000)
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	316
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	314
	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	314
	Accelink Technologies Co. Ltd. Class A (XSEC)	92,200	312
	Shandong Denghai Seeds Co. Ltd. Class A (XSEC)	93,900	312
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	311
	Tech-Bank Food Co. Ltd. Class A (XSEC)	315,280	310
	Shenzhen Noposion Agrochemicals Co. Ltd. Class A (XSEC)	338,500	309
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	307
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	306
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSHE)	152,900	305
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	304
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	304
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	304
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	303
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	303

93

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Greattown Holdings Ltd. Class A (XSSC)	546,421	302
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	302
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	513,800	301
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSEC)	108,400	300
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	300
	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	298
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	298
*	Yihua Healthcare Co. Ltd. Class A (XSHE)	495,958	297
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSHE)	1,056,632	297
*	Sinosun Technology Co. Ltd. Class A	271,600	295
	Zhejiang Hailiang Co. Ltd. Class A (XSEC)	178,300	293
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	61,000	290
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	289
	Easyhome New Retail Group Co. Ltd. Class A	378,500	289
	LianChuang Electronic Technology Co. Ltd. Class A (XSEC)	90,700	288
	Guizhou Gas Group Corp. Ltd. Class A (XSSC)	184,400	286
*	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	285
		Shares	Market Value• ($000)
*	Guangdong Golden Dragon Development Inc. Class A (XSEC)	114,600	284
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	284
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	284
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	283
	Chongqing Dima Industry Co. Ltd. Class A (XSSC)	778,307	281
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A (XSSC)	241,888	281
	CCS Supply Chain Management Co. Ltd. Class A	327,540	278
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSEC)	42,321	276
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	275
*	Pacific Shuanglin Bio-pharmacy Co. Ltd. (XSEC)	55,800	275
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSHE)	97,600	274
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	273
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	272
*	Yihua Healthcare Co. Ltd. Class A (XSEC)	452,475	271
*	STO Express Co. Ltd. Class A (XSEC)	223,899	269

94

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSEC)	495,300	269
	Rastar Group Class A	558,700	269
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	268
*	Alpha Group Class A (XSEC)	339,300	267
	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	267
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	266
*	Shanghai Xinhua Media Co. Ltd. Class A	426,500	266
*	Kama Co. Ltd. Class B	775,500	264
*	Simei Media Co. Ltd. Class A	392,500	264
*	Hengdian Entertainment Co. Ltd. Class A	133,722	263
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	270,600	262
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	261
	Changzheng Engineering Co. Ltd. Class A (XSHG)	115,530	261
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	260
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	260
	Guomai Technologies Inc. Class A (XSEC)	287,886	258
	LB Group Co. Ltd. Class A (XSEC)	58,100	258
	Goldenmax International Technology Ltd. Class A (XSEC)	123,800	258
		Shares	Market Value• ($000)
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	256
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	255
	Streamax Technology Co. Ltd. Class A	48,900	255
*	Yunnan Coal & Energy Co. Ltd. Class A	375,800	251
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	250
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	139,600	249
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	249
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	249
*	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	247
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	247
	Zhejiang Wanma Co. Ltd. Class A (XSHE)	221,800	244
*	Tahoe Group Co. Ltd. Class A (XSEC)	788,200	244
	Guangxi Guidong Electric Power Co. Ltd. Class A (XSSC)	267,700	243
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	243
	QuantumCTek Co. Ltd. Class A	8,818	241
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSEC)	321,900	240
	Jiangsu Yoke Technology Co. Ltd. Class A (XSEC)	20,100	239
	Avary Holding Shenzhen Co. Ltd. Class A (XSEC)	43,500	238

95

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Tangel Culture Co. Ltd. Class A	416,600	236
	Hunan Aihua Group Co. Ltd. Class A (XSSC)	42,200	235
	Realcan Pharmaceutical Group Co. Ltd. Class A (XSEC)	420,100	232
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	232
	Lucky Film Co. Class A (XSSC)	219,191	232
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	231
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	229
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	228
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSEC)	250,100	227
	Hanyu Group Joint-Stock Co. Ltd. Class A	249,500	225
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	221
	Songz Automobile Air Conditioning Co. Ltd. Class A	187,400	219
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	218
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	217
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	216
*	Oceanwide Holdings Co. Ltd. Class A (XSEC)	767,000	213
	Xiamen International Airport Co. Ltd. Class A	84,970	212
		Shares	Market Value• ($000)
	Canny Elevator Co. Ltd. Class A (XSEC)	185,877	212
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	211
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	210
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSEC)	52,200	209
	China Great Wall Securities Co. Ltd. Class A (XSEC)	115,600	207
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	280,100	207
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	325,200	207
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	205
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	205
*	Macrolink Culturaltainment Development Co. Ltd. Class A (XSEC)	718,242	202
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	202
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	248,200	201
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSEC)	331,600	200
*	Shanghai Foreign Service Holding Group Co. Ltd. (XSSC)	168,000	200
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSEC)	38,500	199
*	Berry Genomics Co. Ltd. Class A (XSEC)	65,305	198

96

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Blue Sail Medical Co. Ltd. Class A (XSEC)	87,564	198
	Norinco International Cooperation Ltd. Class A	168,845	198
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSHE)	155,280	196
	Hytera Communications Corp. Ltd. Class A (XSEC)	219,500	194
	C&S Paper Co. Ltd. Class A (XSEC)	72,800	194
*	Sichuan Xun You Network Technology Co. Ltd. Class A (XSEC)	97,194	194
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSEC)	109,800	193
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSEC)	187,500	192
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	186
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	186
*	Grandjoy Holdings Group Co. Ltd. Class A (XSEC)	359,500	185
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSHG)	290,550	185
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	183
	Hangxiao Steel Structure Co. Ltd. Class A (XSSC)	324,200	181
	JL Mag Rare-Earth Co. Ltd. Class A (XSEC)	29,120	178
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	178
		Shares	Market Value• ($000)
	Guangdong Tapai Group Co. Ltd. Class A (XSEC)	110,900	174
	Beijing eGOVA Co. Ltd. Class A (XSHE)	88,441	173
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	173
*	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	96,388	172
	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	172
	People.cn Co. Ltd. Class A (XSSC)	83,981	172
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	171
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	170
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSEC)	35,200	169
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	166
*	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	342,120	166
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	166
*	Tongding Interconnection Information Co. Ltd. Class A (XSEC)	268,000	165
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	165
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	163

97

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	PCI Technology Group Co. Ltd. Class A (XSSC)	135,900	161
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSEC)	138,500	161
	Shantou Dongfeng Printing Co. Ltd. Class A	154,800	161
*	Sumavision Technologies Co. Ltd. Class A (XSEC)	135,700	160
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	160
*	Shunfa Hengye Corp. Class A (XSEC)	271,120	159
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSEC)	24,300	158
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	157
	Shenzhen Comix Group Co. Ltd. Class A	151,600	157
	Shanghai STEP Electric Corp. Class A	134,100	156
	Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	156
	KingClean Electric Co. Ltd. Class A	39,600	155
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSEC)	100,200	155
	Shenzhen Desay Battery Technology Co. Class A (XSEC)	23,345	154
	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	153
		Shares	Market Value• ($000)
	CGN Nuclear Technology Development Co. Ltd. Class A (XSEC)	108,598	151
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	151
	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	147
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	147
	Imeik Technology Development Co. Ltd. Class A (XSEC)	1,500	146
	Shaanxi International Trust Co. Ltd. Class A (XSEC)	298,400	145
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	145
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	141
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	140
	Shandong Xiantan Co. Ltd. Class A (XSEC)	125,850	139
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	60,430	137
	Hainan Strait Shipping Co. Ltd. Class A (XSEC)	152,250	134
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	133
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	132
*	Sichuan Languang Development Co. Ltd. Class A (XSSC)	484,272	131
*	Innuovo Technology Co. Ltd. Class A (XSEC)	158,700	131

98

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	29,545	131
	Tongyu Communication Inc. Class A (XSEC)	55,500	130
	Tianfeng Securities Co. Ltd. Class A (XSSC)	209,400	129
	YanTai Shuangta Food Co. Ltd. Class A (XSEC)	90,500	129
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	128
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	127
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	126
	Toly Bread Co. Ltd. Class A (XSSC)	25,340	124
	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	121
	Tangrenshen Group Co. Ltd. Class A (XSEC)	120,100	118
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	118
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSEC)	145,900	117
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSEC)	259,700	115
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	115
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	115
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	114
	263 Network Communications Co. Ltd. Class A (XSEC)	194,200	114
		Shares	Market Value• ($000)
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	113
*	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	113
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A (XSSC)	46,620	111
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	111
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	108
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSSC)	4,800	107
	Zhejiang Huatong Meat Products Co. Ltd. Class A	65,700	106
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	105
	Infore Environment Technology Group Co. Ltd. Class A (XSEC)	105,300	103
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	102
	Huadong Medicine Co. Ltd. Class A (XSEC)	17,700	101
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSEC)	105,700	100
	Better Life Commercial Chain Share Co. Ltd. Class A (XSEC)	94,200	99
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	98

99

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	98
	GF Securities Co. Ltd. Class A (XSEC)	29,900	94
	Dlg Exhibitions & Events Corp. Ltd. Class A	71,800	90
	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	229,100	89
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	87
	Jiangsu Huaxicun Co. Ltd. Class A (XSEC)	95,200	86
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	86
*	China Dive Corp. Ltd. Class A (XSEC)	26,600	86
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	82
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	67,400	82
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	80
	Jiangling Motors Corp. Ltd. Class A (XSEC)	31,900	78
*	Shanghai Topcare Medical Services Co. Ltd. (XSSC)	27,800	78
*	HyUnion Holding Co. Ltd. Class A (XSEC)	87,800	77
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	77
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	48,721	73
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A (XSEC)	34,100	71
	Changhong Meiling Co. Ltd. Class B	231,154	70
		Shares	Market Value• ($000)
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	68
	Vatti Corp. Ltd. Class A (XSEC)	73,700	68
	Bank of Qingdao Co. Ltd. Class A (XSEC)	92,400	68
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSEC)	29,000	67
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A (XSSC)	34,300	67
	Beijing VRV Software Corp. Ltd. Class A (XSEC)	73,500	64
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	64
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	63
	Zhejiang Meida Industrial Co. Ltd. Class A (XSHE)	24,400	62
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	152,800	62
*	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	61
	Goldcard Smart Group Co. Ltd. (XSEC)	35,510	60
*	Inzone Group Co. Ltd. Class A (XSSC)	78,132	59
	Hebei Chengde Lolo Co. Class A (XSEC)	36,020	58
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	56

100

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Anche Technologies Co. Ltd. Class A (XSEC)	18,400	55
	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	53
	Shenzhen Center Power Tech Co. Ltd. Class A (XSEC)	17,600	46
*	China Calxon Group Co. Ltd. Class A (XSEC)	109,448	45
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSEC)	10,400	45
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	14,594	43
*	Luoniushan Co. Ltd. Class A (XSEC)	40,200	43
	Shanghai Haixin Group Co. Class A	32,500	43
	Yunda Holding Co. Ltd. Class A (XSEC)	14,427	42
	Shenzhen Das Intellitech Co. Ltd. Class A (XSEC)	71,600	38
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A (XSSC)	71,500	36
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,524	35
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSSC)	19,087	33
	Lu Thai Textile Co. Ltd. Class A	35,300	33
	Eastern Communications Co. Ltd. Class B	63,500	28
	Guangxi Wuzhou Communications Co. Ltd. Class A	47,100	27
		Shares	Market Value• ($000)
*	Shanghai Xinnanyang Only Education & Technology Co. Ltd. Class A (XSHG)	15,062	26
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	25
	Shanghai Pudong Construction Co. Ltd. Class A (XSSC)	15,741	14
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	9,700	12
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	12
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	11
*,2,3	Midas Holdings Ltd.	202,000	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,2,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
*,3	CT Environmental Group Ltd.	38,490,600	—
			40,396,390
Colombia (0.2%)
	Bancolombia SA ADR	1,635,908	58,778
	Interconexion Electrica SA ESP	6,399,321	38,422
	Ecopetrol SA	42,707,437	32,288
	Bancolombia SA	2,276,027	20,356
[2]	Ecopetrol SA ADR	1,062,121	16,091
	Grupo de Inversiones Suramericana SA	2,596,353	15,134
	Grupo Aval Acciones y Valores SA Preference Shares	48,956,397	14,951
	Grupo Argos SA	4,309,947	13,505

101

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Banco Davivienda SA Preference Shares	1,482,616	13,351
	Cementos Argos SA	7,115,548	11,999
	Bancolombia SA Preference Shares	1,201,548	10,785
	Grupo de Inversiones Suramericana SA Preference Shares	1,574,290	7,897
	Grupo Aval Acciones y Valores SA ADR	652,479	3,934
			257,491
Czech Republic (0.1%)
	CEZ A/S	2,296,012	75,831
*	Komercni Banka A/S	1,101,716	42,734
*,1	Moneta Money Bank A/S	4,015,732	15,726
[2]	O2 Czech Republic A/S	507,158	5,823
	Philip Morris CR A/S	6,097	4,333
			144,447
Egypt (0.1%)
*	Commercial International Bank Egypt SAE	23,522,358	76,575
*	Egypt Kuwait Holding Co. SAE	12,233,365	16,676
	Eastern Co. SAE	14,144,020	10,438
*	Egyptian Financial Group-Hermes Holding Co.	11,365,371	9,014
*	Fawry for Banking & Payment Technology Services SAE	7,882,214	7,542
	Talaat Moustafa Group	14,061,132	6,644
	ElSewedy Electric Co.	10,308,046	5,665
	Telecom Egypt Co.	4,931,977	4,252
	Six of October Development & Investment	3,326,445	3,893
	Palm Hills Developments SAE	20,332,470	2,489
	Oriental Weavers	3,372,486	1,776
	Medinet Nasr Housing	10,978,548	1,646
*	Pioneers Properties	4,431,189	835
		Shares	Market Value• ($000)
*	Gadwa for Industrial Development	4,431,189	330
*	Aspire Capital Holding for Financial Investments	4,431,189	85
			147,860
Greece (0.3%)
	Hellenic Telecommunications Organization SA	3,306,712	58,707
	OPAP SA	2,899,047	45,275
*	Alpha Services & Holdings SA	29,064,796	37,054
*	Eurobank Ergasias Services & Holdings SA	34,747,151	36,495
	Mytilineos SA	1,529,406	27,949
*	National Bank of Greece SA	7,575,640	23,922
	JUMBO SA	1,545,235	23,000
*	Public Power Corp. SA	1,685,685	18,337
*	Piraeus Financial Holdings SA	8,074,425	13,799
*	Motor Oil Hellas Corinth Refineries SA	788,339	13,381
*	GEK Terna Holding Real Estate Construction SA	820,672	9,201
	Terna Energy SA	589,333	7,968
*	LAMDA Development SA	949,434	7,825
	Hellenic Petroleum SA	758,665	5,231
*	Ellaktor SA	2,927,796	4,661
	Holding Co. ADMIE IPTO SA	1,577,580	4,657
	Athens Water Supply & Sewage Co. SA	523,607	4,583
	Sarantis SA	436,033	4,402
	Viohalco SA	787,919	3,989
	Hellenic Exchanges - Athens Stock Exchange SA	817,635	3,503
*	Fourlis Holdings SA	595,885	2,649
*,3	FF Group	397,542	2,206
*	Aegean Airlines SA	121,994	732
			359,526
Hong Kong (0.1%)
[1]	China Feihe Ltd.	36,123,000	59,975
*,2	HengTen Networks Group Ltd.	32,366,709	11,042

102

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,3	SMI Holdings Group Ltd.	18,314,748	5,508
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
			76,559
Hungary (0.3%)
*	OTP Bank Nyrt.	3,158,356	189,778
	Richter Gedeon Nyrt.	2,048,954	57,420
	MOL Hungarian Oil & Gas plc	4,692,237	40,097
	Magyar Telekom Telecommunications plc	4,599,792	6,332
*	Opus Global Nyrt.	3,119,542	2,372
			295,999
India (15.0%)
	Reliance Industries Ltd.	43,295,470	1,469,239
	Infosys Ltd.	49,465,229	1,106,973
	Housing Development Finance Corp. Ltd.	23,902,554	911,325
	Tata Consultancy Services Ltd.	14,220,587	646,390
	Hindustan Unilever Ltd.	12,153,470	388,998
	Bajaj Finance Ltd.	3,215,249	318,853
*	Axis Bank Ltd.	31,065,656	309,133
*	Bharti Airtel Ltd.	31,181,922	286,042
	Asian Paints Ltd.	6,189,181	256,500
	HCL Technologies Ltd.	15,161,851	232,161
	ICICI Bank Ltd.	21,445,779	230,909
	Larsen & Toubro Ltd.	9,573,905	226,790
	Tata Steel Ltd.	11,005,688	194,039
	Maruti Suzuki India Ltd.	1,802,210	180,451
	Titan Co. Ltd.	5,643,160	180,058
	Tech Mahindra Ltd.	8,248,881	163,279
	UltraTech Cement Ltd.	1,595,461	162,943
	Sun Pharmaceutical Industries Ltd.	15,203,063	161,663
	Mahindra & Mahindra Ltd.	12,708,034	150,565
*,1	Avenue Supermarts Ltd.	2,095,209	129,957
	State Bank of India	18,983,147	127,720
	Nestle India Ltd.	499,447	126,905
	Bajaj Finserv Ltd.	526,885	125,788
	JSW Steel Ltd.	13,778,267	123,405
		Shares	Market Value• ($000)
	Grasim Industries Ltd.	5,243,994	120,817
	ITC Ltd.	40,438,064	120,739
	Divi's Laboratories Ltd.	1,730,479	119,071
	Hindalco Industries Ltd.	19,284,714	118,836
	Wipro Ltd.	13,255,782	114,789
[1]	HDFC Life Insurance Co. Ltd.	12,460,498	113,320
	NTPC Ltd.	60,621,594	107,629
*	Tata Motors Ltd.	16,673,205	107,259
	Power Grid Corp. of India Ltd.	42,674,136	105,705
	Adani Ports & Special Economic Zone Ltd.	10,511,380	97,503
	Tata Consumer Products Ltd.	8,121,959	88,018
[1]	SBI Life Insurance Co. Ltd.	5,687,984	87,162
*	Adani Green Energy Ltd.	5,450,625	83,801
	Cipla Ltd.	6,864,989	83,104
	Oil & Natural Gas Corp. Ltd.	41,628,134	82,837
	Info Edge India Ltd.	1,016,266	82,702
	Britannia Industries Ltd.	1,670,047	82,156
	Bharat Petroleum Corp. Ltd.	14,109,721	78,882
*	Tata Motors Ltd. Class A	23,799,677	78,688
	Apollo Hospitals Enterprise Ltd.	1,371,470	78,233
	Tata Power Co. Ltd.	27,253,977	78,197
*	Adani Transmission Ltd.	3,219,958	75,850
	UPL Ltd.	7,466,819	74,024
	Adani Total Gas Ltd.	3,790,740	73,059
	Shree Cement Ltd.	184,118	70,488
	Vedanta Ltd.	17,090,231	69,549
	Adani Enterprises Ltd.	3,629,205	69,092
	Pidilite Industries Ltd.	2,148,734	66,494
	Indian Oil Corp. Ltd.	38,714,398	66,278
	Dr Reddy's Laboratories Ltd.	1,063,779	66,170
*	Godrej Consumer Products Ltd.	5,027,617	64,367
	Indus Towers Ltd.	17,386,708	63,202
	Eicher Motors Ltd.	1,881,626	62,628
	Hero MotoCorp Ltd.	1,728,498	61,451
	Dabur India Ltd.	7,689,442	60,228

103

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Piramal Enterprises Ltd.	1,670,176	58,218
	Havells India Ltd.	3,427,885	57,934
	Coal India Ltd.	25,858,597	56,908
[1]	ICICI Lombard General Insurance Co. Ltd.	2,805,113	55,585
	SRF Ltd.	1,911,835	54,142
	Ambuja Cements Ltd.	9,888,238	53,587
	Mphasis Ltd.	1,222,533	53,024
	Shriram Transport Finance Co. Ltd.	2,713,197	52,262
[1]	Larsen & Toubro Infotech Ltd.	580,587	51,941
	Marico Ltd.	6,817,775	51,840
*	United Spirits Ltd.	3,994,045	50,702
	Voltas Ltd.	3,129,976	50,456
	Bajaj Auto Ltd.	1,009,099	50,037
*	SBI Cards & Payment Services Ltd.	3,527,197	49,808
	Jubilant Foodworks Ltd.	995,884	49,220
	GAIL India Ltd.	24,468,756	48,688
	Motherson Sumi Systems Ltd.	16,143,061	48,376
	DLF Ltd.	8,526,441	45,538
	Zee Entertainment Enterprises Ltd.	11,121,989	44,819
	Cholamandalam Investment & Finance Co. Ltd.	5,433,261	44,736
	Bharat Electronics Ltd.	15,414,144	42,656
[1]	Bandhan Bank Ltd.	10,835,127	42,335
	Reliance Industries Ltd.	1,628,240	41,501
	Hindustan Petroleum Corp. Ltd.	9,913,924	41,147
*,1	InterGlobe Aviation Ltd.	1,415,324	41,147
	Indian Railway Catering & Tourism Corp. Ltd.	3,628,460	41,107
*	Max Financial Services Ltd.	3,142,362	40,918
	Crompton Greaves Consumer Electricals Ltd.	6,551,215	40,785
	Wipro Ltd. ADR	4,551,838	40,784
	Lupin Ltd.	3,278,480	40,528
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,802,129	39,721
	Colgate-Palmolive India Ltd.	1,912,933	39,461
	PI Industries Ltd.	978,165	39,242
		Shares	Market Value• ($000)
	Tata Elxsi Ltd.	499,000	39,200
	State Bank of India GDR	574,071	38,805
	Mindtree Ltd.	643,613	38,725
	Balkrishna Industries Ltd.	1,158,671	38,168
	Page Industries Ltd.	74,090	37,333
[1]	HDFC Asset Management Co. Ltd.	1,050,112	37,196
	Astral Ltd.	1,233,142	36,051
	Siemens Ltd.	1,232,551	36,046
	MRF Ltd.	34,807	35,991
	Aurobindo Pharma Ltd.	3,856,484	35,555
	Ashok Leyland Ltd.	18,516,850	35,341
	Dr Reddy's Laboratories Ltd. ADR	570,607	35,058
	ACC Ltd.	1,116,074	34,849
*,1	AU Small Finance Bank Ltd.	2,128,248	34,642
	Aarti Industries Ltd.	2,676,354	34,555
	Bharat Forge Ltd.	3,323,245	34,168
*	Godrej Properties Ltd.	1,132,901	33,840
	Trent Ltd.	2,507,420	33,661
	Berger Paints India Ltd.	3,391,094	33,634
[1]	Laurus Labs Ltd.	4,801,898	33,165
	Persistent Systems Ltd.	627,225	32,935
	Container Corp. of India Ltd.	3,735,301	32,759
	Dixon Technologies India Ltd.	487,264	32,545
	Petronet LNG Ltd.	10,595,957	32,528
	Deepak Nitrite Ltd.	1,078,132	32,176
*	Jindal Steel & Power Ltd.	5,636,738	31,512
	Indraprastha Gas Ltd.	4,947,352	31,360
	Embassy Office Parks REIT	6,679,438	31,219
	Dalmia Bharat Ltd.	1,118,966	30,146
	Power Finance Corp. Ltd.	16,623,457	29,628
	Atul Ltd.	237,816	29,037
	Federal Bank Ltd.	21,759,272	28,416
	Sundaram Finance Ltd.	887,057	28,389
*	Biocon Ltd.	5,923,289	27,817
	Tata Communications Ltd.	1,589,651	27,789
	Tata Chemicals Ltd.	2,253,641	27,244

104

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	IDFC First Bank Ltd.	40,522,855	26,892
	Torrent Pharmaceuticals Ltd.	696,709	26,648
	Muthoot Finance Ltd.	1,353,947	26,589
	Tube Investments of India Ltd.	1,402,819	26,247
	Ipca Laboratories Ltd.	904,628	25,937
	TVS Motor Co. Ltd.	2,823,659	25,071
	Indian Hotels Co. Ltd.	9,496,090	25,050
	REC Ltd.	12,464,262	24,808
	Bajaj Holdings & Investment Ltd.	381,308	24,635
	JSW Energy Ltd.	5,255,705	24,487
	Cadila Healthcare Ltd.	3,575,011	24,050
	Bosch Ltd.	105,756	23,992
	Supreme Industries Ltd.	769,368	23,968
	Bata India Ltd.	898,891	23,820
	Ramco Cements Ltd.	1,650,506	23,555
*	APL Apollo Tubes Ltd.	2,162,708	23,176
[1]	Dr Lal PathLabs Ltd.	487,856	22,915
*	Max Healthcare Institute Ltd.	5,097,126	22,597
*	Fortis Healthcare Ltd.	6,860,180	22,455
[1]	L&T Technology Services Ltd.	350,674	22,187
	Navin Fluorine International Ltd.	492,424	21,994
	LIC Housing Finance Ltd.	4,030,807	21,969
	Gujarat Gas Ltd.	2,638,531	21,949
	Steel Authority of India Ltd.	14,212,442	21,893
	United Breweries Ltd.	956,405	21,202
	ABB India Ltd.	745,183	21,129
	Manappuram Finance Ltd.	7,575,650	21,085
	Oracle Financial Services Software Ltd.	354,606	20,996
	Cummins India Ltd.	1,740,975	20,866
[1]	Indian Energy Exchange Ltd.	2,167,923	20,549
	Escorts Ltd.	977,252	20,546
*	Oberoi Realty Ltd.	1,695,843	20,522
	NMDC Ltd.	10,672,142	20,482
	Torrent Power Ltd.	3,031,611	20,285
		Shares	Market Value• ($000)
	Varun Beverages Ltd.	1,775,147	20,166
	Mahindra & Mahindra Financial Services Ltd.	8,350,502	20,087
	JK Cement Ltd.	420,934	18,667
	Cyient Ltd.	1,296,742	18,534
	Emami Ltd.	2,605,892	18,529
	Honeywell Automation India Ltd.	32,906	18,468
	Relaxo Footwears Ltd.	1,029,063	18,319
*	Bank of Baroda	13,454,578	17,579
	Kajaria Ceramics Ltd.	1,074,405	17,561
*	Adani Power Ltd.	13,042,417	17,501
	Amara Raja Batteries Ltd.	1,910,039	17,395
	Coforge Ltd.	266,470	17,376
	Carborundum Universal Ltd.	1,506,567	16,921
	Alkem Laboratories Ltd.	349,447	16,859
	Rajesh Exports Ltd.	1,961,684	16,739
*	Bharat Heavy Electricals Ltd.	18,062,817	16,513
	National Aluminium Co. Ltd.	12,660,224	16,448
	IIFL Finance Ltd.	3,779,432	16,387
	Coromandel International Ltd.	1,549,524	16,285
	Sundram Fasteners Ltd.	1,436,650	16,064
*	GMR Infrastructure Ltd.	29,210,360	15,854
*	Aditya Birla Fashion & Retail Ltd.	4,441,273	15,639
	Gujarat State Petronet Ltd.	3,804,214	15,547
*,1	RBL Bank Ltd.	6,306,471	15,275
	Tanla Platforms Ltd.	933,277	15,256
*	PVR Ltd.	675,538	15,212
*	CG Power & Industrial Solutions Ltd.	7,744,668	15,193
	AIA Engineering Ltd.	589,136	15,116
	Radico Khaitan Ltd.	997,518	14,966
	Apollo Tyres Ltd.	5,218,588	14,887
	Natco Pharma Ltd.	1,314,482	14,529
	Glenmark Pharmaceuticals Ltd.	2,118,932	14,275
*	Hindustan Zinc Ltd.	3,408,754	14,212
*	Vodafone Idea Ltd.	108,347,992	13,873

105

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Oil India Ltd.	4,572,161	13,745
	Pfizer Ltd.	203,626	13,736
	Kansai Nerolac Paints Ltd.	1,875,448	13,687
	Hatsun Agro Product Ltd.	758,301	13,588
	Birlasoft Ltd.	2,485,329	13,537
	Indiabulls Housing Finance Ltd.	4,648,061	13,509
	NHPC Ltd.	32,871,073	13,490
	Castrol India Ltd.	7,209,012	13,328
	Happiest Minds Technologies Ltd.	778,179	13,282
	Redington India Ltd.	6,872,956	13,221
	Whirlpool of India Ltd.	444,162	13,140
*	Aavas Financiers Ltd.	347,966	13,046
*	3M India Ltd.	38,152	12,970
	Central Depository Services India Ltd.	711,593	12,893
[1]	Metropolis Healthcare Ltd.	324,130	12,853
*,1	Syngene International Ltd.	1,738,022	12,569
	Polycab India Ltd.	407,106	12,316
*	Canara Bank	4,260,590	12,250
	Exide Industries Ltd.	5,225,014	12,085
	Cholamandalam Financial Holdings Ltd.	1,279,986	11,997
	Chambal Fertilizers & Chemicals Ltd.	2,409,688	11,914
	Schaeffler India Ltd.	120,469	11,907
*	Amber Enterprises India Ltd.	268,693	11,869
	Sanofi India Ltd.	104,954	11,711
	Phoenix Mills Ltd.	904,871	11,682
[1]	Nippon Life India Asset Management Ltd.	2,070,254	11,584
[1]	Endurance Technologies Ltd.	475,675	11,576
*	IDFC Ltd.	15,674,733	11,556
	City Union Bank Ltd.	5,099,370	11,482
	JB Chemicals & Pharmaceuticals Ltd.	511,713	11,476
*	Intellect Design Arena Ltd.	1,306,144	11,459
	Bayer CropScience Ltd.	169,840	11,328
		Shares	Market Value• ($000)
	Zensar Technologies Ltd.	1,802,817	11,152
*	L&T Finance Holdings Ltd.	10,138,931	11,151
	GlaxoSmithKline Pharmaceuticals Ltd.	552,415	11,094
[1]	IndiaMart InterMesh Ltd.	115,285	11,029
	SKF India Ltd.	244,190	10,865
	KPIT Technologies Ltd.	2,605,068	10,789
*	Dhani Services Ltd.	4,525,516	10,786
	Can Fin Homes Ltd.	1,279,795	10,745
	Suven Pharmaceuticals Ltd.	1,577,488	10,734
[1]	Eris Lifesciences Ltd.	976,289	10,732
	Sonata Software Ltd.	949,083	10,625
*	Gujarat Fluorochemicals Ltd.	434,934	10,566
	KEC International Ltd.	1,649,456	10,553
	Firstsource Solutions Ltd.	3,955,143	10,478
	Hindustan Aeronautics Ltd.	598,431	10,458
	CESC Ltd.	8,939,850	10,424
[1]	Quess Corp. Ltd.	897,150	10,402
	Blue Star Ltd.	796,042	10,231
	Computer Age Management Services Ltd.	253,544	10,224
	Minda Industries Ltd.	958,539	10,034
	Mahanagar Gas Ltd.	739,559	9,918
	Brigade Enterprises Ltd.	1,590,737	9,872
	Sterlite Technologies Ltd.	2,687,200	9,860
	Jubilant Pharmova Ltd. Class A	1,233,446	9,852
	JK Lakshmi Cement Ltd.	1,171,947	9,651
*	Suzlon Energy Ltd.	106,084,880	9,589
[1]	Mindspace Business Parks REIT	2,166,060	9,456
	Balaji Amines Ltd.	199,859	9,257
	Jubilant Ingrevia Ltd.	1,027,132	9,204
	Zydus Wellnes Ltd.	332,929	9,145

106

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	ICICI Securities Ltd.	922,560	9,126
*	EID Parry India Ltd.	1,465,134	8,953
	Linde India Ltd.	288,425	8,896
	Shriram City Union Finance Ltd.	306,599	8,882
*	Aditya Birla Capital Ltd.	6,833,209	8,849
	CRISIL Ltd.	235,028	8,804
	Orient Electric Ltd.	1,898,504	8,797
	Prestige Estates Projects Ltd.	1,538,734	8,784
	HFCL Ltd.	9,181,798	8,777
	Sun TV Network Ltd.	1,144,188	8,596
	Ajanta Pharma Ltd.	297,718	8,440
	Vinati Organics Ltd.	327,472	8,379
*,1	Aster DM Healthcare Ltd.	3,312,190	8,322
	Solar Industries India Ltd.	250,091	8,316
*	TeamLease Services Ltd.	138,036	8,269
	DCM Shriram Ltd.	619,929	8,209
	Gillette India Ltd.	106,818	8,054
	India Cements Ltd.	2,915,434	8,043
	Granules India Ltd.	1,932,825	8,026
*	Punjab National Bank	14,175,800	7,993
	Thermax Ltd.	432,538	7,976
*	Godrej Industries Ltd.	1,025,254	7,953
	Lakshmi Machine Works Ltd.	67,813	7,929
	Welspun India Ltd.	4,268,646	7,864
	Alkyl Amines Chemicals	161,398	7,777
*	Bajaj Electricals Ltd.	522,866	7,739
	PNC Infratech Ltd.	1,767,969	7,677
	Finolex Industries Ltd.	2,602,276	7,662
	KEI Industries Ltd.	612,534	7,482
	Rain Industries Ltd.	2,433,581	7,428
	Ratnamani Metals & Tubes Ltd.	257,317	7,369
	Balrampur Chini Mills Ltd.	1,678,182	7,353
*	Narayana Hrudayalaya Ltd.	1,050,546	7,325
*	Affle India Ltd.	516,810	7,290
	Edelweiss Financial Services Ltd.	6,868,400	7,124
	Great Eastern Shipping Co. Ltd.	1,608,191	6,933
	TTK Prestige Ltd.	47,146	6,896
	Praj Industries Ltd.	1,535,361	6,866
		Shares	Market Value• ($000)
	Vaibhav Global Ltd.	890,065	6,854
*	Indiabulls Real Estate Ltd.	3,358,082	6,832
	eClerx Services Ltd.	233,523	6,819
*	Westlife Development Ltd.	871,989	6,775
	Graphite India Ltd.	942,482	6,765
	Sumitomo Chemical India Ltd.	1,342,393	6,761
*	EIH Ltd.	3,629,037	6,748
	Timken India Ltd.	280,807	6,745
	Alembic Pharmaceuticals Ltd.	637,088	6,623
	EPL Ltd.	2,301,513	6,623
	Century Textiles & Industries Ltd.	619,407	6,479
	Motilal Oswal Financial Services Ltd.	515,866	6,330
	Infibeam Avenues Ltd.	10,335,474	6,263
*	V-Mart Retail Ltd.	114,492	6,221
*	Just Dial Ltd.	577,448	6,175
	Akzo Nobel India Ltd.	218,316	6,131
	Indian Bank	2,649,695	6,111
	Sobha Ltd.	589,426	6,070
	V-Guard Industries Ltd.	1,717,490	5,904
	HEG Ltd.	212,635	5,860
	Bombay Burmah Trading Co.	399,774	5,772
	NCC Ltd.	6,041,621	5,766
	Procter & Gamble Health Ltd.	79,145	5,734
	Rallis India Ltd.	1,599,947	5,683
*	IRB Infrastructure Developers Ltd.	1,849,471	5,609
[1]	Indian Railway Finance Corp. Ltd.	17,235,377	5,578
	Finolex Cables Ltd.	884,569	5,535
*	Reliance Power Ltd.	29,207,037	5,531
*,1	PNB Housing Finance Ltd.	848,982	5,485
[1]	Godrej Agrovet Ltd.	687,193	5,460
	Aegis Logistics Ltd.	1,916,666	5,456
	Gujarat Pipavav Port Ltd.	3,574,853	5,351
*,1	New India Assurance Co. Ltd.	2,606,300	5,314
	PTC India Ltd.	3,003,302	5,078
	KRBL Ltd.	1,307,115	4,949

107

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Mahindra CIE Automotive Ltd.	1,370,520	4,894
*	Union Bank of India	7,749,795	4,794
	Strides Pharma Science Ltd.	668,159	4,787
*	Alok Industries Ltd.	15,821,397	4,668
	NBCC India Ltd.	7,751,625	4,642
	Ceat Ltd.	271,842	4,536
*	CreditAccess Grameen Ltd.	531,545	4,466
*,1	General Insurance Corp. of India	2,498,870	4,456
	JM Financial Ltd.	3,770,204	4,438
	Avanti Feeds Ltd.	592,609	4,419
	Bajaj Consumer Care Ltd.	1,406,214	4,358
*	Bank of India	5,234,255	4,199
	Gateway Distriparks Ltd.	1,025,928	3,823
	Poly Medicure Ltd.	302,179	3,737
*	Sun Pharma Advanced Research Co. Ltd.	1,060,355	3,726
	Karur Vysya Bank Ltd.	5,618,887	3,683
*	Yes Bank Ltd.	21,002,133	3,603
[1]	Dilip Buildcon Ltd.	440,610	3,542
	AstraZeneca Pharma India Ltd.	86,982	3,496
	Vakrangee Ltd.	7,065,244	3,482
	Welspun Corp. Ltd.	1,847,989	3,307
	Jindal Saw Ltd.	2,047,039	3,180
	Symphony Ltd.	223,751	3,103
*	TV18 Broadcast Ltd.	5,500,453	3,068
	Care Ratings Ltd.	303,379	2,785
*	Wockhardt Ltd.	475,809	2,718
	Equitas Holdings Ltd.	1,536,310	2,671
	Karnataka Bank Ltd.	2,838,570	2,588
	WABCO India Ltd.	25,902	2,575
*	DCB Bank Ltd.	2,053,949	2,501
*	Mangalore Refinery & Petrochemicals Ltd.	3,787,344	2,489
	Kaveri Seed Co. Ltd.	354,789	2,475
*	Raymond Ltd.	387,920	2,377
*	Future Retail Ltd.	3,649,767	2,350
	Multi Commodity Exchange of India Ltd.	99,264	2,263
*	South Indian Bank Ltd.	16,007,364	2,005
	Engineers India Ltd.	1,814,572	1,763
		Shares	Market Value• ($000)
*	IFCI Ltd.	10,283,312	1,682
*	Hindustan Construction Co. Ltd.	9,420,683	1,192
*	Future Consumer Ltd.	10,344,782	964
	GE Power India Ltd.	196,440	761
[1]	Brookfield India Real Estate Trust	62,713	241
*,3	Amtek Auto Ltd.	472,160	17
			16,648,862
Indonesia (1.6%)
	Bank Central Asia Tbk. PT	663,490,750	350,839
	Bank Rakyat Indonesia Persero Tbk. PT	894,462,260	268,503
	Telkom Indonesia Persero Tbk. PT	643,628,052	172,033
	Bank Mandiri Persero Tbk. PT	253,180,575	128,001
	Astra International Tbk. PT	281,948,081	120,085
	Bank Negara Indonesia Persero Tbk. PT	100,989,676	49,942
	Charoen Pokphand Indonesia Tbk. PT	102,709,123	45,038
	United Tractors Tbk. PT	20,360,227	33,869
	Kalbe Farma Tbk. PT	265,365,984	29,970
	Sarana Menara Nusantara Tbk. PT	349,302,700	28,630
	Tower Bersama Infrastructure Tbk. PT	137,414,885	28,543
	Indofood Sukses Makmur Tbk. PT	60,935,708	27,352
	Semen Indonesia Persero Tbk. PT	41,484,910	26,657
	Unilever Indonesia Tbk. PT	79,039,255	24,673
	Barito Pacific Tbk. PT	349,415,650	23,120
	Indah Kiat Pulp & Paper Tbk. PT	35,015,168	20,952
	Adaro Energy Tbk. PT	170,752,979	20,226
	Aneka Tambang Tbk.	119,416,810	19,762
	Indofood CBP Sukses Makmur Tbk. PT	31,455,547	19,529
	Indocement Tunggal Prakarsa Tbk. PT	19,748,601	16,486

108

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Perusahaan Gas Negara Tbk. PT	150,004,179	15,999
	Ciputra Development Tbk. PT	196,250,850	14,906
	Gudang Garam Tbk. PT	6,135,830	14,536
*	Pakuwon Jati Tbk. PT	352,471,867	12,475
*	Summarecon Agung Tbk. PT	191,908,908	12,418
*	Surya Citra Media Tbk. PT	412,946,655	12,250
	Mitra Keluarga Karyasehat Tbk. PT	75,733,300	12,191
	Japfa Comfeed Indonesia Tbk. PT	98,273,200	12,004
	XL Axiata Tbk. PT	51,370,098	11,186
*	Smartfren Telecom Tbk. PT	1,297,016,500	9,904
	Bukit Asam Tbk. PT	51,050,044	9,662
	Vale Indonesia Tbk. PT	27,185,247	9,317
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,775,600	9,297
	Ace Hardware Indonesia Tbk. PT	92,891,956	9,257
*	Jasa Marga Persero Tbk. PT	30,445,604	9,037
*	Bumi Serpong Damai Tbk. PT	114,845,401	9,015
	Bank BTPN Syariah Tbk. PT	32,837,600	8,831
*	Lippo Karawaci Tbk. PT	825,285,488	8,632
	Hanjaya Mandala Sampoerna Tbk. PT	110,141,974	8,059
*	Bank Rakyat Indonesia Agroniaga Tbk. PT	52,484,200	7,818
	Indo Tambangraya Megah Tbk. PT	5,038,680	7,681
	BFI Finance Indonesia Tbk. PT	93,975,300	6,971
	Mayora Indah Tbk. PT	40,570,500	6,725
	AKR Corporindo Tbk. PT	22,157,425	6,685
*	Indosat Tbk. PT	13,532,700	6,612
*	Matahari Department Store Tbk. PT	30,406,367	6,549
*	Bank Tabungan Negara Persero Tbk. PT	50,224,738	6,317
*	Mitra Adiperkasa Tbk. PT	98,246,126	6,109
		Shares	Market Value• ($000)
*	Bank Syariah Indonesia Tbk. PT	40,014,287	5,961
*	Bank Bukopin Tbk. PT	177,295,600	5,365
*	Medco Energi Internasional Tbk. PT	123,101,542	4,947
	Media Nusantara Citra Tbk. PT	67,013,424	4,262
*	Timah Tbk. PT	35,634,874	4,006
	Astra Agro Lestari Tbk. PT	5,273,013	3,998
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	3,706
*	Wijaya Karya Persero Tbk. PT	41,029,470	3,614
*	Waskita Karya Persero Tbk. PT	55,410,398	3,602
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	33,538,499	3,375
*	Bank Pan Indonesia Tbk. PT	50,780,400	2,830
*	Panin Financial Tbk. PT	217,571,731	2,803
*	PP Persero Tbk. PT	32,052,095	2,733
*	Alam Sutera Realty Tbk. PT	164,634,154	2,118
*	Ramayana Lestari Sentosa Tbk. PT	39,045,066	2,040
*	Krakatau Steel Persero Tbk. PT	51,028,346	1,894
*	Surya Semesta Internusa Tbk. PT	51,470,798	1,812
*	Adhi Karya Persero Tbk. PT	24,013,406	1,783
*,3	Trada Alam Minera Tbk. PT	487,603,966	1,721
*	Kresna Graha Investama Tbk. PT	181,775,948	1,362
*	Global Mediacom Tbk. PT	59,516,703	1,133
	Bank Danamon Indonesia Tbk. PT	4,776,700	908
*	Totalindo Eka Persada Tbk. PT	37,987,296	134
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	53
			1,790,813
Kuwait (0.8%)
	National Bank of Kuwait SAKP	93,169,359	306,349
	Kuwait Finance House KSCP	60,802,171	168,043

109

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Ahli United Bank BSC	83,472,446	81,196
	Mobile Telecommunications Co. KSCP	28,204,772	55,858
	Agility Public Warehousing Co. KSC	16,735,371	55,619
*	Boubyan Bank KSCP	13,635,460	35,399
	Mabanee Co. KPSC	8,021,484	20,961
	Gulf Bank KSCP	22,314,068	18,242
	Boubyan Petrochemicals Co. KSCP	5,460,427	16,664
	Humansoft Holding Co. KSC	1,333,717	14,793
*	National Industries Group Holding SAK	14,807,998	13,464
*	Warba Bank KSCP	12,139,443	11,365
	Qurain Petrochemical Industries Co.	7,131,438	8,970
	Burgan Bank SAK	9,431,457	7,455
*	Kuwait International Bank KSCP	7,862,041	5,843
*	Alimtiaz Investment Group KSC	10,182,693	4,562
	Kuwait Projects Co. Holding KSCP	7,680,180	3,751
*	Integrated Holding Co. KCSC	2,276,334	2,826
	Kuwait Projects Co. Holding KSCP Rights	2,511,418	59
			831,419
Malaysia (2.0%)
	Public Bank Bhd.	212,443,590	214,026
	Malayan Banking Bhd.	82,166,612	159,828
	Tenaga Nasional Bhd.	53,201,451	124,111
	CIMB Group Holdings Bhd.	97,098,108	122,512
	Petronas Chemicals Group Bhd.	39,072,712	82,043
	Press Metal Aluminium Holdings Bhd.	52,286,840	70,280
	IHH Healthcare Bhd.	41,793,655	65,977
	Axiata Group Bhd.	60,887,249	58,180
	DiGi.Com Bhd.	50,234,133	51,409
		Shares	Market Value• ($000)
	Sime Darby Plantation Bhd.	50,389,179	48,859
	Top Glove Corp. Bhd.	73,683,690	48,387
	Dialog Group Bhd.	63,784,760	43,617
	IOI Corp. Bhd.	45,277,790	42,968
	Maxis Bhd.	37,708,660	42,562
	PPB Group Bhd.	9,239,260	40,557
	Genting Bhd.	31,684,024	39,658
	MISC Bhd.	23,133,296	39,571
	Hong Leong Bank Bhd.	8,640,172	39,278
	Kuala Lumpur Kepong Bhd.	6,629,092	34,640
	Petronas Gas Bhd.	7,373,863	29,834
	Inari Amertron Bhd.	31,816,800	29,806
	Hartalega Holdings Bhd.	20,766,310	29,438
	RHB Bank Bhd.	21,197,000	28,601
	Sime Darby Bhd.	51,080,036	28,036
	Genting Malaysia Bhd.	34,896,437	26,738
	Nestle Malaysia Bhd.	787,357	25,579
*	Gamuda Bhd.	31,788,217	24,888
	Telekom Malaysia Bhd.	16,578,778	23,174
	Petronas Dagangan Bhd.	4,602,907	22,633
*	AMMB Holdings Bhd.	26,791,945	21,742
	IJM Corp. Bhd.	46,437,134	20,792
*	Malaysia Airports Holdings Bhd.	12,532,830	19,601
	HAP Seng Consolidated Bhd.	9,229,200	17,485
	QL Resources Bhd.	13,676,630	16,692
	Westports Holdings Bhd.	15,254,501	16,472
	My EG Services Bhd.	62,282,900	15,669
	TIME dotCom Bhd.	13,922,700	15,191
	Bursa Malaysia Bhd.	7,628,300	13,826
	Frontken Corp. Bhd.	14,956,450	13,801
	Hong Leong Financial Group Bhd.	3,049,141	13,510
	Malaysian Pacific Industries Bhd.	1,156,300	13,337
	VS Industry Bhd.	34,854,900	13,319
[1]	MR DIY Group M Bhd.	13,568,100	12,367
	D&O Green Technologies Bhd.	8,708,500	11,885
	Pentamaster Corp. Bhd.	8,762,050	11,356

110

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Carlsberg Brewery Malaysia Bhd.	2,045,200	10,956
	Alliance Bank Malaysia Bhd.	16,102,717	10,691
	Heineken Malaysia Bhd.	1,890,200	10,501
	Supermax Corp. Bhd.	22,647,512	10,495
	Kossan Rubber Industries Bhd.	18,289,400	10,444
	IGB REIT	24,630,470	9,991
	Sunway Bhd.	22,030,245	9,478
	Yinson Holdings Bhd.	6,667,900	9,427
	KPJ Healthcare Bhd.	32,898,600	9,048
	YTL Corp. Bhd.	58,893,950	8,967
	Sunway REIT	24,876,900	8,786
	Scientex Bhd.	7,777,200	8,761
	Fraser & Neave Holdings Bhd.	1,329,500	8,703
	Sime Darby Property Bhd.	49,532,542	8,681
	ViTrox Corp. Bhd.	1,791,604	8,511
	Genting Plantations Bhd.	4,579,200	8,075
	IOI Properties Group Bhd.	25,410,680	7,867
	British American Tobacco Malaysia Bhd.	1,929,034	7,041
	Axis REIT	15,251,500	7,037
	Malakoff Corp. Bhd.	34,285,300	6,705
*	SP Setia Bhd. Group	17,561,845	6,611
	Berjaya Sports Toto Bhd.	11,568,943	5,812
	UWC Bhd.	3,870,100	5,757
*	AirAsia Group Bhd.	20,384,358	5,722
	Mega First Corp. Bhd.	6,492,100	5,649
*	Bumi Armada Bhd.	45,234,728	5,552
	Magnum Bhd.	10,469,155	5,459
	Astro Malaysia Holdings Bhd.	21,222,673	5,107
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	5,107
	DRB-Hicom Bhd.	12,096,400	4,820
	AEON Credit Service M Bhd.	1,407,100	4,758
	Malaysia Building Society Bhd.	29,435,100	4,555
	Padini Holdings Bhd.	4,938,237	3,746
*	Sapura Energy Bhd.	144,428,622	3,497
		Shares	Market Value• ($000)
	Bermaz Auto Bhd.	8,565,500	3,349
	Syarikat Takaful Malaysia Keluarga Bhd.	3,375,300	3,237
	Malaysian Resources Corp. Bhd.	29,404,100	2,915
*	Berjaya Corp. Bhd.	46,389,396	2,857
	Leong Hup International Bhd.	16,617,600	2,626
	Cahya Mata Sarawak Bhd.	7,274,600	2,517
	FGV Holdings Bhd.	5,597,000	2,030
*	Velesto Energy Bhd.	50,233,127	1,938
	UMW Holdings Bhd.	2,271,600	1,870
*	WCT Holdings Bhd.	11,980,664	1,798
[3]	Serba Dinamik Holdings Bhd.	20,562,438	1,733
*	UEM Sunrise Bhd.	17,439,200	1,664
	YTL Power International Bhd.	5,983,067	1,019
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	373
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	322
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	75
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	74
			2,166,949
Mexico (2.2%)
	America Movil SAB de CV	407,822,035	363,490
	Grupo Financiero Banorte SAB de CV	39,651,898	251,050
	Wal-Mart de Mexico SAB de CV	71,279,137	248,618
	Fomento Economico Mexicano SAB de CV	25,073,710	206,138
	Grupo Mexico SAB de CV Class B	43,439,543	190,570
*	Cemex SAB de CV	203,625,617	130,950
	Grupo Bimbo SAB de CV Class A	30,927,742	91,545
	Grupo Televisa SAB	32,431,411	65,846

111

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Elektra SAB de CV	810,897	62,269
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,939,158	62,263
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,779,616	56,055
	Fibra Uno Administracion SA de CV	41,386,202	41,129
	Coca-Cola Femsa SAB de CV	7,217,659	38,896
	Orbia Advance Corp. SAB de CV	14,404,875	37,440
	Arca Continental SAB de CV	6,097,015	37,175
	Gruma SAB de CV Class B	2,808,287	32,976
*	Grupo Financiero Inbursa SAB de CV	28,024,161	28,136
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,892,668	23,489
*	Industrias Penoles SAB de CV	1,757,722	22,538
	Grupo Carso SAB de CV	6,632,942	22,311
	Promotora y Operadora de Infraestructura SAB de CV	3,010,884	22,141
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,023,204	20,051
	Kimberly-Clark de Mexico SAB de CV Class A	12,294,262	19,449
	Alfa SAB de CV Class A	25,472,311	18,447
[1]	Banco del Bajio SA	9,812,018	18,420
	Becle SAB de CV	7,662,418	17,515
	GCC SAB de CV	2,343,407	17,432
	Regional SAB de CV	3,256,808	17,036
	PLA Administradora Industrial S de RL de CV	12,001,254	16,812
	Telesites SAB de CV	18,024,867	16,442
	Corp. Inmobiliaria Vesta SAB de CV	8,702,312	15,149
*	Alsea SAB de CV	7,167,217	15,046
		Shares	Market Value• ($000)
	Prologis Property Mexico SA de CV	6,204,927	14,283
	Grupo Comercial Chedraui SA de CV	6,948,208	13,702
	Bolsa Mexicana de Valores SAB de CV	7,079,575	13,562
	La Comer SAB de CV	7,440,831	13,423
[1]	Macquarie Mexico Real Estate Management SA de CV	10,716,347	12,784
	El Puerto de Liverpool SAB de CV	2,782,339	12,310
	Qualitas Controladora SAB de CV	2,520,252	11,675
*,1	Grupo Traxion SAB de CV	6,451,523	11,159
*	Genomma Lab Internacional SAB de CV Class B	11,533,851	11,036
	Megacable Holdings SAB de CV	3,497,713	10,306
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,491,854	9,541
*	Gentera SAB de CV	14,201,144	8,498
	Industrias Bachoco SAB de CV Class B	2,266,241	8,038
*,1	Nemak SAB de CV	29,179,252	6,732
	Alpek SAB de CV Class A	5,055,420	5,535
	Grupo Herdez SAB de CV	2,994,827	5,507
*	Unifin Financiera SAB de CV	2,787,008	4,280
*	Axtel SAB de CV	18,070,586	4,108
	Concentradora Fibra Danhos SA de CV	3,159,946	3,819
*	Grupo Rotoplas SAB de CV	2,433,945	3,361
*	Credito Real SAB de CV SOFOM ER	3,237,767	1,631
*,3	Empresas ICA SAB de CV	104,678	8
			2,412,122
Pakistan (0.1%)
*	Lucky Cement Ltd.	2,661,202	12,029

112

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	MCB Bank Ltd.	7,877,368	7,551
	Habib Bank Ltd.	9,964,461	7,342
	Engro Corp. Ltd.	4,434,856	7,337
	Hub Power Co. Ltd.	14,191,423	6,301
	TRG Pakistan	8,597,408	6,011
	Pakistan State Oil Co. Ltd.	5,133,566	5,708
	United Bank Ltd.	6,500,682	5,312
	Bank Alfalah Ltd.	23,204,387	4,929
	Pakistan Oilfields Ltd.	2,112,545	4,725
	Oil & Gas Development Co. Ltd.	9,059,889	4,510
	Pakistan Petroleum Ltd.	9,772,177	4,330
	Fauji Fertilizer Co. Ltd.	5,750,862	3,456
	Searle Co. Ltd.	1,835,208	1,910
*	National Bank of Pakistan	8,941,200	1,793
	Nishat Mills Ltd.	2,814,900	1,487
	Millat Tractors Ltd.	252,066	1,313
	SUI Northern Gas Pipeline	5,506,800	1,269
	Kot Addu Power Co. Ltd.	7,660,721	1,253
	DG Khan Cement Co. Ltd.	1,918,420	986
*	SUI Southern Gas Co. Ltd.	13,074,531	793
	Engro Fertilizers Ltd.	1,522,741	635
			90,980
Philippines (0.9%)
	SM Investments Corp.	6,642,717	127,205
	SM Prime Holdings Inc.	125,666,578	82,665
	Ayala Land Inc.	111,445,527	77,621
	Ayala Corp.	4,488,875	76,921
	BDO Unibank Inc.	26,862,479	66,114
	International Container Terminal Services Inc.	15,251,321	54,450
	JG Summit Holdings Inc.	41,655,618	49,745
	Bank of the Philippine Islands	24,874,388	42,916
	PLDT Inc.	1,244,874	40,666
	Universal Robina Corp.	12,374,031	33,929
	Jollibee Foods Corp.	5,549,319	25,898
	Globe Telecom Inc.	407,557	24,208
	Metropolitan Bank & Trust Co.	24,240,685	22,927
		Shares	Market Value• ($000)
	Manila Electric Co.	3,796,703	21,631
	AC Energy Corp.	72,451,000	17,661
	GT Capital Holdings Inc.	1,438,132	16,137
	Metro Pacific Investments Corp.	205,611,379	15,310
	Aboitiz Power Corp.	21,745,229	13,878
	San Miguel Food & Beverage Inc.	9,076,400	13,675
	Security Bank Corp.	5,666,154	13,595
	Puregold Price Club Inc.	14,598,792	12,232
	Wilcon Depot Inc.	19,050,100	11,787
	Robinsons Retail Holdings Inc.	9,430,681	11,641
	Alliance Global Group Inc.	55,480,667	11,465
*	Converge Information & Communications Technology Solutions Inc.	17,845,800	11,284
	San Miguel Corp.	4,355,110	10,085
	Megaworld Corp.	162,443,303	9,897
	Robinsons Land Corp.	28,157,907	9,519
	DMCI Holdings Inc.	54,780,197	8,630
*	Manila Water Co. Inc.	15,509,628	8,145
	Century Pacific Food Inc.	13,546,587	7,604
	Semirara Mining & Power Corp. Class A	14,339,528	7,393
	LT Group Inc.	35,154,950	7,018
*	Bloomberry Resorts Corp.	47,719,249	6,441
	D&L Industries Inc.	28,594,290	4,785
	First Gen Corp.	7,560,785	4,516
	Nickel Asia Corp.	40,091,703	4,364
	Vista Land & Lifescapes Inc.	53,845,600	4,032
*	Cebu Air Inc.	2,539,953	2,232
*,1	CEMEX Holdings Philippines Inc.	80,382,544	1,976
	Filinvest Land Inc.	30,946,000	707
			992,905
Poland (0.0%)
*,3	CAPITEA SA	245,053	230
Qatar (0.8%)
	Qatar National Bank QPSC	60,231,857	339,372
	Industries Qatar QSC	21,770,024	94,858

113

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qatar Islamic Bank SAQ	15,615,788	79,060
	Masraf Al Rayan QSC	50,421,570	66,104
	Commercial Bank PSQC	27,481,559	46,208
	Mesaieed Petrochemical Holding Co.	60,212,962	39,781
	Qatar Gas Transport Co. Ltd.	37,242,771	33,307
	Qatar Fuel QSC	6,514,976	32,912
	Qatar Electricity & Water Co. QSC	6,498,770	30,035
	Qatar International Islamic Bank QSC	10,221,004	27,477
	Ooredoo QPSC	11,960,972	22,774
	Barwa Real Estate Co.	25,999,917	22,542
	Qatar Aluminum Manufacturing Co.	37,884,977	19,784
	Doha Bank QPSC	20,611,978	16,313
*	Qatar Insurance Co. SAQ	23,058,085	15,563
	United Development Co. QSC	24,513,420	10,480
	Vodafone Qatar QSC	20,862,055	9,284
*	Ezdan Holding Group QSC	21,378,331	9,092
	Al Meera Consumer Goods Co. QSC	1,342,490	7,223
*	Gulf International Services QSC	13,399,528	6,779
	Medicare Group	1,907,307	4,437
			933,385
Romania (0.1%)
	Banca Transilvania SA	61,551,017	36,126
	OMV Petrom SA	123,069,302	14,186
	Societatea Nationala Nuclearelectrica SA	535,004	5,392
	Teraplast SA	10,497,795	2,673
			58,377
Russia (3.4%)
	Gazprom PJSC	144,264,229	710,838
	Sberbank of Russia PJSC	140,548,532	707,071
	LUKOIL PJSC	5,244,044	535,165
	Novatek PJSC	10,258,967	260,490
	MMC Norilsk Nickel PJSC	380,327	118,726
	Novatek PJSC GDR	439,304	111,526
		Shares	Market Value• ($000)
	MMC Norilsk Nickel PJSC ADR	2,836,366	88,639
	Tatneft PJSC ADR	1,881,548	86,045
	Tatneft PJSC	10,152,380	77,579
	Rosneft Oil Co. PJSC GDR	8,504,243	75,713
	Rosneft Oil Co. PJSC	7,499,415	67,375
	Surgutneftegas PJSC Preference Shares	110,965,123	60,446
	Alrosa PJSC	34,056,240	60,127
	Magnit PJSC GDR	3,182,533	58,964
	Mobile TeleSystems PJSC ADR	6,119,116	56,235
	Severstal PAO	2,401,603	54,579
	Polyus PJSC GDR	523,471	51,751
	VTB Bank PJSC	68,488,233,072	51,159
	Moscow Exchange MICEX-RTS PJSC	20,660,968	50,715
	Transneft PJSC Preference Shares	21,982	47,173
	Novolipetsk Steel PJSC GDR	1,189,254	37,584
*	United Co. RUSAL International PJSC	35,496,710	36,058
	PhosAgro PJSC GDR	1,451,373	34,723
	Inter RAO UES PJSC	497,967,170	33,758
	Magnit PJSC	326,590	29,805
	Magnitogorsk Iron & Steel Works PJSC	28,533,947	26,664
[2]	Surgutneftegas PJSC ADR	5,447,865	26,022
	Polyus PJSC	117,468	23,279
	Surgutneftegas PJSC	41,925,149	20,173
	RusHydro PJSC	1,657,671,418	19,025
*	Credit Bank of Moscow PJSC	176,163,100	17,780
	Rostelecom PJSC	11,792,928	15,508
[1]	Detsky Mir PJSC	7,640,251	14,768
	Sistema PJSFC GDR	1,934,593	14,669
	Novolipetsk Steel PJSC	4,261,817	13,454
*	Aeroflot PJSC	13,666,219	13,259
	Federal Grid Co. Unified Energy System PJSC	4,151,604,717	10,867
	ROSSETI PJSC	442,793,584	8,701
	Samolet Group	106,994	7,414
	Unipro PJSC	175,999,198	6,776
*	Mechel PJSC	2,989,465	6,153

114

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tatneft PJSC Preference Shares	855,515	5,890
	Raspadskaya OJSC	910,080	5,541
	Severstal PAO GDR	206,805	4,728
	Bashneft PJSC Preference Shares	290,151	4,681
	Mosenergo PJSC	135,072,554	4,276
	Rosseti Lenenergo PJSC Preference Shares	1,549,766	3,848
	Sovcomflot PJSC	3,140,632	3,776
	Mechel PJSC Preference Shares	899,940	3,766
	LSR Group PJSC Class A	322,692	3,392
	M.Video PJSC	386,160	3,213
	OGK-2 PJSC	302,841,880	2,992
	TGC-1 PJSC	10,414,590,345	1,633
*	ENEL RUSSIA PJSC	126,293,000	1,531
*	Mechel PJSC ADR	164,675	692
	PhosAgro PJSC	4,808	380
	Bank St. Petersburg PJSC	248,146	318
	Novorossiysk Commercial Sea Port PJSC	1,163,450	127
	IDGC of Centre & Volga Region PJSC	21,532,404	81
	Cherkizovo Group PJSC	729	36
			3,797,657
Saudi Arabia (3.6%)
	Al Rajhi Bank	16,753,231	619,760
	Saudi National Bank	30,019,060	526,976
[1]	Saudi Arabian Oil Co.	34,731,464	349,652
	Saudi Basic Industries Corp.	9,261,759	319,220
	Saudi Telecom Co.	6,545,486	204,472
	Riyad Bank	16,602,330	130,707
*	Saudi Arabian Mining Co.	5,545,486	120,905
	SABIC Agri-Nutrients Co.	2,578,748	113,150
	Saudi British Bank	12,196,283	107,782
	Alinma Bank	13,622,321	91,462
	Banque Saudi Fransi	8,012,464	90,187
	Saudi Electricity Co.	10,895,146	82,885
	Yanbu National Petrochemical Co.	3,035,363	61,675
		Shares	Market Value• ($000)
	Sahara International Petrochemical Co.	5,064,161	59,469
*	Saudi Kayan Petrochemical Co.	10,566,590	57,521
*	Bank AlBilad	5,052,010	56,904
	Dr Sulaiman Al Habib Medical Services Group Co.	1,181,392	52,264
	Almarai Co. JSC	3,435,479	48,443
	Arab National Bank	7,593,226	46,653
	Jarir Marketing Co.	809,543	43,779
	Etihad Etisalat Co.	5,046,019	40,682
	Savola Group	3,511,964	34,259
	Saudi Industrial Investment Group	3,199,904	32,343
*	National Industrialization Co.	4,745,044	31,583
	Bupa Arabia for Cooperative Insurance Co.	795,435	30,701
	Advanced Petrochemical Co.	1,527,134	30,347
	Bank Al-Jazira	5,563,459	28,520
	Mouwasat Medical Services Co.	576,770	27,727
*	Rabigh Refining & Petrochemical Co.	2,993,301	22,826
	National Petrochemical Co.	1,734,536	22,291
*	Mobile Telecommunications Co. Saudi Arabia	5,904,833	21,373
*	Emaar Economic City	6,072,588	20,541
*	Saudi Research & Media Group	437,649	19,724
*	International Co. For Water & Power Projects	1,002,983	19,092
	Southern Province Cement Co.	983,741	18,767
	Abdullah Al Othaim Markets Co.	603,171	18,591
	Co. for Cooperative Insurance	796,397	18,284
*	Dar Al Arkan Real Estate Development Co.	6,047,664	15,961
*	Arabian Internet & Communications Services Co.	296,228	15,748
	Arabian Centres Co. Ltd.	2,298,088	15,645
	United Electronics Co.	411,678	15,461

115

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Saudi Cement Co.	927,435	14,650
*	Saudi Airlines Catering Co.	557,061	14,118
	Qassim Cement Co.	602,483	13,093
*	Saudi Ground Services Co.	1,212,772	12,052
*	Seera Group Holding	1,943,651	11,993
	Yanbu Cement Co.	1,134,868	11,609
*	Yamama Cement Co.	1,428,750	10,551
	BinDawood Holding Co.	371,772	10,335
	Aldrees Petroleum & Transport Services Co.	504,340	9,948
	Saudia Dairy & Foodstuff Co.	218,489	9,567
	Dallah Healthcare Co.	487,374	9,443
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	9,345
	Al Hammadi Co. for Development & Investment	820,416	9,263
	Leejam Sports Co. JSC	302,826	9,165
	Saudi Ceramic Co.	600,852	8,722
	Eastern Province Cement Co.	610,308	7,801
	National Gas & Industrialization Co.	465,005	7,320
	Jadwa REIT Saudi Fund	1,824,211	7,104
*	Saudi Real Estate Co.	1,168,835	6,964
	Arabian Cement Co.	665,600	6,925
*	National Agriculture Development Co.	701,651	6,640
	United International Transportation Co.	476,695	6,393
	City Cement Co.	989,247	6,388
*	Saudi Public Transport Co.	911,818	5,873
	Najran Cement Co.	1,165,955	5,869
	Arriyadh Development Co.	825,510	5,858
	Astra Industrial Group	491,756	5,660
	Northern Region Cement Co.	1,425,266	5,653
		Shares	Market Value• ($000)
	Saudi Chemical Co. Holding	550,457	5,565
*	Aseer Trading Tourism & Manufacturing Co.	844,387	5,132
	National Medical Care Co.	303,331	4,923
	Bawan Co.	445,710	4,713
	Herfy Food Services Co.	266,997	4,664
*	Fawaz Abdulaziz Al Hokair & Co.	906,592	4,649
*	Dur Hospitality Co.	458,183	4,367
*	Zamil Industrial Investment Co.	459,729	4,346
*	Methanol Chemicals Co.	424,890	4,031
*	Middle East Healthcare Co.	386,483	3,832
*	Al Jouf Cement Co.	1,049,330	3,357
*	Tabuk Cement Co.	643,569	3,264
*	Mediterranean & Gulf Insurance & Reinsurance Co.	439,347	2,731
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	454,560	2,684
	Hail Cement Co.	511,027	2,014
			3,992,906
South Africa (3.7%)
	Naspers Ltd.	2,901,815	491,433
	FirstRand Ltd.	67,491,316	256,378
*	MTN Group Ltd.	24,633,198	220,889
	Standard Bank Group Ltd.	17,522,931	155,278
	Impala Platinum Holdings Ltd.	11,090,043	143,531
[2]	Sibanye Stillwater Ltd.	39,763,406	139,162
*	Sasol Ltd.	7,640,973	128,338
	Capitec Bank Holdings Ltd.	1,135,608	126,867
	Gold Fields Ltd.	11,985,071	111,368
	AngloGold Ashanti Ltd.	5,742,605	105,944
[2]	Bid Corp. Ltd.	4,630,159	99,239
	Sanlam Ltd.	24,116,864	99,061
	Absa Group Ltd.	9,610,897	87,917
	Aspen Pharmacare Holdings Ltd.	5,355,569	85,082
	Anglo American Platinum Ltd.	816,791	82,757
	Shoprite Holdings Ltd.	6,815,959	80,901
*	Northam Platinum Holdings Ltd.	4,772,937	71,477

116

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Vodacom Group Ltd.	7,896,008	69,917
	Old Mutual Ltd.	62,687,874	64,036
	Clicks Group Ltd.	3,437,818	62,871
	Remgro Ltd.	7,077,647	62,407
[2]	Bidvest Group Ltd.	4,714,612	59,033
	Nedbank Group Ltd.	4,861,149	55,393
*	Discovery Ltd.	5,611,381	51,480
	MultiChoice Group	5,779,950	45,964
	Mr Price Group Ltd.	3,510,554	45,815
[2]	Woolworths Holdings Ltd.	12,210,372	42,981
[2]	Growthpoint Properties Ltd.	46,321,855	39,206
	NEPI Rockcastle plc	5,847,940	39,094
*	Foschini Group Ltd.	4,381,862	37,160
	Exxaro Resources Ltd.	3,313,518	36,352
	SPAR Group Ltd.	2,797,157	35,715
	Reinet Investments SCA	1,960,184	35,433
*,1	Pepkor Holdings Ltd.	20,606,045	32,490
*	Life Healthcare Group Holdings Ltd.	18,800,298	29,772
[2]	Rand Merchant Investment Holdings Ltd.	10,396,589	27,816
	Tiger Brands Ltd.	2,179,871	27,595
	Harmony Gold Mining Co. Ltd.	7,374,110	26,466
[2]	AVI Ltd.	4,654,495	24,117
*	Sappi Ltd.	7,374,913	22,654
*	Redefine Properties Ltd.	76,363,779	22,520
	Kumba Iron Ore Ltd.	732,555	22,292
	Barloworld Ltd.	2,627,096	22,063
*	Netcare Ltd.	19,507,036	21,593
	Transaction Capital Ltd.	7,462,496	21,520
	Pick n Pay Stores Ltd.	5,145,794	20,029
	Truworths International Ltd.	5,593,542	19,721
	African Rainbow Minerals Ltd.	1,460,582	19,502
	Investec Ltd.	3,861,585	17,779
	Resilient REIT Ltd.	4,435,113	16,235
	Royal Bafokeng Platinum Ltd.	2,249,749	16,117
	Momentum Metropolitan Holdings	12,033,449	15,453
		Shares	Market Value• ($000)
	Fortress REIT Ltd. Class A (XJSE)	17,223,160	15,026
	Motus Holdings Ltd.	2,243,109	14,967
*	Telkom SA SOC Ltd.	3,936,674	13,101
	Coronation Fund Managers Ltd.	3,858,776	12,825
*	Distell Group Holdings Ltd.	1,037,255	12,431
	AECI Ltd.	1,648,403	12,239
[2]	PSG Group Ltd.	2,185,026	10,947
[2]	Equites Property Fund Ltd.	7,810,146	10,409
[1]	Dis-Chem Pharmacies Ltd.	4,977,147	10,389
	KAP Industrial Holdings Ltd.	33,010,075	10,158
	Imperial Logistics Ltd.	2,475,568	10,110
	Santam Ltd.	604,192	10,047
[2]	Super Group Ltd.	4,782,258	10,005
	Vukile Property Fund Ltd.	12,410,070	9,901
*,2	Steinhoff International Holdings NV (XJSE)	59,519,552	9,372
	Advtech Ltd.	7,329,448	9,207
	Omnia Holdings Ltd.	2,222,784	9,197
*	Liberty Holdings Ltd.	1,520,501	8,978
	JSE Ltd.	1,252,168	8,761
*	Thungela Resources Ltd.	1,725,737	8,208
	Reunert Ltd.	2,378,511	7,858
[2]	Hyprop Investments Ltd.	3,942,083	7,652
[2]	Irongate Group	6,136,659	7,495
	MAS Real Estate Inc.	5,602,006	6,597
	DataTec Ltd.	2,421,219	6,593
	Ninety One Ltd.	1,801,858	6,222
	Astral Foods Ltd.	535,740	6,196
*	Massmart Holdings Ltd.	1,360,236	5,581
	Investec Property Fund Ltd.	7,527,582	5,235
	DRDGOLD Ltd.	5,809,115	5,158
*	Famous Brands Ltd.	1,029,846	4,980
*	Sun International Ltd.	2,350,287	4,948
	Raubex Group Ltd.	2,286,937	4,889
*	EPP NV	6,202,151	4,864
[2]	SA Corporate Real Estate Ltd.	34,506,381	4,824

117

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Cashbuild Ltd.	271,351	4,735
*	Tsogo Sun Gaming Ltd.	5,730,043	4,624
	Wilson Bayly Holmes-Ovcon Ltd.	615,686	4,280
*	Attacq Ltd.	9,912,267	4,229
*	Long4Life Ltd.	10,499,295	4,120
	Hudaco Industries Ltd.	383,847	3,452
*	Blue Label Telecoms Ltd.	8,442,071	3,065
*,2	Brait plc	10,744,448	2,997
*	Hosken Consolidated Investments Ltd.	622,421	2,943
*	Curro Holdings Ltd.	3,526,773	2,846
	Zeder Investments Ltd.	13,001,432	2,700
	Altron Ltd. Class A	3,383,202	2,430
	Alexander Forbes Group Holdings Ltd.	8,424,381	2,415
*	Fortress REIT Ltd. Class B (XJSE)	12,883,024	2,067
	Emira Property Fund Ltd.	3,150,782	1,942
	Adcock Ingram Holdings Ltd.	125,714	402
*	Steinhoff International Holdings NV (XETR)	1,075,902	170
			4,049,000
Taiwan (18.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	256,043,285	5,433,318
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,728,753	1,674,659
	MediaTek Inc.	20,274,630	667,293
	Hon Hai Precision Industry Co. Ltd.	163,687,761	631,890
	Fubon Financial Holding Co. Ltd.	114,569,033	302,855
	Delta Electronics Inc.	29,770,356	262,794
	Formosa Plastics Corp.	66,746,057	258,538
	Nan Ya Plastics Corp.	77,353,819	237,388
	Cathay Financial Holding Co. Ltd.	113,472,826	236,533
	CTBC Financial Holding Co. Ltd.	250,284,062	209,002
		Shares	Market Value• ($000)
	United Microelectronics Corp.	99,621,270	206,811
	China Steel Corp.	168,765,308	203,473
	Mega Financial Holding Co. Ltd.	149,319,503	179,443
	Chailease Holding Co. Ltd.	18,303,096	175,299
	ASE Technology Holding Co. Ltd.	47,121,723	168,555
	E.Sun Financial Holding Co. Ltd.	174,332,816	166,579
	Uni-President Enterprises Corp.	65,919,868	158,137
	Yuanta Financial Holding Co. Ltd.	160,423,210	142,597
	Silergy Corp.	842,890	139,250
	Formosa Chemicals & Fibre Corp.	46,509,449	134,956
	Taiwan Cement Corp.	72,162,753	125,219
	Asustek Computer Inc.	9,777,937	124,315
[2]	United Microelectronics Corp. ADR	12,023,058	123,477
	Unimicron Technology Corp.	17,798,979	122,009
	Chunghwa Telecom Co. Ltd.	30,498,663	121,026
	Realtek Semiconductor Corp.	6,519,959	117,279
	First Financial Holding Co. Ltd.	139,850,513	115,141
	Taiwan Cooperative Financial Holding Co. Ltd.	132,939,992	108,090
	Largan Precision Co. Ltd.	1,404,076	104,631
	Quanta Computer Inc.	36,445,200	102,393
	Evergreen Marine Corp. Taiwan Ltd.	28,452,897	102,393
	Yageo Corp.	6,384,169	99,923
	Hua Nan Financial Holdings Co. Ltd.	134,360,790	98,384
	Taishin Financial Holding Co. Ltd.	148,791,135	97,681
	China Development Financial Holding Corp.	190,353,653	97,295
	Hotai Motor Co. Ltd.	4,341,154	95,593
	Novatek Microelectronics Corp.	5,738,560	86,072
	Chunghwa Telecom Co. Ltd. ADR	2,038,730	80,530

118

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Globalwafers Co. Ltd.	2,887,810	79,236
*	Yang Ming Marine Transport Corp.	22,604,725	78,909
	eMemory Technology Inc.	941,100	78,173
	President Chain Store Corp.	7,666,449	77,485
	Taiwan Mobile Co. Ltd.	21,659,941	76,399
	Advantech Co. Ltd.	5,694,361	74,471
	SinoPac Financial Holdings Co. Ltd.	144,161,618	73,420
	Innolux Corp.	119,177,372	71,689
	Win Semiconductors Corp.	5,552,519	71,663
	Shanghai Commercial & Savings Bank Ltd.	44,775,350	70,909
	AU Optronics Corp.	101,720,549	69,905
	Pegatron Corp.	27,780,213	68,007
	Formosa Petrochemical Corp.	18,675,977	67,239
	Lite-On Technology Corp.	29,489,084	65,076
	Accton Technology Corp.	7,332,610	64,108
	Vanguard International Semiconductor Corp.	12,268,640	63,929
	Wan Hai Lines Ltd.	10,999,606	63,458
	Airtac International Group	2,100,830	62,861
	Shin Kong Financial Holding Co. Ltd.	172,486,288	60,790
	Parade Technologies Ltd.	943,290	60,766
	Eclat Textile Co. Ltd.	2,712,209	59,270
	Catcher Technology Co. Ltd.	9,932,956	57,595
	Far Eastern New Century Corp.	53,979,963	56,536
	Ruentex Development Co. Ltd.	21,848,778	55,761
	momo.com Inc.	851,600	54,877
	Asia Cement Corp.	32,939,510	52,465
	Chang Hwa Commercial Bank Ltd.	88,277,373	52,129
	Sino-American Silicon Products Inc.	7,457,742	51,083
		Shares	Market Value• ($000)
	Compal Electronics Inc.	57,669,900	50,753
	Nan Ya Printed Circuit Board Corp.	2,849,521	50,420
	Giant Manufacturing Co. Ltd.	4,234,423	49,180
	Micro-Star International Co. Ltd.	9,635,200	48,624
	Feng TAY Enterprise Co. Ltd.	6,044,132	47,030
	ASPEED Technology Inc.	458,010	45,945
	Far EasTone Telecommunications Co. Ltd.	20,746,035	45,650
	Pou Chen Corp.	36,732,021	45,049
	Hiwin Technologies Corp.	3,759,313	41,863
	E Ink Holdings Inc.	12,587,440	41,730
	Wistron Corp.	38,820,535	40,798
	Walsin Lihwa Corp.	43,625,405	40,753
	Voltronic Power Technology Corp.	694,325	40,663
	Inventec Corp.	41,505,966	39,697
	Winbond Electronics Corp.	41,369,452	39,224
*	Oneness Biotech Co. Ltd.	4,039,000	38,124
	Foxconn Technology Co. Ltd.	15,334,663	38,075
*	Walsin Technology Corp.	6,987,521	38,040
	Acer Inc.	40,339,897	37,757
	WPG Holdings Ltd.	19,983,720	37,332
	Wiwynn Corp.	1,137,280	36,433
	Chroma ATE Inc.	5,565,280	36,343
	Elite Material Co. Ltd.	4,185,156	36,245
	Synnex Technology International Corp.	18,430,800	35,711
	Macronix International Co. Ltd.	25,136,737	35,565
	Merida Industry Co. Ltd.	3,354,526	34,942
	Alchip Technologies Ltd.	923,463	34,302
	Kinsus Interconnect Technology Corp.	3,803,530	33,473
*	TA Chen Stainless Pipe	20,519,775	32,470

119

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Powertech Technology Inc.	9,054,550	31,771
	Cheng Shin Rubber Industry Co. Ltd.	25,843,095	31,718
	AP Memory Technology Corp.	1,600,120	31,128
	ASMedia Technology Inc.	528,857	30,998
	Zhen Ding Technology Holding Ltd.	8,867,710	30,709
	Phison Electronics Corp.	2,150,080	30,317
	Lien Hwa Industrial Holdings Corp.	15,070,970	30,263
	Ruentex Industries Ltd.	7,724,068	30,141
	Taiwan High Speed Rail Corp.	28,254,912	29,526
	China Life Insurance Co. Ltd.	28,026,063	29,295
	Tripod Technology Corp.	6,781,040	28,721
	Gigabyte Technology Co. Ltd.	6,908,850	28,055
	Teco Electric & Machinery Co. Ltd.	25,110,320	27,276
	Taiwan Fertilizer Co. Ltd.	10,662,186	26,074
	Nien Made Enterprise Co. Ltd.	1,873,560	25,748
	Nanya Technology Corp.	10,598,878	25,413
	ITEQ Corp.	5,483,357	25,381
	Simplo Technology Co. Ltd.	2,346,310	25,278
	Global Unichip Corp.	1,168,960	25,228
	Taiwan Business Bank	73,596,414	25,037
	Chicony Electronics Co. Ltd.	8,678,458	24,816
*	HTC Corp.	10,393,301	24,561
	Elan Microelectronics Corp.	3,997,870	24,069
	Makalot Industrial Co. Ltd.	2,700,808	23,571
	Compeq Manufacturing Co. Ltd.	16,055,760	23,365
	IBF Financial Holdings Co. Ltd.	40,701,870	23,283
	Sinbon Electronics Co. Ltd.	2,782,475	23,023
*	China Airlines Ltd.	36,621,146	22,677
		Shares	Market Value• ($000)
	Qisda Corp.	20,266,620	22,642
*	Episil Technologies Inc.	4,098,149	22,545
*	Eva Airways Corp.	33,161,760	22,507
	Taiwan Glass Industry Corp.	22,427,290	22,105
	Highwealth Construction Corp.	13,475,321	21,759
	King Yuan Electronics Co. Ltd.	14,876,280	21,346
	ENNOSTAR Inc.	8,072,297	21,243
	YFY Inc.	17,616,703	20,309
	Radiant Opto-Electronics Corp.	5,759,751	20,180
	Faraday Technology Corp.	2,733,000	19,836
	Lotes Co. Ltd.	948,737	19,767
	Pan Jit International Inc.	4,864,740	19,721
	Tong Hsing Electronic Industries Ltd.	2,053,453	19,557
	King's Town Bank Co. Ltd.	13,001,184	19,413
	Poya International Co. Ltd.	1,048,779	18,785
	Great Wall Enterprise Co. Ltd.	9,675,406	18,678
	Eternal Materials Co. Ltd.	14,052,630	18,630
	International Games System Co. Ltd.	719,300	18,529
*	China Petrochemical Development Corp.	42,320,730	18,441
	Chipbond Technology Corp.	7,806,630	18,121
	Elite Semiconductor Microelectronics Technology Inc.	3,483,000	17,909
	Tung Ho Steel Enterprise Corp.	12,211,660	17,751
	Genius Electronic Optical Co. Ltd.	1,129,299	17,410
	Taiwan Surface Mounting Technology Corp.	4,310,110	17,391
*	Medigen Vaccine Biologics Corp.	2,006,732	17,269
	Wafer Works Corp.	7,234,103	16,780

120

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Taichung Commercial Bank Co. Ltd.	38,351,568	16,488
*	FLEXium Interconnect Inc.	4,679,990	16,214
	Cheng Loong Corp.	13,016,230	15,946
	HannStar Display Corp.	31,350,193	15,940
	Visual Photonics Epitaxy Co. Ltd.	3,073,960	15,604
	Capital Securities Corp.	28,586,773	15,603
*	Yieh Phui Enterprise Co. Ltd.	17,387,928	15,535
	Bizlink Holding Inc.	1,677,128	15,503
	Formosa Taffeta Co. Ltd.	14,328,632	15,469
	Goldsun Building Materials Co. Ltd.	16,656,415	15,423
	USI Corp.	12,431,861	15,400
	Fitipower Integrated Technology Inc.	1,997,375	15,332
	Wisdom Marine Lines Co. Ltd.	6,496,155	15,291
	Yulon Finance Corp.	2,501,537	15,177
	FocalTech Systems Co. Ltd.	2,628,482	15,151
	TXC Corp.	4,094,630	15,133
*	United Renewable Energy Co. Ltd.	17,433,629	15,018
	Jentech Precision Industrial Co. Ltd.	1,118,570	14,878
	Ardentec Corp.	6,842,522	14,662
	Chung Hung Steel Corp.	11,616,000	14,656
	Shinkong Synthetic Fibers Corp.	21,376,400	14,502
	Nan Kang Rubber Tire Co. Ltd.	10,057,390	14,468
	Nantex Industry Co. Ltd.	4,909,000	14,433
	Mitac Holdings Corp.	13,337,901	13,804
	Taiwan Secom Co. Ltd.	3,811,876	13,785
	United Integrated Services Co. Ltd.	2,073,800	13,711
	ChipMOS Technologies Inc.	8,196,148	13,629
	King Slide Works Co. Ltd.	883,000	13,569
	Advanced Energy Solution Holding Co. Ltd.	300,000	13,229
	CTCI Corp.	9,989,510	13,090
		Shares	Market Value• ($000)
	Sitronix Technology Corp.	1,344,070	12,905
	Tainan Spinning Co. Ltd.	15,521,000	12,705
*	Microbio Co. Ltd.	5,571,183	12,658
	Feng Hsin Steel Co. Ltd.	4,458,200	12,538
	SDI Corp.	2,095,236	12,530
	Far Eastern Department Stores Ltd.	15,516,878	12,337
	Taiwan Union Technology Corp.	3,575,052	12,327
	Standard Foods Corp.	6,586,603	12,278
	Wistron NeWeb Corp.	4,368,787	12,198
	Yulon Motor Co. Ltd.	8,077,444	11,977
	Grand Pacific Petrochemical	12,133,304	11,808
	TCI Co. Ltd.	1,450,549	11,789
	Gold Circuit Electronics Ltd.	4,918,090	11,782
	Solar Applied Materials Technology Corp.	6,491,607	11,702
	Coretronic Corp.	5,581,900	11,554
	U-Ming Marine Transport Corp.	6,064,108	11,500
	Center Laboratories Inc.	4,802,011	11,486
	AU Optronics Corp. ADR	1,674,810	11,440
	Run Long Construction Co. Ltd.	5,268,412	11,350
	TSRC Corp.	9,778,940	11,280
	Hota Industrial Manufacturing Co. Ltd.	3,307,178	11,188
	Asia Vital Components Co. Ltd.	3,741,890	11,182
	President Securities Corp.	13,724,241	11,180
	Fusheng Precision Co. Ltd.	1,641,920	11,146
	RichWave Technology Corp.	1,066,800	11,093
	WT Microelectronics Co. Ltd.	4,886,651	11,041
	Sigurd Microelectronics Corp.	5,209,546	11,011
	Advanced Wireless Semiconductor Co.	1,894,266	10,923

121

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	EirGenix Inc.	2,792,868	10,900
*	Asia Optical Co. Inc.	3,398,260	10,850
	Taiwan Mask Corp.	3,757,272	10,798
	XinTec Inc.	2,182,225	10,660
	Taiwan Paiho Ltd.	3,411,140	10,623
	Huaku Development Co. Ltd.	3,212,200	10,508
	General Interface Solution Holding Ltd.	2,998,070	10,493
	Getac Holdings Corp.	5,501,420	10,362
	Farglory Land Development Co. Ltd.	4,280,550	10,345
	Clevo Co.	8,329,000	10,325
	Greatek Electronics Inc.	3,577,000	10,249
	Via Technologies Inc.	4,581,620	10,243
*	RDC Semiconductor Co. Ltd.	714,000	10,235
	UPC Technology Corp.	12,298,041	10,232
	Far Eastern International Bank	27,170,465	10,219
	Transcend Information Inc.	4,192,069	10,188
	Longchen Paper & Packaging Co. Ltd.	11,677,606	10,121
	Everlight Electronics Co. Ltd.	5,645,410	10,082
	Pegavision Corp.	511,000	10,032
	Charoen Pokphand Enterprise	3,449,676	9,924
	Supreme Electronics Co. Ltd.	6,127,375	9,905
	International CSRC Investment Holdings Co.	11,289,270	9,764
	Kenda Rubber Industrial Co. Ltd.	8,700,000	9,582
	Taiwan Semiconductor Co. Ltd.	3,261,290	9,581
*	Oriental Union Chemical Corp.	11,053,582	9,507
*	PharmaEssentia Corp.	2,710,091	9,467
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,039,650	9,465
	Shares	Market Value• ($000)
Chilisin Electronics Corp.	3,036,851	9,421
Arcadyan Technology Corp.	2,457,219	9,294
China Steel Chemical Corp.	2,053,000	9,125
Primax Electronics Ltd.	4,839,940	8,983
Holy Stone Enterprise Co. Ltd.	2,089,793	8,888
China Motor Corp.	3,556,844	8,861
Cleanaway Co. Ltd.	1,146,000	8,823
Century Iron & Steel Industrial Co. Ltd.	2,163,000	8,812
Topco Scientific Co. Ltd.	1,755,342	8,724
Sanyang Motor Co. Ltd.	8,924,330	8,697
ADATA Technology Co. Ltd.	2,841,000	8,513
Merry Electronics Co. Ltd.	2,874,999	8,505
Advanced Ceramic X Corp.	683,105	8,462
Wah Lee Industrial Corp.	2,753,194	8,434
Grape King Bio Ltd.	1,437,529	8,379
Sercomm Corp.	3,634,600	8,332
Cheng Uei Precision Industry Co. Ltd.	5,958,673	8,284
Apex International Co. Ltd.	2,945,000	8,281
Pixart Imaging Inc.	1,451,680	8,250
Tong Yang Industry Co. Ltd.	6,625,350	8,055
Gudeng Precision Industrial Co. Ltd.	909,517	7,969
Andes Technology Corp.	435,000	7,913
China General Plastics Corp.	5,855,926	7,828
Holtek Semiconductor Inc.	2,105,483	7,825
Kinpo Electronics	16,670,670	7,799
Universal Vision Biotechnology Co. Ltd.	668,000	7,653
TTY Biopharm Co. Ltd.	3,065,160	7,581
Taiwan Cogeneration Corp.	5,401,850	7,432
Prince Housing & Development Corp.	15,547,270	7,418

122

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Sporton International Inc.	906,631	7,366
	Pan-International Industrial Corp.	5,036,000	7,360
	Foxsemicon Integrated Technology Inc.	996,642	7,356
	Hsin Kuang Steel Co. Ltd.	3,518,000	7,353
	AcBel Polytech Inc.	5,891,000	7,342
	China Man-Made Fiber Corp.	20,023,016	7,325
	Chung-Hsin Electric & Machinery Manufacturing Corp.	4,893,000	7,257
	Adimmune Corp.	4,581,825	7,240
	Co-Tech Development Corp.	2,676,000	7,227
	Chong Hong Construction Co. Ltd.	2,691,000	7,142
	TPK Holding Co. Ltd.	4,633,288	7,087
	Sensortek Technology Corp.	336,000	7,021
	Sunplus Technology Co. Ltd.	5,218,000	6,961
	Asia Polymer Corp.	4,913,340	6,920
	Kindom Development Co. Ltd.	5,000,600	6,903
	Chunghwa Precision Test Tech Co. Ltd.	240,153	6,875
	Dynapack International Technology Corp.	1,986,000	6,868
*	OBI Pharma Inc.	1,779,917	6,825
	Hannstar Board Corp.	4,527,685	6,800
	Taiwan Sakura Corp.	2,695,000	6,787
*	Shihlin Paper Corp.	2,724,433	6,728
	Shin Zu Shing Co. Ltd.	1,863,853	6,687
	Global Mixed Mode Technology Inc.	824,000	6,679
	OptoTech Corp.	4,291,987	6,642
	Hotai Finance Co. Ltd.	2,074,000	6,588
	St. Shine Optical Co. Ltd.	620,000	6,586
	Silicon Integrated Systems Corp.	7,635,819	6,570
	PChome Online Inc.	1,257,873	6,566
		Shares	Market Value• ($000)
*	Etron Technology Inc.	3,059,960	6,564
*	Taiwan TEA Corp.	8,730,000	6,554
	Cub Elecparts Inc.	1,063,008	6,545
	Ta Ya Electric Wire & Cable	7,335,045	6,534
	Nan Pao Resins Chemical Co. Ltd.	1,286,000	6,439
*	AmTRAN Technology Co. Ltd.	10,137,000	6,433
	Sunny Friend Environmental Technology Co. Ltd.	896,000	6,428
	Tung Thih Electronic Co. Ltd.	871,000	6,324
	Thinking Electronic Industrial Co. Ltd.	1,029,000	6,303
	Systex Corp.	2,013,000	6,250
*	TaiMed Biologics Inc.	2,576,090	6,203
	Taiwan PCB Techvest Co. Ltd.	3,656,000	6,175
	Mercuries & Associates Holding Ltd.	7,372,824	6,145
	BES Engineering Corp.	19,381,000	6,131
	T3EX Global Holdings Corp.	1,314,000	6,103
	LandMark Optoelectronics Corp.	945,470	6,085
	Evergreen International Storage & Transport Corp.	6,222,000	6,076
*	Mercuries Life Insurance Co. Ltd.	18,253,494	6,020
	YC INOX Co. Ltd.	5,299,800	6,011
*	Orient Semiconductor Electronics Ltd.	6,664,792	5,963
	KMC Kuei Meng International Inc.	816,000	5,945
	Chicony Power Technology Co. Ltd.	2,364,000	5,935
	D-Link Corp.	8,020,000	5,915
*	TSEC Corp.	4,883,000	5,864
	Taiwan FamilyMart Co. Ltd.	628,000	5,846
*	Federal Corp.	5,954,040	5,759
	ITE Technology Inc.	1,519,000	5,697
	Chang Wah Electromaterials Inc.	4,683,000	5,697

123

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Chlitina Holding Ltd.	661,000	5,674
	Sonix Technology Co. Ltd.	1,824,000	5,643
	Dimerco Express Corp.	1,817,199	5,639
	Test Research Inc.	2,789,660	5,614
	Weltrend Semiconductor	1,901,567	5,557
*	First Steamship Co. Ltd.	11,925,968	5,502
	Fulgent Sun International Holding Co. Ltd.	1,455,893	5,399
	Innodisk Corp.	775,200	5,357
*	Unitech Printed Circuit Board Corp.	8,173,880	5,331
*	Phihong Technology Co. Ltd.	4,014,000	5,322
	AURAS Technology Co. Ltd.	919,000	5,284
	Cathay Real Estate Development Co. Ltd.	7,517,984	5,273
	Hu Lane Associate Inc.	1,078,300	5,221
	TaiDoc Technology Corp.	829,000	5,217
	Fittech Co. Ltd.	688,491	5,211
	Everlight Chemical Industrial Corp.	5,648,200	5,207
	Chin-Poon Industrial Co. Ltd.	4,806,890	5,177
	Darfon Electronics Corp.	3,410,000	5,128
*	Asia Pacific Telecom Co. Ltd.	17,233,352	5,095
	Chun Yuan Steel Industry Co. Ltd.	6,190,000	5,058
*	Career Technology MFG. Co. Ltd.	5,544,721	5,001
*	CSBC Corp. Taiwan	6,349,119	4,984
*	Unizyx Holding Corp.	4,418,000	4,962
	Aten International Co. Ltd.	1,629,740	4,949
	Topkey Corp.	1,059,000	4,935
	Wei Chuan Foods Corp.	5,921,600	4,871
	Sampo Corp.	4,557,800	4,854
	Kaimei Electronic Corp.	1,544,000	4,837
	Ennoconn Corp.	729,316	4,835
	Lung Yen Life Service Corp.	2,978,000	4,818
	Nichidenbo Corp.	2,615,460	4,747
		Shares	Market Value• ($000)
	Ho Tung Chemical Corp.	12,634,459	4,733
	Taiwan Styrene Monomer	7,236,050	4,726
	Ginko International Co. Ltd.	648,900	4,710
	Soft-World International Corp.	1,457,653	4,709
*	Adlink Technology Inc.	1,932,895	4,665
	Ton Yi Industrial Corp.	9,910,000	4,646
	Motech Industries Inc.	4,012,574	4,641
	Gourmet Master Co. Ltd.	981,469	4,632
	Chia Hsin Cement Corp.	6,370,000	4,629
	Flytech Technology Co. Ltd.	1,757,650	4,605
	Kinik Co.	1,670,000	4,541
	Hung Sheng Construction Ltd.	5,211,464	4,523
*	Lealea Enterprise Co. Ltd.	10,857,930	4,516
	YungShin Global Holding Corp.	2,884,000	4,514
*	CMC Magnetics Corp.	14,093,950	4,476
	Xxentria Technology Materials Corp.	1,840,000	4,473
	Egis Technology Inc.	934,100	4,449
	Gemtek Technology Corp.	4,455,000	4,390
	Formosa Sumco Technology Corp.	764,000	4,343
	Wowprime Corp.	821,000	4,260
	CyberTAN Technology Inc.	4,414,000	4,210
*	Chung Hwa Pulp Corp.	5,252,000	4,204
	Chief Telecom Inc.	408,000	4,188
	Namchow Holdings Co. Ltd.	2,384,000	4,146
	Radium Life Tech Co. Ltd.	10,880,760	4,117
	Gloria Material Technology Corp.	5,366,640	4,099
*	Jih Sun Financial Holdings Co. Ltd.	8,732,000	4,086
	China Metal Products	3,517,000	4,050
	Kung Long Batteries Industrial Co. Ltd.	797,000	4,044

124

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Formosa International Hotels Corp.	751,000	4,017
	Rexon Industrial Corp. Ltd.	1,658,525	3,995
	Lotus Pharmaceutical Co. Ltd.	1,176,000	3,975
	Acter Group Corp. Ltd.	595,416	3,975
	Sunonwealth Electric Machine Industry Co. Ltd.	2,865,000	3,973
	Global Brands Manufacture Ltd.	3,108,680	3,966
	Test Rite International Co. Ltd.	4,499,000	3,917
	Altek Corp.	2,882,000	3,906
	Speed Tech Corp.	1,273,000	3,894
	Sinyi Realty Inc.	3,241,000	3,883
*	Li Peng Enterprise Co. Ltd.	9,936,000	3,712
	Shin Foong Specialty & Applied Materials Co. Ltd.	563,200	3,678
	Sincere Navigation Corp.	3,656,240	3,652
	Depo Auto Parts Ind Co. Ltd.	1,799,000	3,639
	Gamania Digital Entertainment Co. Ltd.	1,744,916	3,628
	Syncmold Enterprise Corp.	1,417,500	3,601
*	Shining Building Business Co. Ltd.	9,003,638	3,593
	Kuo Yang Construction Co. Ltd.	4,150,900	3,584
*	Machvision Inc.	416,306	3,516
*	Ambassador Hotel	3,221,000	3,510
*	Firich Enterprises Co. Ltd.	2,985,378	3,454
	Taiflex Scientific Co. Ltd.	1,971,920	3,386
	Swancor Holding Co. Ltd.	953,000	3,383
*	Lingsen Precision Industries Ltd.	3,717,000	3,378
	Elite Advanced Laser Corp.	1,666,349	3,348
	ScinoPharm Taiwan Ltd.	3,739,576	3,334
	Formosan Rubber Group Inc.	4,084,135	3,314
	Tyntek Corp.	3,436,000	3,243
		Shares	Market Value• ($000)
	Advanced International Multitech Co. Ltd.	1,105,000	3,146
*	Ritek Corp.	8,822,489	3,107
	TA-I Technology Co. Ltd.	1,349,750	3,089
*	Roo Hsing Co. Ltd.	10,143,000	3,082
	Zeng Hsing Industrial Co. Ltd.	561,000	3,078
*	Brogent Technologies Inc.	665,792	3,031
	Johnson Health Tech Co. Ltd.	1,439,000	3,022
	HannsTouch Solution Inc.	7,036,115	3,013
	Yulon Nissan Motor Co. Ltd.	322,188	2,942
	Nidec Chaun-Choung Technology Corp.	488,000	2,941
	Nan Liu Enterprise Co. Ltd.	659,000	2,920
	Quanta Storage Inc.	2,078,000	2,897
	Rich Development Co. Ltd.	8,788,000	2,895
	Bioteque Corp.	733,000	2,891
*	Medigen Biotechnology Corp.	1,470,000	2,883
	Bank of Kaohsiung Co. Ltd.	6,944,257	2,812
	KEE TAI Properties Co. Ltd.	5,952,000	2,810
	Elitegroup Computer Systems Co. Ltd.	3,293,000	2,807
	Dynamic Electronics Co. Ltd.	3,705,533	2,804
	China Chemical & Pharmaceutical Co. Ltd.	3,501,000	2,783
	Cyberlink Corp.	841,674	2,742
	Huang Hsiang Construction Corp.	2,080,000	2,733
	Yeong Guan Energy Technology Group Co. Ltd.	1,182,180	2,727
*	Gigastorage Corp.	3,024,953	2,726
	Dyaco International Inc.	1,153,000	2,696
	Posiflex Technology Inc.	787,764	2,580
	Rechi Precision Co. Ltd.	3,808,000	2,557
	Alpha Networks Inc.	2,610,772	2,536

125

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hong Pu Real Estate Development Co. Ltd.	3,153,000	2,468
	IEI Integration Corp.	1,546,920	2,466
	PharmaEngine Inc.	1,112,457	2,362
*	Darwin Precisions Corp.	5,857,900	2,350
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	2,312
	Kuo Toong International Co. Ltd.	2,995,514	2,311
	FSP Technology Inc.	1,548,120	2,258
	Gigasolar Materials Corp.	298,000	2,177
	Ichia Technologies Inc.	3,652,000	2,134
*	Savior Lifetec Corp.	2,857,325	2,101
	WUS Printed Circuit Co. Ltd.	2,013,156	2,056
	Basso Industry Corp.	1,277,000	1,977
	Globe Union Industrial Corp.	3,543,000	1,960
*	Newmax Technology Co. Ltd.	1,301,000	1,929
	Taiyen Biotech Co. Ltd.	1,596,000	1,892
*	AGV Products Corp.	5,064,370	1,852
	Sheng Yu Steel Co. Ltd.	1,532,000	1,839
*	ALI Corp.	1,718,275	1,759
	TYC Brother Industrial Co. Ltd.	2,422,000	1,740
	Concraft Holding Co. Ltd.	848,492	1,731
*	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,725
	Iron Force Industrial Co. Ltd.	680,000	1,719
*	Infortrend Technology Inc.	3,282,000	1,693
*	Zinwell Corp.	2,356,000	1,671
	Jess-Link Products Co. Ltd.	1,279,750	1,620
	China Electric Manufacturing Corp.	3,879,180	1,612
	Toung Loong Textile Manufacturing	1,156,000	1,476
	GeneReach Biotechnology Corp.	438,565	1,258
		Shares	Market Value• ($000)
*,3	Pharmally International Holding Co. Ltd.	612,856	1,247
	Senao International Co. Ltd.	1,046,000	1,199
*	Ability Enterprise Co. Ltd.	1,695,491	1,193
	Vivotek Inc.	351,349	935
*	Li Cheng Enterprise Co. Ltd.	1,305,996	914
	CHC Healthcare Group	674,899	892
	L&K Engineering Co. Ltd.	845,000	889
*,3	Unity Opto Technology Co. Ltd.	5,295,000	784
*	Taiwan Land Development Corp.	3,593,970	439
	Continental Holdings Corp.	412,000	374
	O-Bank Co. Ltd.	480,000	135
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	E-Ton Solar Tech Co. Ltd.	843,673	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*,3	Ta Ya Electric Wire & Cable Rights Exp. 11/10/21	267,965	—
			19,982,224
Thailand (2.5%)
	PTT PCL (Foreign)	192,962,215	220,936
	CP ALL PCL (Foreign)	70,902,721	136,988
	Siam Commercial Bank PCL (Foreign)	34,550,990	131,369
	Airports of Thailand PCL (Foreign)	59,863,744	116,663
	Bangkok Dusit Medical Services PCL (Foreign)	123,064,345	87,270
	Advanced Info Service PCL (Foreign)	14,987,106	85,469
	Siam Cement PCL NVDR	6,822,296	81,211
	Kasikornbank PCL (Foreign)	17,495,635	74,586

126

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Gulf Energy Development PCL (Foreign)	55,446,215	72,370
	PTT Exploration & Production PCL (Foreign)	19,013,384	67,257
	Central Pattana PCL (Foreign)	35,677,424	63,844
	Siam Cement PCL (Foreign)	4,832,388	57,524
	PTT Global Chemical PCL (Foreign)	30,083,379	56,933
*	Minor International PCL (Foreign)	57,089,920	56,388
	Delta Electronics Thailand PCL (Foreign)	4,124,500	51,778
	Intouch Holdings PCL (Foreign)	19,422,600	44,062
	Energy Absolute PCL (Foreign)	21,314,996	42,157
	Central Retail Corp. PCL (Foreign)	37,332,200	39,158
	Charoen Pokphand Foods PCL (Foreign)	50,611,417	38,532
	Home Product Center PCL (Foreign)	82,524,784	36,367
	BTS Group Holdings PCL (Foreign)	119,595,335	34,437
	Indorama Ventures PCL (Foreign)	26,355,635	33,456
	KCE Electronics PCL (Foreign)	12,518,114	32,866
	Bangkok Expressway & Metro PCL (Foreign)	116,696,222	31,674
[2]	SCG Packaging PCL (Foreign)	15,545,500	30,113
	Digital Telecommunications Infrastructure Fund	74,343,613	30,032
	PTT Oil & Retail Business PCL (Foreign)	35,107,200	29,135
	Bangkok Bank PCL NVDR	7,849,800	29,050
[2]	Krungthai Card PCL (Foreign)	16,446,031	28,674
[2]	Banpu PCL (Foreign)	79,510,873	27,306
[2]	Global Power Synergy PCL (Foreign)	10,357,140	24,372
		Shares	Market Value• ($000)
	Thai Oil PCL (Foreign)	14,127,355	23,707
	Land & Houses PCL NVDR	90,722,380	23,144
	Bumrungrad Hospital PCL (Foreign)	5,192,674	22,806
	Thai Union Group PCL (Foreign)	35,918,479	22,622
	Electricity Generating PCL (Foreign)	3,974,011	21,417
	Krung Thai Bank PCL (Foreign)	61,215,396	21,248
	TMBThanachart Bank PCL (Foreign)	581,249,600	20,371
[2]	IRPC PCL (Foreign)	152,323,114	19,734
	Hana Microelectronics PCL (Foreign)	7,946,783	19,197
[2]	Com7 PCL (Foreign)	8,233,200	17,839
	Muangthai Capital PCL (Foreign)	9,579,445	17,523
	True Corp. PCL (Foreign)	140,794,988	17,234
	Srisawad Corp. PCL (Foreign)	8,861,903	17,134
[2]	Osotspa PCL (Foreign)	16,981,300	16,781
	Jasmine Broadband Internet Infrastructure Fund	53,094,637	16,326
	Tisco Financial Group PCL (Foreign)	5,720,968	15,919
[2]	Berli Jucker PCL (Foreign)	14,987,490	15,272
[2]	Carabao Group PCL (Foreign)	4,024,705	15,060
	Ratch Group PCL NVDR	10,979,168	15,056
[2]	Bangkok Commercial Asset Management PCL (Foreign)	25,802,400	14,796
*,2	CPN Retail Growth Leasehold REIT	22,706,600	14,668
	Supalai PCL (Foreign)	20,458,085	14,431
[2]	Siam Global House PCL (Foreign)	22,916,035	14,127
[2]	Kasikornbank PCL NVDR	3,163,075	13,485
*	Asset World Corp. PCL (Foreign)	97,652,300	13,470

127

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	B Grimm Power PCL (Foreign)	10,219,947	13,103
	Kiatnakin Phatra Bank PCL (Foreign)	7,094,270	12,852
[2]	Bangchak Corp. PCL (Foreign)	15,064,666	12,482
	Bangkok Bank PCL (Foreign)	3,257,641	12,056
[2]	Sri Trang Gloves Thailand PCL (Foreign)	13,050,500	11,998
[2]	WHA Corp. PCL (Foreign)	114,087,306	11,644
[2]	VGI PCL (Foreign)	57,175,784	11,492
[2]	Sri Trang Agro-Industry PCL (Foreign)	11,576,461	11,347
[2]	Total Access Communication PCL NVDR	9,083,845	10,475
	Jay Mart PCL (Foreign)	8,145,900	10,211
	Thanachart Capital PCL (Foreign)	9,551,156	10,161
[2]	CH Karnchang PCL (Foreign)	14,388,263	9,469
[2]	Gunkul Engineering PCL (Foreign)	55,721,566	9,086
[2]	Chularat Hospital PCL (Foreign)	78,979,346	9,072
	Tisco Financial Group PCL NVDR	3,244,993	9,030
	AP Thailand PCL (Foreign)	33,561,842	8,959
*,2	Central Plaza Hotel PCL (Foreign)	8,156,313	8,864
	Mega Lifesciences PCL (Foreign)	6,050,800	8,503
[2]	Dohome PCL (Foreign)	11,490,500	8,296
	AEON Thana Sinsap Thailand PCL (Foreign)	1,446,800	8,180
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	18,629,263	7,766
[2]	CK Power PCL (Foreign)	50,749,372	7,750
	JMT Network Services PCL (Foreign)	5,056,063	7,451
[2]	TOA Paint Thailand PCL (Foreign)	7,445,934	7,415
[2]	TQM Corp. PCL (Foreign)	2,331,400	7,381
		Shares	Market Value• ($000)
	Bangkok Chain Hospital PCL (Foreign)	11,922,945	7,311
[2]	Thonburi Healthcare Group PCL (Foreign)	7,067,070	7,194
	Krung Thai Bank PCL NVDR	19,542,000	6,783
[2]	Thoresen Thai Agencies PCL (Foreign)	19,162,387	6,715
	WHA Premium Growth Freehold & Leasehold REIT	16,824,300	6,693
	Thailand Future Fund	27,916,700	6,569
	TTW PCL (Foreign)	18,606,234	6,561
[2]	Sansiri PCL (Foreign)	167,685,306	6,390
[2]	Siam Makro PCL (Foreign)	4,375,900	6,339
[2]	Quality Houses PCL (Foreign)	90,618,151	6,284
	Tipco Asphalt PCL (Foreign)	11,009,530	6,079
*	Star Petroleum Refining PCL (Foreign)	19,042,868	6,020
[2]	Siam City Cement PCL (Foreign)	1,154,106	5,896
[2]	Bangkok Life Assurance PCL (Foreign)	6,428,814	5,773
[2]	Amata Corp. PCL (Foreign)	9,318,623	5,741
	Bangkok Land PCL (Foreign)	170,463,378	5,656
*	Major Cineplex Group PCL (Foreign)	8,632,997	5,550
*	BTS Rail Mass Transit Growth Infrastructure Fund	38,833,573	5,364
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	5,098
[2]	Thai Vegetable Oil PCL (Foreign)	5,413,811	5,094
[2]	Super Energy Corp. PCL (Foreign)	173,390,819	5,071
	Kerry Express Thailand PCL (Foreign)	4,344,100	4,981
	Intouch Holdings PCL NVDR	2,153,100	4,884
	TPI Polene PCL (Foreign)	94,560,561	4,876

128

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*,2	Esso Thailand PCL (Foreign)	19,735,773	4,725
*	BEC World PCL (Foreign)	12,675,827	4,674
[2]	Jasmine International PCL (Foreign)	52,586,055	4,540
[2]	Precious Shipping PCL (Foreign)	8,194,263	4,488
[2]	Banpu Power PCL (Foreign)	7,956,139	4,200
*,2	STARK Corp. PCL (Foreign)	30,226,700	4,011
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	3,762
[2]	BCPG PCL (Foreign)	9,515,142	3,760
*	Pruksa Real Estate PCL (Foreign)	11,775,000	3,673
	TPI Polene Power PCL (Foreign)	28,678,800	3,665
	Pruksa Holding PCL (Foreign)	8,560,530	3,559
[2]	Plan B Media PCL (Foreign)	17,440,500	3,377
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	3,234
[2]	Thaifoods Group PCL (Foreign)	24,111,275	3,183
[2]	MK Restaurants Group PCL (Foreign)	1,889,900	3,123
*	Bangkok Airways PCL (Foreign)	8,886,424	3,111
*,2	U City PCL (Foreign)	57,031,569	3,080
	Siam Commercial Bank PCL NVDR	786,320	2,990
[2]	PTG Energy PCL (Foreign)	6,034,746	2,840
[2]	Thaicom PCL (Foreign)	8,311,185	2,732
	SPCG PCL (Foreign)	4,865,704	2,609
	Origin Property PCL (Foreign)	7,239,219	2,467
[2]	IMPACT Growth REIT	4,086,000	2,436
[2]	GFPT PCL (Foreign)	6,838,096	2,394
*	MBK PCL (Foreign)	5,498,662	2,322
	Workpoint Entertainment PCL (Foreign)	3,113,234	2,123
*	Banpu PCL Warrants Exp. 9/30/22	12,251,813	1,901
[2]	LPN Development PCL (Foreign)	12,230,497	1,838
		Shares	Market Value• ($000)
*,2	Unique Engineering & Construction PCL (Foreign)	7,464,209	1,508
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,473
	Univentures PCL (Foreign)	11,781,451	1,447
[2]	Taokaenoi Food & Marketing PCL (Foreign)	7,187,081	1,433
*	Banpu PCL Warrants Exp. 9/30/23	11,833,218	1,205
*	Samart Corp. PCL (Foreign)	6,186,920	1,174
	Cal-Comp Electronics Thailand PCL (Foreign)	12,849,822	1,016
[2]	Ratch Group PCL (Foreign)	704,104	966
	Land & Houses PCL (Foreign)	3,759,100	959
*	BTS Group Holdings PCL Warrants Exp. 9/5/22	5,914,697	255
[2]	Maybank Kim Eng Securities Thailand PCL (Foreign)	563,800	209
*	MBK PCL Warrants Exp. 10/25/22	219,946	73
*,3	WHA Premium Growth Freehold & Leasehold REIT Rights Exp. 11/18/21	1,986,949	18
	Bangkok Life Assurance PCL	577	—
*	Minor International PCL Warrants Exp. 5/5/23	1	—
*	BTS Group Holdings PCL Warrants Exp. 12/31/25	35,488,180	—
			2,825,862
Turkey (0.5%)
	BIM Birlesik Magazalar A/S	6,237,367	40,353
	Eregli Demir ve Celik Fabrikalari TAS	18,941,435	39,550
	Turkiye Garanti Bankasi A/S	28,897,509	29,593
	KOC Holding A/S	11,292,451	27,533

129

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Turkcell Iletisim Hizmetleri A/S	15,419,788	24,599
*	Turkiye Petrol Rafinerileri A/S	1,701,623	24,488
	Akbank TAS	36,155,267	21,886
	Turkiye Sise ve Cam Fabrikalari A/S	18,743,984	16,861
	Ford Otomotiv Sanayi A/S	873,836	16,826
	Haci Omer Sabanci Holding A/S	12,915,264	15,036
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,792,620	15,010
*	Turk Hava Yollari AO	8,661,782	13,201
*	Petkim Petrokimya Holding A/S	18,771,877	12,762
	Turkiye Is Bankasi A/S Class C	21,567,622	12,652
	Enka Insaat ve Sanayi A/S	9,477,476	10,944
	Tofas Turk Otomobil Fabrikasi A/S	1,665,146	10,180
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,931,827	10,097
	Arcelik A/S	2,617,884	9,184
*	Gubre Fabrikalari TAS	1,184,585	8,534
*	Koza Altin Isletmeleri A/S	699,760	7,778
*	Sasa Polyester Sanayi A/S	2,361,556	7,617
*	TAV Havalimanlari Holding A/S	2,575,456	7,105
	Coca-Cola Icecek A/S	799,942	7,067
	Turk Telekomunikasyon A/S	7,575,026	5,940
	Yapi ve Kredi Bankasi A/S	20,730,625	5,889
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,352,878	5,623
*	Aksa Enerji Uretim A/S Class B	6,673,650	5,272
	Ulker Biskuvi Sanayi A/S	2,441,419	5,129
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,204,380	5,073
*	Turkiye Vakiflar Bankasi TAO	14,066,278	5,027
		Shares	Market Value• ($000)
	AG Anadolu Grubu Holding A/S	1,743,478	4,992
*	Turkiye Halk Bankasi A/S	10,479,053	4,829
	Tekfen Holding A/S	3,035,058	4,769
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,718,778	4,743
	Logo Yazilim Sanayi ve Ticaret A/S	1,059,000	4,702
	Nuh Cimento Sanayi A/S	1,020,958	4,626
*	Bera Holding A/S	4,508,607	4,466
	Sok Marketler Ticaret A/S	3,697,717	4,284
*	Hektas Ticaret TAS	4,437,203	4,095
*	Pegasus Hava Tasimaciligi A/S	491,165	4,084
[1]	Enerjisa Enerji A/S	3,242,255	3,979
	Dogan Sirketler Grubu Holding A/S	13,114,112	3,658
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	1,896,865	3,643
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	482,709	3,618
	Aksa Akrilik Kimya Sanayii A/S	1,465,718	3,600
	Is Yatirim Menkul Degerler A/S	2,022,707	3,366
*	Migros Ticaret A/S	868,681	3,188
	Otokar Otomotiv ve Savunma Sanayi A/S	87,272	3,079
	Turk Traktor ve Ziraat Makineleri A/S	178,642	3,074
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	2,895
	Iskenderun Demir ve Celik A/S	1,986,681	2,806
	Borusan Yatirim ve Pazarlama A/S	75,951	2,753
	Vestel Elektronik Sanayi ve Ticaret A/S	1,015,165	2,700
*	Oyak Cimento Fabrikalari A/S	3,371,400	2,424
	EGE Endustri ve Ticaret A/S	16,393	2,200
	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	2,153
*	Kordsa Teknik Tekstil A/S	726,453	2,087

130

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Kartonsan Karton Sanayi ve Ticaret A/S	380,490	2,084
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,070
	Alarko Holding A/S	1,736,437	1,717
	Dogus Otomotiv Servis ve Ticaret A/S	444,130	1,664
	Aygaz A/S	779,642	1,480
*	Zorlu Enerji Elektrik Uretim A/S	8,186,587	1,393
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,132,197	1,368
	Aksigorta A/S	1,858,198	1,358
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	1,299
*	Is Gayrimenkul Yatirim Ortakligi A/S	6,302,996	1,257
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	1,699,474	1,147
	Tat Gida Sanayi A/S	1,010,468	1,009
*	NET Holding A/S	1,995,322	889
	Akcansa Cimento A/S	526,035	860
*	Konya Cimento Sanayii A/S	8,990	786
*	Albaraka Turk Katilim Bankasi A/S	4,195,622	775
*	Cimsa Cimento Sanayi ve Ticaret A/S	234,371	762
*	Is Finansal Kiralama A/S	2,304,013	737
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	299,352	729
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	661
	Polisan Holding A/S	2,142,054	616
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	403,688	561
		Shares	Market Value• ($000)
*	Sekerbank Turk A/S	3,323,053	348
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			549,192
United Arab Emirates (0.9%)
	First Abu Dhabi Bank PJSC	60,435,931	293,335
	Emirates Telecommunications Group Co. PJSC	24,183,741	168,692
	Emirates NBD Bank PJSC	35,021,478	133,261
	Abu Dhabi Commercial Bank PJSC	37,202,067	84,143
	Aldar Properties PJSC	55,811,729	61,409
	Emaar Properties PJSC	50,561,784	55,352
	Dubai Islamic Bank PJSC	33,128,976	46,190
	Abu Dhabi National Oil Co. for Distribution PJSC	32,039,663	37,364
	Abu Dhabi Islamic Bank PJSC	19,206,707	30,581
*	ADNOC Drilling Co. PJSC	20,764,327	16,846
*	Emaar Malls PJSC	28,931,184	15,792
	Dubai Investments PJSC	30,555,996	14,174
	Dana Gas PJSC	49,520,416	13,944
*	Emaar Development PJSC	11,187,145	11,935
*	Air Arabia PJSC	30,715,964	11,648
	GFH Financial Group BSC	38,711,961	8,920
*	Dubai Financial Market PJSC	23,157,693	6,432
*	DAMAC Properties Dubai Co. PJSC	12,200,354	4,160
*	RAK Properties PJSC	14,727,997	2,942
*	Union Properties PJSC	28,224,603	2,023
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	426
			1,021,146
Total Common Stocks (Cost $79,704,169)			109,648,452

131

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[4,5] Vanguard Market Liquidity Fund, 0.070% (Cost $2,652,866)	26,531,416	2,653,142
Total Investments (101.3%) (Cost $82,357,035)		112,301,594
Other Assets and Liabilities—Net (-1.3%)		(1,436,426)
Net Assets (100%)		110,865,168
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $6,831,603,000, representing 6.2% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,213,196,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,323,129,000 was received for securities on loan, of which $1,322,132,000 is held in Vanguard Market Liquidity Fund and $997,000 is held in cash.
ADR—American Depositary Receipt.
BDR—Brazilian Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.
132

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	650	149,403	(44)
MSCI Emerging Market Index	December 2021	11,504	725,902	(17,732)
				(17,776)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Citibank, N.A.	12/15/21	INR	18,908,200	USD	254,230	—	(2,983)
BNP Paribas	12/15/21	INR	11,357,579	USD	152,213	—	(1,298)
Standard Chartered Bank	12/15/21	INR	7,360,000	USD	99,315	—	(1,518)
Morgan Stanley Capital Services LLC	12/15/21	INR	7,360,000	USD	99,315	—	(1,517)
Royal Bank of Canada	12/15/21	INR	4,864,043	USD	64,235	396	—
Toronto-Dominion Bank	12/15/21	USD	78,355	HKD	608,766	104	—
						500	(7,316)
HKD—Hong Kong dollar.
INR—Indian rupee.
USD—U.S. dollar.
133

Emerging Markets Stock Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Evergreen Marine Corp. Taiwan Ltd.	2/22/22	GSI	27,150	3.920	1,861	—
FTSE China A Stock Connect CNY All Cap Index	6/17/22	BOANA	283,313	4.170	5,345	—
Novatek Microelectronics Corp.	2/22/22	GSI	30,667	3.920	2,238	—
					9,444	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $4,729,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
134

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $79,704,169)	109,648,452
Affiliated Issuers (Cost $2,652,866)	2,653,142
Total Investments in Securities	112,301,594
Investment in Vanguard	3,723
Cash	997
Foreign Currency, at Value (Cost $327,688)	325,101
Cash Collateral Pledged—Futures Contracts	41,980
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	7,880
Receivables for Investment Securities Sold	6,919
Receivables for Accrued Income	64,581
Receivables for Capital Shares Issued	156,000
Unrealized Appreciation—Forward Currency Contracts	500
Unrealized Appreciation—Over-the-Counter Swap Contracts	9,444
Total Assets	112,918,719
Liabilities
Due to Custodian	4,050
Payables for Investment Securities Purchased	20,548
Collateral for Securities on Loan	1,323,129
Payables for Capital Shares Redeemed	25,612
Payables to Vanguard	2,732
Variation Margin Payable—Futures Contracts	10,458
Unrealized Depreciation—Forward Currency Contracts	7,316
Deferred Foreign Capital Gains Taxes	659,706
Total Liabilities	2,053,551
Net Assets	110,865,168
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Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	95,546,113
Total Distributable Earnings (Loss)	15,319,055
Net Assets	110,865,168

Investor Shares—Net Assets
Applicable to 5,354,230 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	171,460
Net Asset Value Per Share—Investor Shares	$32.02

ETF Shares—Net Assets
Applicable to 1,584,793,998 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,115,807
Net Asset Value Per Share—ETF Shares	$50.55

Admiral Shares—Net Assets
Applicable to 420,841,280 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,690,389
Net Asset Value Per Share—Admiral Shares	$42.04

Institutional Shares—Net Assets
Applicable to 243,740,164 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,790,773
Net Asset Value Per Share—Institutional Shares	$31.96

Institutional Plus Shares—Net Assets
Applicable to 47,935,047 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,096,739
Net Asset Value Per Share—Institutional Plus Shares	$106.33
See accompanying Notes, which are an integral part of the Financial Statements.
136

Emerging Markets Stock Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends[1]	2,536,010
Interest[2]	978
Securities Lending—Net	38,606
Total Income	2,575,594
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,659
Management and Administrative—Investor Shares	476
Management and Administrative—ETF Shares	44,014
Management and Administrative—Admiral Shares	20,623
Management and Administrative—Institutional Shares	6,113
Management and Administrative—Institutional Plus Shares	3,102
Marketing and Distribution—Investor Shares	12
Marketing and Distribution—ETF Shares	1,634
Marketing and Distribution—Admiral Shares	639
Marketing and Distribution—Institutional Shares	216
Marketing and Distribution—Institutional Plus Shares	68
Custodian Fees	17,469
Auditing Fees	138
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	2,109
Shareholders’ Reports—Admiral Shares	225
Shareholders’ Reports—Institutional Shares	104
Shareholders’ Reports—Institutional Plus Shares	23
Trustees’ Fees and Expenses	32
Total Expenses	100,657
Net Investment Income	2,474,937
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(1,288,321)
Futures Contracts	189,522
Swap Contracts	52,445
Forward Currency Contracts	9,606
Foreign Currencies	(4,114)
Realized Net Gain (Loss)	(1,040,862)
137

Emerging Markets Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	13,652,962
Futures Contracts	(19,256)
Swap Contracts	13
Forward Currency Contracts	(6,816)
Foreign Currencies	(1,106)
Change in Unrealized Appreciation (Depreciation)	13,625,797
Net Increase (Decrease) in Net Assets Resulting from Operations	15,059,872
1	Dividends are net of foreign withholding taxes of $296,904,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $945,000, $18,000, and ($18,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $4,825,000.
4	Includes $89,733,000 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $581,693,000.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,474,937	1,944,587
Realized Net Gain (Loss)	(1,040,862)	(1,578,669)
Change in Unrealized Appreciation (Depreciation)	13,625,797	5,077,712
Net Increase (Decrease) in Net Assets Resulting from Operations	15,059,872	5,443,630
Distributions
Investor Shares	(3,538)	(5,308)
ETF Shares	(1,706,366)	(1,765,914)
Admiral Shares	(377,206)	(401,489)
Institutional Shares	(172,185)	(182,259)
Institutional Plus Shares	(114,136)	(109,778)
Total Distributions	(2,373,431)	(2,464,748)
Capital Share Transactions
Investor Shares	(14,102)	(82,198)
ETF Shares	9,871,776	(3,609,670)
Admiral Shares	997,818	(412,007)
Institutional Shares	225,108	(3,583)
Institutional Plus Shares	(275,630)	1,698,268
Net Increase (Decrease) from Capital Share Transactions	10,804,970	(2,409,190)
Total Increase (Decrease)	23,491,411	569,692
Net Assets
Beginning of Period	87,373,757	86,804,065
End of Period	110,865,168	87,373,757
See accompanying Notes, which are an integral part of the Financial Statements.
139

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.86	$26.59	$24.02	$28.16	$23.85
Investment Operations
Net Investment Income[1]	.670	.528	.643[2]	.663	.601
Net Realized and Unrealized Gain (Loss) on Investments	4.133	1.456	2.601	(4.187)	4.302
Total from Investment Operations	4.803	1.984	3.244	(3.524)	4.903
Distributions
Dividends from Net Investment Income	(.643)	(.714)	(.674)	(.616)	(.593)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.643)	(.714)	(.674)	(.616)	(.593)
Net Asset Value, End of Period	$32.02	$27.86	$26.59	$24.02	$28.16
Total Return[3]	17.23%	7.55%	13.66%	-12.73%	20.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$171	$162	$239	$1,283	$1,738
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%	0.29%	0.29%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.05%	2.02%	2.48%[2]	2.36%	2.38%
Portfolio Turnover Rate[4]	9%	10%	9%	11%	6%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.98	$41.99	$37.91	$44.47	$37.67
Investment Operations
Net Investment Income[1]	1.186	.954	1.393[2]	1.126	1.035
Net Realized and Unrealized Gain (Loss) on Investments	6.506	2.249	3.826	(6.636)	6.781
Total from Investment Operations	7.692	3.203	5.219	(5.510)	7.816
Distributions
Dividends from Net Investment Income	(1.122)	(1.213)	(1.139)	(1.050)	(1.016)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.122)	(1.213)	(1.139)	(1.050)	(1.016)
Net Asset Value, End of Period	$50.55	$43.98	$41.99	$37.91	$44.47
Total Return	17.51%	7.77%	13.95%	-12.64%	20.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,116	$61,434	$63,089	$53,765	$64,967
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.29%	2.31%	3.40%[2]	2.53%	2.56%
Portfolio Turnover Rate[3]	9%	10%	9%	11%	6%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.271 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.57	$34.91	$31.53	$36.99	$31.33
Investment Operations
Net Investment Income[1]	.949	.784	1.154[2]	.944	.860
Net Realized and Unrealized Gain (Loss) on Investments	5.432	1.870	3.155	(5.531)	5.645
Total from Investment Operations	6.381	2.654	4.309	(4.587)	6.505
Distributions
Dividends from Net Investment Income	(.911)	(.994)	(.929)	(.873)	(.845)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.911)	(.994)	(.929)	(.873)	(.845)
Net Asset Value, End of Period	$42.04	$36.57	$34.91	$31.53	$36.99
Total Return[3]	17.44%	7.72%	13.83%	-12.64%	21.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,690	$14,541	$14,383	$11,632	$12,585
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.28%	3.38%[2]	2.51%	2.56%
Portfolio Turnover Rate[4]	9%	10%	9%	11%	6%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.225 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.81	$26.55	$23.98	$28.13	$23.82
Investment Operations
Net Investment Income[1]	.736	.611	.888[2]	.721	.659
Net Realized and Unrealized Gain (Loss) on Investments	4.120	1.415	2.401	(4.198)	4.301
Total from Investment Operations	4.856	2.026	3.289	(3.477)	4.960
Distributions
Dividends from Net Investment Income	(.706)	(.766)	(.719)	(.673)	(.650)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.706)	(.766)	(.719)	(.673)	(.650)
Net Asset Value, End of Period	$31.96	$27.81	$26.55	$23.98	$28.13
Total Return	17.45%	7.76%	13.88%	-12.60%	21.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,791	$6,592	$6,309	$5,142	$5,647
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.25%	2.34%	3.43%[2]	2.55%	2.59%
Portfolio Turnover Rate[3]	9%	10%	9%	11%	6%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.171 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$92.51	$88.32	$79.77	$93.57	$79.26
Investment Operations
Net Investment Income[1]	2.412	2.123	3.102[2]	2.182	2.221
Net Realized and Unrealized Gain (Loss) on Investments	13.779	4.635	7.869	(13.725)	14.266
Total from Investment Operations	16.191	6.758	10.971	(11.543)	16.487
Distributions
Dividends from Net Investment Income	(2.371)	(2.568)	(2.421)	(2.257)	(2.177)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.371)	(2.568)	(2.421)	(2.257)	(2.177)
Net Asset Value, End of Period	$106.33	$92.51	$88.32	$79.77	$93.57
Total Return	17.49%	7.78%	13.93%	-12.58%	21.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,097	$4,645	$2,784	$1,973	$3,991
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.45%	3.59%[2]	2.57%	2.61%
Portfolio Turnover Rate[3]	9%	10%	9%	11%	6%
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.571 and 0.66%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2021, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in
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Emerging Markets Stock Index Fund
the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
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Emerging Markets Stock Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
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Emerging Markets Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
148

Emerging Markets Stock Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $3,723,000, representing less than 0.01% of the fund’s net assets and 1.49% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Emerging Markets Stock Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,476,286	19,470	8	8,495,764
Common Stocks—Other	6,133,199	94,932,599	86,890	101,152,688
Temporary Cash Investments	2,653,142	—	—	2,653,142
Total	17,262,627	94,952,069	86,898	112,301,594

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	500	—	500
Swap Contracts	—	9,444	—	9,444
Total	—	9,944	—	9,944
Liabilities
Futures Contracts[1]	17,776	—	—	17,776
Forward Currency Contracts	—	7,316	—	7,316
Total	17,776	7,316	—	25,092
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	500	500
Unrealized Appreciation—Over-the-Counter Swap Contracts	9,444	—	9,444
Total Assets	9,444	500	9,944

Unrealized Depreciation—Futures Contracts[1]	17,776	—	17,776
Unrealized Depreciation—Forward Currency Contracts	—	7,316	7,316
Total Liabilities	17,776	7,316	25,092
1	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Emerging Markets Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	189,522	—	189,522
Forward Currency Contracts	—	9,606	9,606
Swap Contracts	52,445	—	52,445
Realized Net Gain (Loss) on Derivatives	241,967	9,606	251,573

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(19,256)	—	(19,256)
Forward Currency Contracts	—	(6,816)	(6,816)
Swap Contracts	13	—	13
Change in Unrealized Appreciation (Depreciation) on Derivatives	(19,243)	(6,816)	(26,059)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	89,522
Total Distributable Earnings (Loss)	(89,522)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	764,307
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(14,244,723)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	28,799,471
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Emerging Markets Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income	2,373,431	2,464,748
Long-Term Capital Gains	—	—
Total	2,373,431	2,464,748
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	82,839,699
Gross Unrealized Appreciation	44,257,404
Gross Unrealized Depreciation	(14,795,406)
Net Unrealized Appreciation (Depreciation)	29,461,998
F.  During the year ended October 31, 2021, the fund purchased $20,620,374,000 of investment securities and sold $9,895,309,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,427,552,000 and $190,714,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	35,281	1,072	16,736	651
Issued in Lieu of Cash Distributions	3,538	109	5,308	195
Redeemed[1]	(52,921)	(1,649)	(104,242)	(4,022)
Net Increase (Decrease)—Investor Shares	(14,102)	(468)	(82,198)	(3,176)
ETF Shares
Issued	9,871,776	187,928	825,514	20,070
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(4,435,184)	(125,800)
Net Increase (Decrease)—ETF Shares	9,871,776	187,928	(3,609,670)	(105,730)
Admiral Shares
Issued[1]	3,864,155	89,841	3,245,146	97,262
Issued in Lieu of Cash Distributions	329,698	7,748	348,063	9,830
Redeemed	(3,196,035)	(74,341)	(4,005,216)	(121,465)
Net Increase (Decrease)—Admiral Shares	997,818	23,248	(412,007)	(14,373)
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Emerging Markets Stock Index Fund
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	2,271,838	69,396	1,781,929	68,805
Issued in Lieu of Cash Distributions	161,913	5,003	171,042	6,363
Redeemed	(2,208,643)	(67,714)	(1,956,554)	(75,769)
Net Increase (Decrease)—Institutional Shares	225,108	6,685	(3,583)	(601)
Institutional Plus Shares
Issued	963,871	8,971	1,900,916	21,059
Issued in Lieu of Cash Distributions	106,546	991	103,316	1,160
Redeemed	(1,346,047)	(12,234)	(305,964)	(3,531)
Net Increase (Decrease)—Institutional Plus Shares	(275,630)	(2,272)	1,698,268	18,688
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 135 and 103 shares, respectively, in the amount of $4,000 from the conversion during the year ended October 31, 2020.
H.  Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
153

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
154

Special 2021 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $275,149,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $2,846,867,000 and foreign taxes paid of $281,120,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
155

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q5330 122021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2021: $418,000
Fiscal Year Ended October 31, 2020: $322,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2021: $11,244,694
Fiscal Year Ended October 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2021: $2,955,181
Fiscal Year Ended October 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended October 31, 2021: $2,047,574
Fiscal Year Ended October 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended October 31, 2021: $280,000
Fiscal Year Ended October 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2021: $2,327,574
Fiscal Year Ended October 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.